UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – June 30, 2010

Item 1: Reports to Shareholders

Vanguard Bond Index Funds
Semiannual Report

June 30, 2010

Vanguard Total Bond Market Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

> The Investor Shares of the Vanguard Bond Index Funds posted six-month returns ranging between 2.95% and 10.52%.

> Corporate securities were in the market’s fore at the start of the period, but then retreated as investor nervousness increased.

> The returns of the Intermediate- and Long-Term Funds outpaced the average returns of their peer groups; the Total Bond Market Index and Short-Term Bond Index Funds performed in line with their peer-group averages.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	5
Total Bond Market Index Fund.	9
Short-Term Bond Index Fund.	30
Intermediate-Term Bond Index Fund.	46
Long-Term Bond Index Fund.	63
About Your Fund’s Expenses.	78
Trustees Approve Advisory Arrangement.	81
Glossary.	82

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market Index Fund
Investor Shares	2.96%	1.85%	3.48%	5.33%
Admiral™ Shares	3.07	1.91	3.48	5.39
Signal® Shares	3.07	1.91	3.48	5.39
Institutional Shares	3.11	1.93	3.48	5.41
Institutional Plus Shares	3.13	1.94	3.48	5.42
ETF Shares	3.07
Market Price				5.23
Net Asset Value				5.37
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index				5.32
Spliced Intermediate Investment-Grade Funds
Average				5.34

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended June 30, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Institutional Shares prior to February 5 and of the Institutional Plus Shares from then on.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal, Institutional, and Institutional Plus Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

Your Fund’s Total Returns

Six Months Ended June 30, 2010
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Short-Term Bond Index Fund
Investor Shares	1.28%	1.15%	1.80%	2.95%
Admiral™ Shares	1.39	1.21	1.80	3.01
Signal® Shares	1.39	1.21	1.80	3.01
ETF Shares	1.39
Market Price				2.93
Net Asset Value				2.97
Spliced Barclays Capital U.S. 1–5 Year
Government/Credit Float Adjusted Index				2.99
Spliced 1–5 Year Investment-Grade Debt
Funds Average				2.97

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Spliced 1–5 Year Investment-Grade Debt Funds Average: Based on average returns for 1–5 Year U.S. Government Funds through December 31, 2001, and average returns for 1–5 Year Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	3.34%	2.21%	5.41%	7.62%
Admiral™ Shares	3.45	2.27	5.41	7.68
Signal® Shares	3.45	2.27	5.41	7.68
Institutional Shares	3.49	2.29	5.41	7.70
ETF Shares	3.45
Market Price				8.00
Net Asset Value				7.69
Spliced Barclays Capital U.S. 5–10 Year
Government/Credit Float Adjusted Index				7.61
Spliced Intermediate Investment-Grade Funds
Average				5.34

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Spliced Intermediate Investment-Grade Funds Average: Based on average returns for Intermediate U.S. Government Funds through December 31, 2001, and average returns for Intermediate Investment Grade Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal, Institutional, and Institutional Plus Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

2

Your Fund’s Total Returns

Six Months Ended June 30, 2010
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Long-Term Bond Index Fund
Investor Shares	4.71%	2.73%	7.79%	10.52%
Institutional Shares	4.86	2.81	7.79	10.60
ETF Shares	4.82
Market Price				11.03
Net Asset Value				10.56
Spliced Barclays Capital U.S. Long
Government/Credit Float Adjusted Index				10.24
Spliced Corporate A-Rated Debt Funds
Average				5.39

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Spliced Corporate A-Rated Debt Funds Average: Based on average returns for General Government Funds through December 31, 2001, and the average returns for Corporate A-Rated Debt Funds thereafter. Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal, Institutional, and Institutional Plus Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3

Your Fund’s Performance at a Glance

December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market Index Fund
Investor Shares	$10.35	$10.71	$0.187	$0.000
Admiral Shares	10.35	10.71	0.193	0.000
Signal Shares	10.35	10.71	0.193	0.000
Institutional Shares	10.35	10.71	0.195	0.000
Institutional Plus Shares	10.35	10.71	0.193	0.000
ETF Shares	78.31	81.27	1.207	0.000
Vanguard Short-Term Bond Index Fund
Investor Shares	$10.42	$10.60	$0.119	$0.007
Admiral Shares	10.42	10.60	0.125	0.007
Signal Shares	10.42	10.60	0.125	0.007
ETF Shares	79.35	80.86	0.777	0.054
Vanguard Intermediate-Term Bond Index Fund
Investor Shares	$10.72	$11.30	$0.229	$0.000
Admiral Shares	10.72	11.30	0.235	0.000
Signal Shares	10.72	11.30	0.235	0.000
Institutional Shares	10.72	11.30	0.237	0.000
ETF Shares	78.85	83.45	1.397	0.000
Vanguard Long-Term Bond Index Fund
Investor Shares	$11.56	$12.46	$0.299	$0.000
Institutional Shares	11.56	12.46	0.307	0.000
ETF Shares	75.91	82.17	1.640	0.000

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended June 30, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Institutional Shares prior to February 5 and of the Institutional Plus Shares from then on.

4

Chairman’s Letter

Dear Shareholder:

While 2009 was marked by investors pouring money into riskier, higher-yielding securities, the first six months of 2010 saw a reversal of that trend. The big shift occurred in May as sovereign debt worries mounted. Concerns about Greece’s precarious financial situation intensified, with investors growing anxious that other nations, such as Portugal and Spain, could falter as well. With the stability of the Eurozone itself being called into question, investors flocked to high-quality investments, especially U.S. Treasury bonds, which are a major component of all four Vanguard Bond Index Funds.

The funds performed in line with their benchmark indexes. In contrast to 2009, when the funds’ heavy weighting in ultrasafe Treasuries restrained relative performance, in this period that concentration helped them either match or surpass the average returns of their respective peer groups, which tend to have greater exposure to corporate securities.

The best-performing fund was the Long-Term Bond Index Fund, with an Investor Share return of 10.52%, followed by the Intermediate-Term Bond Index Fund (7.62%), the Total Bond Market Index Fund (5.33%), and the Short-Term Bond Index Fund (2.95%).

5

At the end of the period, the yields of the four funds’ Investor Shares ranged from 1.28% for the Short-Term Bond Index Fund to 4.71% for the Long-Term Bond Index Fund. Both shorter- and longer-term yields were down from the start of the year.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. In addition to U.S. Treasuries, higher-quality corporate bonds performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, repre-

Market Barometer
			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

CPI
Consumer Price Index	0.93%	1.05%	2.30%

6

senting companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

Funds’ high-quality holdings found favor as nerves frayed

The four Vanguard Bond Index Funds are designed to deliver the returns of the broad investment-grade fixed income market and its short-, intermediate-, and long-term segments, all of which performed solidly as stocks teetered during the first six months of 2010. Like their indexes, the four funds are made up largely of U.S. government-related securities, including big stakes in Treasuries, and investment-grade corporate bonds.

Corporate securities rallied and U.S. Treasuries struggled in early 2010, but the pattern then reversed: As investors fretted about uncertainty in Europe and the direction of a U.S. economy still plagued by stubbornly high unemployment, corporate bond performance trailed that of U.S. Treasuries. This flight to quality was a major contributor to fund performance because Treasury holdings accounted for between 35% of assets in the Total Bond Market Index Fund and more than 40% of assets in the three other funds.

Expense Ratios
Your Fund Compared With Its Peer Group
							Peer
	Investor	Admiral	Signal	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total Bond Market Index Fund	0.22%	0.12%	0.12%	0.07%	0.05%	0.12%	0.91%
Short-Term Bond Index Fund	0.22	0.12	0.12	—	—	0.12	0.90
Intermediate-Term Bond Index
Fund	0.22	0.12	0.12	0.07	—	0.12	0.91
Long-Term Bond Index Fund	0.22	—	—	0.07	—	0.12	1.09

The fund expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended June 30, 2010, the funds’ annualized expense ratios were: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the Total Bond Market Index Fund, Intermediate Investment-Grade Debt Funds; for the Short-Term Bond Index Fund, 1–5 Year Investment-Grade Debt Funds; for the Intermediate-Term Bond Index Fund, Intermediate Investment-Grade Debt Funds; for the Long-Term Bond Index Fund, Corporate A-Rated Debt Funds.

7

That new risk aversion helped the Long-Term Bond Index Fund and the Intermediate-Term Bond Index Fund outperform their peer groups. The Total Bond Index Fund and the Short-Term Bond Index Fund posted returns in line with their peers.

With investors seeking securities less vulnerable to the global uncertainty and economic cycle, the prices of U.S. Treasuries rose and their yields dipped, making capital gains rather than investment income the most significant component of the funds’ six-month returns. That price swing was most dramatic for longer-term bonds: Of the Long-Term Bond Index Fund’s 10.52% Investor Share return, 7.8 percentage points reflected capital appreciation.

Cycles large and small make the case for diversification
An analysis of the Vanguard Bond Index Funds’ returns, like those of the bond market itself, often centers on the relative performance of corporate and government bonds. Such analyses also illustrate some basic facts about investing: Markets move in cycles; asset classes and their discrete segments move in and out of favor. An effective response to these tos and fros is not to try to anticipate and time them (a formula for disappointment), but to diversify a portfolio both within and among the major asset classes.

Even as markets gyrate and pundits declaim, the most productive investment decision you can make is simply to build a low-cost, diversified portfolio that reflects your risk tolerance and time horizon, and then tune out the noise. Vanguard Bond Index Funds can be a crucial component of that strategy.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2010

8

Total Bond Market Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	Institutional	ETF
	Shares	Shares	Shares	Shares	Plus Shares	Shares
Ticker Symbol	VBMFX	VBTLX	VBTSX	VBTIX	VBMPX	BND
Expense Ratio1	0.22%	0.12%	0.12%	0.07%	0.05%	0.12%
30-Day SEC Yield	2.96%	3.07%	3.07%	3.11%	3.13%	3.07%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,570	8,211
Yield to Maturity
(before expenses)	2.7%	2.8%
Average Coupon	4.6%	4.4%
Average Duration	4.4 years	4.4 years
Average Effective
Maturity	6.4 years	6.5 years
Short-Term
Reserves	0.1%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.4%
Commercial Mortgage-Backed		3.3
Finance		7.0
Foreign		4.6
Government Mortgage-Backed		28.4
Industrial		10.9
Treasury/Agency		42.4
Utilities		2.3
Other		0.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
Spliced
Barclays
Aggregate
Float Adj
Index
R-Squared	0.99
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	3.1%
1 - 3 Years	27.1
3 - 5 Years	31.7
5 - 10 Years	26.1
10 - 20 Years	4.5
20 - 30 Years	7.4
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)
Aaa	76.6%
Aa	4.3
A	10.0
Baa	9.1
For information about these ratings, see the Glossary entry for Credit Quality.

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares.

9

Total Bond Market Index Fund

Investment Focus

10

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010
				Spliced
				Barclays
				Aggregate
				Float Adj
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	7.21%	4.18%	11.39%	11.63%
2001	6.52	1.91	8.43	8.44
2002	5.88	2.38	8.26	10.25
2003	4.64	-0.67	3.97	4.10
2004	4.43	-0.19	4.24	4.34
2005	4.43	-2.03	2.40	2.43
2006	4.97	-0.70	4.27	4.33
2007	5.22	1.70	6.92	6.97
2008	4.85	0.20	5.05	5.24
2009	4.26	1.67	5.93	5.93
2010	1.85	3.48	5.33	5.32

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

See Financial Highlights for dividend and capital gains information.

11

Total Bond Market Index Fund

Average Annual Total Returns: Periods Ended June 30, 2010

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	12/11/1986	9.28%	5.48%	5.08%	1.12%	6.20%
Admiral Shares	11/12/2001	9.41	5.58	4.88[1]	0.33[1]	5.21[1]
Signal Shares	9/1/2006	9.41	—	4.80[1]	1.97[1]	6.77[1]
Institutional Shares	9/18/1995	9.45	5.62	5.21	1.12	6.33
Institutional Plus Shares	9/18/1995	9.46	5.62	5.21	1.12	6.33
ETF Shares	4/3/2007
Market Price		8.77	—			6.87[1]
Net Asset Value		9.44	—			6.84[1]

1 Return since inception.

The inception date of the Institutional Plus Shares is February 5, 2010. For the period ended June 30, 2010, the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Institutional Shares prior to February 5, 2010 and of the Institutional Plus Shares from then on. The inception date shown in the table above is that of the fund's Institutional Shares.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

12

Total Bond Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.875%	2/28/14	783,075	798,251	1.0%
United States Treasury Note/Bond	5.125%	6/30/11	721,955	755,909	0.9%
United States Treasury Note/Bond	0.750%	11/30/11	750,344	753,158	0.9%
United States Treasury Note/Bond	1.375%	1/15/13	667,035	676,000	0.8%
United States Treasury Note/Bond	3.125%	9/30/13	611,435	650,989	0.8%
United States Treasury Note/Bond	2.750%	10/31/13	588,953	619,690	0.7%
United States Treasury Note/Bond	6.250%	8/15/23	451,670	585,970	0.7%
United States Treasury Note/Bond	1.750%	3/31/14	569,050	577,051	0.7%
United States Treasury Note/Bond	4.750%	2/15/37	488,270	561,740	0.7%
United States Treasury Note/Bond	4.500%	8/15/39	463,434	511,659	0.6%
United States Treasury Note/Bond	3.375%	11/15/19	471,233	488,612	0.6%
United States Treasury Note/Bond	1.125%	12/15/12	482,645	486,641	0.6%
United States Treasury Note/Bond	3.875%	5/15/18	425,116	464,903	0.6%
United States Treasury Note/Bond	8.750%	5/15/17	325,515	458,367	0.6%
United States Treasury Note/Bond	2.125%	11/30/14	430,659	440,013	0.5%
United States Treasury Note/Bond	2.625%	6/30/14	411,700	430,486	0.5%
United States Treasury Note/Bond	0.750%	5/31/12	416,575	417,746	0.5%
United States Treasury Note/Bond	3.500%	5/15/20	393,120	411,856	0.5%
United States Treasury Note/Bond	1.375%	5/15/12	387,975	393,674	0.5%
United States Treasury Note/Bond	3.000%	8/31/16	365,675	381,845	0.5%
United States Treasury Note/Bond	3.625%	2/15/20	356,989	377,573	0.5%
United States Treasury Note/Bond	4.750%	8/15/17	326,280	377,516	0.5%
United States Treasury Note/Bond	9.875%	11/15/15	262,900	369,745	0.4%
United States Treasury Note/Bond	8.750%	8/15/20	244,040	366,214	0.4%
United States Treasury Note/Bond	4.750%	5/31/12	338,565	365,440	0.4%
United States Treasury Note/Bond	1.750%	8/15/12	352,135	360,389	0.4%
United States Treasury Note/Bond	4.375%	11/15/39	319,046	345,217	0.4%
United States Treasury Note/Bond	1.125%	6/30/11	335,340	337,751	0.4%
United States Treasury Note/Bond	1.000%	12/31/11	328,425	330,836	0.4%
United States Treasury Note/Bond	5.125%	5/15/16	282,485	329,756	0.4%
United States Treasury Note/Bond	1.375%	4/15/12	308,564	313,192	0.4%

13

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	4.875%	2/15/12	291,345	312,150	0.4%
	United States Treasury Note/Bond	7.875%	2/15/21	208,392	298,555	0.4%
	United States Treasury Note/Bond	2.375%	2/28/15	288,962	297,902	0.4%
	United States Treasury Note/Bond	0.875%	1/31/12	296,300	297,873	0.4%
	United States Treasury Note/Bond	2.500%	6/30/17	296,125	297,653	0.4%
	United States Treasury Note/Bond	1.500%	12/31/13	293,800	296,280	0.4%
	United States Treasury Note/Bond	1.125%	12/15/11	289,190	291,946	0.4%
	United States Treasury Note/Bond	3.000%	9/30/16	277,150	289,145	0.3%
	United States Treasury Note/Bond	3.250%	6/30/16	263,740	279,894	0.3%
	United States Treasury Note/Bond	4.000%	8/15/18	252,975	278,548	0.3%
	United States Treasury Note/Bond	4.250%	11/15/17	241,810	271,848	0.3%
	United States Treasury Note/Bond	4.875%	4/30/11	256,905	266,539	0.3%
	United States Treasury Note/Bond	4.250%	5/15/39	249,354	264,275	0.3%
	United States Treasury
	Note/Bond	0.875%–11.250%	4/30/11–2/15/40	9,794,345	10,756,339	12.9%
					29,237,136	35.3%
Agency Bonds and Notes
1	Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	3,991	0.0%
1,2	Federal Home Loan Banks	1.000%–5.625%	7/1/11–7/15/36	1,116,025	1,199,139	1.5%
1	Federal Home
	Loan Mortgage Corp.	1.125%–6.750%	7/18/11–7/15/32	1,238,263	1,341,177	1.6%
1,2	Federal National
	Mortgage Assn.	0.850%–8.200%	10/15/11–7/15/37	1,542,709	1,668,799	2.0%
	Agency Bonds and Notes—Other †				1,300,306	1.6%
					5,513,412	6.7%
Conventional Mortgage-Backed Securities
1,2	Fannie Mae Pool	4.000%–11.000%	9/1/10–7/1/40	10,026,916	10,754,185	13.0%
1,2	Freddie Mac Gold Pool	5.500%	7/1/40	339,200	363,897	0.4%
1,2	Freddie Mac Gold Pool	5.000%	7/1/40	313,125	331,227	0.4%
1,2	Freddie Mac Gold Pool	4.500%	7/1/40	270,550	280,190	0.3%
1,2	Freddie Mac Gold Pool	4.000%–10.000%	7/1/10–4/1/40	6,167,717	6,611,436	8.0%
1,2	Freddie Mac
	Non Gold Pool	8.000%–10.500%	12/1/15–3/1/20	62	67	0.0%
2	Ginnie Mae I Pool	5.000%	7/1/40	740,800	789,182	1.0%
2	Ginnie Mae I Pool	4.000%–11.500%	7/15/10–7/1/40	2,493,347	2,665,478	3.2%
2	Ginnie Mae II Pool	4.500%	7/1/40	260,975	271,330	0.3%
2	Ginnie Mae II Pool	5.000%	7/1/40	310,875	330,594	0.4%
2	Ginnie Mae II Pool	4.500%–8.500%	3/20/28–7/1/40	848,156	916,577	1.1%
					23,314,163	28.1%
Nonconventional Mortgage-Backed Securities
1,2	Fannie Mae Pool	2.514%–6.263%	11/1/33–5/1/40	464,468	486,879	0.6%
1,2	Freddie Mac
	Non Gold Pool	2.648%–6.443%	9/1/34–6/1/40	397,832	418,418	0.5%
2	Ginnie Mae I Pool	7.900%	2/15/21	5	5	0.0%
2	Ginnie Mae II Pool	4.375%	6/20/29	268	278	0.0%
					905,580	1.1%
Total U.S. Government and Agency Obligations (Cost $56,386,817)					58,970,291	71.2%
[3]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,000,403) †					3,217,357	3.9%
Corporate Bonds
Finance
3	Banking †				3,723,294	4.5%
3	Brokerage †				102,989	0.1%
	Finance Companies †				646,168	0.8%
3	Insurance †				933,201	1.1%

14

Total Bond Market Index Fund

				Market	Percentage
				Value•	of Net
		Coupon		($000)	Assets
	Other Finance †			38,040	0.0%
3	Real Estate Investment Trusts †			291,249	0.4%
				5,734,941	6.9%
Industrial
3	Basic Industry †			836,612	1.0%
3	Capital Goods †			889,643	1.1%
3	Communication †			1,901,269	2.3%
3	Consumer Cyclical †			867,763	1.0%
3	Consumer Noncyclical †			2,246,487	2.7%
3	Energy †			1,167,366	1.4%
	Other Industrial †			2,891	0.0%
	Technology †			619,079	0.7%
3	Transportation †			291,777	0.4%
				8,822,887	10.6%
Utilities
3	Electric †			1,378,422	1.7%
3	Natural Gas †			497,452	0.6%
	Other Utility †			7,912	0.0%
				1,883,786	2.3%
Total Corporate Bonds (Cost $15,429,290)				16,441,614	19.8%
[3]Sovereign Bonds (U.S. Dollar-Denominated) (Cost $3,197,198) †				3,343,808	4.0%
Taxable Municipal Bonds (Cost $481,640) †				496,536	0.6%

			Shares
Temporary Cash Investment
Money Market Fund
4,5	Vanguard Market Liquidity Fund
	(Cost $4,147,475)	0.286%	4,147,474,657	4,147,475	5.0%
^Total Investments (Cost $82,642,823)				86,617,081	104.5%
Other Assets and Liabilities
Other Assets				1,461,214	1.8%
Liabilities[5]				(5,223,532)	(6.3%)
				(3,762,318)	(4.5%)
Net Assets				82,854,763	100.0%
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value					86,617,081
Receivables for Investment Securities Sold					583,090
Accrued Income Receivable					656,898
Other Assets					221,226
Total Assets					88,078,295
Liabilities
Payables for Investment Securities Purchased					4,861,718
Other Liabilities[5]					361,814
Total Liabilities					5,223,532
Net Assets					82,854,763

15

Total Bond Market Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	78,730,192
Undistributed Net Investment Income	22,555
Accumulated Net Realized Gains	127,758
Unrealized Appreciation (Depreciation)	3,974,258
Net Assets	82,854,763

Investor Shares—Net Assets
Applicable to 1,987,134,387 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	21,282,429
Net Asset Value Per Share—Investor Shares	$10.71

Admiral Shares—Net Assets
Applicable to 1,935,058,840 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,725,242
Net Asset Value Per Share—Admiral Shares	$10.71

Signal Shares—Net Assets
Applicable to 803,961,398 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,610,748
Net Asset Value Per Share—Signal Shares	$10.71

Institutional Shares—Net Assets
Applicable to 1,762,146,856 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	18,873,300
Net Asset Value Per Share—Institutional Shares	$10.71

Institutional Plus Shares—Net Assets
Applicable to 501,769,251 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,374,158
Net Asset Value Per Share—Institutional Plus Shares	$10.71

ETF Shares—Net Assets
Applicable to 98,300,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,988,886
Net Asset Value Per Share—ETF Shares	$81.27

• See Note A in Notes to Financial Statements.
^ The total value of securities on loan is $73,983,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $447,589,000, representing 0.5% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $75,787,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total Bond Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest[1]	1,439,641
Security Lending	114
Total Income	1,439,755
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,880
Management and Administrative—Investor Shares	18,114
Management and Administrative—Admiral Shares	7,668
Management and Administrative—Signal Shares	3,012
Management and Administrative—Institutional Shares	2,766
Management and Administrative—Institutional Plus Shares	534
Management and Administrative—ETF Shares	2,403
Marketing and Distribution—Investor Shares	2,892
Marketing and Distribution—Admiral Shares	1,693
Marketing and Distribution—Signal Shares	1,202
Marketing and Distribution—Institutional Shares	2,358
Marketing and Distribution—Institutional Plus Shares	242
Marketing and Distribution—ETF Shares	972
Custodian Fees	499
Audit Fees	6
Shareholders’ Reports—Investor Shares	195
Shareholders’ Reports—Admiral Shares	17
Shareholders’ Reports—Signal Shares	30
Shareholders’ Reports—Institutional Shares	82
Shareholders’ Reports—Institutional Plus Shares	5
Shareholders’ Reports—ETF Shares	189
Trustees’ Fees and Expenses	56
Total Expenses	47,815
Net Investment Income	1,391,940
Realized Net Gain (Loss) on Investment Securities Sold	240,270
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,365,117
Net Increase (Decrease) in Net Assets Resulting from Operations	3,997,327
1 Interest income from an affiliated company of the fund was $2,938,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,391,940	2,489,581
Realized Net Gain (Loss)	240,270	352,173
Change in Unrealized Appreciation (Depreciation)	2,365,117	543,003
Net Increase (Decrease) in Net Assets Resulting from Operations	3,997,327	3,384,757
Distributions
Net Investment Income
Investor Shares	(362,065)	(770,305)
Admiral Shares	(354,266)	(632,712)
Signal Shares	(156,596)	(327,633)
Institutional Shares	(319,747)	(572,912)
Institutional Plus Shares	(68,508)	—
ETF Shares	(108,203)	(189,300)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(1,369,385)	(2,492,862)
Capital Share Transactions
Investor Shares	1,022,713	(10,335,988)
Admiral Shares	2,129,494	4,698,656
Signal Shares	(124,255)	946,785
Institutional Shares	2,579,156	3,044,080
Institutional Plus Shares	5,268,899	—
ETF Shares	1,479,580	3,210,839
Net Increase (Decrease) from Capital Share Transactions	12,355,587	1,564,372
Total Increase (Decrease)	14,983,529	2,456,267
Net Assets
Beginning of Period	67,871,234	65,414,967
End of Period[1]	82,854,763	67,871,234
1 Net Assets—End of Period includes undistributed net investment income of $22,555,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total Bond Market Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06	$10.27
Investment Operations
Net Investment Income	.187	.421	.477	.501	.485	.446
Net Realized and Unrealized Gain (Loss)
on Investments	.360	.170	.020	.170	(.070)	(.205)
Total from Investment Operations	.547	.591	.497	.671	.415	.241
Distributions
Dividends from Net Investment Income	(.187)	(.421)	(.477)	(.501)	(.485)	(.449)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.187)	(.421)	(.477)	(.501)	(.485)	(.451)
Net Asset Value, End of Period	$10.71	$10.35	$10.18	$10.16	$9.99	$10.06

Total Return[1]	5.33%	5.93%	5.05%	6.92%	4.27%	2.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,282	$19,555	$29,687	$29,532	$23,769	$21,643
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.20%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.57%[2]	4.09%	4.73%	5.02%	4.88%	4.40%
Portfolio Turnover Rate[3]	76%[2]	80%	61%	54%	63%	59%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Total Bond Market Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06	$10.27
Investment Operations
Net Investment Income	.193	.432	.486	.510	.494	.455
Net Realized and Unrealized Gain (Loss)
on Investments	.360	.170	.020	.170	(.070)	(.205)
Total from Investment Operations	.553	.602	.506	.680	.424	.250
Distributions
Dividends from Net Investment Income	(.193)	(.432)	(.486)	(.510)	(.494)	(.458)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.193)	(.432)	(.486)	(.510)	(.494)	(.460)
Net Asset Value, End of Period	$10.71	$10.35	$10.18	$10.16	$9.99	$10.06

Total Return	5.39%	6.04%	5.15%	7.02%	4.36%	2.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,725	$17,932	$12,978	$10,232	$7,900	$4,529
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.12%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.68%[1]	4.19%	4.82%	5.11%	4.97%	4.49%
Portfolio Turnover Rate[2]	76%[1]	80%	61%	54%	63%	59%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total Bond Market Index Fund

Financial Highlights

Signal Shares

	Six Months				Sept. 1,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$9.94
Investment Operations
Net Investment Income	.193	.432	.486	.510	.166
Net Realized and Unrealized Gain (Loss)
on Investments	.360	.170	.020	.170	.050
Total from Investment Operations	.553	.602	.506	.680	.216
Distributions
Dividends from Net Investment Income	(.193)	(.432)	(.486)	(.510)	(.166)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.193)	(.432)	(.486)	(.510)	(.166)
Net Asset Value, End of Period	$10.71	$10.35	$10.18	$10.16	$9.99

Total Return	5.39%	6.04%	5.15%	7.02%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,611	$8,450	$7,372	$5,414	$632
Ratio of Total Expenses to
Average Net Assets	0.11%[2]	0.12%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to
Average Net Assets	3.68%[2]	4.19%	4.82%	5.11%	4.97%[2]
Portfolio Turnover Rate[3]	76%[2]	80%	61%	54%	63%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total Bond Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.35	$10.18	$10.16	$9.99	$10.06	$10.27
Investment Operations
Net Investment Income	.195	.437	.490	.513	.498	.459
Net Realized and Unrealized Gain (Loss)
on Investments	.360	.170	.020	.170	(.070)	(.205)
Total from Investment Operations	.555	.607	.510	.683	.428	.254
Distributions
Dividends from Net Investment Income	(.195)	(.437)	(.490)	(.513)	(.498)	(.462)
Distributions from Realized Capital Gains	—	—	—	—	—	(.002)
Total Distributions	(.195)	(.437)	(.490)	(.513)	(.498)	(.464)
Net Asset Value, End of Period	$10.71	$10.35	$10.18	$10.16	$9.99	$10.06

Total Return	5.41%	6.09%	5.19%	7.05%	4.40%	2.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,873	$15,692	$12,431	$9,492	$8,257	$7,325
Ratio of Total Expenses to
Average Net Assets	0.07%[1]	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.72%[1]	4.24%	4.86%	5.14%	5.01%	4.53%
Portfolio Turnover Rate[2]	76%[1]	80%	61%	54%	63%	59%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total Bond Market Index Fund

Financial Highlights

Institutional Plus Shares

February 5, 2010[1] to
For a Share Outstanding Throughout the Period	June 30, 2010
Net Asset Value, Beginning of Period	$10.50
Investment Operations
Net Investment Income	.159
Net Realized and Unrealized Gain (Loss) on Investments	.210
Total from Investment Operations	.369
Distributions
Dividends from Net Investment Income	(.159)
Distributions from Realized Capital Gains	—
Total Distributions	(.159)
Net Asset Value, End of Period	$10.71

Total Return	3.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,374
Ratio of Total Expenses to Average Net Assets	0.05%[2]
Ratio of Net Investment Income to Average Net Assets	3.74%[2]
Portfolio Turnover Rate[3]	76%[2]

1 Inception. See Note G in Notes to Financial Statements.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total Bond Market Index Fund

Financial Highlights

ETF Shares

	Six Months			April 3,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$78.31	$76.93	$76.61	$74.95
Investment Operations
Net Investment Income	1.436	3.163	3.525	2.351
Net Realized and Unrealized Gain (Loss) on Investments	2.731	1.380	.320	1.660
Total from Investment Operations	4.167	4.543	3.845	4.011
Distributions
Dividends from Net Investment Income	(1.207)	(3.163)	(3.525)	(2.351)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.207)	(3.163)	(3.525)	(2.351)
Net Asset Value, End of Period	$81.27	$78.31	$76.93	$76.61

Total Return	5.37%	6.03%	5.18%	5.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,989	$6,242	$2,946	$1,095
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.68%[2]	4.19%	4.83%	5.10%[2]
Portfolio Turnover Rate[3]	76%[2]	80%	61%	54%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgagedollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

25

Total Bond Market Index Fund

4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $15,617,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 6.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

26

Total Bond Market Index Fund

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	58,970,291	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,217,357	—
Corporate Bonds	—	16,441,557	57
Sovereign Bonds	—	3,343,808	—
Taxable Municipal Bonds	—	496,536	—
Temporary Cash Investments	4,147,475	—	—
Total	4,147,475	82,469,549	57

There were no changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the six months ended June 30, 2010, the fund realized $3,016,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $95,769,000 to offset future net capital gains of $83,811,000 through December 31, 2014, and $11,958,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $82,642,823,000. Net unrealized appreciation of investment securities for tax purposes was $3,974,258,000, consisting of unrealized gains of $4,071,760,000 on securities that had risen in value since their purchase and $97,502,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $4,106,257,000 of investment securities and sold $843,517,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $36,695,331,000 and $27,707,536,000, respectively.

27

Total Bond Market Index Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	3,644,062	348,346	7,982,568	779,356
Issued in Lieu of Cash Distributions	342,900	32,572	687,168	67,060
Redeemed	(2,964,249)	(282,720)	(19,005,724)	(1,873,272)
Net Increase (Decrease)—Investor Shares	1,022,713	98,198	(10,335,988)	(1,026,856)
Admiral Shares
Issued	3,283,980	313,204	6,429,050	626,833
Issued in Lieu of Cash Distributions	319,227	30,319	565,799	55,172
Redeemed	(1,473,713)	(140,666)	(2,296,193)	(224,500)
Net Increase (Decrease)—Admiral Shares	2,129,494	202,857	4,698,656	457,505
Signal Shares
Issued	1,680,274	160,039	3,291,701	321,384
Issued in Lieu of Cash Distributions	137,443	13,059	290,553	28,363
Redeemed	(1,941,972)	(185,398)	(2,635,469)	(257,541)
Net Increase (Decrease)—Signal Shares	(124,255)	(12,300)	946,785	92,206
Institutional Shares
Issued	4,464,640	425,906	6,850,147	668,591
Issued in Lieu of Cash Distributions	297,839	28,284	530,609	51,771
Redeemed	(2,183,323)	(207,919)	(4,336,676)	(425,444)
Net Increase (Decrease)—Institutional Shares	2,579,156	246,271	3,044,080	294,918
Institutional Plus Shares
Issued	1,351,629	128,340	—	—
Issued in Connection with Acquisition of
Institutional Total Bond Market Index Fund	4,235,240	403,613	—	—
Issued in Lieu of Cash Distributions	59,882	5,677	—	—
Redeemed	(377,852)	(35,861)	—	—
Net Increase (Decrease)—Institutional Plus Shares	5,268,899	501,769	—	—
ETF Shares
Issued	1,551,585	19,500	3,210,839	41,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(72,005)	(900)	—	—
Net Increase (Decrease)—ETF Shares	1,479,580	18,600	3,210,839	41,400

28

Total Bond Market Index Fund

G. As of the close of business on February 5, 2010, the fund acquired all the net assets of Vanguard Institutional Total Bond Market Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees and the shareholders of Vanguard Institutional Total Bond Market Index Fund. The acquisition was accomplished by a tax-free exchange of 403,613,000 shares of the fund for 80,272,000 shares of Institutional Total Bond Market Index Fund outstanding as of the close of business on February 5, 2010. Shares of Institutional Total Bond Market Index Fund were exchanged for new Institutional Plus Shares of the fund. The Institutional Total Bond Market Index Fund’s net assets as of the close of business on February 5, 2010, of $4,235,240,000, including $134,921,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $70,363,886,000. The net assets of the fund immediately following the acquisition were $74,599,126,000.

Assuming that the acquisition had been completed on January 1, 2010, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended June 30, 2010, would be:

($000)
Net Investment Income	1,408,633
Realized Net Gain (Loss)	241,685
Change in Unrealized Appreciation (Depreciation)	2,423,604
Net Increase (Decrease) in Net Assets Resulting from Operations	4,073,922

Because the combined funds have been managed as a single integrated fund since the acquisition was completed, it is not practical to separate the results of operations of Vanguard Institutional Total Bond Market Index Fund that have been included in the fund’s statement of operations since February 5, 2010.

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Short-Term Bond Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor	Admiral	Signal	ETF
	Shares	Shares	Shares	Shares
Ticker Symbol	VBISX	VBIRX	VBSSX	BSV
Expense Ratio1	0.22%	0.12%	0.12%	0.12%
30-Day SEC Yield	1.28%	1.39%	1.39%	1.39%

Financial Attributes
		Barclays
		1–5 Year	Barclays
		Gov/Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,251	2,227	8,211
Yield to Maturity
(before expenses)	1.4%	1.4%	2.8%
Average Coupon	3.1%	3.1%	4.4%
Average Duration	2.5 years	2.6 years	4.4 years
Average Effective
Maturity	2.7 years	2.8 years	6.5 years
Short-Term
Reserves	1.7%	—	—

Sector Diversification (% of portfolio)
Finance			9.1%
Foreign			7.1
Government Mortgage-Backed			0.1
Industrial			10.1
Treasury/Agency			70.9
Utilities			1.6
Other			1.1

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Barclays
	1–5 Year	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	0.99	0.96
Beta	1.03	0.69
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	6.0%
1 - 3 Years	55.5
3 - 5 Years	38.2
5 - 10 Years	0.3

Distribution by Credit Quality (% of portfolio)
Aaa	76.5%
Aa	6.4
A	9.8
Baa	7.3
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares.

30

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010
				Spliced
				Barclays
				1–5 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	6.48%	2.36%	8.84%	8.91%
2001	5.88	3.00	8.88	9.03
2002	4.60	1.50	6.10	8.12
2003	3.22	0.15	3.37	3.35
2004	2.98	-1.28	1.70	1.85
2005	3.48	-2.17	1.31	1.44
2006	4.39	-0.30	4.09	4.22
2007	4.79	2.43	7.22	7.27
2008	3.95	1.48	5.43	5.12
2009	2.91	1.37	4.28	4.62
2010	1.15	1.80	2.95	2.99

Spliced Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 1–5 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 1–5 Year Government/Credit Float Adjusted Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

See Financial Highlights for dividend and capital gains information.

31

Short-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2010

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	5.31%	4.86%	4.06%	1.02%	5.08%
Admiral Shares	11/12/2001	5.44	4.95	3.79[1]	0.36[1]	4.15[1]
Signal Shares	3/30/2007	5.44	—	3.68[1]	2.05[1]	5.73[1]
ETF Shares	4/3/2007
Market Price		5.06	—			5.80[1]
Net Asset Value		5.40	—			5.75[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

32

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	1.000%	7/31/11	483,090	486,108	2.5%
United States Treasury Note/Bond	2.500%	3/31/15	383,718	397,747	2.0%
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,620	1.9%
United States Treasury Note/Bond	2.625%	6/30/14	336,355	351,703	1.8%
United States Treasury Note/Bond	1.375%	1/15/13	346,575	351,233	1.8%
United States Treasury Note/Bond	2.625%	7/31/14	331,460	346,531	1.8%
United States Treasury Note/Bond	1.750%	8/15/12	315,645	323,044	1.7%
United States Treasury Note/Bond	1.750%	3/31/14	303,515	307,782	1.6%
United States Treasury Note/Bond	1.875%	2/28/14	278,485	283,882	1.5%
United States Treasury Note/Bond	3.125%	9/30/13	263,445	280,487	1.4%
United States Treasury Note/Bond	2.375%	2/28/15	245,152	252,737	1.3%
United States Treasury Note/Bond	2.750%	10/31/13	239,325	251,815	1.3%
United States Treasury Note/Bond	2.250%	5/31/14	243,510	251,349	1.3%
United States Treasury Note/Bond	1.875%	4/30/14	235,725	240,034	1.2%
United States Treasury Note/Bond	1.125%	1/15/12	236,005	238,219	1.2%
United States Treasury Note/Bond	1.125%	12/15/12	228,185	230,074	1.2%
United States Treasury Note/Bond	1.375%	5/15/12	218,385	221,593	1.1%
United States Treasury Note/Bond	2.125%	11/30/14	215,050	219,721	1.1%
United States Treasury Note/Bond	1.875%	6/30/15	199,343	200,184	1.0%
United States Treasury Note/Bond	2.125%	5/31/15	188,730	192,091	1.0%
United States Treasury Note/Bond	3.500%	5/31/13	166,120	178,423	0.9%
United States Treasury Note/Bond	0.750%	5/31/12	171,700	172,182	0.9%
United States Treasury Note/Bond	4.875%	7/31/11	156,805	164,327	0.8%
United States Treasury Note/Bond	1.125%	12/15/11	162,355	163,902	0.8%
United States Treasury Note/Bond	1.000%	12/31/11	156,280	157,427	0.8%
United States Treasury Note/Bond	1.875%	6/15/12	149,925	153,649	0.8%
United States Treasury Note/Bond	2.375%	10/31/14	145,485	150,190	0.8%
United States Treasury Note/Bond	4.625%	7/31/12	126,865	137,451	0.7%
United States Treasury Note/Bond	3.125%	8/31/13	125,705	133,798	0.7%
United States Treasury Note/Bond	4.500%	3/31/12	123,665	132,283	0.7%
United States Treasury Note/Bond	1.750%	1/31/14	128,645	130,735	0.7%

Short-Term Bond Index Fund

33

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	United States Treasury Note/Bond	0.875%	1/31/12	129,400	130,087	0.7%
	United States Treasury Note/Bond	0.875%	4/30/11	129,010	129,575	0.7%
	United States Treasury Note/Bond	0.750%	11/30/11	129,050	129,534	0.7%
	United States Treasury Note/Bond	1.375%	9/15/12	127,125	129,072	0.7%
	United States Treasury Note/Bond	4.750%	5/31/12	119,265	128,732	0.7%
	United States Treasury Note/Bond	5.125%	6/30/11	118,580	124,157	0.6%
	United States Treasury Note/Bond	1.125%	6/15/13	119,858	120,364	0.6%
	United States Treasury Note/Bond	2.500%	4/30/15	113,622	117,723	0.6%
	United States Treasury Note/Bond	4.500%	2/28/11	112,620	115,752	0.6%
	United States Treasury Note/Bond	1.750%	4/15/13	111,425	113,967	0.6%
	United States Treasury Note/Bond	1.000%	4/30/12	110,125	110,969	0.6%
	United States Treasury Note/Bond	0.875%	3/31/11	103,445	103,881	0.5%
	United States Treasury Note/Bond	2.375%	9/30/14	90,875	93,886	0.5%
	United States Treasury Note/Bond	2.000%	11/30/13	89,165	91,533	0.5%
	United States Treasury Note/Bond	4.500%	4/30/12	85,105	91,275	0.5%
	United States Treasury Note/Bond	3.875%	10/31/12	82,080	88,185	0.5%
	United States Treasury Note/Bond	1.000%	10/31/11	85,180	85,779	0.4%
	United States Treasury Note/Bond	4.500%	9/30/11	78,065	82,029	0.4%
	United States Treasury
	Note/Bond	0.625%–4.875%	5/31/11–5/15/20	1,508,646	1,564,471	8.1%
					11,029,292	56.8%
Agency Bonds and Notes
1	Bank of America Corp.	2.100%–3.125%	4/30/12–6/22/12	71,975	74,534	0.4%
1	Bank of America NA	1.700%	12/23/10	7,500	7,548	0.0%
1	Citibank NA	1.250%–1.875%	3/30/11–12/28/12	36,575	37,108	0.2%
1	Citigroup Funding Inc.	1.875%–2.250%	3/30/12–12/10/12	36,887	37,789	0.2%
1	Citigroup Inc.	2.125%–2.875%	12/9/11–4/30/12	96,345	98,920	0.5%
2,3	Federal Home Loan Banks	0.750%–5.500%	7/1/11–12/12/14	762,670	792,823	4.1%
2	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	86,075	94,689	0.5%
2,3	Federal Home Loan
	Mortgage Corp.	1.125%–5.500%	7/18/11–2/9/15	521,980	547,126	2.8%
2,3	Federal National
	Mortgage Assn.	0.850%–5.250%	8/15/11–4/15/15	683,925	716,794	3.7%
1	General Electric
	Capital Corp.	1.800%–3.000%	3/11/11–12/28/12	115,625	118,795	0.6%
1	JPMorgan Chase & Co.	1.650%–3.125%	2/23/11–12/26/12	70,325	72,195	0.4%
	Agency Bonds and
	Notes—Other †				357,954	1.6%
					2,919,724	15.0%
Total U.S. Government and Agency Obligations (Cost $13,644,880)					13,949,016	71.8%
[4]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $19,104) †					19,977	0.1%
Corporate Bonds
Finance
	Banking
	Bank of America Corp.	4.250%–7.375%	10/1/10–4/1/15	64,275	67,458	0.4%
	Bank One Corp.	4.900%–5.900%	11/15/11–4/30/15	3,875	4,121	0.0%
	Bear Stearns Cos. LLC	4.500%–6.950% 10/28/10–11/15/14		14,200	15,022	0.1%
	Citigroup Inc.	4.700%–6.500%	9/29/11–5/29/15	140,825	145,769	0.8%
	Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,049	0.0%
	FIA Card Services NA	6.625%	6/15/12	1,000	1,073	0.0%
	JPMorgan Chase & Co.	3.400%–6.625%	3/15/12–10/1/15	93,100	99,254	0.5%
	MBNA Corp.	6.125%–7.500%	3/15/12–3/1/13	3,075	3,299	0.0%
	Merrill Lynch & Co. Inc.	5.000%–6.150%	7/25/11–1/15/15	52,250	54,965	0.3%
4	Banking—Other †				841,436	4.3%

34

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Brokerage †				24,507	0.1%
	Finance Companies
	General Electric
	Capital Corp.	2.800%–6.125%	9/13/10–11/14/14	146,210	154,018	0.8%
	Finance Companies—Other †				49,101	0.2%
4	Insurance †				199,492	1.0%
	Other Finance †				16,356	0.1%
	Real Estate Investment Trusts
	Arden Realty LP	5.250%	3/1/15	1,250	1,326	0.0%
4	Real Estate Investment Trusts—Other †				56,300	0.3%
					1,737,546	8.9%
Industrial
4	Basic Industry †				180,596	0.9%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	27,500	29,499	0.1%
	Capital Goods—Other †				169,665	0.9%
4	Communication †				404,730	2.1%
	Consumer Cyclical †				191,226	1.0%
4	Consumer Noncyclical †				520,841	2.7%
4	Energy †				230,931	1.2%
	Other Industrial †				1,896	0.0%
	Technology †				177,750	0.9%
	Transportation †				42,101	0.2%
					1,949,235	10.0%
Utilities
4	Electric †				242,399	1.3%
4	Natural Gas †				64,018	0.3%
					306,417	1.6%
Total Corporate Bonds (Cost $3,818,525)					3,993,198	20.5%
Sovereign Bonds (U.S. Dollar-Denominated)
^,4	European Investment Bank	1.125%–4.625%	7/15/11–3/23/15	242,600	250,488	1.3%
^,5	Kreditanstalt fuer
	Wiederaufbau	1.250%–4.750%	10/14/11–3/3/15	191,150	198,116	1.0%
5	Landwirtschaftliche
	Rentenbank	1.875%–5.250%	7/15/11–3/15/13	38,675	40,149	0.2%
4	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				813,796	4.2%
Total Sovereign Bonds (Cost $1,265,264)					1,302,549	6.7%
Taxable Municipal Bonds (Cost $18,164) †					18,572	0.1%

				Shares
Temporary Cash Investment
Money Market Fund
6,7	Vanguard Market Liquidity Fund
	(Cost $370,368)		0.286%	370,368,000	370,368	1.9%
Total Investments (Cost $19,136,305)					19,653,680	101.1%
Other Assets and Liabilities
Other Assets					386,591	2.0%
Liabilities[7]					(595,907)	(3.1%)
					(209,316)	(1.1%)
Net Assets					19,444,364	100.0%

35

Short-Term Bond Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	18,867,112
Undistributed Net Investment Income	9,442
Accumulated Net Realized Gains	50,435
Unrealized Appreciation (Depreciation)	517,375
Net Assets	19,444,364

Investor Shares—Net Assets
Applicable to 544,581,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,772,883
Net Asset Value Per Share—Investor Shares	$10.60

Admiral Shares—Net Assets
Applicable to 232,665,581 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,466,383
Net Asset Value Per Share—Admiral Shares	$10.60

Signal Shares—Net Assets
Applicable to 571,130,222 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,054,327
Net Asset Value Per Share—Signal Shares	$10.60

ETF Shares—Net Assets
Applicable to 63,700,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,150,771
Net Asset Value Per Share—ETF Shares	$80.86

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,240,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $88,196,000, representing 0.5% of net assets.
5 Guaranteed by the Federal Republic of Germany.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $44,349,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

36

Short-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest[1]	220,781
Security Lending	39
Total Income	220,820
Expenses
The Vanguard Group—Note B
Investment Advisory Services	751
Management and Administrative—Investor Shares	5,007
Management and Administrative—Admiral Shares	867
Management and Administrative—Signal Shares	2,033
Management and Administrative—ETF Shares	1,464
Marketing and Distribution—Investor Shares	799
Marketing and Distribution—Admiral Shares	221
Marketing and Distribution—Signal Shares	778
Marketing and Distribution—ETF Shares	560
Custodian Fees	69
Shareholders’ Reports—Investor Shares	52
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	19
Shareholders’ Reports—ETF Shares	88
Trustees’ Fees and Expenses	12
Total Expenses	12,722
Net Investment Income	208,098
Realized Net Gain (Loss) on Investment Securities Sold	53,267
Change in Unrealized Appreciation (Depreciation) of Investment Securities	254,970
Net Increase (Decrease) in Net Assets Resulting from Operations	516,335
1 Interest income from an affiliated company of the fund was $166,000.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	208,098	345,397
Realized Net Gain (Loss)	53,267	75,989
Change in Unrealized Appreciation (Depreciation)	254,970	84,295
Net Increase (Decrease) in Net Assets Resulting from Operations	516,335	505,681
Distributions
Net Investment Income
Investor Shares	(63,332)	(121,171)
Admiral Shares	(26,414)	(51,150)
Signal Shares	(66,713)	(113,924)
ETF Shares	(42,197)	(59,509)
Realized Capital Gain[1]
Investor Shares	(3,765)	(504)
Admiral Shares	(1,441)	(190)
Signal Shares	(3,806)	(480)
ETF Shares	(2,975)	(363)
Total Distributions	(210,643)	(347,291)
Capital Share Transactions
Investor Shares	397,444	1,545,538
Admiral Shares	468,440	305,117
Signal Shares	881,129	1,815,238
ETF Shares	1,386,092	2,508,830
Net Increase (Decrease) from Capital Share Transactions	3,133,105	6,174,723
Total Increase (Decrease)	3,438,797	6,333,113
Net Assets
Beginning of Period	16,005,567	9,672,454
End of Period[2]	19,444,364	16,005,567

1 Includes fiscal 2010 short-term gain distributions totaling $5,113,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $9,442,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.89	$9.92	$10.14
Investment Operations
Net Investment Income	.119	.293	.389	.456	.426	.350
Net Realized and Unrealized Gain (Loss)
on Investments	.187	.141	.150	.240	(.030)	(.220)
Total from Investment Operations	.306	.434	.539	.696	.396	.130
Distributions
Dividends from Net Investment Income	(.119)	(.293)	(.389)	(.456)	(.426)	(.350)
Distributions from Realized Capital Gains	(.007)	(.001)	—	—	—	—
Total Distributions	(.126)	(.294)	(.389)	(.456)	(.426)	(.350)
Net Asset Value, End of Period	$10.60	$10.42	$10.28	$10.13	$9.89	$9.92

Total Return[1]	2.95%	4.28%	5.43%	7.22%	4.09%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,773	$5,283	$3,680	$2,773	$2,731	$2,951
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.19%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.28%[2]	2.78%	3.79%	4.58%	4.32%	3.50%
Portfolio Turnover Rate[3]	63%[2]	77%	101%	79%	106%	106%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Short-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.89	$9.92	$10.14
Investment Operations
Net Investment Income	.125	.303	.397	.464	.433	.357
Net Realized and Unrealized Gain (Loss)
on Investments	.187	.141	.150	.240	(.030)	(.220)
Total from Investment Operations	.312	.444	.547	.704	.403	.137
Distributions
Dividends from Net Investment Income	(.125)	(.303)	(.397)	(.464)	(.433)	(.357)
Distributions from Realized Capital Gains	(.007)	(.001)	—	—	—	—
Total Distributions	(.132)	(.304)	(.397)	(.464)	(.433)	(.357)
Net Asset Value, End of Period	$10.60	$10.42	$10.28	$10.13	$9.89	$9.92

Total Return	3.01%	4.38%	5.51%	7.31%	4.16%	1.38%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,466	$1,961	$1,632	$1,502	$2,528	$2,326
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.12%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	2.39%[1]	2.88%	3.87%	4.66%	4.39%	3.57%
Portfolio Turnover Rate[2]	63%[1]	77%	101%	79%	106%	106%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Short-Term Bond Index Fund

Financial Highlights

Signal Shares

	Six Months			Mar. 30,
	Ended	Year Ended		2007[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.42	$10.28	$10.13	$9.93
Investment Operations
Net Investment Income	.125	.303	.397	.352
Net Realized and Unrealized Gain (Loss) on Investments	.187	.141	.150	.200
Total from Investment Operations	.312	.444	.547	.552
Distributions
Dividends from Net Investment Income	(.125)	(.303)	(.397)	(.352)
Distributions from Realized Capital Gains	(.007)	(.001)	—	—
Total Distributions	(.132)	(.304)	(.397)	(.352)
Net Asset Value, End of Period	$10.60	$10.42	$10.28	$10.13

Total Return	3.01%	4.38%	5.51%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,054	$5,080	$3,212	$1,851
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	2.39%[2]	2.88%	3.87%	4.66%[2]
Portfolio Turnover Rate[3]	63%[2]	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Short-Term Bond Index Fund

Financial Highlights

ETF Shares

	Six Months			April 3,
	Ended	Year Ended		2007[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$79.35	$78.13	$76.88	$74.95
Investment Operations
Net Investment Income	.925	2.196	2.886	2.249
Net Realized and Unrealized Gain (Loss) on Investments	1.416	1.228	1.250	1.930
Total from Investment Operations	2.341	3.424	4.136	4.179
Distributions
Dividends from Net Investment Income	(.777)	(2.196)	(2.886)	(2.249)
Distributions from Realized Capital Gains	(.054)	(.008)	—	—
Total Distributions	(.831)	(2.204)	(2.886)	(2.249)
Net Asset Value, End of Period	$80.86	$79.35	$78.13	$76.88

Total Return	2.97%	4.44%	5.48%	5.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,151	$3,682	$1,149	$407
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	2.39%[2]	2.88%	3.88%	4.65%[2]
Portfolio Turnover Rate[3]	63%[2]	77%	101%	79%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

43

Short-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $3,642,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 1.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	13,949,016	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	19,977	—
Corporate Bonds	—	3,993,188	10
Sovereign Bonds	—	1,302,549	—
Taxable Municipal Bonds	—	18,572	—
Temporary Cash Investments	370,368	—	—
Total	370,368	19,283,302	10

There were no changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2010, the fund realized $1,533,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

44

Short-Term Bond Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $19,136,305,000. Net unrealized appreciation of investment securities for tax purposes was $517,375,000, consisting of unrealized gains of $527,582,000 on securities that had risen in value since their purchase and $10,207,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $1,444,643,000 of investment securities and sold $724,489,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $7,307,893,000 and $4,852,622,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,732,199	164,841	3,417,628	329,509
Issued in Lieu of Cash Distributions	58,557	5,566	104,748	10,107
Redeemed	(1,393,312)	(132,583)	(1,976,838)	(190,885)
Net Increase (Decrease)—Investor Shares	397,444	37,824	1,545,538	148,731
Admiral Shares
Issued	900,564	85,728	1,167,345	112,451
Issued in Lieu of Cash Distributions	24,256	2,305	44,207	4,267
Redeemed	(456,380)	(43,456)	(906,435)	(87,457)
Net Increase (Decrease)—Admiral Shares	468,440	44,577	305,117	29,261
Signal Shares
Issued	1,592,509	151,560	2,766,402	266,663
Issued in Lieu of Cash Distributions	61,249	5,821	101,450	9,784
Redeemed	(772,629)	(73,549)	(1,052,614)	(101,661)
Net Increase (Decrease)—Signal Shares	881,129	83,832	1,815,238	174,786
ETF Shares
Issued	1,449,838	18,100	2,508,830	31,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(63,746)	(800)	—	—
Net Increase (Decrease)—ETF Shares	1,386,092	17,300	2,508,830	31,700

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

45

Intermediate-Term Bond Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VBIIX	VBILX	VIBSX	VBIMX	BIV
Expense Ratio1	0.22%	0.12%	0.12%	0.07%	0.12%
30-Day SEC Yield	3.34%	3.45%	3.45%	3.49%	3.45%

Financial Attributes
		Barclays
		5–10 Year	Barclays
		Gov/Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	1,044	1,519	8,211
Yield to Maturity
(before expenses)	3.3%	3.4%	2.8%
Average Coupon	4.9%	4.8%	4.4%
Average Duration	6.4 years	6.4 years	4.4 years
Average Effective
Maturity	7.5 years	7.5 years	6.5 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Finance			13.3%
Foreign			5.9
Government Mortgage-Backed			0.1
Industrial			19.8
Treasury/Agency			56.3
Utilities			4.1
Other			0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Barclays
	5–10 Year	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	0.99	0.99
Beta	1.02	1.57
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.6%
1 - 3 Years	0.2
3 - 5 Years	0.4
5 - 10 Years	98.7
10 - 20 Years	0.1

Distribution by Credit Quality (% of portfolio)
Aaa	58.0%
Aa	5.5
A	18.3
Baa	18.2
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

46

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010
				Spliced
				Barclays
				5–10 Year
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	7.42%	5.36%	12.78%	12.44%
2001	6.69	2.59	9.28	8.82
2002	6.19	4.66	10.85	13.03
2003	5.05	0.60	5.65	5.97
2004	4.87	0.35	5.22	5.30
2005	4.64	-2.89	1.75	1.83
2006	4.97	-1.06	3.91	3.81
2007	5.17	2.44	7.61	7.55
2008	4.93	0.00	4.93	5.06
2009	4.69	2.10	6.79	6.50
2010	2.21	5.41	7.62	7.61

Spliced Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index: Barclays Capital U.S. 5–10 Year Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. 5–10 Year Government/Credit Float Adjusted Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

See Financial Highlights for dividend and capital gains information.

47

Intermediate-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2010

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	13.38%	5.96%	5.33%	1.91%	7.24%
Admiral Shares	11/12/2001	13.52	6.04	5.12[1]	0.90[1]	6.02[1]
Signal Shares	6/4/2007	13.52	—	5.00[1]	3.66[1]	8.66[1]
Institutional Shares	1/26/2006	13.56	—	5.06[1]	2.14[1]	7.20[1]
ETF Shares	4/3/2007
Market Price		13.56	—			8.14[1]
Net Asset Value		13.46	—			7.96[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

48

Intermediate-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
United States Treasury Note/Bond	3.625%	8/15/19	397,135	420,280	3.6%
United States Treasury Note/Bond	3.125%	5/15/19	392,075	400,591	3.4%
United States Treasury Note/Bond	2.750%	2/15/19	375,495	374,440	3.2%
United States Treasury Note/Bond	3.750%	11/15/18	331,345	357,336	3.1%
United States Treasury Note/Bond	3.375%	11/15/19	286,955	297,538	2.6%
United States Treasury Note/Bond	4.000%	8/15/18	222,975	245,516	2.1%
United States Treasury Note/Bond	2.375%	3/31/16	212,450	215,737	1.8%
United States Treasury Note/Bond	3.875%	5/15/18	194,785	213,015	1.8%
United States Treasury Note/Bond	2.625%	2/29/16	202,365	208,341	1.8%
United States Treasury Note/Bond	3.625%	2/15/20	196,800	208,147	1.8%
United States Treasury Note/Bond	3.500%	5/15/20	182,000	190,674	1.6%
United States Treasury Note/Bond	3.250%	6/30/16	170,890	181,357	1.6%
United States Treasury Note/Bond	7.500%	11/15/16	106,820	140,051	1.2%
United States Treasury Note/Bond	8.750%	5/15/17	98,070	138,095	1.2%
United States Treasury Note/Bond	4.750%	8/15/17	117,075	135,459	1.2%
United States Treasury Note/Bond	3.250%	12/31/16	123,580	130,357	1.1%
United States Treasury Note/Bond	5.125%	5/15/16	108,730	126,925	1.1%
United States Treasury Note/Bond	3.250%	5/31/16	115,725	123,012	1.1%
United States Treasury Note/Bond	4.500%	5/15/17	105,325	119,922	1.0%
United States Treasury Note/Bond	4.625%	11/15/16	103,980	118,733	1.0%
United States Treasury Note/Bond	3.500%	2/15/18	110,030	117,680	1.0%
United States Treasury Note/Bond	3.125%	10/31/16	98,680	103,583	0.9%
United States Treasury Note/Bond	8.875%	8/15/17	71,285	101,592	0.9%
United States Treasury Note/Bond	7.250%	5/15/16	78,175	100,479	0.9%
United States Treasury Note/Bond	2.750%	11/30/16	96,655	99,162	0.8%
United States Treasury Note/Bond	3.000%	2/28/17	87,810	91,227	0.8%
United States Treasury Note/Bond	4.250%	8/15/15	81,260	90,897	0.8%
United States Treasury Note/Bond	9.875%	11/15/15	60,200	84,666	0.7%

49

Intermediate-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
United States Treasury Note/Bond	4.875%	8/15/16	68,220	79,018	0.7%
United States Treasury Note/Bond	8.875%	2/15/19	51,850	76,470	0.7%
United States Treasury Note/Bond	10.625%	8/15/15	46,685	66,810	0.6%
United States Treasury Note/Bond	4.625%	2/15/17	56,160	64,198	0.5%
United States Treasury Note/Bond	3.000%	9/30/16	60,315	62,925	0.5%
United States Treasury Note/Bond	3.125%	1/31/17	60,085	62,892	0.5%
United States Treasury Note/Bond	9.250%	2/15/16	41,620	57,709	0.5%
United States Treasury Note/Bond	4.500%	2/15/16	50,375	57,042	0.5%
United States Treasury Note/Bond	4.250%	11/15/17	44,405	49,921	0.4%
United States Treasury Note/Bond	3.000%	8/31/16	46,525	48,582	0.4%
United States Treasury Note/Bond	9.125%	5/15/18	27,995	41,328	0.4%
United States Treasury
Note/Bond	1.125%–4.500%	6/30/11–6/30/17	101,255	104,410	0.9%
				5,906,117	50.7%
Agency Bonds and Notes
1 Federal Home Loan
Bank of Chicago	5.625%	6/13/16	4,325	4,659	0.1%
1 Federal Home Loan Banks	5.000%	11/17/17	32,225	36,875	0.3%
1 Federal Home Loan Banks	4.125%–5.375%	5/18/16–3/13/20	78,695	89,575	0.8%
1 Federal Home Loan
Mortgage Corp.	5.500%	7/18/16	52,000	60,769	0.5%
1 Federal Home Loan
Mortgage Corp.	4.750%	1/19/16	30,350	34,193	0.3%
1 Federal Home Loan
Mortgage Corp.	3.750%–5.250%	4/18/16–3/27/19	54,500	59,894	0.5%
1 Federal National
Mortgage Assn.	4.875%	12/15/16	47,825	54,224	0.5%
1 Federal National
Mortgage Assn.	5.000%	2/13/17	43,375	49,468	0.4%
1 Federal National
Mortgage Assn.	0.000%–5.375%	10/15/15–10/9/19	85,625	89,700	0.8%
Agency Bonds and Notes—Other †				85,644	0.7%
				565,001	4.9%
Total U.S. Government and Agency Obligations (Cost $6,087,720)				6,471,118	55.6%
[2]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,512) †				12,087	0.1%
Corporate Bonds
Finance
Banking
Bank of America Corp.	5.650%	5/1/18	37,950	38,893	0.3%
Bank of America Corp.	5.250%–7.750%	8/15/15–6/1/19	67,025	70,984	0.6%
Bank of America NA	5.300%–6.100%	3/15/17–6/15/17	16,050	16,220	0.1%
Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,926	0.0%
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	34,059	0.3%
Merrill Lynch & Co. Inc.	5.700%–6.500%	5/16/16–7/15/18	28,150	29,014	0.3%
2 Banking—Other †				822,070	7.1%
Brokerage †				41,657	0.4%
Finance Companies
General Electric Capital Corp.	5.625%	5/1/18	36,125	38,434	0.3%
Finance Companies—Other †				87,931	0.8%
Insurance †				249,902	2.1%
Other Finance †				5,567	0.1%
Real Estate Investment Trusts †				106,478	0.9%
				1,545,135	13.3%

50

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Industrial
2	Basic Industry †				258,772	2.2%
2	Capital Goods †				252,743	2.2%
2	Communication †				403,807	3.5%
	Consumer Cyclical †				198,601	1.7%
2	Consumer Noncyclical †				596,033	5.1%
2	Energy †				279,758	2.4%
	Other Industrial †				1,503	0.0%
	Technology
	International Business
	Machines Corp.	5.700%	9/14/17	28,075	32,627	0.3%
	Technology—Other †				179,451	1.5%
2	Transportation †				91,466	0.8%
					2,294,761	19.7%
Utilities
2	Electric †				318,385	2.7%
2	Natural Gas †				159,546	1.4%
	Other Utility †				3,873	0.0%
					481,804	4.1%
Total Corporate Bonds (Cost $3,958,329)					4,321,700	37.1%
Sovereign Bonds (U.S. Dollar-Denominated)
	Brazilian Government
	International Bond	6.000%	1/17/17	28,575	31,390	0.2%
	Mexico Government
	International Bond	5.625%	1/15/17	29,600	32,374	0.3%
2	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				616,093	5.3%
Total Sovereign Bonds (Cost $630,519)					679,857	5.8%
Taxable Municipal Bonds (Cost $16,454) †					17,494	0.2%

				Shares
Temporary Cash Investment
Money Market Fund
3,4	Vanguard Market
	Liquidity Fund (Cost $101,109)	0.286%		101,108,567	101,109	0.9%
^Total Investments (Cost $10,805,643)					11,603,365	99.7%
Other Assets and Liabilities
Other Assets					263,306	2.2%
Liabilities[4]					(224,550)	(1.9%)
					38,756	0.3%
Net Assets					11,642,121	100.0%

51

Intermediate-Term Bond Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	10,846,875
Undistributed Net Investment Income	6,026
Accumulated Net Realized Losses	(8,502)
Unrealized Appreciation (Depreciation)	797,722
Net Assets	11,642,121

Investor Shares—Net Assets
Applicable to 349,289,458 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,946,396
Net Asset Value Per Share—Investor Shares	$11.30

Admiral Shares—Net Assets
Applicable to 257,123,395 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,905,069
Net Asset Value Per Share—Admiral Shares	$11.30

Signal Shares—Net Assets
Applicable to 188,754,047 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,132,612
Net Asset Value Per Share—Signal Shares	$11.30

Institutional Shares—Net Assets
Applicable to 71,297,557 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	805,555
Net Asset Value Per Share—Institutional Shares	$11.30

ETF Shares—Net Assets
Applicable to 22,200,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,852,489
Net Asset Value Per Share—ETF Shares	$83.45

• See Note A in Notes to Financial Statements.
^ The total value of securities on loan is $5,903,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $84,139,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $6,005,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

52

Intermediate-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest[1]	229,262
Security Lending	42
Total Income	229,304
Expenses
The Vanguard Group—Note B
Investment Advisory Services	425
Management and Administrative—Investor Shares	3,293
Management and Administrative—Admiral Shares	1,060
Management and Administrative—Signal Shares	714
Management and Administrative—Institutional Shares	113
Management and Administrative—ETF Shares	493
Marketing and Distribution—Investor Shares	491
Marketing and Distribution—Admiral Shares	239
Marketing and Distribution—Signal Shares	284
Marketing and Distribution—Institutional Shares	80
Marketing and Distribution—ETF Shares	193
Custodian Fees	37
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	49
Trustees’ Fees and Expenses	8
Total Expenses	7,516
Net Investment Income	221,788
Realized Net Gain (Loss) on Investment Securities Sold	59,766
Change in Unrealized Appreciation (Depreciation) of Investment Securities	503,867
Net Increase (Decrease) in Net Assets Resulting from Operations	785,421
1 Interest income from an affiliated company of the fund was $59,000.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,788	407,833
Realized Net Gain (Loss)	59,766	35,773
Change in Unrealized Appreciation (Depreciation)	503,867	136,972
Net Increase (Decrease) in Net Assets Resulting from Operations	785,421	580,578
Distributions
Net Investment Income
Investor Shares	(76,290)	(150,877)
Admiral Shares	(57,330)	(111,757)
Signal Shares	(43,014)	(80,944)
Institutional Shares	(13,764)	(22,620)
ETF Shares	(25,364)	(41,635)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(215,762)	(407,833)
Capital Share Transactions
Investor Shares	271,931	93,898
Admiral Shares	253,387	6,039
Signal Shares	108,485	164,663
Institutional Shares	247,886	5,641
ETF Shares	534,537	591,961
Net Increase (Decrease) from Capital Share Transactions	1,416,226	862,202
Total Increase (Decrease)	1,985,885	1,034,947
Net Assets
Beginning of Period	9,656,236	8,621,289
End of Period[1]	11,642,121	9,656,236
1 Net Assets—End of Period includes undistributed net investment income of $6,026,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

54

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.36	$10.68
Investment Operations
Net Investment Income	.229	.474	.498	.507	.499	.492
Net Realized and Unrealized Gain (Loss)
on Investments	.580	.220	—	.250	(.110)	(.309)
Total from Investment Operations	.809	.694	.498	.757	.389	.183
Distributions
Dividends from Net Investment Income	(.229)	(.474)	(.498)	(.507)	(.499)	(.492)
Distributions from Realized Capital Gains	—	—	—	—	—	(.011)
Total Distributions	(.229)	(.474)	(.498)	(.507)	(.499)	(.503)
Net Asset Value, End of Period	$11.30	$10.72	$10.50	$10.50	$10.25	$10.36

Total Return[1]	7.62%	6.79%	4.93%	7.61%	3.91%	1.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,946	$3,479	$3,318	$3,020	$2,929	$3,009
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.19%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	4.21%[2]	4.50%	4.81%	4.74%	4.91%	4.68%
Portfolio Turnover Rate[3]	45%[2]	72%	89%	72%	86%	76%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Intermediate-Term Bond Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.36	$10.68
Investment Operations
Net Investment Income	.235	.485	.506	.515	.506	.499
Net Realized and Unrealized Gain (Loss)
on Investments	.580	.220	—	.250	(.110)	(.309)
Total from Investment Operations	.815	.705	.506	.765	.396	.190
Distributions
Dividends from Net Investment Income	(.235)	(.485)	(.506)	(.515)	(.506)	(.499)
Distributions from Realized Capital Gains	—	—	—	—	—	(.011)
Total Distributions	(.235)	(.485)	(.506)	(.515)	(.506)	(.510)
Net Asset Value, End of Period	$11.30	$10.72	$10.50	$10.50	$10.25	$10.36

Total Return	7.68%	6.89%	5.01%	7.70%	3.98%	1.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,905	$2,508	$2,458	$2,308	$3,118	$2,949
Ratio of Total Expenses to
Average Net Assets	0.11%[1]	0.12%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	4.32%[1]	4.60%	4.89%	4.82%	4.98%	4.75%
Portfolio Turnover Rate[2]	45%[1]	72%	89%	72%	86%	76%

1 Annualized.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

56

Intermediate-Term Bond Index Fund

Financial Highlights

Signal Shares

	Six Months	Year Ended		June 4,
	Ended	December 31,		2007[1] to
	June 30,			Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.12
Investment Operations
Net Investment Income	.235	.485	.506	.297
Net Realized and Unrealized Gain (Loss) on Investments	.580	.220	—	.380
Total from Investment Operations	.815	.705	.506	.677
Distributions
Dividends from Net Investment Income	(.235)	(.485)	(.506)	(.297)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.235)	(.485)	(.506)	(.297)
Net Asset Value, End of Period	$11.30	$10.72	$10.50	$10.50

Total Return	7.68%	6.89%	5.01%	6.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,133	$1,918	$1,720	$1,443
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.11%	0.10%[2]
Ratio of Net Investment Income to Average Net Assets	4.32%[2]	4.60%	4.89%	4.82%[2]
Portfolio Turnover Rate[3]	45%[2]	72%	89%	72%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Intermediate-Term Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months				Jan. 26,
	Ended	Year Ended December 31,			2006[1] to
	June 30,				Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.72	$10.50	$10.50	$10.25	$10.29
Investment Operations
Net Investment Income	.237	.490	.510	.518	.473
Net Realized and Unrealized Gain (Loss)
on Investments	.580	.220	—	.250	(.040)
Total from Investment Operations	.817	.710	.510	.768	.433
Distributions
Dividends from Net Investment Income	(.237)	(.490)	(.510)	(.518)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.237)	(.490)	(.510)	(.518)	(.473)
Net Asset Value, End of Period	$11.30	$10.72	$10.50	$10.50	$10.25

Total Return	7.70%	6.95%	5.05%	7.73%	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$806	$522	$508	$271	$181
Ratio of Total Expenses to
Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	4.36%[2]	4.65%	4.93%	4.85%	5.01%[2]
Portfolio Turnover Rate[3]	45%[2]	72%	89%	72%	86%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

58

Intermediate-Term Bond Index Fund

Financial Highlights

ETF Shares

	Six Months			April 3,
	Ended	Year Ended		2007[1] to
	June 30,		December 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$78.85	$77.19	$76.96	$74.90
Investment Operations
Net Investment Income	1.668	3.474	3.537	2.389
Net Realized and Unrealized Gain (Loss) on Investments	4.329	1.660	.230	2.060
Total from Investment Operations	5.997	5.134	3.767	4.449
Distributions
Dividends from Net Investment Income	(1.397)	(3.474)	(3.537)	(2.389)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.397)	(3.474)	(3.537)	(2.389)
Net Asset Value, End of Period	$83.45	$78.85	$77.19	$76.96

Total Return	7.69%	6.82%	5.07%	6.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,852	$1,230	$617	$169
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	4.32%[2]	4.60%	4.90%	4.81%[2]
Portfolio Turnover Rate[3]	45%[2]	72%	89%	72%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares and Institutional Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

60

Intermediate-Term Bond Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $2,131,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,471,118	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	12,087	—
Corporate Bonds	—	4,321,700	—
Sovereign Bonds	—	679,857	—
Taxable Municipal Bonds	—	17,494	—
Temporary Cash Investments	101,109	—	—
Total	101,109	11,502,256	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $66,039,000 to offset future net capital gains of $52,216,000 through December 31, 2014, and $13,823,000 through December 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

61

Intermediate-Term Bond Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $10,805,643,000. Net unrealized appreciation of investment securities for tax purposes was $797,722,000, consisting of unrealized gains of $810,179,000 on securities that had risen in value since their purchase and $12,457,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $912,157,000 of investment securities and sold $710,396,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,815,956,000 and $1,598,092,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	773,720	70,687	1,225,673	116,217
Issued in Lieu of Cash Distributions	68,084	6,193	133,436	12,655
Redeemed	(569,873)	(52,190)	(1,265,211)	(120,211)
Net Increase (Decrease)—Investor Shares	271,931	24,690	93,898	8,661
Admiral Shares
Issued	508,103	46,455	671,113	63,370
Issued in Lieu of Cash Distributions	47,596	4,329	93,288	8,851
Redeemed	(302,312)	(27,710)	(758,362)	(72,161)
Net Increase (Decrease)—Admiral Shares	253,387	23,074	6,039	60
Signal Shares
Issued	326,520	29,858	752,037	71,224
Issued in Lieu of Cash Distributions	32,335	2,942	58,442	5,540
Redeemed	(250,370)	(22,964)	(645,816)	(61,600)
Net Increase (Decrease)—Signal Shares	108,485	9,836	164,663	15,164
Institutional Shares
Issued	312,495	28,539	166,484	15,686
Issued in Lieu of Cash Distributions	11,702	1,063	18,218	1,729
Redeemed	(76,311)	(6,972)	(179,061)	(17,140)
Net Increase (Decrease)—Institutional Shares	247,886	22,630	5,641	275
ETF Shares
Issued	534,537	6,600	637,998	8,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(46,037)	(600)
Net Increase (Decrease)—ETF Shares	534,537	6,600	591,961	7,600

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

62

Long-Term Bond Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics

	Investor Institutional		ETF
	Shares	Shares	Shares
Ticker Symbol	VBLTX	VBLLX	BLV
Expense Ratio[1]	0.22%	0.07%	0.12%
30-Day SEC Yield	4.71%	4.86%	4.82%

Financial Attributes
		Barclays
		Long	Barclays
		Gov/Credit	Aggregate
		Float Adj	Float Adj
	Fund	Index	Index
Number of Bonds	961	1,273	8,211
Yield to Maturity
(before expenses)	4.8%	4.9%	2.8%
Average Coupon	6.1%	6.1%	4.4%
Average Duration	12.8 years	12.8 years	4.4 years
Average Effective
Maturity	22.8 years	23.2 years	6.5 years
Short-Term
Reserves	0.8%	—	—

Sector Diversification (% of portfolio)
Asset-Backed			0.1%
Finance			9.3
Foreign			10.2
Industrial			26.9
Treasury/Agency			45.7
Utilities			7.2
Other			0.6

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Spliced
	Barclays	Barclays
	Long	Aggregate
	Gov/Credit	Float Adj
	FA Index	Index
R-Squared	1.00	0.85
Beta	1.01	2.24
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	0.8%
3 - 5 Years	0.2
5 - 10 Years	1.3
10 - 20 Years	32.2
20 - 30 Years	64.1
Over 30 Years	1.4

Distribution by Credit Quality (% of portfolio)
Aaa	46.6%
Aa	8.9
A	22.0
Baa	22.5
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares.

63

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1999, Through June 30, 2010
				Spliced
				Barclays
				Long
				Gov/Credit
			Investor Shares	FA Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	7.53%	9.11%	16.64%	16.16%
2001	6.58	1.59	8.17	7.28
2002	6.59	7.76	14.35	14.81
2003	5.47	0.03	5.50	5.87
2004	5.62	2.78	8.40	8.56
2005	5.15	0.17	5.32	5.34
2006	5.29	-2.62	2.67	2.71
2007	5.55	1.04	6.59	6.60
2008	5.81	2.83	8.64	8.44
2009	5.27	-3.51	1.76	1.92
2010	2.73	7.79	10.52	10.24

Spliced Barclays Capital U.S. Long Government/Credit Float Adjusted Index: Barclays Capital U.S. Long Government/Credit Bond Index through December 31, 2009; Barclays Capital U.S. Long Government/Credit Float Adjusted Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

See Financial Highlights for dividend and capital gains information.

64

Long-Term Bond Index Fund

Average Annual Total Returns: Periods Ended June 30, 2010

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	3/1/1994	16.52%	5.59%	5.80%	2.33%	8.13%
Institutional Shares	2/2/2006	16.71	—	5.69[1]	1.52[1]	7.21[1]
ETF Shares	4/3/2007
Market Price		16.84	—			8.46[1]
Net Asset Value		16.61	—			8.28[1]

1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

65

Long-Term Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury Note/Bond	4.500%	8/15/39	118,951	131,329	3.8%
	United States Treasury Note/Bond	8.000%	11/15/21	89,100	129,697	3.7%
	United States Treasury Note/Bond	4.250%	5/15/39	115,328	122,229	3.5%
	United States Treasury Note/Bond	6.250%	8/15/23	80,030	103,826	3.0%
	United States Treasury Note/Bond	4.375%	11/15/39	78,360	84,788	2.4%
	United States Treasury Note/Bond	7.125%	2/15/23	59,960	83,082	2.4%
	United States Treasury Note/Bond	4.500%	5/15/38	72,540	80,179	2.3%
	United States Treasury Note/Bond	5.375%	2/15/31	52,310	64,456	1.8%
	United States Treasury Note/Bond	4.375%	2/15/38	56,398	61,112	1.7%
	United States Treasury Note/Bond	6.375%	8/15/27	43,645	58,846	1.7%
	United States Treasury Note/Bond	4.625%	2/15/40	51,636	58,187	1.7%
	United States Treasury Note/Bond	3.500%	2/15/39	62,233	57,935	1.7%
	United States Treasury Note/Bond	5.000%	5/15/37	46,825	55,927	1.6%
	United States Treasury Note/Bond	6.125%	8/15/29	39,185	52,116	1.5%
	United States Treasury Note/Bond	6.875%	8/15/25	37,375	51,898	1.5%
	United States Treasury Note/Bond	7.500%	11/15/24	26,090	37,879	1.1%
	United States Treasury Note/Bond	6.625%	2/15/27	26,830	36,963	1.1%
	United States Treasury Note/Bond	6.125%	11/15/27	21,925	28,886	0.8%
	United States Treasury Note/Bond	8.750%	8/15/20	18,495	27,754	0.8%
	United States Treasury Note/Bond	4.375%	5/15/40	22,960	24,890	0.7%
	United States Treasury Note/Bond	4.750%	2/15/37	15,110	17,384	0.5%
	United States Treasury Note/Bond	7.625%	11/15/22	7,690	11,050	0.3%
	United States Treasury Note/Bond	5.500%	8/15/28	8,305	10,279	0.3%
	United States Treasury Note/Bond	6.250%	5/15/30	6,160	8,344	0.2%
	United States Treasury
	Note/Bond	1.125%–8.750%	11/30/10–2/15/36	22,480	29,061	0.8%
					1,428,097	40.9%
Agency Bonds and Notes
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,125	17,381	0.5%
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	10,034	0.3%
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	12,402	0.3%

66

Long-Term Bond Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
1 Federal National Mortgage Assn.	6.250%	5/15/29	9,550	11,889	0.3%
1 Federal National Mortgage Assn.	7.250%	5/15/30	6,635	9,181	0.3%
1 Federal National Mortgage Assn.	5.625%	7/15/37	7,325	8,510	0.2%
1 Federal National
Mortgage Assn.	6.210%–6.625%	11/15/30–8/6/38	4,300	5,572	0.2%
Agency Bonds and Notes—Other †				55,957	1.6%
				130,926	3.7%
Total U.S. Government and Agency Obligations (Cost $1,435,196)				1,559,023	44.6%
Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,500) †				3,031	0.1%
Corporate Bonds
Finance
Banking
Goldman Sachs Group Inc.	6.750%	10/1/37	12,025	11,819	0.3%
2 Banking—Other †				174,403	5.0%
Brokerage †				3,256	0.1%
Finance Companies
General Electric Capital Corp.	6.750%	3/15/32	18,875	20,105	0.6%
General Electric Capital Corp.	5.875%	1/14/38	9,925	9,695	0.3%
General Electric Capital Corp.	6.150%–6.875%	8/7/37–1/10/39	11,775	12,487	0.3%
Finance Companies—Other †				1,390	0.0%
Insurance †				82,464	2.4%
Real Estate Investment Trusts †				3,795	0.1%
				319,414	9.1%
Industrial
Basic Industry †				65,294	1.9%
2 Capital Goods †				71,624	2.0%
Communication
Alltel Corp.	7.875%	7/1/32	3,025	3,809	0.1%
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,054	0.0%
AT&T Corp.	8.000%	11/15/31	4,350	5,577	0.2%
AT&T Inc.	6.300%	1/15/38	8,300	9,026	0.3%
AT&T Inc.	6.450%	6/15/34	7,750	8,484	0.3%
AT&T Inc.	6.150%–6.550%	9/15/34–2/15/39	11,675	13,017	0.4%
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,901	0.1%
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,218	0.2%
BellSouth Corp.	6.000%–6.875%	10/15/31–11/15/34	4,230	4,606	0.1%
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,451	0.1%
Deutsche Telekom
International Finance BV	8.750%	6/15/30	8,825	11,369	0.3%
France Telecom SA	8.500%	3/1/31	5,550	7,668	0.2%
GTE Corp.	6.940%–8.750%	11/1/21–4/15/28	3,175	3,683	0.1%
New Cingular Wireless Services Inc.	8.750%	3/1/31	4,875	6,704	0.2%
Pacific Bell Telephone Co.	7.125%	3/15/26	550	635	0.0%
Verizon Communications Inc.	5.850%–8.950%	9/15/35–4/1/39	16,450	18,861	0.5%
Verizon Global Funding Corp.	7.750%	12/1/30	6,825	8,548	0.3%
Verizon Maryland Inc.	5.125%	6/15/33	500	437	0.0%
Verizon New England Inc.	7.875%	11/15/29	400	467	0.0%
Verizon New York Inc.	7.375%	4/1/32	650	745	0.0%
2 Communication—Other †				136,946	3.9%
Consumer Cyclical †				111,080	3.2%
Consumer Noncyclical
AstraZeneca PLC	6.450%	9/15/37	7,750	9,333	0.3%
Kraft Foods Inc.	6.500%	2/9/40	7,150	7,942	0.2%
Pfizer Inc.	7.200%	3/15/39	6,275	8,227	0.2%
2 Consumer Noncyclical—Other †				183,387	5.3%

67

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	10,009	0.3%
2	Energy—Other †				139,501	4.0%
	Technology †				37,686	1.1%
2	Transportation †				43,491	1.2%
					941,780	27.0%
Utilities
	Electric
	Midamerican Energy Holdings Co.	6.125%	4/1/36	8,475	9,388	0.3%
	Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,781	0.3%
	Electric—Other †				175,550	5.0%
2	Natural Gas †				57,337	1.6%
	Other Utility †				2,027	0.1%
					253,083	7.3%
Total Corporate Bonds (Cost $1,405,549)					1,514,277	43.4%
Sovereign Bonds (U.S. Dollar-Denominated)
	Brazilian Government
	International Bond	11.000%	8/17/40	9,900	13,286	0.4%
	Brazilian Government
	International Bond	10.125%	5/15/27	6,700	10,033	0.3%
	Brazilian Government
	International Bond	7.125%	1/20/37	8,000	9,566	0.3%
	Brazilian Government
	International Bond	8.750%	2/4/25	6,700	9,032	0.3%
	Brazilian Government
	International Bond	4.875%–8.875%	1/22/21–1/7/41	13,175	16,002	0.4%
	Mexico Government
	International Bond	6.750%	9/27/34	16,050	18,512	0.5%
	Sovereign Bonds (U.S. Dollar-Denominated)—Other †				108,479	3.1%
Total Sovereign Bonds (Cost $175,795)					184,910	5.3%
Taxable Municipal Bonds
	Illinois GO	5.100%	6/1/33	18,125	14,351	0.4%
	Taxable Municipal Bonds—Other †				158,383	4.5%
Total Taxable Municipal Bonds (Cost $167,737)					172,734	4.9%

				Shares
Temporary Cash Investment
Money Market Fund
3	Vanguard Market
	Liquidity Fund (Cost $27,029)	0.286%		27,029,000	27,029	0.8%
Total Investments (Cost $3,213,806)					3,461,004	99.1%
Other Assets and Liabilities
Other Assets					64,957	1.9%
Liabilities					(33,618)	(1.0%)
					31,339	0.9%
Net Assets					3,492,343	100.0%

68

Long-Term Bond Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,239,223
Undistributed Net Investment Income	1,651
Accumulated Net Realized Gains	4,271
Unrealized Appreciation (Depreciation)	247,198
Net Assets	3,492,343

Investor Shares—Net Assets
Applicable to 186,713,220 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,325,802
Net Asset Value Per Share—Investor Shares	$12.46

Institutional Shares—Net Assets
Applicable to 60,007,310 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	747,493
Net Asset Value Per Share—Institutional Shares	$12.46

ETF Shares—Net Assets
Applicable to 5,100,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	419,048
Net Asset Value Per Share—ETF Shares	$82.17

• See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $24,927,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
See accompanying Notes, which are an integral part of the Financial Statements.

69

Long-Term Bond Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest[1]	81,520
Total Income	81,520
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative—Investor Shares	1,927
Management and Administrative—Institutional Shares	114
Management and Administrative—ETF Shares	101
Marketing and Distribution—Investor Shares	271
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	47
Custodian Fees	9
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	19
Trustees’ Fees and Expenses	3
Total Expenses	2,721
Net Investment Income	78,799
Realized Net Gain (Loss) on Investment Securities Sold	10,786
Change in Unrealized Appreciation (Depreciation) of Investment Securities	231,471
Net Increase (Decrease) in Net Assets Resulting from Operations	321,056
1 Interest income from an affiliated company of the fund was $26,000.

See accompanying Notes, which are an integral part of the Financial Statements.

70

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,799	149,398
Realized Net Gain (Loss)	10,786	10,368
Change in Unrealized Appreciation (Depreciation)	231,471	(134,448)
Net Increase (Decrease) in Net Assets Resulting from Operations	321,056	25,318
Distributions
Net Investment Income
Investor Shares	(53,762)	(116,480)
Institutional Shares	(16,143)	(23,007)
ETF Shares	(7,243)	(9,911)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(77,148)	(149,398)
Capital Share Transactions
Investor Shares	112,157	(368,882)
Institutional Shares	187,930	133,570
ETF Shares	78,570	173,643
Net Increase (Decrease) from Capital Share Transactions	378,657	(61,669)
Total Increase (Decrease)	622,565	(185,749)
Net Assets
Beginning of Period	2,869,778	3,055,527
End of Period[1]	3,492,343	2,869,778
1 Net Assets—End of Period includes undistributed net investment income of $1,651,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

71

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.56	$11.98	$11.65	$11.53	$11.84	$11.82
Investment Operations
Net Investment Income	.299	.608	.618	.613	.603	.601
Net Realized and Unrealized Gain (Loss)
on Investments	.900	(.420)	.330	.120	(.310)	.020
Total from Investment Operations	1.199	.188	.948	.733	.293	.621
Distributions
Dividends from Net Investment Income	(.299)	(.608)	(.618)	(.613)	(.603)	(.601)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.299)	(.608)	(.618)	(.613)	(.603)	(.601)
Net Asset Value, End of Period	$12.46	$11.56	$11.98	$11.65	$11.53	$11.84

Total Return[1]	10.52%	1.76%	8.64%	6.59%	2.67%	5.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,326	$2,049	$2,518	$2,277	$1,898	$1,893
Ratio of Total Expenses to
Average Net Assets	0.22%[2]	0.22%	0.19%	0.18%	0.18%	0.18%
Ratio of Net Investment Income to
Average Net Assets	5.10%[2]	5.33%	5.49%	5.34%	5.30%	5.03%
Portfolio Turnover Rate[3]	41%[2]	69%	67%	62%	55%	52%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

Institutional Shares

	Six Months				Feb. 2,
	Ended				2006[1] to
	June 30,		Year Ended December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.56	$11.98	$11.65	$11.53	$11.66
Investment Operations
Net Investment Income	.307	.625	.632	.626	.559
Net Realized and Unrealized Gain (Loss) on Investments .900		(.420)	.330	.120	(.130)
Total from Investment Operations	1.207	.205	.962	.746	.429
Distributions
Dividends from Net Investment Income	(.307)	(.625)	(.632)	(.626)	(.559)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.307)	(.625)	(.632)	(.626)	(.559)
Net Asset Value, End of Period	$12.46	$11.56	$11.98	$11.65	$11.53

Total Return	10.60%	1.91%	8.77%	6.71%	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$747	$509	$388	$415	$309
Ratio of Total Expenses to
Average Net Assets	0.07%[2]	0.07%	0.07%	0.07%	0.08%[2]
Ratio of Net Investment Income to
Average Net Assets	5.25%[2]	5.48%	5.61%	5.45%	5.40%[2]
Portfolio Turnover Rate[3]	41%[2]	69%	67%	62%	55%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Long-Term Bond Index Fund

Financial Highlights

ETF Shares

	Six Months			April 3,
	Ended	Year Ended		2007[1] to
	June 30,	December 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$75.91	$78.66	$76.38	$74.90
Investment Operations
Net Investment Income	1.964	4.005	4.004	2.740
Net Realized and Unrealized Gain (Loss) on Investments	5.936	(2.750)	2.280	1.480
Total from Investment Operations	7.900	1.255	6.284	4.220
Distributions
Dividends from Net Investment Income	(1.640)	(4.005)	(4.004)	(2.740)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.640)	(4.005)	(4.004)	(2.740)
Net Asset Value, End of Period	$82.17	$75.91	$78.66	$76.38

Total Return	10.56%	1.79%	8.70%	5.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$419	$311	$149	$84
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	5.21%[2]	5.43%	5.58%	5.41%[2]
Portfolio Turnover Rate[3]	41%[2]	69%	67%	62%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

74

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets

75

Long-Term Bond Index Fund

in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $635,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.25% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,559,023	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,031	—
Corporate Bonds	—	1,514,277	—
Sovereign Bonds	—	184,910	—
Taxable Municipal Bonds	—	172,734	—
Temporary Cash Investments	27,029	—	—
Total	27,029	3,433,975	—

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $5,703,000 to offset future net capital gains through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $3,213,806,000. Net unrealized appreciation of investment securities for tax purposes was $247,198,000, consisting of unrealized gains of $270,746,000 on securities that had risen in value since their purchase and $23,548,000 in unrealized losses on securities that had fallen in value since their purchase.

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Long-Term Bond Index Fund

E. During the six months ended June 30, 2010, the fund purchased $280,693,000 of investment securities and sold $121,390,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $711,135,000 and $502,167,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	396,019	33,558	472,981	41,195
Issued in Lieu of Cash Distributions	45,849	3,853	99,551	8,728
Redeemed	(329,711)	(28,012)	(941,414)	(82,720)
Net Increase (Decrease)—Investor Shares	112,157	9,399	(368,882)	(32,797)
Institutional Shares
Issued	199,225	16,876	178,284	15,672
Issued in Lieu of Cash Distributions	13,293	1,116	18,631	1,625
Redeemed	(24,588)	(2,066)	(63,345)	(5,589)
Net Increase (Decrease)—Institutional Shares	187,930	15,926	133,570	11,708
ETF Shares
Issued	78,570	1,000	203,678	2,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(30,035)	(400)
Net Increase (Decrease)—ETF Shares	78,570	1,000	173,643	2,200

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

77

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,053.33	$1.12
Admiral Shares	1,000.00	1,053.92	0.56
Signal Shares	1,000.00	1,053.90	0.56
Institutional Shares	1,000.00	1,054.11	0.36
Institutional Plus Shares	1,000.00	1,054.19	0.25
ETF Shares	1,000.00	1,053.69	0.56
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,029.53	$1.11
Admiral Shares	1,000.00	1,030.11	0.55
Signal Shares	1,000.00	1,030.09	0.55
ETF Shares	1,000.00	1,029.66	0.55
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,076.23	$1.13
Admiral Shares	1,000.00	1,076.83	0.57
Signal Shares	1,000.00	1,076.82	0.57
Institutional Shares	1,000.00	1,077.03	0.36
ETF Shares	1,000.00	1,076.87	0.57
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,105.18	$1.15
Institutional Shares	1,000.00	1,106.00	0.37
ETF Shares	1,000.00	1,105.63	0.57

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Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2009	6/30/2010	Period
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
Institutional Plus Shares	1,000.00	1,024.55	0.25
ETF Shares	1,000.00	1,024.25	0.55
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
ETF Shares	1,000.00	1,024.25	0.55
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Signal Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55
Long-Term Bond Index Fund
Investor Shares	$1,000.00	$1,023.70	$1.10
Institutional Shares	1,000.00	1,024.45	0.35
ETF Shares	1,000.00	1,024.25	0.55

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, 0.05% for Institutional Plus Shares, and 0.11% for ETF Shares; for the Short-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, and 0.11% for ETF Shares; for the Intermediate-Term Bond Index Fund, 0.22% for Investor Shares, 0.11% for Admiral Shares, 0.11% for Signal Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares; and for the Long-Term Bond Index Fund, 0.22% for Investor Shares, 0.07% for Institutional Shares, and 0.11% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

80

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, Long-Term Bond Index Fund, and Total Bond Market Index Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Groupserves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio manage-ment process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the funds over both the short and long term and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of their target indexes and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

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Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

83

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q842 082010

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (71.2%)
U.S. Government Securities (35.3%)
United States Treasury Note/Bond	0.875%	4/30/11	3,575	3,591
United States Treasury Note/Bond	4.875%	4/30/11	256,905	266,539
United States Treasury Note/Bond	0.875%	5/31/11	22,158	22,262
United States Treasury Note/Bond	4.875%	5/31/11	36,260	37,750
United States Treasury Note/Bond	1.125%	6/30/11	335,340	337,751
United States Treasury Note/Bond	5.125%	6/30/11	721,955	755,909
United States Treasury Note/Bond	1.000%	7/31/11	216,625	217,979
United States Treasury Note/Bond	4.875%	7/31/11	49,495	51,869
United States Treasury Note/Bond	5.000%	8/15/11	9,595	10,090
United States Treasury Note/Bond	1.000%	8/31/11	246,150	247,727
United States Treasury Note/Bond	4.625%	8/31/11	55,940	58,650
United States Treasury Note/Bond	1.000%	9/30/11	139,900	140,840
United States Treasury Note/Bond	4.500%	9/30/11	29,194	30,676
United States Treasury Note/Bond	1.000%	10/31/11	25,545	25,725
United States Treasury Note/Bond	4.625%	10/31/11	133,965	141,438
United States Treasury Note/Bond	1.750%	11/15/11	17,250	17,555
United States Treasury Note/Bond	0.750%	11/30/11	750,344	753,158
United States Treasury Note/Bond	4.500%	11/30/11	19,900	21,041
United States Treasury Note/Bond	1.125%	12/15/11	289,190	291,946
United States Treasury Note/Bond	1.000%	12/31/11	328,425	330,836
United States Treasury Note/Bond	4.625%	12/31/11	1,950	2,072
United States Treasury Note/Bond	1.125%	1/15/12	106,945	107,948
United States Treasury Note/Bond	0.875%	1/31/12	296,300	297,873
United States Treasury Note/Bond	4.750%	1/31/12	30,015	32,036
United States Treasury Note/Bond	1.375%	2/15/12	109,050	110,549
United States Treasury Note/Bond	4.875%	2/15/12	291,345	312,150
United States Treasury Note/Bond	0.875%	2/29/12	231,950	233,219
United States Treasury Note/Bond	4.625%	2/29/12	81,415	86,962
United States Treasury Note/Bond	1.000%	3/31/12	182,000	183,365
United States Treasury Note/Bond	4.500%	3/31/12	115,285	123,319
United States Treasury Note/Bond	1.375%	4/15/12	308,564	313,192
United States Treasury Note/Bond	1.000%	4/30/12	4,600	4,635
United States Treasury Note/Bond	4.500%	4/30/12	179,890	192,932
United States Treasury Note/Bond	1.375%	5/15/12	387,975	393,674
United States Treasury Note/Bond	0.750%	5/31/12	416,575	417,746
United States Treasury Note/Bond	4.750%	5/31/12	338,565	365,440
United States Treasury Note/Bond	1.875%	6/15/12	145,925	149,550
United States Treasury Note/Bond	0.625%	6/30/12	19,900	19,903
United States Treasury Note/Bond	4.875%	6/30/12	59,690	64,820
United States Treasury Note/Bond	1.500%	7/15/12	52,800	53,774
United States Treasury Note/Bond	4.625%	7/31/12	122,950	133,209
United States Treasury Note/Bond	1.750%	8/15/12	352,135	360,389
United States Treasury Note/Bond	4.375%	8/15/12	40	43
United States Treasury Note/Bond	4.125%	8/31/12	5,446	5,857
United States Treasury Note/Bond	1.375%	9/15/12	135,542	137,618
United States Treasury Note/Bond	4.250%	9/30/12	25,190	27,237
United States Treasury Note/Bond	1.375%	10/15/12	40,600	41,209
United States Treasury Note/Bond	3.875%	10/31/12	47,780	51,334
United States Treasury Note/Bond	1.375%	11/15/12	144,420	146,497
United States Treasury Note/Bond	4.000%	11/15/12	16,780	18,075
United States Treasury Note/Bond	3.375%	11/30/12	2,380	2,532
United States Treasury Note/Bond	1.125%	12/15/12	482,645	486,641
United States Treasury Note/Bond	1.375%	1/15/13	667,035	676,000
United States Treasury Note/Bond	1.375%	2/15/13	44,500	45,091
United States Treasury Note/Bond	3.875%	2/15/13	130,435	140,910
United States Treasury Note/Bond	2.750%	2/28/13	9,080	9,537
United States Treasury Note/Bond	1.375%	3/15/13	23,150	23,454
United States Treasury Note/Bond	1.750%	4/15/13	15,930	16,293
United States Treasury Note/Bond	3.625%	5/15/13	12,056	12,987
United States Treasury Note/Bond	3.500%	5/31/13	11,180	12,008
United States Treasury Note/Bond	1.125%	6/15/13	4,640	4,660

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.375%	6/30/13	21,755	23,315
United States Treasury Note/Bond	3.375%	7/31/13	11,400	12,223
United States Treasury Note/Bond	4.250%	8/15/13	30,150	33,132
United States Treasury Note/Bond	3.125%	8/31/13	57,495	61,196
United States Treasury Note/Bond	3.125%	9/30/13	611,435	650,989
United States Treasury Note/Bond	2.750%	10/31/13	588,953	619,690
United States Treasury Note/Bond	4.250%	11/15/13	6,510	7,179
United States Treasury Note/Bond	2.000%	11/30/13	39,310	40,354
United States Treasury Note/Bond	1.500%	12/31/13	293,800	296,280
United States Treasury Note/Bond	1.750%	1/31/14	243,925	247,889
United States Treasury Note/Bond	4.000%	2/15/14	44,100	48,372
United States Treasury Note/Bond	1.875%	2/28/14	783,075	798,251
United States Treasury Note/Bond	1.750%	3/31/14	569,050	577,051
United States Treasury Note/Bond	1.875%	4/30/14	226,700	230,844
United States Treasury Note/Bond	4.750%	5/15/14	29,298	33,065
United States Treasury Note/Bond	2.250%	5/31/14	186,815	192,829
United States Treasury Note/Bond	2.625%	6/30/14	411,700	430,486
United States Treasury Note/Bond	2.625%	7/31/14	215,010	224,786
United States Treasury Note/Bond	4.250%	8/15/14	6,000	6,672
United States Treasury Note/Bond	2.375%	8/31/14	173,055	178,949
United States Treasury Note/Bond	2.375%	9/30/14	138,185	142,763
United States Treasury Note/Bond	2.375%	10/31/14	255,845	264,119
United States Treasury Note/Bond	2.125%	11/30/14	430,659	440,013
United States Treasury Note/Bond	2.625%	12/31/14	74,595	77,730
United States Treasury Note/Bond	2.250%	1/31/15	207,575	212,829
United States Treasury Note/Bond	4.000%	2/15/15	84,342	93,132
United States Treasury Note/Bond	11.250%	2/15/15	49,325	70,435
United States Treasury Note/Bond	2.375%	2/28/15	288,962	297,902
United States Treasury Note/Bond	2.500%	3/31/15	127,640	132,306
United States Treasury Note/Bond	2.500%	4/30/15	191,160	198,059
United States Treasury Note/Bond	4.125%	5/15/15	154,475	171,708
United States Treasury Note/Bond	2.125%	5/31/15	183,210	186,473
United States Treasury Note/Bond	4.250%	8/15/15	61,435	68,721
United States Treasury Note/Bond	10.625%	8/15/15	5,935	8,493
United States Treasury Note/Bond	4.500%	11/15/15	10,245	11,638
United States Treasury Note/Bond	9.875%	11/15/15	262,900	369,745
United States Treasury Note/Bond	4.500%	2/15/16	115,020	130,242
United States Treasury Note/Bond	9.250%	2/15/16	6,710	9,304
United States Treasury Note/Bond	2.625%	2/29/16	189,225	194,813
United States Treasury Note/Bond	2.375%	3/31/16	66,175	67,199
United States Treasury Note/Bond	2.625%	4/30/16	216,700	222,796
United States Treasury Note/Bond	5.125%	5/15/16	282,485	329,756
United States Treasury Note/Bond	7.250%	5/15/16	48,065	61,778
United States Treasury Note/Bond	3.250%	5/31/16	50,800	53,999
United States Treasury Note/Bond	3.250%	6/30/16	263,740	279,894
United States Treasury Note/Bond	4.875%	8/15/16	96,250	111,484
United States Treasury Note/Bond	3.000%	8/31/16	365,675	381,845
United States Treasury Note/Bond	3.000%	9/30/16	277,150	289,145
United States Treasury Note/Bond	3.125%	10/31/16	117,060	122,877
United States Treasury Note/Bond	4.625%	11/15/16	16,996	19,407
United States Treasury Note/Bond	7.500%	11/15/16	84,277	110,495
United States Treasury Note/Bond	2.750%	11/30/16	55,382	56,819
United States Treasury Note/Bond	3.250%	12/31/16	3,900	4,114
United States Treasury Note/Bond	3.125%	1/31/17	208,145	217,869
United States Treasury Note/Bond	4.625%	2/15/17	175	200
United States Treasury Note/Bond	3.250%	3/31/17	8,190	8,634
United States Treasury Note/Bond	4.500%	5/15/17	14,270	16,248
United States Treasury Note/Bond	8.750%	5/15/17	325,515	458,367
United States Treasury Note/Bond	2.750%	5/31/17	250,850	256,298
United States Treasury Note/Bond	2.500%	6/30/17	296,125	297,653
United States Treasury Note/Bond	4.750%	8/15/17	326,280	377,516
United States Treasury Note/Bond	8.875%	8/15/17	43,390	61,838
United States Treasury Note/Bond	4.250%	11/15/17	241,810	271,848
United States Treasury Note/Bond	3.500%	2/15/18	46,975	50,241

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.875%	5/15/18	425,116	464,903
United States Treasury Note/Bond	9.125%	5/15/18	3,685	5,440
United States Treasury Note/Bond	4.000%	8/15/18	252,975	278,548
United States Treasury Note/Bond	3.750%	11/15/18	226,260	244,008
United States Treasury Note/Bond	9.000%	11/15/18	25	37
United States Treasury Note/Bond	2.750%	2/15/19	24,200	24,132
United States Treasury Note/Bond	8.875%	2/15/19	163,475	241,099
United States Treasury Note/Bond	3.125%	5/15/19	117,350	119,899
United States Treasury Note/Bond	3.625%	8/15/19	101,831	107,766
United States Treasury Note/Bond	8.125%	8/15/19	78,385	111,760
United States Treasury Note/Bond	3.375%	11/15/19	471,233	488,612
United States Treasury Note/Bond	3.625%	2/15/20	356,989	377,573
United States Treasury Note/Bond	3.500%	5/15/20	393,120	411,856
United States Treasury Note/Bond	8.750%	8/15/20	244,040	366,214
United States Treasury Note/Bond	7.875%	2/15/21	208,392	298,555
United States Treasury Note/Bond	8.125%	5/15/21	11,885	17,345
United States Treasury Note/Bond	8.125%	8/15/21	136,690	200,122
United States Treasury Note/Bond	8.000%	11/15/21	59,275	86,282
United States Treasury Note/Bond	7.250%	8/15/22	2,880	4,016
United States Treasury Note/Bond	7.625%	11/15/22	9,150	13,147
United States Treasury Note/Bond	7.125%	2/15/23	86,760	120,217
United States Treasury Note/Bond	6.250%	8/15/23	451,670	585,970
United States Treasury Note/Bond	7.625%	2/15/25	612	900
United States Treasury Note/Bond	6.875%	8/15/25	114,250	158,646
United States Treasury Note/Bond	6.000%	2/15/26	2,170	2,798
United States Treasury Note/Bond	6.750%	8/15/26	109,835	152,585
United States Treasury Note/Bond	6.500%	11/15/26	6,984	9,495
United States Treasury Note/Bond	6.625%	2/15/27	81,065	111,680
United States Treasury Note/Bond	6.375%	8/15/27	77,520	104,519
United States Treasury Note/Bond	6.125%	11/15/27	48,985	64,538
United States Treasury Note/Bond	5.500%	8/15/28	34,290	42,439
United States Treasury Note/Bond	5.250%	11/15/28	7,950	9,581
United States Treasury Note/Bond	5.250%	2/15/29	89,540	107,896
United States Treasury Note/Bond	6.125%	8/15/29	108,655	144,511
United States Treasury Note/Bond	6.250%	5/15/30	60,143	81,465
United States Treasury Note/Bond	5.375%	2/15/31	52,875	65,152
United States Treasury Note/Bond	4.500%	2/15/36	14,070	15,576
United States Treasury Note/Bond	4.750%	2/15/37	488,270	561,740
United States Treasury Note/Bond	5.000%	5/15/37	6,749	8,061
United States Treasury Note/Bond	4.375%	2/15/38	65,684	71,174
United States Treasury Note/Bond	4.500%	5/15/38	111,762	123,532
United States Treasury Note/Bond	3.500%	2/15/39	238	221
United States Treasury Note/Bond	4.250%	5/15/39	249,354	264,275
United States Treasury Note/Bond	4.500%	8/15/39	463,434	511,659
United States Treasury Note/Bond	4.375%	11/15/39	319,046	345,217
United States Treasury Note/Bond	4.625%	2/15/40	186,006	209,606
				29,237,136
Agency Bonds and Notes (6.7%)
Ally Financial Inc.	2.200%	12/19/12	2,950	3,033
American Express Bank FSB	3.150%	12/9/11	20,525	21,276
Bank of America Corp.	2.100%	4/30/12	51,075	52,296
Bank of America Corp.	3.125%	6/15/12	37,450	39,138
Bank of America Corp.	2.375%	6/22/12	24,075	24,815
Bank of America NA	1.700%	12/23/10	12,425	12,504
Bank of the West	2.150%	3/27/12	11,425	11,708
Citibank NA	1.625%	3/30/11	8,900	8,977
Citibank NA	1.500%	7/12/11	7,350	7,425
Citibank NA	1.375%	8/10/11	9,550	9,642
Citibank NA	1.250%	9/22/11	5,550	5,596
Citibank NA	1.875%	5/7/12	23,485	23,952
Citibank NA	1.750%	12/28/12	25,600	26,055
Citigroup Funding Inc.	2.000%	3/30/12	8,900	9,083
Citigroup Funding Inc.	2.125%	7/12/12	11,275	11,566
Citigroup Funding Inc.	1.875%	10/22/12	17,794	18,166

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Citigroup Funding Inc.	2.250%	12/10/12	4,775	4,918
1	Citigroup Inc.	2.875%	12/9/11	26,225	27,064
1	Citigroup Inc.	2.125%	4/30/12	48,420	49,635
	Egypt Government AID Bonds	4.450%	9/15/15	12,225	13,507
2	Federal Farm Credit Bank	5.375%	7/18/11	23,650	24,882
2	Federal Farm Credit Bank	3.875%	8/25/11	12,750	13,260
2	Federal Farm Credit Bank	2.000%	1/17/12	17,000	17,371
2	Federal Farm Credit Bank	2.250%	4/24/12	6,300	6,482
2	Federal Farm Credit Bank	2.125%	6/18/12	14,675	15,068
2	Federal Farm Credit Bank	4.500%	10/17/12	12,375	13,388
2	Federal Farm Credit Bank	1.875%	12/7/12	9,375	9,570
2	Federal Farm Credit Bank	1.750%	2/21/13	8,775	8,941
2	Federal Farm Credit Bank	1.375%	6/25/13	6,800	6,839
2	Federal Farm Credit Bank	3.875%	10/7/13	37,650	40,703
2	Federal Farm Credit Bank	2.625%	4/17/14	11,375	11,811
2	Federal Farm Credit Bank	3.000%	9/22/14	11,250	11,813
2	Federal Farm Credit Bank	4.875%	12/16/15	1,625	1,839
2	Federal Farm Credit Bank	5.125%	8/25/16	9,075	10,403
2	Federal Farm Credit Bank	4.875%	1/17/17	7,900	8,920
2	Federal Farm Credit Bank	5.150%	11/15/19	15,675	17,833
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	3,705	3,991
2	Federal Home Loan Banks	3.625%	7/1/11	18,125	18,695
2	Federal Home Loan Banks	1.625%	7/27/11	63,375	64,200
2	Federal Home Loan Banks	5.375%	8/19/11	73,625	77,756
2	Federal Home Loan Banks	3.750%	9/9/11	4,900	5,089
2	Federal Home Loan Banks	3.625%	9/16/11	9,850	10,221
2	Federal Home Loan Banks	4.875%	11/18/11	20,490	21,711
2	Federal Home Loan Banks	1.000%	12/28/11	38,800	39,055
2	Federal Home Loan Banks	1.125%	5/18/12	63,925	64,423
2	Federal Home Loan Banks	1.375%	6/8/12	37,750	38,175
2	Federal Home Loan Banks	1.875%	6/20/12	34,525	35,298
2	Federal Home Loan Banks	1.750%	8/22/12	48,375	49,362
2	Federal Home Loan Banks	1.625%	9/26/12	16,500	16,784
2,3	Federal Home Loan Banks	2.000%	10/5/12	36,160	36,307
2	Federal Home Loan Banks	1.750%	12/14/12	16,900	17,162
2	Federal Home Loan Banks	1.500%	1/16/13	18,625	18,882
2	Federal Home Loan Banks	3.375%	2/27/13	10,075	10,703
2	Federal Home Loan Banks	1.625%	3/20/13	12,400	12,601
2	Federal Home Loan Banks	3.625%	5/29/13	150	161
2	Federal Home Loan Banks	3.875%	6/14/13	23,975	25,925
2	Federal Home Loan Banks	5.375%	6/14/13	12,150	13,613
2	Federal Home Loan Banks	1.875%	6/21/13	35,000	35,760
2	Federal Home Loan Banks	5.125%	8/14/13	5,950	6,661
2	Federal Home Loan Banks	4.000%	9/6/13	15,025	16,309
2	Federal Home Loan Banks	5.250%	9/13/13	9,200	10,323
2	Federal Home Loan Banks	4.500%	9/16/13	82,825	91,263
2	Federal Home Loan Banks	3.625%	10/18/13	15,100	16,219
2	Federal Home Loan Banks	4.875%	11/27/13	19,900	22,171
2	Federal Home Loan Banks	3.125%	12/13/13	8,125	8,579
2	Federal Home Loan Banks	5.500%	8/13/14	142,625	164,412
2	Federal Home Loan Banks	2.750%	12/12/14	18,950	19,596
2	Federal Home Loan Banks	5.375%	5/18/16	44,900	52,221
2	Federal Home Loan Banks	5.125%	10/19/16	15,925	18,278
2	Federal Home Loan Banks	4.750%	12/16/16	36,110	40,699
2	Federal Home Loan Banks	4.875%	5/17/17	35,975	40,833
2	Federal Home Loan Banks	5.000%	11/17/17	18,250	20,883
2	Federal Home Loan Banks	5.375%	5/15/19	2,765	3,201
2	Federal Home Loan Banks	4.125%	3/13/20	7,750	8,211
2	Federal Home Loan Banks	5.250%	12/11/20	5,350	6,088
2	Federal Home Loan Banks	5.625%	6/11/21	1,125	1,323
2	Federal Home Loan Banks	5.375%	8/15/24	24,600	28,686
2	Federal Home Loan Banks	5.500%	7/15/36	9,900	11,300
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	95,600	100,433
2	Federal Home Loan Mortgage Corp.	5.750%	1/15/12	69,775	75,319

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	55,945	57,344
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	30,325	30,932
2	Federal Home Loan Mortgage Corp.	4.750%	6/28/12	2,000	2,157
2	Federal Home Loan Mortgage Corp.	1.125%	7/27/12	20,000	20,155
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	41,325	45,442
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	46,400	47,702
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	31,925	34,655
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	15,125	16,289
2	Federal Home Loan Mortgage Corp.	1.375%	1/9/13	82,395	83,307
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	83,750	85,116
2	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	33,590	36,172
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	18,000	19,801
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	7,425	8,091
2	Federal Home Loan Mortgage Corp.	4.875%	11/15/13	64,550	72,003
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	24,575	27,143
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	56,825	58,772
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	47,900	54,112
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	82,250	86,520
2	Federal Home Loan Mortgage Corp.	0.000%	11/24/14	7,400	6,667
2	Federal Home Loan Mortgage Corp.	5.050%	1/26/15	600	680
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	775	808
2	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	1,375	1,549
2	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	48,925	56,410
2	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,675	61,558
2	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	15,775	18,114
2	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	27,825	31,738
2	Federal Home Loan Mortgage Corp.	5.000%	4/18/17	10,000	11,413
2	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	33,450	39,285
2	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	395	455
2	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	22,750	25,765
2	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	56,300	58,861
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	11,375	14,823
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	38,739	51,302
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	224	284
2	Federal National Mortgage Assn.	5.000%	10/15/11	68,775	72,721
2	Federal National Mortgage Assn.	1.000%	11/23/11	8,795	8,850
2	Federal National Mortgage Assn.	2.000%	1/9/12	121,600	124,238
2	Federal National Mortgage Assn.	0.875%	1/12/12	31,800	31,954
2	Federal National Mortgage Assn.	5.000%	2/16/12	19,975	21,392
2	Federal National Mortgage Assn.	6.125%	3/15/12	68,630	75,032
2	Federal National Mortgage Assn.	1.000%	4/4/12	18,550	18,658
2	Federal National Mortgage Assn.	1.875%	4/20/12	74,275	75,907
2	Federal National Mortgage Assn.	4.875%	5/18/12	36,870	39,750
2	Federal National Mortgage Assn.	1.250%	6/22/12	12,940	13,080
2	Federal National Mortgage Assn.	1.125%	7/30/12	20,000	20,152
2	Federal National Mortgage Assn.	5.250%	8/1/12	7,415	8,014
2	Federal National Mortgage Assn.	1.750%	8/10/12	20,100	20,512
2	Federal National Mortgage Assn.	4.375%	9/15/12	105,675	113,804
2,3	Federal National Mortgage Assn.	1.550%	9/17/12	20,000	20,050
2,3	Federal National Mortgage Assn.	2.000%	9/28/12	27,175	27,278
2,3	Federal National Mortgage Assn.	1.600%	10/1/12	29,000	29,090
2	Federal National Mortgage Assn.	3.625%	2/12/13	28,325	30,254
2	Federal National Mortgage Assn.	4.750%	2/21/13	7,600	8,322
2	Federal National Mortgage Assn.	0.850%	4/8/13	36,198	36,245
2	Federal National Mortgage Assn.	4.625%	5/1/13	23,794	25,738
2	Federal National Mortgage Assn.	1.750%	5/7/13	24,000	24,450
2,3	Federal National Mortgage Assn.	2.000%	5/24/13	19,465	19,644
2	Federal National Mortgage Assn.	3.875%	7/12/13	4,700	5,080
2	Federal National Mortgage Assn.	4.625%	10/15/13	34,300	37,948
2	Federal National Mortgage Assn.	2.875%	12/11/13	35,775	37,556
2	Federal National Mortgage Assn.	5.125%	1/2/14	3,300	3,643
2	Federal National Mortgage Assn.	2.750%	2/5/14	38,950	40,675
2	Federal National Mortgage Assn.	2.750%	3/13/14	24,750	25,841
2	Federal National Mortgage Assn.	4.125%	4/15/14	42,875	46,905

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	2.500%	5/15/14	42,050	43,481
2	Federal National Mortgage Assn.	3.000%	9/16/14	17,050	17,913
2	Federal National Mortgage Assn.	4.625%	10/15/14	39,125	43,724
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,625	16,155
2,3	Federal National Mortgage Assn.	3.000%	3/9/15	15,000	15,072
2	Federal National Mortgage Assn.	5.000%	4/15/15	16,810	19,096
2	Federal National Mortgage Assn.	2.375%	7/28/15	18,675	18,906
2	Federal National Mortgage Assn.	4.375%	10/15/15	17,325	19,190
2	Federal National Mortgage Assn.	8.200%	3/10/16	50	65
2	Federal National Mortgage Assn.	5.375%	7/15/16	15,675	18,206
2	Federal National Mortgage Assn.	5.250%	9/15/16	45,925	53,057
2	Federal National Mortgage Assn.	4.875%	12/15/16	7,175	8,135
2	Federal National Mortgage Assn.	5.000%	2/13/17	79,525	90,696
2	Federal National Mortgage Assn.	5.000%	5/11/17	99,601	113,727
2	Federal National Mortgage Assn.	5.375%	6/12/17	3,750	4,369
2	Federal National Mortgage Assn.	0.000%	10/9/19	2,375	1,477
2	Federal National Mortgage Assn.	6.250%	5/15/29	1,100	1,369
2	Federal National Mortgage Assn.	7.125%	1/15/30	24,980	34,138
2	Federal National Mortgage Assn.	7.250%	5/15/30	46,901	64,900
2	Federal National Mortgage Assn.	6.625%	11/15/30	6,795	8,874
2	Federal National Mortgage Assn.	5.625%	7/15/37	11,590	13,465
	Financing Corp. Fico	9.800%	4/6/18	1,750	2,519
	Financing Corp. Fico	10.350%	8/3/18	4,900	7,318
	Financing Corp. Fico	9.650%	11/2/18	10,535	15,339
	Financing Corp. Fico	9.700%	4/5/19	1,575	2,313
1	General Electric Capital Corp.	1.800%	3/11/11	26,530	26,794
1	General Electric Capital Corp.	3.000%	12/9/11	43,900	45,401
1	General Electric Capital Corp.	2.250%	3/12/12	23,575	24,192
1	General Electric Capital Corp.	2.200%	6/8/12	42,950	44,076
1	General Electric Capital Corp.	2.125%	12/21/12	19,250	19,764
1	General Electric Capital Corp.	2.625%	12/28/12	13,150	13,658
1	Goldman Sachs Group Inc.	1.700%	3/15/11	11,000	11,102
1	Goldman Sachs Group Inc.	1.625%	7/15/11	10,975	11,108
1	Goldman Sachs Group Inc.	2.150%	3/15/12	6,925	7,100
1	Goldman Sachs Group Inc.	3.250%	6/15/12	23,350	24,458
1	HSBC USA Inc.	3.125%	12/16/11	15,000	15,545
	Israel Government AID Bond	5.500%	9/18/23	5,510	6,413
	Israel Government AID Bond	5.500%	12/4/23	3,200	3,727
	Israel Government AID Bond	5.500%	4/26/24	12,400	14,461
1	JPMorgan Chase & Co.	1.650%	2/23/11	21,175	21,345
1	JPMorgan Chase & Co.	3.125%	12/1/11	28,575	29,579
1	JPMorgan Chase & Co.	2.200%	6/15/12	20,950	21,529
1	JPMorgan Chase & Co.	2.125%	6/22/12	13,800	14,157
1	JPMorgan Chase & Co.	2.125%	12/26/12	32,325	33,209
1	Morgan Stanley	2.900%	12/1/10	11,375	11,495
1	Morgan Stanley	3.250%	12/1/11	30,200	31,317
1	Morgan Stanley	1.950%	6/20/12	26,250	26,844
1	PNC Funding Corp.	2.300%	6/22/12	6,075	6,259
	Private Export Funding Corp.	3.550%	4/15/13	2,275	2,413
	Private Export Funding Corp.	3.050%	10/15/14	4,600	4,748
	Private Export Funding Corp.	4.375%	3/15/19	8,700	9,300
	Private Export Funding Corp.	4.300%	12/15/21	2,675	2,818
1	Regions Bank	2.750%	12/10/10	8,275	8,358
1	Regions Bank	3.250%	12/9/11	1,500	1,559
	Resolution Funding Corp.	8.125%	10/15/19	450	612
	Resolution Funding Corp.	8.875%	7/15/20	180	250
	Resolution Funding Corp.	8.625%	1/15/30	110	167
	Small Business Administration Variable Rate Interest
	Only Custodial Receipts (U.S. Government Guaran	2.719%	7/15/17	4,449	222
1	Sovereign Bank	2.750%	1/17/12	6,900	7,125
1	State Street Corp.	2.150%	4/30/12	11,150	11,431
2	Tennessee Valley Authority	4.750%	8/1/13	4,000	4,394
2	Tennessee Valley Authority	5.500%	7/18/17	17,100	19,975
2	Tennessee Valley Authority	4.500%	4/1/18	6,325	6,930

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Tennessee Valley Authority	6.750%	11/1/25	1,800	2,328
2	Tennessee Valley Authority	7.125%	5/1/30	27,025	36,196
2	Tennessee Valley Authority	4.650%	6/15/35	3,825	3,838
2	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,889
2	Tennessee Valley Authority	5.250%	9/15/39	8,663	9,568
2	Tennessee Valley Authority	4.875%	1/15/48	6,825	7,101
2	Tennessee Valley Authority	5.375%	4/1/56	6,250	7,045
1	US Central Federal Credit Union	1.900%	10/19/12	9,275	9,460
1	Wells Fargo & Co.	3.000%	12/9/11	28,175	29,142
1	Wells Fargo & Co.	2.125%	6/15/12	16,725	17,186
1	Western Corporate Federal Credit Union	1.750%	11/2/12	4,675	4,751
					5,513,412
Conventional Mortgage-Backed Securities (28.1%)
2,3	Fannie Mae Pool	4.000%	9/1/10–10/1/39	741,314	767,919
2,3	Fannie Mae Pool	4.500%	7/1/11–7/1/40	1,823,360	1,701,639
2,3	Fannie Mae Pool	5.000%	1/1/11–7/1/40	2,495,264	2,615,811
2,3	Fannie Mae Pool	5.500%	9/1/14–7/1/40	2,755,398	2,804,230
2,3	Fannie Mae Pool	6.000%	9/1/10–7/1/40	1,897,244	2,046,244
2,3	Fannie Mae Pool	6.500%	9/1/10–7/1/40	585,063	637,077
2,3	Fannie Mae Pool	7.000%	9/1/10–11/1/38	147,549	164,151
2,3	Fannie Mae Pool	7.500%	12/1/10–12/1/32	10,156	11,363
2,3	Fannie Mae Pool	8.000%	12/1/11–9/1/31	3,132	3,507
2,3	Fannie Mae Pool	8.500%	3/1/17–5/1/32	1,234	1,392
2,3	Fannie Mae Pool	9.000%	2/1/17–8/1/30	309	347
2,3	Fannie Mae Pool	9.500%	8/1/16–11/1/25	380	431
2,3	Fannie Mae Pool	10.000%	10/1/14–11/1/19	66	72
2,3	Fannie Mae Pool	10.500%	3/1/11–8/1/20	2	2
2,3	Fannie Mae Pool	11.000%	9/1/19	4	4
2,3	Freddie Mac Gold Pool	4.000%	7/1/10–1/1/40	614,513	495,437
2,3	Freddie Mac Gold Pool	4.500%	7/1/10–7/1/40	1,282,202	1,275,209
2,3	Freddie Mac Gold Pool	5.000%	4/1/11–7/1/40	1,913,853	1,986,973
2,3	Freddie Mac Gold Pool	5.500%	3/1/11–7/1/40	1,910,996	2,052,267
2,3	Freddie Mac Gold Pool	6.000%	8/1/10–4/1/40	1,207,167	1,316,081
2,3	Freddie Mac Gold Pool	6.500%	7/1/10–4/1/39	344,266	379,221
2,3	Freddie Mac Gold Pool	7.000%	8/1/10–12/1/37	59,386	65,988
2,3	Freddie Mac Gold Pool	7.500%	7/1/10–2/1/32	6,710	7,442
2,3	Freddie Mac Gold Pool	8.000%	7/1/10–1/1/32	5,427	6,051
2,3	Freddie Mac Gold Pool	8.500%	3/1/21–7/1/31	991	1,115
2,3	Freddie Mac Gold Pool	9.000%	7/1/20–3/1/31	683	768
2,3	Freddie Mac Gold Pool	9.500%	4/1/16–6/1/25	135	153
2,3	Freddie Mac Gold Pool	10.000%	10/1/16–4/1/25	48	54
2,3	Freddie Mac Non Gold Pool	8.000%	4/1/17–6/1/17	15	16
2,3	Freddie Mac Non Gold Pool	8.500%	6/1/18	42	46
2,3	Freddie Mac Non Gold Pool	9.000%	7/1/16	1	1
2,3	Freddie Mac Non Gold Pool	9.500%	10/1/18–3/1/20	4	4
3	Ginnie Mae I Pool	4.000%	8/15/18–2/15/40	89,092	90,713
3	Ginnie Mae I Pool	4.500%	6/15/18–7/1/40	811,174	846,125
3	Ginnie Mae I Pool	5.000%	11/15/17–7/1/40	1,201,847	1,197,780
3	Ginnie Mae I Pool	5.500%	3/15/15–7/1/40	843,289	756,522
3	Ginnie Mae I Pool	6.000%	4/15/11–6/1/40	352,912	386,091
3	Ginnie Mae I Pool	6.500%	10/15/10–1/15/39	125,204	138,664
3	Ginnie Mae I Pool	7.000%	10/15/10–9/15/36	18,539	20,571
3	Ginnie Mae I Pool	7.250%	9/15/25	45	50
3	Ginnie Mae I Pool	7.500%	8/15/10–6/15/32	7,257	8,058
3	Ginnie Mae I Pool	7.750%	2/15/30	4	4
3	Ginnie Mae I Pool	8.000%	7/15/10–12/15/30	5,130	5,701
3	Ginnie Mae I Pool	8.500%	1/15/17–3/15/31	1,067	1,190
3	Ginnie Mae I Pool	9.000%	5/15/16–2/15/31	1,988	2,209
3	Ginnie Mae I Pool	9.500%	5/15/16–9/15/25	501	554
3	Ginnie Mae I Pool	10.000%	2/15/18–2/15/25	204	227
3	Ginnie Mae I Pool	10.500%	7/15/15–4/15/25	139	153
3	Ginnie Mae I Pool	11.000%	9/15/15–11/15/15	16	17
3	Ginnie Mae I Pool	11.500%	3/15/13–4/15/16	19	21

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ginnie Mae II Pool	4.500%	1/20/35–7/1/40	337,906	351,561
3	Ginnie Mae II Pool	5.000%	12/20/32–7/1/40	544,700	490,134
3	Ginnie Mae II Pool	5.500%	6/20/34–7/1/40	306,532	331,423
3	Ginnie Mae II Pool	6.000%	3/20/31–7/20/39	237,184	259,231
3	Ginnie Mae II Pool	6.500%	3/20/31–12/20/37	75,411	83,080
3	Ginnie Mae II Pool	7.000%	3/20/28–4/20/38	2,743	3,031
3	Ginnie Mae II Pool	7.500%	8/20/30	12	13
3	Ginnie Mae II Pool	8.500%	10/20/30	21	25
					23,314,163
Nonconventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.514%	12/1/34	9,883	10,164
2,3	Fannie Mae Pool	2.690%	1/1/35	4,392	4,556
2,3	Fannie Mae Pool	2.709%	5/1/35	3,550	3,665
2,3	Fannie Mae Pool	2.801%	10/1/34	7,106	7,261
2,3	Fannie Mae Pool	2.814%	11/1/34	6,043	6,204
2,3	Fannie Mae Pool	3.138%	9/1/34	2,125	2,189
2,3	Fannie Mae Pool	3.228%	4/1/36	8,394	8,814
2,3	Fannie Mae Pool	3.304%	1/1/40	19,330	19,861
2,3	Fannie Mae Pool	3.390%	5/1/40	9,271	9,535
2,3	Fannie Mae Pool	3.446%	5/1/37	3,941	4,078
2,3	Fannie Mae Pool	3.647%	4/1/37	7,617	7,937
2,3	Fannie Mae Pool	3.995%	7/1/35	6,093	6,344
2,3	Fannie Mae Pool	4.118%	5/1/34	3,547	3,647
2,3	Fannie Mae Pool	4.161%	8/1/35	12,921	13,264
2,3	Fannie Mae Pool	4.265%	10/1/36	4,805	4,971
2,3	Fannie Mae Pool	4.537%	11/1/34	14,227	14,971
2,3	Fannie Mae Pool	4.583%	12/1/35	11,226	12,219
2,3	Fannie Mae Pool	4.607%	8/1/35	9,378	9,852
2,3	Fannie Mae Pool	4.609%	9/1/34	3,810	4,054
2,3	Fannie Mae Pool	4.628%	11/1/33	4,319	4,509
2,3	Fannie Mae Pool	4.722%	8/1/35	6,138	6,535
2,3	Fannie Mae Pool	4.788%	6/1/34	5,453	5,756
2,3	Fannie Mae Pool	4.924%	7/1/38	4,073	4,309
2,3	Fannie Mae Pool	4.933%	9/1/35	5,780	5,901
2,3	Fannie Mae Pool	4.952%	11/1/34	2,458	2,594
2,3	Fannie Mae Pool	4.982%	10/1/35	14,262	14,667
2,3	Fannie Mae Pool	4.999%	11/1/33	2,402	2,537
2,3	Fannie Mae Pool	5.017%	11/1/35	11,504	12,089
2,3	Fannie Mae Pool	5.020%	2/1/36	6,480	6,678
2,3	Fannie Mae Pool	5.026%	12/1/33	3,268	3,458
2,3	Fannie Mae Pool	5.050%	8/1/37	23,089	24,280
2,3	Fannie Mae Pool	5.071%	12/1/35	13,634	13,975
2,3	Fannie Mae Pool	5.096%	12/1/35	17,949	18,556
2,3	Fannie Mae Pool	5.124%	3/1/37	8,732	9,227
2,3	Fannie Mae Pool	5.140%	3/1/38	10,075	10,727
2,3	Fannie Mae Pool	5.171%	8/1/38	600	640
2,3	Fannie Mae Pool	5.259%	7/1/38	831	888
2,3	Fannie Mae Pool	5.314%	12/1/35	4,990	5,312
2,3	Fannie Mae Pool	5.399%	2/1/36	3,464	3,569
2,3	Fannie Mae Pool	5.415%	2/1/36	7,654	7,884
2,3	Fannie Mae Pool	5.479%	1/1/37	6,496	6,859
2,3	Fannie Mae Pool	5.520%	4/1/37	1,011	1,073
2,3	Fannie Mae Pool	5.563%	2/1/37	9,355	9,888
2,3	Fannie Mae Pool	5.590%	5/1/36	3,487	3,707
2,3	Fannie Mae Pool	5.619%	6/1/36	8,937	9,292
2,3	Fannie Mae Pool	5.626%	6/1/37	4,716	4,992
2,3	Fannie Mae Pool	5.630%	7/1/36	6,070	6,519
2,3	Fannie Mae Pool	5.643%	3/1/37	4,761	5,031
2,3	Fannie Mae Pool	5.645%	3/1/37	6,604	6,995
2,3	Fannie Mae Pool	5.648%	3/1/37	13,080	13,860
2,3	Fannie Mae Pool	5.649%	2/1/37	6,010	6,364
2,3	Fannie Mae Pool	5.668%	1/1/36	3,750	3,962
2,3	Fannie Mae Pool	5.669%	9/1/36	4,899	5,100
2,3	Fannie Mae Pool	5.682%	4/1/37	6,075	6,428

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	5.717%	12/1/37	14,782	15,959
2,3	Fannie Mae Pool	5.719%	4/1/37	8,064	8,604
2,3	Fannie Mae Pool	5.743%	4/1/36	6,617	6,889
2,3	Fannie Mae Pool	5.809%	9/1/36	6,451	6,741
2,3	Fannie Mae Pool	5.838%	11/1/36	6,475	6,888
2,3	Fannie Mae Pool	5.858%	8/1/37	7,655	8,067
2,3	Fannie Mae Pool	5.879%	10/1/37	9,917	10,603
2,3	Fannie Mae Pool	5.881%	4/1/36	5,760	6,133
2,3	Fannie Mae Pool	5.999%	6/1/36	1,046	1,116
2,3	Fannie Mae Pool	6.263%	9/1/37	7,636	8,132
2,3	Freddie Mac Non Gold Pool	2.648%	4/1/35	414	435
2,3	Freddie Mac Non Gold Pool	2.665%	12/1/34	10,551	10,973
2,3	Freddie Mac Non Gold Pool	2.945%	1/1/35	539	558
2,3	Freddie Mac Non Gold Pool	2.993%	9/1/34	5,677	5,948
2,3	Freddie Mac Non Gold Pool	3.061%	3/1/37	5,694	5,902
2,3	Freddie Mac Non Gold Pool	3.088%	12/1/34	5,228	5,522
2,3	Freddie Mac Non Gold Pool	3.291%	6/1/40	23,750	24,229
2,3	Freddie Mac Non Gold Pool	3.316%	4/1/40	14,412	14,794
2,3	Freddie Mac Non Gold Pool	3.361%	5/1/40	11,871	12,183
2,3	Freddie Mac Non Gold Pool	3.423%	5/1/40	12,743	13,107
2,3	Freddie Mac Non Gold Pool	3.576%	6/1/37	4,533	4,728
2,3	Freddie Mac Non Gold Pool	3.627%	1/1/40	12,904	13,355
2,3	Freddie Mac Non Gold Pool	3.993%	3/1/36	9,748	10,157
2,3	Freddie Mac Non Gold Pool	4.027%	1/1/37	4,636	4,847
2,3	Freddie Mac Non Gold Pool	4.588%	7/1/35	5,118	5,396
2,3	Freddie Mac Non Gold Pool	4.604%	11/1/34	7,455	7,834
2,3	Freddie Mac Non Gold Pool	5.005%	5/1/35	8,713	9,241
2,3	Freddie Mac Non Gold Pool	5.044%	7/1/38	9,886	10,471
2,3	Freddie Mac Non Gold Pool	5.272%	3/1/38	11,356	12,107
2,3	Freddie Mac Non Gold Pool	5.296%	3/1/36	9,184	9,482
2,3	Freddie Mac Non Gold Pool	5.337%	12/1/35	5,977	6,334
2,3	Freddie Mac Non Gold Pool	5.433%	4/1/37	11,928	12,600
2,3	Freddie Mac Non Gold Pool	5.435%	3/1/37	6,083	6,426
2,3	Freddie Mac Non Gold Pool	5.504%	2/1/36	7,443	7,915
2,3	Freddie Mac Non Gold Pool	5.554%	5/1/36	11,353	11,795
2,3	Freddie Mac Non Gold Pool	5.556%	4/1/37	7,624	8,113
2,3	Freddie Mac Non Gold Pool	5.619%	7/1/36	6,259	6,504
2,3	Freddie Mac Non Gold Pool	5.632%	4/1/37	11,837	12,476
2,3	Freddie Mac Non Gold Pool	5.644%	12/1/36	8,723	9,202
2,3	Freddie Mac Non Gold Pool	5.675%	3/1/37	1,112	1,202
2,3	Freddie Mac Non Gold Pool	5.683%	4/1/37	111	118
2,3	Freddie Mac Non Gold Pool	5.687%	3/1/37	15,900	16,815
2,3	Freddie Mac Non Gold Pool	5.702%	6/1/37	11,522	12,217
2,3	Freddie Mac Non Gold Pool	5.714%	11/1/36	4,297	4,594
2,3	Freddie Mac Non Gold Pool	5.716%	9/1/36	20,967	22,297
2,3	Freddie Mac Non Gold Pool	5.769%	5/1/36	8,957	9,710
2,3	Freddie Mac Non Gold Pool	5.783%	3/1/37	4,729	5,032
2,3	Freddie Mac Non Gold Pool	5.822%	10/1/37	14,159	15,085
2,3	Freddie Mac Non Gold Pool	5.826%	12/1/36	4,334	4,610
2,3	Freddie Mac Non Gold Pool	5.866%	6/1/37	10,504	11,159
2,3	Freddie Mac Non Gold Pool	5.866%	8/1/37	9,194	9,791
2,3	Freddie Mac Non Gold Pool	5.867%	5/1/37	11,914	12,732
2,3	Freddie Mac Non Gold Pool	5.952%	10/1/37	2,532	2,696
2,3	Freddie Mac Non Gold Pool	5.973%	1/1/37	4,224	4,504
2,3	Freddie Mac Non Gold Pool	6.046%	3/1/37	338	359
2,3	Freddie Mac Non Gold Pool	6.071%	8/1/37	3,603	3,860
2,3	Freddie Mac Non Gold Pool	6.089%	3/1/37	290	306
2,3	Freddie Mac Non Gold Pool	6.119%	12/1/36	7,984	8,538
2,3	Freddie Mac Non Gold Pool	6.273%	6/1/37	5,279	5,610
2,3	Freddie Mac Non Gold Pool	6.443%	2/1/37	4,243	4,549
3	Ginnie Mae I Pool	7.900%	2/15/21	5	5

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ginnie Mae II Pool	4.375%	6/20/29	268	278
					905,580

Total U.S. Government and Agency Obligations (Cost $56,386,817)					58,970,291

Asset-Backed/Commercial Mortgage-Backed Securities (3.9%)
4	BA Covered Bond Issuer	5.500%	6/14/12	17,750	18,944
3	BA Credit Card Trust	4.720%	5/15/13	8,275	8,415
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	13,205	13,573
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	5,565	5,780
3	Banc of America Commercial Mortgage Inc.	3.878%	9/11/36	479	486
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	6,838	6,883
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	4,250	4,431
3,5	Banc of America Commercial Mortgage Inc.	5.595%	6/10/39	10,040	10,617
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	28,730	29,507
3,5	Banc of America Commercial Mortgage Inc.	5.217%	11/10/42	3,745	3,917
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	4,695	4,211
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	14,555	15,153
3,5	Banc of America Commercial Mortgage Inc.	5.963%	5/10/45	3,290	3,031
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	19,690	20,668
3,5	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	185	169
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	16,101	16,968
3,5	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	875	895
3,5	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	432	406
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	22,300	23,636
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	5,295	4,677
3,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	3,520	3,186
3,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	1,504	1,435
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	10,275	10,548
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	2,175	1,892
3,5	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	2,700	1,911
3,5	Banc of America Commercial Mortgage Inc.	6.373%	2/10/51	24,200	25,298
4	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	2,200	2,398
4	Bank of Scotland PLC	5.250%	2/21/17	12,025	12,770
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	11,930	12,423
3,5	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	1,200	1,220
3,5	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	4,525	4,200
3	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	20,977	22,430
3	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	15,800	16,427
3,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	2,650	2,115
3,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	5,250	4,857
3	Bear Stearns Commercial Mortgage Securities	5.623%	3/11/39	41,830	44,413
3	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	11,930	12,459
3	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	7,555	7,962
3	Bear Stearns Commercial Mortgage Securities	5.854%	6/11/40	31,450	32,744
3,5	Bear Stearns Commercial Mortgage Securities	5.907%	6/11/40	2,650	1,757
3	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	1,443	1,534
3	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	4,175	3,681
3	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	3,445	3,082
3,5	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	2,625	2,469
3	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	4,175	4,171
3	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	14,900	15,540
3	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	5,500	5,941
3	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	10,090	10,140
3	Bear Stearns Commercial Mortgage Securities	5.297%	10/12/42	615	655
3,5	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	6,280	5,498
3,5	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	4,275	3,080
3	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	9,925	10,294
3	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	44,650	45,198
3	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	8,615	8,771
3,5	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	7,903	6,828
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	15,045	15,395
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	6,175	6,404
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	36,645	41,186

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	3,800	4,434
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	15,903	16,408
3	Chase Issuance Trust	4.650%	12/17/12	31,250	31,592
3	Chase Issuance Trust	4.650%	3/15/15	32,375	35,047
3	Chase Issuance Trust	5.400%	7/15/15	10,025	11,107
4	Cie de Financement Foncier	2.125%	4/22/13	7,500	7,532
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	802	697
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	4,085	4,252
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	20,125	22,257
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	3,425	3,687
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	4,750	5,477
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	3,475	3,570
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	1,015	941
3,5	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	14,325	15,322
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	6,750	6,178
3,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	16,796	17,378
3,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	5,175	4,443
3,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	17,377	17,933
3,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	3,285	2,847
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.397%	7/15/44	32,891	35,128
3,5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.397%	7/15/44	7,000	6,652
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	18,540	18,791
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	9,225	8,273
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	25,185	25,864
3	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	19,125	18,723
3,4	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	9,131	10,172
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	8,200	8,492
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	19,825	20,420
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	25,203	26,031
3	Commercial Mortgage Pass Through Certificates	5.960%	6/10/46	16,965	17,937
3,5	Commercial Mortgage Pass Through Certificates	5.986%	6/10/46	4,025	3,513
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	3,348	3,435
3,5	Commercial Mortgage Pass Through Certificates	6.010%	12/10/49	19,073	19,675
3,5	Countrywide Home Loan Mortgage Pass Through Trust	2.931%	5/25/33	3,589	3,092
3	Credit Suisse First Boston Mortgage Securities Corp.	6.380%	12/18/35	1,490	1,504
3,5	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	16,120	16,678
3	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	925	703
3,5	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	13,900	14,473
3	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	11,380	11,793
3,5	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	1,565	1,475
3	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	35,975	38,107
3,5	Credit Suisse First Boston Mortgage Securities Corp.	5.230%	12/15/40	3,290	2,680
3	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	26,008	27,266
3	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	1,147	1,039
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	37,150	38,784
3,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	7,675	7,108
3,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	3,350	2,791
3,5	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	32,785	30,863
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	1,725	1,427
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	31,985	31,430
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	2,076	1,683
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	6,421	6,061
3,5	CW Capital Cobalt Ltd.	6.015%	5/15/46	23,775	22,861
3,5	CW Capital Cobalt Ltd.	5.484%	4/15/47	1,675	1,564
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	3,935	3,966
3	Discover Card Master Trust	5.100%	10/15/13	975	1,009
3	Discover Card Master Trust	5.650%	12/15/15	23,300	25,887
3	Discover Card Master Trust	5.650%	3/16/20	7,375	8,547
	Federal Housing Administration	7.430%	10/1/20	3	4
3	Fifth Third Auto Trust	4.070%	1/17/12	7,293	7,324
3,5	First Union Commercial Mortgage Trust	6.768%	10/15/35	7,865	7,949
3	First Union National Bank Commercial Mortgage	7.202%	10/15/32	209	210
3	First Union National Bank Commercial Mortgage	6.223%	12/12/33	9,566	9,965
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	15,775	16,421

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	4,625	4,739
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	16,950	17,229
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	13,021	13,496
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	2,297	2,373
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	124	124
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	11,150	11,772
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	3,015	3,226
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	17,395	18,357
3,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	6,675	6,429
3,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	33,040	35,195
3	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	1,425	1,504
3,5	GE Capital Commercial Mortgage Corp.	5.514%	11/10/45	7,048	6,531
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	11,955	12,133
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	12,369	12,681
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	3,000	3,127
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	1,675	1,716
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	3,109	3,164
3,5	GMAC Commercial Mortgage Securities Inc.	5.659%	5/10/40	1,695	1,831
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	2,175	2,259
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	1,650	1,578
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	6,925	7,331
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	3,375	3,434
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	11,875	12,575
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	14,470	15,507
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	6,099	6,159
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	21,997	22,560
3,5	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	5,315	4,992
3,5	Greenwich Capital Commercial Funding Corp.	6.085%	7/10/38	4,275	3,581
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	1,625	1,312
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	20,190	20,770
3,5	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	2,000	1,857
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	13,071	13,261
3,5	GS Mortgage Securities Corp. II	5.553%	4/10/38	9,575	9,845
3,5	GS Mortgage Securities Corp. II	5.622%	4/10/38	4,750	4,015
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	26,610	28,329
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	15,675	16,301
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	2,412	2,474
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	7,900	8,198
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.260%	3/15/33	12,098	12,224
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	9,525	10,115
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.654%	1/12/37	3,250	3,330
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.985%	1/12/37	11,725	12,379
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.255%	7/12/37	1,365	1,469
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.376%	7/12/37	10,030	10,573
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.526%	8/12/37	2,000	1,753
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	5,125	5,168
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.879%	1/12/38	30,400	31,927
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.404%	1/12/39	11,465	11,856
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.540%	6/12/41	17,890	18,907
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.697%	7/15/42	1,500	1,545
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	2,960	2,767

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.498%	1/12/43	185	177
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.160%	4/15/43	573	572
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	3,302	3,489
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.627%	12/12/44	3,300	2,762
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.676%	12/12/44	1,350	960
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.402%	12/15/44	4,250	4,031
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.481%	12/15/44	1,375	1,170
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	3,310	2,522
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	27,525	29,140
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.064%	4/15/45	1,750	1,530
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	6,740	5,938
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	4,315	3,911
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.447%	5/15/45	5,850	6,211
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	6/12/47	9,550	9,686
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.968%	6/15/49	10,025	10,422
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.983%	6/15/49	6,150	6,003
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	29,970	30,465
3	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	8,925	9,125
3,5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	23,685	23,835
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	1,502	1,539
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	13,730	14,182
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	8,040	8,382
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	668	670
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	17,600	18,760
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	6,390	6,699
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	2,535	2,379
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	23,075	24,276
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	4,625	4,910
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	20,975	21,612
3,5	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	7,550	8,060
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	21,100	22,409
3,5	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	25,851	26,931
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	3,000	3,077
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	1,175	1,104
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	3,550	3,571
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,755	15,627
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	4,775	4,108
3,5	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	3,557	3,015
3,5	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	1,625	1,484
3,5	LB-UBS Commercial Mortgage Trust	6.324%	4/15/41	25,275	26,670
3,5	LB-UBS Commercial Mortgage Trust	6.324%	4/15/41	4,855	4,128
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	30,870	30,735
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	9,020	9,524
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	965	900
3,5	Merrill Lynch Mortgage Trust	5.838%	5/12/39	1,825	1,648

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Merrill Lynch Mortgage Trust	5.838%	5/12/39	10,690	11,297
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	4,705	4,156
3,5	Merrill Lynch Mortgage Trust	5.802%	8/12/43	3,325	2,765
3,5	Merrill Lynch Mortgage Trust	5.291%	1/12/44	20,875	22,467
3,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	3,260	2,894
3,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	29,018	29,461
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,475	3,591
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	13,020	13,235
3,5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	2/12/39	650	487
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.103%	6/12/46	32,125	35,197
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	3,660	3,089
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	20,670	19,468
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	10,275	10,653
3	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	24,925	24,667
3	Morgan Stanley Capital I	4.970%	4/14/40	5,005	5,157
3,5	Morgan Stanley Capital I	5.110%	6/15/40	16,625	17,650
3	Morgan Stanley Capital I	5.030%	6/13/41	1,397	1,431
3	Morgan Stanley Capital I	5.270%	6/13/41	4,525	4,755
3,5	Morgan Stanley Capital I	5.983%	8/12/41	2,175	2,020
3	Morgan Stanley Capital I	5.328%	11/12/41	4,700	4,824
3	Morgan Stanley Capital I	5.360%	11/12/41	7,400	6,314
3,5	Morgan Stanley Capital I	4.840%	12/13/41	1,350	1,184
3	Morgan Stanley Capital I	4.970%	12/15/41	10,100	10,728
3	Morgan Stanley Capital I	5.168%	1/14/42	3,950	4,221
3,5	Morgan Stanley Capital I	5.802%	6/11/42	1,375	1,254
3,5	Morgan Stanley Capital I	5.802%	6/11/42	19,150	19,955
3	Morgan Stanley Capital I	4.989%	8/13/42	24,130	25,094
3,5	Morgan Stanley Capital I	5.073%	8/13/42	3,730	3,319
3	Morgan Stanley Capital I	5.230%	9/15/42	23,925	25,128
3	Morgan Stanley Capital I	5.940%	10/15/42	8,175	8,785
3,5	Morgan Stanley Capital I	5.944%	10/15/42	4,325	3,526
3,5	Morgan Stanley Capital I	5.944%	10/15/42	700	614
3,5	Morgan Stanley Capital I	5.376%	11/14/42	16,650	17,457
3,5	Morgan Stanley Capital I	5.376%	11/14/42	500	469
3	Morgan Stanley Capital I	6.457%	1/11/43	18,375	19,891
3	Morgan Stanley Capital I	5.332%	12/15/43	8,580	8,710
3,5	Morgan Stanley Capital I	5.557%	3/12/44	30,516	32,356
3,5	Morgan Stanley Capital I	5.773%	7/12/44	4,396	4,105
3,5	Morgan Stanley Capital I	5.793%	7/12/44	1,325	1,124
3	Morgan Stanley Capital I	4.660%	9/13/45	3,345	3,438
3,5	Morgan Stanley Capital I	5.654%	4/15/49	1,850	1,965
3,5	Morgan Stanley Capital I	5.692%	4/15/49	13,040	12,640
3,5	Morgan Stanley Capital I	5.876%	4/15/49	4,775	3,386
3,5	Morgan Stanley Capital I	5.544%	11/12/49	7,300	6,284
3	Morgan Stanley Capital I	5.809%	12/12/49	11,345	11,464
3,5	Morgan Stanley Capital I	6.316%	12/12/49	4,675	4,089
3	Morgan Stanley Capital I	5.090%	10/12/52	7,800	7,875
3,5	Morgan Stanley Capital I	5.204%	10/12/52	5,410	4,966
3	Morgan Stanley Capital I	4.770%	7/15/56	3,295	2,761
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	2,997	3,037
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	3,725	3,857
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	30,350	32,067
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	10,051	10,486
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	26,195	27,068
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	1,485	1,566
4	Nationwide Building Society	5.500%	7/18/12	23,525	25,104
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	590	597
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	6,600	6,980
4	Northern Rock Asset Management PLC	5.625%	6/22/17	40,225	41,830
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	887	893
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	6,562	6,787
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	49	49
3	PSE&G Transition Funding LLC	6.890%	12/15/17	21,175	25,674
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	192	208

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
3	Residential Asset Securities Corp.	6.489%	10/25/30	207	175
4	Royal Bank of Canada	3.125%	4/14/15	9,325	9,746
3	Salomon Brothers Mortgage Securities VII Inc.	4.467%	3/18/36	533	551
3,5	TIAA Seasoned Commercial Mortgage Trust	6.071%	8/15/39	3,285	2,974
3	USAA Auto Owner Trust	4.710%	2/18/14	13,425	14,006
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	602	614
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	700	739
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	700	732
3,5	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	3,100	3,289
3,5	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	10,750	11,271
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	3,475	3,487
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	22,105	22,972
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	3,374	3,395
3,5	Wachovia Bank Commercial Mortgage Trust	5.484%	7/15/41	23,020	24,074
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	22,225	22,901
3,5	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	15,075	16,065
3,5	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	1,700	1,495
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	6,729	7,108
3,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	7,000	6,210
3,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	14,025	14,871
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	14,354	15,191
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	3,325	2,806
3,5	Wachovia Bank Commercial Mortgage Trust	5.382%	10/15/44	18,610	20,147
3,5	Wachovia Bank Commercial Mortgage Trust	5.445%	12/15/44	32,450	34,496
3,5	Wachovia Bank Commercial Mortgage Trust	5.495%	12/15/44	170	157
3,5	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	1,280	1,225
3,5	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	10,100	10,719
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	16,475	17,102
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	11,195	9,563
3,5	Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	3,360	2,629
3	World Omni Auto Receivables Trust	3.940%	10/15/12	10,086	10,200

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,000,403)					3,217,357

Corporate Bonds (19.8%)
Finance (6.9%)
	Banking (4.5%)
	Abbey National Capital Trust I	8.963%	12/29/49	1,200	1,196
	American Express Bank FSB	5.550%	10/17/12	3,575	3,823
	American Express Bank FSB	5.500%	4/16/13	8,675	9,378
	American Express Bank FSB	6.000%	9/13/17	1,750	1,937
	American Express Centurion Bank	5.550%	10/17/12	2,775	2,980
	American Express Centurion Bank	5.950%	6/12/17	1,900	2,085
	American Express Centurion Bank	6.000%	9/13/17	24,000	26,424
	American Express Co.	4.875%	7/15/13	5,821	6,232
	American Express Co.	7.250%	5/20/14	1,225	1,395
	American Express Co.	5.500%	9/12/16	3,075	3,343
	American Express Co.	6.150%	8/28/17	5,575	6,155
	American Express Co.	7.000%	3/19/18	31,300	36,035
	American Express Co.	8.125%	5/20/19	900	1,115
	American Express Co.	8.150%	3/19/38	1,475	2,001
3	American Express Co.	6.800%	9/1/66	6,285	5,939
	American Express Credit Corp.	5.875%	5/2/13	17,300	18,886
	American Express Credit Corp.	7.300%	8/20/13	17,864	20,262
	American Express Credit Corp.	5.125%	8/25/14	4,200	4,520
4	American Express Travel Related Services Co. Inc.	5.250%	11/21/11	6,625	6,883
	Associates Corp. of North America	6.950%	11/1/18	250	261
	Banco Santander Chile	2.875%	11/13/12	1,950	1,928
	Bank of America Corp.	4.250%	10/1/10	7,875	7,935
	Bank of America Corp.	5.375%	8/15/11	1,800	1,876
	Bank of America Corp.	5.375%	9/11/12	4,825	5,075
	Bank of America Corp.	4.875%	9/15/12	13,050	13,612
	Bank of America Corp.	4.875%	1/15/13	7,982	8,373
	Bank of America Corp.	4.900%	5/1/13	13,465	14,136

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bank of America Corp.	7.375%	5/15/14	6,125	6,871
Bank of America Corp.	5.375%	6/15/14	3,050	3,213
Bank of America Corp.	5.125%	11/15/14	20,225	21,113
Bank of America Corp.	4.500%	4/1/15	11,750	11,891
Bank of America Corp.	4.750%	8/1/15	225	231
Bank of America Corp.	5.250%	12/1/15	3,975	4,060
Bank of America Corp.	6.500%	8/1/16	21,200	22,965
Bank of America Corp.	5.750%	8/15/16	11,025	11,463
Bank of America Corp.	5.625%	10/14/16	6,350	6,649
Bank of America Corp.	5.420%	3/15/17	13,800	13,778
Bank of America Corp.	6.000%	9/1/17	1,060	1,117
Bank of America Corp.	5.750%	12/1/17	6,525	6,809
Bank of America Corp.	5.650%	5/1/18	64,300	65,898
Bank of America Corp.	7.625%	6/1/19	24,375	27,944
Bank of America Corp.	5.625%	7/1/20	300	302
Bank of America Corp.	6.800%	3/15/28	1,025	1,044
Bank of America Corp.	6.500%	9/15/37	2,535	2,542
Bank of America NA	5.300%	3/15/17	24,375	24,609
Bank of America NA	6.100%	6/15/17	5,825	6,052
Bank of America NA	6.000%	10/15/36	13,500	13,034
Bank of Montreal	2.125%	6/28/13	5,975	6,029
Bank of New York Mellon Corp.	4.950%	1/14/11	2,500	2,556
Bank of New York Mellon Corp.	6.375%	4/1/12	300	324
Bank of New York Mellon Corp.	4.950%	11/1/12	23,750	25,711
Bank of New York Mellon Corp.	4.500%	4/1/13	2,125	2,281
Bank of New York Mellon Corp.	4.300%	5/15/14	9,675	10,422
Bank of New York Mellon Corp.	4.950%	3/15/15	9,750	10,636
Bank of New York Mellon Corp.	5.450%	5/15/19	6,240	7,013
Bank of New York Mellon Corp.	4.600%	1/15/20	5,675	6,063
Bank of Nova Scotia	2.250%	1/22/13	8,125	8,250
Bank of Nova Scotia	2.375%	12/17/13	15,700	16,004
Bank One Capital III	8.750%	9/1/30	2,825	3,373
Bank One Corp.	5.900%	11/15/11	2,520	2,662
Bank One Corp.	5.250%	1/30/13	4,000	4,243
Bank One Corp.	4.900%	4/30/15	6,075	6,486
Bank One Corp.	7.625%	10/15/26	1,225	1,458
Barclays Bank PLC	5.450%	9/12/12	6,725	7,175
Barclays Bank PLC	2.500%	1/23/13	7,350	7,309
Barclays Bank PLC	5.200%	7/10/14	8,925	9,456
Barclays Bank PLC	5.000%	9/22/16	10,750	11,034
Barclays Bank PLC	6.750%	5/22/19	8,675	9,660
Barclays Bank PLC	5.125%	1/8/20	23,675	23,648
BB&T Capital Trust II	6.750%	6/7/36	8,725	8,673
3 BB&T Capital Trust IV	6.820%	6/12/57	3,875	3,593
BB&T Corp.	6.500%	8/1/11	2,455	2,579
BB&T Corp.	3.850%	7/27/12	3,800	3,972
BB&T Corp.	4.750%	10/1/12	6,075	6,418
BB&T Corp.	5.700%	4/30/14	4,200	4,631
BB&T Corp.	5.200%	12/23/15	4,712	5,043
BB&T Corp.	4.900%	6/30/17	525	547
BB&T Corp.	6.850%	4/30/19	5,404	6,367
BB&T Corp.	5.250%	11/1/19	6,150	6,431
Bear Stearns Cos. LLC	4.500%	10/28/10	2,670	2,702
Bear Stearns Cos. LLC	5.350%	2/1/12	24,075	25,467
Bear Stearns Cos. LLC	6.950%	8/10/12	8,037	8,862
Bear Stearns Cos. LLC	5.700%	11/15/14	15,590	17,267
Bear Stearns Cos. LLC	5.300%	10/30/15	6,215	6,751
Bear Stearns Cos. LLC	5.550%	1/22/17	6,850	7,184
Bear Stearns Cos. LLC	6.400%	10/2/17	8,180	9,175
Bear Stearns Cos. LLC	7.250%	2/1/18	11,303	13,138
Bear Stearns Cos. LLC	4.650%	7/2/18	1,650	1,662
BNP Paribas	3.250%	3/11/15	3,925	3,892
BNP Paribas / BNP Paribas US Medium-Term Note
Program LLC	2.125%	12/21/12	13,290	13,218

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	BNY Mellon NA	4.750%	12/15/14	2,800	3,047
	Branch Banking & Trust Co.	5.625%	9/15/16	5,775	6,467
	Capital One Bank USA NA	6.500%	6/13/13	4,350	4,771
	Capital One Bank USA NA	8.800%	7/15/19	13,125	16,311
	Capital One Capital III	7.686%	8/15/36	6,225	5,836
	Capital One Capital IV	6.745%	2/17/37	2,625	2,198
	Capital One Capital V	10.250%	8/15/39	2,625	2,756
	Capital One Capital VI	8.875%	5/15/40	1,700	1,743
	Capital One Financial Corp.	5.700%	9/15/11	3,350	3,488
	Capital One Financial Corp.	4.800%	2/21/12	1,775	1,842
	Capital One Financial Corp.	7.375%	5/23/14	7,275	8,355
	Capital One Financial Corp.	5.500%	6/1/15	7,450	7,996
	Capital One Financial Corp.	6.150%	9/1/16	5,646	5,984
	Capital One Financial Corp.	5.250%	2/21/17	1,850	1,939
	Capital One Financial Corp.	6.750%	9/15/17	5,200	5,950
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	14,225	16,606
	Citigroup Inc.	5.100%	9/29/11	24,525	25,261
	Citigroup Inc.	5.250%	2/27/12	10,600	11,030
	Citigroup Inc.	5.500%	8/27/12	2,610	2,728
	Citigroup Inc.	5.625%	8/27/12	7,690	7,932
	Citigroup Inc.	5.300%	10/17/12	28,050	29,138
	Citigroup Inc.	5.500%	4/11/13	34,045	35,365
	Citigroup Inc.	6.500%	8/19/13	16,050	17,128
	Citigroup Inc.	6.000%	12/13/13	11,000	11,534
	Citigroup Inc.	5.125%	5/5/14	7,550	7,749
	Citigroup Inc.	6.375%	8/12/14	8,525	9,046
	Citigroup Inc.	5.000%	9/15/14	37,046	37,036
	Citigroup Inc.	5.500%	10/15/14	15,700	16,306
	Citigroup Inc.	6.010%	1/15/15	8,850	9,279
	Citigroup Inc.	4.750%	5/19/15	275	275
	Citigroup Inc.	4.700%	5/29/15	3,350	3,343
	Citigroup Inc.	5.300%	1/7/16	19,375	19,582
	Citigroup Inc.	5.500%	2/15/17	3,150	3,114
	Citigroup Inc.	6.000%	8/15/17	15,525	16,136
	Citigroup Inc.	6.125%	11/21/17	11,275	11,831
	Citigroup Inc.	6.125%	5/15/18	8,300	8,709
	Citigroup Inc.	8.500%	5/22/19	24,295	28,943
	Citigroup Inc.	6.625%	6/15/32	2,025	1,994
	Citigroup Inc.	5.875%	2/22/33	11,475	10,418
	Citigroup Inc.	6.000%	10/31/33	8,400	7,565
	Citigroup Inc.	5.850%	12/11/34	1,750	1,659
	Citigroup Inc.	6.125%	8/25/36	8,375	7,632
	Citigroup Inc.	5.875%	5/29/37	7,075	6,706
	Citigroup Inc.	6.875%	3/5/38	15,875	16,891
	Citigroup Inc.	8.125%	7/15/39	15,090	18,094
	Comerica Bank	5.750%	11/21/16	10,775	11,448
	Comerica Bank	5.200%	8/22/17	3,100	3,173
3	Comerica Capital Trust II	6.576%	2/20/37	3,400	2,873
	Comerica Inc.	4.800%	5/1/15	3,400	3,538
	Compass Bank	6.400%	10/1/17	2,275	2,292
	Compass Bank	5.900%	4/1/26	1,975	1,832
4	Corestates Capital I	8.000%	12/15/26	4,300	4,268
	Countrywide Financial Corp.	5.800%	6/7/12	6,375	6,705
	Countrywide Financial Corp.	6.250%	5/15/16	1,720	1,789
	Credit Suisse	5.000%	5/15/13	27,810	29,660
	Credit Suisse	5.500%	5/1/14	10,600	11,565
	Credit Suisse	3.500%	3/23/15	14,850	15,079
	Credit Suisse	6.000%	2/15/18	9,825	10,240
	Credit Suisse	5.300%	8/13/19	15,300	16,252
	Credit Suisse AG	5.400%	1/14/20	16,040	16,004
	Credit Suisse USA Inc.	4.875%	8/15/10	20,275	20,368
	Credit Suisse USA Inc.	5.500%	8/16/11	4,525	4,729
	Credit Suisse USA Inc.	6.125%	11/15/11	12,850	13,651
	Credit Suisse USA Inc.	6.500%	1/15/12	2,240	2,401

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse USA Inc.	5.500%	8/15/13	6,250	6,850
Credit Suisse USA Inc.	5.125%	1/15/14	2,150	2,305
Credit Suisse USA Inc.	4.875%	1/15/15	16,570	17,734
Credit Suisse USA Inc.	5.125%	8/15/15	9,120	9,898
Credit Suisse USA Inc.	7.125%	7/15/32	5,836	7,318
Credit Suisse/Guernsey	5.860%	5/15/49	8,480	7,484
Deutsche Bank AG	5.375%	10/12/12	13,100	14,059
Deutsche Bank AG	2.375%	1/11/13	8,250	8,299
Deutsche Bank AG	4.875%	5/20/13	24,300	26,001
Deutsche Bank AG	3.450%	3/30/15	5,500	5,542
Deutsche Bank AG/London	6.000%	9/1/17	20,431	22,562
Deutsche Bank Financial LLC	5.375%	3/2/15	5,950	6,400
Discover Bank	8.700%	11/18/19	5,000	5,536
FIA Card Services NA	6.625%	6/15/12	3,015	3,236
Fifth Third Bancorp	6.250%	5/1/13	5,750	6,238
Fifth Third Bancorp	5.450%	1/15/17	4,900	5,036
Fifth Third Bancorp	4.500%	6/1/18	1,525	1,444
Fifth Third Bancorp	8.250%	3/1/38	4,825	5,429
Fifth Third Bank	4.750%	2/1/15	8,825	9,127
3 Fifth Third Capital Trust IV	6.500%	4/15/67	3,400	2,805
First Niagara Financial Group Inc.	6.750%	3/19/20	1,675	1,762
First Tennessee Bank NA	5.050%	1/15/15	2,400	2,305
First Union Institutional Capital I	8.040%	12/1/26	1,475	1,468
FleetBoston Financial Corp.	6.700%	7/15/28	1,900	1,967
Golden West Financial Corp.	4.750%	10/1/12	2,790	2,911
Goldman Sachs Capital I	6.345%	2/15/34	16,175	14,532
Goldman Sachs Capital II	5.793%	12/29/49	10,945	8,236
Goldman Sachs Group Inc.	6.600%	1/15/12	24,860	26,309
Goldman Sachs Group Inc.	5.300%	2/14/12	800	833
Goldman Sachs Group Inc.	3.625%	8/1/12	4,400	4,501
Goldman Sachs Group Inc.	5.700%	9/1/12	700	738
Goldman Sachs Group Inc.	5.450%	11/1/12	10,720	11,340
Goldman Sachs Group Inc.	5.250%	4/1/13	9,340	9,857
Goldman Sachs Group Inc.	4.750%	7/15/13	11,275	11,782
Goldman Sachs Group Inc.	5.250%	10/15/13	16,320	17,284
Goldman Sachs Group Inc.	5.150%	1/15/14	5,945	6,245
Goldman Sachs Group Inc.	6.000%	5/1/14	20,725	22,346
Goldman Sachs Group Inc.	5.000%	10/1/14	26,382	27,614
Goldman Sachs Group Inc.	5.125%	1/15/15	16,610	17,450
Goldman Sachs Group Inc.	5.350%	1/15/16	41,125	42,824
Goldman Sachs Group Inc.	5.750%	10/1/16	9,375	9,928
Goldman Sachs Group Inc.	5.625%	1/15/17	12,250	12,402
Goldman Sachs Group Inc.	6.250%	9/1/17	25,425	27,083
Goldman Sachs Group Inc.	5.950%	1/18/18	24,525	25,462
Goldman Sachs Group Inc.	6.150%	4/1/18	12,910	13,534
Goldman Sachs Group Inc.	7.500%	2/15/19	5,190	5,807
Goldman Sachs Group Inc.	5.375%	3/15/20	7,200	7,127
Goldman Sachs Group Inc.	5.950%	1/15/27	10,935	10,460
Goldman Sachs Group Inc.	6.125%	2/15/33	13,600	13,332
Goldman Sachs Group Inc.	6.450%	5/1/36	5,535	5,294
Goldman Sachs Group Inc.	6.750%	10/1/37	38,191	37,538
4 HBOS PLC	6.750%	5/21/18	6,075	5,742
HSBC Bank USA NA	4.625%	4/1/14	5,425	5,742
HSBC Bank USA NA/New York NY	5.875%	11/1/34	2,500	2,476
HSBC Bank USA NA/New York NY	5.625%	8/15/35	2,300	2,206
HSBC Holdings PLC	7.625%	5/17/32	925	1,033
HSBC Holdings PLC	7.350%	11/27/32	2,040	2,256
HSBC Holdings PLC	6.500%	5/2/36	17,995	19,443
HSBC Holdings PLC	6.500%	9/15/37	15,490	16,162
HSBC Holdings PLC	6.800%	6/1/38	3,410	3,681
4 ICICI Bank Ltd.	6.625%	10/3/12	6,400	6,688
JP Morgan Chase Capital XV	5.875%	3/15/35	4,815	4,349
JP Morgan Chase Capital XVII	5.850%	8/1/35	675	598
JP Morgan Chase Capital XX	6.550%	9/29/36	6,475	6,278

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JP Morgan Chase Capital XXII	6.450%	2/2/37	14,300	13,522
JP Morgan Chase Capital XXV	6.800%	10/1/37	10,375	10,286
JPMorgan Chase & Co.	5.600%	6/1/11	13,950	14,527
JPMorgan Chase & Co.	4.500%	1/15/12	6,275	6,546
JPMorgan Chase & Co.	6.625%	3/15/12	10,000	10,716
JPMorgan Chase & Co.	5.375%	10/1/12	19,995	21,462
JPMorgan Chase & Co.	5.750%	1/2/13	6,146	6,625
JPMorgan Chase & Co.	4.750%	5/1/13	15,070	16,080
JPMorgan Chase & Co.	5.375%	1/15/14	3,475	3,788
JPMorgan Chase & Co.	4.875%	3/15/14	18,100	19,271
JPMorgan Chase & Co.	4.650%	6/1/14	15,000	16,013
JPMorgan Chase & Co.	5.125%	9/15/14	21,332	22,753
JPMorgan Chase & Co.	3.700%	1/20/15	1,975	2,017
JPMorgan Chase & Co.	4.750%	3/1/15	3,900	4,153
JPMorgan Chase & Co.	5.250%	5/1/15	5,575	6,044
JPMorgan Chase & Co.	3.400%	6/24/15	11,825	11,844
JPMorgan Chase & Co.	5.150%	10/1/15	7,785	8,304
JPMorgan Chase & Co.	6.125%	6/27/17	10,700	11,673
JPMorgan Chase & Co.	6.000%	1/15/18	5,000	5,526
JPMorgan Chase & Co.	6.300%	4/23/19	5,275	5,962
JPMorgan Chase & Co.	6.400%	5/15/38	72,119	83,260
JPMorgan Chase Bank NA	5.875%	6/13/16	4,346	4,743
JPMorgan Chase Bank NA	6.000%	7/5/17	825	902
JPMorgan Chase Bank NA	6.000%	10/1/17	65	71
JPMorgan Chase Capital XXVII	7.000%	11/1/39	2,325	2,399
KeyBank NA	5.500%	9/17/12	5,750	6,129
KeyBank NA	5.800%	7/1/14	2,825	3,019
KeyBank NA	4.950%	9/15/15	5,950	6,082
KeyBank NA	5.450%	3/3/16	6,275	6,467
KeyBank NA	6.950%	2/1/28	1,925	1,988
KeyCorp	6.500%	5/14/13	4,625	5,005
4 Lloyds TSB Bank PLC	4.375%	1/12/15	9,300	8,960
4 Lloyds TSB Bank PLC	5.800%	1/13/20	9,425	8,873
M&I Marshall & Ilsley Bank	5.250%	9/4/12	925	925
M&I Marshall & Ilsley Bank	4.850%	6/16/15	800	748
M&I Marshall & Ilsley Bank	5.000%	1/17/17	150	137
Manufacturers & Traders Trust Co.	6.625%	12/4/17	7,050	7,795
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	450	434
MBNA Corp.	7.500%	3/15/12	2,845	3,054
MBNA Corp.	6.125%	3/1/13	4,075	4,363
MBNA Corp.	5.000%	6/15/15	4,775	4,923
Mellon Capital IV	6.244%	6/29/49	200	168
Mellon Funding Corp.	5.000%	12/1/14	5,975	6,585
Merrill Lynch & Co. Inc.	5.770%	7/25/11	7,050	7,335
Merrill Lynch & Co. Inc.	6.050%	8/15/12	10,500	11,144
Merrill Lynch & Co. Inc.	5.450%	2/5/13	14,785	15,419
Merrill Lynch & Co. Inc.	6.150%	4/25/13	21,250	22,703
Merrill Lynch & Co. Inc.	5.000%	2/3/14	11,550	11,950
Merrill Lynch & Co. Inc.	5.450%	7/15/14	2,450	2,590
Merrill Lynch & Co. Inc.	5.000%	1/15/15	18,579	19,151
Merrill Lynch & Co. Inc.	6.050%	5/16/16	3,950	4,078
Merrill Lynch & Co. Inc.	5.700%	5/2/17	21,625	21,675
Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,725	15,426
Merrill Lynch & Co. Inc.	6.875%	4/25/18	36,266	38,782
Merrill Lynch & Co. Inc.	6.500%	7/15/18	3,325	3,447
Merrill Lynch & Co. Inc.	6.220%	9/15/26	15,250	14,679
Merrill Lynch & Co. Inc.	6.110%	1/29/37	6,075	5,563
Merrill Lynch & Co. Inc.	7.750%	5/14/38	11,573	12,451
Morgan Stanley	5.625%	1/9/12	14,100	14,707
Morgan Stanley	6.600%	4/1/12	10,825	11,512
Morgan Stanley	5.750%	8/31/12	7,650	8,069
Morgan Stanley	5.300%	3/1/13	26,736	27,977
Morgan Stanley	6.750%	10/15/13	600	653
Morgan Stanley	4.750%	4/1/14	27,647	27,711

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Morgan Stanley	6.000%	5/13/14	21,485	22,651
Morgan Stanley	4.200%	11/20/14	15,675	15,493
Morgan Stanley	4.100%	1/26/15	9,500	9,270
Morgan Stanley	6.000%	4/28/15	49,175	51,497
Morgan Stanley	5.375%	10/15/15	6,400	6,502
Morgan Stanley	5.750%	10/18/16	15,050	15,353
Morgan Stanley	5.450%	1/9/17	9,925	9,825
Morgan Stanley	5.550%	4/27/17	3,305	3,279
Morgan Stanley	6.250%	8/28/17	560	574
Morgan Stanley	5.950%	12/28/17	16,475	16,686
Morgan Stanley	6.625%	4/1/18	33,755	35,239
Morgan Stanley	7.300%	5/13/19	6,560	7,054
Morgan Stanley	5.625%	9/23/19	26,425	25,547
Morgan Stanley	6.250%	8/9/26	16,325	16,441
Morgan Stanley	7.250%	4/1/32	10,340	11,600
National City Bank	4.625%	5/1/13	2,500	2,649
National City Corp.	4.900%	1/15/15	1,425	1,535
National City Corp.	6.875%	5/15/19	875	986
National City Preferred Capital Trust I	12.000%	12/31/49	5,850	6,376
North American Development Bank	4.375%	2/11/20	2,600	2,721
North Fork Bancorporation Inc.	5.875%	8/15/12	150	158
Northern Trust Co.	6.500%	8/15/18	1,125	1,319
Northern Trust Corp.	5.500%	8/15/13	1,350	1,499
Northern Trust Corp.	4.625%	5/1/14	4,200	4,577
Paribas	6.950%	7/22/13	900	988
PNC Bank NA	4.875%	9/21/17	8,425	8,546
PNC Bank NA	6.000%	12/7/17	1,100	1,186
PNC Funding Corp.	5.125%	12/14/10	4,600	4,684
PNC Funding Corp.	3.625%	2/8/15	9,625	9,879
PNC Funding Corp.	4.250%	9/21/15	3,675	3,838
PNC Funding Corp.	5.250%	11/15/15	8,525	9,151
PNC Funding Corp.	5.625%	2/1/17	975	1,034
PNC Funding Corp.	6.700%	6/10/19	6,934	7,968
PNC Funding Corp.	5.125%	2/8/20	6,300	6,564
Regions Bank	7.500%	5/15/18	1,000	1,015
Regions Financial Corp.	4.875%	4/26/13	3,625	3,599
Regions Financial Corp.	7.750%	11/10/14	2,825	3,012
Regions Financial Corp.	5.750%	6/15/15	4,500	4,443
Royal Bank of Canada	2.100%	7/29/13	15,800	16,045
Royal Bank of Scotland Group PLC	5.000%	10/1/14	96	90
Royal Bank of Scotland Group PLC	5.050%	1/8/15	7,800	7,222
Royal Bank of Scotland Group PLC	6.400%	10/21/19	25,200	25,513
Royal Bank Of Scotland NV	4.650%	6/4/18	225	194
4 Royal Bank of Scotland PLC	4.875%	8/25/14	1,700	1,695
Royal Bank of Scotland PLC	4.875%	3/16/15	5,900	5,870
SouthTrust Corp.	5.800%	6/15/14	2,550	2,744
Sovereign Bank	5.125%	3/15/13	2,275	2,303
Sovereign Bank	8.750%	5/30/18	1,595	1,789
4 Standard Chartered PLC	6.409%	12/31/49	5,825	4,893
State Street Bank and Trust Co.	5.300%	1/15/16	2,800	3,018
3 State Street Capital Trust III	8.250%	3/15/42	395	397
State Street Corp.	4.300%	5/30/14	3,900	4,183
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	13,090	14,557
SunTrust Bank	5.000%	9/1/15	250	256
SunTrust Bank	5.450%	12/1/17	400	401
SunTrust Bank	7.250%	3/15/18	1,000	1,086
SunTrust Banks Inc.	5.250%	11/5/12	6,350	6,669
SunTrust Banks Inc.	6.000%	9/11/17	2,508	2,551
SunTrust Capital VIII	6.100%	12/15/36	1,962	1,503
UBS AG	7.000%	10/15/15	2,500	2,765
UBS AG	5.875%	7/15/16	3,525	3,692
UBS AG	7.375%	6/15/17	3,300	3,643
UBS AG	5.875%	12/20/17	28,649	30,362
UBS AG	5.750%	4/25/18	11,575	12,139

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
UBS Preferred Funding Trust II	7.247%	6/29/49	8	7
UFJ Finance Aruba AEC	6.750%	7/15/13	20,950	23,483
Union Bank NA	5.950%	5/11/16	3,875	4,121
UnionBanCal Corp.	5.250%	12/16/13	2,105	2,269
US Bancorp	2.000%	6/14/13	15,250	15,420
US Bancorp	4.200%	5/15/14	775	831
US Bancorp	3.150%	3/4/15	1,450	1,478
US Bank NA	6.375%	8/1/11	6,050	6,395
US Bank NA	6.300%	2/4/14	8,750	9,920
US Bank NA	4.950%	10/30/14	12,021	13,144
USB Capital XIII Trust	6.625%	12/15/39	875	925
Wachovia Bank NA	4.800%	11/1/14	1,400	1,467
Wachovia Bank NA	4.875%	2/1/15	15,250	16,059
Wachovia Bank NA	5.000%	8/15/15	960	1,017
Wachovia Bank NA	6.000%	11/15/17	8,025	8,773
Wachovia Bank NA	5.850%	2/1/37	16,225	16,054
Wachovia Bank NA	6.600%	1/15/38	12,325	13,566
Wachovia Corp.	5.300%	10/15/11	14,050	14,723
Wachovia Corp.	4.875%	2/15/14	10,000	10,469
Wachovia Corp.	5.250%	8/1/14	5,772	6,104
Wachovia Corp.	5.625%	10/15/16	12,625	13,531
Wachovia Corp.	5.750%	6/15/17	28,875	31,696
Wachovia Corp.	5.750%	2/1/18	1,325	1,457
Wachovia Corp.	6.605%	10/1/25	175	188
Wachovia Corp.	7.500%	4/15/35	925	1,074
Wachovia Corp.	5.500%	8/1/35	5,125	4,752
Wachovia Corp.	6.550%	10/15/35	625	658
Wells Fargo & Co.	4.875%	1/12/11	11,196	11,420
Wells Fargo & Co.	6.375%	8/1/11	1,575	1,656
Wells Fargo & Co.	5.300%	8/26/11	9,125	9,536
Wells Fargo & Co.	5.125%	9/1/12	3,450	3,676
Wells Fargo & Co.	5.250%	10/23/12	33,525	35,980
Wells Fargo & Co.	4.375%	1/31/13	9,775	10,347
Wells Fargo & Co.	4.950%	10/16/13	3,825	4,055
Wells Fargo & Co.	5.000%	11/15/14	96	101
Wells Fargo & Co.	3.625%	4/15/15	4,675	4,757
Wells Fargo & Co.	5.625%	12/11/17	31,675	34,641
Wells Fargo & Co.	5.375%	2/7/35	4,675	4,736
Wells Fargo Bank NA	4.750%	2/9/15	13,825	14,525
Wells Fargo Bank NA	5.750%	5/16/16	7,725	8,401
Wells Fargo Bank NA	5.950%	8/26/36	10,375	10,570
Wells Fargo Capital X	5.950%	12/15/36	2,700	2,390
Wells Fargo Capital XIII	7.700%	12/29/49	11,770	11,682
Wells Fargo Capital XV	9.750%	12/29/49	6,575	7,002
Wells Fargo Financial Inc.	5.500%	8/1/12	3,425	3,662
Westpac Banking Corp.	2.250%	11/19/12	8,875	8,961
Westpac Banking Corp.	4.200%	2/27/15	21,125	22,080
Westpac Banking Corp.	4.875%	11/19/19	11,225	11,510
Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,250	4,767
Ameriprise Financial Inc.	7.300%	6/28/19	400	474
Ameriprise Financial Inc.	5.300%	3/15/20	1,325	1,392
3 Ameriprise Financial Inc.	7.518%	6/1/66	575	564
BlackRock Inc.	2.250%	12/10/12	5,300	5,422
BlackRock Inc.	3.500%	12/10/14	4,275	4,445
BlackRock Inc.	6.250%	9/15/17	3,375	3,893
BlackRock Inc.	5.000%	12/10/19	625	672
Charles Schwab Corp.	4.950%	6/1/14	10,850	11,740
4 FMR LLC	7.490%	6/15/19	800	952
Franklin Resources Inc.	2.000%	5/20/13	6,825	6,874
Franklin Resources Inc.	3.125%	5/20/15	3,700	3,789
Franklin Resources Inc.	4.625%	5/20/20	1,950	2,042
Invesco Ltd.	5.375%	2/27/13	25	26

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Jefferies Group Inc.	8.500%	7/15/19	4,925	5,554
Jefferies Group Inc.	6.875%	4/15/21	3,400	3,422
Jefferies Group Inc.	6.450%	6/8/27	13,500	12,657
Jefferies Group Inc.	6.250%	1/15/36	7,025	6,251
Lazard Group LLC	6.850%	6/15/17	7,650	7,739
Nomura Holdings Inc.	5.000%	3/4/15	6,825	7,218
Nomura Holdings Inc.	6.700%	3/4/20	5,350	5,645
TD Ameritrade Holding Corp.	2.950%	12/1/12	2,025	2,063
TD Ameritrade Holding Corp.	4.150%	12/1/14	2,725	2,833
TD Ameritrade Holding Corp.	5.600%	12/1/19	2,425	2,555
Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	1,675	1,862
Block Financial LLC	5.125%	10/30/14	6,350	6,606
Discover Financial Services	6.450%	6/12/17	1,825	1,868
GATX Corp.	4.750%	10/1/12	2,650	2,785
3 GE Capital Trust I	6.375%	11/15/67	9,875	9,184
General Electric Capital Corp.	4.250%	9/13/10	3,700	3,723
General Electric Capital Corp.	5.000%	11/15/11	12,155	12,741
General Electric Capital Corp.	4.375%	11/21/11	1,550	1,611
General Electric Capital Corp.	5.875%	2/15/12	11,386	12,056
General Electric Capital Corp.	4.375%	3/3/12	12,450	12,960
General Electric Capital Corp.	5.000%	4/10/12	150	158
General Electric Capital Corp.	6.000%	6/15/12	30,569	32,885
General Electric Capital Corp.	3.500%	8/13/12	20,200	20,875
General Electric Capital Corp.	5.250%	10/19/12	49,090	52,432
General Electric Capital Corp.	2.800%	1/8/13	10,500	10,658
General Electric Capital Corp.	5.450%	1/15/13	12,725	13,755
General Electric Capital Corp.	4.800%	5/1/13	21,825	23,287
General Electric Capital Corp.	5.900%	5/13/14	4,850	5,359
General Electric Capital Corp.	5.500%	6/4/14	14,400	15,716
General Electric Capital Corp.	5.650%	6/9/14	9,000	9,882
General Electric Capital Corp.	3.750%	11/14/14	28,250	28,778
General Electric Capital Corp.	4.375%	9/21/15	2,900	3,042
General Electric Capital Corp.	5.400%	2/15/17	32,825	34,901
General Electric Capital Corp.	5.625%	9/15/17	5,313	5,680
General Electric Capital Corp.	5.625%	5/1/18	30,659	32,618
General Electric Capital Corp.	6.000%	8/7/19	11,650	12,633
General Electric Capital Corp.	5.500%	1/8/20	3,900	4,125
General Electric Capital Corp.	5.550%	5/4/20	6,250	6,568
General Electric Capital Corp.	6.750%	3/15/32	34,831	37,100
General Electric Capital Corp.	6.150%	8/7/37	15,400	15,709
General Electric Capital Corp.	5.875%	1/14/38	37,150	36,289
General Electric Capital Corp.	6.875%	1/10/39	23,725	26,028
3 General Electric Capital Corp.	6.375%	11/15/67	11,950	11,114
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	2,125	1,801
HSBC Finance Corp.	6.375%	10/15/11	2,575	2,704
HSBC Finance Corp.	7.000%	5/15/12	15,670	16,838
HSBC Finance Corp.	5.900%	6/19/12	3,100	3,293
HSBC Finance Corp.	6.375%	11/27/12	15,472	16,717
HSBC Finance Corp.	4.750%	7/15/13	3,075	3,209
HSBC Finance Corp.	5.250%	1/15/14	5,725	6,107
HSBC Finance Corp.	5.000%	6/30/15	30,400	31,628
HSBC Finance Corp.	5.500%	1/19/16	1,521	1,630
SLM Corp.	5.400%	10/25/11	18,225	18,291
SLM Corp.	5.375%	1/15/13	4,175	4,048
SLM Corp.	5.000%	10/1/13	4,285	4,047
SLM Corp.	5.375%	5/15/14	1,800	1,640
SLM Corp.	5.050%	11/14/14	2,235	1,985
SLM Corp.	5.000%	4/15/15	10	9
SLM Corp.	8.450%	6/15/18	17,500	16,260
SLM Corp.	8.000%	3/25/20	5,950	5,256
SLM Corp.	5.625%	8/1/33	8,020	5,717

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	2,035	2,409
ACE INA Holdings Inc.	5.875%	6/15/14	900	1,001
ACE INA Holdings Inc.	5.600%	5/15/15	6,175	6,823
ACE INA Holdings Inc.	5.700%	2/15/17	2,930	3,201
ACE INA Holdings Inc.	5.800%	3/15/18	1,256	1,383
ACE INA Holdings Inc.	5.900%	6/15/19	1,950	2,151
AEGON Funding Co. LLC	5.750%	12/15/20	1,075	1,112
Aegon NV	4.750%	6/1/13	1,900	1,971
Aetna Inc.	6.000%	6/15/16	10,025	11,448
Aetna Inc.	6.500%	9/15/18	2,175	2,520
Aetna Inc.	6.625%	6/15/36	3,425	3,827
Aetna Inc.	6.750%	12/15/37	10,550	11,999
Aflac Inc.	8.500%	5/15/19	500	601
Aflac Inc.	6.900%	12/17/39	825	852
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	15,503	17,012
Allstate Corp.	6.125%	2/15/12	2,590	2,777
Allstate Corp.	5.000%	8/15/14	6,125	6,703
Allstate Corp.	6.125%	12/15/32	2,450	2,597
Allstate Corp.	5.350%	6/1/33	895	861
Allstate Corp.	5.550%	5/9/35	2,336	2,305
3 Allstate Corp.	6.125%	5/15/37	2,831	2,497
3 Allstate Corp.	6.500%	5/15/57	5,350	4,820
Allstate Life Global Funding Trusts	5.375%	4/30/13	18,100	19,827
American Financial Group Inc.	9.875%	6/15/19	8,864	10,707
American International Group Inc.	5.375%	10/18/11	3,475	3,497
American International Group Inc.	4.950%	3/20/12	6,080	6,118
American International Group Inc.	4.250%	5/15/13	18,551	18,018
American International Group Inc.	5.050%	10/1/15	3,200	2,960
American International Group Inc.	5.600%	10/18/16	2,000	1,820
American International Group Inc.	5.450%	5/18/17	7,425	6,618
American International Group Inc.	5.850%	1/16/18	12,550	11,232
American International Group Inc.	8.250%	8/15/18	3,325	3,379
American International Group Inc.	6.250%	5/1/36	13,860	10,967
AON Corp.	8.205%	1/1/27	1,025	1,073
Arch Capital Group Ltd.	7.350%	5/1/34	2,875	2,941
Assurant Inc.	5.625%	2/15/14	3,225	3,411
Assurant Inc.	6.750%	2/15/34	3,715	3,693
AXA SA	8.600%	12/15/30	13,087	14,729
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,150	2,254
Axis Specialty Finance LLC	5.875%	6/1/20	16,225	15,560
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	2,000	2,105
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	9,958	10,824
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	18,025	19,801
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	5,580	6,126
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	11,750	13,092
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	8,625	9,136
Berkshire Hathaway Inc.	1.400%	2/10/12	8,875	8,919
Berkshire Hathaway Inc.	2.125%	2/11/13	8,875	9,066
Berkshire Hathaway Inc.	3.200%	2/11/15	8,925	9,177
Chubb Corp.	5.200%	4/1/13	1,575	1,718
Chubb Corp.	5.750%	5/15/18	5,775	6,426
Chubb Corp.	6.000%	5/11/37	6,350	6,945
Chubb Corp.	6.500%	5/15/38	1,900	2,161
3 Chubb Corp.	6.375%	3/29/67	11,075	10,734
CIGNA Corp.	6.350%	3/15/18	1,125	1,264
CIGNA Corp.	5.125%	6/15/20	2,075	2,158
CIGNA Corp.	7.875%	5/15/27	1,025	1,221
CIGNA Corp.	6.150%	11/15/36	5,675	5,903
Cincinnati Financial Corp.	6.920%	5/15/28	625	636
Cincinnati Financial Corp.	6.125%	11/1/34	3,500	3,357
CNA Financial Corp.	6.000%	8/15/11	6,100	6,291
CNA Financial Corp.	5.850%	12/15/14	4,025	4,252

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CNA Financial Corp.	6.500%	8/15/16	6,425	6,705
CNA Financial Corp.	7.350%	11/15/19	125	134
Coventry Health Care Inc.	6.300%	8/15/14	9,515	10,006
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	6,875	6,475
Genworth Financial Inc.	5.750%	6/15/14	2,496	2,508
Genworth Financial Inc.	4.950%	10/1/15	950	936
Genworth Financial Inc.	8.625%	12/15/16	8,450	8,991
Genworth Financial Inc.	6.500%	6/15/34	3,275	2,915
Hartford Financial Services Group Inc.	5.250%	10/15/11	3,900	4,051
Hartford Financial Services Group Inc.	4.625%	7/15/13	4,125	4,286
Hartford Financial Services Group Inc.	5.500%	10/15/16	3,075	3,217
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,600	2,590
Hartford Financial Services Group Inc.	6.300%	3/15/18	900	928
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,325	1,339
Hartford Financial Services Group Inc.	5.950%	10/15/36	2,200	1,917
Hartford Financial Services Group Inc.	6.100%	10/1/41	3,025	2,614
HCC Insurance Holdings Inc.	6.300%	11/15/19	4,250	4,451
Humana Inc.	6.450%	6/1/16	175	190
Humana Inc.	7.200%	6/15/18	6,075	6,757
Humana Inc.	6.300%	8/1/18	200	214
Humana Inc.	8.150%	6/15/38	7,850	8,542
Jefferson-Pilot Corp.	4.750%	1/30/14	1,600	1,663
Lincoln National Corp.	6.200%	12/15/11	900	950
Lincoln National Corp.	5.650%	8/27/12	3,175	3,366
Lincoln National Corp.	8.750%	7/1/19	127	156
Lincoln National Corp.	6.150%	4/7/36	6,350	6,074
Lincoln National Corp.	7.000%	6/15/40	2,850	3,018
Loews Corp.	5.250%	3/15/16	3,200	3,434
Loews Corp.	6.000%	2/1/35	625	609
Markel Corp.	7.125%	9/30/19	6,625	7,340
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	2,500	2,518
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	400	422
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	800	844
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	7,371	7,882
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	3,750	4,733
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	300	280
MetLife Inc.	6.125%	12/1/11	650	691
MetLife Inc.	5.375%	12/15/12	6,050	6,489
MetLife Inc.	5.000%	11/24/13	4,125	4,419
MetLife Inc.	5.000%	6/15/15	8,926	9,552
MetLife Inc.	7.717%	2/15/19	2,225	2,637
MetLife Inc.	6.500%	12/15/32	2,700	2,859
MetLife Inc.	6.375%	6/15/34	2,375	2,509
MetLife Inc.	5.700%	6/15/35	1,375	1,348
MetLife Inc.	6.400%	12/15/36	9,735	8,649
4 Metropolitan Life Global Funding I	2.875%	9/17/12	14,800	15,140
4 Metropolitan Life Global Funding I	5.125%	6/10/14	3,475	3,767
Nationwide Financial Services	6.750%	5/15/37	550	414
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,575	1,646
PartnerRe Finance B LLC	5.500%	6/1/20	3,875	3,748
Principal Financial Group Inc.	7.875%	5/15/14	650	750
Principal Financial Group Inc.	8.875%	5/15/19	4	5
Principal Financial Group Inc.	6.050%	10/15/36	2,600	2,454
Principal Life Income Funding Trusts	5.300%	12/14/12	4,300	4,633
Principal Life Income Funding Trusts	5.300%	4/24/13	5,575	5,998
Principal Life Income Funding Trusts	5.100%	4/15/14	3,925	4,167
Progressive Corp.	6.375%	1/15/12	1,750	1,870
Progressive Corp.	6.625%	3/1/29	4,800	5,336
Progressive Corp.	6.250%	12/1/32	225	242
3 Progressive Corp.	6.700%	6/15/37	6,900	6,627
Protective Life Corp.	7.375%	10/15/19	5,995	6,512
Protective Life Corp.	8.450%	10/15/39	5,100	5,388
Protective Life Secured Trusts	4.850%	8/16/10	1,825	1,832
Prudential Financial Inc.	5.100%	12/14/11	385	404

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Prudential Financial Inc.	5.800%	6/15/12	2,200	2,349
Prudential Financial Inc.	3.625%	9/17/12	7,550	7,779
Prudential Financial Inc.	5.150%	1/15/13	2,145	2,274
Prudential Financial Inc.	4.500%	7/15/13	6,225	6,571
Prudential Financial Inc.	4.750%	4/1/14	1,875	1,973
Prudential Financial Inc.	5.100%	9/20/14	8,641	9,161
Prudential Financial Inc.	3.875%	1/14/15	11,250	11,348
Prudential Financial Inc.	6.200%	1/15/15	5,150	5,683
Prudential Financial Inc.	4.750%	9/17/15	2,825	2,925
Prudential Financial Inc.	5.500%	3/15/16	675	715
Prudential Financial Inc.	6.100%	6/15/17	1,050	1,130
Prudential Financial Inc.	6.000%	12/1/17	3,750	4,030
Prudential Financial Inc.	5.375%	6/21/20	2,125	2,147
Prudential Financial Inc.	5.750%	7/15/33	1,575	1,507
Prudential Financial Inc.	5.400%	6/13/35	3,975	3,574
Prudential Financial Inc.	5.900%	3/17/36	3,750	3,583
Prudential Financial Inc.	5.700%	12/14/36	20,350	18,790
Prudential Financial Inc.	6.625%	6/21/40	4,025	4,146
3 Reinsurance Group of America Inc.	6.750%	12/15/65	425	351
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	1,325	1,426
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	3,450	3,653
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	5,975	6,696
Torchmark Corp.	6.375%	6/15/16	3,500	3,664
Transatlantic Holdings Inc.	8.000%	11/30/39	14,470	14,635
Travelers Cos. Inc.	5.375%	6/15/12	200	214
Travelers Cos. Inc.	5.500%	12/1/15	1,425	1,594
Travelers Cos. Inc.	6.250%	6/20/16	2,625	3,047
Travelers Cos. Inc.	5.750%	12/15/17	3,825	4,203
Travelers Cos. Inc.	5.800%	5/15/18	150	165
Travelers Cos. Inc.	5.900%	6/2/19	11,000	12,170
3 Travelers Cos. Inc.	6.250%	3/15/37	2,509	2,353
Travelers Cos. Inc.	6.250%	6/15/37	15,725	17,374
Travelers Property Casualty Corp.	6.375%	3/15/33	325	359
UnitedHealth Group Inc.	5.500%	11/15/12	7,600	8,209
UnitedHealth Group Inc.	4.875%	2/15/13	2,350	2,524
UnitedHealth Group Inc.	4.875%	4/1/13	2,850	3,065
UnitedHealth Group Inc.	4.875%	3/15/15	2,281	2,452
UnitedHealth Group Inc.	6.000%	6/15/17	7,500	8,406
UnitedHealth Group Inc.	6.000%	2/15/18	41,855	46,889
UnitedHealth Group Inc.	5.800%	3/15/36	2,175	2,190
UnitedHealth Group Inc.	6.500%	6/15/37	1,850	1,999
UnitedHealth Group Inc.	6.625%	11/15/37	3,975	4,347
UnitedHealth Group Inc.	6.875%	2/15/38	6,175	6,936
Unum Group	7.125%	9/30/16	3,425	3,716
Validus Holdings Ltd.	8.875%	1/26/40	3,000	3,134
WellPoint Health Networks Inc.	6.375%	1/15/12	3,090	3,297
WellPoint Inc.	5.000%	1/15/11	4,900	4,985
WellPoint Inc.	6.800%	8/1/12	2,085	2,296
WellPoint Inc.	6.000%	2/15/14	2,225	2,483
WellPoint Inc.	5.000%	12/15/14	3,525	3,832
WellPoint Inc.	5.250%	1/15/16	1,836	2,006
WellPoint Inc.	5.875%	6/15/17	245	273
WellPoint Inc.	5.950%	12/15/34	6,075	6,154
WellPoint Inc.	5.850%	1/15/36	5,960	5,961
WellPoint Inc.	6.375%	6/15/37	1,030	1,110
Willis North America Inc.	5.625%	7/15/15	3,825	4,031
Willis North America Inc.	6.200%	3/28/17	2,495	2,586
Willis North America Inc.	7.000%	9/29/19	20,300	21,661
XL Capital Ltd.	5.250%	9/15/14	4,625	4,812
XL Capital Ltd.	6.250%	5/15/27	8,025	7,586
XL Group PLC	6.375%	11/15/24	525	545
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	8,450	9,320

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CME Group Inc.	5.750%	2/15/14	3,225	3,589
NASDAQ OMX Group Inc.	4.000%	1/15/15	3,275	3,329
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,500	2,556
ORIX Corp.	5.480%	11/22/11	5,075	5,250
XTRA Finance Corp.	5.150%	4/1/17	12,925	13,996
Real Estate Investment Trusts (0.4%)
AMB Property LP	6.625%	12/1/19	1,750	1,896
Arden Realty LP	5.250%	3/1/15	925	981
AvalonBay Communities Inc.	5.500%	1/15/12	1,081	1,138
AvalonBay Communities Inc.	6.125%	11/1/12	422	457
AvalonBay Communities Inc.	5.750%	9/15/16	825	902
Boston Properties LP	6.250%	1/15/13	4,186	4,562
Boston Properties LP	5.625%	4/15/15	6,175	6,675
Boston Properties LP	5.625%	11/15/20	8,925	9,297
Brandywine Operating Partnership LP	5.750%	4/1/12	1,481	1,528
Brandywine Operating Partnership LP	5.400%	11/1/14	1,000	1,020
Brandywine Operating Partnership LP	7.500%	5/15/15	3,950	4,363
Brandywine Operating Partnership LP	5.700%	5/1/17	4,280	4,202
Camden Property Trust	5.700%	5/15/17	5,025	5,133
4 Digital Realty Trust LP	4.500%	7/15/15	1,600	1,595
Duke Realty LP	6.250%	5/15/13	800	855
Duke Realty LP	7.375%	2/15/15	9,250	10,359
Duke Realty LP	5.950%	2/15/17	4,525	4,684
Duke Realty LP	8.250%	8/15/19	3,600	4,214
Duke Realty LP	6.750%	3/15/20	1,025	1,101
ERP Operating LP	6.625%	3/15/12	4,045	4,343
ERP Operating LP	5.500%	10/1/12	3,050	3,258
ERP Operating LP	5.250%	9/15/14	1,700	1,831
ERP Operating LP	5.125%	3/15/16	825	868
ERP Operating LP	5.375%	8/1/16	2,975	3,199
ERP Operating LP	5.750%	6/15/17	1,250	1,359
HCP Inc.	6.450%	6/25/12	4,525	4,823
HCP Inc.	5.650%	12/15/13	9,655	10,169
HCP Inc.	6.300%	9/15/16	2,640	2,744
HCP Inc.	6.000%	1/30/17	1,700	1,742
HCP Inc.	5.625%	5/1/17	100	100
HCP Inc.	6.700%	1/30/18	6,200	6,580
Health Care REIT Inc.	6.000%	11/15/13	2,175	2,365
Health Care REIT Inc.	6.200%	6/1/16	9,300	10,009
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,525	1,586
Healthcare Realty Trust Inc.	6.500%	1/17/17	2,800	2,944
Hospitality Properties Trust	6.750%	2/15/13	500	527
Hospitality Properties Trust	7.875%	8/15/14	3,550	3,939
Hospitality Properties Trust	5.125%	2/15/15	5,170	5,172
HRPT Properties Trust	6.250%	8/15/16	1,425	1,451
HRPT Properties Trust	6.250%	6/15/17	5,075	5,189
Kimco Realty Corp.	5.783%	3/15/16	1,075	1,145
Kimco Realty Corp.	6.875%	10/1/19	6,650	7,412
Liberty Property LP	5.125%	3/2/15	8,400	8,691
Liberty Property LP	5.500%	12/15/16	1,975	2,037
Mack-Cali Realty LP	7.750%	8/15/19	2,200	2,556
National Retail Properties Inc.	6.875%	10/15/17	11,000	11,964
Nationwide Health Properties Inc.	6.250%	2/1/13	4,150	4,459
ProLogis	7.625%	8/15/14	600	634
ProLogis	5.625%	11/15/15	3,100	2,955
ProLogis	5.750%	4/1/16	2,725	2,585
ProLogis	5.625%	11/15/16	3,300	3,063
ProLogis	7.375%	10/30/19	5,100	4,977
ProLogis	6.875%	3/15/20	7,750	7,293
Realty Income Corp.	6.750%	8/15/19	6,310	6,969
Regency Centers LP	6.750%	1/15/12	6,250	6,559
Regency Centers LP	5.250%	8/1/15	2,175	2,270
Simon Property Group LP	4.875%	8/15/10	6,275	6,301

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	5.300%	5/30/13	2,385	2,566
Simon Property Group LP	6.750%	5/15/14	11,480	12,813
Simon Property Group LP	5.625%	8/15/14	150	163
Simon Property Group LP	4.200%	2/1/15	1,550	1,601
Simon Property Group LP	5.100%	6/15/15	2,286	2,446
Simon Property Group LP	5.750%	12/1/15	15,600	17,029
Simon Property Group LP	6.100%	5/1/16	50	55
Simon Property Group LP	5.250%	12/1/16	8,600	9,209
Simon Property Group LP	5.875%	3/1/17	3,250	3,549
Simon Property Group LP	6.125%	5/30/18	4,525	4,978
Simon Property Group LP	5.650%	2/1/20	3,700	3,918
Simon Property Group LP	6.750%	2/1/40	7,300	8,054
Tanger Properties LP	6.150%	11/15/15	3,525	3,838
				5,734,941
Industrial (10.6%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	7,100	8,248
Airgas Inc.	4.500%	9/15/14	2,325	2,434
Alcoa Inc.	6.000%	1/15/12	3,331	3,464
Alcoa Inc.	5.375%	1/15/13	4,010	4,153
Alcoa Inc.	6.000%	7/15/13	10,975	11,537
Alcoa Inc.	5.550%	2/1/17	500	492
Alcoa Inc.	6.750%	7/15/18	200	202
Alcoa Inc.	5.720%	2/23/19	5,288	5,038
Alcoa Inc.	5.870%	2/23/22	1,437	1,337
Alcoa Inc.	5.900%	2/1/27	12,365	10,803
Alcoa Inc.	6.750%	1/15/28	13,550	12,757
Alcoa Inc.	5.950%	2/1/37	7,500	6,397
Allegheny Technologies Inc.	9.375%	6/1/19	25	29
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	1,450	1,454
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	2,275	2,336
ArcelorMittal	5.375%	6/1/13	16,101	16,932
ArcelorMittal	9.000%	2/15/15	13,425	15,855
ArcelorMittal	6.125%	6/1/18	9,025	9,439
ArcelorMittal	9.850%	6/1/19	12,350	15,426
ArcelorMittal	7.000%	10/15/39	7,660	8,055
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	2,675	2,849
Barrick Gold Corp.	6.950%	4/1/19	2,750	3,300
Barrick Gold Finance Co.	4.875%	11/15/14	2,700	2,935
Barrick Gold Financeco LLC	6.125%	9/15/13	13,200	14,818
Barrick North America Finance LLC	6.800%	9/15/18	5,325	6,321
Barrick North America Finance LLC	7.500%	9/15/38	6,475	8,133
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	3,350	3,568
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	125	145
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	7,451	8,076
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	8,865	9,892
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	3,575	4,048
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	25	28
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	19,500	23,430
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	1,175	1,237
^ Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,675	3,932
Cliffs Natural Resources Inc.	5.900%	3/15/20	850	905
Commercial Metals Co.	6.500%	7/15/17	2,250	2,270
Commercial Metals Co.	7.350%	8/15/18	5,725	5,994
Cytec Industries Inc.	8.950%	7/1/17	1,575	1,919
Dow Chemical Co.	4.850%	8/15/12	16,630	17,479
Dow Chemical Co.	6.000%	10/1/12	1,680	1,809
Dow Chemical Co.	7.600%	5/15/14	12,500	14,392
Dow Chemical Co.	5.900%	2/15/15	33,175	36,174
Dow Chemical Co.	8.550%	5/15/19	8,937	10,940
Dow Chemical Co.	7.375%	11/1/29	3,550	3,952
Dow Chemical Co.	9.400%	5/15/39	2,625	3,629
Eastman Chemical Co.	5.500%	11/15/19	2,200	2,370

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Eastman Chemical Co.	7.250%	1/15/24	3,364	4,050
Eastman Chemical Co.	7.600%	2/1/27	2,163	2,592
EI du Pont de Nemours & Co.	4.750%	11/15/12	3,320	3,581
EI du Pont de Nemours & Co.	5.000%	1/15/13	19,000	20,602
EI du Pont de Nemours & Co.	5.000%	7/15/13	7,075	7,787
EI du Pont de Nemours & Co.	5.875%	1/15/14	9,125	10,359
EI du Pont de Nemours & Co.	5.250%	12/15/16	686	781
EI du Pont de Nemours & Co.	6.000%	7/15/18	6,725	7,862
EI du Pont de Nemours & Co.	4.625%	1/15/20	2,750	2,943
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,700	1,998
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	14,720	15,898
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	20,610	22,671
ICI Wilmington Inc.	5.625%	12/1/13	700	759
International Paper Co.	5.300%	4/1/15	4,600	4,908
International Paper Co.	7.950%	6/15/18	14,475	17,151
International Paper Co.	9.375%	5/15/19	16,700	21,376
International Paper Co.	7.500%	8/15/21	23,050	26,863
International Paper Co.	8.700%	6/15/38	1,200	1,529
International Paper Co.	7.300%	11/15/39	625	690
Lubrizol Corp.	5.500%	10/1/14	10,125	10,897
Lubrizol Corp.	8.875%	2/1/19	850	1,058
Lubrizol Corp.	6.500%	10/1/34	8,485	8,642
Monsanto Co.	7.375%	8/15/12	1,050	1,177
Monsanto Co.	5.125%	4/15/18	3,100	3,454
Monsanto Co.	5.875%	4/15/38	1,750	1,931
4 Mosaic Co.	7.375%	12/1/14	5,200	5,460
Newmont Mining Corp.	5.125%	10/1/19	1,550	1,654
Newmont Mining Corp.	5.875%	4/1/35	2,600	2,695
Newmont Mining Corp.	6.250%	10/1/39	14,237	15,562
Nucor Corp.	5.000%	12/1/12	800	868
Nucor Corp.	5.000%	6/1/13	200	217
Nucor Corp.	5.750%	12/1/17	1,100	1,249
Nucor Corp.	5.850%	6/1/18	5,200	5,925
Nucor Corp.	6.400%	12/1/37	4,185	4,814
Placer Dome Inc.	6.450%	10/15/35	2,175	2,475
Plum Creek Timberlands LP	5.875%	11/15/15	3,550	3,892
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	3,950	4,265
Potash Corp. of Saskatchewan Inc.	5.250%	5/15/14	775	856
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	5,350	5,584
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	150	177
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	7,050	7,496
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,250	1,342
PPG Industries Inc.	5.750%	3/15/13	3,850	4,213
PPG Industries Inc.	6.650%	3/15/18	8,650	10,192
Praxair Inc.	6.375%	4/1/12	1,725	1,875
Praxair Inc.	1.750%	11/15/12	2,400	2,430
Praxair Inc.	3.950%	6/1/13	775	825
Praxair Inc.	4.375%	3/31/14	2,775	3,003
Praxair Inc.	5.250%	11/15/14	6,850	7,700
Praxair Inc.	4.625%	3/30/15	325	357
Praxair Inc.	3.250%	9/15/15	800	833
Praxair Inc.	5.200%	3/15/17	1,100	1,225
Praxair Inc.	4.500%	8/15/19	2,525	2,682
Reliance Steel & Aluminum Co.	6.200%	11/15/16	250	260
Reliance Steel & Aluminum Co.	6.850%	11/15/36	550	537
Rio Tinto Alcan Inc.	4.875%	9/15/12	1,150	1,220
Rio Tinto Alcan Inc.	4.500%	5/15/13	5,875	6,192
Rio Tinto Alcan Inc.	5.200%	1/15/14	675	729
Rio Tinto Alcan Inc.	5.000%	6/1/15	1,775	1,924
Rio Tinto Alcan Inc.	6.125%	12/15/33	10,625	11,422
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	12,120	13,242
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	13,900	16,871
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,250	10,524
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	11,361	14,863

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,450	5,271
Rohm and Haas Co.	5.600%	3/15/13	150	161
Rohm and Haas Co.	6.000%	9/15/17	8,475	9,172
Sherwin-Williams Co.	3.125%	12/15/14	3,225	3,351
Southern Copper Corp.	7.500%	7/27/35	9,100	9,947
Southern Copper Corp.	6.750%	4/16/40	1,050	1,050
Teck Resources Ltd.	9.750%	5/15/14	10,525	12,446
Teck Resources Ltd.	10.250%	5/15/16	10,475	12,334
Teck Resources Ltd.	10.750%	5/15/19	9,875	12,048
Teck Resources Ltd.	6.125%	10/1/35	3,862	3,833
Vale Inco Ltd.	7.750%	5/15/12	160	175
Vale Inco Ltd.	5.700%	10/15/15	3,550	3,862
Vale Inco Ltd.	7.200%	9/15/32	1,175	1,293
Vale Overseas Ltd.	6.250%	1/11/16	2,050	2,249
Vale Overseas Ltd.	6.250%	1/23/17	4,550	4,945
Vale Overseas Ltd.	5.625%	9/15/19	4,500	4,759
Vale Overseas Ltd.	8.250%	1/17/34	2,450	2,876
Vale Overseas Ltd.	6.875%	11/21/36	14,087	14,610
Vale Overseas Ltd.	6.875%	11/10/39	7,670	8,048
Valspar Corp.	7.250%	6/15/19	1,100	1,304
WMC Finance USA Ltd.	5.125%	5/15/13	425	465
Xstrata Canada Corp.	7.350%	6/5/12	1,075	1,163
Xstrata Canada Corp.	7.250%	7/15/12	3,325	3,625
Xstrata Canada Corp.	5.375%	6/1/15	350	377
Xstrata Canada Corp.	6.000%	10/15/15	1,125	1,225
Xstrata Canada Corp.	5.500%	6/15/17	5,575	5,881
Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	425	446
3M Co.	6.375%	2/15/28	3,650	4,353
3M Co.	5.700%	3/15/37	5,000	5,715
4 Acuity Brands Lighting Inc.	6.000%	12/15/19	2,975	3,211
Allied Waste North America Inc.	7.125%	5/15/16	4,150	4,451
4 BAE Systems Holdings Inc.	5.200%	8/15/15	600	660
Bemis Co. Inc.	4.875%	4/1/12	1,375	1,428
Bemis Co. Inc.	5.650%	8/1/14	2,625	2,895
Black & Decker Corp.	8.950%	4/15/14	1,700	2,067
Black & Decker Corp.	5.750%	11/15/16	2,325	2,622
Boeing Capital Corp.	6.500%	2/15/12	12,775	13,871
Boeing Capital Corp.	5.800%	1/15/13	436	481
Boeing Capital Corp.	3.250%	10/27/14	700	728
Boeing Co.	1.875%	11/20/12	6,885	6,993
Boeing Co.	3.500%	2/15/15	14,150	14,974
Boeing Co.	6.000%	3/15/19	25	29
Boeing Co.	4.875%	2/15/20	3,200	3,543
Boeing Co.	8.750%	8/15/21	800	1,102
Boeing Co.	7.250%	6/15/25	675	863
Boeing Co.	8.750%	9/15/31	850	1,246
Boeing Co.	6.125%	2/15/33	800	912
Boeing Co.	6.625%	2/15/38	1,820	2,229
Boeing Co.	6.875%	3/15/39	1,950	2,469
Boeing Co.	5.875%	2/15/40	2,650	2,984
Caterpillar Financial Services Corp.	5.125%	10/12/11	600	631
Caterpillar Financial Services Corp.	4.850%	12/7/12	300	324
Caterpillar Financial Services Corp.	1.900%	12/17/12	1,850	1,877
Caterpillar Financial Services Corp.	4.250%	2/8/13	4,175	4,457
Caterpillar Financial Services Corp.	6.125%	2/17/14	17,175	19,475
Caterpillar Financial Services Corp.	4.750%	2/17/15	4,550	5,013
Caterpillar Financial Services Corp.	4.625%	6/1/15	2,625	2,785
Caterpillar Financial Services Corp.	7.150%	2/15/19	38,800	47,816
Caterpillar Inc.	7.000%	12/15/13	1,575	1,851
Caterpillar Inc.	6.625%	7/15/28	650	775
Caterpillar Inc.	7.300%	5/1/31	1,025	1,328
Caterpillar Inc.	6.050%	8/15/36	18,225	21,118

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Inc.	8.250%	12/15/38	800	1,168
Caterpillar Inc.	6.950%	5/1/42	950	1,185
Caterpillar Inc.	7.375%	3/1/97	5,100	6,354
Cooper US Inc.	5.250%	11/15/12	4,250	4,582
Cooper US Inc.	5.450%	4/1/15	1,925	2,168
CRH America Inc.	5.625%	9/30/11	3,650	3,814
CRH America Inc.	6.950%	3/15/12	5,185	5,600
CRH America Inc.	5.300%	10/15/13	875	940
CRH America Inc.	6.000%	9/30/16	12,511	13,810
CRH America Inc.	8.125%	7/15/18	11,750	14,161
Danaher Corp.	5.625%	1/15/18	2,375	2,700
Danaher Corp.	5.400%	3/1/19	1,700	1,920
Deere & Co.	6.950%	4/25/14	5,945	7,010
Deere & Co.	4.375%	10/16/19	4,775	5,096
Deere & Co.	5.375%	10/16/29	7,675	8,379
Deere & Co.	8.100%	5/15/30	3,405	4,682
Deere & Co.	7.125%	3/3/31	925	1,184
Dover Corp.	5.450%	3/15/18	6,650	7,546
Dover Corp.	5.375%	10/15/35	550	594
Dover Corp.	6.600%	3/15/38	2,750	3,406
Eaton Corp.	4.900%	5/15/13	11,085	12,077
Eaton Corp.	5.600%	5/15/18	2,600	2,945
Embraer Overseas Ltd.	6.375%	1/24/17	4,625	4,768
Embraer Overseas Ltd.	6.375%	1/15/20	800	818
Emerson Electric Co.	7.125%	8/15/10	3,225	3,248
Emerson Electric Co.	4.625%	10/15/12	6,625	7,117
Emerson Electric Co.	4.500%	5/1/13	4,025	4,348
Emerson Electric Co.	5.250%	10/15/18	6,625	7,518
Emerson Electric Co.	4.875%	10/15/19	1,675	1,867
Emerson Electric Co.	4.250%	11/15/20	425	450
Emerson Electric Co.	6.000%	8/15/32	1,065	1,230
Emerson Electric Co.	6.125%	4/15/39	1,575	1,885
Emerson Electric Co.	5.250%	11/15/39	4,870	5,254
General Dynamics Corp.	4.250%	5/15/13	7,465	8,052
General Dynamics Corp.	5.250%	2/1/14	13,575	15,197
General Electric Co.	5.000%	2/1/13	29,990	32,170
General Electric Co.	5.250%	12/6/17	39,862	43,458
Goodrich Corp.	6.125%	3/1/19	1,695	1,964
Goodrich Corp.	4.875%	3/1/20	15,650	16,749
Goodrich Corp.	6.800%	7/1/36	80	96
Harsco Corp.	5.750%	5/15/18	19,813	22,144
Honeywell International Inc.	6.125%	11/1/11	1,925	2,058
Honeywell International Inc.	5.625%	8/1/12	3,550	3,874
Honeywell International Inc.	4.250%	3/1/13	1,200	1,291
Honeywell International Inc.	3.875%	2/15/14	425	458
Honeywell International Inc.	5.400%	3/15/16	1,650	1,884
Honeywell International Inc.	5.300%	3/15/17	5,100	5,758
Honeywell International Inc.	5.300%	3/1/18	650	740
Honeywell International Inc.	5.000%	2/15/19	1,825	2,040
Honeywell International Inc.	5.700%	3/15/36	2,025	2,277
Honeywell International Inc.	5.700%	3/15/37	4,125	4,681
Illinois Tool Works Inc.	5.150%	4/1/14	4,875	5,446
Illinois Tool Works Inc.	6.250%	4/1/19	8,925	10,617
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	4,150	4,611
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	13,475	16,616
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	5,825	6,873
John Deere Capital Corp.	5.400%	10/17/11	5,025	5,304
John Deere Capital Corp.	5.350%	1/17/12	3,650	3,886
John Deere Capital Corp.	7.000%	3/15/12	12,493	13,724
John Deere Capital Corp.	5.250%	10/1/12	850	922
John Deere Capital Corp.	4.950%	12/17/12	3,450	3,746
John Deere Capital Corp.	4.900%	9/9/13	8,275	9,109
John Deere Capital Corp.	2.950%	3/9/15	7,375	7,618
John Deere Capital Corp.	5.500%	4/13/17	50	57

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	5.750%	9/10/18	4,575	5,235
	Joy Global Inc.	6.000%	11/15/16	1,850	2,013
	L-3 Communications Corp.	5.200%	10/15/19	4,650	4,844
	L-3 Communications Corp.	4.750%	7/15/20	2,900	2,913
	Lafarge SA	6.150%	7/15/11	550	564
	Lafarge SA	6.500%	7/15/16	6,625	7,010
	Lafarge SA	7.125%	7/15/36	21,100	20,555
	Lockheed Martin Corp.	4.121%	3/14/13	2,250	2,405
	Lockheed Martin Corp.	7.650%	5/1/16	4,800	6,005
	Lockheed Martin Corp.	4.250%	11/15/19	4,650	4,888
	Lockheed Martin Corp.	6.150%	9/1/36	10,375	11,989
	Lockheed Martin Corp.	5.500%	11/15/39	1,850	1,977
4	Lockheed Martin Corp.	5.720%	6/1/40	632	692
	Martin Marietta Materials Inc.	6.600%	4/15/18	5,450	6,028
	Northrop Grumman Systems Corp.	7.750%	3/1/16	725	903
	Northrop Grumman Systems Corp.	7.875%	3/1/26	2,075	2,717
	Northrop Grumman Systems Corp.	7.750%	2/15/31	1,031	1,385
	Owens Corning	6.500%	12/1/16	25,430	26,792
	Owens Corning	7.000%	12/1/36	775	775
	Parker Hannifin Corp.	5.500%	5/15/18	1,375	1,559
	Parker Hannifin Corp.	6.250%	5/15/38	1,625	1,934
	Raytheon Co.	5.500%	11/15/12	2,400	2,630
	Raytheon Co.	6.400%	12/15/18	400	481
	Raytheon Co.	4.400%	2/15/20	2,500	2,684
	Raytheon Co.	7.200%	8/15/27	3,575	4,545
	Republic Services Inc.	6.750%	8/15/11	1,600	1,692
4	Republic Services Inc.	5.500%	9/15/19	13,750	14,839
4	Republic Services Inc.	5.000%	3/1/20	3,075	3,197
4	Republic Services Inc.	5.250%	11/15/21	12,735	13,449
	Republic Services Inc.	6.086%	3/15/35	2,375	2,448
4	Republic Services Inc.	6.200%	3/1/40	3,125	3,348
	Rockwell Automation Inc.	5.650%	12/1/17	1,150	1,311
	Rockwell Automation Inc.	6.700%	1/15/28	1,025	1,214
	Rockwell Automation Inc.	6.250%	12/1/37	3,975	4,646
	Rockwell Collins Inc.	5.250%	7/15/19	850	948
	Roper Industries Inc.	6.625%	8/15/13	9,500	10,625
	Roper Industries Inc.	6.250%	9/1/19	2,350	2,611
3,4	Systems 2001 AT LLC	7.156%	12/15/11	815	850
	Textron Inc.	5.600%	12/1/17	975	1,011
	Tyco International Finance SA	6.000%	11/15/13	4,575	5,114
	Tyco International Finance SA	8.500%	1/15/19	925	1,193
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	2,975	3,640
	Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	5,275	6,355
	United Technologies Corp.	6.100%	5/15/12	125	136
	United Technologies Corp.	4.875%	5/1/15	125	140
	United Technologies Corp.	5.375%	12/15/17	12,175	13,968
	United Technologies Corp.	6.125%	2/1/19	733	874
	United Technologies Corp.	4.500%	4/15/20	14,975	16,217
	United Technologies Corp.	6.700%	8/1/28	1,317	1,599
	United Technologies Corp.	7.500%	9/15/29	2,325	3,089
	United Technologies Corp.	5.400%	5/1/35	6,375	6,831
	United Technologies Corp.	6.050%	6/1/36	5,152	5,934
	United Technologies Corp.	6.125%	7/15/38	3,008	3,506
	United Technologies Corp.	5.700%	4/15/40	7,225	8,052
	Vulcan Materials Co.	6.300%	6/15/13	2,625	2,900
	Vulcan Materials Co.	7.000%	6/15/18	4,675	5,220
	Waste Management Inc.	6.375%	11/15/12	700	770
	Waste Management Inc.	5.000%	3/15/14	1,175	1,272
	Waste Management Inc.	6.375%	3/11/15	3,400	3,914
	Waste Management Inc.	7.375%	3/11/19	9,632	11,688
	Waste Management Inc.	4.750%	6/30/20	500	514
	Waste Management Inc.	7.100%	8/1/26	1,050	1,209
	Waste Management Inc.	7.000%	7/15/28	80	92
	Waste Management Inc.	7.750%	5/15/32	425	534

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Waste Management Inc.	6.125%	11/30/39	7,575	8,204
Communication (2.3%)
Alltel Corp.	7.000%	3/15/16	5,000	5,890
Alltel Corp.	7.875%	7/1/32	4,475	5,634
America Movil SAB de CV	5.500%	3/1/14	2,150	2,344
America Movil SAB de CV	5.750%	1/15/15	7,350	8,193
America Movil SAB de CV	5.625%	11/15/17	4,550	4,978
4 America Movil SAB de CV	5.000%	10/16/19	2,200	2,269
4 America Movil SAB de CV	5.000%	3/30/20	650	670
America Movil SAB de CV	6.375%	3/1/35	9,100	9,698
America Movil SAB de CV	6.125%	11/15/37	4,300	4,445
4 America Movil SAB de CV	6.125%	3/30/40	7,400	7,653
American Tower Corp.	4.625%	4/1/15	1,075	1,116
AT&T Corp.	7.300%	11/15/11	7,400	8,010
AT&T Corp.	8.000%	11/15/31	19,805	25,392
AT&T Inc.	5.875%	2/1/12	5,736	6,136
AT&T Inc.	5.875%	8/15/12	4,960	5,407
AT&T Inc.	4.950%	1/15/13	16,685	18,141
AT&T Inc.	6.700%	11/15/13	5,825	6,768
AT&T Inc.	4.850%	2/15/14	8,100	8,859
AT&T Inc.	5.100%	9/15/14	12,060	13,383
AT&T Inc.	5.625%	6/15/16	33,520	37,848
AT&T Inc.	5.500%	2/1/18	2,756	3,048
AT&T Inc.	5.600%	5/15/18	3,950	4,403
AT&T Inc.	5.800%	2/15/19	35,750	40,147
AT&T Inc.	6.450%	6/15/34	5,625	6,157
AT&T Inc.	6.150%	9/15/34	350	372
AT&T Inc.	6.800%	5/15/36	312	360
AT&T Inc.	6.500%	9/1/37	25,675	28,612
AT&T Inc.	6.300%	1/15/38	19,252	20,935
AT&T Inc.	6.400%	5/15/38	5,270	5,806
AT&T Inc.	6.550%	2/15/39	14,575	16,359
AT&T Mobility LLC	6.500%	12/15/11	3,175	3,419
AT&T Mobility LLC	7.125%	12/15/31	10,265	12,279
Bellsouth Capital Funding Corp.	7.875%	2/15/30	10,400	12,769
BellSouth Corp.	6.000%	10/15/11	250	266
BellSouth Corp.	5.200%	9/15/14	1,650	1,840
BellSouth Corp.	5.200%	12/15/16	5,850	6,537
BellSouth Corp.	6.875%	10/15/31	5,100	5,799
BellSouth Corp.	6.550%	6/15/34	7,036	7,764
BellSouth Corp.	6.000%	11/15/34	4,586	4,736
BellSouth Telecommunications Inc.	6.375%	6/1/28	7,300	7,849
British Telecommunications PLC	5.150%	1/15/13	8,323	8,697
British Telecommunications PLC	5.950%	1/15/18	11,850	12,367
British Telecommunications PLC	9.875%	12/15/30	12,885	15,804
CBS Corp.	5.625%	8/15/12	3,060	3,255
CBS Corp.	4.625%	5/15/18	400	398
CBS Corp.	8.875%	5/15/19	4,575	5,741
CBS Corp.	5.750%	4/15/20	4,475	4,771
CBS Corp.	7.875%	7/30/30	1,941	2,250
CBS Corp.	5.500%	5/15/33	650	595
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	8,975	9,507
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	21,575	25,531
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	31,767	35,637
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	15,900	20,794
CenturyLink Inc.	5.000%	2/15/15	500	504
CenturyLink Inc.	6.000%	4/1/17	325	324
CenturyLink Inc.	6.150%	9/15/19	2,550	2,473
CenturyLink Inc.	6.875%	1/15/28	800	748
CenturyLink Inc.	7.600%	9/15/39	4,875	4,656
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	2,577	2,989
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	7,036	9,708
Comcast Cable Communications LLC	6.750%	1/30/11	10,640	10,974

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Cable Communications LLC	8.875%	5/1/17	2,475	3,105
Comcast Corp.	5.300%	1/15/14	4,180	4,590
Comcast Corp.	6.500%	1/15/15	2,625	3,012
Comcast Corp.	5.900%	3/15/16	10,475	11,793
Comcast Corp.	6.500%	1/15/17	325	370
Comcast Corp.	6.300%	11/15/17	38,075	43,115
Comcast Corp.	5.875%	2/15/18	13,550	14,977
Comcast Corp.	5.700%	5/15/18	4,600	5,045
Comcast Corp.	5.700%	7/1/19	1,150	1,256
Comcast Corp.	5.150%	3/1/20	800	835
Comcast Corp.	5.650%	6/15/35	2,975	2,917
Comcast Corp.	6.500%	11/15/35	15,500	16,716
Comcast Corp.	6.450%	3/15/37	1,661	1,783
Comcast Corp.	6.950%	8/15/37	6,875	7,795
Comcast Corp.	6.400%	5/15/38	1,500	1,602
COX Communications Inc.	7.125%	10/1/12	8,625	9,596
COX Communications Inc.	5.450%	12/15/14	10,060	11,080
COX Communications Inc.	5.500%	10/1/15	625	681
Deutsche Telekom International Finance BV	5.875%	8/20/13	11,050	12,083
Deutsche Telekom International Finance BV	4.875%	7/8/14	5,025	5,397
Deutsche Telekom International Finance BV	5.750%	3/23/16	7,595	8,313
Deutsche Telekom International Finance BV	6.750%	8/20/18	325	377
Deutsche Telekom International Finance BV	6.000%	7/8/19	7,175	7,942
Deutsche Telekom International Finance BV	8.750%	6/15/30	18,316	23,596
4 DIRECTV Holdings LLC	3.550%	3/15/15	2,175	2,194
DIRECTV Holdings LLC	3.550%	3/15/15	6,025	6,078
DIRECTV Holdings LLC	5.200%	3/15/20	3,950	4,105
DIRECTV Holdings LLC	6.350%	3/15/40	1,875	2,006
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	3,875	4,120
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	2,000	2,170
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	29,500	32,209
Discovery Communications LLC	5.050%	6/1/20	8,500	8,808
Discovery Communications LLC	6.350%	6/1/40	250	266
Embarq Corp.	6.738%	6/1/13	500	540
Embarq Corp.	7.082%	6/1/16	17,331	18,443
Embarq Corp.	7.995%	6/1/36	15,140	14,953
France Telecom SA	4.375%	7/8/14	5,900	6,367
France Telecom SA	8.500%	3/1/31	16,800	23,210
Grupo Televisa SA	6.625%	3/18/25	3,450	3,641
Grupo Televisa SA	8.500%	3/11/32	550	677
Grupo Televisa SA	6.625%	1/15/40	2,250	2,338
GTE Corp.	8.750%	11/1/21	3,060	3,999
GTE Corp.	6.940%	4/15/28	3,570	3,934
Koninklijke KPN NV	8.375%	10/1/30	3,055	4,006
McGraw-Hill Cos. Inc.	5.375%	11/15/12	1,550	1,666
McGraw-Hill Cos. Inc.	5.900%	11/15/17	5,050	5,598
McGraw-Hill Cos. Inc.	6.550%	11/15/37	6,650	7,530
4 NBC Universal Inc.	3.650%	4/30/15	8,175	8,376
4 NBC Universal Inc.	5.150%	4/30/20	3,900	4,071
4 NBC Universal Inc.	6.400%	4/30/40	5,500	5,966
New Cingular Wireless Services Inc.	8.125%	5/1/12	25,779	28,849
New Cingular Wireless Services Inc.	8.750%	3/1/31	3,445	4,737
News America Holdings Inc.	9.250%	2/1/13	151	178
News America Holdings Inc.	8.000%	10/17/16	3,840	4,759
News America Holdings Inc.	7.700%	10/30/25	700	831
News America Holdings Inc.	8.150%	10/17/36	2,175	2,672
News America Holdings Inc.	7.750%	12/1/45	1,350	1,649
News America Inc.	5.300%	12/15/14	4,050	4,507
News America Inc.	7.250%	5/18/18	150	179
News America Inc.	6.900%	3/1/19	2,500	2,957
News America Inc.	6.550%	3/15/33	11,665	12,684
News America Inc.	6.200%	12/15/34	14,366	15,017
News America Inc.	6.400%	12/15/35	18,010	19,315
News America Inc.	6.900%	8/15/39	4,900	5,616

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Omnicom Group Inc.	5.900%	4/15/16	750	849
Pacific Bell Telephone Co.	7.125%	3/15/26	1,275	1,472
Qwest Corp.	7.875%	9/1/11	5,050	5,258
Qwest Corp.	8.875%	3/15/12	8,886	9,552
Qwest Corp.	7.500%	10/1/14	8,200	8,733
Qwest Corp.	8.375%	5/1/16	14,450	15,787
Qwest Corp.	6.500%	6/1/17	3,250	3,266
Qwest Corp.	7.500%	6/15/23	3,925	3,758
Qwest Corp.	7.250%	9/15/25	1,360	1,309
Qwest Corp.	6.875%	9/15/33	5,250	4,869
Qwest Corp.	7.125%	11/15/43	4,775	4,214
Reed Elsevier Capital Inc.	4.625%	6/15/12	1,100	1,163
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,825	4,491
Reed Elsevier Capital Inc.	8.625%	1/15/19	3,775	4,794
Rogers Communications Inc.	7.250%	12/15/12	3,090	3,468
Rogers Communications Inc.	6.375%	3/1/14	13,425	15,181
Rogers Communications Inc.	5.500%	3/15/14	1,450	1,595
Rogers Communications Inc.	6.800%	8/15/18	31,825	37,724
Rogers Communications Inc.	7.500%	8/15/38	225	286
RR Donnelley & Sons Co.	4.950%	4/1/14	1,000	1,023
RR Donnelley & Sons Co.	5.500%	5/15/15	1,335	1,381
RR Donnelley & Sons Co.	8.600%	8/15/16	9,325	10,178
RR Donnelley & Sons Co.	6.125%	1/15/17	6,325	6,439
RR Donnelley & Sons Co.	7.625%	6/15/20	1,150	1,137
TCI Communications Inc.	8.750%	8/1/15	13,980	17,328
TCI Communications Inc.	7.875%	2/15/26	580	699
Telecom Italia Capital SA	4.875%	10/1/10	2,650	2,664
Telecom Italia Capital SA	6.200%	7/18/11	10,690	11,044
Telecom Italia Capital SA	5.250%	11/15/13	7,033	7,289
Telecom Italia Capital SA	6.175%	6/18/14	3,500	3,678
Telecom Italia Capital SA	4.950%	9/30/14	4,770	4,796
Telecom Italia Capital SA	5.250%	10/1/15	19,005	19,329
Telecom Italia Capital SA	6.999%	6/4/18	5,540	5,906
Telecom Italia Capital SA	7.175%	6/18/19	21,200	22,768
Telecom Italia Capital SA	6.375%	11/15/33	6,555	5,914
Telecom Italia Capital SA	6.000%	9/30/34	1,325	1,158
Telecom Italia Capital SA	7.200%	7/18/36	2,865	2,832
Telecom Italia Capital SA	7.721%	6/4/38	14,518	14,892
Telefonica Emisiones SAU	5.855%	2/4/13	1,975	2,120
Telefonica Emisiones SAU	2.582%	4/26/13	4,800	4,781
Telefonica Emisiones SAU	4.949%	1/15/15	10,325	10,851
Telefonica Emisiones SAU	3.729%	4/27/15	4,875	4,850
Telefonica Emisiones SAU	6.421%	6/20/16	15,610	17,146
Telefonica Emisiones SAU	5.877%	7/15/19	5,475	5,845
Telefonica Emisiones SAU	5.134%	4/27/20	9,625	9,694
Telefonica Emisiones SAU	7.045%	6/20/36	11,909	13,234
Telefonica Europe BV	7.750%	9/15/10	150	152
Telefonica Europe BV	8.250%	9/15/30	4,675	5,770
Telefonos de Mexico SAB de CV	5.500%	1/27/15	15,900	17,325
Thomson Reuters Corp.	5.950%	7/15/13	1,965	2,195
Thomson Reuters Corp.	5.700%	10/1/14	8,900	9,944
Thomson Reuters Corp.	6.500%	7/15/18	625	737
Thomson Reuters Corp.	4.700%	10/15/19	1,825	1,925
Thomson Reuters Corp.	5.500%	8/15/35	5,125	5,181
Thomson Reuters Corp.	5.850%	4/15/40	7,525	7,966
Time Warner Cable Inc.	5.400%	7/2/12	9,586	10,267
Time Warner Cable Inc.	6.200%	7/1/13	7,925	8,826
Time Warner Cable Inc.	8.250%	2/14/14	2,725	3,223
Time Warner Cable Inc.	7.500%	4/1/14	18,275	21,280
Time Warner Cable Inc.	3.500%	2/1/15	3,625	3,703
Time Warner Cable Inc.	5.850%	5/1/17	18,520	20,263
Time Warner Cable Inc.	6.750%	7/1/18	20,030	22,924
Time Warner Cable Inc.	8.750%	2/14/19	6,325	7,962
Time Warner Cable Inc.	8.250%	4/1/19	8,750	10,763

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Cable Inc.	5.000%	2/1/20	6,875	7,011
Time Warner Cable Inc.	6.550%	5/1/37	11,111	11,921
Time Warner Cable Inc.	7.300%	7/1/38	95	110
Time Warner Cable Inc.	6.750%	6/15/39	10,825	11,935
Time Warner Entertainment Co. LP	10.150%	5/1/12	1,025	1,169
Time Warner Entertainment Co. LP	8.875%	10/1/12	950	1,089
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,340	2,988
Time Warner Entertainment Co. LP	8.375%	7/15/33	7,710	9,425
United States Cellular Corp.	6.700%	12/15/33	3,100	3,174
Verizon Communications Inc.	4.350%	2/15/13	1,350	1,446
Verizon Communications Inc.	5.250%	4/15/13	6,250	6,863
Verizon Communications Inc.	4.900%	9/15/15	425	468
Verizon Communications Inc.	5.550%	2/15/16	9,850	11,064
Verizon Communications Inc.	5.500%	2/15/18	16,900	18,641
Verizon Communications Inc.	6.100%	4/15/18	7,600	8,662
Verizon Communications Inc.	8.750%	11/1/18	3,125	4,091
Verizon Communications Inc.	6.350%	4/1/19	39,525	46,028
Verizon Communications Inc.	5.850%	9/15/35	15,050	15,453
Verizon Communications Inc.	6.250%	4/1/37	2,050	2,204
Verizon Communications Inc.	6.400%	2/15/38	1,580	1,745
Verizon Communications Inc.	6.900%	4/15/38	7,860	9,229
Verizon Communications Inc.	8.950%	3/1/39	11,450	16,503
Verizon Communications Inc.	7.350%	4/1/39	14,850	18,221
Verizon Global Funding Corp.	6.875%	6/15/12	16,075	17,749
Verizon Global Funding Corp.	7.375%	9/1/12	6,575	7,403
Verizon Global Funding Corp.	4.375%	6/1/13	860	927
Verizon Global Funding Corp.	7.750%	12/1/30	6,186	7,748
Verizon Maryland Inc.	6.125%	3/1/12	400	428
Verizon Maryland Inc.	5.125%	6/15/33	405	354
Verizon New England Inc.	6.500%	9/15/11	3,945	4,165
Verizon New England Inc.	7.875%	11/15/29	1,385	1,618
Verizon New Jersey Inc.	5.875%	1/17/12	6,115	6,469
Verizon New York Inc.	6.875%	4/1/12	2,735	2,960
Verizon New York Inc.	7.375%	4/1/32	2,200	2,521
Verizon Pennsylvania Inc.	5.650%	11/15/11	9,075	9,539
Verizon Virginia Inc.	4.625%	3/15/13	6,000	6,335
Vodafone Group PLC	5.350%	2/27/12	2,075	2,193
Vodafone Group PLC	5.000%	12/16/13	8,150	8,832
Vodafone Group PLC	4.150%	6/10/14	1,075	1,127
Vodafone Group PLC	5.375%	1/30/15	4,175	4,559
Vodafone Group PLC	5.000%	9/15/15	1,600	1,729
Vodafone Group PLC	3.375%	11/24/15	625	630
Vodafone Group PLC	5.750%	3/15/16	5,650	6,249
Vodafone Group PLC	5.625%	2/27/17	13,181	14,516
Vodafone Group PLC	5.450%	6/10/19	19,375	20,804
Vodafone Group PLC	7.875%	2/15/30	3,300	4,008
Vodafone Group PLC	6.250%	11/30/32	7,775	8,262
Vodafone Group PLC	6.150%	2/27/37	5,100	5,327
Washington Post Co.	7.250%	2/1/19	2,575	3,076
WPP Finance UK	5.875%	6/15/14	6,900	7,471
WPP Finance UK	8.000%	9/15/14	7,225	8,468
Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	2,025	2,265
AutoZone Inc.	5.750%	1/15/15	8,375	9,288
Best Buy Co. Inc.	6.750%	7/15/13	9,350	10,452
Costco Wholesale Corp.	5.500%	3/15/17	11,400	13,082
CVS Caremark Corp.	5.750%	8/15/11	1,950	2,044
CVS Caremark Corp.	4.875%	9/15/14	1,375	1,496
CVS Caremark Corp.	3.250%	5/18/15	2,525	2,571
CVS Caremark Corp.	6.125%	8/15/16	2,475	2,823
CVS Caremark Corp.	5.750%	6/1/17	2,230	2,478
CVS Caremark Corp.	6.600%	3/15/19	12,600	14,642
CVS Caremark Corp.	4.750%	5/18/20	625	640

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CVS Caremark Corp.	6.250%	6/1/27	24,275	26,404
3 CVS Caremark Corp.	6.302%	6/1/37	4,475	4,010
CVS Caremark Corp.	6.125%	9/15/39	2,775	2,942
Daimler Finance North America LLC	5.750%	9/8/11	10,845	11,312
Daimler Finance North America LLC	7.300%	1/15/12	19,191	20,642
Daimler Finance North America LLC	6.500%	11/15/13	11,675	13,021
Daimler Finance North America LLC	8.500%	1/18/31	4,980	6,335
Darden Restaurants Inc.	5.625%	10/15/12	3,650	3,954
Darden Restaurants Inc.	6.200%	10/15/17	8,805	9,981
Darden Restaurants Inc.	6.800%	10/15/37	2,775	3,153
Historic TW Inc.	9.125%	1/15/13	1,625	1,896
Historic TW Inc.	9.150%	2/1/23	9,550	12,850
Historic TW Inc.	6.625%	5/15/29	8,100	8,861
Home Depot Inc.	4.625%	8/15/10	7,700	7,733
Home Depot Inc.	5.250%	12/16/13	11,175	12,268
Home Depot Inc.	5.400%	3/1/16	4,676	5,180
Home Depot Inc.	5.875%	12/16/36	7,750	7,903
Johnson Controls Inc.	5.000%	3/30/20	21,962	23,280
Johnson Controls Inc.	6.000%	1/15/36	950	1,015
Kohl's Corp.	6.250%	12/15/17	2,300	2,680
Kohl's Corp.	6.000%	1/15/33	725	767
Kohl's Corp.	6.875%	12/15/37	3,000	3,606
Lowe's Cos. Inc.	5.600%	9/15/12	2,850	3,117
Lowe's Cos. Inc.	5.400%	10/15/16	12,350	14,151
Lowe's Cos. Inc.	6.100%	9/15/17	2,250	2,655
Lowe's Cos. Inc.	6.875%	2/15/28	560	675
Lowe's Cos. Inc.	6.500%	3/15/29	3,676	4,292
Lowe's Cos. Inc.	5.800%	10/15/36	6,500	7,105
Marriott International Inc.	4.625%	6/15/12	3,200	3,294
Marriott International Inc.	5.625%	2/15/13	2,375	2,507
Marriott International Inc.	6.200%	6/15/16	1,500	1,572
Marriott International Inc.	6.375%	6/15/17	1,750	1,849
McDonald's Corp.	5.300%	3/15/17	850	957
McDonald's Corp.	5.800%	10/15/17	5,550	6,495
McDonald's Corp.	5.350%	3/1/18	6,200	7,080
McDonald's Corp.	5.000%	2/1/19	3,150	3,512
McDonald's Corp.	6.300%	10/15/37	2,125	2,559
McDonald's Corp.	6.300%	3/1/38	5,250	6,449
McDonald's Corp.	5.700%	2/1/39	2,400	2,694
MDC Holdings Inc.	5.500%	5/15/13	2,875	2,992
Nordstrom Inc.	6.750%	6/1/14	1,675	1,939
Nordstrom Inc.	6.250%	1/15/18	10,950	12,393
Nordstrom Inc.	4.750%	5/1/20	4,500	4,664
Nordstrom Inc.	6.950%	3/15/28	1,075	1,224
Nordstrom Inc.	7.000%	1/15/38	1,050	1,203
PACCAR Financial Corp.	1.950%	12/17/12	5,200	5,251
PACCAR Financial Corp.	2.050%	6/17/13	9,100	9,155
PACCAR Inc.	6.875%	2/15/14	3,575	4,127
Staples Inc.	9.750%	1/15/14	19,300	23,594
Target Corp.	5.875%	3/1/12	5,175	5,587
Target Corp.	5.125%	1/15/13	425	465
Target Corp.	4.000%	6/15/13	1,680	1,796
Target Corp.	5.875%	7/15/16	11,850	14,041
Target Corp.	5.375%	5/1/17	6,475	7,376
Target Corp.	6.000%	1/15/18	7,575	8,906
Target Corp.	7.000%	7/15/31	3,700	4,492
Target Corp.	6.350%	11/1/32	7,600	8,747
Target Corp.	6.500%	10/15/37	5,550	6,688
Target Corp.	7.000%	1/15/38	1,935	2,476
Time Warner Cos. Inc.	7.570%	2/1/24	1,530	1,848
Time Warner Cos. Inc.	6.950%	1/15/28	80	90
Time Warner Inc.	5.500%	11/15/11	5,550	5,855
Time Warner Inc.	6.875%	5/1/12	17,725	19,327
Time Warner Inc.	5.875%	11/15/16	9,225	10,383

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Inc.	4.875%	3/15/20	14,350	14,779
Time Warner Inc.	7.625%	4/15/31	9,260	10,972
Time Warner Inc.	7.700%	5/1/32	9,371	11,231
Time Warner Inc.	6.500%	11/15/36	6,750	7,241
Time Warner Inc.	6.200%	3/15/40	4,850	5,088
TJX Cos. Inc.	6.950%	4/15/19	17,110	21,258
Toll Brothers Finance Corp.	6.875%	11/15/12	43	46
Toll Brothers Finance Corp.	5.950%	9/15/13	16	17
Toll Brothers Finance Corp.	5.150%	5/15/15	3,175	3,136
Toll Brothers Finance Corp.	6.750%	11/1/19	4,925	4,828
Toyota Motor Credit Corp.	3.200%	6/17/15	15,725	16,010
Toyota Motor Credit Corp.	4.500%	6/17/20	1,400	1,435
VF Corp.	5.950%	11/1/17	2,700	3,060
VF Corp.	6.450%	11/1/37	2,375	2,692
Viacom Inc.	4.375%	9/15/14	6,275	6,664
Viacom Inc.	6.250%	4/30/16	1,168	1,326
Viacom Inc.	6.125%	10/5/17	2,325	2,635
Viacom Inc.	5.625%	9/15/19	14,660	16,074
Viacom Inc.	6.875%	4/30/36	735	829
Wal-Mart Stores Inc.	4.550%	5/1/13	16,071	17,475
Wal-Mart Stores Inc.	7.250%	6/1/13	900	1,048
Wal-Mart Stores Inc.	3.200%	5/15/14	20,000	21,093
Wal-Mart Stores Inc.	4.500%	7/1/15	2,450	2,697
Wal-Mart Stores Inc.	2.250%	7/8/15	3,850	3,838
Wal-Mart Stores Inc.	5.375%	4/5/17	2,025	2,317
Wal-Mart Stores Inc.	5.800%	2/15/18	17,050	20,098
Wal-Mart Stores Inc.	3.625%	7/8/20	9,875	9,866
Wal-Mart Stores Inc.	5.875%	4/5/27	18,000	20,211
Wal-Mart Stores Inc.	7.550%	2/15/30	11,645	15,330
Wal-Mart Stores Inc.	5.250%	9/1/35	5,750	6,014
Wal-Mart Stores Inc.	6.500%	8/15/37	21,586	26,183
Wal-Mart Stores Inc.	6.200%	4/15/38	3,395	4,003
Wal-Mart Stores Inc.	4.875%	7/8/40	1,950	1,920
Walgreen Co.	4.875%	8/1/13	12,250	13,455
Walgreen Co.	5.250%	1/15/19	3,850	4,361
Walt Disney Co.	5.700%	7/15/11	13,625	14,316
Walt Disney Co.	6.375%	3/1/12	1,225	1,335
Walt Disney Co.	4.700%	12/1/12	575	623
Walt Disney Co.	4.500%	12/15/13	8,125	8,917
Walt Disney Co.	5.625%	9/15/16	6,300	7,326
Walt Disney Co.	5.875%	12/15/17	5,350	6,295
Walt Disney Co.	5.500%	3/15/19	1,400	1,604
Walt Disney Co.	7.000%	3/1/32	1,025	1,310
Western Union Co.	6.500%	2/26/14	2,850	3,209
Western Union Co.	5.930%	10/1/16	5,500	6,124
4 Western Union Co.	5.253%	4/1/20	3,946	4,197
Western Union Co.	6.200%	11/17/36	2,775	2,963
Western Union Co.	6.200%	6/21/40	5,375	5,524
Yum! Brands Inc.	7.700%	7/1/12	2,525	2,801
Yum! Brands Inc.	6.250%	4/15/16	3,525	4,029
Yum! Brands Inc.	6.250%	3/15/18	125	143
Yum! Brands Inc.	6.875%	11/15/37	9,175	10,661
Consumer Noncyclical (2.7%)
Abbott Laboratories	5.150%	11/30/12	2,975	3,271
Abbott Laboratories	4.350%	3/15/14	3,675	4,004
Abbott Laboratories	2.700%	5/27/15	5,925	6,077
Abbott Laboratories	5.875%	5/15/16	15,811	18,481
Abbott Laboratories	5.600%	11/30/17	16,125	18,691
Abbott Laboratories	5.125%	4/1/19	3,720	4,145
Abbott Laboratories	4.125%	5/27/20	2,750	2,871
Abbott Laboratories	6.150%	11/30/37	5,225	6,074
Abbott Laboratories	6.000%	4/1/39	1,950	2,226
Abbott Laboratories	5.300%	5/27/40	5,525	5,826

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Allergan Inc.	5.750%	4/1/16	1,100	1,284
Altria Group Inc.	8.500%	11/10/13	45,925	53,695
Altria Group Inc.	4.125%	9/11/15	425	433
Altria Group Inc.	9.700%	11/10/18	8,395	10,606
Altria Group Inc.	9.250%	8/6/19	12,275	15,291
Altria Group Inc.	9.950%	11/10/38	5,675	7,448
Altria Group Inc.	10.200%	2/6/39	14,875	19,799
AmerisourceBergen Corp.	5.625%	9/15/12	1,050	1,133
AmerisourceBergen Corp.	5.875%	9/15/15	11,536	12,898
AmerisourceBergen Corp.	4.875%	11/15/19	4,000	4,116
Amgen Inc.	4.850%	11/18/14	4,725	5,244
Amgen Inc.	5.850%	6/1/17	7,900	9,137
Amgen Inc.	5.700%	2/1/19	6,775	7,876
Amgen Inc.	6.375%	6/1/37	4,900	5,730
Amgen Inc.	6.900%	6/1/38	9,275	11,665
Amgen Inc.	6.400%	2/1/39	9,050	10,734
Amgen Inc.	5.750%	3/15/40	4,900	5,385
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	4,175	4,420
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,750	5,197
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	10,375	11,314
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	2,275	2,572
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	5,995	6,200
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	350	394
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	7,550	7,769
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	10,675	10,793
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	11,025	11,558
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	24,600	26,529
4 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	8,000	8,364
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	8,585	9,773
Archer-Daniels-Midland Co.	8.375%	4/15/17	525	673
Archer-Daniels-Midland Co.	5.450%	3/15/18	8,900	10,112
Archer-Daniels-Midland Co.	5.935%	10/1/32	4,275	4,827
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,650	3,872
AstraZeneca PLC	5.400%	9/15/12	18,625	20,332
AstraZeneca PLC	5.400%	6/1/14	6,725	7,597
AstraZeneca PLC	5.900%	9/15/17	12,625	14,746
AstraZeneca PLC	6.450%	9/15/37	15,511	18,678
Baxter FinCo BV	4.750%	10/15/10	5,775	5,843
Baxter International Inc.	4.000%	3/1/14	1,350	1,450
Baxter International Inc.	5.900%	9/1/16	1,550	1,820
Baxter International Inc.	6.250%	12/1/37	11,425	13,487
Becton Dickinson and Co.	5.000%	5/15/19	1,125	1,244
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,169
Biogen Idec Inc.	6.000%	3/1/13	8,200	8,985
Biogen Idec Inc.	6.875%	3/1/18	12,425	14,256
Bottling Group LLC	4.625%	11/15/12	1,635	1,759
Bottling Group LLC	5.000%	11/15/13	10,125	11,201
Bottling Group LLC	6.950%	3/15/14	29,775	35,075
Bottling Group LLC	5.500%	4/1/16	8,975	10,289
Bottling Group LLC	5.125%	1/15/19	1,500	1,670
Bristol-Myers Squibb Co.	5.250%	8/15/13	675	750
Bristol-Myers Squibb Co.	5.450%	5/1/18	2,225	2,551
Bristol-Myers Squibb Co.	7.150%	6/15/23	400	504
Bristol-Myers Squibb Co.	6.800%	11/15/26	150	181
Bristol-Myers Squibb Co.	5.875%	11/15/36	14,936	16,722
Bristol-Myers Squibb Co.	6.125%	5/1/38	2,200	2,552
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,030	1,252
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,025	2,131
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,625	1,702
Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,525	11,343
Campbell Soup Co.	3.050%	7/15/17	1,425	1,421
Cardinal Health Inc.	5.650%	6/15/12	60	64
Cardinal Health Inc.	4.000%	6/15/15	550	573
CareFusion Corp.	4.125%	8/1/12	975	1,020

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
CareFusion Corp.	5.125%	8/1/14	1,700	1,834
CareFusion Corp.	6.375%	8/1/19	8,215	9,358
Cia de Bebidas das Americas	10.500%	12/15/11	3,605	4,056
Cia de Bebidas das Americas	8.750%	9/15/13	295	347
Clorox Co.	5.450%	10/15/12	625	679
Clorox Co.	5.000%	3/1/13	5,075	5,505
Clorox Co.	5.000%	1/15/15	1,725	1,897
Clorox Co.	3.550%	11/1/15	1,825	1,922
Clorox Co.	5.950%	10/15/17	7,385	8,517
Coca-Cola Co.	3.625%	3/15/14	5,675	6,047
Coca-Cola Co.	5.350%	11/15/17	7,700	8,810
Coca-Cola Co.	4.875%	3/15/19	12,575	13,890
Coca-Cola Enterprises Inc.	5.000%	8/15/13	8,900	9,848
Coca-Cola Enterprises Inc.	7.375%	3/3/14	10,850	12,918
Coca-Cola Enterprises Inc.	4.250%	3/1/15	375	407
Coca-Cola Enterprises Inc.	4.500%	8/15/19	525	565
Coca-Cola Enterprises Inc.	8.500%	2/1/22	11,886	16,425
Coca-Cola Enterprises Inc.	7.000%	10/1/26	3,450	4,335
Coca-Cola Enterprises Inc.	6.950%	11/15/26	2,820	3,513
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,350	1,663
4 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,025	2,092
Coca-Cola HBC Finance BV	5.125%	9/17/13	945	1,026
ConAgra Foods Inc.	6.750%	9/15/11	74	79
ConAgra Foods Inc.	5.875%	4/15/14	1,040	1,172
ConAgra Foods Inc.	5.819%	6/15/17	951	1,071
ConAgra Foods Inc.	7.000%	4/15/19	500	604
ConAgra Foods Inc.	9.750%	3/1/21	129	176
ConAgra Foods Inc.	7.125%	10/1/26	1,000	1,196
ConAgra Foods Inc.	7.000%	10/1/28	725	859
ConAgra Foods Inc.	8.250%	9/15/30	2,850	3,723
Covidien International Finance SA	5.450%	10/15/12	2,600	2,837
Covidien International Finance SA	6.000%	10/15/17	5,225	6,061
Covidien International Finance SA	6.550%	10/15/37	8,343	10,045
CR Bard Inc.	6.700%	12/1/26	5,250	6,274
Delhaize America Inc.	9.000%	4/15/31	2,175	2,944
Delhaize Group SA	5.875%	2/1/14	2,425	2,708
Diageo Capital PLC	5.200%	1/30/13	8,275	9,015
Diageo Capital PLC	5.500%	9/30/16	1,275	1,428
Diageo Capital PLC	5.750%	10/23/17	7,100	8,049
Diageo Capital PLC	4.828%	7/15/20	1,500	1,591
Diageo Capital PLC	5.875%	9/30/36	1,775	1,987
Diageo Finance BV	5.500%	4/1/13	5,326	5,857
Diageo Finance BV	3.250%	1/15/15	375	387
Diageo Finance BV	5.300%	10/28/15	6,526	7,314
Diageo Investment Corp.	9.000%	8/15/11	1,175	1,276
Diageo Investment Corp.	7.450%	4/15/35	875	1,126
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	2,025	2,031
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	2,050	2,074
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	1,750	1,947
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	5,800	6,923
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	950	1,221
Eli Lilly & Co.	3.550%	3/6/12	4,150	4,324
Eli Lilly & Co.	6.000%	3/15/12	1,850	2,005
Eli Lilly & Co.	4.200%	3/6/14	2,625	2,840
Eli Lilly & Co.	5.200%	3/15/17	8,200	9,289
Eli Lilly & Co.	5.500%	3/15/27	5,750	6,278
Eli Lilly & Co.	5.550%	3/15/37	886	962
Eli Lilly & Co.	5.950%	11/15/37	2,400	2,719
Estee Lauder Cos. Inc.	6.000%	5/15/37	725	814
Express Scripts Inc.	5.250%	6/15/12	16,300	17,400
Express Scripts Inc.	6.250%	6/15/14	9,625	10,896
Express Scripts Inc.	7.250%	6/15/19	1,925	2,344
Fortune Brands Inc.	3.000%	6/1/12	2,900	2,940
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,068

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Fortune Brands Inc.	6.375%	6/15/14	4,340	4,822
Fortune Brands Inc.	5.375%	1/15/16	8,650	9,259
Fortune Brands Inc.	5.875%	1/15/36	2,975	2,867
Genentech Inc.	4.750%	7/15/15	2,320	2,568
Genentech Inc.	5.250%	7/15/35	3,350	3,494
General Mills Inc.	6.000%	2/15/12	10,490	11,272
General Mills Inc.	5.650%	9/10/12	2,375	2,577
General Mills Inc.	5.250%	8/15/13	7,425	8,158
General Mills Inc.	5.200%	3/17/15	835	939
General Mills Inc.	5.700%	2/15/17	12,000	13,870
General Mills Inc.	5.650%	2/15/19	14,417	16,393
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	11,025	12,038
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	9,800	10,662
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	19,780	22,620
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,500	3,647
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	18,225	21,755
Hasbro Inc.	6.125%	5/15/14	6,900	7,298
Hasbro Inc.	6.300%	9/15/17	5,875	6,190
Hasbro Inc.	6.350%	3/15/40	2,850	2,943
Hershey Co.	5.450%	9/1/16	1,275	1,442
HJ Heinz Co.	5.350%	7/15/13	2,075	2,277
HJ Heinz Finance Co.	6.625%	7/15/11	5,725	6,040
HJ Heinz Finance Co.	6.750%	3/15/32	3,325	3,848
Hospira Inc.	5.900%	6/15/14	1,550	1,722
Hospira Inc.	6.400%	5/15/15	850	970
Hospira Inc.	6.050%	3/30/17	150	168
Johnson & Johnson	5.550%	8/15/17	4,025	4,691
Johnson & Johnson	5.150%	7/15/18	1,675	1,906
Johnson & Johnson	6.950%	9/1/29	4,400	5,701
Johnson & Johnson	4.950%	5/15/33	5,925	6,260
Johnson & Johnson	5.950%	8/15/37	6,325	7,553
Johnson & Johnson	5.850%	7/15/38	1,625	1,915
Kellogg Co.	5.125%	12/3/12	17,048	18,546
Kellogg Co.	4.250%	3/6/13	4,225	4,530
Kellogg Co.	4.450%	5/30/16	1,025	1,117
Kellogg Co.	4.150%	11/15/19	5,975	6,253
Kellogg Co.	7.450%	4/1/31	6,690	8,885
Kimberly-Clark Corp.	5.625%	2/15/12	2,700	2,894
Kimberly-Clark Corp.	4.875%	8/15/15	5,250	5,827
Kimberly-Clark Corp.	6.125%	8/1/17	7,750	9,152
Kimberly-Clark Corp.	6.250%	7/15/18	175	207
Kimberly-Clark Corp.	6.625%	8/1/37	1,275	1,626
Koninklijke Philips Electronics NV	4.625%	3/11/13	3,900	4,187
Koninklijke Philips Electronics NV	5.750%	3/11/18	10,100	11,401
Koninklijke Philips Electronics NV	6.875%	3/11/38	4,225	5,222
Kraft Foods Inc.	5.625%	11/1/11	37,050	39,003
Kraft Foods Inc.	6.250%	6/1/12	4,415	4,798
Kraft Foods Inc.	2.625%	5/8/13	13,250	13,503
Kraft Foods Inc.	5.250%	10/1/13	675	737
Kraft Foods Inc.	6.750%	2/19/14	150	172
Kraft Foods Inc.	4.125%	2/9/16	12,950	13,630
Kraft Foods Inc.	6.500%	8/11/17	12,073	14,035
Kraft Foods Inc.	6.125%	2/1/18	300	341
Kraft Foods Inc.	6.125%	8/23/18	10,075	11,406
Kraft Foods Inc.	5.375%	2/10/20	40,975	43,808
Kraft Foods Inc.	6.500%	11/1/31	8,400	9,257
Kraft Foods Inc.	7.000%	8/11/37	10,325	12,167
Kraft Foods Inc.	6.875%	2/1/38	6,000	7,022
Kraft Foods Inc.	6.875%	1/26/39	1,300	1,525
Kraft Foods Inc.	6.500%	2/9/40	15,525	17,245
Kroger Co.	6.750%	4/15/12	8,275	9,040
Kroger Co.	6.200%	6/15/12	6,175	6,728
Kroger Co.	5.500%	2/1/13	1,686	1,834
Kroger Co.	5.000%	4/15/13	3,700	3,990

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kroger Co.	4.950%	1/15/15	1,725	1,874
Kroger Co.	6.400%	8/15/17	840	978
Kroger Co.	6.800%	12/15/18	2,600	3,109
Kroger Co.	6.150%	1/15/20	16,045	18,562
Kroger Co.	7.700%	6/1/29	7,825	9,833
Kroger Co.	8.000%	9/15/29	1,425	1,844
Kroger Co.	7.500%	4/1/31	2,395	3,001
Kroger Co.	6.900%	4/15/38	2,300	2,775
Laboratory Corp. of America Holdings	5.500%	2/1/13	1,540	1,654
Laboratory Corp. of America Holdings	5.625%	12/15/15	2,500	2,762
Life Technologies Corp.	4.400%	3/1/15	4,350	4,514
Life Technologies Corp.	6.000%	3/1/20	4,225	4,575
Lorillard Tobacco Co.	8.125%	6/23/19	33,885	37,726
Lorillard Tobacco Co.	8.125%	5/1/40	4,000	4,173
McKesson Corp.	7.750%	2/1/12	750	821
McKesson Corp.	5.250%	3/1/13	10,175	11,030
McKesson Corp.	6.500%	2/15/14	1,650	1,878
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	6,825	7,047
4 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,925	3,084
4 Mead Johnson Nutrition Co.	5.900%	11/1/39	2,825	3,032
Medco Health Solutions Inc.	6.125%	3/15/13	6,450	7,110
Medco Health Solutions Inc.	7.250%	8/15/13	1,100	1,261
Medco Health Solutions Inc.	7.125%	3/15/18	14,138	16,892
Medtronic Inc.	4.500%	3/15/14	2,225	2,432
Medtronic Inc.	3.000%	3/15/15	9,900	10,298
Medtronic Inc.	4.750%	9/15/15	4,275	4,752
Medtronic Inc.	5.600%	3/15/19	1,150	1,321
Medtronic Inc.	4.450%	3/15/20	5,350	5,705
Medtronic Inc.	6.500%	3/15/39	2,050	2,549
Medtronic Inc.	5.550%	3/15/40	4,275	4,802
Merck & Co. Inc.	5.125%	11/15/11	2,425	2,570
Merck & Co. Inc.	4.375%	2/15/13	3,825	4,117
Merck & Co. Inc.	5.300%	12/1/13	13,325	14,914
Merck & Co. Inc.	4.750%	3/1/15	11,700	13,026
Merck & Co. Inc.	4.000%	6/30/15	9,425	10,201
Merck & Co. Inc.	6.000%	9/15/17	825	970
Merck & Co. Inc.	5.000%	6/30/19	3,975	4,428
Merck & Co. Inc.	6.400%	3/1/28	4,130	4,922
Merck & Co. Inc.	5.950%	12/1/28	2,150	2,479
Merck & Co. Inc.	6.500%	12/1/33	5,043	6,200
Merck & Co. Inc.	5.750%	11/15/36	10,775	12,124
Merck & Co. Inc.	6.550%	9/15/37	7,000	8,726
Merck & Co. Inc.	5.850%	6/30/39	1,750	2,021
Novant Health Inc.	5.850%	11/1/19	6,125	6,608
Novartis Capital Corp.	1.900%	4/24/13	4,150	4,214
Novartis Capital Corp.	4.125%	2/10/14	21,625	23,332
Novartis Capital Corp.	2.900%	4/24/15	5,150	5,279
Novartis Capital Corp.	4.400%	4/24/20	400	430
Novartis Securities Investment Ltd.	5.125%	2/10/19	16,975	18,953
PepsiAmericas Inc.	5.750%	7/31/12	2,725	2,977
PepsiAmericas Inc.	4.375%	2/15/14	825	895
PepsiAmericas Inc.	4.875%	1/15/15	1,400	1,554
PepsiAmericas Inc.	5.000%	5/15/17	3,800	4,190
PepsiCo Inc.	5.150%	5/15/12	2,325	2,502
PepsiCo Inc.	4.650%	2/15/13	11,875	12,898
PepsiCo Inc.	3.750%	3/1/14	8,650	9,218
PepsiCo Inc.	4.500%	1/15/20	4,275	4,562
PepsiCo Inc./DE	7.000%	3/1/29	299	379
PepsiCo Inc./NC	5.000%	6/1/18	13,750	15,303
PepsiCo Inc./NC	7.900%	11/1/18	5,925	7,683
PepsiCo Inc./NC	5.500%	1/15/40	6,500	7,150
Pfizer Inc.	4.450%	3/15/12	18,950	20,027
Pfizer Inc.	5.350%	3/15/15	44,025	49,827
Pfizer Inc.	6.200%	3/15/19	21,385	25,431

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pfizer Inc.	7.200%	3/15/39	28,325	37,137
Pharmacia Corp.	6.500%	12/1/18	550	663
Pharmacia Corp.	6.600%	12/1/28	1,750	2,077
Philip Morris International Inc.	4.875%	5/16/13	8,950	9,680
Philip Morris International Inc.	6.875%	3/17/14	28,450	32,895
Philip Morris International Inc.	5.650%	5/16/18	9,605	10,535
Philip Morris International Inc.	6.375%	5/16/38	7,655	8,909
3 Procter & Gamble - Esop	9.360%	1/1/21	9,709	12,364
Procter & Gamble Co.	4.950%	8/15/14	1,475	1,655
Procter & Gamble Co.	3.500%	2/15/15	7,550	8,031
Procter & Gamble Co.	4.850%	12/15/15	1,250	1,416
Procter & Gamble Co.	4.700%	2/15/19	3,850	4,233
Procter & Gamble Co.	6.450%	1/15/26	3,875	4,738
Procter & Gamble Co.	5.800%	8/15/34	225	259
Procter & Gamble Co.	5.550%	3/5/37	10,961	12,370
Quest Diagnostics Inc.	5.450%	11/1/15	6,375	7,037
Quest Diagnostics Inc.	6.400%	7/1/17	140	161
Quest Diagnostics Inc.	4.750%	1/30/20	250	251
Quest Diagnostics Inc.	6.950%	7/1/37	3,295	3,755
Reynolds American Inc.	7.250%	6/1/12	3,725	3,995
Reynolds American Inc.	7.250%	6/1/13	6,575	7,232
Reynolds American Inc.	7.625%	6/1/16	6,250	7,078
Reynolds American Inc.	6.750%	6/15/17	5,836	6,201
Reynolds American Inc.	7.250%	6/15/37	4,015	4,015
Safeway Inc.	5.800%	8/15/12	2,700	2,925
Safeway Inc.	6.250%	3/15/14	6,200	7,031
Safeway Inc.	5.625%	8/15/14	1,855	2,080
Safeway Inc.	6.350%	8/15/17	700	811
Safeway Inc.	5.000%	8/15/19	1,350	1,453
Safeway Inc.	7.250%	2/1/31	9,922	12,186
Sara Lee Corp.	6.250%	9/15/11	4,725	4,998
Sara Lee Corp.	6.125%	11/1/32	150	161
St. Jude Medical Inc.	2.200%	9/15/13	4,900	4,957
St. Jude Medical Inc.	3.750%	7/15/14	10,275	10,859
St. Jude Medical Inc.	4.875%	7/15/19	1,525	1,653
Stryker Corp.	3.000%	1/15/15	2,100	2,172
Stryker Corp.	4.375%	1/15/20	1,825	1,940
Sysco Corp.	4.200%	2/12/13	1,750	1,876
Sysco Corp.	5.250%	2/12/18	3,625	4,066
Sysco Corp.	5.375%	9/21/35	3,900	4,226
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	775	882
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	9,325	10,716
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC	3.000%	6/15/15	5,075	5,158
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	5,325	5,335
Thermo Fisher Scientific Inc.	2.150%	12/28/12	2,325	2,347
Thermo Fisher Scientific Inc.	3.250%	11/20/14	3,700	3,829
Thermo Fisher Scientific Inc.	3.200%	5/1/15	5,825	6,029
Thermo Fisher Scientific Inc.	4.700%	5/1/20	725	782
Unilever Capital Corp.	7.125%	11/1/10	9,300	9,487
Unilever Capital Corp.	3.650%	2/15/14	6,275	6,646
Unilever Capital Corp.	4.800%	2/15/19	1,500	1,639
Unilever Capital Corp.	5.900%	11/15/32	1,573	1,821
UST LLC	6.625%	7/15/12	600	650
UST LLC	5.750%	3/1/18	2,700	2,812
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,600	4,935
Watson Pharmaceuticals Inc.	6.125%	8/15/19	5,000	5,605
Whirlpool Corp.	5.500%	3/1/13	12,000	12,908
Wyeth	5.500%	3/15/13	15,725	17,365
Wyeth	5.500%	2/1/14	10,086	11,341
Wyeth	5.500%	2/15/16	2,475	2,834
Wyeth	5.450%	4/1/17	925	1,056
Wyeth	6.450%	2/1/24	1,500	1,754
Wyeth	6.500%	2/1/34	3,450	4,082

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wyeth	6.000%	2/15/36	4,800	5,414
Wyeth	5.950%	4/1/37	13,295	15,041
Zimmer Holdings Inc.	4.625%	11/30/19	1,075	1,130
Zimmer Holdings Inc.	5.750%	11/30/39	2,775	2,969
Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	950	1,121
Anadarko Finance Co.	7.500%	5/1/31	795	660
Anadarko Petroleum Corp.	7.625%	3/15/14	25,675	24,391
Anadarko Petroleum Corp.	5.750%	6/15/14	2,150	1,935
Anadarko Petroleum Corp.	5.950%	9/15/16	6,001	5,146
Anadarko Petroleum Corp.	6.950%	6/15/19	675	584
Anadarko Petroleum Corp.	6.450%	9/15/36	13,095	10,378
Anadarko Petroleum Corp.	7.950%	6/15/39	3,775	3,190
Anadarko Petroleum Corp.	6.200%	3/15/40	800	628
Apache Corp.	6.250%	4/15/12	1,625	1,754
Apache Corp.	5.250%	4/15/13	1,774	1,930
Apache Corp.	6.000%	9/15/13	5,925	6,629
Apache Corp.	5.625%	1/15/17	400	451
Apache Corp.	6.900%	9/15/18	7,100	8,642
Apache Corp.	6.000%	1/15/37	7,200	7,970
Apache Finance Canada Corp.	7.750%	12/15/29	1,075	1,377
Baker Hughes Inc.	6.500%	11/15/13	6,400	7,291
Baker Hughes Inc.	7.500%	11/15/18	675	823
Baker Hughes Inc.	6.875%	1/15/29	700	834
BJ Services Co.	6.000%	6/1/18	2,825	3,146
BP Capital Markets PLC	1.550%	8/11/11	175	167
BP Capital Markets PLC	3.125%	3/10/12	13,025	11,983
BP Capital Markets PLC	5.250%	11/7/13	12,325	11,339
BP Capital Markets PLC	3.625%	5/8/14	5,625	4,823
BP Capital Markets PLC	3.875%	3/10/15	11,275	9,584
^ BP Capital Markets PLC	4.750%	3/10/19	5,775	4,793
Burlington Resources Finance Co.	6.500%	12/1/11	3,550	3,820
Burlington Resources Finance Co.	7.200%	8/15/31	750	898
Burlington Resources Finance Co.	7.400%	12/1/31	4,275	5,359
Cameron International Corp.	6.375%	7/15/18	975	1,008
Cameron International Corp.	7.000%	7/15/38	100	101
Canadian Natural Resources Ltd.	5.450%	10/1/12	4,800	5,179
Canadian Natural Resources Ltd.	5.150%	2/1/13	1,500	1,621
Canadian Natural Resources Ltd.	4.900%	12/1/14	5,400	5,886
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,225	4,755
Canadian Natural Resources Ltd.	5.700%	5/15/17	10,301	11,512
Canadian Natural Resources Ltd.	7.200%	1/15/32	4,800	5,441
Canadian Natural Resources Ltd.	6.450%	6/30/33	5,865	6,346
Canadian Natural Resources Ltd.	6.500%	2/15/37	15,255	17,030
Canadian Natural Resources Ltd.	6.250%	3/15/38	11,430	12,470
Canadian Natural Resources Ltd.	6.750%	2/1/39	925	1,076
4 Cenovus Energy Inc.	4.500%	9/15/14	6,625	7,042
4 Cenovus Energy Inc.	5.700%	10/15/19	9,525	10,353
4 Cenovus Energy Inc.	6.750%	11/15/39	22,075	25,189
Chevron Corp.	3.450%	3/3/12	7,375	7,675
Chevron Corp.	3.950%	3/3/14	11,715	12,525
Chevron Corp.	4.950%	3/3/19	18,825	20,715
Conoco Funding Co.	6.350%	10/15/11	13,710	14,609
Conoco Funding Co.	7.250%	10/15/31	325	405
ConocoPhillips	4.750%	2/1/14	5,125	5,630
ConocoPhillips	4.600%	1/15/15	10,300	11,245
ConocoPhillips	5.750%	2/1/19	19,475	22,245
ConocoPhillips	5.900%	10/15/32	1,726	1,909
ConocoPhillips	6.500%	2/1/39	7,700	9,247
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	4,650	4,974
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	16,300	18,773
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	2,150	2,396
ConocoPhillips Holding Co.	6.950%	4/15/29	4,965	6,067

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Devon Energy Corp.	5.625%	1/15/14	8,800	9,739
Devon Energy Corp.	7.950%	4/15/32	2,150	2,765
Devon Financing Corp. ULC	6.875%	9/30/11	15,060	16,035
Devon Financing Corp. ULC	7.875%	9/30/31	12,181	15,332
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,250	2,370
Diamond Offshore Drilling Inc.	4.875%	7/1/15	600	625
Diamond Offshore Drilling Inc.	5.875%	5/1/19	2,700	2,800
Diamond Offshore Drilling Inc.	5.700%	10/15/39	4,475	4,063
Encana Corp.	4.750%	10/15/13	75	81
Encana Corp.	5.900%	12/1/17	7,450	8,396
Encana Corp.	6.500%	5/15/19	1,900	2,182
EnCana Corp.	7.200%	11/1/31	5,675	6,718
Encana Corp.	6.500%	8/15/34	7,800	8,613
EnCana Corp.	6.625%	8/15/37	1,275	1,437
EnCana Corp.	6.500%	2/1/38	1,875	2,088
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,900	5,465
EOG Resources Inc.	6.125%	10/1/13	650	734
EOG Resources Inc.	2.950%	6/1/15	5,350	5,412
EOG Resources Inc.	5.875%	9/15/17	6,925	7,873
EOG Resources Inc.	5.625%	6/1/19	850	960
EOG Resources Inc.	4.400%	6/1/20	2,875	2,982
Global Marine Inc.	7.000%	6/1/28	3,150	2,719
Halliburton Co.	6.150%	9/15/19	6,945	7,586
Halliburton Co.	6.700%	9/15/38	7,100	7,772
Halliburton Co.	7.450%	9/15/39	9,000	10,578
Hess Corp.	8.125%	2/15/19	5,125	6,380
Hess Corp.	7.875%	10/1/29	5,645	6,917
Hess Corp.	7.300%	8/15/31	4,380	5,145
Hess Corp.	7.125%	3/15/33	4,675	5,419
Hess Corp.	6.000%	1/15/40	7,075	7,326
Husky Energy Inc.	6.250%	6/15/12	2,325	2,513
Husky Energy Inc.	5.900%	6/15/14	8,607	9,594
Husky Energy Inc.	6.150%	6/15/19	800	884
Husky Energy Inc.	7.250%	12/15/19	2,435	2,937
Husky Energy Inc.	6.800%	9/15/37	2,175	2,487
Kerr-McGee Corp.	6.950%	7/1/24	9,830	8,872
Kerr-McGee Corp.	7.875%	9/15/31	1,625	1,479
Lasmo USA Inc.	7.300%	11/15/27	355	433
Marathon Global Funding Corp.	6.000%	7/1/12	2,600	2,812
Marathon Oil Corp.	6.125%	3/15/12	3,370	3,617
Marathon Oil Corp.	6.500%	2/15/14	500	563
Marathon Oil Corp.	6.000%	10/1/17	10,475	11,682
Marathon Oil Corp.	5.900%	3/15/18	5,650	6,260
Marathon Oil Corp.	6.600%	10/1/37	235	257
Nabors Industries Inc.	6.150%	2/15/18	9,400	10,144
Nabors Industries Inc.	9.250%	1/15/19	3,025	3,699
Nexen Inc.	5.050%	11/20/13	5,375	5,747
Nexen Inc.	5.650%	5/15/17	2,025	2,197
Nexen Inc.	7.875%	3/15/32	975	1,170
Nexen Inc.	5.875%	3/10/35	300	291
Nexen Inc.	6.400%	5/15/37	10,300	10,706
Nexen Inc.	7.500%	7/30/39	7,375	8,773
Noble Energy Inc.	8.250%	3/1/19	2,250	2,716
Noble Energy Inc.	8.000%	4/1/27	450	531
Occidental Petroleum Corp.	6.750%	1/15/12	5,400	5,843
Occidental Petroleum Corp.	7.000%	11/1/13	2,375	2,777
PC Financial Partnership	5.000%	11/15/14	8,100	8,724
Petro-Canada	4.000%	7/15/13	5,600	5,868
Petro-Canada	6.050%	5/15/18	2,300	2,567
Petro-Canada	7.875%	6/15/26	1,500	1,821
Petro-Canada	7.000%	11/15/28	1,175	1,333
Petro-Canada	5.350%	7/15/33	4,825	4,611
Petro-Canada	5.950%	5/15/35	6,850	6,904
Petro-Canada	6.800%	5/15/38	1,875	2,147

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
QEP Resources Inc.	6.050%	9/1/16	2,975	3,184
QEP Resources Inc.	6.800%	3/1/20	2,150	2,244
Rowan Cos. Inc.	7.875%	8/1/19	2,500	2,760
Shell International Finance BV	1.875%	3/25/13	5,625	5,669
Shell International Finance BV	4.000%	3/21/14	27,375	28,944
Shell International Finance BV	3.100%	6/28/15	18,750	19,023
Shell International Finance BV	3.250%	9/22/15	3,600	3,681
Shell International Finance BV	5.200%	3/22/17	2,950	3,268
Shell International Finance BV	4.300%	9/22/19	23,200	23,875
Shell International Finance BV	4.375%	3/25/20	6,650	6,854
Shell International Finance BV	6.375%	12/15/38	12,994	15,469
Shell International Finance BV	5.500%	3/25/40	3,000	3,183
Smith International Inc.	9.750%	3/15/19	13,980	18,980
Statoil ASA	3.875%	4/15/14	6,750	7,171
Statoil ASA	2.900%	10/15/14	2,250	2,310
Statoil ASA	5.250%	4/15/19	11,825	12,964
Statoil ASA	7.250%	9/23/27	2,375	3,003
4 Statoil ASA	6.500%	12/1/28	975	1,124
Statoil ASA	7.150%	1/15/29	2,850	3,585
Suncor Energy Inc.	6.100%	6/1/18	2,150	2,424
Suncor Energy Inc.	7.150%	2/1/32	1,275	1,468
Suncor Energy Inc.	5.950%	12/1/34	250	253
Suncor Energy Inc.	6.500%	6/15/38	23,980	26,649
Suncor Energy Inc.	6.850%	6/1/39	700	813
Sunoco Inc.	4.875%	10/15/14	1,325	1,357
Sunoco Inc.	5.750%	1/15/17	1,925	1,952
Talisman Energy Inc.	5.125%	5/15/15	1,125	1,221
Talisman Energy Inc.	7.750%	6/1/19	16,137	19,828
Talisman Energy Inc.	7.250%	10/15/27	850	1,004
Talisman Energy Inc.	5.850%	2/1/37	5,000	5,244
Tosco Corp.	8.125%	2/15/30	15,350	20,486
Total Capital SA	3.000%	6/24/15	11,800	11,900
Total Capital SA	3.125%	10/2/15	775	787
Total Capital SA	4.450%	6/24/20	6,125	6,224
Total Capital SA	4.250%	12/15/21	700	713
^ Transocean Inc.	5.250%	3/15/13	3,375	3,173
Transocean Inc.	6.000%	3/15/18	4,075	3,729
Transocean Inc.	7.500%	4/15/31	2,325	2,127
Transocean Inc.	6.800%	3/15/38	5,885	5,238
Valero Energy Corp.	6.875%	4/15/12	14,200	15,258
Valero Energy Corp.	4.750%	6/15/13	240	252
Valero Energy Corp.	4.500%	2/1/15	2,625	2,680
Valero Energy Corp.	9.375%	3/15/19	7,566	9,166
Valero Energy Corp.	6.125%	2/1/20	3,675	3,792
Valero Energy Corp.	7.500%	4/15/32	6,090	6,428
Valero Energy Corp.	6.625%	6/15/37	9,215	8,962
Weatherford International Inc.	5.950%	6/15/12	550	583
Weatherford International Inc.	6.350%	6/15/17	10,550	11,099
Weatherford International Inc.	6.800%	6/15/37	1,550	1,451
Weatherford International Ltd.	5.150%	3/15/13	1,225	1,285
Weatherford International Ltd.	5.500%	2/15/16	1,040	1,094
Weatherford International Ltd.	6.000%	3/15/18	1,725	1,807
Weatherford International Ltd.	9.625%	3/1/19	26,775	32,381
Weatherford International Ltd.	6.500%	8/1/36	8,325	7,509
Weatherford International Ltd.	7.000%	3/15/38	2,700	2,574
Williams Cos. Inc.	7.875%	9/1/21	850	983
Williams Cos. Inc.	7.500%	1/15/31	6,927	7,582
Williams Cos. Inc.	7.750%	6/15/31	1,749	1,923
Williams Cos. Inc.	8.750%	3/15/32	608	711
XTO Energy Inc.	5.900%	8/1/12	4,125	4,520
XTO Energy Inc.	6.250%	4/15/13	7,460	8,424
XTO Energy Inc.	5.750%	12/15/13	4,650	5,255
XTO Energy Inc.	4.900%	2/1/14	2,875	3,168
XTO Energy Inc.	5.000%	1/31/15	1,350	1,507

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
XTO Energy Inc.	5.300%	6/30/15	1,150	1,303
XTO Energy Inc.	6.250%	8/1/17	9,075	10,820
XTO Energy Inc.	6.500%	12/15/18	6,780	8,233
XTO Energy Inc.	6.100%	4/1/36	7,225	8,545
XTO Energy Inc.	6.750%	8/1/37	6,109	7,849
XTO Energy Inc.	6.375%	6/15/38	1,450	1,800
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	2,500	2,891

Technology (0.7%)
Adobe Systems Inc.	3.250%	2/1/15	4,525	4,652
Adobe Systems Inc.	4.750%	2/1/20	7,050	7,219
Agilent Technologies Inc.	4.450%	9/14/12	575	601
Agilent Technologies Inc.	5.500%	9/14/15	3,125	3,366
Agilent Technologies Inc.	6.500%	11/1/17	14,750	16,290
Amphenol Corp.	4.750%	11/15/14	4,125	4,349
Analog Devices Inc.	5.000%	7/1/14	3,425	3,694
Arrow Electronics Inc.	6.875%	7/1/13	200	221
Avnet Inc.	6.625%	9/15/16	235	260
BMC Software Inc.	7.250%	6/1/18	2,300	2,735
CA Inc.	5.375%	12/1/19	3,500	3,678
Cisco Systems Inc.	2.900%	11/17/14	1,975	2,049
Cisco Systems Inc.	5.500%	2/22/16	3,615	4,170
Cisco Systems Inc.	4.950%	2/15/19	22,050	24,253
Cisco Systems Inc.	4.450%	1/15/20	20,435	21,572
Cisco Systems Inc.	5.900%	2/15/39	24,490	27,031
Cisco Systems Inc.	5.500%	1/15/40	9,575	10,067
Computer Sciences Corp.	5.500%	3/15/13	1,650	1,772
Computer Sciences Corp.	6.500%	3/15/18	2,200	2,436
Corning Inc.	6.625%	5/15/19	700	814
Corning Inc.	7.250%	8/15/36	300	356
Dell Inc.	3.375%	6/15/12	800	831
Dell Inc.	4.700%	4/15/13	5,875	6,321
Dell Inc.	5.650%	4/15/18	3,225	3,568
Dell Inc.	5.875%	6/15/19	3,850	4,326
Dell Inc.	6.500%	4/15/38	3,200	3,653
Dun & Bradstreet Corp.	6.000%	4/1/13	4,725	5,142
Equifax Inc.	4.450%	12/1/14	2,175	2,273
Equifax Inc.	6.300%	7/1/17	1,075	1,184
Equifax Inc.	7.000%	7/1/37	1,600	1,778
Fiserv Inc.	6.125%	11/20/12	10,650	11,688
Fiserv Inc.	6.800%	11/20/17	5,950	6,530
Harris Corp.	5.000%	10/1/15	3,675	3,956
Harris Corp.	5.950%	12/1/17	225	248
Hewlett-Packard Co.	4.250%	2/24/12	10,241	10,804
Hewlett-Packard Co.	6.500%	7/1/12	1,410	1,557
Hewlett-Packard Co.	4.500%	3/1/13	12,675	13,684
Hewlett-Packard Co.	6.125%	3/1/14	17,700	20,259
Hewlett-Packard Co.	4.750%	6/2/14	11,400	12,619
Hewlett-Packard Co.	5.400%	3/1/17	2,035	2,331
Hewlett-Packard Co.	5.500%	3/1/18	6,575	7,589
HP Enterprise Services LLC	6.000%	8/1/13	5,225	5,884
IBM International Group Capital LLC	5.050%	10/22/12	20,275	22,045
International Business Machines Corp.	2.100%	5/6/13	1,000	1,023
International Business Machines Corp.	7.500%	6/15/13	3,150	3,679
International Business Machines Corp.	6.500%	10/15/13	200	231
International Business Machines Corp.	5.700%	9/14/17	33,826	39,311
International Business Machines Corp.	7.625%	10/15/18	6,475	8,331
International Business Machines Corp.	7.000%	10/30/25	820	1,022
International Business Machines Corp.	6.220%	8/1/27	5,350	6,161
International Business Machines Corp.	6.500%	1/15/28	600	724
International Business Machines Corp.	5.875%	11/29/32	1,000	1,132
International Business Machines Corp.	5.600%	11/30/39	21,429	23,756

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
International Game Technology	7.500%	6/15/19	1,600	1,868
International Game Technology	5.500%	6/15/20	3,000	3,083
Intuit Inc.	5.400%	3/15/12	2,150	2,284
Intuit Inc.	5.750%	3/15/17	1,900	2,071
Lexmark International Inc.	5.900%	6/1/13	2,825	3,008
Lexmark International Inc.	6.650%	6/1/18	4,650	4,900
Maxim Integrated Products Inc.	3.450%	6/14/13	1,800	1,813
Microsoft Corp.	2.950%	6/1/14	7,800	8,158
Microsoft Corp.	4.200%	6/1/19	8,250	8,871
Microsoft Corp.	5.200%	6/1/39	2,075	2,273
Motorola Inc.	8.000%	11/1/11	6,375	6,822
Motorola Inc.	5.375%	11/15/12	4,975	5,230
Motorola Inc.	6.000%	11/15/17	15,350	16,489
Motorola Inc.	7.500%	5/15/25	850	918
Motorola Inc.	6.500%	9/1/25	118	117
Motorola Inc.	6.500%	11/15/28	48	48
Motorola Inc.	6.625%	11/15/37	352	360
Nokia Oyj	5.375%	5/15/19	5,050	5,298
Nokia Oyj	6.625%	5/15/39	4,125	4,606
Oracle Corp.	4.950%	4/15/13	6,725	7,386
Oracle Corp.	3.750%	7/8/14	1,600	1,709
Oracle Corp.	5.250%	1/15/16	19,296	21,959
Oracle Corp.	5.750%	4/15/18	13,735	15,903
Oracle Corp.	5.000%	7/8/19	14,725	16,370
Oracle Corp.	6.500%	4/15/38	5,375	6,533
Oracle Corp.	6.125%	7/8/39	7,400	8,669
Pitney Bowes Inc.	4.625%	10/1/12	3,200	3,412
Pitney Bowes Inc.	3.875%	6/15/13	4,225	4,453
Pitney Bowes Inc.	4.875%	8/15/14	250	274
Pitney Bowes Inc.	4.750%	1/15/16	12,000	12,938
Pitney Bowes Inc.	5.750%	9/15/17	3,500	3,909
Pitney Bowes Inc.	4.750%	5/15/18	275	289
Pitney Bowes Inc.	5.250%	1/15/37	450	456
Science Applications International Corp.	6.250%	7/1/12	1,000	1,091
Science Applications International Corp.	5.500%	7/1/33	1,970	1,860
Tyco Electronics Group SA	6.000%	10/1/12	850	920
Xerox Corp.	6.875%	8/15/11	13,825	14,599
Xerox Corp.	5.500%	5/15/12	2,765	2,940
Xerox Corp.	7.625%	6/15/13	3,600	3,649
Xerox Corp.	8.250%	5/15/14	6,525	7,639
Xerox Corp.	4.250%	2/15/15	4,475	4,608
Xerox Corp.	6.400%	3/15/16	4,270	4,811
Xerox Corp.	6.750%	2/1/17	3,050	3,428
Xerox Corp.	6.350%	5/15/18	11,850	13,171
Xerox Corp.	5.625%	12/15/19	1,375	1,467
Xerox Corp.	6.750%	12/15/39	1,075	1,194
Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,763	1,970
Burlington Northern Santa Fe LLC	6.750%	7/15/11	3,095	3,274
Burlington Northern Santa Fe LLC	5.900%	7/1/12	2,625	2,850
Burlington Northern Santa Fe LLC	7.000%	2/1/14	750	872
Burlington Northern Santa Fe LLC	5.650%	5/1/17	7,750	8,656
Burlington Northern Santa Fe LLC	5.750%	3/15/18	3,250	3,648
Burlington Northern Santa Fe LLC	7.000%	12/15/25	5,250	6,313
Burlington Northern Santa Fe LLC	6.200%	8/15/36	3,450	3,860
Burlington Northern Santa Fe LLC	6.150%	5/1/37	91	101
Canadian National Railway Co.	6.375%	10/15/11	1,075	1,147
Canadian National Railway Co.	4.400%	3/15/13	2,575	2,759
Canadian National Railway Co.	4.950%	1/15/14	1,875	2,064
Canadian National Railway Co.	5.800%	6/1/16	750	865
Canadian National Railway Co.	5.850%	11/15/17	1,150	1,329
Canadian National Railway Co.	5.550%	3/1/19	250	285
Canadian National Railway Co.	6.900%	7/15/28	600	734

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	6.250%	8/1/34	1,625	1,908
Canadian National Railway Co.	6.200%	6/1/36	2,675	3,139
Canadian National Railway Co.	6.375%	11/15/37	900	1,091
Canadian Pacific Railway Co.	7.125%	10/15/31	525	602
Canadian Pacific Railway Co.	5.950%	5/15/37	1,075	1,143
Con-way Inc.	6.700%	5/1/34	3,425	3,365
3 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	3,407	3,416
3 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	6,356	6,324
3 Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/19	267	270
3 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	643	648
3 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,800	1,908
CSX Corp.	6.300%	3/15/12	1,550	1,663
CSX Corp.	5.750%	3/15/13	125	137
CSX Corp.	6.250%	4/1/15	5,125	5,893
CSX Corp.	5.600%	5/1/17	1,500	1,676
CSX Corp.	7.900%	5/1/17	2,513	3,094
CSX Corp.	6.250%	3/15/18	13,175	15,130
CSX Corp.	7.375%	2/1/19	16,700	20,428
CSX Corp.	6.000%	10/1/36	5,931	6,341
CSX Corp.	6.150%	5/1/37	2,475	2,699
4 CSX Corp.	6.220%	4/30/40	5,562	6,102
3 Delta Air Lines Inc.	7.750%	12/17/19	5,311	5,723
3 Delta Air Lines Inc.	6.821%	8/10/22	9,081	9,081
Norfolk Southern Corp.	5.257%	9/17/14	45	49
Norfolk Southern Corp.	5.750%	1/15/16	1,700	1,914
Norfolk Southern Corp.	7.700%	5/15/17	5,125	6,358
Norfolk Southern Corp.	5.750%	4/1/18	2,575	2,907
Norfolk Southern Corp.	5.900%	6/15/19	6,325	7,251
Norfolk Southern Corp.	5.590%	5/17/25	534	570
Norfolk Southern Corp.	7.800%	5/15/27	3,245	4,100
Norfolk Southern Corp.	5.640%	5/17/29	1,680	1,758
Norfolk Southern Corp.	7.050%	5/1/37	10,600	13,064
Norfolk Southern Corp.	7.900%	5/15/97	1,800	2,310
Norfolk Southern Railway Co.	9.750%	6/15/20	1,554	2,173
Ryder System Inc.	5.850%	3/1/14	1,725	1,873
Ryder System Inc.	7.200%	9/1/15	3,650	4,245
Ryder System Inc.	5.850%	11/1/16	7,425	8,178
Southwest Airlines Co.	6.500%	3/1/12	6,725	7,152
Southwest Airlines Co.	5.250%	10/1/14	175	185
Southwest Airlines Co.	5.750%	12/15/16	3,300	3,482
Southwest Airlines Co.	5.125%	3/1/17	700	714
3 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	1,834	1,935
Union Pacific Corp.	6.650%	1/15/11	4,730	4,868
Union Pacific Corp.	6.125%	1/15/12	250	268
Union Pacific Corp.	6.500%	4/15/12	992	1,077
Union Pacific Corp.	5.450%	1/31/13	4,375	4,770
Union Pacific Corp.	5.375%	5/1/14	325	360
Union Pacific Corp.	7.000%	2/1/16	350	414
Union Pacific Corp.	5.650%	5/1/17	4,050	4,562
Union Pacific Corp.	5.750%	11/15/17	6,825	7,700
Union Pacific Corp.	5.700%	8/15/18	22,185	24,872
Union Pacific Corp.	7.875%	1/15/19	625	796
Union Pacific Corp.	6.625%	2/1/29	1,775	2,039
3 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	1,330	1,512
United Parcel Service Inc.	3.875%	4/1/14	10,675	11,540
United Parcel Service Inc.	5.500%	1/15/18	2,360	2,697
United Parcel Service Inc.	5.125%	4/1/19	5,850	6,683
United Parcel Service Inc.	6.200%	1/15/38	4,075	4,893
				8,822,887
Utilities (2.3%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	2,300	2,608
Alabama Power Co.	4.850%	12/15/12	1,875	2,036

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Alabama Power Co.	5.500%	10/15/17	3,500	3,960
Alabama Power Co.	6.000%	3/1/39	4,800	5,448
Ameren Energy Generating Co.	7.000%	4/15/18	95	101
Ameren Energy Generating Co.	7.950%	6/1/32	230	235
American Water Capital Corp.	6.085%	10/15/17	10,200	11,166
American Water Capital Corp.	6.593%	10/15/37	5,300	5,904
Appalachian Power Co.	5.650%	8/15/12	3,040	3,267
Appalachian Power Co.	3.400%	5/24/15	5,250	5,346
Appalachian Power Co.	7.950%	1/15/20	350	438
Appalachian Power Co.	5.800%	10/1/35	950	969
Appalachian Power Co.	7.000%	4/1/38	4,400	5,124
Arizona Public Service Co.	6.375%	10/15/11	600	633
Arizona Public Service Co.	5.800%	6/30/14	625	690
Arizona Public Service Co.	4.650%	5/15/15	2,925	3,115
Arizona Public Service Co.	5.500%	9/1/35	600	580
Atlantic City Electric Co.	7.750%	11/15/18	5,225	6,631
Baltimore Gas & Electric Co.	5.900%	10/1/16	3,525	4,066
Baltimore Gas & Electric Co.	6.350%	10/1/36	625	698
Carolina Power & Light Co.	6.500%	7/15/12	1,575	1,718
Carolina Power & Light Co.	5.125%	9/15/13	5,350	5,885
Carolina Power & Light Co.	5.300%	1/15/19	25,625	28,818
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	13,610	14,953
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	400	449
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	225	262
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	300	358
CenterPoint Energy Inc.	6.500%	5/1/18	70	77
Cleveland Electric Illuminating Co.	5.650%	12/15/13	175	194
Cleveland Electric Illuminating Co.	7.880%	11/1/17	2,677	3,284
Cleveland Electric Illuminating Co.	5.500%	8/15/24	900	984
Columbus Southern Power Co.	5.850%	10/1/35	5,450	5,825
Commonwealth Edison Co.	6.150%	3/15/12	1,750	1,891
Commonwealth Edison Co.	5.950%	8/15/16	9,030	10,333
Commonwealth Edison Co.	6.150%	9/15/17	13,650	15,660
Commonwealth Edison Co.	5.800%	3/15/18	2,975	3,381
Commonwealth Edison Co.	5.875%	2/1/33	490	530
Commonwealth Edison Co.	5.900%	3/15/36	2,375	2,592
Commonwealth Edison Co.	6.450%	1/15/38	3,025	3,551
Connecticut Light & Power Co.	6.350%	6/1/36	5,100	5,971
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	2,940	3,195
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	1,400	1,570
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,475	6,122
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	350	400
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,975	7,300
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	3,475	3,678
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,950	1,977
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,925	2,101
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,000	3,425
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	6,150	7,128
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	3,075	3,771
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	3,400	3,553
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	4,925	5,337
Consolidated Natural Gas Co.	6.250%	11/1/11	7,500	7,936
Consolidated Natural Gas Co.	5.000%	12/1/14	4,725	5,113
Constellation Energy Group Inc.	4.550%	6/15/15	17,456	18,365
Constellation Energy Group Inc.	7.600%	4/1/32	2,015	2,432
Consumers Energy Co.	5.000%	2/15/12	2,125	2,239
Consumers Energy Co.	5.375%	4/15/13	4,100	4,475
Consumers Energy Co.	5.500%	8/15/16	1,800	1,989
Consumers Energy Co.	6.125%	3/15/19	550	627
Consumers Energy Co.	6.700%	9/15/19	5,000	5,991
Consumers Energy Co.	5.650%	4/15/20	800	888
Detroit Edison Co.	6.125%	10/1/10	2,230	2,253
Detroit Edison Co.	5.700%	10/1/37	950	1,019
Dominion Resources Inc.	4.750%	12/15/10	2,000	2,033

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dominion Resources Inc.	6.250%	6/30/12	2,275	2,479
Dominion Resources Inc.	5.700%	9/17/12	730	792
Dominion Resources Inc.	5.150%	7/15/15	12,753	14,183
Dominion Resources Inc.	6.000%	11/30/17	4,625	5,263
Dominion Resources Inc.	6.400%	6/15/18	290	336
Dominion Resources Inc.	6.300%	3/15/33	1,400	1,544
Dominion Resources Inc.	5.250%	8/1/33	2,575	2,835
Dominion Resources Inc.	5.950%	6/15/35	8,775	9,309
3 Dominion Resources Inc.	7.500%	6/30/37	3,375	3,349
Dominion Resources Inc.	7.000%	6/15/38	425	516
3 Dominion Resources Inc.	6.300%	9/30/66	2,275	2,094
DPL Inc.	6.875%	9/1/11	455	481
DTE Energy Co.	6.375%	4/15/33	175	187
Duke Energy Carolinas LLC	6.250%	1/15/12	7,332	7,902
Duke Energy Carolinas LLC	5.750%	11/15/13	400	454
Duke Energy Carolinas LLC	4.300%	6/15/20	3,700	3,924
Duke Energy Carolinas LLC	6.000%	12/1/28	1,475	1,623
Duke Energy Carolinas LLC	6.450%	10/15/32	1,575	1,822
Duke Energy Carolinas LLC	6.100%	6/1/37	9,000	10,311
Duke Energy Carolinas LLC	6.000%	1/15/38	175	203
Duke Energy Carolinas LLC	6.050%	4/15/38	4,675	5,447
Duke Energy Carolinas LLC	5.300%	2/15/40	2,875	3,031
Duke Energy Corp.	6.300%	2/1/14	4,420	5,007
Duke Energy Corp.	3.950%	9/15/14	5,225	5,519
Duke Energy Corp.	3.350%	4/1/15	4,675	4,778
Duke Energy Corp.	5.050%	9/15/19	10,000	10,729
Duke Energy Indiana Inc.	5.000%	9/15/13	425	460
Duke Energy Indiana Inc.	6.050%	6/15/16	325	374
Duke Energy Indiana Inc.	6.120%	10/15/35	1,075	1,205
Duke Energy Indiana Inc.	6.350%	8/15/38	8,100	9,673
Duke Energy Indiana Inc.	6.450%	4/1/39	900	1,090
Duke Energy Ohio Inc.	5.700%	9/15/12	3,975	4,305
Duke Energy Ohio Inc.	2.100%	6/15/13	3,800	3,855
Duke Energy Ohio Inc.	5.450%	4/1/19	8	9
El Paso Electric Co.	6.000%	5/15/35	1,725	1,682
Empresa Nacional de Electricidad SA	8.350%	8/1/13	2,275	2,616
Enersis SA	7.375%	1/15/14	2,500	2,803
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	8,675	9,651
Entergy Louisiana LLC	6.500%	9/1/18	1,350	1,538
Entergy Louisiana LLC	5.400%	11/1/24	125	136
Exelon Corp.	4.900%	6/15/15	6,775	7,267
Exelon Corp.	5.625%	6/15/35	755	725
Exelon Generation Co. LLC	5.350%	1/15/14	3,148	3,429
Exelon Generation Co. LLC	5.200%	10/1/19	4,675	4,996
Exelon Generation Co. LLC	6.250%	10/1/39	5,550	5,900
FirstEnergy Corp.	6.450%	11/15/11	1,637	1,725
FirstEnergy Corp.	7.375%	11/15/31	6,476	6,855
FirstEnergy Solutions Corp.	4.800%	2/15/15	7,600	7,962
FirstEnergy Solutions Corp.	6.050%	8/15/21	75	77
FirstEnergy Solutions Corp.	6.800%	8/15/39	1,900	1,876
Florida Power & Light Co.	4.850%	2/1/13	2,375	2,567
Florida Power & Light Co.	5.550%	11/1/17	1,850	2,113
Florida Power & Light Co.	5.950%	10/1/33	225	256
Florida Power & Light Co.	5.625%	4/1/34	3,825	4,184
Florida Power & Light Co.	4.950%	6/1/35	550	550
Florida Power & Light Co.	5.400%	9/1/35	5,650	6,099
Florida Power & Light Co.	6.200%	6/1/36	3,650	4,312
Florida Power & Light Co.	5.650%	2/1/37	3,975	4,384
Florida Power & Light Co.	5.850%	5/1/37	1,675	1,898
Florida Power & Light Co.	5.950%	2/1/38	9,750	11,050
Florida Power & Light Co.	5.960%	4/1/39	2,050	2,366
Florida Power Corp.	4.800%	3/1/13	9,875	10,700
Florida Power Corp.	5.650%	6/15/18	3,100	3,549
Florida Power Corp.	6.350%	9/15/37	10,425	12,246

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power Corp.	6.400%	6/15/38	4,550	5,450
FPL Group Capital Inc.	5.625%	9/1/11	1,200	1,251
FPL Group Capital Inc.	5.350%	6/15/13	2,600	2,823
FPL Group Capital Inc.	2.550%	11/15/13	3,825	3,853
FPL Group Capital Inc.	7.875%	12/15/15	825	1,019
FPL Group Capital Inc.	6.000%	3/1/19	25,650	28,890
3 FPL Group Capital Inc.	6.350%	10/1/66	2,175	1,989
3 FPL Group Capital Inc.	6.650%	6/15/67	2,750	2,570
Georgia Power Co.	6.000%	11/1/13	3,000	3,407
Georgia Power Co.	5.700%	6/1/17	9,665	10,978
Georgia Power Co.	5.650%	3/1/37	325	348
Georgia Power Co.	5.950%	2/1/39	4,025	4,440
Georgia Power Co.	5.400%	6/1/40	3,650	3,778
Iberdrola USA Inc.	6.750%	6/15/12	4,900	5,290
Iberdrola USA Inc.	6.750%	7/15/36	3,650	3,908
Illinois Power Co.	6.125%	11/15/17	1,300	1,471
Illinois Power Co.	6.250%	4/1/18	4,425	4,929
Indiana Michigan Power Co.	7.000%	3/15/19	625	737
Indiana Michigan Power Co.	6.050%	3/15/37	8,175	8,566
3 Integrys Energy Group Inc.	6.110%	12/1/66	4,350	3,910
Interstate Power & Light Co.	6.250%	7/15/39	2,600	3,051
Jersey Central Power & Light Co.	5.625%	5/1/16	3,025	3,265
Jersey Central Power & Light Co.	5.650%	6/1/17	1,925	2,110
Kansas City Power & Light Co.	6.050%	11/15/35	1,725	1,879
3 Kansas Gas & Electric	5.647%	3/29/21	171	176
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	425	490
MidAmerican Energy Co.	5.650%	7/15/12	2,625	2,846
MidAmerican Energy Co.	5.125%	1/15/13	6,175	6,724
MidAmerican Energy Co.	5.950%	7/15/17	1,825	2,078
MidAmerican Energy Co.	5.300%	3/15/18	450	500
MidAmerican Energy Co.	6.750%	12/30/31	4,650	5,611
MidAmerican Energy Co.	5.750%	11/1/35	1,400	1,518
Midamerican Energy Holdings Co.	5.875%	10/1/12	5,845	6,329
Midamerican Energy Holdings Co.	5.000%	2/15/14	1,175	1,272
Midamerican Energy Holdings Co.	5.750%	4/1/18	9,050	10,165
Midamerican Energy Holdings Co.	8.480%	9/15/28	600	775
Midamerican Energy Holdings Co.	6.125%	4/1/36	28,526	31,599
Midamerican Energy Holdings Co.	5.950%	5/15/37	7,950	8,579
Midamerican Energy Holdings Co.	6.500%	9/15/37	1,450	1,678
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	15,216	16,664
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	2,725	2,790
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	5,775	6,386
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,265	2,459
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	6,750	7,110
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	4,600	5,109
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	11,585	12,921
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	9,980	13,850
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	3,250	4,173
Nevada Power Co.	7.125%	3/15/19	14,525	17,253
Nevada Power Co.	6.750%	7/1/37	1,175	1,353
4 Niagara Mohawk Power Corp.	4.881%	8/15/19	575	600
Nisource Finance Corp.	6.150%	3/1/13	425	460
Nisource Finance Corp.	5.400%	7/15/14	5,108	5,520
Nisource Finance Corp.	5.250%	9/15/17	925	956
Nisource Finance Corp.	6.400%	3/15/18	14,225	15,702
Nisource Finance Corp.	6.800%	1/15/19	150	169
Nisource Finance Corp.	5.450%	9/15/20	1,600	1,639
Nisource Finance Corp.	6.125%	3/1/22	2,375	2,546
Northern States Power Co.	5.250%	3/1/18	1,875	2,095
Northern States Power Co.	5.250%	7/15/35	325	340
Northern States Power Co.	6.250%	6/1/36	1,600	1,902
Northern States Power Co.	5.350%	11/1/39	3,700	3,940
Northern States Power Co./MN	6.200%	7/1/37	5,425	6,448
NSTAR	4.500%	11/15/19	1,575	1,675

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NSTAR Electric Co.	4.875%	4/15/14	2,600	2,817
NSTAR Electric Co.	5.625%	11/15/17	5,350	6,236
NSTAR Electric Co.	5.500%	3/15/40	2,950	3,226
Oglethorpe Power Corp.	5.950%	11/1/39	1,700	1,919
Ohio Edison Co.	6.400%	7/15/16	3,800	4,247
Ohio Power Co.	5.750%	9/1/13	6,725	7,466
Ohio Power Co.	6.000%	6/1/16	3,275	3,705
Oklahoma Gas & Electric Co.	5.850%	6/1/40	3,200	3,463
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	3,000	3,241
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,225	4,668
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	7,140	8,099
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	7,725	9,105
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	4,171	5,012
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,125	2,497
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,680	4,426
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,805	2,258
Pacific Gas & Electric Co.	4.800%	3/1/14	16,825	18,292
Pacific Gas & Electric Co.	5.625%	11/30/17	3,425	3,874
Pacific Gas & Electric Co.	8.250%	10/15/18	475	609
Pacific Gas & Electric Co.	6.050%	3/1/34	13,598	15,162
Pacific Gas & Electric Co.	5.800%	3/1/37	15,825	17,188
Pacific Gas & Electric Co.	6.250%	3/1/39	3,775	4,363
PacifiCorp	6.900%	11/15/11	6,150	6,619
PacifiCorp	7.700%	11/15/31	1,025	1,378
PacifiCorp	5.250%	6/15/35	100	103
PacifiCorp	6.250%	10/15/37	6,625	7,785
PacifiCorp	6.000%	1/15/39	875	1,007
Peco Energy Co.	5.350%	3/1/18	2,675	2,969
Pennsylvania Electric Co.	6.050%	9/1/17	2,250	2,499
Pennsylvania Electric Co.	5.200%	4/1/20	10,400	10,893
Pennsylvania Electric Co.	6.150%	10/1/38	10,400	11,054
Pepco Holdings Inc.	6.450%	8/15/12	6,625	7,271
Pepco Holdings Inc.	7.450%	8/15/32	1,225	1,458
Potomac Electric Power Co.	6.500%	11/15/37	7,882	9,435
PPL Electric Utilities Corp.	6.250%	5/15/39	4,600	5,357
PPL Energy Supply LLC	6.400%	11/1/11	10,200	10,806
PPL Energy Supply LLC	6.300%	7/15/13	2,950	3,273
PPL Energy Supply LLC	5.400%	8/15/14	800	882
PPL Energy Supply LLC	6.200%	5/15/16	1,545	1,741
PPL Energy Supply LLC	6.500%	5/1/18	8,025	8,883
Progress Energy Inc.	6.850%	4/15/12	1,675	1,826
Progress Energy Inc.	6.050%	3/15/14	875	981
Progress Energy Inc.	5.625%	1/15/16	1,275	1,427
Progress Energy Inc.	7.050%	3/15/19	1,400	1,661
Progress Energy Inc.	4.875%	12/1/19	8,100	8,592
Progress Energy Inc.	7.750%	3/1/31	1,525	1,946
Progress Energy Inc.	7.000%	10/30/31	4,400	5,223
Progress Energy Inc.	6.000%	12/1/39	6,700	7,238
PSEG Power LLC	6.950%	6/1/12	15,800	17,278
4 PSEG Power LLC	2.500%	4/15/13	1,775	1,795
PSEG Power LLC	5.000%	4/1/14	3,150	3,370
PSEG Power LLC	5.500%	12/1/15	14,230	15,807
4 PSEG Power LLC	5.125%	4/15/20	1,001	1,039
PSEG Power LLC	8.625%	4/15/31	350	458
Public Service Co. of Colorado	7.875%	10/1/12	8,525	9,742
Public Service Co. of Colorado	5.500%	4/1/14	165	183
Public Service Co. of Colorado	5.800%	8/1/18	1,475	1,718
Public Service Co. of Colorado	5.125%	6/1/19	8,825	9,778
Public Service Co. of Colorado	6.250%	9/1/37	2,325	2,754
Public Service Co. of Oklahoma	5.150%	12/1/19	100	105
Public Service Co. of Oklahoma	6.625%	11/15/37	4,675	5,378
Public Service Electric & Gas Co.	2.700%	5/1/15	3,300	3,353
Public Service Electric & Gas Co.	5.250%	7/1/35	475	499
Public Service Electric & Gas Co.	5.800%	5/1/37	4,600	5,215

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puget Sound Energy Inc.	5.483%	6/1/35	800	798
Puget Sound Energy Inc.	6.274%	3/15/37	5,175	5,733
Puget Sound Energy Inc.	5.757%	10/1/39	2,675	2,755
Puget Sound Energy Inc.	5.795%	3/15/40	1,515	1,580
Puget Sound Energy Inc.	5.764%	7/15/40	1,700	1,758
San Diego Gas & Electric Co.	5.300%	11/15/15	2,100	2,399
San Diego Gas & Electric Co.	5.350%	5/15/35	800	858
San Diego Gas & Electric Co.	6.125%	9/15/37	250	298
San Diego Gas & Electric Co.	6.000%	6/1/39	900	1,060
Sierra Pacific Power Co.	6.000%	5/15/16	3,750	4,212
Sierra Pacific Power Co.	6.750%	7/1/37	4,250	4,862
South Carolina Electric & Gas Co.	6.500%	11/1/18	1,710	2,058
South Carolina Electric & Gas Co.	6.625%	2/1/32	2,125	2,546
South Carolina Electric & Gas Co.	5.300%	5/15/33	220	226
South Carolina Electric & Gas Co.	6.050%	1/15/38	4,300	4,936
Southern California Edison Co.	5.000%	1/15/14	3,200	3,514
Southern California Edison Co.	4.650%	4/1/15	3,600	3,995
Southern California Edison Co.	5.000%	1/15/16	1,175	1,320
Southern California Edison Co.	5.500%	8/15/18	400	456
Southern California Edison Co.	6.650%	4/1/29	100	118
Southern California Edison Co.	6.000%	1/15/34	6,975	8,094
Southern California Edison Co.	5.750%	4/1/35	925	1,044
Southern California Edison Co.	5.350%	7/15/35	4,400	4,684
Southern California Edison Co.	5.550%	1/15/36	1,400	1,532
Southern California Edison Co.	5.625%	2/1/36	6,275	6,935
Southern California Edison Co.	5.550%	1/15/37	6,975	7,645
Southern California Edison Co.	5.950%	2/1/38	410	475
Southern Co.	5.300%	1/15/12	2,250	2,383
Southern Co.	4.150%	5/15/14	3,850	4,075
Southern Power Co.	6.250%	7/15/12	3,280	3,571
Southern Power Co.	4.875%	7/15/15	6,550	7,136
Southwestern Electric Power Co.	5.550%	1/15/17	400	431
Southwestern Electric Power Co.	6.450%	1/15/19	3,625	3,976
Southwestern Electric Power Co.	6.200%	3/15/40	2,175	2,263
Tampa Electric Co.	6.375%	8/15/12	3,950	4,303
Tampa Electric Co.	6.100%	5/15/18	275	310
Tampa Electric Co.	6.550%	5/15/36	3,000	3,432
Teco Finance Inc.	4.000%	3/15/16	2,650	2,725
Teco Finance Inc.	5.150%	3/15/20	2,475	2,582
Toledo Edison Co.	6.150%	5/15/37	6,525	7,012
TransAlta Corp.	4.750%	1/15/15	1,050	1,107
TransAlta Corp.	6.650%	5/15/18	1,325	1,479
Union Electric Co.	5.400%	2/1/16	3,225	3,457
Union Electric Co.	6.700%	2/1/19	6,566	7,691
Union Electric Co.	8.450%	3/15/39	2,725	3,879
United Utilities PLC	5.375%	2/1/19	4,950	5,099
Virginia Electric and Power Co.	5.100%	11/30/12	800	869
Virginia Electric and Power Co.	5.400%	1/15/16	1,300	1,462
Virginia Electric and Power Co.	5.000%	6/30/19	3,500	3,825
Virginia Electric and Power Co.	6.000%	1/15/36	5,575	6,202
Virginia Electric and Power Co.	6.000%	5/15/37	3,375	3,764
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,027
Virginia Electric and Power Co.	8.875%	11/15/38	675	981
Wisconsin Electric Power Co.	6.000%	4/1/14	950	1,084
Wisconsin Electric Power Co.	4.250%	12/15/19	4,600	4,767
Wisconsin Electric Power Co.	5.625%	5/15/33	1,025	1,112
Wisconsin Electric Power Co.	5.700%	12/1/36	825	896
3 Wisconsin Energy Corp.	6.250%	5/15/67	14,025	12,892
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,302
Wisconsin Power & Light Co.	6.375%	8/15/37	4,250	5,007
Xcel Energy Inc.	5.613%	4/1/17	592	650
Xcel Energy Inc.	4.700%	5/15/20	1,000	1,041
Xcel Energy Inc.	6.500%	7/1/36	3,050	3,526

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Natural Gas (0.6%)
AGL Capital Corp.	5.250%	8/15/19	1,100	1,162
AGL Capital Corp.	6.000%	10/1/34	150	158
Atmos Energy Corp.	4.950%	10/15/14	3,320	3,620
Atmos Energy Corp.	8.500%	3/15/19	2,275	2,854
Boardwalk Pipelines LP	5.500%	2/1/17	3,225	3,338
British Transco Finance Inc.	6.625%	6/1/18	1,625	1,895
Buckeye Partners LP	6.050%	1/15/18	350	379
CenterPoint Energy Resources Corp.	7.875%	4/1/13	3,505	4,025
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,481
DCP Midstream LLC	8.125%	8/16/30	325	394
El Paso Natural Gas Co.	5.950%	4/15/17	15,930	16,845
El Paso Natural Gas Co.	8.625%	1/15/22	6,755	8,096
Enbridge Energy Partners LP	6.500%	4/15/18	2,225	2,485
Enbridge Energy Partners LP	9.875%	3/1/19	4,975	6,521
Enbridge Energy Partners LP	7.500%	4/15/38	7,120	8,339
Enbridge Inc.	5.800%	6/15/14	175	195
Enbridge Inc.	5.600%	4/1/17	275	306
Energy Transfer Partners LP	5.650%	8/1/12	4,925	5,185
Energy Transfer Partners LP	6.000%	7/1/13	10,417	11,140
Energy Transfer Partners LP	8.500%	4/15/14	8,375	9,705
Energy Transfer Partners LP	5.950%	2/1/15	8,475	9,069
Energy Transfer Partners LP	6.125%	2/15/17	1,225	1,281
Energy Transfer Partners LP	9.000%	4/15/19	9,600	11,332
Energy Transfer Partners LP	6.625%	10/15/36	2,050	1,970
Energy Transfer Partners LP	7.500%	7/1/38	2,590	2,636
6 Enron Corp.	7.625%	9/10/04	1,600	4
6 Enron Corp.	6.625%	11/15/05	1,075	2
6 Enron Corp.	7.125%	5/15/07	6,846	16
6 Enron Corp.	6.875%	10/15/07	6,700	15
6 Enron Corp.	6.750%	8/1/09	5,145	12
Enterprise Products Operating LLC	4.600%	8/1/12	22,975	23,988
Enterprise Products Operating LLC	5.650%	4/1/13	3,475	3,755
Enterprise Products Operating LLC	5.900%	4/15/13	2,175	2,367
Enterprise Products Operating LLC	9.750%	1/31/14	16,675	20,151
Enterprise Products Operating LLC	5.600%	10/15/14	4,726	5,157
Enterprise Products Operating LLC	6.300%	9/15/17	12,850	14,391
Enterprise Products Operating LLC	6.650%	4/15/18	2,425	2,731
Enterprise Products Operating LLC	6.500%	1/31/19	2,775	3,094
Enterprise Products Operating LLC	6.875%	3/1/33	1,950	2,122
Enterprise Products Operating LLC	6.650%	10/15/34	650	691
Enterprise Products Operating LLC	7.550%	4/15/38	1,375	1,609
Enterprise Products Operating LLC	6.450%	9/1/40	400	419
EQT Corp.	6.500%	4/1/18	11,475	12,536
EQT Corp.	8.125%	6/1/19	325	382
6 HNG Internorth	9.625%	3/15/06	3,680	8
KeySpan Corp.	8.000%	11/15/30	50	65
Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,660	6,148
Kinder Morgan Energy Partners LP	5.850%	9/15/12	6,595	7,082
Kinder Morgan Energy Partners LP	5.000%	12/15/13	12,565	13,436
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,925	2,035
Kinder Morgan Energy Partners LP	5.625%	2/15/15	300	326
Kinder Morgan Energy Partners LP	6.000%	2/1/17	150	164
Kinder Morgan Energy Partners LP	5.950%	2/15/18	10,325	11,218
Kinder Morgan Energy Partners LP	6.850%	2/15/20	2,025	2,318
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	379
Kinder Morgan Energy Partners LP	5.800%	3/15/35	100	94
Kinder Morgan Energy Partners LP	6.500%	2/1/37	4,725	4,878
Kinder Morgan Energy Partners LP	6.950%	1/15/38	3,200	3,427
Kinder Morgan Energy Partners LP	6.500%	9/1/39	6,000	6,200
Magellan Midstream Partners LP	5.650%	10/15/16	875	947
Magellan Midstream Partners LP	6.550%	7/15/19	4,525	5,103
National Grid PLC	6.300%	8/1/16	8,600	9,796

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
NuStar Logistics LP	7.650%	4/15/18	4,825	5,559
Oneok Inc.	5.200%	6/15/15	4,000	4,232
Oneok Inc.	6.000%	6/15/35	2,275	2,149
ONEOK Partners LP	5.900%	4/1/12	3,000	3,198
ONEOK Partners LP	6.150%	10/1/16	4,525	5,105
ONEOK Partners LP	8.625%	3/1/19	15,775	19,512
ONEOK Partners LP	6.650%	10/1/36	12,525	12,840
ONEOK Partners LP	6.850%	10/15/37	4,925	5,176
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	8,050	8,172
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	1,050	1,120
Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	8,750	9,096
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	4,440	4,845
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	925	1,011
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	2,475	2,966
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	1,400	1,453
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,000	1,000
Sempra Energy	6.000%	2/1/13	700	768
Sempra Energy	6.150%	6/15/18	100	114
Sempra Energy	6.000%	10/15/39	1,700	1,808
Southern California Gas Co.	5.750%	11/15/35	950	1,052
4 Southern Natural Gas Co.	5.900%	4/1/17	7,465	7,915
Southern Natural Gas Co.	8.000%	3/1/32	5,620	6,414
Southern Union Co.	7.600%	2/1/24	800	875
Spectra Energy Capital LLC	6.250%	2/15/13	1,146	1,246
Spectra Energy Capital LLC	5.500%	3/1/14	3,125	3,321
Spectra Energy Capital LLC	5.668%	8/15/14	150	163
Spectra Energy Capital LLC	6.200%	4/15/18	925	1,021
Spectra Energy Capital LLC	6.750%	2/15/32	2,250	2,369
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	875	881
Texas Eastern Transmission LP	7.000%	7/15/32	200	239
Texas Gas Transmission LLC	4.600%	6/1/15	2,875	3,017
TransCanada PipeLines Ltd.	4.000%	6/15/13	3,950	4,198
TransCanada PipeLines Ltd.	6.500%	8/15/18	10,300	12,021
TransCanada PipeLines Ltd.	7.125%	1/15/19	4,525	5,542
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,055	3,016
TransCanada PipeLines Ltd.	5.850%	3/15/36	13,375	13,645
TransCanada PipeLines Ltd.	6.200%	10/15/37	7,325	7,936
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,500	1,824
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,279	1,618
TransCanada PipeLines Ltd.	6.100%	6/1/40	475	509
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	11,021	9,877
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	2,675	2,818
4 Williams Partners LP	3.800%	2/15/15	2,900	2,937
4 Williams Partners LP	5.250%	3/15/20	15,950	16,449
4 Williams Partners LP	6.300%	4/15/40	4,400	4,429
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	9,225	10,519
Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	7,020	7,767
Veolia Environnement	6.750%	6/1/38	125	145
				1,883,786

Total Corporate Bonds (Cost $15,429,290)				16,441,614

Sovereign Bonds (U.S. Dollar-Denominated) (4.0%)
African Development Bank	1.000%	11/23/11	5,575	5,563
African Development Bank	1.750%	10/1/12	4,450	4,509
African Development Bank	1.625%	2/11/13	7,425	7,483
African Development Bank	3.000%	5/27/14	17,625	18,211
Asian Development Bank	2.125%	3/15/12	4,725	4,844
Asian Development Bank	4.500%	9/4/12	1,050	1,128
Asian Development Bank	1.625%	7/15/13	16,500	16,608
Asian Development Bank	3.625%	9/5/13	23,500	25,249
Asian Development Bank	2.750%	5/21/14	18,145	18,712
Asian Development Bank	4.250%	10/20/14	5,875	6,413

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Asian Development Bank	2.625%	2/9/15	24,975	25,727
Asian Development Bank	5.500%	6/27/16	1,875	2,176
Asian Development Bank	5.250%	6/12/17	600	701
Asian Development Bank	5.593%	7/16/18	3,528	4,073
Brazilian Government International Bond	11.000%	1/11/12	4,175	4,780
Brazilian Government International Bond	10.250%	6/17/13	2,200	2,684
Brazilian Government International Bond	7.875%	3/7/15	8,200	9,725
Brazilian Government International Bond	6.000%	1/17/17	24,225	26,611
3 Brazilian Government International Bond	8.000%	1/15/18	21,716	25,169
Brazilian Government International Bond	5.875%	1/15/19	41,550	45,497
Brazilian Government International Bond	8.875%	10/14/19	11,650	15,227
Brazilian Government International Bond	4.875%	1/22/21	1,400	1,408
Brazilian Government International Bond	8.875%	4/15/24	1,500	2,032
Brazilian Government International Bond	8.875%	4/15/24	3,125	4,203
Brazilian Government International Bond	8.750%	2/4/25	12,250	16,513
Brazilian Government International Bond	10.125%	5/15/27	12,325	18,457
Brazilian Government International Bond	8.250%	1/20/34	18,750	24,797
Brazilian Government International Bond	7.125%	1/20/37	16,706	19,977
Brazilian Government International Bond	11.000%	8/17/40	26,225	35,194
Brazilian Government International Bond	5.625%	1/7/41	17,925	17,665
Canada Government International Bond	2.375%	9/10/14	4,175	4,298
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,075	1,084
Chile Government International Bond	7.125%	1/11/12	3,225	3,477
Chile Government International Bond	5.500%	1/15/13	2,965	3,225
China Development Bank Corp.	4.750%	10/8/14	3,700	4,044
China Development Bank Corp.	5.000%	10/15/15	1,450	1,587
China Government International Bond	4.750%	10/29/13	5,700	6,242
Corp Andina de Fomento	8.125%	6/4/19	11,900	14,628
Corp. Andina de Fomento	5.200%	5/21/13	4,500	4,858
Corp. Andina de Fomento	5.750%	1/12/17	16,625	17,858
Council Of Europe Development Bank	2.750%	2/10/15	5,675	5,796
7 Development Bank of Japan	4.250%	6/9/15	2,050	2,241
Eksportfinans ASA	1.875%	4/2/13	400	403
Eksportfinans ASA	3.000%	11/17/14	7,250	7,498
Eksportfinans ASA	5.500%	5/25/16	9,520	10,828
Eksportfinans ASA	5.500%	6/26/17	7,500	8,570
European Bank for Reconstruction & Development	2.750%	4/20/15	19,100	19,492
European Investment Bank	3.125%	7/15/11	4,225	4,326
European Investment Bank	3.250%	10/14/11	14,625	15,094
European Investment Bank	2.625%	11/15/11	3,275	3,360
European Investment Bank	2.000%	2/10/12	66,975	68,184
European Investment Bank	4.625%	3/21/12	27,400	29,088
4 European Investment Bank	1.125%	4/16/12	12,500	12,556
European Investment Bank	1.750%	9/14/12	10,850	11,005
^ European Investment Bank	1.625%	3/15/13	12,800	12,869
European Investment Bank	2.875%	3/15/13	8,100	8,412
European Investment Bank	3.250%	5/15/13	20,400	21,448
European Investment Bank	1.875%	6/17/13	11,650	11,796
European Investment Bank	4.250%	7/15/13	33,575	36,358
^ European Investment Bank	2.375%	3/14/14	24,750	25,298
European Investment Bank	4.625%	5/15/14	35,482	39,110
European Investment Bank	3.125%	6/4/14	58,950	61,829
European Investment Bank	2.875%	1/15/15	15,400	16,057
European Investment Bank	2.750%	3/23/15	20,100	20,587
European Investment Bank	4.875%	2/16/16	15,000	16,890
European Investment Bank	5.125%	9/13/16	2,150	2,475
European Investment Bank	4.875%	1/17/17	21,025	23,683
European Investment Bank	5.125%	5/30/17	28,275	32,455
European Investment Bank	4.875%	2/15/36	300	319
Export Development Canada	2.625%	3/15/11	16	16
Export Development Canada	3.750%	7/15/11	50	51
Export Development Canada	2.625%	11/15/11	5,075	5,198
Export Development Canada	2.375%	3/19/12	10,300	10,547
Export Development Canada	1.750%	9/24/12	20,975	21,262

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Export Development Canada	3.500%	5/16/13	9,600	10,007
	Export Development Canada	3.125%	4/24/14	225	236
^	Export Development Canada	2.250%	5/28/15	3,500	3,538
	Export-Import Bank of Korea	5.500%	10/17/12	8,350	8,810
	Export-Import Bank of Korea	8.125%	1/21/14	21,050	24,036
	Export-Import Bank of Korea	5.875%	1/14/15	9,950	10,771
	Export-Import Bank of Korea	5.125%	3/16/15	2,500	2,658
	Export-Import Bank of Korea	4.125%	9/9/15	4,925	4,998
	Export-Import Bank of Korea	5.125%	6/29/20	5,200	5,234
	Financement-Quebec	5.000%	10/25/12	3,725	4,047
	Hungary Government International Bond	4.750%	2/3/15	3,100	3,070
	Hydro Quebec	6.300%	5/11/11	16,325	17,062
	Hydro Quebec	8.000%	2/1/13	9,675	11,222
	Hydro Quebec	7.500%	4/1/16	1,975	2,465
	Hydro Quebec	8.400%	1/15/22	2,675	3,714
	Hydro Quebec	8.050%	7/7/24	2,975	4,241
	Hydro Quebec	8.500%	12/1/29	400	569
	Inter-American Development Bank	4.375%	9/20/12	80	86
	Inter-American Development Bank	4.750%	10/19/12	4,525	4,893
	Inter-American Development Bank	3.500%	3/15/13	9,375	9,923
	Inter-American Development Bank	1.625%	7/15/13	1,000	1,008
	Inter-American Development Bank	3.000%	4/22/14	25,200	26,365
	Inter-American Development Bank	2.250%	7/15/15	8,100	8,152
	Inter-American Development Bank	4.250%	9/14/15	6,525	7,236
	Inter-American Development Bank	5.125%	9/13/16	200	230
	Inter-American Development Bank	4.250%	9/10/18	18,200	19,770
	Inter-American Development Bank	3.875%	9/17/19	57,400	60,427
	Inter-American Development Bank	3.875%	2/14/20	6,425	6,792
	Inter-American Development Bank	7.000%	6/15/25	2,775	3,559
	International Bank for Reconstruction & Development	3.125%	11/15/11	825	851
	International Bank for Reconstruction & Development	2.000%	4/2/12	39,065	39,831
	International Bank for Reconstruction & Development	1.750%	7/15/13	17,275	17,536
	International Bank for Reconstruction & Development	3.500%	10/8/13	22,025	23,572
	International Bank for Reconstruction & Development	2.375%	5/26/15	33,775	34,302
	International Bank for Reconstruction & Development	5.000%	4/1/16	14,525	16,448
	International Bank for Reconstruction & Development	7.625%	1/19/23	3,250	4,564
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,617
	International Bank for Reconstruction & Development	4.750%	2/15/35	1,575	1,720
	International Finance Corp.	3.500%	5/15/13	7,100	7,593
	International Finance Corp.	3.000%	4/22/14	26,437	27,659
	International Finance Corp.	2.750%	4/20/15	10,375	10,721
	Israel Government International Bond	4.625%	6/15/13	2,375	2,545
	Israel Government International Bond	5.125%	3/1/14	800	876
	Israel Government International Bond	5.500%	11/9/16	7,650	8,577
	Israel Government International Bond	5.125%	3/26/19	18,700	20,019
7	Japan Bank for International Cooperation	2.125%	11/5/12	12,450	12,699
	Japan Bank for International Cooperation	4.375%	11/26/12	5,450	5,793
	Japan Bank for International Cooperation	4.250%	6/18/13	20,125	21,547
7	Japan Bank for International Cooperation	2.875%	2/2/15	16,150	16,590
^,7	Japan Finance Corp.	1.500%	7/6/12	12,925	12,975
7	Japan Finance Organization for Municipalities	4.625%	4/21/15	6,850	7,586
	Japan Finance Organization for Municipalities	5.000%	5/16/17	4,000	4,425
	Korea Development Bank	5.300%	1/17/13	2,475	2,608
	Korea Development Bank	5.750%	9/10/13	9,940	10,737
	Korea Development Bank	8.000%	1/23/14	10,800	12,313
	Korea Development Bank	4.375%	8/10/15	4,150	4,246
	Korea Electric Power Corp.	7.750%	4/1/13	6,075	6,837
	Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	14,132	14,574
8	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	52,800	53,703
8	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	8,675	8,870
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	13,300	14,223
^,8	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	17,000	17,091
8	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	25,500	25,837
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	80,400	84,119

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,075	12,752
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	23,825	25,579
8	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	21,825	23,107
	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	1,425	1,541
^,8	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	15,275	15,677
^,8	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	16,700	17,009
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	28,250	31,670
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	14,175	15,063
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	14,325	15,024
8	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	24,425	27,104
8	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	1,800	1,881
	Landesbank Baden-Wuerttemberg	6.350%	4/1/12	2,000	2,167
9	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.875%	1/13/12	9,375	9,835
8	Landwirtschaftliche Rentenbank	5.250%	7/2/12	7,425	8,063
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	18,950	19,279
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	20,750	21,548
	Landwirtschaftliche Rentenbank	4.125%	7/15/13	7,325	7,818
8	Landwirtschaftliche Rentenbank	3.125%	7/15/15	9,650	10,103
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	9,250	10,357
8	Landwirtschaftliche Rentenbank	5.000%	11/8/16	76	86
8	Landwirtschaftliche Rentenbank	5.125%	2/1/17	6,975	7,970
	Malaysia Government International Bond	7.500%	7/15/11	9,575	10,157
	Mexico Government International Bond	7.500%	1/14/12	2,475	2,679
	Mexico Government International Bond	6.375%	1/16/13	9,477	10,392
	Mexico Government International Bond	6.625%	3/3/15	2,433	2,774
	Mexico Government International Bond	11.375%	9/15/16	4,775	6,733
	Mexico Government International Bond	5.625%	1/15/17	42,496	46,478
	Mexico Government International Bond	5.125%	1/15/20	850	890
	Mexico Government International Bond	8.300%	8/15/31	10,300	13,699
	Mexico Government International Bond	6.750%	9/27/34	69,651	80,335
	Nordic Investment Bank	1.625%	1/28/13	12,000	12,100
	Nordic Investment Bank	2.625%	10/6/14	9,600	9,897
	Nordic Investment Bank	2.500%	7/15/15	9,200	9,354
	Nordic Investment Bank	5.000%	2/1/17	5,200	5,932
	Oesterreichische Kontrollbank AG	3.125%	10/14/11	7,645	7,854
10	Oesterreichische Kontrollbank AG	4.750%	11/8/11	2,525	2,650
10	Oesterreichische Kontrollbank AG	1.875%	3/21/12	16,675	16,912
10	Oesterreichische Kontrollbank AG	4.750%	10/16/12	4,975	5,386
10	Oesterreichische Kontrollbank AG	1.750%	3/11/13	16,500	16,646
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	125	137
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	13,400	14,814
	Ontario Electricity Financial Corp.	7.450%	3/31/13	3,950	4,495
	Panama Government International Bond	5.200%	1/30/20	20,125	20,948
	Panama Government International Bond	7.125%	1/29/26	13,450	15,602
	Panama Government International Bond	8.875%	9/30/27	650	861
	Panama Government International Bond	9.375%	4/1/29	800	1,106
	Panama Government International Bond	6.700%	1/26/36	7,250	8,011
	Pemex Project Funding Master Trust	9.125%	10/13/10	335	341
	Pemex Project Funding Master Trust	5.750%	3/1/18	31,900	33,366
	Pemex Project Funding Master Trust	6.625%	6/15/35	13,230	13,428
	Pemex Project Funding Master Trust	6.625%	6/15/38	5,975	6,138
	Peruvian Government International Bond	7.125%	3/30/19	18,700	22,113
	Peruvian Government International Bond	7.350%	7/21/25	8,475	10,128
	Peruvian Government International Bond	8.750%	11/21/33	11,392	15,452
3	Peruvian Government International Bond	6.550%	3/14/37	12,500	13,750
	Petrobras International Finance Co.	6.125%	10/6/16	13,763	14,893
	Petrobras International Finance Co.	5.875%	3/1/18	18,650	19,427
	Petrobras International Finance Co.	8.375%	12/10/18	10,250	12,008
	Petrobras International Finance Co.	7.875%	3/15/19	19,808	22,656
	Petrobras International Finance Co.	6.875%	1/20/40	5,800	5,847
	Petrobras International Finance Co. - Pifco	5.750%	1/20/20	5,600	5,608
4	Petroleos Mexicanos	4.875%	3/15/15	6,600	6,834
	Petroleos Mexicanos	8.000%	5/3/19	5,200	6,207
4	Petroleos Mexicanos	6.000%	3/5/20	10,325	10,799

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Petronas Capital Ltd.	5.250%	8/12/19	1,000	1,056
Poland Government International Bond	6.250%	7/3/12	8,725	9,379
Poland Government International Bond	5.250%	1/15/14	1,695	1,805
Poland Government International Bond	5.000%	10/19/15	2,875	3,026
Poland Government International Bond	6.375%	7/15/19	37,925	41,433
Province of British Columbia Canada	2.850%	6/15/15	15,300	15,832
Province of Manitoba Canada	2.125%	4/22/13	4,850	4,942
Province of Manitoba Canada	2.625%	7/15/15	8,750	8,960
Province of Manitoba Canada	4.900%	12/6/16	3,700	4,129
Province of Nova Scotia Canada	5.750%	2/27/12	1,650	1,774
Province of Ontario Canada	5.000%	10/18/11	15,725	16,603
Province of Ontario Canada	1.875%	11/19/12	20,300	20,537
Province of Ontario Canada	4.100%	6/16/14	27,670	29,705
^ Province of Ontario Canada	2.950%	2/5/15	4,800	4,923
Province of Ontario Canada	2.700%	6/16/15	23,375	23,612
Province of Ontario Canada	4.750%	1/19/16	2,075	2,304
Province of Ontario Canada	5.450%	4/27/16	30,325	34,855
Province of Ontario Canada	4.000%	10/7/19	19,775	20,408
Province of Ontario Canada	4.400%	4/14/20	20,575	21,937
Province of Quebec Canada	4.875%	5/5/14	4,125	4,576
Province of Quebec Canada	4.600%	5/26/15	7,600	8,406
Province of Quebec Canada	5.125%	11/14/16	18,050	20,447
Province of Quebec Canada	4.625%	5/14/18	16,250	18,005
Province of Quebec Canada	7.125%	2/9/24	905	1,182
Province of Quebec Canada	7.500%	9/15/29	7,877	10,931
Province of Saskatchewan Canada	7.375%	7/15/13	1,375	1,603
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	350	374
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	350	387
Region of Lombardy Italy	5.804%	10/25/32	6,395	6,398
Republic of Italy	3.500%	7/15/11	7,425	7,568
Republic of Italy	5.625%	6/15/12	11,675	12,204
Republic of Italy	2.125%	10/5/12	27,250	26,792
Republic of Italy	4.375%	6/15/13	125	129
Republic of Italy	4.500%	1/21/15	14,350	14,565
Republic of Italy	3.125%	1/26/15	24,800	23,959
Republic of Italy	4.750%	1/25/16	22,250	22,677
Republic of Italy	5.250%	9/20/16	31,326	32,572
Republic of Italy	6.875%	9/27/23	11,450	13,030
Republic of Italy	5.375%	6/15/33	16,075	15,512
Republic of Korea	4.250%	6/1/13	19,300	20,196
Republic of Korea	5.750%	4/16/14	8,700	9,517
Republic of Korea	4.875%	9/22/14	425	454
Republic of Korea	7.125%	4/16/19	7,975	9,549
Republic of Korea	5.625%	11/3/25	1,425	1,553
South Africa Government International Bond	7.375%	4/25/12	7,775	8,485
South Africa Government International Bond	6.500%	6/2/14	2,425	2,713
South Africa Government International Bond	6.875%	5/27/19	15,125	17,300
South Africa Government International Bond	5.500%	3/9/20	11,500	11,889
South Africa Government International Bond	5.875%	5/30/22	4,300	4,526
Svensk Exportkredit AB	3.250%	9/16/14	7,775	8,108
Svensk Exportkredit AB	5.125%	3/1/17	1,350	1,505
4 Temasek Financial I Ltd.	5.375%	11/23/39	500	537
United Mexican States	5.875%	2/17/14	16,575	18,166
United Mexican States	5.950%	3/19/19	23,200	25,520
United Mexican States	6.050%	1/11/40	7,375	7,722

Total Sovereign Bonds (Cost $3,197,198)				3,343,808

Taxable Municipal Bonds (0.6%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	950	991
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	2,375	2,390
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	4,075	4,103
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	6,275	6,626

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Board of Regents of the Univ. of Texas System Rev.
Financing System	5.134%	8/15/42	100	103
Board of Trustees of The Leland Stanford Junior
University	3.625%	5/1/14	7,650	8,140
Board of Trustees of The Leland Stanford Junior
University	4.250%	5/1/16	2,250	2,437
California GO	5.250%	4/1/14	3,425	3,606
California GO	5.750%	3/1/17	10,750	11,332
California GO	6.200%	3/1/19	1,400	1,477
California GO	6.200%	10/1/19	11,175	11,719
California GO	7.500%	4/1/34	23,775	25,368
California GO	5.650%	4/1/39	3,775	4,034
California GO	7.300%	10/1/39	3,250	3,419
California GO	7.350%	11/1/39	21,900	23,044
California GO	7.625%	3/1/40	8,250	8,933
Central Puget Sound WA Regional Transit Auth. Sales
& Use Tax Rev.	5.491%	11/1/39	1,500	1,645
Chicago IL Board of Educ. GO	6.138%	12/1/39	650	668
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	9,350	10,185
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	950	1,009
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	1,500	1,625
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	2,850	2,991
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	8,125	9,146
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	1,475	1,565
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	6,375	6,708
Connecticut GO	5.850%	3/15/32	5,375	6,210
Cook County IL GO	6.229%	11/15/34	1,950	1,957
Curators of the Univ. of Missouri System Fac. Rev.	5.960%	11/1/39	3,000	3,307
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	2,100	2,287
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,050	1,186
Dartmouth College	4.750%	6/1/19	700	761
Denver CO City & County School Dist.	5.664%	12/1/33	1,325	1,424
District of Columbia Income Tax Rev.	5.591%	12/1/34	1,125	1,228
East Baton Rouge LA Sewer Commission Rev.	6.087%	2/1/45	2,300	2,368
East Bay CA Muni. Util. Dist. Water System Rev.	5.874%	6/1/40	1,000	1,089
Georgia GO	4.503%	11/1/25	6,100	6,463
Howard Hughes Medical Institute	3.450%	9/1/14	4,050	4,275
Illinois GO	2.766%	1/1/12	9,600	9,673
Illinois GO	4.071%	1/1/14	9,600	9,542
Illinois GO	4.950%	6/1/23	13,275	12,324
Illinois GO	5.100%	6/1/33	41,924	33,195
Illinois GO	6.630%	2/1/35	2,800	2,713
Illinois GO	6.725%	4/1/35	5,275	5,216
Illinois State Tollway Highway Auth. Toll Highway Rev.	6.184%	1/1/34	880	916
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.851%	12/1/34	1,650	1,682
Indianapolis IN Local Public Improvement Bond Bank
Notes	6.116%	1/15/40	9,700	10,480
Johns Hopkins University	5.250%	7/1/19	7,950	8,891
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)	5.501%	5/1/34	4,650	4,904
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	1,700	1,948
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	2,000	2,015
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	6,350	6,927
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	1,550	1,593
Los Angeles CA USD GO	5.750%	7/1/34	4,825	4,831
Los Angeles CA USD GO	6.758%	7/1/34	2,525	2,887
Maryland Transp. Auth. Rev.	5.888%	7/1/43	2,100	2,327
Massachusetts GO	5.456%	12/1/39	5,300	5,622
Massachusetts School Building Auth. Dedicated Sales
Tax Rev.	5.715%	8/15/39	2,550	2,802
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	2,825	2,820
Metro. Govt. of Nashville & Davidson County TN GO	5.707%	7/1/34	2,625	2,725
Metro. New York Transp. Auth. Rev.	6.548%	11/15/31	700	775
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	2,175	2,218

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	3,825	4,125
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	7.462%	10/1/46	1,375	1,578
Missouri Highways & Transp. Comm. Road Rev.	5.445%	5/1/33	1,650	1,742
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	8,025	7,915
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	5,900	5,833
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	3,425	3,425
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	9,750	10,922
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	575	644
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	200	217
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	2,875	2,904
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	11,900	14,999
New York City NY GO	6.246%	6/1/35	2,150	2,220
New York City NY GO	5.968%	3/1/36	3,200	3,366
New York City NY GO	5.985%	12/1/36	1,650	1,799
New York City NY GO	5.846%	6/1/40	2,100	2,167
New York City NY Muni. Water Finance Auth.	5.724%	6/15/42	450	467
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	1,050	1,135
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.750%	6/15/41	1,400	1,467
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.952%	6/15/42	2,900	3,110
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	2,125	2,207
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	2,250	2,783
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	975	1,036
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.500%	3/15/30	6,900	7,058
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.628%	3/15/39	2,000	2,061
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	5,675	5,832
North Texas Tollway Auth. Rev.	6.718%	1/1/49	3,550	3,998
Oregon (Taxable Pension) GO	5.762%	6/1/23	1,950	2,141
Oregon (Taxable Pension) GO	5.892%	6/1/27	2,725	3,039
Oregon GO	4.759%	6/30/28	2,075	2,058
Oregon GO	5.528%	6/30/28	1,200	1,308
Oregon State Dept. Transp. Highway Usertax Rev.	5.834%	11/15/34	2,425	2,670
Pennsylvania GO	4.650%	2/15/26	2,875	2,875
Pennsylvania GO	5.350%	5/1/30	7,400	7,389
Pennsylvania Turnpike Comm. Rev.	6.105%	12/1/39	400	438
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	2,550	2,810
Princeton University	5.700%	3/1/39	3,500	3,929
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	4,325	4,922
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	2,725	2,996
San Diego County CA Water Auth.	6.138%	5/1/49	1,900	2,112
Tobacco Settlement West Virginia Finance Auth. Rev.	7.467%	6/1/47	4,135	3,025
Univ. of California Regents	6.583%	5/15/49	2,575	2,837
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	1,650	1,729
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	1,525	1,630
Univ. of Virginia VRDO	6.200%	9/1/39	3,000	3,565
Utah GO	4.554%	7/1/24	2,425	2,625
Utah Transit Auth. Sales Tax Rev.	5.937%	6/15/39	400	452
Washington GO	5.090%	8/1/33	9,550	9,680
Washington GO	5.481%	8/1/39	770	823
Washington GO	5.140%	8/1/40	5,800	5,885
Wisconsin GO	4.800%	5/1/13	2,525	2,755
Wisconsin GO	5.700%	5/1/26	2,800	2,988
Total Taxable Municipal Bonds (Cost $481,640)				496,536

Vanguard® Total Bond Market Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (5.0%)
Money Market Fund (5.0%)
11,12 Vanguard Market Liquidity Fund (Cost $4,147,475)	0.286%	4,147,474,657	4,147,475

Total Investments (104.5%) (Cost $82,642,823)			86,617,081
Other Assets and Liabilities—Net (-4.5%)			(3,762,318)
Net Assets (100%)			82,854,763

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $73,983,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $447,589,000, representing 0.5% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the State of Baden-Wurttemberg.
10 Guaranteed by the Republic of Austria.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12 Includes $75,787,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.
VRDO—Variable Rate Demand Obligation.

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (71.8%)
U.S. Government Securities (56.8%)
United States Treasury Note/Bond	4.500%	2/28/11	112,620	115,752
United States Treasury Note/Bond	0.875%	3/31/11	103,445	103,881
United States Treasury Note/Bond	0.875%	4/30/11	129,010	129,575
United States Treasury Note/Bond	0.875%	5/31/11	42,970	43,171
United States Treasury Note/Bond	4.875%	5/31/11	49,655	51,695
United States Treasury Note/Bond	1.125%	6/30/11	61,895	62,340
United States Treasury Note/Bond	5.125%	6/30/11	118,580	124,157
United States Treasury Note/Bond	1.000%	7/31/11	483,090	486,108
United States Treasury Note/Bond	4.875%	7/31/11	156,805	164,327
United States Treasury Note/Bond	1.000%	8/31/11	74,094	74,569
United States Treasury Note/Bond	4.625%	8/31/11	47,350	49,644
United States Treasury Note/Bond	1.000%	9/30/11	74,050	74,548
United States Treasury Note/Bond	4.500%	9/30/11	78,065	82,029
United States Treasury Note/Bond	1.000%	10/31/11	85,180	85,779
United States Treasury Note/Bond	4.625%	10/31/11	23,745	25,069
United States Treasury Note/Bond	1.750%	11/15/11	64,900	66,046
United States Treasury Note/Bond	0.750%	11/30/11	129,050	129,534
United States Treasury Note/Bond	4.500%	11/30/11	29,275	30,954
United States Treasury Note/Bond	1.125%	12/15/11	162,355	163,902
United States Treasury Note/Bond	1.000%	12/31/11	156,280	157,427
United States Treasury Note/Bond	4.625%	12/31/11	25,610	27,206
United States Treasury Note/Bond	1.125%	1/15/12	236,005	238,219
United States Treasury Note/Bond	0.875%	1/31/12	129,400	130,087
United States Treasury Note/Bond	4.750%	1/31/12	54,915	58,613
United States Treasury Note/Bond	1.375%	2/15/12	64,335	65,220
United States Treasury Note/Bond	0.875%	2/29/12	61,175	61,510
United States Treasury Note/Bond	4.625%	2/29/12	68,505	73,172
United States Treasury Note/Bond	1.000%	3/31/12	7,700	7,758
United States Treasury Note/Bond	4.500%	3/31/12	123,665	132,283
United States Treasury Note/Bond	1.375%	4/15/12	20,525	20,833
United States Treasury Note/Bond	1.000%	4/30/12	110,125	110,969
United States Treasury Note/Bond	4.500%	4/30/12	85,105	91,275
United States Treasury Note/Bond	1.375%	5/15/12	218,385	221,593
United States Treasury Note/Bond	0.750%	5/31/12	171,700	172,182
United States Treasury Note/Bond	4.750%	5/31/12	119,265	128,732
United States Treasury Note/Bond	1.875%	6/15/12	149,925	153,649
United States Treasury Note/Bond	0.625%	6/30/12	18,250	18,253
United States Treasury Note/Bond	4.875%	6/30/12	51,320	55,730
United States Treasury Note/Bond	1.500%	7/15/12	8,300	8,453
United States Treasury Note/Bond	4.625%	7/31/12	126,865	137,451
United States Treasury Note/Bond	1.750%	8/15/12	315,645	323,044
United States Treasury Note/Bond	4.375%	8/15/12	2,460	2,658
United States Treasury Note/Bond	4.125%	8/31/12	31,625	34,012
United States Treasury Note/Bond	1.375%	9/15/12	127,125	129,072
United States Treasury Note/Bond	1.375%	10/15/12	49,800	50,547
United States Treasury Note/Bond	3.875%	10/31/12	82,080	88,185
United States Treasury Note/Bond	1.375%	11/15/12	372,267	377,620
United States Treasury Note/Bond	4.000%	11/15/12	56,515	60,877
United States Treasury Note/Bond	3.375%	11/30/12	34,785	37,003
United States Treasury Note/Bond	1.125%	12/15/12	228,185	230,074
United States Treasury Note/Bond	1.375%	1/15/13	346,575	351,233
United States Treasury Note/Bond	1.375%	2/15/13	44,653	45,246
United States Treasury Note/Bond	3.875%	2/15/13	41,090	44,390
United States Treasury Note/Bond	2.750%	2/28/13	61,849	64,961
United States Treasury Note/Bond	1.750%	4/15/13	111,425	113,967
United States Treasury Note/Bond	1.375%	5/15/13	70,225	71,081
United States Treasury Note/Bond	3.500%	5/31/13	166,120	178,423
United States Treasury Note/Bond	1.125%	6/15/13	119,858	120,364
United States Treasury Note/Bond	3.375%	6/30/13	23,275	24,944
United States Treasury Note/Bond	3.375%	7/31/13	600	643
United States Treasury Note/Bond	4.250%	8/15/13	51,525	56,621

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	8/31/13	125,705	133,798
United States Treasury Note/Bond	3.125%	9/30/13	263,445	280,487
United States Treasury Note/Bond	2.750%	10/31/13	239,325	251,815
United States Treasury Note/Bond	2.000%	11/30/13	89,165	91,533
United States Treasury Note/Bond	1.500%	12/31/13	70,950	71,549
United States Treasury Note/Bond	1.750%	1/31/14	128,645	130,735
United States Treasury Note/Bond	4.000%	2/15/14	1,700	1,865
United States Treasury Note/Bond	1.875%	2/28/14	278,485	283,882
United States Treasury Note/Bond	1.750%	3/31/14	303,515	307,782
United States Treasury Note/Bond	1.875%	4/30/14	235,725	240,034
United States Treasury Note/Bond	2.250%	5/31/14	243,510	251,349
United States Treasury Note/Bond	2.625%	6/30/14	336,355	351,703
United States Treasury Note/Bond	2.625%	7/31/14	331,460	346,531
United States Treasury Note/Bond	2.375%	8/31/14	45,025	46,559
United States Treasury Note/Bond	2.375%	9/30/14	90,875	93,886
United States Treasury Note/Bond	2.375%	10/31/14	145,485	150,190
United States Treasury Note/Bond	2.125%	11/30/14	215,050	219,721
United States Treasury Note/Bond	2.625%	12/31/14	47,465	49,460
United States Treasury Note/Bond	2.250%	1/31/15	23,660	24,259
United States Treasury Note/Bond	2.375%	2/28/15	245,152	252,737
United States Treasury Note/Bond	2.500%	3/31/15	383,718	397,747
United States Treasury Note/Bond	2.500%	4/30/15	113,622	117,723
United States Treasury Note/Bond	2.125%	5/31/15	188,730	192,091
United States Treasury Note/Bond	1.875%	6/30/15	199,343	200,184
United States Treasury Note/Bond	3.500%	5/15/20	2,875	3,012
				11,029,292
Agency Bonds and Notes (15.0%)
1 Ally Financial Inc.	1.750%	10/30/12	7,300	7,428
1 Ally Financial Inc.	2.200%	12/19/12	10,150	10,436
1 American Express Bank FSB	3.150%	12/9/11	15,675	16,249
1 Bank of America Corp.	2.100%	4/30/12	27,175	27,825
1 Bank of America Corp.	3.125%	6/15/12	37,125	38,798
1 Bank of America Corp.	2.375%	6/22/12	7,675	7,911
1 Bank of America NA	1.700%	12/23/10	7,500	7,548
1 Bank of the West	2.150%	3/27/12	4,050	4,150
1 Citibank NA	1.625%	3/30/11	3,550	3,581
1 Citibank NA	1.500%	7/12/11	4,400	4,445
1 Citibank NA	1.375%	8/10/11	6,000	6,058
1 Citibank NA	1.250%	9/22/11	1,875	1,890
1 Citibank NA	1.875%	5/7/12	7,050	7,190
1 Citibank NA	1.750%	12/28/12	13,700	13,944
1 Citigroup Funding Inc.	2.000%	3/30/12	3,550	3,623
1 Citigroup Funding Inc.	2.125%	7/12/12	21,425	21,978
1 Citigroup Funding Inc.	1.875%	10/22/12	8,912	9,098
1 Citigroup Funding Inc.	2.250%	12/10/12	3,000	3,090
1 Citigroup Inc.	2.875%	12/9/11	22,820	23,550
1 Citigroup Inc.	2.125%	4/30/12	73,525	75,370
2 Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,209
2 Federal Farm Credit Bank	3.875%	8/25/11	6,300	6,552
2 Federal Farm Credit Bank	2.000%	1/17/12	5,000	5,109
2 Federal Farm Credit Bank	2.250%	4/24/12	3,800	3,910
2 Federal Farm Credit Bank	2.125%	6/18/12	8,700	8,933
2 Federal Farm Credit Bank	4.500%	10/17/12	24,200	26,181
2 Federal Farm Credit Bank	1.875%	12/7/12	6,200	6,329
2 Federal Farm Credit Bank	1.750%	2/21/13	5,700	5,808
2 Federal Farm Credit Bank	1.375%	6/25/13	10,000	10,057
2 Federal Farm Credit Bank	3.875%	10/7/13	17,500	18,919
2 Federal Farm Credit Bank	2.625%	4/17/14	5,500	5,711
2 Federal Farm Credit Bank	3.000%	9/22/14	3,500	3,675
2 Federal Home Loan Banks	3.625%	7/1/11	10,300	10,624
2 Federal Home Loan Banks	1.625%	7/27/11	80,675	81,725
2 Federal Home Loan Banks	5.375%	8/19/11	37,350	39,446
2 Federal Home Loan Banks	3.750%	9/9/11	52,800	54,833
2 Federal Home Loan Banks	3.625%	9/16/11	20,575	21,349

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal Home Loan Banks	4.875%	11/18/11	46,750	49,535
2	Federal Home Loan Banks	0.750%	12/21/11	40,000	40,078
2	Federal Home Loan Banks	1.000%	12/28/11	64,725	65,150
2	Federal Home Loan Banks	1.125%	5/18/12	18,600	18,745
2	Federal Home Loan Banks	1.375%	6/8/12	5,100	5,158
2	Federal Home Loan Banks	1.875%	6/20/12	17,500	17,892
2	Federal Home Loan Banks	0.875%	8/22/12	30,000	30,043
2	Federal Home Loan Banks	1.750%	8/22/12	14,425	14,719
2	Federal Home Loan Banks	1.625%	9/26/12	21,000	21,361
2,3	Federal Home Loan Banks	2.000%	10/5/12	42,720	42,894
2	Federal Home Loan Banks	4.500%	11/15/12	30,000	32,509
2	Federal Home Loan Banks	1.750%	12/14/12	10,600	10,764
2	Federal Home Loan Banks	1.500%	1/16/13	8,825	8,947
2	Federal Home Loan Banks	1.625%	3/20/13	40,900	41,562
2	Federal Home Loan Banks	1.875%	6/21/13	25,000	25,543
2	Federal Home Loan Banks	5.125%	8/14/13	24,575	27,512
2	Federal Home Loan Banks	4.000%	9/6/13	20,000	21,710
2	Federal Home Loan Banks	5.250%	9/13/13	5,425	6,087
2	Federal Home Loan Banks	4.500%	9/16/13	4,850	5,344
2	Federal Home Loan Banks	3.625%	10/18/13	30,600	32,868
2	Federal Home Loan Banks	4.875%	11/27/13	2,950	3,287
2	Federal Home Loan Banks	3.125%	12/13/13	16,425	17,342
2	Federal Home Loan Banks	5.500%	8/13/14	37,350	43,056
2	Federal Home Loan Banks	2.750%	12/12/14	2,650	2,740
2	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	22,500	23,637
2,3	Federal Home Loan Mortgage Corp.	4.500%	11/15/11	9,000	9,478
2	Federal Home Loan Mortgage Corp.	1.125%	12/15/11	45,000	45,370
2	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	13,000	13,898
2	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	36,375	37,284
2	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	42,000	42,841
2	Federal Home Loan Mortgage Corp.	1.125%	7/27/12	21,050	21,213
2	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	30,000	32,989
2	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	39,430	40,537
2	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	36,300	39,404
2	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	22,850	24,609
2	Federal Home Loan Mortgage Corp.	1.625%	4/15/13	16,000	16,261
2	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	86,075	94,689
2	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	14,075	15,337
2	Federal Home Loan Mortgage Corp.	2.500%	1/7/14	30,000	31,066
2	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	16,567
2	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	9,000	10,074
2	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	19,000	19,651
2	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	9,500	10,732
2	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	41,950	44,128
2	Federal Home Loan Mortgage Corp.	2.875%	2/9/15	49,950	52,050
2	Federal National Mortgage Assn.	3.625%	8/15/11	40,000	41,440
2	Federal National Mortgage Assn.	5.000%	10/15/11	25,000	26,434
2	Federal National Mortgage Assn.	1.000%	11/23/11	15,215	15,311
2	Federal National Mortgage Assn.	1.000%	4/4/12	40,300	40,534
2	Federal National Mortgage Assn.	1.875%	4/20/12	32,875	33,597
2	Federal National Mortgage Assn.	4.875%	5/18/12	42,200	45,496
2	Federal National Mortgage Assn.	1.250%	6/22/12	47,360	47,873
2	Federal National Mortgage Assn.	1.125%	7/30/12	13,000	13,099
2	Federal National Mortgage Assn.	5.250%	8/1/12	4,300	4,647
2	Federal National Mortgage Assn.	1.750%	8/10/12	36,000	36,738
2,3	Federal National Mortgage Assn.	2.000%	9/28/12	8,000	8,030
2,3	Federal National Mortgage Assn.	1.600%	10/1/12	8,950	8,978
2	Federal National Mortgage Assn.	4.750%	11/19/12	15,000	16,349
2	Federal National Mortgage Assn.	3.625%	2/12/13	39,825	42,537
2	Federal National Mortgage Assn.	4.750%	2/21/13	14,925	16,342
2	Federal National Mortgage Assn.	0.850%	4/8/13	6,500	6,508
2	Federal National Mortgage Assn.	4.625%	5/1/13	10,550	11,412
2	Federal National Mortgage Assn.	1.750%	5/7/13	45,600	46,455
2	Federal National Mortgage Assn.	4.625%	10/15/13	9,850	10,898

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	5.125%	1/2/14	9,550	10,541
2	Federal National Mortgage Assn.	2.750%	2/5/14	4,900	5,117
2	Federal National Mortgage Assn.	2.750%	3/13/14	56,975	59,487
2	Federal National Mortgage Assn.	4.125%	4/15/14	22,000	24,068
2	Federal National Mortgage Assn.	2.500%	5/15/14	32,550	33,658
2	Federal National Mortgage Assn.	3.000%	9/16/14	37,375	39,268
2	Federal National Mortgage Assn.	4.625%	10/15/14	25,000	27,939
2	Federal National Mortgage Assn.	2.625%	11/20/14	15,125	15,638
2	Federal National Mortgage Assn.	5.000%	4/15/15	25,000	28,400
1	General Electric Capital Corp.	1.800%	3/11/11	14,700	14,846
1	General Electric Capital Corp.	3.000%	12/9/11	10,850	11,221
1	General Electric Capital Corp.	2.250%	3/12/12	8,450	8,671
1	General Electric Capital Corp.	2.200%	6/8/12	21,925	22,500
1	General Electric Capital Corp.	2.000%	9/28/12	28,000	28,670
1	General Electric Capital Corp.	2.125%	12/21/12	3,200	3,286
1	General Electric Capital Corp.	2.625%	12/28/12	28,500	29,601
1	Goldman Sachs Group Inc.	1.700%	3/15/11	6,950	7,014
1	Goldman Sachs Group Inc.	1.625%	7/15/11	9,125	9,236
1	Goldman Sachs Group Inc.	2.150%	3/15/12	10,000	10,253
1	Goldman Sachs Group Inc.	3.250%	6/15/12	18,000	18,854
1	HSBC USA Inc.	3.125%	12/16/11	8,225	8,524
1	John Deere Capital Corp.	2.875%	6/19/12	4,000	4,164
1	JPMorgan Chase & Co.	1.650%	2/23/11	14,000	14,112
1	JPMorgan Chase & Co.	3.125%	12/1/11	27,175	28,129
1	JPMorgan Chase & Co.	2.200%	6/15/12	22,900	23,533
1	JPMorgan Chase & Co.	2.125%	12/26/12	6,250	6,421
1	Morgan Stanley	2.900%	12/1/10	11,500	11,621
1	Morgan Stanley	3.250%	12/1/11	11,850	12,289
1	Morgan Stanley	2.250%	3/13/12	7,400	7,594
1	Morgan Stanley	1.950%	6/20/12	12,475	12,757
1	PNC Funding Corp.	2.300%	6/22/12	8,025	8,268
	Private Export Funding Corp.	3.050%	10/15/14	900	929
1	Regions Bank	2.750%	12/10/10	8,900	8,989
1	Regions Bank	3.250%	12/9/11	10,000	10,396
1	Sovereign Bank	2.750%	1/17/12	2,950	3,046
1	State Street Corp.	2.150%	4/30/12	5,150	5,280
1	US Bancorp	2.250%	3/13/12	4,500	4,621
1	US Central Federal Credit Union	1.900%	10/19/12	6,375	6,502
1	Wells Fargo & Co.	3.000%	12/9/11	15,975	16,523
1	Wells Fargo & Co.	2.125%	6/15/12	9,475	9,736
1	Western Corporate Federal Credit Union	1.750%	11/2/12	3,100	3,151
					2,919,724

Total U.S. Government and Agency Obligations (Cost $13,644,880)					13,949,016

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
4	BA Covered Bond Issuer	5.500%	6/14/12	6,800	7,258
4	Cie de Financement Foncier	2.125%	4/22/13	3,600	3,615
3,5	Countrywide Home Loan Mortgage Pass Through Trust	2.931%	5/25/33	248	214
4	Nationwide Building Society	5.500%	7/18/12	2,700	2,881
4	Royal Bank of Canada	3.125%	4/14/15	5,750	6,009

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $19,104)					19,977

Corporate Bonds (20.5%)
Finance (8.9%)
	Banking (6.4%)
	American Express Bank FSB	5.550%	10/17/12	13,150	14,063
	American Express Bank FSB	5.500%	4/16/13	2,000	2,162
	American Express Centurion Bank	5.550%	10/17/12	550	591
	American Express Credit Corp.	5.875%	5/2/13	7,750	8,460
	American Express Credit Corp.	7.300%	8/20/13	5,475	6,210
	American Express Credit Corp.	5.125%	8/25/14	14,500	15,605
4	American Express Travel Related Services Co. Inc.	5.250%	11/21/11	2,325	2,416

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Banco Bradesco SA	8.750%	10/24/13	1,500	1,747
Banco Santander Chile	2.875%	11/13/12	850	840
Bank of America Corp.	4.250%	10/1/10	10,500	10,580
Bank of America Corp.	5.375%	8/15/11	3,875	4,039
Bank of America Corp.	5.375%	9/11/12	6,175	6,495
Bank of America Corp.	4.875%	9/15/12	6,550	6,832
Bank of America Corp.	4.875%	1/15/13	1,500	1,573
Bank of America Corp.	4.900%	5/1/13	5,300	5,564
Bank of America Corp.	7.375%	5/15/14	12,100	13,574
Bank of America Corp.	5.375%	6/15/14	3,425	3,608
Bank of America Corp.	5.125%	11/15/14	5,150	5,376
Bank of America Corp.	4.500%	4/1/15	9,700	9,817
Bank of Montreal	2.125%	6/28/13	3,875	3,910
Bank of New York Mellon Corp.	4.950%	1/14/11	2,825	2,888
Bank of New York Mellon Corp.	6.375%	4/1/12	1,000	1,080
Bank of New York Mellon Corp.	4.950%	11/1/12	12,900	13,965
Bank of New York Mellon Corp.	4.500%	4/1/13	2,200	2,362
Bank of New York Mellon Corp.	5.125%	8/27/13	2,830	3,118
Bank of New York Mellon Corp.	4.300%	5/15/14	4,625	4,982
Bank of New York Mellon Corp.	4.950%	3/15/15	1,700	1,855
Bank of Nova Scotia	2.250%	1/22/13	7,475	7,590
Bank of Nova Scotia	2.375%	12/17/13	6,500	6,626
Bank of Nova Scotia	3.400%	1/22/15	5,000	5,171
Bank One Corp.	5.900%	11/15/11	1,500	1,585
Bank One Corp.	4.900%	4/30/15	2,375	2,536
Barclays Bank PLC	5.450%	9/12/12	5,375	5,735
Barclays Bank PLC	2.500%	1/23/13	13,650	13,573
Barclays Bank PLC	5.200%	7/10/14	8,825	9,350
BB&T Corp.	6.500%	8/1/11	4,050	4,255
BB&T Corp.	3.850%	7/27/12	2,825	2,953
BB&T Corp.	4.750%	10/1/12	1,500	1,585
BB&T Corp.	3.375%	9/25/13	3,275	3,385
BB&T Corp.	5.700%	4/30/14	1,700	1,875
BB&T Corp.	5.200%	12/23/15	1,200	1,284
Bear Stearns Cos. LLC	4.500%	10/28/10	4,500	4,553
Bear Stearns Cos. LLC	5.350%	2/1/12	5,375	5,686
Bear Stearns Cos. LLC	6.950%	8/10/12	1,500	1,654
Bear Stearns Cos. LLC	5.700%	11/15/14	2,825	3,129
BNP Paribas	3.250%	3/11/15	5,975	5,925
BNP Paribas / BNP Paribas US Medium-Term Note
Program LLC	2.125%	12/21/12	6,175	6,142
BNY Mellon NA	4.750%	12/15/14	1,300	1,415
Capital One Financial Corp.	5.700%	9/15/11	5,750	5,987
Capital One Financial Corp.	4.800%	2/21/12	50	52
Capital One Financial Corp.	7.375%	5/23/14	13,325	15,303
Citigroup Inc.	5.100%	9/29/11	10,925	11,253
Citigroup Inc.	5.250%	2/27/12	8,800	9,157
Citigroup Inc.	5.625%	8/27/12	8,500	8,768
Citigroup Inc.	5.300%	10/17/12	10,950	11,375
Citigroup Inc.	5.500%	4/11/13	28,000	29,085
Citigroup Inc.	6.500%	8/19/13	7,700	8,217
Citigroup Inc.	6.000%	12/13/13	12,700	13,316
Citigroup Inc.	5.125%	5/5/14	2,525	2,591
Citigroup Inc.	6.375%	8/12/14	10,550	11,195
Citigroup Inc.	5.000%	9/15/14	14,275	14,271
Citigroup Inc.	5.500%	10/15/14	8,375	8,698
Citigroup Inc.	6.010%	1/15/15	6,700	7,025
Citigroup Inc.	4.750%	5/19/15	8,225	8,223
Citigroup Inc.	4.700%	5/29/15	2,600	2,595
Comerica Inc.	4.800%	5/1/15	1,500	1,561
Countrywide Financial Corp.	5.800%	6/7/12	3,850	4,049
Credit Suisse	3.450%	7/2/12	21,400	22,146
Credit Suisse	5.000%	5/15/13	10,300	10,985
Credit Suisse	5.500%	5/1/14	16,450	17,948

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Credit Suisse	3.500%	3/23/15	4,450	4,519
Credit Suisse USA Inc.	6.125%	11/15/11	8,400	8,923
Credit Suisse USA Inc.	6.500%	1/15/12	14,575	15,620
Credit Suisse USA Inc.	5.500%	8/15/13	975	1,069
Credit Suisse USA Inc.	4.875%	1/15/15	5,755	6,159
Deutsche Bank AG	5.375%	10/12/12	19,650	21,088
Deutsche Bank AG	2.375%	1/11/13	6,600	6,639
Deutsche Bank AG	4.875%	5/20/13	8,550	9,149
Deutsche Bank AG	3.875%	8/18/14	800	826
Deutsche Bank AG	3.450%	3/30/15	6,350	6,398
FIA Card Services NA	6.625%	6/15/12	1,000	1,073
Fifth Third Bancorp	6.250%	5/1/13	4,375	4,746
Fifth Third Bank	4.750%	2/1/15	2,800	2,896
First Tennessee Bank NA	5.050%	1/15/15	1,850	1,777
Golden West Financial Corp.	4.750%	10/1/12	4,425	4,617
3 Goldman Sachs Capital II	5.793%	12/29/49	6,250	4,703
Goldman Sachs Group Inc.	6.600%	1/15/12	24,000	25,399
Goldman Sachs Group Inc.	5.300%	2/14/12	3,725	3,880
Goldman Sachs Group Inc.	3.625%	8/1/12	1,800	1,841
Goldman Sachs Group Inc.	5.700%	9/1/12	3,250	3,429
Goldman Sachs Group Inc.	5.450%	11/1/12	3,050	3,227
Goldman Sachs Group Inc.	5.250%	4/1/13	1,850	1,952
Goldman Sachs Group Inc.	4.750%	7/15/13	10,750	11,233
Goldman Sachs Group Inc.	5.250%	10/15/13	5,125	5,428
Goldman Sachs Group Inc.	5.150%	1/15/14	3,575	3,756
Goldman Sachs Group Inc.	6.000%	5/1/14	36,425	39,274
Goldman Sachs Group Inc.	5.125%	1/15/15	4,400	4,622
HSBC Bank USA NA	4.625%	4/1/14	1,125	1,191
HSBC Holdings PLC	5.250%	12/12/12	6,500	6,823
4 ICICI Bank Ltd.	6.625%	10/3/12	6,275	6,557
JPMorgan Chase & Co.	6.625%	3/15/12	3,725	3,992
JPMorgan Chase & Co.	5.375%	10/1/12	48,375	51,924
JPMorgan Chase & Co.	5.750%	1/2/13	1,900	2,048
JPMorgan Chase & Co.	4.750%	5/1/13	5,325	5,682
JPMorgan Chase & Co.	4.650%	6/1/14	9,000	9,608
JPMorgan Chase & Co.	5.125%	9/15/14	5,275	5,626
JPMorgan Chase & Co.	3.700%	1/20/15	9,725	9,931
JPMorgan Chase & Co.	4.750%	3/1/15	2,050	2,183
JPMorgan Chase & Co.	5.250%	5/1/15	3,975	4,309
JPMorgan Chase & Co.	3.400%	6/24/15	750	751
JPMorgan Chase & Co.	5.150%	10/1/15	3,000	3,200
KeyBank NA	5.500%	9/17/12	1,025	1,093
KeyBank NA	5.800%	7/1/14	3,000	3,206
KeyCorp	6.500%	5/14/13	2,975	3,219
M&I Marshall & Ilsley Bank	6.375%	9/1/11	1,500	1,524
M&I Marshall & Ilsley Bank	5.250%	9/4/12	1,850	1,850
M&T Bank Corp.	5.375%	5/24/12	300	318
MBNA Corp.	7.500%	3/15/12	2,400	2,576
MBNA Corp.	6.125%	3/1/13	675	723
3 Mellon Capital IV	6.244%	6/29/49	1,750	1,470
Mellon Funding Corp.	5.000%	12/1/14	4,600	5,069
Merrill Lynch & Co. Inc.	5.770%	7/25/11	850	884
Merrill Lynch & Co. Inc.	6.050%	8/15/12	21,275	22,580
Merrill Lynch & Co. Inc.	5.450%	2/5/13	9,725	10,142
Merrill Lynch & Co. Inc.	6.150%	4/25/13	6,050	6,464
Merrill Lynch & Co. Inc.	5.450%	7/15/14	3,950	4,175
Merrill Lynch & Co. Inc.	5.000%	1/15/15	10,400	10,720
Morgan Stanley	5.625%	1/9/12	12,125	12,647
Morgan Stanley	6.600%	4/1/12	6,415	6,822
Morgan Stanley	5.750%	8/31/12	5,800	6,118
Morgan Stanley	5.250%	11/2/12	14,175	14,851
Morgan Stanley	5.300%	3/1/13	7,100	7,430
Morgan Stanley	4.750%	4/1/14	7,650	7,668
Morgan Stanley	6.000%	5/13/14	11,975	12,625

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	4.200%	11/20/14	16,950	16,753
	Morgan Stanley	4.100%	1/26/15	2,000	1,952
	Morgan Stanley	6.000%	4/28/15	3,375	3,534
	Morgan Stanley	5.375%	10/15/15	7,050	7,162
	National City Bank	4.625%	5/1/13	2,275	2,411
3	National City Preferred Capital Trust I	12.000%	12/31/49	2,825	3,079
	North Fork Bancorporation Inc.	5.875%	8/15/12	600	631
	Northern Trust Corp.	5.500%	8/15/13	1,875	2,081
	Northern Trust Corp.	4.625%	5/1/14	2,200	2,398
	Paribas	6.950%	7/22/13	775	851
	PNC Funding Corp.	5.125%	12/14/10	2,950	3,004
	PNC Funding Corp.	3.625%	2/8/15	15,475	15,883
	Regions Financial Corp.	7.750%	11/10/14	2,700	2,879
	Regions Financial Corp.	5.750%	6/15/15	1,000	987
	Royal Bank of Canada	2.100%	7/29/13	10,600	10,764
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	7,425	6,875
4	Royal Bank of Scotland PLC	4.875%	8/25/14	4,000	3,989
	Royal Bank of Scotland PLC	4.875%	3/16/15	8,600	8,557
	SouthTrust Corp.	5.800%	6/15/14	1,350	1,453
	Sovereign Bank	5.125%	3/15/13	1,600	1,620
3	State Street Capital Trust III	8.250%	3/15/11	2,500	2,513
	State Street Corp.	4.300%	5/30/14	1,000	1,073
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	3,300	3,670
	SunTrust Banks Inc.	5.250%	11/5/12	2,750	2,888
	UBS AG	3.875%	1/15/15	10,400	10,319
	UFJ Finance Aruba AEC	6.750%	7/15/13	5,550	6,221
3,4	Unicredit Luxembourg Finance SA	5.584%	1/13/12	500	488
	US Bancorp	2.000%	6/14/13	9,250	9,353
	US Bancorp	4.200%	5/15/14	8,600	9,226
	US Bancorp	3.150%	3/4/15	800	815
	US Bank NA	6.375%	8/1/11	8,700	9,196
	US Bank NA	6.300%	2/4/14	1,850	2,097
	US Bank NA	4.950%	10/30/14	1,350	1,476
	Wachovia Bank NA	7.800%	8/18/10	2,000	2,017
	Wachovia Bank NA	4.800%	11/1/14	4,425	4,636
	Wachovia Corp.	5.300%	10/15/11	6,975	7,309
	Wachovia Corp.	5.500%	5/1/13	9,330	10,060
	Wachovia Corp.	5.250%	8/1/14	4,150	4,388
	Wells Fargo & Co.	4.875%	1/12/11	3,800	3,876
	Wells Fargo & Co.	6.375%	8/1/11	1,700	1,787
	Wells Fargo & Co.	5.300%	8/26/11	7,450	7,786
	Wells Fargo & Co.	5.250%	10/23/12	20,225	21,706
	Wells Fargo & Co.	4.375%	1/31/13	16,000	16,936
	Wells Fargo & Co.	4.950%	10/16/13	4,975	5,274
	Wells Fargo & Co.	3.750%	10/1/14	6,100	6,279
	Wells Fargo & Co.	3.625%	4/15/15	2,900	2,951
	Wells Fargo Bank NA	4.750%	2/9/15	8,150	8,562
3	Wells Fargo Capital XIII	7.700%	12/29/49	9,825	9,751
3	Wells Fargo Capital XV	9.750%	12/29/49	10,344	11,016
	Westpac Banking Corp.	2.250%	11/19/12	14,525	14,666
	Westpac Banking Corp.	4.200%	2/27/15	5,250	5,487
	Brokerage (0.1%)
	BlackRock Inc.	2.250%	12/10/12	1,500	1,535
	BlackRock Inc.	3.500%	12/10/14	3,300	3,431
	Charles Schwab Corp.	4.950%	6/1/14	5,684	6,150
	Franklin Resources Inc.	2.000%	5/20/13	2,350	2,367
	Franklin Resources Inc.	3.125%	5/20/15	1,400	1,434
	Invesco Ltd.	5.375%	2/27/13	975	1,018
	Nomura Holdings Inc.	5.000%	3/4/15	5,350	5,658
	TD Ameritrade Holding Corp.	2.950%	12/1/12	1,050	1,069
	TD Ameritrade Holding Corp.	4.150%	12/1/14	1,775	1,845
	Finance Companies (1.0%)
	Block Financial LLC	7.875%	1/15/13	800	889

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Block Financial LLC	5.125%	10/30/14	3,000	3,121
GATX Corp.	4.750%	10/1/12	800	841
GATX Corp.	8.750%	5/15/14	1,000	1,175
General Electric Capital Corp.	4.250%	9/13/10	4,125	4,151
General Electric Capital Corp.	6.125%	2/22/11	12,325	12,724
General Electric Capital Corp.	5.000%	11/15/11	6,250	6,551
General Electric Capital Corp.	4.375%	11/21/11	2,750	2,858
General Electric Capital Corp.	5.875%	2/15/12	4,285	4,537
General Electric Capital Corp.	4.375%	3/3/12	4,325	4,502
General Electric Capital Corp.	6.000%	6/15/12	17,350	18,664
General Electric Capital Corp.	3.500%	8/13/12	24,475	25,292
General Electric Capital Corp.	5.250%	10/19/12	18,750	20,026
General Electric Capital Corp.	2.800%	1/8/13	200	203
General Electric Capital Corp.	5.450%	1/15/13	6,975	7,540
General Electric Capital Corp.	4.800%	5/1/13	16,925	18,059
General Electric Capital Corp.	5.900%	5/13/14	2,750	3,038
General Electric Capital Corp.	5.500%	6/4/14	4,525	4,939
General Electric Capital Corp.	5.650%	6/9/14	4,500	4,941
General Electric Capital Corp.	3.750%	11/14/14	15,700	15,993
HSBC Finance Corp.	6.375%	10/15/11	800	840
HSBC Finance Corp.	7.000%	5/15/12	5,525	5,937
HSBC Finance Corp.	5.900%	6/19/12	10,975	11,660
HSBC Finance Corp.	6.375%	11/27/12	2,525	2,728
HSBC Finance Corp.	4.750%	7/15/13	4,675	4,878
SLM Corp.	5.400%	10/25/11	5,200	5,219
SLM Corp.	5.125%	8/27/12	2,500	2,448
SLM Corp.	5.375%	1/15/13	2,400	2,327
SLM Corp.	5.000%	10/1/13	4,350	4,108
SLM Corp.	5.375%	5/15/14	1,850	1,686
SLM Corp.	5.050%	11/14/14	1,400	1,244
Insurance (1.0%)
ACE INA Holdings Inc.	5.875%	6/15/14	2,754	3,063
ACE INA Holdings Inc.	5.600%	5/15/15	2,050	2,265
Aegon NV	4.750%	6/1/13	2,500	2,594
Allstate Corp.	6.125%	2/15/12	1,450	1,555
Allstate Life Global Funding Trusts	5.375%	4/30/13	11,075	12,132
American International Group Inc.	5.375%	10/18/11	800	805
American International Group Inc.	4.950%	3/20/12	1,475	1,484
American International Group Inc.	4.250%	5/15/13	7,250	7,042
Assurant Inc.	5.625%	2/15/14	925	978
Axis Capital Holdings Ltd.	5.750%	12/1/14	1,800	1,887
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	17,350	18,263
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	4,850	5,272
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	4,875	5,355
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	3,075	3,376
Berkshire Hathaway Inc.	1.400%	2/10/12	8,275	8,316
Berkshire Hathaway Inc.	2.125%	2/11/13	4,675	4,776
Berkshire Hathaway Inc.	3.200%	2/11/15	4,675	4,807
Chubb Corp.	5.200%	4/1/13	3,000	3,272
CNA Financial Corp.	6.000%	8/15/11	3,450	3,558
CNA Financial Corp.	5.850%	12/15/14	1,575	1,664
Coventry Health Care Inc.	6.300%	8/15/14	4,500	4,732
Genworth Financial Inc.	5.750%	6/15/14	3,325	3,342
Hartford Financial Services Group Inc.	5.250%	10/15/11	4,200	4,363
Jefferson-Pilot Corp.	4.750%	1/30/14	2,400	2,494
Lincoln National Corp.	6.200%	12/15/11	1,550	1,637
Lincoln National Corp.	5.650%	8/27/12	225	239
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	50	50
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	2,175	2,296
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	1,500	1,582
MetLife Inc.	5.375%	12/15/12	2,850	3,057
MetLife Inc.	5.000%	11/24/13	2,050	2,196
MetLife Inc.	5.000%	6/15/15	1,825	1,953

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,575	2,634
OneBeacon US Holdings Inc.	5.875%	5/15/13	1,625	1,698
Principal Financial Group Inc.	7.875%	5/15/14	4,600	5,308
Principal Life Income Funding Trusts	5.300%	12/14/12	1,900	2,047
Principal Life Income Funding Trusts	5.300%	4/24/13	2,350	2,528
Progressive Corp.	6.375%	1/15/12	850	908
Protective Life Secured Trusts	4.850%	8/16/10	2,075	2,083
Protective Life Secured Trusts	5.450%	9/28/12	1,290	1,395
Prudential Financial Inc.	5.100%	12/14/11	1,200	1,259
Prudential Financial Inc.	5.800%	6/15/12	1,700	1,815
Prudential Financial Inc.	3.625%	9/17/12	4,700	4,843
Prudential Financial Inc.	5.150%	1/15/13	10,050	10,652
Prudential Financial Inc.	4.500%	7/15/13	450	475
Prudential Financial Inc.	4.750%	4/1/14	1,475	1,552
Prudential Financial Inc.	5.100%	9/20/14	1,325	1,405
Prudential Financial Inc.	3.875%	1/14/15	2,750	2,774
Prudential Financial Inc.	6.200%	1/15/15	4,675	5,159
Prudential Financial Inc.	4.750%	9/17/15	575	595
Travelers Cos. Inc.	5.375%	6/15/12	700	751
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,700
UnitedHealth Group Inc.	5.500%	11/15/12	5,000	5,401
UnitedHealth Group Inc.	4.875%	2/15/13	1,625	1,745
UnitedHealth Group Inc.	4.875%	4/1/13	1,625	1,747
UnitedHealth Group Inc.	5.000%	8/15/14	4,975	5,388
WellPoint Health Networks Inc.	6.375%	1/15/12	1,650	1,760
WellPoint Inc.	5.000%	1/15/11	1,950	1,984
WellPoint Inc.	6.800%	8/1/12	1,150	1,266
WellPoint Inc.	6.000%	2/15/14	1,700	1,897
WellPoint Inc.	5.000%	12/15/14	1,475	1,604
XL Capital Finance Europe PLC	6.500%	1/15/12	2,160	2,257
XL Capital Ltd.	5.250%	9/15/14	1,400	1,457
Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	4,400	4,853
CME Group Inc.	5.750%	2/15/14	2,000	2,226
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,750	1,778
NYSE Euronext	4.800%	6/28/13	2,700	2,921
ORIX Corp.	5.480%	11/22/11	4,425	4,578
Real Estate Investment Trusts (0.3%)
Arden Realty LP	5.250%	3/1/15	1,250	1,326
AvalonBay Communities Inc.	5.500%	1/15/12	1,054	1,110
Boston Properties LP	6.250%	1/15/13	5,600	6,103
Brandywine Operating Partnership LP	5.750%	4/1/12	765	789
Brandywine Operating Partnership LP	5.400%	11/1/14	1,650	1,683
4 Digital Realty Trust LP	4.500%	7/15/15	475	474
Duke Realty LP	6.250%	5/15/13	1,500	1,604
Duke Realty LP	7.375%	2/15/15	2,650	2,968
ERP Operating LP	6.625%	3/15/12	1,350	1,449
ERP Operating LP	5.500%	10/1/12	2,000	2,136
ERP Operating LP	5.200%	4/1/13	1,000	1,064
ERP Operating LP	5.250%	9/15/14	1,350	1,454
HCP Inc.	5.950%	9/15/11	625	649
HCP Inc.	6.450%	6/25/12	750	799
HCP Inc.	5.650%	12/15/13	2,250	2,370
Health Care REIT Inc.	6.000%	11/15/13	2,775	3,017
Healthcare Realty Trust Inc.	5.125%	4/1/14	1,400	1,456
Hospitality Properties Trust	7.875%	8/15/14	1,775	1,969
Liberty Property LP	5.125%	3/2/15	4,500	4,656
Nationwide Health Properties Inc.	6.250%	2/1/13	1,850	1,988
ProLogis	7.625%	8/15/14	1,400	1,480
Regency Centers LP	6.750%	1/15/12	2,300	2,414
Simon Property Group LP	4.875%	8/15/10	3,850	3,866
Simon Property Group LP	5.300%	5/30/13	2,925	3,147
Simon Property Group LP	6.750%	5/15/14	500	558

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Simon Property Group LP	5.625%	8/15/14	2,350	2,552
Simon Property Group LP	4.200%	2/1/15	4,400	4,545
				1,737,546
Industrial (10.0%)
Basic Industry (0.9%)
Airgas Inc.	4.500%	9/15/14	1,525	1,596
Alcoa Inc.	6.000%	1/15/12	4,375	4,549
Alcoa Inc.	5.375%	1/15/13	650	673
^ Alcoa Inc.	6.000%	7/15/13	3,725	3,916
ArcelorMittal	5.375%	6/1/13	8,050	8,465
ArcelorMittal	9.000%	2/15/15	7,100	8,385
ArcelorMittal USA Inc.	6.500%	4/15/14	2,500	2,682
Barrick Gold Financeco LLC	6.125%	9/15/13	5,450	6,118
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	475	506
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	3,000	3,252
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	12,450	13,892
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,475	3,718
Dow Chemical Co.	4.850%	8/15/12	10,050	10,563
Dow Chemical Co.	6.000%	10/1/12	3,000	3,231
Dow Chemical Co.	7.600%	5/15/14	8,975	10,334
Dow Chemical Co.	5.900%	2/15/15	1,600	1,745
EI du Pont de Nemours & Co.	5.000%	1/15/13	6,800	7,373
EI du Pont de Nemours & Co.	5.000%	7/15/13	4,100	4,513
EI du Pont de Nemours & Co.	5.875%	1/15/14	800	908
EI du Pont de Nemours & Co.	4.875%	4/30/14	2,550	2,820
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	5,000	5,400
ICI Wilmington Inc.	5.625%	12/1/13	1,600	1,736
International Paper Co.	7.400%	6/15/14	3,000	3,440
Lubrizol Corp.	5.500%	10/1/14	1,850	1,991
Monsanto Co.	7.375%	8/15/12	1,200	1,346
4 Mosaic Co.	7.375%	12/1/14	775	814
Nucor Corp.	5.000%	12/1/12	925	1,003
Nucor Corp.	5.000%	6/1/13	1,200	1,304
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	3,000	3,131
PPG Industries Inc.	5.750%	3/15/13	1,875	2,052
Praxair Inc.	6.375%	4/1/12	1,250	1,358
Praxair Inc.	1.750%	11/15/12	1,150	1,165
Praxair Inc.	3.950%	6/1/13	825	878
Praxair Inc.	4.375%	3/31/14	1,125	1,217
Praxair Inc.	5.250%	11/15/14	2,750	3,091
Praxair Inc.	4.625%	3/30/15	1,625	1,785
Rio Tinto Alcan Inc.	4.500%	5/15/13	775	817
Rio Tinto Alcan Inc.	5.200%	1/15/14	1,500	1,621
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	11,325	12,373
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	17,550	21,301
Sherwin-Williams Co.	3.125%	12/15/14	1,900	1,974
Teck Resources Ltd.	9.750%	5/15/14	6,000	7,095
WMC Finance USA Ltd.	5.125%	5/15/13	1,600	1,749
Xstrata Canada Corp.	7.350%	6/5/12	1,000	1,081
Xstrata Canada Corp.	7.250%	7/15/12	1,500	1,635
Capital Goods (1.0%)
3M Co.	4.500%	11/1/11	3,000	3,147
3M Co.	4.375%	8/15/13	2,000	2,182
Bemis Co. Inc.	4.875%	4/1/12	1,600	1,661
Bemis Co. Inc.	5.650%	8/1/14	2,875	3,171
Black & Decker Corp.	4.750%	11/1/14	1,025	1,104
Boeing Capital Corp.	6.500%	2/15/12	4,700	5,103
Boeing Capital Corp.	5.800%	1/15/13	750	828
Boeing Capital Corp.	3.250%	10/27/14	2,725	2,836
Boeing Co.	1.875%	11/20/12	2,750	2,793
Boeing Co.	3.500%	2/15/15	3,325	3,519
Caterpillar Financial Services Corp.	4.250%	2/8/13	700	747
Caterpillar Financial Services Corp.	2.000%	4/5/13	800	809

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Caterpillar Financial Services Corp.	6.200%	9/30/13	2,350	2,669
Caterpillar Financial Services Corp.	6.125%	2/17/14	25,500	28,915
Cooper US Inc.	5.250%	11/15/12	5,250	5,660
CRH America Inc.	5.625%	9/30/11	2,500	2,612
CRH America Inc.	6.950%	3/15/12	2,000	2,160
CRH America Inc.	5.300%	10/15/13	2,075	2,229
Deere & Co.	6.950%	4/25/14	1,325	1,562
Eaton Corp.	4.900%	5/15/13	2,050	2,233
Emerson Electric Co.	7.125%	8/15/10	500	504
Emerson Electric Co.	4.625%	10/15/12	3,200	3,438
General Dynamics Corp.	4.250%	5/15/13	3,800	4,099
General Dynamics Corp.	5.250%	2/1/14	4,100	4,590
General Electric Co.	5.000%	2/1/13	27,500	29,499
Honeywell International Inc.	6.125%	11/1/11	2,000	2,138
Honeywell International Inc.	5.625%	8/1/12	775	846
Honeywell International Inc.	4.250%	3/1/13	2,050	2,205
Honeywell International Inc.	3.875%	2/15/14	8,900	9,581
Illinois Tool Works Inc.	5.150%	4/1/14	2,150	2,402
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,800	2,000
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	6,700	8,262
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,399
John Deere Capital Corp.	7.000%	3/15/12	19,650	21,587
John Deere Capital Corp.	5.250%	10/1/12	575	624
John Deere Capital Corp.	4.950%	12/17/12	2,300	2,497
John Deere Capital Corp.	2.950%	3/9/15	1,025	1,059
Lafarge SA	6.150%	7/15/11	3,175	3,255
Lockheed Martin Corp.	4.121%	3/14/13	6,500	6,949
Republic Services Inc.	6.750%	8/15/11	1,000	1,057
Roper Industries Inc.	6.625%	8/15/13	1,650	1,845
Tyco International Finance SA	4.125%	10/15/14	4,000	4,254
United Technologies Corp.	6.100%	5/15/12	1,000	1,089
United Technologies Corp.	4.875%	5/1/15	2,300	2,575
Vulcan Materials Co.	6.300%	6/15/13	1,250	1,381
Waste Management Inc.	5.000%	3/15/14	2,075	2,247
Waste Management Inc.	6.375%	3/11/15	1,600	1,842
Communication (2.1%)
Alltel Corp.	7.000%	7/1/12	1,120	1,241
America Movil SAB de CV	5.750%	1/15/15	1,525	1,700
American Tower Corp.	4.625%	4/1/15	1,775	1,842
AT&T Corp.	7.300%	11/15/11	12,700	13,746
AT&T Inc.	6.250%	3/15/11	3,075	3,188
AT&T Inc.	5.875%	2/1/12	4,725	5,055
AT&T Inc.	5.875%	8/15/12	1,825	1,989
AT&T Inc.	4.950%	1/15/13	8,175	8,888
AT&T Inc.	6.700%	11/15/13	10,025	11,647
AT&T Inc.	4.850%	2/15/14	7,925	8,668
AT&T Inc.	5.100%	9/15/14	13,800	15,314
AT&T Mobility LLC	6.500%	12/15/11	1,000	1,077
BellSouth Corp.	5.200%	9/15/14	200	223
British Telecommunications PLC	5.150%	1/15/13	4,675	4,885
CBS Corp.	5.625%	8/15/12	2,225	2,367
CBS Corp.	8.200%	5/15/14	3,500	4,112
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	2,000	2,119
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	5,675	6,716
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	26,000	29,168
CenturyLink Inc.	7.875%	8/15/12	3,000	3,292
CenturyLink Inc.	5.000%	2/15/15	700	706
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,965	5,759
Comcast Cable Communications LLC	6.750%	1/30/11	14,675	15,136
COX Communications Inc.	7.125%	10/1/12	4,000	4,450
COX Communications Inc.	4.625%	6/1/13	6,435	6,856
COX Communications Inc.	5.450%	12/15/14	1,450	1,597
Deutsche Telekom International Finance BV	5.250%	7/22/13	4,015	4,328

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Deutsche Telekom International Finance BV	5.875%	8/20/13	4,525	4,948
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,100	1,181
4 DIRECTV Holdings LLC	3.550%	3/15/15	1,250	1,261
DIRECTV Holdings LLC	3.550%	3/15/15	5,850	5,901
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	4.750%	10/1/14	1,875	1,993
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	6.375%	6/15/15	3,500	3,614
France Telecom SA	4.375%	7/8/14	3,275	3,534
McGraw-Hill Cos. Inc.	5.375%	11/15/12	2,475	2,661
4 NBC Universal Inc.	3.650%	4/30/15	2,000	2,049
New Cingular Wireless Services Inc.	8.125%	5/1/12	11,675	13,065
News America Holdings Inc.	9.250%	2/1/13	2,825	3,329
News America Inc.	5.300%	12/15/14	1,450	1,614
Qwest Corp.	7.875%	9/1/11	3,875	4,035
Qwest Corp.	8.875%	3/15/12	12,525	13,464
Reed Elsevier Capital Inc.	7.750%	1/15/14	3,900	4,579
Rogers Communications Inc.	7.250%	12/15/12	6,500	7,295
Rogers Communications Inc.	6.375%	3/1/14	3,000	3,393
Rogers Communications Inc.	5.500%	3/15/14	2,150	2,365
RR Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,608
Telecom Italia Capital SA	4.875%	10/1/10	1,000	1,006
Telecom Italia Capital SA	6.200%	7/18/11	700	723
Telecom Italia Capital SA	5.250%	11/15/13	6,675	6,918
Telecom Italia Capital SA	6.175%	6/18/14	7,450	7,829
Telecom Italia Capital SA	4.950%	9/30/14	7,514	7,555
Telefonica Emisiones SAU	5.855%	2/4/13	7,000	7,514
Telefonica Emisiones SAU	2.582%	4/26/13	2,000	1,992
Telefonica Emisiones SAU	4.949%	1/15/15	1,550	1,629
Telefonica Emisiones SAU	3.729%	4/27/15	8,350	8,307
Thomson Reuters Corp.	5.950%	7/15/13	3,925	4,385
Thomson Reuters Corp.	5.700%	10/1/14	2,650	2,961
Time Warner Cable Inc.	5.400%	7/2/12	9,300	9,960
Time Warner Cable Inc.	6.200%	7/1/13	7,750	8,632
Time Warner Cable Inc.	7.500%	4/1/14	7,700	8,966
Time Warner Cable Inc.	3.500%	2/1/15	1,125	1,149
Time Warner Entertainment Co. LP	8.875%	10/1/12	1,000	1,146
Verizon Communications Inc.	4.350%	2/15/13	6,025	6,451
Verizon Communications Inc.	5.250%	4/15/13	17,900	19,656
Verizon Florida LLC	6.125%	1/15/13	1,500	1,641
Verizon Global Funding Corp.	6.875%	6/15/12	2,500	2,760
Verizon Global Funding Corp.	7.375%	9/1/12	4,450	5,010
Verizon Global Funding Corp.	4.375%	6/1/13	250	270
Verizon New England Inc.	6.500%	9/15/11	2,500	2,639
Verizon New Jersey Inc.	5.875%	1/17/12	3,700	3,914
Verizon New York Inc.	6.875%	4/1/12	2,000	2,165
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,000	2,102
Verizon Virginia Inc.	4.625%	3/15/13	3,600	3,801
Vodafone Group PLC	5.350%	2/27/12	9,025	9,538
Vodafone Group PLC	4.150%	6/10/14	4,025	4,219
Vodafone Group PLC	3.375%	11/24/15	2,375	2,396
WPP Finance UK	5.875%	6/15/14	3,475	3,762
WPP Finance UK	8.000%	9/15/14	4,075	4,776
Consumer Cyclical (1.0%)
AutoZone Inc.	6.500%	1/15/14	5,000	5,594
Best Buy Co. Inc.	6.750%	7/15/13	3,350	3,745
Costco Wholesale Corp.	5.300%	3/15/12	4,000	4,286
CVS Caremark Corp.	5.750%	8/15/11	1,800	1,887
3 CVS Caremark Corp.	6.302%	6/1/12	2,500	2,240
CVS Caremark Corp.	4.875%	9/15/14	4,725	5,140
CVS Caremark Corp.	3.250%	5/18/15	2,950	3,004
Daimler Finance North America LLC	5.750%	9/8/11	11,725	12,230
Daimler Finance North America LLC	7.300%	1/15/12	3,475	3,738
Daimler Finance North America LLC	6.500%	11/15/13	4,850	5,409
Darden Restaurants Inc.	5.625%	10/15/12	1,300	1,408

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Home Depot Inc.	5.250%	12/16/13	4,625	5,077
Johnson Controls Inc.	4.875%	9/15/13	1,000	1,079
Lowe's Cos. Inc.	5.600%	9/15/12	3,200	3,500
Marriott International Inc.	4.625%	6/15/12	1,175	1,210
Marriott International Inc.	5.625%	2/15/13	1,425	1,504
McDonald's Corp.	5.750%	3/1/12	1,800	1,937
McDonald's Corp.	4.300%	3/1/13	2,000	2,154
Nordstrom Inc.	6.750%	6/1/14	1,150	1,331
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,171
PACCAR Financial Corp.	2.050%	6/17/13	650	654
PACCAR Inc.	6.875%	2/15/14	4,450	5,138
Staples Inc.	9.750%	1/15/14	16,325	19,957
Target Corp.	6.350%	1/15/11	4,900	5,047
Target Corp.	5.125%	1/15/13	1,075	1,176
Target Corp.	4.000%	6/15/13	825	882
Time Warner Inc.	5.500%	11/15/11	3,425	3,613
Time Warner Inc.	6.875%	5/1/12	17,775	19,381
Toll Brothers Finance Corp.	6.875%	11/15/12	59	63
Toll Brothers Finance Corp.	5.950%	9/15/13	45	47
Toll Brothers Finance Corp.	5.150%	5/15/15	1,900	1,877
Toyota Motor Credit Corp.	3.200%	6/17/15	5,900	6,007
Viacom Inc.	4.375%	9/15/14	600	637
Wal-Mart Stores Inc.	4.550%	5/1/13	7,575	8,237
Wal-Mart Stores Inc.	7.250%	6/1/13	2,300	2,678
Wal-Mart Stores Inc.	3.200%	5/15/14	7,769	8,193
Wal-Mart Stores Inc.	2.875%	4/1/15	3,975	4,092
Wal-Mart Stores Inc.	2.250%	7/8/15	4,250	4,237
Walgreen Co.	4.875%	8/1/13	8,500	9,336
Walt Disney Co.	5.700%	7/15/11	2,400	2,522
Walt Disney Co.	6.375%	3/1/12	1,500	1,634
Walt Disney Co.	4.700%	12/1/12	7,200	7,795
Walt Disney Co.	4.500%	12/15/13	325	357
Walt Disney Co.	6.200%	6/20/14	3,000	3,475
Western Union Co.	6.500%	2/26/14	3,350	3,772
Yum! Brands Inc.	7.700%	7/1/12	1,600	1,775
Consumer Noncyclical (2.7%)
Abbott Laboratories	5.150%	11/30/12	3,325	3,655
Altria Group Inc.	8.500%	11/10/13	5,100	5,963
Altria Group Inc.	7.750%	2/6/14	9,500	10,990
AmerisourceBergen Corp.	5.625%	9/15/12	2,725	2,942
Amgen Inc.	4.850%	11/18/14	6,625	7,353
Anheuser-Busch Cos. Inc.	4.700%	4/15/12	1,500	1,578
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,500	1,588
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	12,375	12,734
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	8,075	8,164
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	7,350	7,705
AstraZeneca PLC	5.400%	9/15/12	11,875	12,963
Baxter FinCo BV	4.750%	10/15/10	500	506
Baxter International Inc.	4.000%	3/1/14	1,650	1,772
Baxter International Inc.	4.625%	3/15/15	2,750	3,037
Biogen Idec Inc.	6.000%	3/1/13	4,725	5,177
Bottling Group LLC	4.625%	11/15/12	4,500	4,841
Bottling Group LLC	5.000%	11/15/13	1,500	1,659
Bottling Group LLC	6.950%	3/15/14	9,300	10,955
Bristol-Myers Squibb Co.	5.250%	8/15/13	1,675	1,861
Bunge Ltd. Finance Corp.	5.350%	4/15/14	5,350	5,630
Cardinal Health Inc.	5.650%	6/15/12	32	34
Cardinal Health Inc.	4.000%	6/15/15	1,875	1,952
CareFusion Corp.	4.125%	8/1/12	600	628
CareFusion Corp.	5.125%	8/1/14	5,975	6,447
Cia de Bebidas das Americas	10.500%	12/15/11	1,300	1,463
Cia de Bebidas das Americas	8.750%	9/15/13	1,050	1,234
Clorox Co.	5.450%	10/15/12	1,200	1,304

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clorox Co.	5.000%	3/1/13	2,000	2,169
Clorox Co.	5.000%	1/15/15	3,700	4,069
Coca-Cola Co.	3.625%	3/15/14	3,075	3,277
Coca-Cola Enterprises Inc.	3.750%	3/1/12	2,000	2,086
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,300	2,545
Coca-Cola Enterprises Inc.	7.375%	3/3/14	5,375	6,400
Coca-Cola Enterprises Inc.	4.250%	3/1/15	1,700	1,843
Coca-Cola HBC Finance BV	5.125%	9/17/13	1,800	1,954
Coca-Cola HBC Finance BV	5.500%	9/17/15	2,000	2,223
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,359
ConAgra Foods Inc.	6.750%	9/15/11	41	44
ConAgra Foods Inc.	5.875%	4/15/14	450	507
Covidien International Finance SA	5.450%	10/15/12	2,425	2,646
Delhaize Group SA	5.875%	2/1/14	400	447
Diageo Capital PLC	5.200%	1/30/13	5,036	5,486
Diageo Finance BV	5.500%	4/1/13	1,500	1,650
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	1,625	1,630
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,600	1,619
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	325	362
Eli Lilly & Co.	3.550%	3/6/12	3,400	3,543
Eli Lilly & Co.	6.000%	3/15/12	2,775	3,007
Eli Lilly & Co.	4.200%	3/6/14	2,425	2,623
Express Scripts Inc.	5.250%	6/15/12	3,950	4,217
Express Scripts Inc.	6.250%	6/15/14	10,550	11,943
Fortune Brands Inc.	3.000%	6/1/12	1,725	1,749
Fortune Brands Inc.	4.875%	12/1/13	1,000	1,068
Fortune Brands Inc.	6.375%	6/15/14	3,375	3,750
General Mills Inc.	6.000%	2/15/12	1,300	1,397
General Mills Inc.	5.650%	9/10/12	3,050	3,310
General Mills Inc.	5.250%	8/15/13	7,325	8,048
General Mills Inc.	5.200%	3/17/15	6,000	6,749
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	12,250	13,376
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	2,100	2,285
Hasbro Inc.	6.125%	5/15/14	3,000	3,173
HJ Heinz Co.	5.350%	7/15/13	1,300	1,426
HJ Heinz Finance Co.	6.625%	7/15/11	2,500	2,638
HJ Heinz Finance Co.	6.000%	3/15/12	1,500	1,613
Hospira Inc.	5.900%	6/15/14	675	750
Johnson & Johnson	5.150%	8/15/12	1,650	1,801
Kellogg Co.	5.125%	12/3/12	5,000	5,439
Kellogg Co.	4.250%	3/6/13	4,175	4,476
Kimberly-Clark Corp.	5.625%	2/15/12	2,075	2,224
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,450	1,557
Kraft Foods Inc.	5.625%	11/1/11	5,150	5,421
Kraft Foods Inc.	6.250%	6/1/12	7,525	8,178
Kraft Foods Inc.	2.625%	5/8/13	10,625	10,828
Kraft Foods Inc.	5.250%	10/1/13	3,200	3,495
Kraft Foods Inc.	6.750%	2/19/14	7,450	8,545
Kroger Co.	6.750%	4/15/12	3,050	3,332
Kroger Co.	6.200%	6/15/12	2,525	2,751
Kroger Co.	5.500%	2/1/13	1,425	1,550
Kroger Co.	5.000%	4/15/13	1,550	1,671
Kroger Co.	7.500%	1/15/14	8,800	10,298
Laboratory Corp. of America Holdings	5.500%	2/1/13	875	940
Life Technologies Corp.	4.400%	3/1/15	2,875	2,983
McKesson Corp.	7.750%	2/1/12	1,475	1,615
McKesson Corp.	5.250%	3/1/13	2,025	2,195
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	5,225	5,395
Medco Health Solutions Inc.	6.125%	3/15/13	4,125	4,547
Medco Health Solutions Inc.	7.250%	8/15/13	800	917
Medtronic Inc.	4.500%	3/15/14	1,975	2,159
Medtronic Inc.	3.000%	3/15/15	5,000	5,201
Merck & Co. Inc.	5.125%	11/15/11	1,850	1,960
Merck & Co. Inc.	5.300%	12/1/13	2,875	3,218

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	4.750%	3/1/15	4,875	5,427
Newell Rubbermaid Inc.	5.500%	4/15/13	2,500	2,680
Novartis Capital Corp.	1.900%	4/24/13	6,500	6,600
Novartis Capital Corp.	4.125%	2/10/14	7,450	8,038
Novartis Capital Corp.	2.900%	4/24/15	2,550	2,614
PepsiAmericas Inc.	5.750%	7/31/12	800	874
PepsiAmericas Inc.	4.375%	2/15/14	1,675	1,817
PepsiAmericas Inc.	4.875%	1/15/15	1,525	1,693
PepsiCo Inc.	5.150%	5/15/12	3,250	3,498
PepsiCo Inc.	4.650%	2/15/13	3,025	3,286
PepsiCo Inc.	3.750%	3/1/14	3,075	3,277
PepsiCo Inc.	3.100%	1/15/15	2,900	3,032
Pfizer Inc.	4.450%	3/15/12	29,600	31,282
Pfizer Inc.	4.500%	2/15/14	925	1,010
Pfizer Inc.	5.350%	3/15/15	8,150	9,224
Philip Morris International Inc.	4.875%	5/16/13	9,725	10,518
Philip Morris International Inc.	6.875%	3/17/14	3,825	4,423
Procter & Gamble Co.	1.375%	8/1/12	5,000	5,054
Procter & Gamble Co.	3.500%	2/15/15	3,525	3,749
Reynolds American Inc.	7.250%	6/1/12	3,850	4,129
Reynolds American Inc.	7.250%	6/1/13	1,500	1,650
Safeway Inc.	5.800%	8/15/12	3,050	3,304
Safeway Inc.	6.250%	3/15/14	6,000	6,804
Sara Lee Corp.	6.250%	9/15/11	3,850	4,072
St. Jude Medical Inc.	2.200%	9/15/13	3,125	3,162
St. Jude Medical Inc.	3.750%	7/15/14	2,950	3,118
Stryker Corp.	3.000%	1/15/15	1,500	1,552
Sysco Corp.	4.200%	2/12/13	600	643
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC	3.000%	6/15/15	2,100	2,134
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	5,500	5,510
Thermo Fisher Scientific Inc.	2.150%	12/28/12	1,300	1,312
Thermo Fisher Scientific Inc.	3.250%	11/20/14	1,275	1,319
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,600	1,656
Unilever Capital Corp.	7.125%	11/1/10	4,550	4,642
Unilever Capital Corp.	3.650%	2/15/14	1,350	1,430
UST LLC	6.625%	7/15/12	1,000	1,083
Watson Pharmaceuticals Inc.	5.000%	8/15/14	4,000	4,292
Whirlpool Corp.	5.500%	3/1/13	4,225	4,545
Whirlpool Corp.	8.600%	5/1/14	1,100	1,300
Wyeth	5.500%	3/15/13	5,600	6,184
Wyeth	5.500%	2/1/14	2,750	3,092
Energy (1.2%)
Anadarko Petroleum Corp.	7.625%	3/15/14	5,375	5,106
Anadarko Petroleum Corp.	5.750%	6/15/14	900	810
Apache Corp.	6.250%	4/15/12	1,000	1,079
Apache Corp.	5.250%	4/15/13	1,500	1,632
Apache Corp.	6.000%	9/15/13	1,675	1,874
Baker Hughes Inc.	6.500%	11/15/13	3,600	4,101
^ BP Capital Markets PLC	1.550%	8/11/11	2,825	2,691
BP Capital Markets PLC	3.125%	3/10/12	5,275	4,853
BP Capital Markets PLC	5.250%	11/7/13	11,350	10,442
BP Capital Markets PLC	3.625%	5/8/14	5,500	4,716
BP Capital Markets PLC	3.875%	3/10/15	8,425	7,161
Burlington Resources Finance Co.	6.500%	12/1/11	500	538
Canadian Natural Resources Ltd.	6.700%	7/15/11	2,500	2,628
Canadian Natural Resources Ltd.	5.450%	10/1/12	3,550	3,830
Canadian Natural Resources Ltd.	5.150%	2/1/13	500	540
4 Cenovus Energy Inc.	4.500%	9/15/14	8,950	9,513
Chevron Corp.	3.450%	3/3/12	4,400	4,579
Chevron Corp.	3.950%	3/3/14	6,550	7,003
Conoco Funding Co.	6.350%	10/15/11	11,375	12,121
ConocoPhillips	4.750%	2/1/14	5,700	6,262

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ConocoPhillips	4.600%	1/15/15	5,300	5,786
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,700	1,819
Devon Financing Corp. ULC	6.875%	9/30/11	18,175	19,352
Diamond Offshore Drilling Inc.	5.150%	9/1/14	2,000	2,107
EnCana Corp.	6.300%	11/1/11	1,500	1,589
EnCana Corp.	4.750%	10/15/13	1,125	1,208
EnCana Holdings Finance Corp.	5.800%	5/1/14	3,250	3,625
EOG Resources Inc.	6.125%	10/1/13	1,200	1,355
EOG Resources Inc.	2.950%	6/1/15	1,525	1,543
Husky Energy Inc.	6.250%	6/15/12	1,000	1,081
Husky Energy Inc.	5.900%	6/15/14	7,100	7,914
Marathon Global Funding Corp.	6.000%	7/1/12	900	973
Marathon Oil Corp.	6.125%	3/15/12	700	751
Nexen Inc.	5.050%	11/20/13	5,175	5,533
Occidental Petroleum Corp.	7.000%	11/1/13	2,500	2,923
PC Financial Partnership	5.000%	11/15/14	2,000	2,154
Petro-Canada	4.000%	7/15/13	3,210	3,364
Shell International Finance BV	1.875%	3/25/13	7,900	7,962
Shell International Finance BV	4.000%	3/21/14	21,850	23,103
Shell International Finance BV	3.100%	6/28/15	950	964
Statoil ASA	3.875%	4/15/14	1,150	1,222
Statoil ASA	2.900%	10/15/14	3,500	3,593
Sunoco Inc.	4.875%	10/15/14	950	973
Talisman Energy Inc.	5.125%	5/15/15	2,150	2,334
Total Capital SA	3.000%	6/24/15	3,500	3,530
Transocean Inc.	5.250%	3/15/13	3,400	3,196
Valero Energy Corp.	6.875%	4/15/12	3,000	3,224
Valero Energy Corp.	4.750%	6/15/13	3,000	3,144
Valero Energy Corp.	4.500%	2/1/15	300	306
Weatherford International Inc.	5.950%	6/15/12	5,750	6,095
Weatherford International Ltd.	5.150%	3/15/13	4,175	4,380
XTO Energy Inc.	5.900%	8/1/12	8,850	9,697
XTO Energy Inc.	5.000%	1/31/15	2,375	2,652
Other Industrial (0.0%)
Yale University	2.900%	10/15/14	1,825	1,896

Technology (0.9%)
Adobe Systems Inc.	3.250%	2/1/15	2,925	3,007
Agilent Technologies Inc.	4.450%	9/14/12	1,700	1,776
Amphenol Corp.	4.750%	11/15/14	2,775	2,926
Analog Devices Inc.	5.000%	7/1/14	850	917
Arrow Electronics Inc.	6.875%	7/1/13	800	884
Cisco Systems Inc.	2.900%	11/17/14	6,000	6,226
Computer Sciences Corp.	5.500%	3/15/13	725	779
Dell Inc.	3.375%	6/15/12	2,900	3,012
Dell Inc.	4.700%	4/15/13	1,550	1,668
Dun & Bradstreet Corp.	6.000%	4/1/13	1,700	1,850
Equifax Inc.	4.450%	12/1/14	1,000	1,045
Fiserv Inc.	6.125%	11/20/12	8,000	8,780
Hewlett-Packard Co.	6.500%	7/1/12	1,025	1,132
Hewlett-Packard Co.	4.500%	3/1/13	30,375	32,793
Hewlett-Packard Co.	6.125%	3/1/14	3,950	4,521
Hewlett-Packard Co.	4.750%	6/2/14	3,300	3,653
HP Enterprise Services LLC	6.000%	8/1/13	2,450	2,759
IBM International Group Capital LLC	5.050%	10/22/12	16,600	18,049
International Business Machines Corp.	2.100%	5/6/13	15,700	16,057
Intuit Inc.	5.400%	3/15/12	950	1,009
Lexmark International Inc.	5.900%	6/1/13	1,050	1,118
Maxim Integrated Products Inc.	3.450%	6/14/13	1,200	1,209
Microsoft Corp.	2.950%	6/1/14	5,775	6,040
Motorola Inc.	8.000%	11/1/11	3,025	3,237
Motorola Inc.	5.375%	11/15/12	3,500	3,679
Oracle Corp.	4.950%	4/15/13	3,400	3,734

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Oracle Corp.	3.750%	7/8/14	9,600	10,257
Pitney Bowes Inc.	4.625%	10/1/12	2,000	2,132
Pitney Bowes Inc.	4.875%	8/15/14	2,025	2,216
Tyco Electronics Group SA	6.000%	10/1/12	8,950	9,687
Xerox Corp.	6.875%	8/15/11	5,025	5,306
Xerox Corp.	5.500%	5/15/12	11,750	12,496
Xerox Corp.	8.250%	5/15/14	2,275	2,663
Xerox Corp.	4.250%	2/15/15	1,100	1,133
Transportation (0.2%)
Burlington Northern Santa Fe LLC	6.750%	7/15/11	2,500	2,645
Burlington Northern Santa Fe LLC	5.900%	7/1/12	1,050	1,140
CSX Corp.	6.300%	3/15/12	2,000	2,146
CSX Corp.	5.500%	8/1/13	6,100	6,669
CSX Corp.	6.250%	4/1/15	4,625	5,318
Norfolk Southern Corp.	5.257%	9/17/14	1,250	1,373
Ryder System Inc.	6.000%	3/1/13	1,500	1,627
Ryder System Inc.	5.850%	3/1/14	2,850	3,095
Southwest Airlines Co.	6.500%	3/1/12	3,225	3,430
Union Pacific Corp.	6.650%	1/15/11	2,000	2,058
Union Pacific Corp.	6.500%	4/15/12	2,375	2,578
Union Pacific Corp.	5.450%	1/31/13	3,490	3,805
Union Pacific Corp.	5.375%	5/1/14	1,100	1,217
United Parcel Service Inc.	3.875%	4/1/14	4,625	5,000
				1,949,235
Utilities (1.6%)
Electric (1.3%)
4 Allegheny Energy Supply Co. LLC	8.250%	4/15/12	3,500	3,799
Appalachian Power Co.	5.650%	8/15/12	3,875	4,164
Arizona Public Service Co.	5.800%	6/30/14	500	552
Arizona Public Service Co.	4.650%	5/15/15	1,775	1,890
Carolina Power & Light Co.	6.500%	7/15/12	1,000	1,091
Carolina Power & Light Co.	5.125%	9/15/13	3,305	3,636
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	700	769
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	500	561
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	5,225	6,091
Commonwealth Edison Co.	6.150%	3/15/12	3,275	3,539
Commonwealth Edison Co.	4.700%	4/15/15	100	109
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	4,000	4,348
Consolidated Natural Gas Co.	6.250%	11/1/11	1,000	1,058
Constellation Energy Group Inc.	4.550%	6/15/15	1,850	1,946
Consumers Energy Co.	5.000%	2/15/12	1,250	1,317
Consumers Energy Co.	5.375%	4/15/13	750	819
Dayton Power & Light Co.	5.125%	10/1/13	1,875	2,085
Detroit Edison Co.	6.125%	10/1/10	1,000	1,011
Dominion Resources Inc.	4.750%	12/15/10	2,125	2,160
3 Dominion Resources Inc.	6.300%	9/30/11	3,400	3,129
Dominion Resources Inc.	5.000%	3/15/13	1,500	1,627
Duke Energy Carolinas LLC	6.250%	1/15/12	3,500	3,772
Duke Energy Carolinas LLC	5.750%	11/15/13	1,500	1,701
Duke Energy Corp.	6.300%	2/1/14	14,525	16,453
Duke Energy Corp.	3.350%	4/1/15	1,100	1,124
Duke Energy Indiana Inc.	5.000%	9/15/13	1,125	1,217
Duke Energy Ohio Inc.	5.700%	9/15/12	2,400	2,599
Enersis SA	7.375%	1/15/14	1,000	1,121
Entergy Arkansas Inc.	5.400%	8/1/13	1,000	1,106
Exelon Corp.	4.900%	6/15/15	4,875	5,229
Exelon Generation Co. LLC	5.350%	1/15/14	4,125	4,494
FirstEnergy Corp.	6.450%	11/15/11	306	323
FirstEnergy Solutions Corp.	4.800%	2/15/15	4,675	4,898
Florida Power & Light Co.	4.850%	2/1/13	250	270
FPL Group Capital Inc.	5.625%	9/1/11	3,575	3,728
FPL Group Capital Inc.	5.350%	6/15/13	2,835	3,078
FPL Group Capital Inc.	2.550%	11/15/13	1,675	1,687

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
FPL Group Capital Inc.	7.875%	12/15/15	3,500	4,322
Georgia Power Co.	6.000%	11/1/13	2,000	2,272
Iberdrola USA Inc.	6.750%	6/15/12	1,750	1,889
KCP&L Greater Missouri Operations Co.	11.875%	7/1/12	1,400	1,615
Metropolitan Edison Co.	4.875%	4/1/14	1,000	1,060
MidAmerican Energy Co.	5.650%	7/15/12	1,150	1,247
MidAmerican Energy Co.	5.125%	1/15/13	2,000	2,178
Midamerican Energy Holdings Co.	5.000%	2/15/14	600	649
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,100	3,125
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	725	794
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	975	998
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	10,250	11,335
National Rural Utilities Cooperative Finance Corp.	3.875%	9/16/15	3,250	3,423
Nevada Power Co.	5.875%	1/15/15	1,500	1,675
Nisource Finance Corp.	6.150%	3/1/13	1,975	2,137
NSTAR Electric Co.	4.875%	10/15/12	3,925	4,226
NSTAR Electric Co.	4.875%	4/15/14	1,500	1,625
Ohio Power Co.	5.750%	9/1/13	1,575	1,748
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	4,900	5,293
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,975	5,497
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,000	3,403
Pacific Gas & Electric Co.	4.800%	3/1/14	11,000	11,959
PacifiCorp	6.900%	11/15/11	3,650	3,929
Pepco Holdings Inc.	6.450%	8/15/12	2,000	2,195
PPL Energy Supply LLC	6.400%	11/1/11	1,000	1,059
PPL Energy Supply LLC	6.300%	7/15/13	2,175	2,413
Progress Energy Inc.	7.100%	3/1/11	5,118	5,317
Progress Energy Inc.	6.850%	4/15/12	775	845
PSEG Power LLC	6.950%	6/1/12	4,775	5,222
4 PSEG Power LLC	2.500%	4/15/13	800	809
PSEG Power LLC	5.500%	12/1/15	3,000	3,332
Public Service Co. of Colorado	7.875%	10/1/12	4,625	5,286
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,110
Public Service Electric & Gas Co.	5.375%	9/1/13	2,000	2,207
Public Service Electric & Gas Co.	2.700%	5/1/15	1,125	1,143
Sierra Pacific Power Co.	5.450%	9/1/13	3,769	4,144
Southern California Edison Co.	5.000%	1/15/14	2,000	2,196
Southern California Edison Co.	4.150%	9/15/14	3,000	3,246
Southern Co.	5.300%	1/15/12	9,625	10,194
Southern Co.	4.150%	5/15/14	800	847
Southern Power Co.	6.250%	7/15/12	1,000	1,089
Tampa Electric Co.	6.875%	6/15/12	1,000	1,092
Tampa Electric Co.	6.375%	8/15/12	2,000	2,179
TransAlta Corp.	4.750%	1/15/15	2,388	2,518
Virginia Electric and Power Co.	5.100%	11/30/12	6,825	7,416
Wisconsin Electric Power Co.	6.000%	4/1/14	1,437	1,640
Natural Gas (0.3%)
Atmos Energy Corp.	4.950%	10/15/14	4,400	4,798
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,500	1,723
Enbridge Inc.	4.900%	3/1/15	4,950	5,352
Energy Transfer Partners LP	5.650%	8/1/12	1,470	1,548
Energy Transfer Partners LP	6.000%	7/1/13	4,500	4,812
Energy Transfer Partners LP	8.500%	4/15/14	3,000	3,476
6 Enron Corp.	9.125%	4/1/03	2,000	5
6 Enron Corp.	7.625%	9/10/04	1,000	2
Enterprise Products Operating LLC	4.600%	8/1/12	1,850	1,932
Enterprise Products Operating LLC	5.650%	4/1/13	2,200	2,377
Enterprise Products Operating LLC	5.900%	4/15/13	1,150	1,252
Enterprise Products Operating LLC	9.750%	1/31/14	2,000	2,417
Enterprise Products Operating LLC	5.600%	10/15/14	1,350	1,473
6 HNG Internorth	9.625%	3/15/06	1,500	3
Kinder Morgan Energy Partners LP	7.125%	3/15/12	550	597
Kinder Morgan Energy Partners LP	5.850%	9/15/12	4,325	4,645

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.000%	12/15/13	1,500	1,604
Kinder Morgan Energy Partners LP	5.625%	2/15/15	1,300	1,412
NuStar Logistics LP	6.050%	3/15/13	2,000	2,144
Oneok Inc.	5.200%	6/15/15	1,825	1,931
ONEOK Partners LP	5.900%	4/1/12	3,400	3,624
Plains All American Pipeline LP / PAA Finance Corp.	4.250%	9/1/12	2,000	2,079
Sempra Energy	6.000%	2/1/13	2,525	2,769
Spectra Energy Capital LLC	6.250%	2/15/13	3,325	3,614
Spectra Energy Capital LLC	5.668%	8/15/14	1,000	1,086
Texas Gas Transmission LLC	4.600%	6/1/15	325	341
TransCanada PipeLines Ltd.	4.000%	6/15/13	2,225	2,365
TransCanada PipeLines Ltd.	3.400%	6/1/15	1,000	1,035
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	1,545	1,627
4 Williams Partners LP	3.800%	2/15/15	1,950	1,975
				306,417

Total Corporate Bonds (Cost $3,818,525)				3,993,198

Sovereign Bonds (U.S. Dollar-Denominated) (6.7%)
African Development Bank	1.000%	11/23/11	4,050	4,042
African Development Bank	1.750%	10/1/12	875	887
African Development Bank	1.625%	2/11/13	4,300	4,333
African Development Bank	3.000%	5/27/14	11,575	11,960
Asian Development Bank	2.125%	3/15/12	3,350	3,434
Asian Development Bank	4.500%	9/4/12	5,000	5,372
Asian Development Bank	1.625%	7/15/13	11,600	11,676
Asian Development Bank	3.625%	9/5/13	5,850	6,285
Asian Development Bank	2.750%	5/21/14	14,550	15,004
Asian Development Bank	2.625%	2/9/15	11,250	11,589
Brazilian Government International Bond	11.000%	1/11/12	3,875	4,437
Brazilian Government International Bond	10.250%	6/17/13	4,600	5,612
Brazilian Government International Bond	10.500%	7/14/14	5,725	7,285
Brazilian Government International Bond	7.875%	3/7/15	6,025	7,146
Canada Government International Bond	2.375%	9/10/14	7,725	7,952
Canada Mortgage & Housing Corp.	4.800%	10/1/10	1,500	1,513
7 Canada Mortgage & Housing Corp.	5.000%	9/1/11	4,000	4,174
Chile Government International Bond	7.125%	1/11/12	2,650	2,857
Chile Government International Bond	5.500%	1/15/13	3,550	3,861
China Development Bank Corp.	4.750%	10/8/14	1,375	1,503
Corp Andina de Fomento	6.875%	3/15/12	2,300	2,490
Corp. Andina de Fomento	5.200%	5/21/13	5,575	6,019
Council Of Europe Development Bank	2.750%	2/10/15	3,700	3,779
Eksportfinans ASA	5.125%	10/26/11	6,000	6,318
Eksportfinans ASA	1.875%	4/2/13	5,350	5,392
Eksportfinans ASA	3.000%	11/17/14	4,825	4,990
European Bank for Reconstruction & Development	3.625%	6/17/13	3,000	3,190
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,804
European Bank for Reconstruction & Development	2.750%	4/20/15	6,250	6,378
European Investment Bank	3.125%	7/15/11	16,425	16,818
European Investment Bank	3.250%	10/14/11	4,775	4,928
European Investment Bank	2.625%	11/15/11	10,450	10,720
European Investment Bank	2.000%	2/10/12	60,550	61,643
European Investment Bank	4.625%	3/21/12	8,700	9,236
4 European Investment Bank	1.125%	4/16/12	12,500	12,556
European Investment Bank	1.750%	9/14/12	15,000	15,214
^ European Investment Bank	1.625%	3/15/13	4,000	4,022
European Investment Bank	3.250%	5/15/13	1,050	1,104
European Investment Bank	1.875%	6/17/13	14,500	14,681
European Investment Bank	4.250%	7/15/13	16,950	18,355
European Investment Bank	2.375%	3/14/14	4,175	4,267
European Investment Bank	3.000%	4/8/14	8,000	8,331
European Investment Bank	4.625%	5/15/14	4,350	4,795
European Investment Bank	3.125%	6/4/14	38,950	40,852
European Investment Bank	2.875%	1/15/15	11,000	11,469

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	European Investment Bank	2.750%	3/23/15	11,225	11,497
	Export Development Canada	3.750%	7/15/11	2,575	2,652
	Export Development Canada	2.625%	11/15/11	3,300	3,380
	Export Development Canada	2.375%	3/19/12	6,875	7,040
7	Export Development Canada	4.500%	10/25/12	7,500	8,057
	Export Development Canada	3.125%	4/24/14	8,050	8,452
^	Export Development Canada	2.250%	5/28/15	4,725	4,776
	Export-Import Bank of Korea	5.500%	10/17/12	7,850	8,283
	Export-Import Bank of Korea	8.125%	1/21/14	10,800	12,332
	Export-Import Bank of Korea	5.875%	1/14/15	2,800	3,031
	Export-Import Bank of Korea	5.125%	3/16/15	1,700	1,808
	Financement-Quebec	5.000%	10/25/12	2,000	2,173
	Hungary Government International Bond	4.750%	2/3/15	5,350	5,299
	Hydro Quebec	6.300%	5/11/11	2,500	2,613
	Hydro Quebec	8.000%	2/1/13	2,000	2,320
	Inter-American Development Bank	3.250%	11/15/11	4,500	4,648
	Inter-American Development Bank	4.750%	10/19/12	15,500	16,759
	Inter-American Development Bank	1.750%	10/22/12	15,250	15,495
	Inter-American Development Bank	3.500%	3/15/13	3,000	3,175
	Inter-American Development Bank	1.625%	7/15/13	10,225	10,310
	Inter-American Development Bank	3.000%	4/22/14	10,550	11,038
	Inter-American Development Bank	4.500%	9/15/14	3,000	3,324
	International Bank for Reconstruction & Development	2.000%	4/2/12	28,800	29,365
	International Bank for Reconstruction & Development	3.625%	5/21/13	5,500	5,861
	International Bank for Reconstruction & Development	1.750%	7/15/13	19,500	19,794
	International Bank for Reconstruction & Development	3.500%	10/8/13	5,490	5,876
	International Bank for Reconstruction & Development	2.375%	5/26/15	18,650	18,941
	International Finance Corp.	5.125%	5/2/11	7,100	7,351
	International Finance Corp.	3.000%	4/22/14	17,425	18,231
	International Finance Corp.	2.750%	4/20/15	9,550	9,869
	Israel Government International Bond	4.625%	6/15/13	2,350	2,518
	Israel Government International Bond	5.125%	3/1/14	2,000	2,190
8	Japan Bank for International Cooperation	2.125%	11/5/12	14,000	14,280
	Japan Bank for International Cooperation	4.375%	11/26/12	2,200	2,338
	Japan Bank for International Cooperation	4.250%	6/18/13	6,150	6,585
8	Japan Bank for International Cooperation	2.875%	2/2/15	6,600	6,780
^,8	Japan Finance Corp.	1.500%	7/6/12	9,025	9,060
8	Japan Finance Organization for Municipalities	4.625%	4/21/15	5,075	5,621
	Korea Development Bank	5.300%	1/17/13	4,650	4,899
	Korea Development Bank	5.750%	9/10/13	5,525	5,968
	Korea Development Bank	8.000%	1/23/14	5,000	5,700
	Korea Development Bank	4.375%	8/10/15	1,600	1,637
	Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	10,950	11,293
9	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	7,850	7,984
9	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	6,875	7,029
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	24,700	26,414
^,9	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	18,850	18,950
9	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	26,150	26,496
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	40,300	42,164
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	12,375	13,069
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	6,125	6,576
9	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	7,925	8,391
^,9	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	20,825	21,373
9	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	8,225	8,377
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	9/15/10	3,500	3,521
10	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.875%	1/13/12	1,500	1,574
	Landwirtschaftliche Rentenbank	5.250%	7/15/11	3,500	3,661
9	Landwirtschaftliche Rentenbank	5.250%	7/2/12	9,600	10,425
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	23,475	23,882
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	2,100	2,181
	Malaysia Government International Bond	7.500%	7/15/11	4,825	5,118
	Mexico Government International Bond	6.375%	1/16/13	5,400	5,921
	Mexico Government International Bond	6.625%	3/3/15	7,900	9,006
	Nordic Investment Bank	1.625%	1/28/13	6,900	6,957

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Nordic Investment Bank	2.625%	10/6/14	6,700	6,907
Nordic Investment Bank	2.500%	7/15/15	750	763
Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,825	4,957
11 Oesterreichische Kontrollbank AG	4.750%	11/8/11	13,500	14,167
11 Oesterreichische Kontrollbank AG	1.875%	3/21/12	11,000	11,156
11 Oesterreichische Kontrollbank AG	4.750%	10/16/12	7,725	8,363
11 Oesterreichische Kontrollbank AG	1.750%	3/11/13	7,650	7,718
Ontario Electricity Financial Corp.	7.450%	3/31/13	1,000	1,138
Panama Government International Bond	7.250%	3/15/15	4,000	4,624
Pemex Project Funding Master Trust	9.125%	10/13/10	2,500	2,544
^ Petrobras International Finance Co.	9.125%	7/2/13	2,500	2,932
4 Petroleos Mexicanos	4.875%	3/15/15	5,350	5,540
Poland Government International Bond	6.250%	7/3/12	9,125	9,809
Poland Government International Bond	5.250%	1/15/14	3,975	4,233
Province of British Columbia Canada	2.850%	6/15/15	6,075	6,286
Province of Manitoba Canada	2.125%	4/22/13	1,950	1,987
Province of Manitoba Canada	2.625%	7/15/15	2,600	2,662
Province of Ontario Canada	5.000%	10/18/11	12,450	13,145
Province of Ontario Canada	1.875%	11/19/12	16,250	16,440
Province of Ontario Canada	4.100%	6/16/14	39,400	42,298
Province of Ontario Canada	2.950%	2/5/15	5,275	5,410
Province of Ontario Canada	2.700%	6/16/15	5,750	5,808
Province of Quebec Canada	6.125%	1/22/11	3,935	4,055
Province of Quebec Canada	4.875%	5/5/14	2,100	2,330
Province of Quebec Canada	4.600%	5/26/15	4,800	5,309
Province of Saskatchewan Canada	7.375%	7/15/13	1,000	1,166
Republic of Italy	3.500%	7/15/11	2,925	2,981
Republic of Italy	5.625%	6/15/12	13,350	13,954
Republic of Italy	2.125%	10/5/12	23,150	22,761
Republic of Italy	4.500%	1/21/15	5,650	5,735
Republic of Italy	3.125%	1/26/15	8,450	8,163
Republic of Italy	4.750%	1/25/16	9,000	9,173
Republic of Korea	4.250%	6/1/13	3,225	3,375
Republic of Korea	5.750%	4/16/14	6,350	6,946
Republic of Korea	4.875%	9/22/14	3,925	4,191
South Africa Government International Bond	7.375%	4/25/12	2,500	2,728
South Africa Government International Bond	6.500%	6/2/14	3,300	3,692
Svensk Exportkredit AB	3.250%	9/16/14	4,850	5,058
United Mexican States	5.875%	2/17/14	16,500	18,084

Total Sovereign Bonds (Cost $1,265,264)				1,302,549

Taxable Municipal Bonds (0.1%)
Board of Trustees of The Leland Stanford Junior
University	3.625%	5/1/14	1,600	1,703
California GO	5.250%	4/1/14	1,800	1,895
California GO	5.650%	4/1/39	2,250	2,405
Howard Hughes Medical Institute	3.450%	9/1/14	1,100	1,161
Illinois GO	2.766%	1/1/12	5,700	5,743
Illinois GO	4.071%	1/1/14	5,700	5,665

Total Taxable Municipal Bonds (Cost $18,164)				18,572

Vanguard® Short-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
12,13 Vanguard Market Liquidity Fund (Cost $370,368)	0.286%	370,368,000	370,368

Total Investments (101.1%) (Cost $19,136,305)			19,653,680
Other Assets and Liabilities—Net (-1.1%)			(209,316)
Net Assets (100%)			19,444,364

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,240,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $88,196,000, representing 0.5% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security--security in default.
7 Guaranteed by the Government of Canada.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the State of Baden-Wurttemberg.
11 Guaranteed by the Republic of Austria.
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13 Includes $44,349,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (55.6%)
U.S. Government Securities (50.7%)
	United States Treasury Note/Bond	1.125%	6/30/11	3,010	3,032
	United States Treasury Note/Bond	2.125%	5/31/15	575	585
	United States Treasury Note/Bond	1.875%	6/30/15	2,375	2,385
	United States Treasury Note/Bond	4.250%	8/15/15	81,260	90,897
	United States Treasury Note/Bond	10.625%	8/15/15	46,685	66,810
	United States Treasury Note/Bond	4.500%	11/15/15	8,420	9,565
	United States Treasury Note/Bond	9.875%	11/15/15	60,200	84,666
	United States Treasury Note/Bond	4.500%	2/15/16	50,375	57,042
	United States Treasury Note/Bond	9.250%	2/15/16	41,620	57,709
	United States Treasury Note/Bond	2.625%	2/29/16	202,365	208,341
	United States Treasury Note/Bond	2.375%	3/31/16	212,450	215,737
	United States Treasury Note/Bond	2.625%	4/30/16	20,500	21,077
	United States Treasury Note/Bond	5.125%	5/15/16	108,730	126,925
	United States Treasury Note/Bond	7.250%	5/15/16	78,175	100,479
	United States Treasury Note/Bond	3.250%	5/31/16	115,725	123,012
	United States Treasury Note/Bond	3.250%	6/30/16	170,890	181,357
	United States Treasury Note/Bond	4.875%	8/15/16	68,220	79,018
	United States Treasury Note/Bond	3.000%	8/31/16	46,525	48,582
	United States Treasury Note/Bond	3.000%	9/30/16	60,315	62,925
	United States Treasury Note/Bond	3.125%	10/31/16	98,680	103,583
	United States Treasury Note/Bond	4.625%	11/15/16	103,980	118,733
	United States Treasury Note/Bond	7.500%	11/15/16	106,820	140,051
	United States Treasury Note/Bond	2.750%	11/30/16	96,655	99,162
	United States Treasury Note/Bond	3.250%	12/31/16	123,580	130,357
	United States Treasury Note/Bond	3.125%	1/31/17	60,085	62,892
	United States Treasury Note/Bond	4.625%	2/15/17	56,160	64,198
	United States Treasury Note/Bond	3.000%	2/28/17	87,810	91,227
	United States Treasury Note/Bond	3.250%	3/31/17	13,450	14,179
	United States Treasury Note/Bond	4.500%	5/15/17	105,325	119,922
	United States Treasury Note/Bond	8.750%	5/15/17	98,070	138,095
	United States Treasury Note/Bond	2.750%	5/31/17	23,500	24,010
	United States Treasury Note/Bond	2.500%	6/30/17	29,425	29,577
	United States Treasury Note/Bond	4.750%	8/15/17	117,075	135,459
	United States Treasury Note/Bond	8.875%	8/15/17	71,285	101,592
	United States Treasury Note/Bond	4.250%	11/15/17	44,405	49,921
	United States Treasury Note/Bond	3.500%	2/15/18	110,030	117,680
	United States Treasury Note/Bond	3.875%	5/15/18	194,785	213,015
	United States Treasury Note/Bond	9.125%	5/15/18	27,995	41,328
	United States Treasury Note/Bond	4.000%	8/15/18	222,975	245,516
	United States Treasury Note/Bond	3.750%	11/15/18	331,345	357,336
	United States Treasury Note/Bond	2.750%	2/15/19	375,495	374,440
	United States Treasury Note/Bond	8.875%	2/15/19	51,850	76,470
	United States Treasury Note/Bond	3.125%	5/15/19	392,075	400,591
	United States Treasury Note/Bond	3.625%	8/15/19	397,135	420,280
	United States Treasury Note/Bond	3.375%	11/15/19	286,955	297,538
	United States Treasury Note/Bond	3.625%	2/15/20	196,800	208,147
	United States Treasury Note/Bond	3.500%	5/15/20	182,000	190,674
					5,906,117
Agency Bonds and Notes (4.9%)
	Egypt Government AID Bonds	4.450%	9/15/15	6,825	7,541
1	Federal Farm Credit Bank	4.875%	12/16/15	12,450	14,088
1	Federal Farm Credit Bank	5.125%	8/25/16	13,700	15,705
1	Federal Farm Credit Bank	4.875%	1/17/17	5,750	6,492
1	Federal Home Loan Bank of Chicago	5.625%	6/13/16	4,325	4,659
1	Federal Home Loan Banks	5.375%	5/18/16	14,225	16,544
1	Federal Home Loan Banks	4.750%	12/16/16	22,450	25,303
1	Federal Home Loan Banks	4.875%	5/17/17	21,925	24,886
1	Federal Home Loan Banks	5.000%	11/17/17	32,225	36,875
1	Federal Home Loan Banks	5.375%	8/15/18	6,000	6,978
1	Federal Home Loan Banks	5.375%	5/15/19	5,250	6,077
1	Federal Home Loan Banks	5.125%	8/15/19	5,220	5,947

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Federal Home Loan Banks	4.125%	3/13/20	3,625	3,840
1	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	30,350	34,193
1	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	16,500	19,024
1	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	52,000	60,769
1	Federal Home Loan Mortgage Corp.	5.000%	2/16/17	7,000	7,984
1	Federal Home Loan Mortgage Corp.	5.125%	11/17/17	4,500	5,180
1	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	26,500	27,706
1	Federal National Mortgage Assn.	4.375%	10/15/15	21,400	23,704
1	Federal National Mortgage Assn.	5.000%	3/15/16	13,000	14,832
1	Federal National Mortgage Assn.	5.250%	9/15/16	20,925	24,175
1	Federal National Mortgage Assn.	4.875%	12/15/16	47,825	54,224
1	Federal National Mortgage Assn.	5.000%	2/13/17	43,375	49,468
1	Federal National Mortgage Assn.	5.375%	6/12/17	15,000	17,475
1	Federal National Mortgage Assn.	0.000%	10/9/19	15,300	9,514
1	Financing Corp. Fico	9.400%	2/8/18	1,475	2,072
1	Financing Corp. Fico	10.350%	8/3/18	2,170	3,241
1	Financing Corp. Fico	9.650%	11/2/18	10,145	14,771
1	Financing Corp. Fico	8.600%	9/26/19	1,275	1,779
	Private Export Funding Corp.	4.375%	3/15/19	3,500	3,741
1	Tennessee Valley Authority	5.500%	7/18/17	6,200	7,242
1	Tennessee Valley Authority	6.250%	12/15/17	2,600	3,165
1	Tennessee Valley Authority	4.500%	4/1/18	5,300	5,807
					565,001

Total U.S. Government and Agency Obligations (Cost $6,087,720)					6,471,118

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2	Banco Bilbao Vizcaya Argentaria SA	5.750%	7/20/17	225	245
2	Bank of Scotland PLC	5.250%	2/21/17	2,225	2,363
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	2,500	2,603
2,3	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	268	299
2	Northern Rock Asset Management PLC	5.625%	6/22/17	6,325	6,577

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,512)					12,087

Corporate Bonds (37.1%)
Finance (13.3%)
	Banking (8.7%)
	American Express Bank FSB	6.000%	9/13/17	750	830
	American Express Centurion Bank	5.950%	6/12/17	3,275	3,595
	American Express Centurion Bank	6.000%	9/13/17	1,075	1,184
	American Express Co.	5.500%	9/12/16	1,400	1,522
	American Express Co.	6.150%	8/28/17	9,750	10,764
	American Express Co.	7.000%	3/19/18	10,900	12,549
	American Express Co.	8.125%	5/20/19	5,675	7,029
3	American Express Co.	6.800%	9/1/66	3,525	3,331
	American Express Credit Corp.	5.300%	12/2/15	2,000	2,145
	Associates Corp. of North America	6.950%	11/1/18	1,150	1,202
	Bank of America Corp.	7.750%	8/15/15	1,000	1,129
	Bank of America Corp.	5.250%	12/1/15	3,700	3,779
	Bank of America Corp.	6.500%	8/1/16	14,775	16,005
	Bank of America Corp.	5.750%	8/15/16	3,900	4,055
	Bank of America Corp.	5.625%	10/14/16	17,150	17,957
	Bank of America Corp.	5.420%	3/15/17	8,675	8,661
	Bank of America Corp.	6.000%	9/1/17	4,150	4,372
	Bank of America Corp.	5.750%	12/1/17	6,325	6,600
	Bank of America Corp.	5.650%	5/1/18	37,950	38,893
	Bank of America Corp.	7.625%	6/1/19	7,350	8,426
	Bank of America NA	5.300%	3/15/17	15,550	15,700
	Bank of America NA	6.100%	6/15/17	500	520
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,760	4,226
	Bank of New York Mellon Corp.	4.600%	1/15/20	6,000	6,410
	Barclays Bank PLC	5.000%	9/22/16	13,100	13,446
	Barclays Bank PLC	6.750%	5/22/19	7,500	8,352

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Barclays Bank PLC	5.125%	1/8/20	12,925	12,911
	BB&T Corp.	5.200%	12/23/15	12,625	13,512
	BB&T Corp.	6.850%	4/30/19	4,975	5,861
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,100	1,195
	Bear Stearns Cos. LLC	5.550%	1/22/17	12,725	13,345
	Bear Stearns Cos. LLC	6.400%	10/2/17	23,900	26,807
	Bear Stearns Cos. LLC	7.250%	2/1/18	12,350	14,356
	Branch Banking & Trust Co.	5.625%	9/15/16	50	56
	Capital One Bank USA NA	8.800%	7/15/19	4,825	5,996
	Capital One Financial Corp.	6.150%	9/1/16	6,325	6,703
	Capital One Financial Corp.	6.750%	9/15/17	10,850	12,416
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	2,100	2,452
	Citigroup Inc.	5.300%	1/7/16	10,825	10,941
	Citigroup Inc.	5.500%	2/15/17	10,250	10,134
	Citigroup Inc.	6.000%	8/15/17	12,750	13,251
	Citigroup Inc.	6.125%	11/21/17	10,975	11,516
	Citigroup Inc.	6.125%	5/15/18	13,600	14,271
	Citigroup Inc.	8.500%	5/22/19	9,775	11,645
	Comerica Bank	5.750%	11/21/16	5,025	5,339
	Comerica Bank	5.200%	8/22/17	3,025	3,096
	Compass Bank	6.400%	10/1/17	1,600	1,612
	Countrywide Financial Corp.	6.250%	5/15/16	3,775	3,926
	Credit Suisse	6.000%	2/15/18	12,075	12,585
	Credit Suisse	5.300%	8/13/19	4,575	4,860
3	Credit Suisse	5.860%	5/15/49	6,200	5,472
	Credit Suisse AG	5.400%	1/14/20	6,475	6,461
	Credit Suisse USA Inc.	5.125%	8/15/15	16,970	18,418
	Credit Suisse USA Inc.	5.850%	8/16/16	3,250	3,596
	Deutsche Bank AG	6.000%	9/1/17	14,100	15,571
	Discover Bank	8.700%	11/18/19	2,500	2,768
	Discover Bank	7.000%	4/15/20	2,400	2,423
	Fifth Third Bancorp	5.450%	1/15/17	3,000	3,083
	Fifth Third Bancorp	4.500%	6/1/18	1,550	1,467
3	Fifth Third Capital Trust IV	6.500%	4/15/67	5,750	4,744
	First Niagara Financial Group Inc.	6.750%	3/19/20	1,275	1,342
	Goldman Sachs Group Inc.	5.350%	1/15/16	11,150	11,611
	Goldman Sachs Group Inc.	5.750%	10/1/16	2,950	3,124
	Goldman Sachs Group Inc.	5.625%	1/15/17	9,725	9,845
	Goldman Sachs Group Inc.	6.250%	9/1/17	14,825	15,792
	Goldman Sachs Group Inc.	5.950%	1/18/18	21,875	22,711
	Goldman Sachs Group Inc.	6.150%	4/1/18	15,175	15,908
	Goldman Sachs Group Inc.	7.500%	2/15/19	5,875	6,573
	Goldman Sachs Group Inc.	5.375%	3/15/20	15,925	15,764
2	HBOS PLC	6.750%	5/21/18	925	874
	JPMorgan Chase & Co.	5.150%	10/1/15	2,250	2,400
	JPMorgan Chase & Co.	6.125%	6/27/17	3,900	4,255
	JPMorgan Chase & Co.	6.000%	1/15/18	21,800	24,091
	JPMorgan Chase & Co.	6.300%	4/23/19	11,975	13,535
	JPMorgan Chase Bank NA	5.875%	6/13/16	6,400	6,984
	JPMorgan Chase Bank NA	6.000%	10/1/17	8,000	8,730
	KeyBank NA	4.950%	9/15/15	1,000	1,022
	KeyBank NA	5.450%	3/3/16	3,025	3,117
	M&I Marshall & Ilsley Bank	4.850%	6/16/15	700	655
	M&I Marshall & Ilsley Bank	5.000%	1/17/17	1,950	1,781
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	5,425	5,998
3	Manufacturers & Traders Trust Co.	5.585%	12/28/20	2,400	2,317
	Merrill Lynch & Co. Inc.	6.050%	5/16/16	7,200	7,433
	Merrill Lynch & Co. Inc.	5.700%	5/2/17	7,075	7,091
	Merrill Lynch & Co. Inc.	6.400%	8/28/17	9,750	10,214
	Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,850	34,059
	Merrill Lynch & Co. Inc.	6.500%	7/15/18	4,125	4,276
	Morgan Stanley	5.750%	10/18/16	11,050	11,272
	Morgan Stanley	5.450%	1/9/17	10,825	10,716
	Morgan Stanley	5.550%	4/27/17	18,325	18,183

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	6.250%	8/28/17	12,000	12,310
	Morgan Stanley	5.950%	12/28/17	18,725	18,965
	Morgan Stanley	6.625%	4/1/18	13,325	13,911
	Morgan Stanley	7.300%	5/13/19	11,175	12,017
	Morgan Stanley	5.625%	9/23/19	13,200	12,762
	National City Bank	5.800%	6/7/17	4,000	4,260
	National City Corp.	6.875%	5/15/19	1,700	1,915
	North American Development Bank	4.375%	2/11/20	1,200	1,256
	Northern Trust Co.	6.500%	8/15/18	1,275	1,495
	PNC Bank NA	4.875%	9/21/17	2,950	2,992
	PNC Bank NA	6.000%	12/7/17	1,125	1,213
	PNC Funding Corp.	4.250%	9/21/15	1,675	1,749
	PNC Funding Corp.	5.250%	11/15/15	3,575	3,837
	PNC Funding Corp.	5.625%	2/1/17	7,625	8,087
	PNC Funding Corp.	6.700%	6/10/19	2,575	2,959
	PNC Funding Corp.	5.125%	2/8/20	4,475	4,662
	Regions Bank	7.500%	5/15/18	1,100	1,117
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	800	649
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	10,550	10,681
	Royal Bank Of Scotland NV	4.650%	6/4/18	1,925	1,663
	Sovereign Bank	8.750%	5/30/18	2,825	3,168
2,3	Standard Chartered PLC	6.409%	12/31/49	1,500	1,260
	State Street Bank and Trust Co.	5.300%	1/15/16	1,825	1,967
	State Street Bank and Trust Co.	5.250%	10/15/18	1,000	1,080
	SunTrust Bank	5.000%	9/1/15	1,650	1,689
	SunTrust Bank	5.200%	1/17/17	150	149
	SunTrust Bank	5.450%	12/1/17	2,350	2,356
	SunTrust Bank	7.250%	3/15/18	3,550	3,855
	SunTrust Banks Inc.	6.000%	9/11/17	1,925	1,958
	UBS AG	5.875%	7/15/16	4,800	5,027
	UBS AG	5.875%	12/20/17	15,375	16,295
	UBS AG	5.750%	4/25/18	12,975	13,607
	Union Bank NA	5.950%	5/11/16	4,100	4,360
	Wachovia Bank NA	6.000%	11/15/17	5,275	5,767
	Wachovia Corp.	5.625%	10/15/16	4,000	4,287
	Wachovia Corp.	5.750%	6/15/17	7,475	8,205
	Wachovia Corp.	5.750%	2/1/18	10,450	11,493
	Wells Fargo & Co.	5.625%	12/11/17	20,475	22,393
	Wells Fargo Bank NA	5.750%	5/16/16	5,300	5,764
	Westpac Banking Corp.	4.875%	11/19/19	14,475	14,842
	Brokerage (0.4%)
	Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,869
	Ameriprise Financial Inc.	7.300%	6/28/19	600	711
	Ameriprise Financial Inc.	5.300%	3/15/20	2,250	2,365
3	Ameriprise Financial Inc.	7.518%	6/1/66	3,050	2,990
	BlackRock Inc.	6.250%	9/15/17	2,950	3,403
	BlackRock Inc.	5.000%	12/10/19	3,900	4,191
	Franklin Resources Inc.	4.625%	5/20/20	2,250	2,356
	Jefferies Group Inc.	5.500%	3/15/16	4,500	4,588
	Jefferies Group Inc.	8.500%	7/15/19	1,325	1,494
	Lazard Group LLC	6.850%	6/15/17	5,525	5,589
	Nomura Holdings Inc.	6.700%	3/4/20	7,350	7,756
	TD Ameritrade Holding Corp.	5.600%	12/1/19	2,225	2,345
	Finance Companies (1.1%)
	Discover Financial Services	6.450%	6/12/17	3,500	3,583
	General Electric Capital Corp.	4.375%	9/21/15	1,900	1,993
	General Electric Capital Corp.	5.400%	2/15/17	12,600	13,397
	General Electric Capital Corp.	5.625%	9/15/17	4,500	4,811
	General Electric Capital Corp.	5.625%	5/1/18	36,125	38,434
	General Electric Capital Corp.	6.000%	8/7/19	6,925	7,509
	General Electric Capital Corp.	5.500%	1/8/20	9,100	9,624
3	General Electric Capital Corp.	6.375%	11/15/67	14,525	13,508
3	HSBC Finance Capital Trust IX	5.911%	11/30/35	3,925	3,326

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Finance Corp.	5.000%	6/30/15	11,350	11,809
SLM Corp.	8.450%	6/15/18	14,875	13,821
SLM Corp.	8.000%	3/25/20	5,150	4,550
Insurance (2.1%)
ACE INA Holdings Inc.	5.700%	2/15/17	2,400	2,622
ACE INA Holdings Inc.	5.800%	3/15/18	1,850	2,036
ACE INA Holdings Inc.	5.900%	6/15/19	1,925	2,123
Aetna Inc.	6.000%	6/15/16	5,250	5,995
Aetna Inc.	6.500%	9/15/18	1,450	1,680
Aflac Inc.	8.500%	5/15/19	3,400	4,084
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	4,575	5,020
3 Allstate Corp.	6.125%	5/15/37	2,575	2,272
American Financial Group Inc.	9.875%	6/15/19	2,625	3,171
American International Group Inc.	5.050%	10/1/15	9,675	8,949
American International Group Inc.	5.600%	10/18/16	875	796
American International Group Inc.	5.450%	5/18/17	6,425	5,726
American International Group Inc.	5.850%	1/16/18	12,925	11,568
American International Group Inc.	8.250%	8/15/18	8,620	8,760
Axis Specialty Finance LLC	5.875%	6/1/20	1,475	1,415
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,400	6,017
Chubb Corp.	5.750%	5/15/18	5,600	6,231
3 Chubb Corp.	6.375%	3/29/67	5,225	5,064
CIGNA Corp.	6.350%	3/15/18	4,050	4,549
CIGNA Corp.	5.125%	6/15/20	1,400	1,456
CNA Financial Corp.	6.500%	8/15/16	3,400	3,548
CNA Financial Corp.	7.350%	11/15/19	875	937
Coventry Health Care Inc.	5.950%	3/15/17	3,000	2,873
Genworth Financial Inc.	4.950%	10/1/15	1,450	1,428
Genworth Financial Inc.	8.625%	12/15/16	3,500	3,724
Hartford Financial Services Group Inc.	5.500%	10/15/16	4,525	4,735
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,200	2,192
Hartford Financial Services Group Inc.	6.000%	1/15/19	1,125	1,137
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,676
Humana Inc.	6.450%	6/1/16	875	951
Humana Inc.	7.200%	6/15/18	5,150	5,728
Humana Inc.	6.300%	8/1/18	750	802
Lincoln National Corp.	8.750%	7/1/19	2,325	2,857
Loews Corp.	5.250%	3/15/16	1,850	1,985
Markel Corp.	7.125%	9/30/19	1,575	1,745
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	5,550	5,935
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,350	1,704
MetLife Inc.	6.750%	6/1/16	3,750	4,257
MetLife Inc.	6.817%	8/15/18	5,500	6,202
MetLife Inc.	7.717%	2/15/19	3,750	4,444
PartnerRe Finance B LLC	5.500%	6/1/20	1,000	967
Principal Financial Group Inc.	8.875%	5/15/19	4,500	5,521
3 Progressive Corp.	6.700%	6/15/37	5,900	5,666
Protective Life Corp.	7.375%	10/15/19	1,600	1,738
Prudential Financial Inc.	4.750%	9/17/15	2,600	2,692
Prudential Financial Inc.	5.500%	3/15/16	575	609
Prudential Financial Inc.	6.100%	6/15/17	500	538
Prudential Financial Inc.	6.000%	12/1/17	5,650	6,072
Prudential Financial Inc.	7.375%	6/15/19	8,575	9,835
Prudential Financial Inc.	5.375%	6/21/20	2,300	2,324
3 Reinsurance Group of America Inc.	6.750%	12/15/65	4,400	3,629
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	400	430
Torchmark Corp.	6.375%	6/15/16	1,750	1,832
Transatlantic Holdings Inc.	5.750%	12/14/15	4,000	4,113
Travelers Cos. Inc.	5.500%	12/1/15	1,350	1,510
Travelers Cos. Inc.	6.250%	6/20/16	2,025	2,351
Travelers Cos. Inc.	5.750%	12/15/17	3,550	3,901
Travelers Cos. Inc.	5.800%	5/15/18	1,975	2,172
Travelers Cos. Inc.	5.900%	6/2/19	4,975	5,504

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
3 Travelers Cos. Inc.	6.250%	3/15/37	3,950	3,705
UnitedHealth Group Inc.	6.000%	6/15/17	2,775	3,110
UnitedHealth Group Inc.	6.000%	2/15/18	11,350	12,715
Unum Group	7.125%	9/30/16	1,800	1,953
WellPoint Inc.	5.250%	1/15/16	6,200	6,775
WellPoint Inc.	5.875%	6/15/17	3,025	3,374
Willis North America Inc.	5.625%	7/15/15	3,150	3,320
Willis North America Inc.	6.200%	3/28/17	1,625	1,684
Willis North America Inc.	7.000%	9/29/19	3,250	3,468
Other Finance (0.1%)
Brookfield Asset Management Inc.	7.125%	6/15/12	1,000	1,074
NASDAQ OMX Group Inc.	5.550%	1/15/20	2,700	2,760
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,733
Real Estate Investment Trusts (0.9%)
AMB Property LP	6.625%	12/1/19	2,225	2,410
AvalonBay Communities Inc.	5.750%	9/15/16	1,750	1,913
Boston Properties LP	5.875%	10/15/19	1,850	1,983
Brandywine Operating Partnership LP	5.700%	5/1/17	3,025	2,970
Camden Property Trust	5.700%	5/15/17	1,800	1,839
Duke Realty LP	5.950%	2/15/17	4,975	5,150
Duke Realty LP	8.250%	8/15/19	1,125	1,317
Duke Realty LP	6.750%	3/15/20	350	376
ERP Operating LP	5.125%	3/15/16	5,000	5,261
ERP Operating LP	5.375%	8/1/16	475	511
ERP Operating LP	5.750%	6/15/17	1,675	1,822
HCP Inc.	6.300%	9/15/16	275	286
HCP Inc.	6.000%	1/30/17	3,750	3,842
HCP Inc.	6.700%	1/30/18	4,500	4,776
Health Care REIT Inc.	6.200%	6/1/16	925	995
Health Care REIT Inc.	6.125%	4/15/20	2,250	2,321
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,200	1,262
Hospitality Properties Trust	5.625%	3/15/17	3,150	3,028
HRPT Properties Trust	6.250%	8/15/16	5,150	5,242
HRPT Properties Trust	6.250%	6/15/17	3,200	3,272
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,438
Kimco Realty Corp.	6.875%	10/1/19	1,575	1,755
Liberty Property LP	5.500%	12/15/16	113	117
Mack-Cali Realty LP	7.750%	8/15/19	975	1,133
National Retail Properties Inc.	6.875%	10/15/17	3,000	3,263
ProLogis	5.625%	11/15/15	2,800	2,669
ProLogis	5.750%	4/1/16	3,000	2,846
ProLogis	5.625%	11/15/16	1,925	1,787
ProLogis	7.375%	10/30/19	2,600	2,537
ProLogis	6.875%	3/15/20	5,300	4,987
Realty Income Corp.	5.950%	9/15/16	1,000	1,082
Realty Income Corp.	6.750%	8/15/19	1,350	1,491
Regency Centers LP	5.250%	8/1/15	1,000	1,043
Regency Centers LP	5.875%	6/15/17	3,000	3,154
Simon Property Group LP	5.750%	12/1/15	4,600	5,021
Simon Property Group LP	6.100%	5/1/16	1,800	1,993
Simon Property Group LP	5.250%	12/1/16	8,675	9,289
Simon Property Group LP	6.125%	5/30/18	3,225	3,547
Simon Property Group LP	5.650%	2/1/20	4,600	4,872
Tanger Properties LP	6.150%	11/15/15	1,725	1,878
				1,545,135
Industrial (19.7%)
Basic Industry (2.2%)
Agrium Inc.	6.750%	1/15/19	1,750	2,033
Alcoa Inc.	5.550%	2/1/17	5,400	5,314
Alcoa Inc.	6.750%	7/15/18	9,800	9,896
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	2,600	2,607
ArcelorMittal	6.125%	6/1/18	6,925	7,243
ArcelorMittal	9.850%	6/1/19	7,250	9,056

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Barrick Gold Corp.	6.950%	4/1/19	2,075	2,490
Barrick North America Finance LLC	6.800%	9/15/18	4,150	4,926
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	2,725	3,085
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	2,300	2,581
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	12,650	15,199
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,525	1,624
Commercial Metals Co.	6.500%	7/15/17	1,650	1,665
Commercial Metals Co.	7.350%	8/15/18	1,675	1,754
Cytec Industries Inc.	8.950%	7/1/17	1,750	2,133
Dow Chemical Co.	8.550%	5/15/19	15,950	19,525
Eastman Chemical Co.	5.500%	11/15/19	650	700
EI du Pont de Nemours & Co.	5.250%	12/15/16	5,925	6,743
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,975	6,985
EI du Pont de Nemours & Co.	4.625%	1/15/20	4,450	4,763
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	13,800	15,180
International Paper Co.	5.250%	4/1/16	2,950	3,092
International Paper Co.	7.950%	6/15/18	8,200	9,716
International Paper Co.	9.375%	5/15/19	3,775	4,832
International Paper Co.	7.500%	8/15/21	2,000	2,331
Lubrizol Corp.	8.875%	2/1/19	3,850	4,791
Monsanto Co.	5.125%	4/15/18	925	1,031
2 Mosaic Co.	7.625%	12/1/16	4,000	4,370
Newmont Mining Corp.	5.125%	10/1/19	6,025	6,429
Nucor Corp.	5.750%	12/1/17	825	937
Nucor Corp.	5.850%	6/1/18	3,275	3,732
Plum Creek Timberlands LP	5.875%	11/15/15	1,650	1,809
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	8,300	8,663
PPG Industries Inc.	6.650%	3/15/18	3,425	4,035
Praxair Inc.	3.250%	9/15/15	3,000	3,124
Praxair Inc.	5.375%	11/1/16	700	791
Praxair Inc.	5.200%	3/15/17	1,500	1,670
Praxair Inc.	4.500%	8/15/19	2,550	2,708
Reliance Steel & Aluminum Co.	6.200%	11/15/16	650	676
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	16,850	19,172
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	3,125	4,088
Rohm and Haas Co.	6.000%	9/15/17	5,825	6,304
Southern Copper Corp.	5.375%	4/16/20	1,725	1,734
Teck Resources Ltd.	10.250%	5/15/16	7,500	8,831
Teck Resources Ltd.	10.750%	5/15/19	7,250	8,845
Vale Inco Ltd.	5.700%	10/15/15	1,675	1,822
Vale Overseas Ltd.	6.250%	1/11/16	5,825	6,389
Vale Overseas Ltd.	6.250%	1/23/17	4,575	4,972
Vale Overseas Ltd.	5.625%	9/15/19	2,000	2,115
Valspar Corp.	7.250%	6/15/19	1,275	1,511
Xstrata Canada Corp.	6.000%	10/15/15	2,525	2,750
Capital Goods (2.2%)
2 Acuity Brands Lighting Inc.	6.000%	12/15/19	1,675	1,808
Allied Waste North America Inc.	7.125%	5/15/16	4,200	4,505
Allied Waste North America Inc.	6.875%	6/1/17	5,000	5,400
Bemis Co. Inc.	6.800%	8/1/19	2,300	2,664
Black & Decker Corp.	5.750%	11/15/16	1,925	2,170
Boeing Co.	6.000%	3/15/19	6,975	8,209
Boeing Co.	4.875%	2/15/20	5,350	5,923
Caterpillar Financial Services Corp.	5.450%	4/15/18	7,550	8,414
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,232
Caterpillar Financial Services Corp.	7.150%	2/15/19	8,575	10,568
CRH America Inc.	6.000%	9/30/16	8,375	9,244
CRH America Inc.	8.125%	7/15/18	4,425	5,333
Danaher Corp.	5.625%	1/15/18	1,200	1,364
Danaher Corp.	5.400%	3/1/19	1,300	1,468
Deere & Co.	4.375%	10/16/19	700	747
Dover Corp.	4.875%	10/15/15	2,400	2,687
Dover Corp.	5.450%	3/15/18	900	1,021

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Eaton Corp.	5.600%	5/15/18	3,825	4,333
	Embraer Overseas Ltd.	6.375%	1/24/17	1,550	1,598
	Embraer Overseas Ltd.	6.375%	1/15/20	1,100	1,125
	Emerson Electric Co.	5.125%	12/1/16	2,500	2,821
	Emerson Electric Co.	5.375%	10/15/17	5,000	5,721
	Emerson Electric Co.	5.250%	10/15/18	850	965
	Emerson Electric Co.	4.875%	10/15/19	1,450	1,616
	General Electric Co.	5.250%	12/6/17	20,475	22,322
	Goodrich Corp.	6.125%	3/1/19	3,472	4,023
	Goodrich Corp.	4.875%	3/1/20	2,000	2,140
	Harsco Corp.	5.750%	5/15/18	4,550	5,085
	Honeywell International Inc.	5.400%	3/15/16	1,825	2,084
	Honeywell International Inc.	5.300%	3/15/17	1,000	1,129
	Honeywell International Inc.	5.300%	3/1/18	4,025	4,583
	Honeywell International Inc.	5.000%	2/15/19	3,650	4,080
	Illinois Tool Works Inc.	6.250%	4/1/19	5,900	7,019
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	6,100	7,197
	John Deere Capital Corp.	5.500%	4/13/17	2,300	2,599
	John Deere Capital Corp.	5.750%	9/10/18	9,925	11,356
	Joy Global Inc.	6.000%	11/15/16	1,275	1,387
	L-3 Communications Corp.	5.200%	10/15/19	4,075	4,245
	L-3 Communications Corp.	4.750%	7/15/20	1,425	1,432
	Lafarge SA	6.500%	7/15/16	6,500	6,878
	Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,753
	Lockheed Martin Corp.	4.250%	11/15/19	2,450	2,575
	Martin Marietta Materials Inc.	6.600%	4/15/18	2,050	2,267
	Northrop Grumman Systems Corp.	7.750%	3/1/16	2,900	3,612
	Owens Corning	6.500%	12/1/16	4,850	5,110
	Parker Hannifin Corp.	5.500%	5/15/18	2,000	2,268
	Raytheon Co.	6.400%	12/15/18	500	602
	Raytheon Co.	4.400%	2/15/20	1,225	1,315
2	Republic Services Inc.	5.500%	9/15/19	1,825	1,970
2	Republic Services Inc.	5.000%	3/1/20	4,025	4,184
2	Republic Services Inc.	5.250%	11/15/21	875	924
	Rockwell Collins Inc.	5.250%	7/15/19	650	725
	Roper Industries Inc.	6.250%	9/1/19	2,900	3,222
2,3	Systems 2001 AT LLC	7.156%	12/15/11	203	212
	Textron Inc.	5.600%	12/1/17	3,700	3,838
	Tyco International Finance SA	8.500%	1/15/19	3,650	4,707
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	850	1,040
	United Technologies Corp.	5.375%	12/15/17	5,100	5,851
	United Technologies Corp.	6.125%	2/1/19	8,000	9,536
	United Technologies Corp.	4.500%	4/15/20	2,350	2,545
	Vulcan Materials Co.	7.000%	6/15/18	3,275	3,657
	Waste Management Inc.	6.375%	11/15/12	1,000	1,100
	Waste Management Inc.	7.375%	3/11/19	1,450	1,760
	Waste Management Inc.	4.750%	6/30/20	4,350	4,475
	Communication (3.5%)
2	America Movil SAB de CV	5.000%	10/16/19	5,500	5,672
2	America Movil SAB de CV	5.000%	3/30/20	7,000	7,215
	AT&T Inc.	5.625%	6/15/16	4,975	5,617
	AT&T Inc.	5.500%	2/1/18	12,350	13,660
	AT&T Inc.	5.600%	5/15/18	4,175	4,654
	AT&T Inc.	5.800%	2/15/19	16,425	18,445
	BellSouth Corp.	5.200%	12/15/16	1,025	1,145
	British Telecommunications PLC	5.950%	1/15/18	4,875	5,088
	CBS Corp.	8.875%	5/15/19	7,950	9,976
	CBS Corp.	5.750%	4/15/20	220	235
	Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	11,700	15,301
	CenturyLink Inc.	6.000%	4/1/17	2,475	2,469
	CenturyLink Inc.	6.150%	9/15/19	500	485
	Comcast Cable Communications LLC	8.875%	5/1/17	1,700	2,133
	Comcast Corp.	5.900%	3/15/16	11,925	13,426

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Comcast Corp.	4.950%	6/15/16	2,175	2,337
Comcast Corp.	6.500%	1/15/17	1,575	1,795
Comcast Corp.	6.300%	11/15/17	7,125	8,068
Comcast Corp.	5.875%	2/15/18	5,375	5,941
Comcast Corp.	5.700%	5/15/18	3,950	4,332
Comcast Corp.	5.700%	7/1/19	1,075	1,174
COX Communications Inc.	5.500%	10/1/15	1,250	1,363
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,725	2,983
Deutsche Telekom International Finance BV	6.750%	8/20/18	4,550	5,277
Deutsche Telekom International Finance BV	6.000%	7/8/19	4,125	4,566
DIRECTV Holdings LLC	5.200%	3/15/20	8,000	8,314
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	7.625%	5/15/16	1,900	2,061
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc.	5.875%	10/1/19	4,150	4,531
Discovery Communications LLC	5.050%	6/1/20	3,300	3,420
Embarq Corp.	7.082%	6/1/16	9,275	9,870
France Telecom SA	5.375%	7/8/19	4,525	4,924
GTE Corp.	6.840%	4/15/18	1,000	1,132
McGraw-Hill Cos. Inc.	5.900%	11/15/17	2,950	3,270
2 NBC Universal Inc.	5.150%	4/30/20	3,450	3,601
News America Inc.	6.900%	3/1/19	10,800	12,776
Omnicom Group Inc.	5.900%	4/15/16	6,400	7,248
Qwest Corp.	8.375%	5/1/16	3,500	3,824
Qwest Corp.	6.500%	6/1/17	4,000	4,020
Reed Elsevier Capital Inc.	8.625%	1/15/19	4,100	5,206
Rogers Communications Inc.	6.800%	8/15/18	8,740	10,360
RR Donnelley & Sons Co.	6.125%	1/15/17	2,650	2,698
^ RR Donnelley & Sons Co.	11.250%	2/1/19	2,900	3,686
RR Donnelley & Sons Co.	7.625%	6/15/20	2,350	2,323
TCI Communications Inc.	8.750%	8/1/15	3,895	4,828
Telecom Italia Capital SA	5.250%	10/1/15	6,625	6,738
Telecom Italia Capital SA	6.999%	6/4/18	2,625	2,798
Telecom Italia Capital SA	7.175%	6/18/19	7,500	8,055
Telefonica Emisiones SAU	6.421%	6/20/16	12,975	14,252
Telefonica Emisiones SAU	5.877%	7/15/19	1,900	2,028
Telefonica Emisiones SAU	5.134%	4/27/20	2,600	2,619
Thomson Reuters Corp.	6.500%	7/15/18	3,950	4,655
Thomson Reuters Corp.	4.700%	10/15/19	1,000	1,055
Time Warner Cable Inc.	5.850%	5/1/17	15,625	17,095
Time Warner Cable Inc.	6.750%	7/1/18	11,900	13,619
Time Warner Cable Inc.	8.750%	2/14/19	1,575	1,983
Time Warner Cable Inc.	8.250%	4/1/19	5,475	6,734
Time Warner Cable Inc.	5.000%	2/1/20	4,625	4,716
Verizon Communications Inc.	4.900%	9/15/15	2,000	2,203
Verizon Communications Inc.	5.550%	2/15/16	12,150	13,647
Verizon Communications Inc.	5.500%	2/15/18	9,575	10,562
Verizon Communications Inc.	6.100%	4/15/18	2,250	2,565
Verizon Communications Inc.	8.750%	11/1/18	11,075	14,499
Verizon Communications Inc.	6.350%	4/1/19	7,500	8,734
Vodafone Group PLC	5.000%	9/15/15	1,250	1,351
Vodafone Group PLC	5.750%	3/15/16	5,350	5,917
Vodafone Group PLC	5.625%	2/27/17	7,425	8,177
Vodafone Group PLC	4.625%	7/15/18	1,250	1,274
Vodafone Group PLC	5.450%	6/10/19	5,400	5,798
Washington Post Co.	7.250%	2/1/19	1,075	1,284
Consumer Cyclical (1.7%)
Costco Wholesale Corp.	5.500%	3/15/17	7,925	9,094
CVS Caremark Corp.	5.750%	6/1/17	13,975	15,530
CVS Caremark Corp.	6.600%	3/15/19	4,100	4,765
Darden Restaurants Inc.	6.200%	10/15/17	4,025	4,563
Home Depot Inc.	5.400%	3/1/16	12,550	13,902
Johnson Controls Inc.	5.500%	1/15/16	3,000	3,308
Johnson Controls Inc.	5.000%	3/30/20	2,850	3,021
Kohl's Corp.	6.250%	12/15/17	4,000	4,661

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lowe's Cos. Inc.	5.000%	10/15/15	25	28
Lowe's Cos. Inc.	5.400%	10/15/16	4,525	5,185
Lowe's Cos. Inc.	6.100%	9/15/17	600	708
Lowe's Cos. Inc.	4.625%	4/15/20	2,450	2,641
Marriott International Inc.	6.200%	6/15/16	2,600	2,725
Marriott International Inc.	6.375%	6/15/17	2,450	2,588
McDonald's Corp.	5.300%	3/15/17	750	844
McDonald's Corp.	5.800%	10/15/17	3,950	4,623
McDonald's Corp.	5.350%	3/1/18	4,775	5,453
McDonald's Corp.	5.000%	2/1/19	725	808
Nordstrom Inc.	6.250%	1/15/18	2,700	3,056
Nordstrom Inc.	4.750%	5/1/20	4,150	4,301
Target Corp.	5.875%	7/15/16	5,375	6,369
Target Corp.	6.000%	1/15/18	6,750	7,936
Time Warner Inc.	5.875%	11/15/16	9,600	10,805
Time Warner Inc.	4.875%	3/15/20	5,400	5,561
TJX Cos. Inc.	6.950%	4/15/19	2,950	3,665
Toll Brothers Finance Corp.	6.750%	11/1/19	1,425	1,397
Toyota Motor Credit Corp.	4.500%	6/17/20	3,300	3,382
VF Corp.	5.950%	11/1/17	1,125	1,275
Viacom Inc.	6.250%	4/30/16	8,800	9,991
Viacom Inc.	6.125%	10/5/17	50	57
Viacom Inc.	5.625%	9/15/19	2,175	2,385
Wal-Mart Stores Inc.	4.500%	7/1/15	7,025	7,733
Wal-Mart Stores Inc.	5.375%	4/5/17	2,575	2,947
Wal-Mart Stores Inc.	5.800%	2/15/18	6,525	7,691
Wal-Mart Stores Inc.	3.625%	7/8/20	4,800	4,796
Walgreen Co.	5.250%	1/15/19	5,600	6,343
Walt Disney Co.	5.625%	9/15/16	3,500	4,070
Walt Disney Co.	5.875%	12/15/17	2,600	3,059
Walt Disney Co.	5.500%	3/15/19	1,575	1,804
Western Union Co.	5.930%	10/1/16	3,800	4,231
Yum! Brands Inc.	6.250%	4/15/16	2,750	3,143
Yum! Brands Inc.	6.250%	3/15/18	7,125	8,157
Consumer Noncyclical (5.1%)
Abbott Laboratories	5.875%	5/15/16	15,900	18,585
Abbott Laboratories	5.600%	11/30/17	5,000	5,796
Abbott Laboratories	5.125%	4/1/19	5,200	5,794
Abbott Laboratories	4.125%	5/27/20	4,225	4,412
Allergan Inc.	5.750%	4/1/16	3,300	3,851
Altria Group Inc.	4.125%	9/11/15	3,800	3,876
Altria Group Inc.	9.700%	11/10/18	20,300	25,645
Altria Group Inc.	9.250%	8/6/19	3,800	4,734
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,947
Amgen Inc.	5.850%	6/1/17	6,975	8,067
Amgen Inc.	5.700%	2/1/19	7,950	9,241
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	4,100	4,486
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	4,450	4,853
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,050	11,916
2 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,800	2,928
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,375	1,762
Archer-Daniels-Midland Co.	5.450%	3/15/18	4,050	4,602
AstraZeneca PLC	5.900%	9/15/17	10,925	12,760
Baxter International Inc.	5.900%	9/1/16	2,600	3,053
Baxter International Inc.	5.375%	6/1/18	3,500	3,991
Baxter International Inc.	4.250%	3/15/20	3,000	3,161
Becton Dickinson and Co.	5.000%	5/15/19	2,975	3,291
Biogen Idec Inc.	6.875%	3/1/18	4,950	5,679
Bottling Group LLC	5.500%	4/1/16	2,550	2,923
Bottling Group LLC	5.125%	1/15/19	7,400	8,239
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,125	3,582
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	2,016
Bunge Ltd. Finance Corp.	8.500%	6/15/19	3,800	4,525

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Campbell Soup Co.	3.050%	7/15/17	1,850	1,845
CareFusion Corp.	6.375%	8/1/19	2,750	3,133
Clorox Co.	5.950%	10/15/17	4,000	4,613
Coca-Cola Co.	5.350%	11/15/17	6,150	7,037
Coca-Cola Co.	4.875%	3/15/19	8,950	9,886
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	969
2 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	2,000	2,066
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,689
ConAgra Foods Inc.	7.000%	4/15/19	500	604
Covidien International Finance SA	6.000%	10/15/17	8,125	9,425
Delhaize Group SA	6.500%	6/15/17	2,800	3,204
Diageo Capital PLC	5.500%	9/30/16	4,500	5,039
Diageo Capital PLC	5.750%	10/23/17	4,800	5,441
Diageo Finance BV	5.300%	10/28/15	2,675	2,998
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	6,075	7,251
Eli Lilly & Co.	5.200%	3/15/17	4,925	5,579
Express Scripts Inc.	7.250%	6/15/19	2,050	2,497
Fisher Scientific International Inc.	6.125%	7/1/15	4,000	4,123
Fortune Brands Inc.	5.375%	1/15/16	3,325	3,559
Genentech Inc.	4.750%	7/15/15	3,250	3,597
General Mills Inc.	5.700%	2/15/17	4,850	5,606
General Mills Inc.	5.650%	2/15/19	8,775	9,978
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	14,250	16,296
Hasbro Inc.	6.300%	9/15/17	2,175	2,291
Hershey Co.	5.450%	9/1/16	2,100	2,375
Hospira Inc.	6.050%	3/30/17	2,000	2,247
Johnson & Johnson	5.550%	8/15/17	550	641
Johnson & Johnson	5.150%	7/15/18	7,325	8,334
Kellogg Co.	4.150%	11/15/19	5,600	5,861
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	1,138
Kimberly-Clark Corp.	6.125%	8/1/17	7,000	8,267
Kimberly-Clark Corp.	6.250%	7/15/18	675	797
Koninklijke Philips Electronics NV	5.750%	3/11/18	8,800	9,933
Kraft Foods Inc.	4.125%	2/9/16	7,425	7,815
Kraft Foods Inc.	6.500%	8/11/17	16,450	19,123
Kraft Foods Inc.	6.125%	2/1/18	5,750	6,545
Kraft Foods Inc.	6.125%	8/23/18	700	792
Kraft Foods Inc.	5.375%	2/10/20	20,100	21,490
Kroger Co.	3.900%	10/1/15	2,700	2,831
Kroger Co.	6.400%	8/15/17	1,950	2,271
Kroger Co.	6.150%	1/15/20	3,994	4,621
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,250	1,381
Life Technologies Corp.	6.000%	3/1/20	3,150	3,411
Lorillard Tobacco Co.	8.125%	6/23/19	4,900	5,455
Lorillard Tobacco Co.	6.875%	5/1/20	3,950	4,001
McKesson Corp.	5.700%	3/1/17	1,000	1,127
McKesson Corp.	7.500%	2/15/19	1,825	2,258
2 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,475	2,609
Medco Health Solutions Inc.	7.125%	3/15/18	10,100	12,068
Medtronic Inc.	4.750%	9/15/15	3,200	3,557
Medtronic Inc.	5.600%	3/15/19	1,525	1,752
Medtronic Inc.	4.450%	3/15/20	4,475	4,772
Merck & Co. Inc.	6.000%	9/15/17	5,775	6,790
Merck & Co. Inc.	5.000%	6/30/19	5,650	6,294
Novant Health Inc.	5.850%	11/1/19	1,300	1,402
Novartis Capital Corp.	4.400%	4/24/20	1,800	1,935
Novartis Securities Investment Ltd.	5.125%	2/10/19	15,875	17,725
PepsiAmericas Inc.	5.000%	5/15/17	750	827
PepsiCo Inc.	5.000%	6/1/18	9,200	10,239
PepsiCo Inc.	7.900%	11/1/18	8,700	11,281
PepsiCo Inc.	4.500%	1/15/20	1,900	2,027
Pfizer Inc.	6.200%	3/15/19	17,600	20,930
Philip Morris International Inc.	5.650%	5/16/18	15,475	16,974
Procter & Gamble Co.	4.850%	12/15/15	5,000	5,664

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Procter & Gamble Co.	4.700%	2/15/19	3,350	3,683
Quest Diagnostics Inc.	5.450%	11/1/15	1,900	2,097
Quest Diagnostics Inc.	6.400%	7/1/17	1,325	1,520
Reynolds American Inc.	7.625%	6/1/16	1,000	1,132
Reynolds American Inc.	6.750%	6/15/17	6,500	6,906
Safeway Inc.	6.350%	8/15/17	3,875	4,488
Safeway Inc.	5.000%	8/15/19	2,750	2,960
St. Jude Medical Inc.	4.875%	7/15/19	2,650	2,872
Stryker Corp.	4.375%	1/15/20	1,950	2,073
Sysco Corp.	5.250%	2/12/18	2,500	2,804
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	2,675	3,044
Thermo Fisher Scientific Inc.	4.700%	5/1/20	650	701
Unilever Capital Corp.	4.800%	2/15/19	2,475	2,705
UST LLC	5.750%	3/1/18	975	1,015
Wyeth	5.500%	2/15/16	5,000	5,725
Wyeth	5.450%	4/1/17	1,725	1,970
Zimmer Holdings Inc.	4.625%	11/30/19	3,175	3,337
Energy (2.4%)
Anadarko Petroleum Corp.	5.950%	9/15/16	12,000	10,290
Anadarko Petroleum Corp.	6.950%	6/15/19	2,700	2,335
Apache Corp.	5.625%	1/15/17	3,625	4,083
Apache Corp.	6.900%	9/15/18	2,800	3,408
Baker Hughes Inc.	7.500%	11/15/18	3,000	3,658
BJ Services Co.	6.000%	6/1/18	1,225	1,364
^ BP Capital Markets PLC	4.750%	3/10/19	3,975	3,299
Cameron International Corp.	6.375%	7/15/18	1,600	1,654
Canadian Natural Resources Ltd.	6.000%	8/15/16	4,000	4,502
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,625	4,051
2 Cenovus Energy Inc.	5.700%	10/15/19	8,900	9,674
Chevron Corp.	4.950%	3/3/19	6,300	6,932
ConocoPhillips	5.750%	2/1/19	10,875	12,422
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,825	11,316
Devon Energy Corp.	6.300%	1/15/19	3,500	4,052
Diamond Offshore Drilling Inc.	4.875%	7/1/15	2,050	2,135
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,050	1,089
EnCana Corp.	5.900%	12/1/17	4,225	4,762
EnCana Corp.	6.500%	5/15/19	1,100	1,264
EOG Resources Inc.	5.875%	9/15/17	3,300	3,752
EOG Resources Inc.	6.875%	10/1/18	4,525	5,486
EOG Resources Inc.	4.400%	6/1/20	1,700	1,764
Halliburton Co.	6.150%	9/15/19	4,300	4,697
Hess Corp.	8.125%	2/15/19	5,100	6,349
Husky Energy Inc.	6.150%	6/15/19	510	564
Husky Energy Inc.	7.250%	12/15/19	4,595	5,542
Marathon Oil Corp.	6.000%	10/1/17	8,775	9,786
Marathon Oil Corp.	5.900%	3/15/18	150	166
Nabors Industries Inc.	6.150%	2/15/18	5,475	5,909
Nabors Industries Inc.	9.250%	1/15/19	4,800	5,869
Nexen Inc.	5.650%	5/15/17	1,850	2,007
Nexen Inc.	6.200%	7/30/19	2,000	2,243
Noble Energy Inc.	8.250%	3/1/19	4,000	4,829
Petro-Canada	6.050%	5/15/18	2,225	2,484
QEP Resources Inc.	6.050%	9/1/16	600	642
QEP Resources Inc.	6.800%	4/1/18	2,000	2,093
QEP Resources Inc.	6.800%	3/1/20	625	652
Rowan Cos. Inc.	7.875%	8/1/19	2,150	2,373
Shell International Finance BV	3.250%	9/22/15	3,750	3,834
Shell International Finance BV	5.200%	3/22/17	2,775	3,074
Shell International Finance BV	4.300%	9/22/19	14,800	15,231
Shell International Finance BV	4.375%	3/25/20	3,575	3,685
Smith International Inc.	9.750%	3/15/19	4,500	6,110
Statoil ASA	5.250%	4/15/19	7,825	8,579
Suncor Energy Inc.	6.100%	6/1/18	8,700	9,808

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Sunoco Inc.	5.750%	1/15/17	2,075	2,104
Talisman Energy Inc.	7.750%	6/1/19	3,875	4,761
Total Capital SA	3.125%	10/2/15	4,750	4,826
Total Capital SA	4.450%	6/24/20	5,550	5,639
Transocean Inc.	6.000%	3/15/18	4,750	4,346
Valero Energy Corp.	6.125%	6/15/17	6,000	6,377
Valero Energy Corp.	9.375%	3/15/19	4,000	4,846
Valero Energy Corp.	6.125%	2/1/20	3,700	3,817
Weatherford International Inc.	6.350%	6/15/17	2,035	2,141
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,052
Weatherford International Ltd.	6.000%	3/15/18	2,575	2,697
Weatherford International Ltd.	9.625%	3/1/19	7,725	9,342
XTO Energy Inc.	6.250%	8/1/17	6,125	7,303
XTO Energy Inc.	5.500%	6/15/18	5,000	5,710
XTO Energy Inc.	6.500%	12/15/18	4,100	4,979
Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	1,300	1,503

Technology (1.8%)
Adobe Systems Inc.	4.750%	2/1/20	4,175	4,275
Agilent Technologies Inc.	5.500%	9/14/15	1,400	1,508
Agilent Technologies Inc.	6.500%	11/1/17	4,025	4,445
Avnet Inc.	6.625%	9/15/16	3,000	3,316
BMC Software Inc.	7.250%	6/1/18	1,550	1,843
CA Inc.	5.375%	12/1/19	3,450	3,625
Cisco Systems Inc.	5.500%	2/22/16	21,475	24,770
Cisco Systems Inc.	4.950%	2/15/19	8,450	9,294
Cisco Systems Inc.	4.450%	1/15/20	6,750	7,125
Computer Sciences Corp.	6.500%	3/15/18	4,800	5,316
Corning Inc.	6.625%	5/15/19	950	1,104
Dell Inc.	5.650%	4/15/18	2,500	2,766
Dell Inc.	5.875%	6/15/19	2,325	2,613
Equifax Inc.	6.300%	7/1/17	1,300	1,432
Fiserv Inc.	6.800%	11/20/17	3,150	3,457
Harris Corp.	5.000%	10/1/15	1,425	1,534
Harris Corp.	5.950%	12/1/17	775	853
Harris Corp.	6.375%	6/15/19	1,425	1,582
Hewlett-Packard Co.	5.400%	3/1/17	2,750	3,150
Hewlett-Packard Co.	5.500%	3/1/18	5,375	6,204
International Business Machines Corp.	5.700%	9/14/17	28,075	32,627
International Game Technology	7.500%	6/15/19	2,100	2,452
International Game Technology	5.500%	6/15/20	650	668
Intuit Inc.	5.750%	3/15/17	1,025	1,117
Lexmark International Inc.	6.650%	6/1/18	2,975	3,135
Microsoft Corp.	4.200%	6/1/19	7,375	7,930
Motorola Inc.	6.000%	11/15/17	3,725	4,002
Nokia Oyj	5.375%	5/15/19	4,825	5,062
Oracle Corp.	5.250%	1/15/16	20,675	23,529
Oracle Corp.	5.750%	4/15/18	8,000	9,263
Oracle Corp.	5.000%	7/8/19	1,750	1,946
Pitney Bowes Inc.	4.750%	1/15/16	6,175	6,658
Pitney Bowes Inc.	5.750%	9/15/17	2,400	2,681
Pitney Bowes Inc.	4.750%	5/15/18	1,625	1,708
Tyco Electronics Group SA	6.550%	10/1/17	1,250	1,431
Xerox Corp.	6.400%	3/15/16	5,700	6,422
Xerox Corp.	6.750%	2/1/17	1,850	2,079
Xerox Corp.	6.350%	5/15/18	5,575	6,196
Xerox Corp.	5.625%	12/15/19	2,775	2,960
Transportation (0.8%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	1,192	1,332
Burlington Northern Santa Fe LLC	5.650%	5/1/17	5,150	5,752
Burlington Northern Santa Fe LLC	5.750%	3/15/18	5,400	6,062
Canadian National Railway Co.	5.800%	6/1/16	1,950	2,250

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Canadian National Railway Co.	5.850%	11/15/17	500	578
Canadian National Railway Co.	5.550%	5/15/18	900	1,025
Canadian Pacific Railway Co.	7.250%	5/15/19	1,500	1,782
Con-way Inc.	7.250%	1/15/18	2,000	2,157
3 Continental Airlines 1997-4 Class A Pass Through Trust	6.900%	1/2/18	1,447	1,451
3 Continental Airlines 1998-1 Class A Pass Through Trust	6.648%	9/15/17	1,457	1,450
3 Continental Airlines 1999-1 Class A Pass Through Trust	6.545%	2/2/19	609	615
3 Continental Airlines 2009-2 Class A Pass Through Trust	7.250%	11/10/19	1,500	1,590
CSX Corp.	5.600%	5/1/17	3,850	4,301
CSX Corp.	7.900%	5/1/17	282	347
CSX Corp.	6.250%	3/15/18	5,375	6,172
CSX Corp.	7.375%	2/1/19	1,300	1,590
2 CSX Corp.	6.220%	4/30/40	393	431
3 Delta Air Lines Inc.	6.200%	7/2/18	2,900	2,929
3 Delta Air Lines Inc.	7.750%	12/17/19	2,164	2,332
FedEx Corp.	8.000%	1/15/19	1,515	1,919
Norfolk Southern Corp.	5.750%	1/15/16	2,050	2,308
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,977
Norfolk Southern Corp.	5.750%	4/1/18	3,175	3,584
Norfolk Southern Corp.	5.900%	6/15/19	4,400	5,044
Norfolk Southern Railway Co.	9.750%	6/15/20	411	575
Ryder System Inc.	7.200%	9/1/15	1,775	2,064
Ryder System Inc.	5.850%	11/1/16	1,000	1,101
Southwest Airlines Co.	5.750%	12/15/16	1,300	1,372
Southwest Airlines Co.	5.125%	3/1/17	650	663
Union Pacific Corp.	7.000%	2/1/16	550	651
Union Pacific Corp.	5.650%	5/1/17	3,300	3,717
Union Pacific Corp.	5.750%	11/15/17	4,675	5,274
Union Pacific Corp.	5.700%	8/15/18	8,325	9,333
United Parcel Service Inc.	5.500%	1/15/18	3,100	3,542
United Parcel Service Inc.	5.125%	4/1/19	2,200	2,513
United Parcel Service of America Inc.	8.375%	4/1/20	500	683
				2,294,761
Utilities (4.1%)
Electric (2.7%)
Alabama Power Co.	5.500%	10/15/17	2,100	2,376
American Water Capital Corp.	6.085%	10/15/17	3,025	3,312
Appalachian Power Co.	7.950%	1/15/20	675	845
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,595
Carolina Power & Light Co.	5.250%	12/15/15	3,000	3,377
Carolina Power & Light Co.	5.300%	1/15/19	11,225	12,624
CenterPoint Energy Inc.	6.500%	5/1/18	4,500	4,978
Cleveland Electric Illuminating Co.	7.880%	11/1/17	250	307
Commonwealth Edison Co.	5.950%	8/15/16	1,975	2,260
Commonwealth Edison Co.	6.150%	9/15/17	4,250	4,876
Commonwealth Edison Co.	5.800%	3/15/18	2,550	2,898
Connecticut Light & Power Co.	5.650%	5/1/18	3,000	3,374
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	3,350	3,746
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	5,000	5,714
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	2,000	2,484
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	1,200	1,466
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	1,525	1,614
Consumers Energy Co.	5.500%	8/15/16	3,850	4,255
Consumers Energy Co.	6.125%	3/15/19	300	342
Consumers Energy Co.	6.700%	9/15/19	2,900	3,475
Consumers Energy Co.	5.650%	4/15/20	1,075	1,193
Dominion Resources Inc.	5.150%	7/15/15	7,925	8,813
Dominion Resources Inc.	6.000%	11/30/17	5,750	6,543
Dominion Resources Inc.	8.875%	1/15/19	5,375	7,074
Dominion Resources Inc.	5.200%	8/15/19	1,000	1,092
3 Dominion Resources Inc.	7.500%	6/30/66	1,300	1,290
Duke Energy Carolinas LLC	5.100%	4/15/18	8,750	9,670
Duke Energy Carolinas LLC	4.300%	6/15/20	1,050	1,114

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Corp.	5.050%	9/15/19	4,600	4,935
Duke Energy Indiana Inc.	6.050%	6/15/16	1,500	1,728
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	2,600	2,893
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,504
Exelon Generation Co. LLC	6.200%	10/1/17	3,500	3,982
Florida Power & Light Co.	5.550%	11/1/17	3,950	4,512
Florida Power Corp.	5.650%	6/15/18	2,100	2,404
FPL Group Capital Inc.	6.000%	3/1/19	2,500	2,816
3 FPL Group Capital Inc.	6.350%	10/1/66	1,825	1,669
3 FPL Group Capital Inc.	6.650%	6/15/67	1,700	1,589
3 FPL Group Capital Inc.	7.300%	9/1/67	1,000	995
Georgia Power Co.	5.700%	6/1/17	7,000	7,951
Illinois Power Co.	6.125%	11/15/17	3,100	3,508
Illinois Power Co.	6.250%	4/1/18	2,000	2,228
Illinois Power Co.	9.750%	11/15/18	3,300	4,310
Indiana Michigan Power Co.	7.000%	3/15/19	2,497	2,944
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,500	1,348
Jersey Central Power & Light Co.	5.625%	5/1/16	5,675	6,126
Jersey Central Power & Light Co.	5.650%	6/1/17	5,475	6,001
MidAmerican Energy Co.	5.950%	7/15/17	925	1,053
MidAmerican Energy Co.	5.300%	3/15/18	4,900	5,441
Midamerican Energy Holdings Co.	5.750%	4/1/18	4,350	4,886
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	250	278
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	13,625	15,196
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	2,525	3,504
Nevada Power Co.	6.500%	5/15/18	2,675	3,056
Nevada Power Co.	6.500%	8/1/18	3,575	4,083
Nisource Finance Corp.	10.750%	3/15/16	1,000	1,293
Nisource Finance Corp.	5.250%	9/15/17	500	517
Nisource Finance Corp.	6.400%	3/15/18	7,950	8,775
Nisource Finance Corp.	6.800%	1/15/19	850	957
Northern States Power Co.	5.250%	3/1/18	5,350	5,977
NSTAR	4.500%	11/15/19	2,500	2,659
NSTAR Electric Co.	5.625%	11/15/17	975	1,136
Ohio Edison Co.	6.400%	7/15/16	1,200	1,341
Ohio Power Co.	6.000%	6/1/16	2,425	2,743
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,500	4,125
Pacific Gas & Electric Co.	5.625%	11/30/17	6,900	7,805
Pacific Gas & Electric Co.	8.250%	10/15/18	1,325	1,698
PacifiCorp	5.650%	7/15/18	2,575	2,942
Peco Energy Co.	5.350%	3/1/18	2,475	2,747
Pennsylvania Electric Co.	6.050%	9/1/17	800	889
PPL Energy Supply LLC	6.200%	5/15/16	3,575	4,028
PPL Energy Supply LLC	6.500%	5/1/18	750	830
Progress Energy Inc.	5.625%	1/15/16	1,425	1,595
Progress Energy Inc.	7.050%	3/15/19	1,800	2,136
PSEG Power LLC	5.500%	12/1/15	3,125	3,471
2 PSEG Power LLC	5.125%	4/15/20	3,562	3,696
Public Service Co. of Colorado	5.125%	6/1/19	2,300	2,548
Public Service Co. of Oklahoma	5.150%	12/1/19	650	685
San Diego Gas & Electric Co.	5.300%	11/15/15	300	343
Sierra Pacific Power Co.	6.000%	5/15/16	2,525	2,836
South Carolina Electric & Gas Co.	6.500%	11/1/18	2,400	2,889
Southern California Edison Co.	5.000%	1/15/16	675	758
Southern Power Co.	4.875%	7/15/15	1,125	1,226
Southwestern Electric Power Co.	5.550%	1/15/17	3,500	3,769
Southwestern Electric Power Co.	6.450%	1/15/19	2,075	2,276
Tampa Electric Co.	6.100%	5/15/18	2,150	2,425
Teco Finance Inc.	4.000%	3/15/16	1,100	1,131
Teco Finance Inc.	5.150%	3/15/20	1,350	1,409
TransAlta Corp.	6.750%	7/15/12	125	134
TransAlta Corp.	6.650%	5/15/18	2,975	3,321
Union Electric Co.	5.400%	2/1/16	300	322
Union Electric Co.	6.700%	2/1/19	4,000	4,685

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United Utilities PLC	5.375%	2/1/19	1,000	1,030
Virginia Electric and Power Co.	5.400%	1/15/16	4,450	5,003
Westar Energy Inc.	8.625%	12/1/18	2,000	2,557
Wisconsin Electric Power Co.	4.250%	12/15/19	1,525	1,580
3 Wisconsin Energy Corp.	6.250%	5/15/67	5,275	4,849
Wisconsin Power & Light Co.	5.000%	7/15/19	2,275	2,520
Xcel Energy Inc.	4.700%	5/15/20	2,000	2,082
Natural Gas (1.4%)
AGL Capital Corp.	5.250%	8/15/19	2,300	2,429
Atmos Energy Corp.	8.500%	3/15/19	600	753
Boardwalk Pipelines LP	5.500%	2/1/17	3,725	3,856
Buckeye Partners LP	6.050%	1/15/18	4,550	4,923
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,481
CenterPoint Energy Resources Corp.	6.000%	5/15/18	5,000	5,530
El Paso Natural Gas Co.	5.950%	4/15/17	1,700	1,798
Enbridge Energy Partners LP	6.500%	4/15/18	3,075	3,434
Enbridge Energy Partners LP	9.875%	3/1/19	1,700	2,228
Enbridge Energy Partners LP	5.200%	3/15/20	1,875	1,941
Enbridge Inc.	5.600%	4/1/17	3,550	3,951
Energy Transfer Partners LP	6.125%	2/15/17	4,850	5,072
Energy Transfer Partners LP	9.000%	4/15/19	8,500	10,034
Enterprise Products Operating LLC	6.300%	9/15/17	2,525	2,828
Enterprise Products Operating LLC	6.650%	4/15/18	550	619
Enterprise Products Operating LLC	6.500%	1/31/19	3,050	3,401
Enterprise Products Operating LLC	5.250%	1/31/20	5,000	5,174
EQT Corp.	6.500%	4/1/18	3,800	4,151
EQT Corp.	8.125%	6/1/19	1,725	2,028
Kinder Morgan Energy Partners LP	6.000%	2/1/17	1,000	1,094
Kinder Morgan Energy Partners LP	5.950%	2/15/18	250	272
Kinder Morgan Energy Partners LP	6.850%	2/15/20	8,925	10,216
Magellan Midstream Partners LP	5.650%	10/15/16	650	703
Magellan Midstream Partners LP	6.550%	7/15/19	3,475	3,919
National Grid PLC	6.300%	8/1/16	6,200	7,062
NuStar Logistics LP	7.650%	4/15/18	2,900	3,341
ONEOK Partners LP	6.150%	10/1/16	3,125	3,526
ONEOK Partners LP	8.625%	3/1/19	5,000	6,184
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,000	2,030
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	2,525	2,692
Plains All American Pipeline LP / PAA Finance Corp.	6.125%	1/15/17	2,500	2,728
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	2,675	2,925
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	200	240
Plains All American Pipeline LP / PAA Finance Corp.	5.750%	1/15/20	600	623
Sempra Energy	6.150%	6/15/18	2,800	3,192
Sempra Energy	9.800%	2/15/19	4,370	5,772
2 Southern Natural Gas Co.	5.900%	4/1/17	6,525	6,918
Spectra Energy Capital LLC	6.200%	4/15/18	1,700	1,877
Spectra Energy Capital LLC	8.000%	10/1/19	425	515
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,000	5,835
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,500	3,062
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	6,475	5,803
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	2,500	2,785
2 Williams Partners LP	5.250%	3/15/20	5,525	5,698
Williams Partners LP / Williams Partners Finance Corp.	7.250%	2/1/17	4,300	4,903
Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	3,500	3,873
				481,804

Total Corporate Bonds (Cost $3,958,329)				4,321,700

Sovereign Bonds (U.S. Dollar-Denominated) (5.8%)
Asian Development Bank	5.500%	6/27/16	6,900	8,006
Asian Development Bank	5.250%	6/12/17	2,300	2,688
Asian Development Bank	5.593%	7/16/18	1,975	2,280

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Brazilian Government International Bond	6.000%	1/17/17	28,575	31,390
3 Brazilian Government International Bond	8.000%	1/15/18	13,600	15,762
Brazilian Government International Bond	5.875%	1/15/19	3,950	4,325
China Development Bank Corp.	5.000%	10/15/15	3,450	3,776
Corp Andina de Fomento	8.125%	6/4/19	5,500	6,761
Corp. Andina de Fomento	5.750%	1/12/17	5,025	5,398
Development Bank of Japan	5.125%	2/1/17	3,700	4,164
Eksportfinans ASA	5.500%	5/25/16	3,125	3,554
Eksportfinans ASA	5.500%	6/26/17	4,600	5,256
European Investment Bank	4.875%	2/16/16	9,250	10,415
European Investment Bank	5.125%	9/13/16	11,550	13,294
European Investment Bank	4.875%	1/17/17	14,975	16,868
European Investment Bank	5.125%	5/30/17	20,550	23,588
Export-Import Bank of Korea	4.125%	9/9/15	7,125	7,231
Export-Import Bank of Korea	5.125%	6/29/20	4,400	4,429
Hungary Government International Bond	6.250%	1/29/20	5,000	4,879
Hydro Quebec	7.500%	4/1/16	2,500	3,120
Inter-American Development Bank	2.250%	7/15/15	11,300	11,372
Inter-American Development Bank	4.250%	9/14/15	9,420	10,447
Inter-American Development Bank	5.125%	9/13/16	6,700	7,691
Inter-American Development Bank	3.875%	9/17/19	5,025	5,290
Inter-American Development Bank	3.875%	2/14/20	4,575	4,836
International Bank for Reconstruction & Development	5.000%	4/1/16	9,375	10,616
Israel Government International Bond	5.500%	11/9/16	4,025	4,513
Israel Government International Bond	5.125%	3/26/19	9,200	9,849
Japan Finance Organization for Municipalities	5.000%	5/16/17	3,800	4,204
Korea Development Bank	4.375%	8/10/15	6,000	6,139
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	19,375	21,720
4 Kreditanstalt fuer Wiederaufbau	4.875%	1/17/17	3,000	3,358
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	19,700	20,935
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	18,175	19,062
4 Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	13,450	14,925
4 Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	12,500	13,066
4 Landwirtschaftliche Rentenbank	3.125%	7/15/15	5,000	5,235
Landwirtschaftliche Rentenbank	4.875%	11/16/15	6,525	7,306
4 Landwirtschaftliche Rentenbank	5.125%	2/1/17	8,775	10,027
Mexico Government International Bond	11.375%	9/15/16	1,725	2,432
Mexico Government International Bond	5.625%	1/15/17	29,600	32,374
Mexico Government International Bond	8.125%	12/30/19	1,625	2,064
Nordic Investment Bank	2.500%	7/15/15	575	585
Nordic Investment Bank	5.000%	2/1/17	7,650	8,727
Oesterreichische Kontrollbank AG	4.875%	2/16/16	5,000	5,514
5 Oesterreichische Kontrollbank AG	5.000%	4/25/17	6,425	7,103
Panama Government International Bond	5.200%	1/30/20	3,450	3,591
Pemex Project Funding Master Trust	5.750%	3/1/18	14,400	15,062
Peruvian Government International Bond	7.125%	3/30/19	8,400	9,933
Petrobras International Finance Co.	6.125%	10/6/16	8,475	9,171
Petrobras International Finance Co.	5.875%	3/1/18	8,175	8,516
Petrobras International Finance Co.	8.375%	12/10/18	1,500	1,757
Petrobras International Finance Co.	7.875%	3/15/19	11,950	13,668
Petrobras International Finance Co.	5.750%	1/20/20	8,125	8,137
Petroleos Mexicanos	8.000%	5/3/19	5,075	6,058
2 Petroleos Mexicanos	6.000%	3/5/20	5,825	6,093
Poland Government International Bond	5.000%	10/19/15	4,500	4,736
Poland Government International Bond	6.375%	7/15/19	17,050	18,627
Province of Manitoba Canada	2.625%	7/15/15	2,600	2,663
Province of Manitoba Canada	4.900%	12/6/16	4,000	4,464
Province of Manitoba Canada	9.250%	4/1/20	1,500	2,148
Province of Ontario Canada	4.750%	1/19/16	6,600	7,328
Province of Ontario Canada	4.000%	10/7/19	15,400	15,893
Province of Ontario Canada	4.400%	4/14/20	10,150	10,822
Province of Quebec Canada	5.125%	11/14/16	8,975	10,167
Province of Quebec Canada	4.625%	5/14/18	6,200	6,870
Republic of Italy	4.750%	1/25/16	4,275	4,357

Vanguard® Intermediate-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Republic of Italy	5.250%	9/20/16	25,700	26,722
Republic of Italy	5.375%	6/12/17	425	439
Republic of Korea	7.125%	4/16/19	6,550	7,843
South Africa Government International Bond	6.875%	5/27/19	9,150	10,466
South Africa Government International Bond	5.500%	3/9/20	7,875	8,141
Svensk Exportkredit AB	5.125%	3/1/17	6,250	6,966
United Mexican States	5.950%	3/19/19	11,500	12,650
United Mexican States	5.125%	1/15/20	9,550	9,995

Total Sovereign Bonds (Cost $630,519)				679,857

Taxable Municipal Bonds (0.2%)
Board of Trustees of The Leland Stanford Junior
University	3.625%	5/1/14	2,500	2,660
Board of Trustees of The Leland Stanford Junior
University	4.250%	5/1/16	800	867
Board of Trustees of The Leland Stanford Junior
University	4.750%	5/1/19	800	873
California GO	5.950%	4/1/16	2,800	2,987
California GO	6.200%	3/1/19	500	527
California GO	6.200%	10/1/19	3,925	4,116
Dartmouth College	4.750%	6/1/19	1,000	1,088
Howard Hughes Medical Institute	3.450%	9/1/14	2,750	2,903
Wisconsin GO	4.800%	5/1/13	1,350	1,473

Total Taxable Municipal Bonds (Cost $16,454)				17,494

			Shares

Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
6,7 Vanguard Market Liquidity Fund (Cost $101,109)	0.286%		101,108,567	101,109

Total Investments (99.7%) (Cost $10,805,643)				11,603,365
Other Assets and Liabilities—Net (0.3%)[7]				38,756

Net Assets (100%)				11,642,121

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,903,000.
1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $84,139,000, representing 0.7% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Federal Republic of Germany.
5 Guaranteed by the Republic of Austria.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $6,005,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

U.S. Government and Agency Obligations (44.6%)
U.S. Government Securities (40.9%)
	United States Treasury Note/Bond	1.250%	11/30/10	1,050	1,054
	United States Treasury Note/Bond	1.125%	6/30/11	4,190	4,220
	United States Treasury Note/Bond	2.375%	10/31/14	970	1,001
	United States Treasury Note/Bond	8.500%	2/15/20	1,100	1,615
	United States Treasury Note/Bond	8.750%	5/15/20	1,080	1,616
	United States Treasury Note/Bond	8.750%	8/15/20	18,495	27,754
	United States Treasury Note/Bond	8.125%	5/15/21	2,695	3,933
	United States Treasury Note/Bond	8.125%	8/15/21	4,335	6,347
	United States Treasury Note/Bond	8.000%	11/15/21	89,100	129,697
	United States Treasury Note/Bond	7.250%	8/15/22	395	551
	United States Treasury Note/Bond	7.625%	11/15/22	7,690	11,050
	United States Treasury Note/Bond	7.125%	2/15/23	59,960	83,082
	United States Treasury Note/Bond	6.250%	8/15/23	80,030	103,826
	United States Treasury Note/Bond	7.500%	11/15/24	26,090	37,879
	United States Treasury Note/Bond	7.625%	2/15/25	2,120	3,117
	United States Treasury Note/Bond	6.875%	8/15/25	37,375	51,898
	United States Treasury Note/Bond	6.000%	2/15/26	550	709
	United States Treasury Note/Bond	6.750%	8/15/26	665	924
	United States Treasury Note/Bond	6.500%	11/15/26	670	911
	United States Treasury Note/Bond	6.625%	2/15/27	26,830	36,963
	United States Treasury Note/Bond	6.375%	8/15/27	43,645	58,846
	United States Treasury Note/Bond	6.125%	11/15/27	21,925	28,886
	United States Treasury Note/Bond	5.500%	8/15/28	8,305	10,279
	United States Treasury Note/Bond	5.250%	11/15/28	960	1,157
	United States Treasury Note/Bond	5.250%	2/15/29	250	301
	United States Treasury Note/Bond	6.125%	8/15/29	39,185	52,116
	United States Treasury Note/Bond	6.250%	5/15/30	6,160	8,344
	United States Treasury Note/Bond	5.375%	2/15/31	52,310	64,456
	United States Treasury Note/Bond	4.500%	2/15/36	1,450	1,605
	United States Treasury Note/Bond	4.750%	2/15/37	15,110	17,384
	United States Treasury Note/Bond	5.000%	5/15/37	46,825	55,927
	United States Treasury Note/Bond	4.375%	2/15/38	56,398	61,112
	United States Treasury Note/Bond	4.500%	5/15/38	72,540	80,179
	United States Treasury Note/Bond	3.500%	2/15/39	62,233	57,935
	United States Treasury Note/Bond	4.250%	5/15/39	115,328	122,229
	United States Treasury Note/Bond	4.500%	8/15/39	118,951	131,329
	United States Treasury Note/Bond	4.375%	11/15/39	78,360	84,788
	United States Treasury Note/Bond	4.625%	2/15/40	51,636	58,187
	United States Treasury Note/Bond	4.375%	5/15/40	22,960	24,890
					1,428,097
Agency Bonds and Notes (3.7%)
1	Federal Home Loan Banks	5.250%	12/11/20	1,500	1,707
1	Federal Home Loan Banks	5.625%	6/11/21	3,000	3,528
1	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,154
1	Federal Home Loan Banks	5.500%	7/15/36	4,250	4,851
1	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	10,034
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,125	17,381
1	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	4,525	5,731
1	Federal National Mortgage Assn.	6.250%	5/15/29	9,550	11,889
1	Federal National Mortgage Assn.	7.125%	1/15/30	9,075	12,402
1	Federal National Mortgage Assn.	7.250%	5/15/30	6,635	9,181
1	Federal National Mortgage Assn.	6.625%	11/15/30	3,300	4,310
1	Federal National Mortgage Assn.	5.625%	7/15/37	7,325	8,510
1	Federal National Mortgage Assn.	6.210%	8/6/38	1,000	1,262
	Israel Government AID Bond	5.500%	9/18/23	1,375	1,600
	Israel Government AID Bond	5.500%	12/4/23	5,325	6,202
	Israel Government AID Bond	5.500%	4/26/24	2,900	3,382
	Private Export Funding Corp.	4.300%	12/15/21	1,075	1,133
	Resolution Funding Corp.	8.625%	1/15/21	850	1,169
1	Tennessee Valley Authority	6.750%	11/1/25	4,500	5,820
1	Tennessee Valley Authority	7.125%	5/1/30	1,250	1,674

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
1	Tennessee Valley Authority	4.650%	6/15/35	2,825	2,835
1	Tennessee Valley Authority	5.880%	4/1/36	1,000	1,186
1	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,199
1	Tennessee Valley Authority	6.150%	1/15/38	2,450	3,041
1	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,331
1	Tennessee Valley Authority	5.250%	9/15/39	3,375	3,728
1	Tennessee Valley Authority	4.875%	1/15/48	2,500	2,601
1	Tennessee Valley Authority	5.375%	4/1/56	1,850	2,085
					130,926

Total U.S. Government and Agency Obligations (Cost $1,435,196)					1,559,023

Asset-Backed/Commercial Mortgage-Backed Security (0.1%)
2	PSE&G Transition Funding LLC (Cost $2,500)	6.890%	12/15/17	2,500	3,031

Corporate Bonds (43.4%)
Finance (9.1%)
	Banking (5.3%)
2	Abbey National Capital Trust I	8.963%	12/29/49	2,300	2,292
	American Express Co.	8.150%	3/19/38	1,950	2,646
	Bank of America Corp.	6.800%	3/15/28	375	382
	Bank of America Corp.	6.500%	9/15/37	1,600	1,604
	Bank of America NA	6.000%	10/15/36	3,975	3,838
	Bank One Corp.	7.750%	7/15/25	2,000	2,383
	Bank One Corp.	7.625%	10/15/26	4,350	5,179
	BB&T Capital Trust II	6.750%	6/7/36	3,325	3,305
2	BB&T Capital Trust IV	6.820%	6/12/57	650	603
	Capital One Capital III	7.686%	8/15/36	1,700	1,594
	Capital One Capital IV	6.745%	2/17/37	1,100	921
	Capital One Capital V	10.250%	8/15/39	3,350	3,517
	Capital One Capital VI	8.875%	5/15/40	2,000	2,050
2,3	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	450	525
	Citigroup Inc.	6.625%	6/15/32	2,750	2,708
	Citigroup Inc.	5.875%	2/22/33	1,825	1,657
	Citigroup Inc.	6.000%	10/31/33	2,625	2,364
	Citigroup Inc.	5.850%	12/11/34	2,300	2,180
	Citigroup Inc.	6.125%	8/25/36	4,225	3,850
	Citigroup Inc.	5.875%	5/29/37	2,100	1,990
	Citigroup Inc.	6.875%	3/5/38	6,550	6,969
	Citigroup Inc.	8.125%	7/15/39	5,275	6,325
2	Comerica Capital Trust II	6.576%	2/20/37	1,500	1,267
	Compass Bank	5.900%	4/1/26	1,075	997
3	Corestates Capital I	8.000%	12/15/26	2,300	2,283
	Credit Suisse USA Inc.	7.125%	7/15/32	2,100	2,633
	Fifth Third Bancorp	8.250%	3/1/38	3,425	3,854
	First Union Institutional Capital I	8.040%	12/1/26	500	498
	FleetBoston Financial Corp.	6.875%	1/15/28	400	412
	FleetBoston Financial Corp.	6.700%	7/15/28	1,200	1,242
	Goldman Sachs Capital I	6.345%	2/15/34	7,350	6,603
	Goldman Sachs Group Inc.	5.750%	10/1/16	75	79
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,050	3,874
	Goldman Sachs Group Inc.	6.125%	2/15/33	7,150	7,009
	Goldman Sachs Group Inc.	6.450%	5/1/36	875	837
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,025	11,819
	HSBC Bank USA NA	5.625%	8/15/35	5,300	5,084
	HSBC Bank USA NA	5.875%	11/1/34	4,100	4,061
	HSBC Holdings PLC	7.625%	5/17/32	1,050	1,172
	HSBC Holdings PLC	7.350%	11/27/32	200	221
	HSBC Holdings PLC	6.500%	5/2/36	2,925	3,160
	HSBC Holdings PLC	6.500%	9/15/37	4,200	4,382
	HSBC Holdings PLC	6.800%	6/1/38	3,050	3,292
	JP Morgan Chase Capital XV	5.875%	3/15/35	2,350	2,123
	JP Morgan Chase Capital XVII	5.850%	8/1/35	425	377
	JP Morgan Chase Capital XX	6.550%	9/29/36	3,375	3,272

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
JP Morgan Chase Capital XXII	6.450%	2/2/37	3,075	2,908
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,850	2,826
JPMorgan Chase & Co.	6.400%	5/15/38	5,150	5,946
JPMorgan Chase Capital XXVII	7.000%	11/1/39	2,350	2,425
KeyBank NA	6.950%	2/1/28	143	148
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,775	4,596
Merrill Lynch & Co. Inc.	6.110%	1/29/37	3,500	3,205
Merrill Lynch & Co. Inc.	7.750%	5/14/38	4,500	4,842
Morgan Stanley	6.250%	8/9/26	3,250	3,273
Morgan Stanley	7.250%	4/1/32	1,550	1,739
Regions Bank	6.450%	6/26/37	2,000	1,692
SunTrust Capital VIII	6.100%	12/15/36	2,504	1,918
UBS AG	7.000%	10/15/15	1,000	1,106
UBS AG	7.375%	6/15/17	550	607
USB Capital XIII Trust	6.625%	12/15/39	1,025	1,084
Wachovia Bank NA	5.850%	2/1/37	3,175	3,142
Wachovia Bank NA	6.600%	1/15/38	4,625	5,091
Wachovia Corp.	6.605%	10/1/25	725	780
Wachovia Corp.	7.500%	4/15/35	150	174
Wachovia Corp.	5.500%	8/1/35	4,000	3,709
Wachovia Corp.	6.550%	10/15/35	125	132
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,482
Wells Fargo Bank NA	5.950%	8/26/36	1,475	1,503
Wells Fargo Capital X	5.950%	12/15/36	1,650	1,461
Brokerage (0.1%)
Jefferies Group Inc.	6.875%	4/15/21	600	604
Jefferies Group Inc.	6.450%	6/8/27	1,500	1,406
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,246
Finance Companies (1.2%)
General Electric Capital Corp.	6.750%	3/15/32	18,875	20,105
General Electric Capital Corp.	6.150%	8/7/37	5,600	5,712
General Electric Capital Corp.	5.875%	1/14/38	9,925	9,695
General Electric Capital Corp.	6.875%	1/10/39	6,175	6,775
SLM Corp.	5.625%	8/1/33	1,950	1,390
Insurance (2.4%)
ACE Capital Trust II	9.700%	4/1/30	850	1,006
ACE INA Holdings Inc.	6.700%	5/15/36	1,500	1,738
AEGON Funding Co. LLC	5.750%	12/15/20	1,000	1,034
Aetna Inc.	6.625%	6/15/36	1,850	2,067
Aetna Inc.	6.750%	12/15/37	1,200	1,365
Aflac Inc.	6.900%	12/17/39	575	594
Allstate Corp.	6.125%	12/15/32	1,250	1,325
Allstate Corp.	5.350%	6/1/33	1,950	1,876
Allstate Corp.	5.550%	5/9/35	1,700	1,678
2 Allstate Corp.	6.500%	5/15/57	1,500	1,351
American International Group Inc.	6.250%	5/1/36	2,150	1,701
AON Corp.	8.205%	1/1/27	1,175	1,230
Arch Capital Group Ltd.	7.350%	5/1/34	625	639
Assurant Inc.	6.750%	2/15/34	1,200	1,193
AXA SA	8.600%	12/15/30	3,700	4,164
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,450	1,536
Chubb Corp.	6.000%	5/11/37	1,675	1,832
Chubb Corp.	6.500%	5/15/38	1,375	1,564
CIGNA Corp.	7.875%	5/15/27	500	596
CIGNA Corp.	6.150%	11/15/36	525	546
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,018
Cincinnati Financial Corp.	6.125%	11/1/34	850	815
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	800	754
Genworth Financial Inc.	6.500%	6/15/34	825	734
Hartford Financial Services Group Inc.	5.950%	10/15/36	450	392
Hartford Financial Services Group Inc.	6.625%	3/30/40	500	468
Hartford Financial Services Group Inc.	6.100%	10/1/41	500	432
Humana Inc.	8.150%	6/15/38	250	272

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lincoln National Corp.	6.150%	4/7/36	1,475	1,411
Lincoln National Corp.	7.000%	6/15/40	1,400	1,482
Loews Corp.	6.000%	2/1/35	800	780
MetLife Inc.	6.500%	12/15/32	3,000	3,176
MetLife Inc.	6.375%	6/15/34	1,150	1,215
MetLife Inc.	5.700%	6/15/35	1,575	1,544
MetLife Inc.	6.400%	12/15/36	2,865	2,546
MetLife Inc.	10.750%	8/1/39	700	833
Nationwide Financial Services	6.750%	5/15/37	1,000	754
Principal Financial Group Inc.	6.050%	10/15/36	1,700	1,604
Progressive Corp.	6.625%	3/1/29	1,625	1,806
Protective Life Corp.	8.450%	10/15/39	600	634
Prudential Financial Inc.	5.750%	7/15/33	1,000	957
Prudential Financial Inc.	5.400%	6/13/35	1,000	899
Prudential Financial Inc.	5.900%	3/17/36	1,500	1,433
Prudential Financial Inc.	5.700%	12/14/36	3,975	3,670
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,850	1,959
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	400	448
Transatlantic Holdings Inc.	8.000%	11/30/39	800	809
Travelers Cos. Inc.	6.750%	6/20/36	1,000	1,172
Travelers Cos. Inc.	6.250%	6/15/37	1,825	2,016
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,659
UnitedHealth Group Inc.	5.800%	3/15/36	1,300	1,309
UnitedHealth Group Inc.	6.500%	6/15/37	1,200	1,297
UnitedHealth Group Inc.	6.625%	11/15/37	1,075	1,176
UnitedHealth Group Inc.	6.875%	2/15/38	4,300	4,830
Validus Holdings Ltd.	8.875%	1/26/40	590	616
WellPoint Inc.	5.950%	12/15/34	1,300	1,317
WellPoint Inc.	5.850%	1/15/36	2,475	2,475
WellPoint Inc.	6.375%	6/15/37	800	862
XL Capital Ltd.	6.375%	11/15/24	1,150	1,193
XL Capital Ltd.	6.250%	5/15/27	700	662
Real Estate Investment Trusts (0.1%)
Boston Properties LP	5.625%	11/15/20	1,525	1,588
Simon Property Group LP	6.750%	2/1/40	2,000	2,207
				319,414
Industrial (27.0%)
Basic Industry (1.9%)
Alcoa Inc.	5.870%	2/23/22	1,250	1,163
Alcoa Inc.	5.900%	2/1/27	3,525	3,080
Alcoa Inc.	6.750%	1/15/28	850	800
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	550	565
ArcelorMittal	7.000%	10/15/39	3,000	3,155
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	1,525	1,624
Barrick North America Finance LLC	7.500%	9/15/38	1,225	1,539
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	500	593
Dow Chemical Co.	7.375%	11/1/29	3,925	4,369
Dow Chemical Co.	9.400%	5/15/39	1,350	1,866
Eastman Chemical Co.	7.250%	1/15/24	1,700	2,046
Eastman Chemical Co.	7.600%	2/1/27	300	359
EI du Pont de Nemours & Co.	6.500%	1/15/28	1,175	1,381
International Paper Co.	7.500%	8/15/21	2,700	3,147
International Paper Co.	8.700%	6/15/38	800	1,019
International Paper Co.	7.300%	11/15/39	2,250	2,485
Lubrizol Corp.	6.500%	10/1/34	900	916
Monsanto Co.	5.500%	8/15/25	1,350	1,516
Monsanto Co.	5.875%	4/15/38	650	717
Newmont Mining Corp.	5.875%	4/1/35	1,250	1,296
Newmont Mining Corp.	6.250%	10/1/39	2,975	3,252
Nucor Corp.	6.400%	12/1/37	1,350	1,553
Placer Dome Inc.	6.450%	10/15/35	700	796
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	1,465	1,573
Reliance Steel & Aluminum Co.	6.850%	11/15/36	350	342

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Rio Tinto Alcan Inc.	5.750%	6/1/35	1,250	1,284
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,550	5,389
Southern Copper Corp.	7.500%	7/27/35	2,500	2,733
Southern Copper Corp.	6.750%	4/16/40	1,750	1,751
Teck Resources Ltd.	6.125%	10/1/35	1,500	1,489
Vale Inco Ltd.	7.200%	9/15/32	1,050	1,155
Vale Overseas Ltd.	8.250%	1/17/34	1,225	1,438
Vale Overseas Ltd.	6.875%	11/21/36	5,625	5,834
Vale Overseas Ltd.	6.875%	11/10/39	2,925	3,069
Capital Goods (2.0%)
3M Co.	6.375%	2/15/28	500	596
3M Co.	5.700%	3/15/37	1,550	1,772
Boeing Co.	8.750%	8/15/21	300	413
Boeing Co.	8.750%	9/15/31	850	1,246
Boeing Co.	6.125%	2/15/33	925	1,054
Boeing Co.	6.625%	2/15/38	1,050	1,286
Boeing Co.	6.875%	3/15/39	250	317
Boeing Co.	5.875%	2/15/40	925	1,042
Caterpillar Inc.	6.625%	7/15/28	1,575	1,879
Caterpillar Inc.	7.300%	5/1/31	1,200	1,555
Caterpillar Inc.	6.050%	8/15/36	1,700	1,970
Caterpillar Inc.	6.950%	5/1/42	1,425	1,777
Deere & Co.	5.375%	10/16/29	1,225	1,337
Deere & Co.	8.100%	5/15/30	1,000	1,375
Deere & Co.	7.125%	3/3/31	200	256
Dover Corp.	5.375%	10/15/35	350	378
Dover Corp.	6.600%	3/15/38	800	991
Emerson Electric Co.	4.250%	11/15/20	575	609
Emerson Electric Co.	6.000%	8/15/32	400	462
Emerson Electric Co.	6.125%	4/15/39	825	987
Emerson Electric Co.	5.250%	11/15/39	575	620
Goodrich Corp.	6.800%	7/1/36	1,000	1,202
Honeywell International Inc.	5.700%	3/15/36	775	871
Honeywell International Inc.	5.700%	3/15/37	1,425	1,617
L-3 Communications Corp.	4.750%	7/15/20	1,600	1,607
Lafarge SA	7.125%	7/15/36	2,225	2,168
Lockheed Martin Corp.	6.150%	9/1/36	4,825	5,576
Lockheed Martin Corp.	5.500%	11/15/39	1,200	1,282
3 Lockheed Martin Corp.	5.720%	6/1/40	189	207
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,015	4,051
Owens Corning	7.000%	12/1/36	1,625	1,625
Pactiv Corp.	7.950%	12/15/25	1,000	946
Parker Hannifin Corp.	6.250%	5/15/38	725	863
Raytheon Co.	7.200%	8/15/27	400	508
3 Republic Services Inc.	5.250%	11/15/21	2,525	2,667
Republic Services Inc.	6.086%	3/15/35	225	232
3 Republic Services Inc.	6.200%	3/1/40	2,575	2,758
Rockwell Automation Inc.	6.700%	1/15/28	300	355
Rockwell Automation Inc.	6.250%	12/1/37	1,100	1,286
Tyco International Ltd. / Tyco International Finance SA	6.875%	1/15/21	1,300	1,566
United Technologies Corp.	6.700%	8/1/28	250	304
United Technologies Corp.	7.500%	9/15/29	1,875	2,491
United Technologies Corp.	5.400%	5/1/35	3,350	3,589
United Technologies Corp.	6.050%	6/1/36	975	1,123
United Technologies Corp.	6.125%	7/15/38	1,050	1,224
United Technologies Corp.	5.700%	4/15/40	3,200	3,566
Waste Management Inc.	7.100%	8/1/26	800	922
Waste Management Inc.	7.000%	7/15/28	3,000	3,455
Waste Management Inc.	7.750%	5/15/32	875	1,100
Waste Management Inc.	6.125%	11/30/39	500	541
Communication (7.3%)
Alltel Corp.	7.875%	7/1/32	3,025	3,809
America Movil SAB de CV	6.375%	3/1/35	1,800	1,918

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
America Movil SAB de CV	6.125%	11/15/37	1,200	1,240
3 America Movil SAB de CV	6.125%	3/30/40	2,525	2,611
Ameritech Capital Funding Corp.	6.550%	1/15/28	1,000	1,054
AT&T Corp.	8.000%	11/15/31	4,350	5,577
AT&T Inc.	6.450%	6/15/34	7,750	8,484
AT&T Inc.	6.150%	9/15/34	500	531
AT&T Inc.	6.500%	9/1/37	4,950	5,516
AT&T Inc.	6.300%	1/15/38	8,300	9,026
AT&T Inc.	6.400%	5/15/38	825	909
AT&T Inc.	6.550%	2/15/39	5,400	6,061
AT&T Mobility LLC	7.125%	12/15/31	2,425	2,901
Bellsouth Capital Funding Corp.	7.875%	2/15/30	4,250	5,218
BellSouth Corp.	6.875%	10/15/31	1,275	1,450
BellSouth Corp.	6.550%	6/15/34	1,475	1,628
BellSouth Corp.	6.000%	11/15/34	1,480	1,528
BellSouth Telecommunications Inc.	6.375%	6/1/28	4,140	4,451
British Telecommunications PLC	9.875%	12/15/30	5,850	7,175
CBS Corp.	7.875%	7/30/30	3,765	4,364
CBS Corp.	5.500%	5/15/33	225	206
CenturyLink Inc.	6.875%	1/15/28	550	514
CenturyLink Inc.	7.600%	9/15/39	950	907
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	3,198	4,413
Comcast Corp.	5.650%	6/15/35	5,100	5,000
Comcast Corp.	6.500%	11/15/35	4,525	4,880
Comcast Corp.	6.450%	3/15/37	4,375	4,697
Comcast Corp.	6.950%	8/15/37	2,650	3,005
Comcast Corp.	6.400%	5/15/38	2,800	2,991
Deutsche Telekom International Finance BV	8.750%	6/15/30	8,825	11,369
DIRECTV Holdings LLC	6.350%	3/15/40	1,125	1,204
Discovery Communications LLC	6.350%	6/1/40	3,600	3,827
Embarq Corp.	7.995%	6/1/36	3,500	3,457
France Telecom SA	8.500%	3/1/31	5,550	7,668
Grupo Televisa SA	6.625%	3/18/25	1,600	1,689
Grupo Televisa SA	8.500%	3/11/32	250	308
Grupo Televisa SA	6.625%	1/15/40	2,125	2,208
GTE Corp.	8.750%	11/1/21	900	1,176
GTE Corp.	6.940%	4/15/28	2,275	2,507
Koninklijke KPN NV	8.375%	10/1/30	1,825	2,394
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,150	1,302
3 NBC Universal Inc.	6.400%	4/30/40	3,125	3,390
New Cingular Wireless Services Inc.	8.750%	3/1/31	4,875	6,704
News America Holdings Inc.	8.150%	10/17/36	1,225	1,505
News America Holdings Inc.	7.750%	12/1/45	1,225	1,496
News America Inc.	6.550%	3/15/33	225	245
News America Inc.	6.200%	12/15/34	6,450	6,742
News America Inc.	6.400%	12/15/35	6,750	7,239
News America Inc.	6.900%	8/15/39	975	1,117
Pacific Bell Telephone Co.	7.125%	3/15/26	550	635
Qwest Corp.	7.500%	6/15/23	2,300	2,202
Qwest Corp.	7.200%	11/10/26	200	188
Qwest Corp.	6.875%	9/15/33	3,050	2,829
Rogers Communications Inc.	7.500%	8/15/38	675	858
TCI Communications Inc.	7.875%	2/15/26	2,200	2,652
Telecom Italia Capital SA	6.375%	11/15/33	4,025	3,631
Telecom Italia Capital SA	6.000%	9/30/34	800	699
Telecom Italia Capital SA	7.200%	7/18/36	1,625	1,606
Telecom Italia Capital SA	7.721%	6/4/38	2,700	2,769
Telefonica Emisiones SAU	7.045%	6/20/36	5,725	6,362
Telefonica Europe BV	8.250%	9/15/30	2,500	3,086
Thomson Reuters Corp.	5.500%	8/15/35	900	910
Thomson Reuters Corp.	5.850%	4/15/40	1,100	1,164
Time Warner Cable Inc.	6.550%	5/1/37	4,500	4,828
Time Warner Cable Inc.	7.300%	7/1/38	3,500	4,061
Time Warner Cable Inc.	6.750%	6/15/39	2,400	2,646

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,733	3,490
Time Warner Entertainment Co. LP	8.375%	7/15/33	1,950	2,384
United States Cellular Corp.	6.700%	12/15/33	950	973
Verizon Communications Inc.	5.850%	9/15/35	3,275	3,363
Verizon Communications Inc.	6.250%	4/1/37	2,425	2,607
Verizon Communications Inc.	6.400%	2/15/38	5,250	5,798
Verizon Communications Inc.	6.900%	4/15/38	1,700	1,996
Verizon Communications Inc.	8.950%	3/1/39	2,025	2,919
Verizon Communications Inc.	7.350%	4/1/39	1,775	2,178
Verizon Global Funding Corp.	7.750%	12/1/30	6,825	8,548
Verizon Maryland Inc.	5.125%	6/15/33	500	437
Verizon New England Inc.	7.875%	11/15/29	400	467
Verizon New York Inc.	7.375%	4/1/32	650	745
Vodafone Group PLC	7.875%	2/15/30	1,000	1,215
Vodafone Group PLC	6.250%	11/30/32	200	213
Vodafone Group PLC	6.150%	2/27/37	5,875	6,136
Consumer Cyclical (3.2%)
CVS Caremark Corp.	6.250%	6/1/27	3,700	4,025
CVS Caremark Corp.	6.125%	9/15/39	2,925	3,101
Daimler Finance North America LLC	8.500%	1/18/31	3,450	4,389
Darden Restaurants Inc.	6.800%	10/15/37	850	966
Historic TW Inc.	9.150%	2/1/23	1,230	1,655
Historic TW Inc.	6.625%	5/15/29	6,975	7,630
Home Depot Inc.	5.875%	12/16/36	6,300	6,424
Johnson Controls Inc.	6.000%	1/15/36	475	507
Kohl's Corp.	6.000%	1/15/33	400	423
Kohl's Corp.	6.875%	12/15/37	1,000	1,202
Lowe's Cos. Inc.	6.875%	2/15/28	550	663
Lowe's Cos. Inc.	6.500%	3/15/29	1,800	2,102
Lowe's Cos. Inc.	5.800%	10/15/36	2,250	2,460
Lowe's Cos. Inc.	5.800%	4/15/40	1,125	1,241
McDonald's Corp.	6.300%	10/15/37	1,750	2,108
McDonald's Corp.	6.300%	3/1/38	1,475	1,812
McDonald's Corp.	5.700%	2/1/39	1,625	1,824
Nordstrom Inc.	6.950%	3/15/28	300	341
Nordstrom Inc.	7.000%	1/15/38	1,200	1,375
Target Corp.	7.000%	7/15/31	1,800	2,185
Target Corp.	6.350%	11/1/32	3,825	4,402
Target Corp.	6.500%	10/15/37	2,700	3,254
Target Corp.	7.000%	1/15/38	1,450	1,855
Time Warner Cos. Inc.	7.570%	2/1/24	500	604
Time Warner Cos. Inc.	6.950%	1/15/28	1,000	1,126
Time Warner Inc.	7.625%	4/15/31	5,185	6,144
Time Warner Inc.	7.700%	5/1/32	1,865	2,235
Time Warner Inc.	6.200%	3/15/40	1,450	1,521
VF Corp.	6.450%	11/1/37	1,500	1,700
Viacom Inc.	6.875%	4/30/36	3,850	4,345
Wal-Mart Stores Inc.	5.875%	4/5/27	4,025	4,519
Wal-Mart Stores Inc.	7.550%	2/15/30	4,425	5,825
Wal-Mart Stores Inc.	5.250%	9/1/35	4,900	5,125
Wal-Mart Stores Inc.	6.500%	8/15/37	5,750	6,975
Wal-Mart Stores Inc.	6.200%	4/15/38	4,375	5,159
Wal-Mart Stores Inc.	5.625%	4/1/40	1,000	1,096
Wal-Mart Stores Inc.	4.875%	7/8/40	3,950	3,889
Walt Disney Co.	7.000%	3/1/32	1,150	1,470
Western Union Co.	6.200%	11/17/36	1,350	1,442
Western Union Co.	6.200%	6/21/40	325	334
Yum! Brands Inc.	6.875%	11/15/37	1,400	1,627
Consumer Noncyclical (6.0%)
Abbott Laboratories	6.150%	11/30/37	2,225	2,586
Abbott Laboratories	6.000%	4/1/39	2,050	2,340
Abbott Laboratories	5.300%	5/27/40	2,900	3,058
Altria Group Inc.	9.950%	11/10/38	4,075	5,348

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Altria Group Inc.	10.200%	2/6/39	3,450	4,592
Amgen Inc.	6.375%	6/1/37	2,125	2,485
Amgen Inc.	6.400%	2/1/39	3,375	4,003
Amgen Inc.	5.750%	3/15/40	1,450	1,594
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	1,875	2,120
Anheuser-Busch Cos. Inc.	5.950%	1/15/33	650	683
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	1,575	1,629
Anheuser-Busch Cos. Inc.	6.450%	9/1/37	650	732
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	975	1,110
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	298
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	288
Archer-Daniels-Midland Co.	5.375%	9/15/35	3,750	3,978
AstraZeneca PLC	6.450%	9/15/37	7,750	9,333
Baxter International Inc.	6.250%	12/1/37	800	944
Becton Dickinson and Co.	6.000%	5/15/39	1,000	1,169
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,300	1,637
Bristol-Myers Squibb Co.	6.800%	11/15/26	889	1,074
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,900	3,247
Bristol-Myers Squibb Co.	6.125%	5/1/38	1,100	1,276
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	243
Coca-Cola Enterprises Inc.	8.500%	2/1/22	1,075	1,486
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,477
Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,475	4,329
Coca-Cola Enterprises Inc.	6.750%	9/15/28	1,675	2,064
ConAgra Foods Inc.	9.750%	3/1/21	129	176
ConAgra Foods Inc.	7.125%	10/1/26	1,150	1,375
ConAgra Foods Inc.	7.000%	10/1/28	175	207
ConAgra Foods Inc.	8.250%	9/15/30	1,150	1,502
Covidien International Finance SA	6.550%	10/15/37	2,325	2,799
CR Bard Inc.	6.700%	12/1/26	500	598
Delhaize America Inc.	9.000%	4/15/31	2,000	2,707
Diageo Capital PLC	4.828%	7/15/20	1,075	1,140
Diageo Capital PLC	5.875%	9/30/36	1,000	1,119
Diageo Investment Corp.	7.450%	4/15/35	1,750	2,251
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	600	771
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,290
Eli Lilly & Co.	5.500%	3/15/27	4,300	4,695
Eli Lilly & Co.	5.950%	11/15/37	450	510
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,151
Fortune Brands Inc.	5.875%	1/15/36	925	891
Genentech Inc.	5.250%	7/15/35	200	209
General Mills Inc.	5.400%	6/15/40	2,000	2,127
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,850	1,928
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,200	6,207
Hasbro Inc.	6.350%	3/15/40	900	930
HJ Heinz Finance Co.	6.750%	3/15/32	1,625	1,881
Johnson & Johnson	6.950%	9/1/29	2,125	2,753
Johnson & Johnson	4.950%	5/15/33	2,125	2,245
Johnson & Johnson	5.950%	8/15/37	975	1,164
Johnson & Johnson	5.850%	7/15/38	825	972
Kellogg Co.	7.450%	4/1/31	2,850	3,785
Kimberly-Clark Corp.	6.625%	8/1/37	1,975	2,518
Koninklijke Philips Electronics NV	6.875%	3/11/38	2,550	3,152
Kraft Foods Inc.	6.500%	11/1/31	1,650	1,818
Kraft Foods Inc.	7.000%	8/11/37	3,050	3,594
Kraft Foods Inc.	6.875%	2/1/38	1,575	1,843
Kraft Foods Inc.	6.875%	1/26/39	400	469
Kraft Foods Inc.	6.500%	2/9/40	7,150	7,942
Kroger Co.	7.700%	6/1/29	375	471
Kroger Co.	8.000%	9/15/29	1,925	2,491
Kroger Co.	7.500%	4/1/31	1,350	1,691
3 Mead Johnson Nutrition Co.	5.900%	11/1/39	675	725
Medtronic Inc.	6.500%	3/15/39	600	746
Medtronic Inc.	5.550%	3/15/40	1,025	1,151

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Merck & Co. Inc.	6.300%	1/1/26	500	586
Merck & Co. Inc.	6.400%	3/1/28	2,200	2,622
Merck & Co. Inc.	5.950%	12/1/28	1,050	1,211
Merck & Co. Inc.	6.500%	12/1/33	775	953
Merck & Co. Inc.	5.750%	11/15/36	300	338
Merck & Co. Inc.	6.550%	9/15/37	3,350	4,176
Merck & Co. Inc.	5.850%	6/30/39	2,350	2,714
Pepsi Bottling Group Inc.	7.000%	3/1/29	2,925	3,704
PepsiCo Inc.	5.500%	1/15/40	2,525	2,777
Pfizer Inc.	7.200%	3/15/39	6,275	8,227
Pharmacia Corp.	6.600%	12/1/28	1,050	1,247
Philip Morris International Inc.	6.375%	5/16/38	3,200	3,724
2 Procter & Gamble - Esop	9.360%	1/1/21	2,032	2,588
Procter & Gamble Co.	6.450%	1/15/26	1,100	1,345
Procter & Gamble Co.	5.800%	8/15/34	100	115
Procter & Gamble Co.	5.550%	3/5/37	4,650	5,248
Quest Diagnostics Inc.	6.950%	7/1/37	925	1,054
Quest Diagnostics Inc.	5.750%	1/30/40	1,000	983
Reynolds American Inc.	7.250%	6/15/37	600	600
Safeway Inc.	7.250%	2/1/31	1,331	1,635
Sara Lee Corp.	6.125%	11/1/32	625	671
Sysco Corp.	5.375%	9/21/35	1,600	1,734
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,700	3,103
Unilever Capital Corp.	5.900%	11/15/32	3,325	3,849
Wyeth	6.450%	2/1/24	2,225	2,603
Wyeth	6.000%	2/15/36	2,275	2,566
Wyeth	5.950%	4/1/37	5,500	6,222
Zimmer Holdings Inc.	5.750%	11/30/39	1,100	1,177
Energy (4.3%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,180
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,245
Anadarko Petroleum Corp.	6.450%	9/15/36	5,300	4,200
Anadarko Petroleum Corp.	7.950%	6/15/39	50	42
Anadarko Petroleum Corp.	6.200%	3/15/40	1,825	1,433
Apache Corp.	6.000%	1/15/37	3,225	3,570
Apache Finance Canada Corp.	7.750%	12/15/29	650	833
Baker Hughes Inc.	6.875%	1/15/29	1,000	1,191
Burlington Resources Finance Co.	7.200%	8/15/31	1,050	1,257
Burlington Resources Finance Co.	7.400%	12/1/31	1,675	2,100
Cameron International Corp.	7.000%	7/15/38	625	629
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,400	1,587
Canadian Natural Resources Ltd.	6.450%	6/30/33	1,175	1,271
Canadian Natural Resources Ltd.	6.500%	2/15/37	1,975	2,205
Canadian Natural Resources Ltd.	6.250%	3/15/38	1,750	1,909
Canadian Natural Resources Ltd.	6.750%	2/1/39	800	930
3 Cenovus Energy Inc.	6.750%	11/15/39	3,500	3,994
Conoco Funding Co.	7.250%	10/15/31	400	499
ConocoPhillips	5.900%	10/15/32	1,050	1,161
ConocoPhillips	6.500%	2/1/39	3,450	4,143
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	950	1,059
ConocoPhillips Holding Co.	6.950%	4/15/29	1,775	2,169
Devon Energy Corp.	7.950%	4/15/32	310	399
Devon Financing Corp. ULC	7.875%	9/30/31	4,450	5,601
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,075	976
EnCana Corp.	6.500%	8/15/34	4,825	5,328
EnCana Corp.	6.625%	8/15/37	775	873
EnCana Corp.	6.500%	2/1/38	625	696
Global Marine Inc.	7.000%	6/1/28	800	691
Halliburton Co.	6.700%	9/15/38	2,700	2,956
Halliburton Co.	7.450%	9/15/39	1,050	1,234
Hess Corp.	7.875%	10/1/29	2,625	3,217
Hess Corp.	7.300%	8/15/31	600	705
Hess Corp.	7.125%	3/15/33	925	1,072

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hess Corp.	6.000%	1/15/40	2,100	2,174
Husky Energy Inc.	6.800%	9/15/37	1,225	1,401
Kerr-McGee Corp.	6.950%	7/1/24	2,000	1,805
Kerr-McGee Corp.	7.875%	9/15/31	500	455
Lasmo USA Inc.	7.300%	11/15/27	600	731
Marathon Oil Corp.	6.600%	10/1/37	2,300	2,517
Nexen Inc.	7.875%	3/15/32	550	660
Nexen Inc.	5.875%	3/10/35	1,850	1,797
Nexen Inc.	6.400%	5/15/37	3,300	3,430
Nexen Inc.	7.500%	7/30/39	1,525	1,814
Noble Energy Inc.	8.000%	4/1/27	775	915
Petro-Canada	7.875%	6/15/26	150	182
Petro-Canada	7.000%	11/15/28	250	284
Petro-Canada	5.350%	7/15/33	1,650	1,577
Petro-Canada	5.950%	5/15/35	2,500	2,520
Petro-Canada	6.800%	5/15/38	2,275	2,605
Shell International Finance BV	6.375%	12/15/38	6,100	7,262
Shell International Finance BV	5.500%	3/25/40	1,550	1,645
Statoil ASA	7.250%	9/23/27	2,500	3,161
Statoil ASA	7.150%	1/15/29	1,000	1,258
Suncor Energy Inc.	7.150%	2/1/32	800	921
Suncor Energy Inc.	5.950%	12/1/34	875	886
Suncor Energy Inc.	6.500%	6/15/38	4,825	5,362
Talisman Energy Inc.	7.250%	10/15/27	450	532
Talisman Energy Inc.	5.850%	2/1/37	2,700	2,831
Tosco Corp.	8.125%	2/15/30	7,500	10,009
Transocean Inc.	7.500%	4/15/31	1,525	1,395
Transocean Inc.	6.800%	3/15/38	1,725	1,535
Valero Energy Corp.	7.500%	4/15/32	950	1,003
Valero Energy Corp.	6.625%	6/15/37	5,975	5,811
Weatherford International Inc.	6.800%	6/15/37	700	655
Weatherford International Ltd.	6.500%	8/1/36	1,500	1,353
Weatherford International Ltd.	7.000%	3/15/38	1,600	1,525
Williams Cos. Inc.	7.875%	9/1/21	741	857
Williams Cos. Inc.	7.500%	1/15/31	2,852	3,122
Williams Cos. Inc.	7.750%	6/15/31	2,037	2,239
XTO Energy Inc.	6.100%	4/1/36	1,950	2,306
XTO Energy Inc.	6.750%	8/1/37	3,100	3,983
XTO Energy Inc.	6.375%	6/15/38	2,125	2,637
Technology (1.1%)
Cisco Systems Inc.	5.900%	2/15/39	2,500	2,759
Cisco Systems Inc.	5.500%	1/15/40	6,750	7,097
Corning Inc.	7.250%	8/15/36	600	712
Dell Inc.	7.100%	4/15/28	500	596
Dell Inc.	6.500%	4/15/38	400	457
Equifax Inc.	7.000%	7/1/37	600	667
HP Enterprise Services LLC	7.450%	10/15/29	375	487
International Business Machines Corp.	7.000%	10/30/25	1,050	1,309
International Business Machines Corp.	6.220%	8/1/27	1,600	1,843
International Business Machines Corp.	6.500%	1/15/28	225	271
International Business Machines Corp.	5.875%	11/29/32	950	1,075
International Business Machines Corp.	5.600%	11/30/39	5,220	5,787
Microsoft Corp.	5.200%	6/1/39	2,075	2,273
Motorola Inc.	7.500%	5/15/25	225	243
Motorola Inc.	6.500%	9/1/25	123	122
Motorola Inc.	6.500%	11/15/28	92	92
Motorola Inc.	6.625%	11/15/37	116	119
Nokia Oyj	6.625%	5/15/39	1,575	1,759
Oracle Corp.	6.500%	4/15/38	2,475	3,008
Oracle Corp.	6.125%	7/8/39	3,350	3,924
Pitney Bowes Inc.	5.250%	1/15/37	700	710
Science Applications International Corp.	5.500%	7/1/33	1,100	1,039
Tyco Electronics Group SA	7.125%	10/1/37	250	282

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Xerox Corp.	6.750%	12/15/39	950	1,055
Transportation (1.2%)
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	842
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,300	1,666
Burlington Northern Santa Fe LLC	6.200%	8/15/36	775	867
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,325	1,475
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,250	1,334
Canadian National Railway Co.	6.250%	8/1/34	2,450	2,876
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,555
Canadian Pacific Railway Co.	7.125%	10/15/31	2,075	2,381
Con-way Inc.	6.700%	5/1/34	650	639
2 Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	2,800	2,821
CSX Corp.	6.000%	10/1/36	175	187
CSX Corp.	6.150%	5/1/37	2,225	2,427
3 CSX Corp.	6.220%	4/30/40	2,275	2,496
2 Delta Air Lines Inc.	6.821%	8/10/22	2,191	2,191
Norfolk Southern Corp.	5.590%	5/17/25	716	765
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,540
Norfolk Southern Corp.	5.640%	5/17/29	1,898	1,986
Norfolk Southern Corp.	7.050%	5/1/37	1,200	1,479
Norfolk Southern Corp.	7.900%	5/15/97	450	577
2 Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	8/1/22	769	811
Union Pacific Corp.	7.125%	2/1/28	600	720
Union Pacific Corp.	6.625%	2/1/29	1,500	1,724
Union Pacific Corp.	6.150%	5/1/37	1,000	1,121
2 Union Pacific Railroad Co. 2007-3 Pass Through Trust	6.176%	1/2/31	924	1,050
United Parcel Service Inc.	6.200%	1/15/38	4,400	5,283
United Parcel Service of America Inc.	8.375%	4/1/30	500	678
				941,780
Utilities (7.3%)
Electric (5.6%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	2,211
Alabama Power Co.	6.125%	5/15/38	1,000	1,160
Alabama Power Co.	6.000%	3/1/39	825	936
Ameren Energy Generating Co.	7.950%	6/1/32	1,750	1,787
American Water Capital Corp.	6.593%	10/15/37	2,025	2,256
Appalachian Power Co.	5.800%	10/1/35	500	510
Appalachian Power Co.	7.000%	4/1/38	1,700	1,980
Baltimore Gas & Electric Co.	6.350%	10/1/36	375	419
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	925	1,104
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,000	1,094
Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,000	993
Columbus Southern Power Co.	5.850%	10/1/35	800	855
Commonwealth Edison Co.	5.875%	2/1/33	250	271
Commonwealth Edison Co.	5.900%	3/15/36	2,450	2,673
Commonwealth Edison Co.	6.450%	1/15/38	400	470
Connecticut Light & Power Co.	6.350%	6/1/36	750	878
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,125	1,141
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,875	2,047
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	550	628
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	925	1,072
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,325	2,851
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	825	862
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	75	81
Constellation Energy Group Inc.	7.600%	4/1/32	1,800	2,172
Detroit Edison Co.	5.700%	10/1/37	500	536
Dominion Resources Inc.	6.300%	3/15/33	2,150	2,372
Dominion Resources Inc.	5.950%	6/15/35	1,675	1,777
Dominion Resources Inc./VA	7.000%	6/15/38	525	637
DTE Energy Co.	6.375%	4/15/33	800	852
Duke Energy Carolinas LLC	6.000%	12/1/28	1,000	1,100
Duke Energy Carolinas LLC	6.450%	10/15/32	1,050	1,214
Duke Energy Carolinas LLC	6.100%	6/1/37	825	945

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Duke Energy Carolinas LLC	6.000%	1/15/38	875	1,012
Duke Energy Carolinas LLC	6.050%	4/15/38	2,950	3,437
Duke Energy Carolinas LLC	5.300%	2/15/40	1,425	1,502
Duke Energy Indiana Inc.	6.120%	10/15/35	600	673
Duke Energy Indiana Inc.	6.350%	8/15/38	1,000	1,194
El Paso Electric Co.	6.000%	5/15/35	850	829
Entergy Louisiana LLC	5.400%	11/1/24	1,425	1,553
Exelon Corp.	5.625%	6/15/35	1,975	1,897
Exelon Generation Co. LLC	6.250%	10/1/39	2,675	2,844
FirstEnergy Corp.	7.375%	11/15/31	4,800	5,081
FirstEnergy Solutions Corp.	6.050%	8/15/21	925	944
FirstEnergy Solutions Corp.	6.800%	8/15/39	900	889
Florida Power & Light Co.	5.950%	10/1/33	950	1,080
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,284
Florida Power & Light Co.	4.950%	6/1/35	150	150
Florida Power & Light Co.	5.400%	9/1/35	1,875	2,024
Florida Power & Light Co.	6.200%	6/1/36	150	177
Florida Power & Light Co.	5.650%	2/1/37	2,150	2,371
Florida Power & Light Co.	5.850%	5/1/37	475	538
Florida Power & Light Co.	5.950%	2/1/38	2,450	2,777
Florida Power & Light Co.	5.960%	4/1/39	650	750
Florida Power Corp.	6.350%	9/15/37	2,225	2,614
Florida Power Corp.	6.400%	6/15/38	1,600	1,916
Georgia Power Co.	5.650%	3/1/37	2,075	2,225
Georgia Power Co.	5.950%	2/1/39	1,250	1,379
Georgia Power Co.	5.400%	6/1/40	1,050	1,087
Iberdrola USA Inc.	6.750%	7/15/36	1,425	1,526
Indiana Michigan Power Co.	6.050%	3/15/37	1,775	1,860
Interstate Power & Light Co.	6.250%	7/15/39	975	1,144
Kansas City Power & Light Co.	6.050%	11/15/35	500	545
2 Kansas Gas & Electric	5.647%	3/29/21	1,063	1,094
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,172
MidAmerican Energy Co.	5.750%	11/1/35	850	922
MidAmerican Energy Co.	5.800%	10/15/36	875	956
Midamerican Energy Holdings Co.	8.480%	9/15/28	300	388
Midamerican Energy Holdings Co.	6.125%	4/1/36	8,475	9,388
Midamerican Energy Holdings Co.	5.950%	5/15/37	2,975	3,210
Midamerican Energy Holdings Co.	6.500%	9/15/37	700	810
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,400	3,082
Nevada Power Co.	6.750%	7/1/37	2,500	2,879
Nisource Finance Corp.	5.450%	9/15/20	725	743
Nisource Finance Corp.	6.125%	3/1/22	750	804
Northern States Power Co.	6.250%	6/1/36	525	624
Northern States Power Co.	6.200%	7/1/37	1,550	1,842
Northern States Power Co.	5.350%	11/1/39	625	666
Northern States Power Co.	5.250%	7/15/35	1,175	1,229
NSTAR Electric Co.	5.500%	3/15/40	725	793
Oglethorpe Power Corp.	5.950%	11/1/39	750	846
Ohio Power Co.	6.600%	2/15/33	400	458
Oklahoma Gas & Electric Co.	5.850%	6/1/40	350	379
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	1,675	2,013
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	2,025	2,380
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	325	391
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	425	532
Pacific Gas & Electric Co.	6.050%	3/1/34	7,875	8,781
Pacific Gas & Electric Co.	5.800%	3/1/37	2,075	2,254
Pacific Gas & Electric Co.	5.400%	1/15/40	2,000	2,060
PacifiCorp	7.700%	11/15/31	400	538
PacifiCorp	5.250%	6/15/35	1,150	1,183
PacifiCorp	5.750%	4/1/37	1,000	1,102
PacifiCorp	6.250%	10/15/37	1,200	1,410
Pennsylvania Electric Co.	6.150%	10/1/38	350	372
Pepco Holdings Inc.	7.450%	8/15/32	300	357
Potomac Electric Power Co.	6.500%	11/15/37	2,250	2,693

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
PPL Electric Utilities Corp.	6.250%	5/15/39	775	902
Progress Energy Inc.	7.750%	3/1/31	1,725	2,201
Progress Energy Inc.	7.000%	10/30/31	925	1,098
Progress Energy Inc.	6.000%	12/1/39	1,800	1,944
PSEG Power LLC	8.625%	4/15/31	400	524
Public Service Co. of Colorado	6.250%	9/1/37	1,025	1,214
Public Service Co. of Oklahoma	6.625%	11/15/37	300	345
Public Service Electric & Gas Co.	5.250%	7/1/35	675	709
Public Service Electric & Gas Co.	5.800%	5/1/37	2,050	2,324
Public Service Electric & Gas Co.	5.500%	3/1/40	1,550	1,708
Puget Sound Energy Inc.	5.483%	6/1/35	825	823
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,578
Puget Sound Energy Inc.	5.757%	10/1/39	850	875
Puget Sound Energy Inc.	5.795%	3/15/40	675	704
Puget Sound Energy Inc.	5.764%	7/15/40	600	621
San Diego Gas & Electric Co.	5.350%	5/15/35	1,025	1,099
San Diego Gas & Electric Co.	6.125%	9/15/37	625	745
San Diego Gas & Electric Co.	6.000%	6/1/39	650	766
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	599
South Carolina Electric & Gas Co.	5.300%	5/15/33	1,850	1,900
South Carolina Electric & Gas Co.	6.050%	1/15/38	775	890
Southern California Edison Co.	6.650%	4/1/29	700	825
Southern California Edison Co.	6.000%	1/15/34	975	1,131
Southern California Edison Co.	5.750%	4/1/35	400	452
Southern California Edison Co.	5.350%	7/15/35	3,175	3,380
Southern California Edison Co.	5.550%	1/15/36	100	109
Southern California Edison Co.	5.625%	2/1/36	2,075	2,293
Southern California Edison Co.	5.550%	1/15/37	500	548
Southern California Edison Co.	5.950%	2/1/38	675	782
Southwestern Electric Power Co.	6.200%	3/15/40	700	728
Tampa Electric Co.	6.550%	5/15/36	450	515
Toledo Edison Co.	6.150%	5/15/37	1,500	1,612
Union Electric Co.	8.450%	3/15/39	625	890
United Utilities PLC	6.875%	8/15/28	375	420
Virginia Electric and Power Co.	6.000%	1/15/36	1,725	1,919
Virginia Electric and Power Co.	6.000%	5/15/37	825	920
Virginia Electric and Power Co.	6.350%	11/30/37	1,000	1,167
Virginia Electric and Power Co.	8.875%	11/15/38	1,200	1,744
Wisconsin Electric Power Co.	5.625%	5/15/33	450	488
Wisconsin Electric Power Co.	5.700%	12/1/36	1,675	1,820
Wisconsin Power & Light Co.	6.375%	8/15/37	950	1,119
Xcel Energy Inc.	6.500%	7/1/36	650	751
Natural Gas (1.6%)
AGL Capital Corp.	6.000%	10/1/34	850	895
DCP Midstream LLC	8.125%	8/16/30	500	607
El Paso Natural Gas Co.	8.375%	6/15/32	1,635	1,916
Enbridge Energy Partners LP	7.500%	4/15/38	525	615
Energy Transfer Partners LP	6.625%	10/15/36	1,625	1,562
Energy Transfer Partners LP	7.500%	7/1/38	775	789
Enterprise Products Operating LLC	6.875%	3/1/33	2,150	2,339
Enterprise Products Operating LLC	6.650%	10/15/34	1,095	1,164
Enterprise Products Operating LLC	7.550%	4/15/38	1,125	1,317
Enterprise Products Operating LLC	6.125%	10/15/39	1,500	1,495
Enterprise Products Operating LLC	6.450%	9/1/40	1,600	1,677
KeySpan Corp.	8.000%	11/15/30	1,175	1,524
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	573
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,082
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,675	1,581
Kinder Morgan Energy Partners LP	6.500%	2/1/37	2,350	2,426
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,944	3,153
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,900	1,963
Oneok Inc.	6.000%	6/15/35	975	921
ONEOK Partners LP	6.650%	10/1/36	2,925	2,999

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ONEOK Partners LP	6.850%	10/15/37	200	210
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	1,175	1,175
Sempra Energy	6.000%	10/15/39	1,500	1,595
Southern California Gas Co.	5.750%	11/15/35	75	83
Southern Union Co.	7.600%	2/1/24	500	547
Southern Union Co.	8.250%	11/15/29	1,000	1,055
Spectra Energy Capital LLC	6.750%	2/15/32	1,705	1,795
Tennessee Gas Pipeline Co.	7.000%	10/15/28	2,650	2,776
Texas Eastern Transmission LP	7.000%	7/15/32	700	835
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,725	1,703
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,575	2,627
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,250	1,354
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	243
TransCanada PipeLines Ltd.	7.625%	1/15/39	4,825	6,103
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,275	1,367
3 Williams Partners LP	6.300%	4/15/40	3,250	3,271
Other Utility (0.1%)
Veolia Environnement	6.750%	6/1/38	1,750	2,027
				253,083

Total Corporate Bonds (Cost $1,405,549)				1,514,277

Sovereign Bonds (U.S. Dollar-Denominated) (5.3%)
Asian Development Bank	5.593%	7/16/18	4,000	4,618
Brazilian Government International Bond	4.875%	1/22/21	1,350	1,358
Brazilian Government International Bond	8.875%	4/15/24	3,000	4,035
Brazilian Government International Bond	8.750%	2/4/25	6,700	9,032
Brazilian Government International Bond	10.125%	5/15/27	6,700	10,033
Brazilian Government International Bond	8.250%	1/20/34	5,675	7,505
Brazilian Government International Bond	7.125%	1/20/37	8,000	9,566
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,286
Brazilian Government International Bond	5.625%	1/7/41	3,150	3,104
European Investment Bank	4.875%	2/15/36	2,400	2,555
Finland Government International Bond	6.950%	2/15/26	195	249
Hydro Quebec	9.400%	2/1/21	480	698
Hydro Quebec	8.400%	1/15/22	775	1,076
Hydro Quebec	8.050%	7/7/24	5,000	7,128
Hydro Quebec	8.500%	12/1/29	1,200	1,708
Inter-American Development Bank	7.000%	6/15/25	750	962
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,538
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,540
International Bank for Reconstruction & Development	4.750%	2/15/35	1,025	1,119
Korea Electric Power Corp.	7.000%	2/1/27	750	871
Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	6,200	2,019
Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	825	245
Mexico Government International Bond	8.300%	8/15/31	1,325	1,762
Mexico Government International Bond	6.750%	9/27/34	16,050	18,512
Panama Government International Bond	7.125%	1/29/26	2,850	3,306
Panama Government International Bond	8.875%	9/30/27	1,350	1,789
Panama Government International Bond	9.375%	4/1/29	1,200	1,659
Panama Government International Bond	6.700%	1/26/36	5,450	6,022
Pemex Project Funding Master Trust	6.625%	6/15/35	3,900	3,959
Pemex Project Funding Master Trust	6.625%	6/15/38	1,375	1,412
Peruvian Government International Bond	7.350%	7/21/25	4,800	5,736
Peruvian Government International Bond	8.750%	11/21/33	2,500	3,391
2 Peruvian Government International Bond	6.550%	3/14/37	5,975	6,573
Petrobras International Finance Co.	6.875%	1/20/40	4,100	4,134
Province of British Columbia Canada	6.500%	1/15/26	1,500	1,871
Province of Nova Scotia Canada	9.125%	5/1/21	1,280	1,846
Province of Quebec Canada	7.500%	7/15/23	600	802
Province of Quebec Canada	7.125%	2/9/24	3,800	4,965
Province of Quebec Canada	7.500%	9/15/29	3,625	5,031
Province of Saskatchewan Canada	7.375%	7/15/13	600	700

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Region of Lombardy Italy	5.804%	10/25/32	2,375	2,376
Republic of Italy	6.875%	9/27/23	6,600	7,511
Republic of Italy	5.375%	6/15/33	5,175	4,994
Republic of Korea	5.625%	11/3/25	900	981
South Africa Government International Bond	6.875%	5/27/19	900	1,029
South Africa Government International Bond	5.875%	5/30/22	2,125	2,237
United Mexican States	6.050%	1/11/40	6,750	7,067

Total Sovereign Bonds (Cost $175,795)				184,910

Taxable Municipal Bonds (4.9%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	600	626
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	600	604
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	950	957
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	2,750	2,904
Board of Regents of the Univ. of Texas System Rev.
Financing System	5.134%	8/15/42	500	515
Board of Trustees of The Leland Stanford Junior
University	4.750%	5/1/19	1,000	1,091
California GO	6.650%	3/1/22	1,500	1,592
California GO	7.500%	4/1/34	5,500	5,868
California GO	7.550%	4/1/39	5,800	6,322
California GO	7.300%	10/1/39	4,625	4,866
California GO	7.350%	11/1/39	2,400	2,525
California GO	7.625%	3/1/40	3,100	3,357
Central Puget Sound WA Regional Transit Auth. Sales
& Use Tax Rev.	5.491%	11/1/39	650	713
Chicago IL Board of Educ. GO	6.138%	12/1/39	700	720
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	2,300	2,505
Chicago IL O'Hare International Airport Rev.	6.845%	1/1/38	600	637
Chicago IL O'Hare International Airport Rev.	6.395%	1/1/40	650	704
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	5,500	6,191
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	650	690
Clark County NV Airport Rev.	6.820%	7/1/45	1,000	1,139
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	800	842
Connecticut GO	5.850%	3/15/32	3,250	3,755
Cook County IL GO	6.229%	11/15/34	1,050	1,054
Curators of the Univ. of Missouri System Fac. Rev.	5.960%	11/1/39	1,000	1,102
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	850	926
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	2,170	2,450
Denver CO City & County School Dist.	5.664%	12/1/33	525	564
District of Columbia Income Tax Rev.	5.591%	12/1/34	675	737
East Baton Rouge LA Sewer Commission Rev.	6.087%	2/1/45	700	721
East Bay CA Muni. Util. Dist. Water System Rev.	5.874%	6/1/40	1,000	1,089
Emory University	5.625%	9/1/19	1,000	1,132
Georgia GO	4.503%	11/1/25	825	874
Illinois GO	4.950%	6/1/23	1,700	1,578
Illinois GO	5.100%	6/1/33	18,125	14,351
Illinois GO	6.630%	2/1/35	1,050	1,017
Illinois GO	6.725%	4/1/35	1,000	989
Illinois State Tollway Highway Auth. Toll Highway Rev.	6.184%	1/1/34	1,200	1,249
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.851%	12/1/34	600	612
Indianapolis IN Local Public Improvement Bond Bank
Notes	6.116%	1/15/40	875	945
Johns Hopkins University	5.250%	7/1/19	1,200	1,342
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)	5.501%	5/1/34	500	527
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	525	602
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	775	781
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	775	845
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	625	642
Los Angeles CA USD GO	5.755%	7/1/29	1,000	1,000
Los Angeles CA USD GO	5.750%	7/1/34	3,700	3,705
Los Angeles CA USD GO	6.758%	7/1/34	1,700	1,943

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maryland Transp. Auth. Rev.	5.888%	7/1/43	850	942
Massachusetts GO	5.456%	12/1/39	1,900	2,016
Massachusetts School Building Auth. Dedicated Sales
Tax Rev.	5.715%	8/15/39	1,050	1,154
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	900	898
Metro. Govt. of Nashville & Davidson County TN GO	5.707%	7/1/34	1,200	1,246
Metro. New York Transp. Auth. Rev.	6.548%	11/15/31	500	554
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	700	714
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	1,750	1,887
Metro. Washington DC/VA Airports Auth. Airport
System Rev.	7.462%	10/1/46	775	890
Missouri Highways & Transp. Comm. Road Rev.	5.445%	5/1/33	600	634
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	2,700	2,663
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	2,800	2,768
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	850	850
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	5,250	5,881
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	1,575	1,765
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	30	33
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	570	576
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,050	3,844
New York City NY GO	5.206%	10/1/31	1,000	992
New York City NY GO	6.246%	6/1/35	775	800
New York City NY GO	5.968%	3/1/36	300	316
New York City NY GO	5.985%	12/1/36	625	682
New York City NY GO	5.846%	6/1/40	1,000	1,032
New York City NY Muni. Water Finance Auth.	5.724%	6/15/42	550	571
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	1,150	1,243
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.750%	6/15/41	800	838
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.952%	6/15/42	800	858
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	775	805
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	1,575	1,948
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	575	611
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.500%	3/15/30	1,500	1,534
New York State Dormitory Auth. Rev. (Personal Income
Tax)	5.628%	3/15/39	2,000	2,061
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	1,350	1,387
North Texas Tollway Auth. Rev.	6.718%	1/1/49	2,500	2,815
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	659
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	2,063
Oregon GO	4.759%	6/30/28	1,850	1,835
Oregon GO	5.528%	6/30/28	1,500	1,634
Oregon State Dept. Transp. Highway Usertax Rev.	5.834%	11/15/34	1,250	1,376
Pennsylvania GO	4.650%	2/15/26	1,100	1,100
Pennsylvania GO	5.350%	5/1/30	1,000	998
Pennsylvania Turnpike Comm. Rev.	6.105%	12/1/39	600	656
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	1,125	1,240
President and Fellows of Harvard College	6.300%	10/1/37	1,000	1,109
Princeton University	5.700%	3/1/39	1,000	1,123
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	600	683
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	950	1,044
San Diego County CA Water Auth.	6.138%	5/1/49	1,200	1,334
Texas GO	5.517%	4/1/39	2,000	2,166
Tobacco Settlement West Virginia Finance Auth. Rev.	7.467%	6/1/47	3,695	2,703
Univ. of California Regents	6.583%	5/15/49	1,075	1,184
Univ. of California Rev.	5.770%	5/15/43	2,000	2,094
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	550	576
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	675	722
Univ. of Virginia VRDO	6.200%	9/1/39	1,000	1,188
Utah GO	4.554%	7/1/24	1,100	1,191
Utah Transit Auth. Sales Tax Rev.	5.937%	6/15/39	700	791
Washington GO	5.090%	8/1/33	900	912

Vanguard® Long-Term Bond Index Fund
Schedule of Investments
June 30, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington GO	5.481%	8/1/39	650	695
Washington GO	5.140%	8/1/40	975	989
Wisconsin GO	5.700%	5/1/26	900	961
Total Taxable Municipal Bonds (Cost $167,737)				172,734

			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
4 Vanguard Market Liquidity Fund (Cost $27,029)	0.286%		27,029,000	27,029
Total Investments (99.1%) (Cost $3,213,806)				3,461,004
Other Assets and Liabilities—Net (0.9%)				31,339
Net Assets (100%)				3,492,343

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $24,927,000, representing 0.7% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
USD—United School District.
VRDO—Variable Rate Demand Obligation.

© 2010 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 842_082010

Vanguard Inflation-Protected
Securities Fund Semiannual Report

June 30, 2010

> The various share classes of Vanguard Inflation-Protected Securities Fund returned a bit above 4% for the first half of 2010 as demand for U.S. Treasury securities pushed up their prices.

> Inflation expectations moderated, causing inflation-protected securities to underperform conventional Treasury bonds of similar maturities.

> Inflation remained tame, as growth in the Consumer Price Index slowed.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	7
Fund Profile.	10
Performance Summary.	11
Financial Statements.	12
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Inflation-Protected Securities Fund
Investor Shares	0.73%	1.56%	2.72%	4.28%
Admiral™ Shares	0.84	1.61	2.75	4.36
Institutional Shares	0.88	1.64	2.77	4.41
Barclays Capital U.S. Treasury Inflation
Protected Securities Index				4.41
Treasury Inflation-Protected Securities Funds
Average				3.71
Treasury Inflation-Protected Securities Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Inflation-Protected Securities Fund
Investor Shares	$12.55	$12.97	$0.114	$0.000
Admiral Shares	24.65	25.48	0.239	0.000
Institutional Shares	10.04	10.38	0.100	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Inflation-Protected Securities Fund returned more than 4% for the half-year ended June 30, 2010. During the period, the difference in yields between 10-year U.S. Treasury inflation-protected securities and conventional Treasuries narrowed, suggesting that investors were reducing their inflation expectations for the next decade.

Worries grew about European sovereign-debt troubles and the health of the global economic recovery, which led to a flight to quality. Consequently, U.S. Treasury securities advanced in price as their yields declined. Inflation-protected Treasuries benefited, although not as much as their conventional counterparts.

The Consumer Price Index (CPI) continued to behave quite tamely. As a result, the fund paid small income dividends in the first and second quarters.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. U.S. Treasury securities, always viewed as a safe haven, benefited from investors’ concern about Europe’s sovereign-debt problems—the possibility that Greece, and maybe other countries as well, would default on their governments’

2

bonds. Higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Sovereign-debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

Market Barometer
			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from stocks abroad, particularly in Europe, where the euro fell noticeably in value.

A risk-averse environment benefited Treasury securities
The sovereign-debt worries in Europe sparked a pullback in optimism as evidence accumulated that the global recovery could be slowing. Economic growth estimates were lowered, and the already gloomy U.S. housing market, one of the cornerstones of the economy, showed signs of losing even more steam after the expiration of temporary federal tax credits for homebuyers. Furthermore, inflation remained tame and even showed signs of slowing to a crawl. By the end of the period, the CPI’s monthly change was running at an annual rate below 1%.

Normally, a disinflationary environment would lessen demand for inflation-protected securities. But as the Greek fiscal emergency morphed into a Eurozone fiscal crisis, investors around the world retreated from stocks and shifted their money to safer securities, including U.S. Treasuries. Vanguard Inflation-Protected Securities Fund directly benefited, as its holdings rose more than 2.7% in value.

The fund’s yield ended the six months at 0.73% for Investor Shares, almost exactly where it started. For the period, the fund’s total return—its change in net asset value, adjusted for the reinvestment

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Average
Inflation-Protected Securities Fund	0.25%	0.12%	0.09%	0.84%

The fund expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the fund’s annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Treasury Inflation-Protected Securities Funds.

4

of its distributions—added up to 4.28% for Investor Shares, and a bit more for the lower-cost Admiral and Institutional Shares.

The returns of the Inflation-Protected Securities Fund outpaced the average return of peer-group funds (many of which include alternatives to inflation-indexed Treasuries, such as commodity-related securities). The fund nearly matched the performance of its benchmark index.

Conventional Treasuries did even better in the flight to quality
The heightened risk-aversion that helped your fund’s returns provided a bigger boost to conventional Treasuries. With inflation dormant and fear increasing that economic sluggishness will be stubborn, the Barclays U.S. Treasury Index returned 5.86% for the first half of the year.

The drop in inflation expectations was evident in the narrowing of the “break-even inflation rate,” a term for the difference in yields between conventional and inflation-protected Treasuries. At year-end 2009, the break-even rate for 10-year bonds reflected the market’s expectation that annual inflation would be 2.4% for the subsequent ten years. By midyear 2010, investors were pricing in an inflation estimate of 1.8% per year over the next decade.

Yields
		30-Day SEC
	Yields on June 30,
Inflation-Protected Securities Fund	2009	2010
Investor Shares	1.49%	0.73%
Admiral Shares	1.62	0.84
Institutional Shares	1.65	0.88

5

The fund offers useful protection along with diversification
In 2009, rising expectations of inflation boosted the returns of Vanguard Inflation-Protected Securities Fund. As those expectations dialed back in 2010, the fund’s holdings still rose in value as investors sought the safety of Treasury-backed bonds. Translated to the bottom line, the fund has gained ground during six consecutive quarters.

While the positive results are gratifying, it’s important to remember that any bond fund—even one that invests in Treasury-backed securities with built-in inflation safeguards—can suffer losses in principal. In fact, Vanguard Inflation-Protected Securities Fund’s share price retreated modestly in three of the four calendar years prior to 2009 (although its distributions largely compensated for the declines).

Although no one can predict when inflation might reemerge as a worry, earmarking a portion of your portfolio to fixed income securities that are shielded from inflation can be a sound way to structure a diversified investment plan. Besides their inflation protection, these securities often behave differently from conventional bonds, so they can serve as a way to further dampen the ups and downs of your portfolio. However, the normal inflation adjustments to the principal of its holdings make the income distributions from Vanguard Inflation-Protected Securities Fund more erratic than those from conventional government bond funds.

Whether inflation remains dormant or not, the Inflation-Protected Securities Fund can be a useful and low-cost component of a diversified portfolio, one that contains a broad mix of stock, bond, and cash investments.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 15, 2010

6

Advisor’s Report

For the six months ended June 30, 2010, the various share classes of Vanguard Inflation-Protected Securities Fund returned about 4%. These returns were close to that of the Barclays Capital U.S. Treasury Protected Securities Index and above the average return of the fund’s peer group.

The investment environment
As the economy began to recover last year from the severe recession, market expectations for future inflation rose noticeably. However, that sentiment reversed this year when fresh gusts of economic headwinds diminished inflation expectations.

Most prominently, the growing fiscal troubles in Greece prompted bond investors to question the creditworthiness of other European countries struggling with large deficits and weak growth prospects. Even though the Eurozone nations reached agreement on a fiscal rescue package that forestalled the threat of imminent default by Greece, the sovereign-debt crisis cast doubt on the continued recovery in Europe, dampened optimism about the global economy, and even had some experts questioning the future of the euro.

Yields of U.S. Treasury Bonds
	December 31,	June 30,
Maturity	2009	2010
2 years	1.14%	0.62%
3 years	1.67	0.99
5 years	2.68	1.80
10 years	3.84	2.95
30 years	4.63	3.91
Source: Vanguard.

7

In addition, the U.S. housing industry, a mainstay of the economy, appeared to slow down after a spurt of activity, as a popular tax credit for homebuyers expired.

In this kind of environment, investors tend to shun risk and shift their money to safer havens. And despite its own long-term fiscal challenges, the U.S. Treasury remains one of the world’s most desirable investment destinations during turbulent times. Consequently, securities backed by the Treasury rose in price during the half-year, and their yields fell.

Although inflation-indexed Treasuries benefited from the flight to quality, conventional Treasuries did even better as investors focused less on protecting principal from inflation and more on nominally higher yields. The fund’s benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities Index, returned 4.41% for the fiscal half-year while the nominal bond index, the Barclays U.S. Treasury Index, advanced 5.86%.

The Consumer Price Index’s monthly reading has trended downward this year, and the annualized core rate (excluding food and energy) is running slightly below 1%. Not surprisingly, the Federal Reserve recently reiterated its expectation that the federal funds rate target will remain near 0% for “an extended period.” Some economists have again started to voice concern about not just disinflation, but deflation.

In light of the more downbeat economic expectations, the yield of the 10-year inflation-indexed Treasury note declined from 1.40% at the start of the year to 1.15% as of June 30, compared with the yield of 2.95% from conventional 10-year Treasuries. The yield spread between the two types of Treasury bonds suggested that investors expected prices to rise at an average rate of 1.8% annually over the next decade. That was lower than the projected inflation rate of 2.4% pegged by the market at the end of 2009.

Management of the fund
The flight to quality, which boosted demand for Treasury Inflation-Protected Securities (TIPS), helped the fund’s share price rise about 2.7%. The fund’s yield ended the six-month period about where it began, at 0.73% for Investor Shares. The fund’s income return was 1.56% for Investor Shares and a bit higher for the other share classes.

Our management of the portfolio did not add value relative to our benchmark during the period. We did derive benefit from positioning the portfolio in a way that took advantage of new issuance of TIPS. However, that effort was offset by our decision to set the portfolio's average duration below that of the benchmark. This move, based on our expectation that interest rates would rise, proved to be incorrect.

8

Investment outlook
Looking ahead, we see several factors limiting the expected return of TIPS, both in absolute terms and relative to conventional Treasuries. First, we expect a sustained period of low economic growth and low inflation because of the ongoing reduction of debt by consumers, the need for fiscal restraint among state and local governments in the United States, and fiscal constraints in Europe. The real yield of TIPS is low at approximately 1%, and inflation in the near term is likely to remain below 2%. Combined, this would generate an expected total annual income of 3%. Finally, the Treasury has announced plans to significantly increase TIPS issuance, which would, all other factors being equal, cause TIPS to underperform conventional Treasury securities.

John W. Hollyer, CFA, Principal

Kenneth E. Volpert, CFA, Principal

Vanguard Fixed Income Group

July 16, 2010

9

Inflation-Protected Securities Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Admiral	Institutional
	Shares	Shares	Shares
Ticker Symbol	VIPSX	VAIPX	VIPIX
Expense Ratio[1]	0.25%	0.12%	0.09%
30-Day SEC Yield[2]	0.73%	0.84%	0.88%

Financial Attributes
		Barclays Barclays
		Inflation	U.S.
		Protected	Aggregate
		Securities	Bond
	Fund	Index	Index
Number of Bonds	28	29	8,211
Yield to Maturity
(before expenses)	2.7%	2.7%	2.8%
Average Coupon	2.1%	2.1%	4.5%
Average Duration	3.9 years	3.9 years	4.3 years
Average Effective
Maturity	9.1 years	9.2 years	6.5 years
Short-Term
Reserves	0.5%	—	—

Sector Diversification (% of portfolio)
Treasury/Agency			99.0%
Other			1.0
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Volatility Measures
	Barclays
	Inflation	Barclays
	Protected	U.S.
	Securities	Aggregate
	Index	Bond Index
R-Squared	0.99	0.53
Beta	1.00	1.58
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)
Under 1 Year	1.0%
1 - 3 Years	9.4
3 - 5 Years	24.6
5 - 10 Years	33.6
10 - 20 Years	29.5
20 - 30 Years	1.9

Distribution by Credit Quality (% of portfolio)
Aaa	100.0%
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the annualized expense ratios were 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares.

2 Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

10

Inflation-Protected Securities Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 29, 2000, Through June 30, 2010
				Barclays
				Inflation
				Protected
				Securities
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	2.73%	3.29%	6.02%	6.13%
2001	4.32	3.29	7.61	7.89
2002	4.55	12.06	16.61	16.57
2003	3.86	4.14	8.00	8.40
2004	4.79	3.48	8.27	8.46
2005	5.44	-2.85	2.59	2.84
2006	3.40	-2.97	0.43	0.41
2007	5.90	5.69	11.59	11.63
2008	4.62	-7.47	-2.85	-2.35
2009	1.76	9.04	10.80	11.41
2010	1.56	2.72	4.28	4.41
Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	6/29/2000	9.51%	4.71%	4.27%	2.94%	7.21%
Admiral Shares	6/10/2005	9.64	4.82	4.50[1]	0.43[1]	4.93[1]
Institutional Shares	12/12/2003	9.67	4.86	4.43[1]	0.89[1]	5.32[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

11

Inflation-Protected Securities Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.8%)
U.S. Government Securities (98.8%)
1	United States Treasury Inflation Indexed Bonds	3.375%	1/15/12	325,640	421,425
	United States Treasury Inflation Indexed Bonds	2.000%	4/15/12	317,000	352,809
	United States Treasury Inflation Indexed Bonds	3.000%	7/15/12	1,384,275	1,785,717
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/13	360,000	378,975
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/13	1,297,875	1,629,639
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/14	1,530,000	1,923,099
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/14	1,079,000	1,160,839
	United States Treasury Inflation Indexed Bonds	2.000%	7/15/14	1,015,845	1,260,628
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/15	1,322,515	1,594,194
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/15	1,289,725	1,549,211
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/16	938,050	1,111,989
	United States Treasury Inflation Indexed Bonds	2.500%	7/15/16	692,425	832,042
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	970,525	1,158,532
	United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	1,152,750	1,368,101
	United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	953,600	1,046,150
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	371,500	389,374
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	570,100	631,981
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	833,450	912,673
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	1,628,000	1,682,037
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,439,770	1,849,415
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,220,198	1,417,974
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,225,989	1,468,454
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	895,125	945,615
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	650,490	1,134,766
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	818,700	940,426
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	828,900	1,475,902
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	41,500	66,414
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	502,130	555,222
Total U.S. Government and Agency Obligations (Cost $29,164,032)					31,043,603

				Shares
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
2	Vanguard Market Liquidity Fund
	(Cost $147,402)	0.286%		147,402,363	147,402
Total Investments (99.3%) (Cost $29,311,434)					31,191,005

12

Inflation-Protected Securities Fund

Market
Value•
($000)
Other Assets and Liabilities (0.7%)
Other Assets	295,624
Liabilities	(74,011)
221,613
Net Assets (100%)	31,412,618

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	29,838,029
Undistributed Net Investment Income	158,718
Accumulated Net Realized Losses	(451,857)
Unrealized Appreciation (Depreciation)
Investment Securities	1,879,571
Futures Contracts	(11,843)
Net Assets	31,412,618

Investor Shares—Net Assets
Applicable to 1,106,961,509 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,361,309
Net Asset Value Per Share—Investor Shares	$12.97

Admiral Shares—Net Assets
Applicable to 388,549,277 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,900,222
Net Asset Value Per Share—Admiral Shares	$25.48

Institutional Shares—Net Assets
Applicable to 689,070,684 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,151,087
Net Asset Value Per Share—Institutional Shares	$10.38

• See Note A in Notes to Financial Statements.
1 Securities with a value of $18,973,000 have been segregated as initial margin for open futures contracts.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Inflation-Protected Securities Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest[1]	488,564
Total Income	488,564
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,903
Management and Administrative—Investor Shares	11,992
Management and Administrative—Admiral Shares	3,249
Management and Administrative—Institutional Shares	928
Marketing and Distribution—Investor Shares	1,881
Marketing and Distribution—Admiral Shares	1,222
Marketing and Distribution—Institutional Shares	908
Custodian Fees	50
Shareholders’ Reports—Investor Shares	237
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	14
Trustees’ Fees and Expenses	22
Total Expenses	22,426
Net Investment Income	466,138
Realized Net Gain (Loss)
Investment Securities Sold	20,891
Futures Contracts	(51,122)
Realized Net Gain (Loss)	(30,231)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	837,013
Futures Contracts	1,513
Change in Unrealized Appreciation (Depreciation)	838,526
Net Increase (Decrease) in Net Assets Resulting from Operations	1,274,433
1 Interest income from an affiliated company of the fund was $507,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Inflation-Protected Securities Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	466,138	458,575
Realized Net Gain (Loss)	(30,231)	(25,704)
Change in Unrealized Appreciation (Depreciation)	838,526	1,811,229
Net Increase (Decrease) in Net Assets Resulting from Operations	1,274,433	2,244,100
Distributions
Net Investment Income
Investor Shares	(125,133)	(215,661)
Admiral Shares	(91,235)	(154,428)
Institutional Shares	(66,205)	(105,449)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(282,573)	(475,538)
Capital Share Transactions
Investor Shares	956,875	3,475,278
Admiral Shares	866,058	3,466,647
Institutional Shares	998,452	2,320,303
Net Increase (Decrease) from Capital Share Transactions	2,821,385	9,262,228
Total Increase (Decrease)	3,813,245	11,030,790
Net Assets
Beginning of Period	27,599,373	16,568,583
End of Period[1]	31,412,618	27,599,373

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $158,718,000 and ($24,998,000).

See accompanying Notes, which are an integral part of the Financial Statements.

15

Inflation-Protected Securities Fund

Financial Highlights

Investor Shares

	Six Months			Feb. 1,
	Ended		Year Ended	2007 to
For a Share Outstanding	June 30,		Dec. 31,	Dec. 31,	Year Ended January 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006	2005
Net Asset Value,
Beginning of Period	$12.55	$11.52	$12.45	$11.80	$12.18	$12.57	$12.36
Investment Operations
Net Investment Income	.192	.210	.614	.651	.483	.573	.596
Net Realized and
Unrealized Gain (Loss)
on Investments	.342	1.034	(.930)	.646	(.437)	(.230)	.244
Total from
Investment Operations	.534	1.244	(.316)	1.297	.046	.343	.840
Distributions
Dividends from
Net Investment Income	(.114)	(.214)	(.614)	(.647)	(.407)	(.681)	(.565)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.052)	(.065)
Return of Capital	—	—	—	—	(.019)	—	—
Total Distributions	(.114)	(.214)	(.614)	(.647)	(.426)	(.733)	(.630)
Net Asset Value,
End of Period	$12.97	$12.55	$11.52	$12.45	$11.80	$12.18	$12.57

Total Return[2]	4.28%	10.80%	-2.85%	11.40%	0.43%	2.76%	6.96%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$14,361	$12,946	$8,593	$6,662	$5,361	$6,227	$7,530
Ratio of Total Expenses to
Average Net Assets	0.22%[3]	0.25%	0.20%	0.20%[3]	0.20%	0.20%	0.17%
Ratio of Net Investment
Income to Average
Net Assets	3.09%[3]	2.00%	5.02%	5.92%[3]	3.87%	4.83%	4.83%
Portfolio Turnover Rate	28%[3]	14%	28%	21%	53%	47%	73%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Inflation-Protected Securities Fund

Financial Highlights

Admiral Shares

	Six Months			Feb. 1,	Year	June 10,
	Ended		Year Ended	2007 to	Ended	2005[2] to
For a Share Outstanding	June 30,		Dec. 31,	Dec. 31,	Jan. 31,	Jan. 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006
Net Asset Value, Beginning of Period	$24.65	$22.62	$24.45	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	.390	.441	1.226	1.299	.971	.683
Net Realized and Unrealized Gain (Loss)
on Investments	.679	2.037	(1.829)	1.278	(.858)	(.432)
Total from Investment Operations	1.069	2.478	(.603)	2.577	.113	.251
Distributions
Dividends from Net Investment Income	(.239)	(.448)	(1.227)	(1.297)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	—	—	—	(.026)
Return of Capital	—	—	—	—	(.038)	—
Total Distributions	(.239)	(.448)	(1.227)	(1.297)	(.853)	(1.341)
Net Asset Value, End of Period	$25.48	$24.65	$22.62	$24.45	$23.17	$23.91

Total Return	4.36%	10.96%	-2.78%	11.54%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,900	$8,723	$4,726	$3,487	$2,523	$2,474
Ratio of Total Expenses to
Average Net Assets	0.11%[3]	0.12%	0.11%	0.11%[3]	0.11%	0.11%[3]
Ratio of Net Investment Income to
Average Net Assets	3.20%[3]	2.13%	5.11%	6.01%[3]	3.96%	4.92%[3]
Portfolio Turnover Rate	28%[3]	14%	28%	21%	53%	47%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Inception.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Inflation-Protected Securities Fund

Financial Highlights

Institutional Shares

	SixMonths			Feb. 1,
	Ended		Year Ended	2007 to
For a Share Outstanding	June 30,		Dec. 31,	Dec. 31,	Year Ended January 31,
Throughout Each Period	2010	2009	2008	2007[1]	2007	2006	2005
Net Asset Value,
Beginning of Period	$10.04	$9.21	$9.96	$9.44	$9.74	$10.06	$9.88
Investment Operations
Net Investment Income	.162	.181	.502	.532	.398	.471	.483
Net Realized and
Unrealized Gain (Loss)
on Investments	.278	.834	(.751)	.521	(.348)	(.194)	.207
Total from
Investment Operations	.440	1.015	(.249)	1.053	.050	.277	.690
Distributions
Dividends from
Net Investment Income	(.100)	(.185)	(.501)	(.533)	(.335)	(.556)	(.458)
Distributions from
Realized Capital Gains	—	—	—	—	—	(.041)	(.052)
Return of Capital	—	—	—	—	(.015)	—	—
Total Distributions	(.100)	(.185)	(.501)	(.533)	(.350)	(.597)	(.510)
Net Asset Value,
End of Period	$10.38	$10.04	$9.21	$9.96	$9.44	$9.74	$10.06

Total Return	4.41%	11.03%	-2.81%	11.58%	0.57%	2.79%	7.15%

Ratios/Supplemental Data
Net Assets,
End of Period (Millions)	$7,151	$5,931	$3,250	$2,248	$1,673	$1,238	$601
Ratio of Total Expenses to
Average Net Assets	0.07%[2]	0.09%	0.08%	0.08%[2]	0.08%	0.08%	0.11%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	3.24%[2]	2.16%	5.14%	6.04%[2]	3.99%	4.95%	4.93%
Portfolio Turnover Rate	28%[2]	14%	28%	21%	53%	47%	73%

1 The fund’s fiscal year-end changed from January 31 to December 31, effective December 31, 2007.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Inflation-Protected Securities Fund

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity

Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation (deflation) adjustments to the face amount of inflation-indexed securities are recorded as increases (decreases) to interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

19

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $5,914,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.37% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	31,043,603	—
Temporary Cash Investments	147,402	—	—
Futures Contracts—Assets[1]	356	—	—
Futures Contracts—Liabilities[1]	(34)	—	—
Total	147,724	31,043,603	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2–Year U.S. Treasury Note	September 2010	(6,258)	(1,369,426)	(5,594)
10–Year U.S. Treasury Note	September 2010	(2,152)	(263,721)	(4,962)
5–Year U.S. Treasury Note	September 2010	(808)	(95,628)	(1,287)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

20

Inflation-Protected Securities Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction is deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference became permanent when the securities were sold. During the period ended June 30, 2010, the fund realized gains of $151,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund had realized losses totaling $44,252,000 through December 31, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2009, the fund had available capital loss carryforwards totaling $353,240,000 to offset future net capital gains of $152,319,000 through December 31, 2014, $32,494,000 through December 31, 2015, $13,094,000 through December 31, 2016, and $155,333,000 through December 31, 2017. In addition, the fund realized losses of $37,339,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2010, the cost of investment securities for tax purposes was $29,355,686,000. Net unrealized appreciation of investment securities for tax purposes was $1,835,319,000, consisting of unrealized gains of $1,837,422,000 on securities that had risen in value since their purchase and $2,103,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2010, the fund purchased $6,929,720,000 of investment securities and sold $4,065,253,000 of investment securities, other than temporary cash investments.

21

Inflation-Protected Securities Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,840,003	223,777	6,327,634	520,171
Issued in Lieu of Cash Distributions	113,919	8,990	194,362	15,508
Redeemed	(1,997,047)	(157,267)	(3,046,718)	(250,224)
Net Increase (Decrease)—Investor Shares	956,875	75,500	3,475,278	285,455
Admiral Shares
Issued	1,984,459	79,523	4,974,531	207,932
Issued in Lieu of Cash Distributions	81,945	3,292	138,172	5,613
Redeemed	(1,200,346)	(48,138)	(1,646,056)	(68,620)
Net Increase (Decrease)—Admiral Shares	866,058	34,677	3,466,647	144,925
Institutional Shares
Issued	1,346,690	132,600	3,246,284	332,331
Issued in Lieu of Cash Distributions	61,855	6,101	98,456	9,822
Redeemed	(410,093)	(40,275)	(1,024,437)	(104,255)
Net Increase (Decrease)—Institutional Shares	998,452	98,426	2,320,303	237,898

H. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Inflation-Protected Securities Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,042.79	$1.11
Admiral Shares	1,000.00	1,043.62	0.56
Institutional Shares	1,000.00	1,044.09	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.70	$1.10
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.22% for Investor Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Inflation-Protected Securities Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

 The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Moody’s Investors Service and Standard & Poor’s, and the higher rating for each issue is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

26

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > Vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1192 082010

Vanguard Total Bond Market II Index
Fund Semiannual Report

June 30, 2010

> For the six months ended June 30, 2010, Vanguard Total Bond Market II Index Fund returned 5.30% for Investor Shares. The Institutional Shares returned 5.33% for the half-year.

> The fund’s return was in line with that of its target benchmark, the Spliced Barclays Capital U.S. Aggregate Float Adjusted Index.

> Market sentiment changed dramatically in the six-month period as bond investors began favoring Treasuries over riskier investments.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	7
Financial Statements.	8
About Your Fund’s Expenses.	83
Trustees Approve Advisory Arrangement.	85
Glossary.	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended June 30, 2010
	30-Day SEC	Income	Capital	Total
	Yields	Returns	Returns	Returns
Vanguard Total Bond Market II Index Fund
Investor Shares	2.91%	1.79%	3.51%	5.30%
Institutional Shares	2.96	1.82	3.51	5.33
Spliced Barclays Capital U.S. Aggregate Float
Adjusted Index				5.32
Intermediate Investment-Grade Debt Funds
Average				5.34

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Intermediate Investment-Grade Debt Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are designed for eligible institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2009 , Through June 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total Bond Market II Index Fund
Investor Shares	$10.26	$10.62	$0.180	$0.000
Institutional Shares	10.26	10.62	0.182	0.000

1

Chairman’s Letter

Dear Shareholder,

While 2009 was marked by investors pouring money into riskier, higher-yielding securities, the first six months of 2010 saw a reversal of that trend. The big shift occurred in May as European sovereign debt worries mounted. Concerns about Greece’s precarious financial situation intensified, with investors growing anxious that other nations, such as Portugal and Spain, could falter as well. With the stability of the Eurozone itself being called into question, investors flocked to high-quality investments, in particular U.S. Treasury bonds.

Vanguard Total Bond Market II Index Fund performed in line with its benchmark index, returning 5.30% for Investor Shares. At the end of the period, the fund’s 30-day SEC yield stood at 2.91% for Investor Shares, down from the start of the year.

Bonds continued to show strength as investors looked for safer assets
With the economic recovery appearing to decelerate and inflation remaining dormant, bonds stayed in favor throughout the period. In addition to U.S. Treasuries, higher-quality corporate bonds also performed well as earnings reports indicated that company balance sheets remained in good shape.

Municipal bonds, with their history of low default rates, also held their ground despite ongoing concerns about deficits confronting many state and local

2

governments. In this risk-averse environment, lower-rated, higher-risk corporate bonds lagged a bit. For the full six months, the broad taxable market returned more than 5%; municipal securities returned more than 3%.

Sovereign debt worries pulled down stock returns
After pulling back a bit in January from 2009’s strong gains, stocks rose steadily as winter turned to spring. Rapid growth in corporate earnings and optimism about the strength of the economic recovery were dominant themes. But in May, the scope of Europe’s fiscal challenges became clearer, and stock prices retreated sharply. For the full six months, U.S. stocks returned about –6%. Small-capitalization stocks, representing companies less exposed to global turmoil than large-cap multinationals, lost less ground than larger stocks.

International stocks also posted negative six-month returns. For U.S.-based investors, a strengthening U.S. dollar further reduced the returns from non-U.S. stocks, particularly in Europe, where the euro fell noticeably in value.

High-quality holdings found favor amid volatile conditions
Vanguard Total Bond Market II Index Fund is designed to deliver the return of the broad investment-grade fixed income market, which performed solidly as stocks teetered during the first six months of 2010. Like its target index, the fund is made up largely of U.S. government-

Market Barometer
			Total Returns
		Periods Ended June 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.33%	9.50%	5.54%
Barclays Capital Municipal Bond Index	3.31	9.61	4.40
Citigroup Three-Month U.S. Treasury Bill Index	0.06	0.12	2.63

Stocks
Russell 1000 Index (Large-caps)	-6.40%	15.24%	-0.56%
Russell 2000 Index (Small-caps)	-1.95	21.48	0.37
Dow Jones U.S. Total Stock Market Index	-5.67	16.20	-0.08
MSCI All Country World Index ex USA (International)	-10.80	10.87	3.84

CPI
Consumer Price Index	0.93%	1.05%	2.30%

3

related securities, including a big stake in Treasuries, and investment-grade corporate bonds.

Corporate securities rallied and U.S. Treasuries struggled in early 2010, but that pattern then reversed. With investors fretting about uncertainty in Europe and the direction of a U.S. economy still plagued by stubbornly high unemployment, corporate bond performance trailed that of U.S. Treasuries. This flight to quality contributed notably to performance, as Treasury, government agency, and government mortgage-backed holdings accounted for about 70% of fund assets.

As investors sought securities less vulnerable to the global uncertainty and economic cycle, the prices of high-quality bonds rose and their yields dipped, making capital gains rather than investment income the most significant component of the fund’s six-month return. Of the Total Bond Market II Index Fund’s 5.30% return for Investor Shares, 3.5 percentage points reflected capital appreciation.

Cycles large and small argue for diversification
An analysis of Vanguard Total Bond Market II Index Fund’s returns, like those of the overall bond market, often centers on the relative performance of corporate and government bonds. These analyses are also an illustration. Markets move in cycles. Asset classes and their discrete segments move in and out of favor. An effective response to these tos-and-fros is not to try to anticipate and time them,

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Institutional	Peer Group
	Shares	Shares	Average
Total Bond Market II Index Fund	0.11%	0.07%	0.91%

The fund expense ratios shown are from the prospectuses dated April 27, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended June 30, 2010, the fund’s annualized expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Intermediate Investment-Grade Debt Funds.

4

which is a formula for disappointment, but to diversify a portfolio both within and among the major asset classes.

Even as markets gyrate and pundits declaim, the most productive investment decision you can make is to simply build a low-cost diversified portfolio that reflects your investment goals, risk tolerance, and time horizon and then tune out the noise. Vanguard Total Bond Market II Index Fund can be a crucial component of that strategy.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 14, 2010

5

Total Bond Market II Index Fund

Fund Profile
As of June 30, 2010

Share-Class Characteristics
	Investor	Institutional
	Shares	Shares
Ticker Symbol	VTBIX	VTBNX
Expense Ratio[1]	0.11%	0.07%
30-Day SEC Yield	2.91%	2.96%

Financial Attributes
		Barclays
		Aggregate
		Float Adj
	Fund	Index
Number of Bonds	4,001	8,211
Yield to Maturity
(before expenses)	2.7%	2.8%
Average Coupon	4.5%	4.4%
Average Duration	4.4 years	4.4 years
Average Effective
Maturity	6.4 years	6.5 years
Short-Term
Reserves	1.7%	—

Sector Diversification (% of portfolio)
Asset-Backed		0.4%
Commercial Mortgage-Backed		3.4
Finance		6.9
Foreign		4.7
Government Mortgage-Backed		28.4
Industrial		10.6
Treasury/Agency		41.6
Utilities		2.3
Other		1.7

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Maturity (% of portfolio)
Under 1 Year	2.2%
1 - 3 Years	29.0
3 - 5 Years	30.1
5 - 10 Years	26.9
10 - 20 Years	4.1
20 - 30 Years	7.6
Over 30 Years	0.1

Distribution by Credit Quality (% of portfolio)
Aaa	76.5%
Aa	4.4
A	10.0
Baa	9.1
For information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2010. For the six months ended June 30, 2010, the annualized expense ratios were 0.12% for Investor Shares and 0.07% for Institutional Shares.

6

Total Bond Market II Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2009, Through June 30, 2010
				Spliced
				Barclays
				Aggregate
				Float Adj
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2009	3.68%	2.60%	6.28%	6.39%
2010	1.79	3.51	5.30	5.32

Spliced Barclays Capital U.S. Aggregate Float Adjusted Index: Barclays Capital U.S. Aggregate Bond Index through December 31, 2009; Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Note: For 2010, performance data reflect the six months ended June 30, 2010.

Average Annual Total Returns: Periods Ended June 30, 2010

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	1/26/2009	9.40%	3.91%	4.31%	8.22%
Institutional Shares	2/17/2009	9.42	3.98	4.28	8.26

See Financial Highlights for dividend and capital gains information.

7

Total Bond Market II Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms

N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (70.6%)
U.S. Government Securities (33.7%)
United States Treasury Note/Bond	1.000%	7/31/11	6,775	6,817
United States Treasury Note/Bond	1.000%	8/31/11	135,805	136,675
United States Treasury Note/Bond	1.000%	9/30/11	119,175	119,976
United States Treasury Note/Bond	4.500%	9/30/11	4,333	4,553
United States Treasury Note/Bond	1.750%	11/15/11	50,750	51,646
United States Treasury Note/Bond	0.750%	11/30/11	301,898	303,030
United States Treasury Note/Bond	4.500%	11/30/11	4,525	4,784
United States Treasury Note/Bond	1.125%	12/15/11	92,000	92,877
United States Treasury Note/Bond	1.000%	12/31/11	180,850	182,177
United States Treasury Note/Bond	4.625%	12/31/11	2,300	2,443
United States Treasury Note/Bond	1.125%	1/15/12	97,300	98,213
United States Treasury Note/Bond	0.875%	1/31/12	150,200	150,998
United States Treasury Note/Bond	4.750%	1/31/12	5,825	6,217
United States Treasury Note/Bond	1.375%	2/15/12	50,650	51,346
United States Treasury Note/Bond	4.875%	2/15/12	80,000	85,713
United States Treasury Note/Bond	0.875%	2/29/12	12,050	12,116
United States Treasury Note/Bond	4.625%	2/29/12	4,375	4,673
United States Treasury Note/Bond	1.375%	3/15/12	375	380
United States Treasury Note/Bond	1.000%	3/31/12	8,400	8,463
United States Treasury Note/Bond	4.500%	3/31/12	148,625	158,983
United States Treasury Note/Bond	1.375%	4/15/12	48,475	49,202
United States Treasury Note/Bond	1.000%	4/30/12	149,780	150,927
United States Treasury Note/Bond	4.500%	4/30/12	61,725	66,200
United States Treasury Note/Bond	1.375%	5/15/12	202,925	205,906
United States Treasury Note/Bond	0.750%	5/31/12	183,075	183,589
United States Treasury Note/Bond	4.750%	5/31/12	31,325	33,812
United States Treasury Note/Bond	1.875%	6/15/12	117,575	120,496
United States Treasury Note/Bond	0.625%	6/30/12	8,050	8,051
United States Treasury Note/Bond	4.875%	6/30/12	43,675	47,428
United States Treasury Note/Bond	4.625%	7/31/12	9,900	10,726
United States Treasury Note/Bond	1.750%	8/15/12	118,050	120,817
United States Treasury Note/Bond	4.125%	8/31/12	500	538
United States Treasury Note/Bond	1.375%	9/15/12	37,250	37,820
United States Treasury Note/Bond	4.250%	9/30/12	1,400	1,514
United States Treasury Note/Bond	1.375%	10/15/12	8,540	8,668
United States Treasury Note/Bond	3.875%	10/31/12	31,419	33,756
United States Treasury Note/Bond	1.375%	11/15/12	121,535	123,283
United States Treasury Note/Bond	4.000%	11/15/12	4,025	4,336
United States Treasury Note/Bond	3.375%	11/30/12	9,020	9,595

8

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	1.125%	12/15/12	36,475	36,777
United States Treasury Note/Bond	1.375%	1/15/13	60,550	61,364
United States Treasury Note/Bond	1.375%	2/15/13	107,375	108,801
United States Treasury Note/Bond	3.875%	2/15/13	100	108
United States Treasury Note/Bond	2.750%	2/28/13	1,900	1,996
United States Treasury Note/Bond	1.375%	3/15/13	70,520	71,446
United States Treasury Note/Bond	1.750%	4/15/13	145,450	148,768
United States Treasury Note/Bond	1.375%	5/15/13	195,100	197,478
United States Treasury Note/Bond	3.625%	5/15/13	21,175	22,809
United States Treasury Note/Bond	3.500%	5/31/13	70,250	75,453
United States Treasury Note/Bond	1.125%	6/15/13	4,800	4,820
United States Treasury Note/Bond	3.375%	6/30/13	3,200	3,429
United States Treasury Note/Bond	3.375%	7/31/13	4,225	4,530
United States Treasury Note/Bond	4.250%	8/15/13	70,550	77,528
United States Treasury Note/Bond	3.125%	8/31/13	21,350	22,724
United States Treasury Note/Bond	3.125%	9/30/13	85,300	90,818
United States Treasury Note/Bond	2.750%	10/31/13	44,550	46,875
United States Treasury Note/Bond	4.250%	11/15/13	40,800	44,995
United States Treasury Note/Bond	2.000%	11/30/13	41,950	43,064
United States Treasury Note/Bond	1.500%	12/31/13	14,525	14,648
United States Treasury Note/Bond	1.750%	1/31/14	325	330
United States Treasury Note/Bond	1.875%	2/28/14	451,175	459,919
United States Treasury Note/Bond	1.750%	3/31/14	128,300	130,104
United States Treasury Note/Bond	1.875%	4/30/14	113,600	115,677
United States Treasury Note/Bond	4.750%	5/15/14	61,500	69,408
United States Treasury Note/Bond	2.250%	5/31/14	104,650	108,019
United States Treasury Note/Bond	2.625%	6/30/14	183,400	191,769
United States Treasury Note/Bond	2.625%	7/31/14	72,250	75,535
United States Treasury Note/Bond	2.375%	9/30/14	85,300	88,126
United States Treasury Note/Bond	2.375%	10/31/14	128,240	132,387
United States Treasury Note/Bond	2.125%	11/30/14	52,643	53,786
United States Treasury Note/Bond	2.625%	12/31/14	4,900	5,106
United States Treasury Note/Bond	2.250%	1/31/15	51,875	53,188
United States Treasury Note/Bond	4.000%	2/15/15	67,595	74,640
United States Treasury Note/Bond	11.250%	2/15/15	15,075	21,527
United States Treasury Note/Bond	2.375%	2/28/15	1,275	1,314
United States Treasury Note/Bond	2.500%	3/31/15	5,000	5,183
United States Treasury Note/Bond	4.125%	5/15/15	24,125	26,816
United States Treasury Note/Bond	2.125%	5/31/15	875	891
United States Treasury Note/Bond	1.875%	6/30/15	161,325	162,006
United States Treasury Note/Bond	4.250%	8/15/15	4,900	5,481
United States Treasury Note/Bond	10.625%	8/15/15	1,775	2,540
United States Treasury Note/Bond	4.500%	11/15/15	175	199
United States Treasury Note/Bond	9.875%	11/15/15	79,875	112,337
United States Treasury Note/Bond	4.500%	2/15/16	137,500	155,697
United States Treasury Note/Bond	9.250%	2/15/16	2,000	2,773
United States Treasury Note/Bond	2.625%	2/29/16	217,600	224,026
United States Treasury Note/Bond	2.375%	3/31/16	183,625	186,466
United States Treasury Note/Bond	2.625%	4/30/16	149,000	153,191
United States Treasury Note/Bond	5.125%	5/15/16	67,375	78,650
United States Treasury Note/Bond	7.250%	5/15/16	3,075	3,952
United States Treasury Note/Bond	3.250%	5/31/16	78,175	83,098
United States Treasury Note/Bond	3.250%	6/30/16	57,575	61,101
United States Treasury Note/Bond	4.875%	8/15/16	18,625	21,573
United States Treasury Note/Bond	3.000%	8/31/16	90,450	94,450
United States Treasury Note/Bond	3.000%	9/30/16	284,950	297,283

9

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	3.125%	10/31/16	20,000	20,994
United States Treasury Note/Bond	4.625%	11/15/16	850	971
United States Treasury Note/Bond	7.500%	11/15/16	17,950	23,534
United States Treasury Note/Bond	2.750%	11/30/16	1,125	1,154
United States Treasury Note/Bond	3.250%	12/31/16	275	290
United States Treasury Note/Bond	4.625%	2/15/17	125	143
United States Treasury Note/Bond	3.250%	3/31/17	475	501
United States Treasury Note/Bond	4.500%	5/15/17	1,000	1,139
United States Treasury Note/Bond	8.750%	5/15/17	35,864	50,501
United States Treasury Note/Bond	2.750%	5/31/17	177,000	180,844
United States Treasury Note/Bond	4.750%	8/15/17	7,375	8,533
United States Treasury Note/Bond	8.875%	8/15/17	41,325	58,895
United States Treasury Note/Bond	3.875%	5/15/18	41,725	45,630
United States Treasury Note/Bond	9.125%	5/15/18	1,625	2,399
United States Treasury Note/Bond	4.000%	8/15/18	170,500	187,736
United States Treasury Note/Bond	3.750%	11/15/18	324,750	350,223
United States Treasury Note/Bond	2.750%	2/15/19	13,500	13,462
United States Treasury Note/Bond	8.875%	2/15/19	53,775	79,309
United States Treasury Note/Bond	3.125%	5/15/19	58,675	59,949
United States Treasury Note/Bond	3.625%	8/15/19	118,250	125,142
United States Treasury Note/Bond	8.125%	8/15/19	17,450	24,880
United States Treasury Note/Bond	3.375%	11/15/19	93,438	96,884
United States Treasury Note/Bond	3.625%	2/15/20	10,365	10,963
United States Treasury Note/Bond	3.500%	5/15/20	278,845	292,135
United States Treasury Note/Bond	8.750%	8/15/20	81,655	122,534
United States Treasury Note/Bond	7.875%	2/15/21	70,550	101,074
United States Treasury Note/Bond	8.125%	5/15/21	3,350	4,889
United States Treasury Note/Bond	8.125%	8/15/21	42,550	62,296
United States Treasury Note/Bond	8.000%	11/15/21	3,700	5,386
United States Treasury Note/Bond	7.250%	8/15/22	75	105
United States Treasury Note/Bond	7.625%	11/15/22	150	216
United States Treasury Note/Bond	7.125%	2/15/23	25,675	35,576
United States Treasury Note/Bond	6.250%	8/15/23	112,900	146,470
United States Treasury Note/Bond	6.875%	8/15/25	157,625	218,876
United States Treasury Note/Bond	6.000%	2/15/26	1,175	1,515
United States Treasury Note/Bond	6.750%	8/15/26	375	521
United States Treasury Note/Bond	6.500%	11/15/26	525	714
United States Treasury Note/Bond	6.625%	2/15/27	4,150	5,717
United States Treasury Note/Bond	6.375%	8/15/27	18,600	25,078
United States Treasury Note/Bond	6.125%	11/15/27	6,050	7,971
United States Treasury Note/Bond	5.500%	8/15/28	4,775	5,910
United States Treasury Note/Bond	5.250%	11/15/28	650	783
United States Treasury Note/Bond	5.250%	2/15/29	25,175	30,336
United States Treasury Note/Bond	6.125%	8/15/29	37,250	49,542
United States Treasury Note/Bond	6.250%	5/15/30	6,925	9,380
United States Treasury Note/Bond	5.375%	2/15/31	23,975	29,542
United States Treasury Note/Bond	4.500%	2/15/36	1,250	1,384
United States Treasury Note/Bond	4.750%	2/15/37	210,200	241,829
United States Treasury Note/Bond	5.000%	5/15/37	26,600	31,770
United States Treasury Note/Bond	4.375%	2/15/38	82,475	89,369
United States Treasury Note/Bond	4.250%	5/15/39	66,450	70,426
United States Treasury Note/Bond	4.500%	8/15/39	139,666	154,200
United States Treasury Note/Bond	4.375%	11/15/39	31,405	33,981
United States Treasury Note/Bond	4.625%	2/15/40	71,740	80,842
United States Treasury Note/Bond	4.375%	5/15/40	3,825	4,146
				10,244,312

10

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Agency Bonds and Notes (6.9%)
1	Ally Financial Inc.	1.750%	10/30/12	10,000	10,175
1	Ally Financial Inc.	2.200%	12/19/12	5,725	5,887
1	American Express Bank FSB	3.150%	12/9/11	5,625	5,831
1	Bank of America Corp.	2.100%	4/30/12	17,050	17,458
1	Bank of America Corp.	3.125%	6/15/12	8,950	9,353
1	Bank of America Corp.	2.375%	6/22/12	1,725	1,778
1	Bank of America NA	1.700%	12/23/10	4,225	4,252
1	Bank of the West	2.150%	3/27/12	3,500	3,587
1	Citibank NA	1.625%	3/30/11	2,125	2,143
1	Citibank NA	1.500%	7/12/11	2,500	2,526
1	Citibank NA	1.375%	8/10/11	3,500	3,534
1	Citibank NA	1.250%	9/22/11	12,025	12,124
1	Citibank NA	1.875%	5/7/12	6,375	6,502
1	Citibank NA	1.750%	12/28/12	15,950	16,233
1	Citigroup Funding Inc.	2.000%	3/30/12	2,125	2,169
1	Citigroup Funding Inc.	2.125%	7/12/12	3,800	3,898
1	Citigroup Funding Inc.	1.875%	10/22/12	6,563	6,700
1	Citigroup Funding Inc.	2.250%	12/10/12	1,750	1,802
1	Citigroup Inc.	2.875%	12/9/11	6,300	6,501
1	Citigroup Inc.	2.125%	4/30/12	14,975	15,351
	Egypt Government AID Bonds	4.450%	9/15/15	3,725	4,116
2	Federal Farm Credit Bank	5.375%	7/18/11	7,650	8,048
2	Federal Farm Credit Bank	3.875%	8/25/11	4,300	4,472
2	Federal Farm Credit Bank	2.000%	1/17/12	6,000	6,131
2	Federal Farm Credit Bank	2.250%	4/24/12	2,075	2,135
2	Federal Farm Credit Bank	2.125%	6/18/12	15,225	15,633
2	Federal Farm Credit Bank	4.500%	10/17/12	4,725	5,112
2	Federal Farm Credit Bank	1.875%	12/7/12	3,525	3,598
2	Federal Farm Credit Bank	1.750%	2/21/13	3,500	3,566
2	Federal Farm Credit Bank	1.375%	6/25/13	2,500	2,514
2	Federal Farm Credit Bank	3.875%	10/7/13	3,250	3,514
2	Federal Farm Credit Bank	2.625%	4/17/14	3,675	3,816
2	Federal Farm Credit Bank	3.000%	9/22/14	4,150	4,357
2	Federal Farm Credit Bank	4.875%	12/16/15	425	481
2	Federal Farm Credit Bank	5.125%	8/25/16	3,475	3,983
2	Federal Farm Credit Bank	4.875%	1/17/17	2,750	3,105
2	Federal Farm Credit Bank	5.150%	11/15/19	5,325	6,058
2	Federal Home Loan Bank of Chicago	5.625%	6/13/16	825	889
2	Federal Home Loan Banks	3.625%	7/1/11	5,050	5,209
2	Federal Home Loan Banks	1.625%	7/27/11	17,025	17,247
2	Federal Home Loan Banks	5.375%	8/19/11	30,500	32,211
2	Federal Home Loan Banks	3.750%	9/9/11	1,675	1,740
2	Federal Home Loan Banks	3.625%	9/16/11	46,725	48,483
2	Federal Home Loan Banks	4.875%	11/18/11	5,600	5,934
2	Federal Home Loan Banks	1.000%	12/28/11	6,350	6,392
2	Federal Home Loan Banks	1.125%	5/18/12	4,250	4,283
2	Federal Home Loan Banks	1.375%	6/8/12	2,850	2,882
2	Federal Home Loan Banks	1.875%	6/20/12	5,425	5,547
2	Federal Home Loan Banks	1.750%	8/22/12	22,825	23,291
2	Federal Home Loan Banks	1.625%	9/26/12	5,300	5,391
2,3	Federal Home Loan Banks	2.000%	10/5/12	11,430	11,477
2	Federal Home Loan Banks	1.750%	12/14/12	6,200	6,296
2	Federal Home Loan Banks	1.500%	1/16/13	15,825	16,043
2	Federal Home Loan Banks	3.375%	2/27/13	3,175	3,373
2	Federal Home Loan Banks	1.625%	3/20/13	50,550	51,368

11

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Federal Home Loan Banks	3.875%	6/14/13	6,650	7,191
2 Federal Home Loan Banks	5.375%	6/14/13	3,850	4,314
2 Federal Home Loan Banks	1.875%	6/21/13	20,000	20,434
2 Federal Home Loan Banks	5.125%	8/14/13	3,400	3,806
2 Federal Home Loan Banks	4.000%	9/6/13	5,075	5,509
2 Federal Home Loan Banks	5.250%	9/13/13	4,450	4,993
2 Federal Home Loan Banks	4.500%	9/16/13	10,675	11,763
2 Federal Home Loan Banks	3.625%	10/18/13	5,000	5,371
2 Federal Home Loan Banks	4.875%	11/27/13	6,475	7,214
2 Federal Home Loan Banks	3.125%	12/13/13	2,675	2,824
2 Federal Home Loan Banks	5.500%	8/13/14	19,150	22,075
2 Federal Home Loan Banks	2.750%	12/12/14	2,925	3,025
2 Federal Home Loan Banks	5.375%	5/18/16	17,850	20,760
2 Federal Home Loan Banks	5.125%	10/19/16	9,725	11,162
2 Federal Home Loan Banks	4.750%	12/16/16	10,800	12,173
2 Federal Home Loan Banks	4.875%	5/17/17	10,500	11,918
2 Federal Home Loan Banks	5.000%	11/17/17	20,675	23,658
2 Federal Home Loan Banks	5.375%	5/15/19	3,855	4,463
2 Federal Home Loan Banks	4.125%	3/13/20	1,750	1,854
2 Federal Home Loan Banks	5.250%	12/11/20	5,000	5,689
2 Federal Home Loan Banks	5.625%	6/11/21	425	500
2 Federal Home Loan Banks	5.375%	8/15/24	400	466
2 Federal Home Loan Banks	5.500%	7/15/36	4,100	4,680
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/11	32,400	34,038
2 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	25,225	27,229
2 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	9,775	10,019
2 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	65,775	67,092
2 Federal Home Loan Mortgage Corp.	1.125%	7/27/12	6,000	6,046
2 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	35,675	39,229
2 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	8,500	8,739
2 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	10,400	11,289
2 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	5,275	5,681
2 Federal Home Loan Mortgage Corp.	1.375%	1/9/13	9,200	9,302
2 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	13,325	14,349
2 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	5,475	6,023
2 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	6,300	6,865
2 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	21,125	23,564
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	19,275	21,289
2 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	25,650	26,529
2 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	16,275	18,386
2 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	23,075	24,273
2 Federal Home Loan Mortgage Corp.	0.000%	11/24/14	2,100	1,892
2 Federal Home Loan Mortgage Corp.	5.050%	1/26/15	5,400	6,117
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	8,600	8,962
2 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	6,575	7,407
2 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	1,400	1,614
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	775	906
2 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	20,700	23,770
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	12,175	13,887
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	5,000	5,706
2 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	11,550	13,565
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	7,025	7,956
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	12,850	13,435
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	3,625	4,724
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	13,000	17,216
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	6,700	8,486

12

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	Federal National Mortgage Assn.	5.000%	10/15/11	20,000	21,147
2	Federal National Mortgage Assn.	1.000%	11/23/11	595	599
2	Federal National Mortgage Assn.	2.000%	1/9/12	11,400	11,647
2	Federal National Mortgage Assn.	0.875%	1/12/12	38,900	39,088
2	Federal National Mortgage Assn.	5.000%	2/16/12	5,550	5,944
2	Federal National Mortgage Assn.	6.125%	3/15/12	19,075	20,855
2	Federal National Mortgage Assn.	1.000%	4/4/12	37,125	37,341
2	Federal National Mortgage Assn.	1.875%	4/20/12	32,275	32,984
2	Federal National Mortgage Assn.	4.875%	5/18/12	10,225	11,024
2	Federal National Mortgage Assn.	1.250%	6/22/12	870	879
2	Federal National Mortgage Assn.	1.125%	7/30/12	7,800	7,859
2	Federal National Mortgage Assn.	5.250%	8/1/12	2,425	2,621
2	Federal National Mortgage Assn.	1.750%	8/10/12	39,075	39,876
2	Federal National Mortgage Assn.	4.375%	9/15/12	11,975	12,896
2,3	Federal National Mortgage Assn.	2.000%	9/28/12	5,000	5,019
2,3	Federal National Mortgage Assn.	1.600%	10/1/12	10,000	10,031
2	Federal National Mortgage Assn.	3.625%	2/12/13	9,750	10,414
2	Federal National Mortgage Assn.	4.750%	2/21/13	2,525	2,765
2	Federal National Mortgage Assn.	1.750%	2/22/13	15,000	15,300
2	Federal National Mortgage Assn.	0.850%	4/8/13	14,000	14,018
2	Federal National Mortgage Assn.	4.625%	5/1/13	8,650	9,357
2	Federal National Mortgage Assn.	1.750%	5/7/13	46,000	46,862
2,3	Federal National Mortgage Assn.	2.000%	5/24/13	5,715	5,767
2	Federal National Mortgage Assn.	3.875%	7/12/13	6,050	6,540
2	Federal National Mortgage Assn.	4.625%	10/15/13	12,625	13,968
2	Federal National Mortgage Assn.	2.875%	12/11/13	28,075	29,473
2	Federal National Mortgage Assn.	5.125%	1/2/14	1,175	1,297
2	Federal National Mortgage Assn.	2.750%	2/5/14	12,850	13,419
2	Federal National Mortgage Assn.	2.750%	3/13/14	7,475	7,805
2	Federal National Mortgage Assn.	4.125%	4/15/14	8,225	8,998
2	Federal National Mortgage Assn.	2.500%	5/15/14	28,825	29,806
2	Federal National Mortgage Assn.	3.000%	9/16/14	6,200	6,514
2	Federal National Mortgage Assn.	4.625%	10/15/14	22,100	24,698
2	Federal National Mortgage Assn.	2.625%	11/20/14	18,775	19,412
2,3	Federal National Mortgage Assn.	3.000%	3/9/15	5,000	5,024
2	Federal National Mortgage Assn.	5.000%	4/15/15	5,450	6,191
2	Federal National Mortgage Assn.	4.375%	10/15/15	22,325	24,729
2	Federal National Mortgage Assn.	5.375%	7/15/16	4,325	5,023
2	Federal National Mortgage Assn.	5.250%	9/15/16	25,775	29,778
2	Federal National Mortgage Assn.	4.875%	12/15/16	4,000	4,535
2	Federal National Mortgage Assn.	5.000%	2/13/17	28,600	32,617
2	Federal National Mortgage Assn.	5.000%	5/11/17	11,275	12,874
2	Federal National Mortgage Assn.	5.375%	6/12/17	2,800	3,262
2	Federal National Mortgage Assn.	0.000%	10/9/19	625	389
2	Federal National Mortgage Assn.	6.250%	5/15/29	5,550	6,909
2	Federal National Mortgage Assn.	7.125%	1/15/30	7,925	10,830
2	Federal National Mortgage Assn.	7.250%	5/15/30	10,200	14,114
2	Federal National Mortgage Assn.	6.625%	11/15/30	1,900	2,481
2	Federal National Mortgage Assn.	5.625%	7/15/37	3,625	4,211
2	Financing Corp. Fico	9.800%	4/6/18	850	1,224
2	Financing Corp. Fico	10.350%	8/3/18	100	149
2	Financing Corp. Fico	9.650%	11/2/18	2,375	3,458
2	Financing Corp. Fico	9.700%	4/5/19	425	624
1	General Electric Capital Corp.	1.800%	3/11/11	300	303
1	General Electric Capital Corp.	3.000%	12/9/11	15,625	16,159
1	General Electric Capital Corp.	2.250%	3/12/12	15,125	15,521

13

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	General Electric Capital Corp.	2.200%	6/8/12	11,275	11,571
1	General Electric Capital Corp.	2.125%	12/21/12	5,975	6,135
1	General Electric Capital Corp.	2.625%	12/28/12	4,450	4,622
1	Goldman Sachs Group Inc.	1.700%	3/15/11	1,950	1,968
1	Goldman Sachs Group Inc.	1.625%	7/15/11	3,675	3,720
1	Goldman Sachs Group Inc.	2.150%	3/15/12	2,525	2,589
1	Goldman Sachs Group Inc.	3.250%	6/15/12	7,925	8,301
1	HSBC USA Inc.	3.125%	12/16/11	5,650	5,855
	Israel Government AID Bond	5.500%	9/18/23	1,809	2,105
	Israel Government AID Bond	5.500%	12/4/23	1,050	1,223
	Israel Government AID Bond	5.500%	4/26/24	4,450	5,190
1	JPMorgan Chase & Co.	1.650%	2/23/11	7,025	7,081
1	JPMorgan Chase & Co.	3.125%	12/1/11	9,175	9,497
1	JPMorgan Chase & Co.	2.200%	6/15/12	6,200	6,371
1	JPMorgan Chase & Co.	2.125%	6/22/12	5,150	5,283
1	JPMorgan Chase & Co.	2.125%	12/26/12	9,000	9,246
1	Morgan Stanley	2.900%	12/1/10	3,825	3,865
1	Morgan Stanley	3.250%	12/1/11	10,050	10,422
1	Morgan Stanley	2.250%	3/13/12	7,600	7,799
1	Morgan Stanley	1.950%	6/20/12	8,900	9,101
1	PNC Funding Corp.	2.300%	6/22/12	5,850	6,027
	Private Export Funding Corp.	3.050%	10/15/14	4,000	4,129
	Private Export Funding Corp.	4.375%	3/15/19	2,100	2,245
	Private Export Funding Corp.	4.300%	12/15/21	1,000	1,054
1	Regions Bank	2.750%	12/10/10	100	101
1	Regions Bank	3.250%	12/9/11	27,150	28,226
	Resolution Funding Corp.	8.125%	10/15/19	100	136
	Resolution Funding Corp.	8.875%	7/15/20	100	139
1	Sovereign Bank	2.750%	1/17/12	2,600	2,685
1	State Street Corp.	2.150%	4/30/12	200	205
2	Tennessee Valley Authority	6.000%	3/15/13	6,000	6,766
2	Tennessee Valley Authority	5.500%	7/18/17	6,400	7,476
2	Tennessee Valley Authority	4.500%	4/1/18	2,050	2,246
2	Tennessee Valley Authority	6.750%	11/1/25	550	711
2	Tennessee Valley Authority	7.125%	5/1/30	8,975	12,021
2	Tennessee Valley Authority	4.650%	6/15/35	1,425	1,430
2	Tennessee Valley Authority	5.500%	6/15/38	850	963
2	Tennessee Valley Authority	5.250%	9/15/39	3,150	3,479
2	Tennessee Valley Authority	4.875%	1/15/48	2,075	2,159
2	Tennessee Valley Authority	5.375%	4/1/56	2,475	2,790
1	US Central Federal Credit Union	1.900%	10/19/12	3,450	3,519
1	Wells Fargo & Co.	3.000%	12/9/11	9,625	9,955
1	Wells Fargo & Co.	2.125%	6/15/12	2,925	3,006
1	Western Corporate Federal Credit Union	1.750%	11/2/12	1,750	1,779
					2,109,745
Conventional Mortgage-Backed Securities (28.9%)
2,3	Fannie Mae Pool	4.000%	9/1/10–8/1/39	302,306	296,609
2,3	Fannie Mae Pool	4.500%	7/1/11–7/1/40	685,995	642,944
2,3	Fannie Mae Pool	5.000%	1/1/11–7/1/40	1,008,813	1,001,325
2,3	Fannie Mae Pool	5.500%	9/1/14–7/1/40	1,003,841	1,066,492
2,3	Fannie Mae Pool	6.000%	2/1/14–7/1/40	732,048	787,979
2,3	Fannie Mae Pool	6.500%	4/1/16–7/1/40	231,879	253,109
2,3	Fannie Mae Pool	7.000%	9/1/14–12/1/38	56,218	62,574
2,3	Fannie Mae Pool	7.500%	1/1/31–12/1/32	674	756
2,3	Fannie Mae Pool	8.000%	12/1/29	77	86
2,3	Federal Home Loan Mortgage Corp.	5.500%	11/1/36–12/1/38	1,596	1,715

14

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Gold Pool	4.000%	7/1/10–1/1/40	241,771	173,657
2,3	Freddie Mac Gold Pool	4.500%	7/1/10–7/1/40	557,907	460,162
2,3	Freddie Mac Gold Pool	5.000%	4/1/11–7/1/40	706,480	718,478
2,3	Freddie Mac Gold Pool	5.500%	12/1/13–7/1/40	704,962	757,178
2,3	Freddie Mac Gold Pool	6.000%	4/1/13–5/1/40	427,973	466,547
2,3	Freddie Mac Gold Pool	6.500%	6/1/13–4/1/39	126,200	139,125
2,3	Freddie Mac Gold Pool	7.000%	6/1/15–12/1/37	25,139	27,955
2,3	Freddie Mac Gold Pool	7.500%	6/1/27–2/1/32	322	360
2,3	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	422	472
2,3	Freddie Mac Gold Pool	8.500%	6/1/25	76	85
3	Ginnie Mae I Pool	4.000%	8/15/18–8/15/39	33,727	34,339
3	Ginnie Mae I Pool	4.500%	6/15/18–7/1/40	336,812	351,263
3	Ginnie Mae I Pool	5.000%	12/15/17–7/1/40	543,796	448,320
3	Ginnie Mae I Pool	5.500%	4/15/17–7/1/40	331,825	285,754
3	Ginnie Mae I Pool	6.000%	4/15/17–6/15/40	158,732	173,566
3	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	76,578	84,416
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	2,720	3,012
3	Ginnie Mae I Pool	7.500%	12/15/23	82	91
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	163	180
3	Ginnie Mae I Pool	9.000%	11/15/17–12/15/17	215	236
3	Ginnie Mae II Pool	4.500%	1/20/35–7/1/40	107,745	112,077
3	Ginnie Mae II Pool	5.000%	12/20/32–7/1/40	163,921	174,614
3	Ginnie Mae II Pool	5.500%	6/20/34–7/1/40	144,753	156,436
3	Ginnie Mae II Pool	6.000%	3/20/31–7/20/39	86,056	94,047
3	Ginnie Mae II Pool	6.500%	3/20/31–12/20/37	25,478	28,069
3	Ginnie Mae II Pool	7.000%	8/20/34–4/20/38	945	1,044
					8,805,072
Nonconventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.514%	12/1/34	3,308	3,402
2,3	Fannie Mae Pool	2.690%	1/1/35	2,131	2,211
2,3	Fannie Mae Pool	2.709%	5/1/35	1,648	1,701
2,3	Fannie Mae Pool	2.801%	10/1/34	2,570	2,626
2,3	Fannie Mae Pool	2.814%	11/1/34	1,955	2,007
2,3	Fannie Mae Pool	3.138%	9/1/34	785	809
2,3	Fannie Mae Pool	3.228%	4/1/36	6,143	6,450
2,3	Fannie Mae Pool	3.304%	1/1/40	7,106	7,301
2,3	Fannie Mae Pool	3.390%	5/1/40	4,635	4,767
2,3	Fannie Mae Pool	3.446%	5/1/37	1,514	1,567
2,3	Fannie Mae Pool	3.647%	4/1/37	4,379	4,563
2,3	Fannie Mae Pool	3.995%	7/1/35	2,895	3,014
2,3	Fannie Mae Pool	4.118%	5/1/34	1,310	1,347
2,3	Fannie Mae Pool	4.161%	8/1/35	4,595	4,717
2,3	Fannie Mae Pool	4.265%	10/1/36	2,339	2,420
2,3	Fannie Mae Pool	4.537%	11/1/34	5,194	5,466
2,3	Fannie Mae Pool	4.583%	12/1/35	3,589	3,907
2,3	Fannie Mae Pool	4.607%	8/1/35	3,086	3,242
2,3	Fannie Mae Pool	4.609%	9/1/34	1,358	1,445
2,3	Fannie Mae Pool	4.628%	11/1/33	1,390	1,451
2,3	Fannie Mae Pool	4.722%	8/1/35	2,027	2,158
2,3	Fannie Mae Pool	4.788%	6/1/34	1,952	2,060
2,3	Fannie Mae Pool	4.924%	7/1/38	1,137	1,203
2,3	Fannie Mae Pool	4.933%	9/1/35	2,039	2,082
2,3	Fannie Mae Pool	4.952%	11/1/34	713	752
2,3	Fannie Mae Pool	4.982%	10/1/35	4,829	4,966
2,3	Fannie Mae Pool	4.999%	11/1/33	844	892
2,3	Fannie Mae Pool	5.017%	11/1/35	3,978	4,180

15

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Fannie Mae Pool	5.020%	2/1/36	1,973	2,033
2,3	Fannie Mae Pool	5.026%	12/1/33	1,151	1,217
2,3	Fannie Mae Pool	5.050%	8/1/37	6,547	6,885
2,3	Fannie Mae Pool	5.071%	12/1/35	2,616	2,682
2,3	Fannie Mae Pool	5.096%	12/1/35	5,433	5,616
2,3	Fannie Mae Pool	5.124%	3/1/37	3,005	3,175
2,3	Fannie Mae Pool	5.140%	3/1/38	2,810	2,992
2,3	Fannie Mae Pool	5.171%	8/1/38	237	253
2,3	Fannie Mae Pool	5.259%	7/1/38	279	299
2,3	Fannie Mae Pool	5.314%	12/1/35	2,017	2,147
2,3	Fannie Mae Pool	5.399%	2/1/36	2,167	2,233
2,3	Fannie Mae Pool	5.415%	2/1/36	4,798	4,942
2,3	Fannie Mae Pool	5.479%	1/1/37	2,306	2,435
2,3	Fannie Mae Pool	5.520%	4/1/37	299	318
2,3	Fannie Mae Pool	5.563%	2/1/37	3,187	3,368
2,3	Fannie Mae Pool	5.590%	5/1/36	958	1,019
2,3	Fannie Mae Pool	5.619%	6/1/36	2,779	2,890
2,3	Fannie Mae Pool	5.626%	6/1/37	1,311	1,388
2,3	Fannie Mae Pool	5.630%	7/1/36	2,052	2,204
2,3	Fannie Mae Pool	5.643%	3/1/37	1,807	1,909
2,3	Fannie Mae Pool	5.645%	3/1/37	2,345	2,484
2,3	Fannie Mae Pool	5.648%	3/1/37	5,453	5,778
2,3	Fannie Mae Pool	5.649%	2/1/37	2,004	2,122
2,3	Fannie Mae Pool	5.668%	1/1/36	1,355	1,431
2,3	Fannie Mae Pool	5.669%	9/1/36	1,354	1,409
2,3	Fannie Mae Pool	5.682%	4/1/37	3,847	4,070
2,3	Fannie Mae Pool	5.717%	12/1/37	4,149	4,480
2,3	Fannie Mae Pool	5.719%	4/1/37	4,738	5,056
2,3	Fannie Mae Pool	5.743%	4/1/36	2,354	2,450
2,3	Fannie Mae Pool	5.809%	9/1/36	2,061	2,153
2,3	Fannie Mae Pool	5.838%	11/1/36	2,116	2,251
2,3	Fannie Mae Pool	5.858%	8/1/37	2,365	2,493
2,3	Fannie Mae Pool	5.879%	10/1/37	2,766	2,958
2,3	Fannie Mae Pool	5.881%	4/1/36	1,629	1,734
2,3	Fannie Mae Pool	5.999%	6/1/36	338	361
2,3	Fannie Mae Pool	6.263%	9/1/37	2,479	2,641
2,3	Freddie Mac Non Gold Pool	2.648%	4/1/35	109	114
2,3	Freddie Mac Non Gold Pool	2.665%	12/1/34	3,355	3,489
2,3	Freddie Mac Non Gold Pool	2.945%	1/1/35	185	191
2,3	Freddie Mac Non Gold Pool	2.993%	9/1/34	1,758	1,842
2,3	Freddie Mac Non Gold Pool	3.061%	3/1/37	1,930	2,000
2,3	Freddie Mac Non Gold Pool	3.088%	12/1/34	1,887	1,993
2,3	Freddie Mac Non Gold Pool	3.291%	6/1/40	9,475	9,666
2,3	Freddie Mac Non Gold Pool	3.316%	4/1/40	9,433	9,682
2,3	Freddie Mac Non Gold Pool	3.361%	5/1/40	7,738	7,941
2,3	Freddie Mac Non Gold Pool	3.423%	5/1/40	7,118	7,322
2,3	Freddie Mac Non Gold Pool	3.576%	6/1/37	2,000	2,086
2,3	Freddie Mac Non Gold Pool	3.627%	1/1/40	5,342	5,529
2,3	Freddie Mac Non Gold Pool	3.993%	3/1/36	3,098	3,228
2,3	Freddie Mac Non Gold Pool	4.027%	1/1/37	1,647	1,722
2,3	Freddie Mac Non Gold Pool	4.588%	7/1/35	1,661	1,751
2,3	Freddie Mac Non Gold Pool	4.604%	11/1/34	2,615	2,748
2,3	Freddie Mac Non Gold Pool	5.005%	5/1/35	2,803	2,973
2,3	Freddie Mac Non Gold Pool	5.044%	7/1/38	2,798	2,963
2,3	Freddie Mac Non Gold Pool	5.272%	3/1/38	3,181	3,392
2,3	Freddie Mac Non Gold Pool	5.296%	3/1/36	3,230	3,335

16

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3	Freddie Mac Non Gold Pool	5.337%	12/1/35	2,285	2,422
2,3	Freddie Mac Non Gold Pool	5.433%	4/1/37	4,221	4,459
2,3	Freddie Mac Non Gold Pool	5.435%	3/1/37	2,054	2,170
2,3	Freddie Mac Non Gold Pool	5.504%	2/1/36	2,374	2,524
2,3	Freddie Mac Non Gold Pool	5.554%	5/1/36	3,789	3,937
2,3	Freddie Mac Non Gold Pool	5.556%	4/1/37	2,645	2,815
2,3	Freddie Mac Non Gold Pool	5.619%	7/1/36	1,719	1,786
2,3	Freddie Mac Non Gold Pool	5.632%	4/1/37	4,069	4,288
2,3	Freddie Mac Non Gold Pool	5.644%	12/1/36	3,148	3,320
2,3	Freddie Mac Non Gold Pool	5.675%	3/1/37	475	514
2,3	Freddie Mac Non Gold Pool	5.687%	3/1/37	201	213
2,3	Freddie Mac Non Gold Pool	5.702%	6/1/37	3,617	3,835
2,3	Freddie Mac Non Gold Pool	5.714%	11/1/36	1,488	1,591
2,3	Freddie Mac Non Gold Pool	5.716%	9/1/36	6,154	6,545
2,3	Freddie Mac Non Gold Pool	5.769%	5/1/36	2,849	3,088
2,3	Freddie Mac Non Gold Pool	5.783%	3/1/37	1,637	1,742
2,3	Freddie Mac Non Gold Pool	5.822%	10/1/37	3,986	4,247
2,3	Freddie Mac Non Gold Pool	5.826%	12/1/36	1,673	1,779
2,3	Freddie Mac Non Gold Pool	5.866%	6/1/37	2,967	3,152
2,3	Freddie Mac Non Gold Pool	5.866%	8/1/37	2,866	3,052
2,3	Freddie Mac Non Gold Pool	5.867%	5/1/37	8,991	9,609
2,3	Freddie Mac Non Gold Pool	5.952%	10/1/37	1,007	1,072
2,3	Freddie Mac Non Gold Pool	5.973%	1/1/37	1,193	1,272
2,3	Freddie Mac Non Gold Pool	6.046%	3/1/37	112	119
2,3	Freddie Mac Non Gold Pool	6.071%	8/1/37	1,254	1,343
2,3	Freddie Mac Non Gold Pool	6.089%	3/1/37	81	86
2,3	Freddie Mac Non Gold Pool	6.119%	12/1/36	2,188	2,340
2,3	Freddie Mac Non Gold Pool	6.273%	6/1/37	1,535	1,631
2,3	Freddie Mac Non Gold Pool	6.443%	2/1/37	1,735	1,860
3	Ginnie Mae II Pool	4.375%	6/20/29	70	73
					327,433
Total U.S. Government and Agency Obligations (Cost $20,842,218)					21,486,562
Asset-Backed/Commercial Mortgage-Backed Securities (4.0%)
4	BA Covered Bond Issuer	5.500%	6/14/12	4,950	5,283
3	BA Credit Card Trust	4.720%	5/15/13	2,325	2,364
3	Banc of America Commercial Mortgage Inc.	5.787%	5/11/35	3,729	3,834
3	Banc of America Commercial Mortgage Inc.	6.503%	4/15/36	2,648	2,751
3	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	2,163	2,178
3	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	1,400	1,460
3,5	Banc of America Commercial Mortgage Inc.	5.595%	6/10/39	8,617	9,112
3	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	18,100	18,589
3,5	Banc of America Commercial Mortgage Inc.	5.217%	11/10/42	2,295	2,400
3	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	1,655	1,484
3	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	4,000	4,164
3,5	Banc of America Commercial Mortgage Inc.	5.963%	5/10/45	1,380	1,272
3	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	7,600	7,978
3,5	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	40	36
3	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	6,425	6,771
3,5	Banc of America Commercial Mortgage Inc.	5.120%	10/10/45	1,125	1,151
3,5	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	120	113
3	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	8,425	8,930
3	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	2,110	1,864
3,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	500	477
3,5	Banc of America Commercial Mortgage Inc.	5.350%	9/10/47	1,500	1,357
3	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	4,955	5,086

17

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	775	674
3,5	Banc of America Commercial Mortgage Inc.	5.523%	1/15/49	1,025	726
3,5	Banc of America Commercial Mortgage Inc.	6.373%	2/10/51	9,375	9,800
4	Bank of Scotland PLC	5.250%	2/21/17	4,300	4,566
3	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	3,650	3,801
3,5	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	1,500	1,392
3,5	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	325	330
3	Bear Stearns Commercial Mortgage Securities	5.628%	4/12/38	7,225	7,726
3	Bear Stearns Commercial Mortgage Securities	4.830%	8/15/38	6,218	6,465
3,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	1,000	925
3,5	Bear Stearns Commercial Mortgage Securities	5.946%	9/11/38	1,075	858
3	Bear Stearns Commercial Mortgage Securities	5.623%	3/11/39	13,825	14,679
3	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	9,400	9,817
3	Bear Stearns Commercial Mortgage Securities	4.740%	3/13/40	2,465	2,598
3	Bear Stearns Commercial Mortgage Securities	5.854%	6/11/40	10,825	11,270
3,5	Bear Stearns Commercial Mortgage Securities	5.907%	6/11/40	1,075	713
3	Bear Stearns Commercial Mortgage Securities	5.405%	12/11/40	645	686
3	Bear Stearns Commercial Mortgage Securities	4.750%	6/11/41	1,720	1,516
3	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	1,125	1,006
3,5	Bear Stearns Commercial Mortgage Securities	5.568%	10/12/41	1,050	987
3	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	1,400	1,399
3	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	7,295	7,608
3	Bear Stearns Commercial Mortgage Securities	5.793%	9/11/42	1,825	1,971
3	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	3,347	3,363
3	Bear Stearns Commercial Mortgage Securities	5.297%	10/12/42	1,125	1,198
3,5	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	2,475	2,167
3,5	Bear Stearns Commercial Mortgage Securities	5.566%	1/12/45	1,775	1,279
3	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	3,450	3,578
3	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	17,635	17,852
3	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	4,640	4,724
3,5	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	2,975	2,570
3	Capital Auto Receivables Asset Trust	4.680%	10/15/12	5,148	5,268
3	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,150	2,230
3	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	12,975	14,583
3	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	1,640	1,913
3	CDC Commercial Mortgage Trust	5.676%	11/15/30	4,919	5,075
3	Chase Issuance Trust	4.650%	12/17/12	9,275	9,377
3	Chase Issuance Trust	4.650%	3/15/15	11,375	12,314
3	Chase Issuance Trust	5.400%	7/15/15	3,325	3,684
4	Cie de Financement Foncier	2.125%	4/22/13	2,900	2,912
3	CIT Group Home Equity Loan Trust	6.200%	2/25/30	256	222
3	Citibank Credit Card Issuance Trust	5.450%	5/10/13	1,225	1,275
3	Citibank Credit Card Issuance Trust	4.900%	6/23/16	7,575	8,377
3	Citibank Credit Card Issuance Trust	4.850%	3/10/17	1,155	1,280
3	Citibank Credit Card Issuance Trust	4.150%	7/7/17	1,225	1,319
3	Citibank Credit Card Issuance Trust	5.650%	9/20/19	1,200	1,384
3	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	1,125	1,156
3	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	375	348
3,5	Citigroup Commercial Mortgage Trust	5.920%	3/15/49	5,612	6,002
3	Citigroup Commercial Mortgage Trust	5.462%	10/15/49	2,750	2,517
3,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	4,550	4,708
3,5	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	1,875	1,610
3,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	6,500	6,708
3,5	Citigroup Commercial Mortgage Trust	6.297%	12/10/49	1,335	1,157
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.397%	7/15/44	11,050	11,801

18

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,5	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.397%	7/15/44	2,475	2,352
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.886%	11/15/44	6,780	6,872
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.648%	10/15/48	3,150	2,825
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.205%	12/11/49	7,925	8,139
3	Citigroup/Deutsche Bank
	Commercial Mortgage Trust	5.322%	12/11/49	11,295	11,057
3,4	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	2,861	3,187
3	Commercial Mortgage Pass Through Certificates	4.084%	6/10/38	2,700	2,796
3	Commercial Mortgage Pass Through Certificates	4.715%	3/10/39	8,200	8,446
3	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	8,075	8,340
3	Commercial Mortgage Pass Through Certificates	5.960%	6/10/46	6,400	6,767
3,5	Commercial Mortgage Pass Through Certificates	5.986%	6/10/46	1,715	1,497
3	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	1,075	1,103
3,5	Commercial Mortgage Pass Through Certificates	6.010%	12/10/49	8,825	9,103
3,5	Countrywide Home Loan
	Mortgage Pass Through Trust	2.931%	5/25/33	1,049	904
3	Credit Suisse First Boston
	Mortgage Securities Corp.	6.380%	12/18/35	410	414
3,5	Credit Suisse First Boston
	Mortgage Securities Corp.	4.750%	1/15/37	5,205	5,385
3	Credit Suisse First Boston
	Mortgage Securities Corp.	4.877%	4/15/37	325	247
3,5	Credit Suisse First Boston
	Mortgage Securities Corp.	5.014%	2/15/38	3,800	3,957
3	Credit Suisse First Boston
	Mortgage Securities Corp.	3.936%	5/15/38	3,975	4,119
3,5	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	520	490
3	Credit Suisse First Boston
	Mortgage Securities Corp.	5.100%	8/15/38	12,225	12,949
3,5	Credit Suisse First Boston
	Mortgage Securities Corp.	5.230%	12/15/40	1,380	1,124
3	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	8,550	8,964
3	Credit Suisse Mortgage Capital Certificates	6.019%	6/15/38	350	317
3	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	13,780	14,386
3,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	2,800	2,593
3,5	Credit Suisse Mortgage Capital Certificates	5.729%	2/15/39	1,400	1,166
3,5	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	11,150	10,496
3	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	550	455
3	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	12,575	12,357
3	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	930	754
3	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	2,250	2,124
3,5	CW Capital Cobalt Ltd.	6.015%	5/15/46	8,100	7,789
3,5	CW Capital Cobalt Ltd.	5.484%	4/15/47	525	490
3	Daimler Chrysler Auto Trust	3.700%	6/8/12	1,637	1,650
3	Discover Card Master Trust	5.100%	10/15/13	225	233
3	Discover Card Master Trust	5.650%	12/15/15	7,975	8,860
3	Discover Card Master Trust	5.650%	3/16/20	2,500	2,897
3	Fifth Third Auto Trust	4.070%	1/17/12	2,054	2,063
3,5	First Union Commercial Mortgage Trust	6.768%	10/15/35	2,528	2,555
3	First Union National Bank Commercial Mortgage	6.223%	12/12/33	4,246	4,423
3	Ford Credit Auto Owner Trust	4.370%	10/15/12	5,525	5,751

19

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Ford Credit Auto Owner Trust	2.420%	11/15/14	1,875	1,921
3	Ford Credit Auto Owner Trust	2.150%	6/15/15	6,800	6,912
3	GE Capital Commercial Mortgage Corp.	6.531%	5/15/33	3,622	3,755
3	GE Capital Commercial Mortgage Corp.	6.290%	8/11/33	605	624
3	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	45	46
3	GE Capital Commercial Mortgage Corp.	6.269%	12/10/35	3,050	3,220
3	GE Capital Commercial Mortgage Corp.	5.145%	7/10/37	1,625	1,739
3	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	4,325	4,564
3,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	10,975	11,691
3,5	GE Capital Commercial Mortgage Corp.	5.514%	3/10/44	2,825	2,721
3,5	GE Capital Commercial Mortgage Corp.	5.514%	11/10/45	2,725	2,525
3	GMAC Commercial Mortgage Securities Inc.	6.465%	4/15/34	2,836	2,878
3	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	3,429	3,515
3	GMAC Commercial Mortgage Securities Inc.	4.079%	5/10/36	1,200	1,251
3	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	825	845
3	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	1,158	1,178
3	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	1,825	1,895
3	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	575	550
3	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	2,375	2,514
3	Greenwich Capital Commercial Funding Corp.	4.533%	1/5/36	950	967
3	Greenwich Capital Commercial Funding Corp.	4.915%	1/5/36	3,375	3,574
3	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	4,875	5,224
3	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	1,985	2,005
3	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	8,540	8,759
3,5	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	1,900	1,785
3,5	Greenwich Capital Commercial Funding Corp.	6.085%	7/10/38	1,775	1,487
3	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	575	464
3	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	11,287	11,611
3,5	Greenwich Capital Commercial Funding Corp.	4.859%	8/10/42	800	743
3	GS Mortgage Securities Corp. II	5.506%	4/10/38	4,981	5,053
3,5	GS Mortgage Securities Corp. II	5.553%	4/10/38	3,025	3,110
3,5	GS Mortgage Securities Corp. II	5.622%	4/10/38	1,725	1,458
3	GS Mortgage Securities Corp. II	5.396%	8/10/38	10,375	11,045
3	GS Mortgage Securities Corp. II	4.608%	1/10/40	4,325	4,498
3	Harley-Davidson Motorcycle Trust	5.210%	6/17/13	3,107	3,185
3	Honda Auto Receivables Owner Trust	4.880%	9/18/14	2,675	2,776
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.260%	3/15/33	3,538	3,575
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.050%	12/12/34	2,875	3,053
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.654%	1/12/37	1,225	1,255
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.985%	1/12/37	3,275	3,458
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.255%	7/12/37	425	457
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.376%	7/12/37	2,750	2,899
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.526%	8/12/37	800	701
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.824%	9/12/37	4,750	4,790
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.879%	1/12/38	13,150	13,811
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.404%	1/12/39	4,275	4,421

20

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.540%	6/12/41	8,095	8,555
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	4.780%	7/15/42	1,075	1,005
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.498%	1/12/43	40	38
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.160%	4/15/43	180	179
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.475%	4/15/43	1,295	1,368
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.627%	12/12/44	1,100	921
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.676%	12/12/44	550	391
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.402%	12/15/44	1,480	1,404
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.481%	12/15/44	550	468
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.064%	4/15/45	1,355	1,033
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.064%	4/15/45	9,075	9,607
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	6.064%	4/15/45	635	555
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.593%	5/12/45	2,500	2,203
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.440%	5/15/45	1,720	1,559
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.447%	5/15/45	2,025	2,150
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.440%	6/12/47	4,755	4,823
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.968%	6/15/49	3,850	4,002
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.983%	6/15/49	5,075	4,954
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.794%	2/12/51	11,851	12,047
3	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.855%	2/12/51	3,075	3,144
3,5	JP Morgan Chase Commercial
	Mortgage Securities Corp.	5.882%	2/15/51	8,150	8,202
3	LB-UBS Commercial Mortgage Trust	5.386%	6/15/26	397	407
3	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	6,195	6,399
3	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	2,850	2,971
3	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	217	218
3	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	5,705	6,081
3	LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	1,800	1,887
3	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	925	868
3	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	9,787	10,296
3	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	2,375	2,521
3	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	13,200	13,601
3,5	LB-UBS Commercial Mortgage Trust	5.124%	11/15/32	2,850	3,043
3	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	5,900	6,266
3,5	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	10,225	10,652
3	LB-UBS Commercial Mortgage Trust	5.372%	9/15/39	1,250	1,282

21

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	425	399
3	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	1,200	1,207
3	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	6,000	5,951
3	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	1,700	1,463
3,5	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	1,200	1,017
3,5	LB-UBS Commercial Mortgage Trust	5.057%	9/15/40	700	639
3,5	LB-UBS Commercial Mortgage Trust	6.324%	4/15/41	1,970	1,675
3,5	LB-UBS Commercial Mortgage Trust	6.324%	4/15/41	8,650	9,127
3	LB-UBS Commercial Mortgage Trust	5.866%	9/15/45	14,990	14,924
3	Merrill Lynch Mortgage Trust	5.236%	11/12/35	5,825	6,150
3	Merrill Lynch Mortgage Trust	5.107%	7/12/38	50	47
3,5	Merrill Lynch Mortgage Trust	5.838%	5/12/39	625	565
3	Merrill Lynch Mortgage Trust	5.838%	5/12/39	6,000	6,341
3	Merrill Lynch Mortgage Trust	5.782%	8/12/43	1,965	1,736
3,5	Merrill Lynch Mortgage Trust	5.802%	8/12/43	1,350	1,123
3,5	Merrill Lynch Mortgage Trust	5.291%	1/12/44	6,675	7,184
3,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	1,175	1,043
3,5	Merrill Lynch Mortgage Trust	6.020%	6/12/50	14,600	14,823
3	Merrill Lynch Mortgage Trust	5.425%	2/12/51	1,275	1,318
3	Merrill Lynch Mortgage Trust	5.690%	2/12/51	3,250	3,304
3,5	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.693%	2/12/39	275	206
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	6.103%	6/12/46	15,675	17,174
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.456%	7/12/46	300	253
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.378%	8/12/48	7,455	7,021
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.590%	9/12/49	3,810	3,950
3	Merrill Lynch/Countrywide
	Commercial Mortgage Trust	5.700%	9/12/49	9,970	9,867
3	Morgan Stanley Capital I	4.970%	4/14/40	2,475	2,550
3,5	Morgan Stanley Capital I	5.110%	6/15/40	9,025	9,581
3	Morgan Stanley Capital I	5.030%	6/13/41	470	481
3	Morgan Stanley Capital I	5.270%	6/13/41	2,185	2,296
3,5	Morgan Stanley Capital I	5.983%	8/12/41	775	720
3	Morgan Stanley Capital I	5.328%	11/12/41	2,225	2,284
3	Morgan Stanley Capital I	5.360%	11/12/41	2,626	2,241
3,5	Morgan Stanley Capital I	4.840%	12/13/41	515	452
3	Morgan Stanley Capital I	4.970%	12/15/41	5,040	5,353
3	Morgan Stanley Capital I	5.168%	1/14/42	1,500	1,603
3,5	Morgan Stanley Capital I	5.802%	6/11/42	550	502
3,5	Morgan Stanley Capital I	5.802%	6/11/42	6,075	6,330
3	Morgan Stanley Capital I	4.989%	8/13/42	7,855	8,169
3,5	Morgan Stanley Capital I	5.073%	8/13/42	1,500	1,335
3	Morgan Stanley Capital I	5.230%	9/15/42	9,800	10,293
3	Morgan Stanley Capital I	5.940%	10/15/42	2,700	2,901
3,5	Morgan Stanley Capital I	5.944%	10/15/42	1,750	1,427
3,5	Morgan Stanley Capital I	5.944%	10/15/42	225	197
3,5	Morgan Stanley Capital I	5.376%	11/14/42	170	159
3,5	Morgan Stanley Capital I	5.376%	11/14/42	5,750	6,029
3	Morgan Stanley Capital I	6.457%	1/11/43	7,850	8,497
3	Morgan Stanley Capital I	5.332%	12/15/43	3,860	3,919
3,5	Morgan Stanley Capital I	5.557%	3/12/44	10,375	11,001
3,5	Morgan Stanley Capital I	5.773%	7/12/44	1,575	1,471

22

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3,5	Morgan Stanley Capital I	5.793%	7/12/44	525	445
3	Morgan Stanley Capital I	4.660%	9/13/45	2,150	2,210
3,5	Morgan Stanley Capital I	5.692%	4/15/49	7,600	7,367
3,5	Morgan Stanley Capital I	5.876%	4/15/49	1,600	1,134
3,5	Morgan Stanley Capital I	5.544%	11/12/49	2,500	2,152
3	Morgan Stanley Capital I	5.809%	12/12/49	3,425	3,461
3,5	Morgan Stanley Capital I	6.316%	12/12/49	1,975	1,727
3	Morgan Stanley Capital I	5.090%	10/12/52	2,650	2,675
3,5	Morgan Stanley Capital I	5.204%	10/12/52	1,725	1,584
3	Morgan Stanley Capital I	4.770%	7/15/56	1,345	1,127
3	Morgan Stanley Dean Witter Capital I	6.660%	2/15/33	1,042	1,056
3	Morgan Stanley Dean Witter Capital I	6.390%	7/15/33	1,329	1,376
3	Morgan Stanley Dean Witter Capital I	4.920%	3/12/35	9,650	10,196
3	Morgan Stanley Dean Witter Capital I	6.390%	10/15/35	4,159	4,339
3	Morgan Stanley Dean Witter Capital I	4.740%	11/13/36	12,673	13,095
3	Morgan Stanley Dean Witter Capital I	5.980%	1/15/39	3,625	3,822
4	Nationwide Building Society	5.500%	7/18/12	7,275	7,763
3	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	142	144
3	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	2,275	2,406
4	Northern Rock Asset Management PLC	5.625%	6/22/17	14,075	14,637
3	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	233	235
3	PG&E Energy Recovery Funding LLC	5.030%	3/25/14	2,009	2,078
3	PNC Mortgage Acceptance Corp.	7.300%	10/12/33	17	17
3	PSE&G Transition Funding LLC	6.890%	12/15/17	6,975	8,457
3	Public Service New Hampshire Funding LLC	6.480%	5/1/15	277	299
3	Residential Asset Securities Corp.	6.489%	10/25/30	72	61
4	Royal Bank of Canada	3.125%	4/14/15	3,525	3,684
3,5	TIAA Seasoned Commercial Mortgage Trust	6.071%	8/15/39	1,385	1,254
3	USAA Auto Owner Trust	4.710%	2/18/14	4,550	4,747
3	Wachovia Bank Commercial Mortgage Trust	4.440%	11/15/34	175	178
3	Wachovia Bank Commercial Mortgage Trust	4.980%	11/15/34	200	211
3	Wachovia Bank Commercial Mortgage Trust	4.867%	2/15/35	200	209
3,5	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	1,100	1,167
3,5	Wachovia Bank Commercial Mortgage Trust	4.964%	11/15/35	4,225	4,430
3	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	1,125	1,129
3	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	8,075	8,392
3	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	1,229	1,237
3,5	Wachovia Bank Commercial Mortgage Trust	5.484%	7/15/41	9,475	9,909
3	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	6,825	7,033
3,5	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	5,425	5,781
3,5	Wachovia Bank Commercial Mortgage Trust	5.224%	3/15/42	625	550
3	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	2,745	2,899
3,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	8,695	9,219
3,5	Wachovia Bank Commercial Mortgage Trust	5.924%	5/15/43	2,810	2,493
3	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	4,900	5,186
3	Wachovia Bank Commercial Mortgage Trust	4.793%	5/15/44	1,350	1,139
3,5	Wachovia Bank Commercial Mortgage Trust	5.382%	10/15/44	6,475	7,010
3,5	Wachovia Bank Commercial Mortgage Trust	5.445%	12/15/44	10,950	11,640
3,5	Wachovia Bank Commercial Mortgage Trust	5.495%	12/15/44	60	56
3,5	Wachovia Bank Commercial Mortgage Trust	6.158%	6/15/45	475	455
3,5	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	4,950	5,254
3	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	5,275	5,476
3	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	3,850	3,289
3,5	Wachovia Bank Commercial Mortgage Trust	5.368%	11/15/48	1,320	1,033
3	World Omni Auto Receivables Trust	3.940%	10/15/12	3,551	3,591
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,023,116)					1,222,934

23

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corporate Bonds (19.9%)
Finance (6.9%)
Banking (4.6%)
Abbey National Capital Trust I	8.963%	12/29/49	2,500	2,491
American Express Bank FSB	5.550%	10/17/12	1,300	1,390
American Express Bank FSB	5.500%	4/16/13	3,275	3,540
American Express Bank FSB	6.000%	9/13/17	625	692
American Express Centurion Bank	5.550%	10/17/12	1,025	1,101
American Express Centurion Bank	5.950%	6/12/17	650	713
American Express Centurion Bank	6.000%	9/13/17	10,325	11,368
American Express Co.	4.875%	7/15/13	1,575	1,686
American Express Co.	7.250%	5/20/14	1,250	1,423
American Express Co.	5.500%	9/12/16	1,025	1,114
American Express Co.	6.150%	8/28/17	2,025	2,236
American Express Co.	7.000%	3/19/18	6,800	7,829
American Express Co.	8.125%	5/20/19	1,625	2,013
American Express Co.	8.150%	3/19/38	1,425	1,933
3 American Express Co.	6.800%	9/1/66	2,125	2,008
American Express Credit Corp.	5.875%	5/2/13	3,175	3,466
American Express Credit Corp.	7.300%	8/20/13	6,300	7,146
American Express Credit Corp.	5.125%	8/25/14	2,900	3,121
4 American Express Travel Related Services Co. Inc.	5.250%	11/21/11	2,400	2,494
Associates Corp. of North America	6.950%	11/1/18	100	105
Banco Santander Chile	2.875%	11/13/12	900	890
Bank of America Corp.	4.250%	10/1/10	1,000	1,008
Bank of America Corp.	5.375%	8/15/11	1,100	1,147
Bank of America Corp.	5.375%	9/11/12	2,175	2,288
Bank of America Corp.	4.875%	9/15/12	5,100	5,320
Bank of America Corp.	4.875%	1/15/13	2,825	2,963
Bank of America Corp.	4.900%	5/1/13	1,925	2,021
Bank of America Corp.	7.375%	5/15/14	4,650	5,216
Bank of America Corp.	5.375%	6/15/14	1,075	1,132
Bank of America Corp.	5.125%	11/15/14	5,550	5,794
Bank of America Corp.	4.500%	4/1/15	22,200	22,467
Bank of America Corp.	4.750%	8/1/15	275	282
Bank of America Corp.	5.250%	12/1/15	1,225	1,251
Bank of America Corp.	6.500%	8/1/16	10,100	10,941
Bank of America Corp.	5.750%	8/15/16	3,250	3,379
Bank of America Corp.	5.625%	10/14/16	2,325	2,434
Bank of America Corp.	5.420%	3/15/17	4,575	4,568
Bank of America Corp.	6.000%	9/1/17	400	421
Bank of America Corp.	5.750%	12/1/17	1,575	1,644
Bank of America Corp.	5.650%	5/1/18	8,950	9,172
Bank of America Corp.	7.625%	6/1/19	3,825	4,385
Bank of America Corp.	6.800%	3/15/28	600	611
Bank of America Corp.	6.500%	9/15/37	875	877
Bank of America NA	5.300%	3/15/17	6,850	6,916
Bank of America NA	6.100%	6/15/17	1,975	2,052
Bank of America NA	6.000%	10/15/36	4,225	4,079
Bank of Montreal	2.125%	6/28/13	2,225	2,245
Bank of New York Mellon Corp.	4.950%	1/14/11	1,125	1,150
Bank of New York Mellon Corp.	6.375%	4/1/12	100	108
Bank of New York Mellon Corp.	4.950%	11/1/12	9,500	10,285
Bank of New York Mellon Corp.	4.500%	4/1/13	525	564
Bank of New York Mellon Corp.	4.300%	5/15/14	3,000	3,232
Bank of New York Mellon Corp.	4.950%	3/15/15	2,325	2,536

24

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Bank of New York Mellon Corp.	5.450%	5/15/19	3,645	4,097
	Bank of New York Mellon Corp.	4.600%	1/15/20	2,150	2,297
	Bank of Nova Scotia	2.250%	1/22/13	3,025	3,072
	Bank of Nova Scotia	2.375%	12/17/13	3,000	3,058
	Bank One Corp.	5.900%	11/15/11	1,150	1,215
	Bank One Corp.	5.250%	1/30/13	1,450	1,538
	Bank One Corp.	4.900%	4/30/15	975	1,041
	Bank One Corp.	7.625%	10/15/26	425	506
	Barclays Bank PLC	5.450%	9/12/12	1,450	1,547
	Barclays Bank PLC	2.500%	1/23/13	2,325	2,312
	Barclays Bank PLC	5.200%	7/10/14	5,800	6,145
	Barclays Bank PLC	3.900%	4/7/15	3,600	3,632
	Barclays Bank PLC	5.000%	9/22/16	2,450	2,515
	Barclays Bank PLC	6.750%	5/22/19	2,175	2,422
	Barclays Bank PLC	5.125%	1/8/20	2,450	2,447
	BB&T Capital Trust II	6.750%	6/7/36	2,675	2,659
3	BB&T Capital Trust IV	6.820%	6/12/57	1,050	974
	BB&T Corp.	6.500%	8/1/11	675	709
	BB&T Corp.	3.850%	7/27/12	2,375	2,483
	BB&T Corp.	4.750%	10/1/12	1,675	1,769
	BB&T Corp.	3.375%	9/25/13	2,725	2,816
	BB&T Corp.	5.700%	4/30/14	1,750	1,930
	BB&T Corp.	5.200%	12/23/15	1,150	1,231
	BB&T Corp.	4.900%	6/30/17	100	104
	BB&T Corp.	6.850%	4/30/19	1,750	2,062
	BB&T Corp.	5.250%	11/1/19	4,350	4,549
	Bear Stearns Cos. LLC	4.500%	10/28/10	850	860
	Bear Stearns Cos. LLC	5.350%	2/1/12	6,600	6,982
	Bear Stearns Cos. LLC	6.950%	8/10/12	6,975	7,691
	Bear Stearns Cos. LLC	5.700%	11/15/14	4,825	5,344
	Bear Stearns Cos. LLC	5.300%	10/30/15	1,900	2,064
	Bear Stearns Cos. LLC	5.550%	1/22/17	2,200	2,307
	Bear Stearns Cos. LLC	6.400%	10/2/17	2,650	2,972
	Bear Stearns Cos. LLC	7.250%	2/1/18	3,975	4,621
	Bear Stearns Cos. LLC	4.650%	7/2/18	425	428
	BNP Paribas	3.250%	3/11/15	850	843
	BNP Paribas/BNP Paribas US
	Medium-Term Note Program LLC	2.125%	12/21/12	5,750	5,719
	BNY Mellon NA	4.750%	12/15/14	3,350	3,645
	Branch Banking & Trust Co.	5.625%	9/15/16	1,875	2,100
	Capital One Bank USA NA	6.500%	6/13/13	1,150	1,261
	Capital One Bank USA NA	8.800%	7/15/19	10,425	12,956
	Capital One Capital III	7.686%	8/15/36	2,025	1,898
	Capital One Capital IV	6.745%	2/17/37	850	712
	Capital One Capital V	10.250%	8/15/39	875	919
	Capital One Capital VI	8.875%	5/15/40	700	718
	Capital One Financial Corp.	5.700%	9/15/11	1,075	1,119
	Capital One Financial Corp.	4.800%	2/21/12	525	545
	Capital One Financial Corp.	7.375%	5/23/14	2,500	2,871
	Capital One Financial Corp.	5.500%	6/1/15	2,800	3,005
	Capital One Financial Corp.	6.150%	9/1/16	1,875	1,987
	Capital One Financial Corp.	5.250%	2/21/17	1,075	1,127
	Capital One Financial Corp.	6.750%	9/15/17	1,575	1,802
3,4	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	4,025	4,699
	Citigroup Inc.	5.100%	9/29/11	5,450	5,614
	Citigroup Inc.	5.250%	2/27/12	3,875	4,032

25

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Citigroup Inc.	5.500%	8/27/12	1,050	1,097
Citigroup Inc.	5.625%	8/27/12	2,400	2,476
Citigroup Inc.	5.300%	10/17/12	14,250	14,803
Citigroup Inc.	5.500%	4/11/13	8,325	8,648
Citigroup Inc.	6.500%	8/19/13	6,450	6,883
Citigroup Inc.	5.125%	5/5/14	825	847
Citigroup Inc.	6.375%	8/12/14	6,125	6,500
Citigroup Inc.	5.000%	9/15/14	10,150	10,147
Citigroup Inc.	5.500%	10/15/14	4,850	5,037
Citigroup Inc.	6.010%	1/15/15	3,250	3,408
Citigroup Inc.	4.700%	5/29/15	1,000	998
Citigroup Inc.	5.300%	1/7/16	5,550	5,609
Citigroup Inc.	5.500%	2/15/17	850	840
Citigroup Inc.	6.000%	8/15/17	4,325	4,495
Citigroup Inc.	6.125%	11/21/17	10,250	10,755
Citigroup Inc.	6.125%	5/15/18	8,633	9,059
Citigroup Inc.	8.500%	5/22/19	17,175	20,461
Citigroup Inc.	6.625%	6/15/32	1,925	1,896
Citigroup Inc.	5.875%	2/22/33	3,250	2,951
Citigroup Inc.	6.000%	10/31/33	2,525	2,274
Citigroup Inc.	5.850%	12/11/34	650	616
Citigroup Inc.	6.125%	8/25/36	3,000	2,734
Citigroup Inc.	5.875%	5/29/37	4,550	4,312
Citigroup Inc.	6.875%	3/5/38	4,500	4,788
Citigroup Inc.	8.125%	7/15/39	2,700	3,238
Comerica Bank	5.750%	11/21/16	3,775	4,011
Comerica Bank	5.200%	8/22/17	2,800	2,866
3 Comerica Capital Trust II	6.576%	2/20/37	950	803
Comerica Inc.	4.800%	5/1/15	2,600	2,706
Compass Bank	6.400%	10/1/17	900	907
Compass Bank	5.900%	4/1/26	650	603
4 Corestates Capital I	8.000%	12/15/26	1,600	1,588
Countrywide Financial Corp.	5.800%	6/7/12	1,800	1,893
Countrywide Financial Corp.	6.250%	5/15/16	450	468
Credit Suisse	3.450%	7/2/12	400	414
Credit Suisse	5.000%	5/15/13	5,900	6,293
Credit Suisse	5.500%	5/1/14	7,200	7,856
Credit Suisse	3.500%	3/23/15	10,600	10,763
Credit Suisse	6.000%	2/15/18	6,150	6,410
Credit Suisse	5.300%	8/13/19	8,925	9,480
3 Credit Suisse	5.860%	5/15/49	2,450	2,162
Credit Suisse AG	5.400%	1/14/20	3,800	3,792
Credit Suisse USA Inc.	4.875%	8/15/10	5,725	5,751
Credit Suisse USA Inc.	5.500%	8/16/11	1,475	1,542
Credit Suisse USA Inc.	6.125%	11/15/11	3,825	4,063
Credit Suisse USA Inc.	6.500%	1/15/12	975	1,045
Credit Suisse USA Inc.	5.500%	8/15/13	2,575	2,822
Credit Suisse USA Inc.	5.125%	1/15/14	625	670
Credit Suisse USA Inc.	4.875%	1/15/15	5,435	5,817
Credit Suisse USA Inc.	5.125%	8/15/15	3,665	3,978
Credit Suisse USA Inc.	7.125%	7/15/32	1,425	1,787
Deutsche Bank AG	5.375%	10/12/12	5,850	6,278
Deutsche Bank AG	2.375%	1/11/13	4,500	4,527
Deutsche Bank AG	4.875%	5/20/13	5,500	5,885
Deutsche Bank AG	3.450%	3/30/15	2,225	2,242
Deutsche Bank AG	6.000%	9/1/17	9,375	10,353

26

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Deutsche Bank Financial LLC	5.375%	3/2/15	4,650	5,002
Discover Bank	7.000%	4/15/20	1,800	1,817
FIA Card Services NA	6.625%	6/15/12	1,100	1,181
Fifth Third Bancorp	6.250%	5/1/13	100	108
Fifth Third Bancorp	4.500%	6/1/18	725	686
Fifth Third Bancorp	8.250%	3/1/38	3,225	3,629
Fifth Third Bank	4.750%	2/1/15	2,800	2,896
3 Fifth Third Capital Trust IV	6.500%	4/15/67	1,825	1,506
First Niagara Financial Group Inc.	6.750%	3/19/20	675	710
First Tennessee Bank NA	5.050%	1/15/15	500	480
First Union Institutional Capital I	8.040%	12/1/26	525	522
Golden West Financial Corp.	4.750%	10/1/12	975	1,017
Goldman Sachs Capital I	6.345%	2/15/34	4,975	4,470
Goldman Sachs Capital II	5.793%	12/29/49	2,550	1,919
Goldman Sachs Group Inc.	6.600%	1/15/12	6,750	7,143
Goldman Sachs Group Inc.	5.300%	2/14/12	325	339
Goldman Sachs Group Inc.	5.700%	9/1/12	275	290
Goldman Sachs Group Inc.	5.450%	11/1/12	3,550	3,755
Goldman Sachs Group Inc.	5.250%	4/1/13	3,150	3,324
Goldman Sachs Group Inc.	4.750%	7/15/13	4,275	4,467
Goldman Sachs Group Inc.	5.250%	10/15/13	5,100	5,401
Goldman Sachs Group Inc.	5.150%	1/15/14	3,125	3,283
Goldman Sachs Group Inc.	6.000%	5/1/14	10,825	11,672
Goldman Sachs Group Inc.	5.000%	10/1/14	11,175	11,697
Goldman Sachs Group Inc.	5.125%	1/15/15	6,525	6,855
Goldman Sachs Group Inc.	5.350%	1/15/16	8,900	9,268
Goldman Sachs Group Inc.	5.750%	10/1/16	2,000	2,118
Goldman Sachs Group Inc.	5.625%	1/15/17	4,275	4,328
Goldman Sachs Group Inc.	6.250%	9/1/17	8,625	9,188
Goldman Sachs Group Inc.	5.950%	1/18/18	5,775	5,996
Goldman Sachs Group Inc.	6.150%	4/1/18	7,475	7,836
Goldman Sachs Group Inc.	7.500%	2/15/19	2,400	2,685
Goldman Sachs Group Inc.	5.375%	3/15/20	4,125	4,083
Goldman Sachs Group Inc.	5.950%	1/15/27	4,650	4,448
Goldman Sachs Group Inc.	6.125%	2/15/33	10,700	10,489
Goldman Sachs Group Inc.	6.450%	5/1/36	2,175	2,080
Goldman Sachs Group Inc.	6.750%	10/1/37	17,000	16,709
4 HBOS PLC	6.750%	5/21/18	2,075	1,961
HSBC Bank USA NA	4.625%	4/1/14	3,475	3,678
HSBC Bank USA NA	5.875%	11/1/34	1,200	1,189
HSBC Bank USA NA	5.625%	8/15/35	1,225	1,175
HSBC Holdings PLC	7.625%	5/17/32	325	363
HSBC Holdings PLC	7.350%	11/27/32	600	664
HSBC Holdings PLC	6.500%	5/2/36	5,000	5,402
HSBC Holdings PLC	6.500%	9/15/37	5,850	6,104
HSBC Holdings PLC	6.800%	6/1/38	1,325	1,430
4 ICICI Bank Ltd.	6.625%	10/3/12	4,525	4,729
JP Morgan Chase Capital XV	5.875%	3/15/35	2,125	1,920
JP Morgan Chase Capital XVII	5.850%	8/1/35	250	222
JP Morgan Chase Capital XX	6.550%	9/29/36	2,250	2,182
JP Morgan Chase Capital XXII	6.450%	2/2/37	7,675	7,257
JP Morgan Chase Capital XXV	6.800%	10/1/37	2,775	2,751
JPMorgan Chase & Co.	4.500%	1/15/12	3,075	3,208
JPMorgan Chase & Co.	6.625%	3/15/12	2,975	3,188
JPMorgan Chase & Co.	5.375%	10/1/12	5,950	6,387
JPMorgan Chase & Co.	5.750%	1/2/13	2,175	2,344

27

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
JPMorgan Chase & Co.	4.750%	5/1/13	4,450	4,748
JPMorgan Chase & Co.	5.375%	1/15/14	450	491
JPMorgan Chase & Co.	4.875%	3/15/14	8,800	9,369
JPMorgan Chase & Co.	4.650%	6/1/14	4,600	4,911
JPMorgan Chase & Co.	5.125%	9/15/14	15,215	16,228
JPMorgan Chase & Co.	3.700%	1/20/15	9,500	9,701
JPMorgan Chase & Co.	4.750%	3/1/15	4,625	4,925
JPMorgan Chase & Co.	5.250%	5/1/15	2,025	2,195
JPMorgan Chase & Co.	5.150%	10/1/15	5,875	6,267
JPMorgan Chase & Co.	6.125%	6/27/17	3,325	3,627
JPMorgan Chase & Co.	6.000%	1/15/18	3,150	3,481
JPMorgan Chase & Co.	6.300%	4/23/19	9,950	11,246
JPMorgan Chase & Co.	6.400%	5/15/38	15,075	17,404
JPMorgan Chase Bank NA	5.875%	6/13/16	1,350	1,473
JPMorgan Chase Bank NA	6.000%	10/1/17	4,550	4,965
JPMorgan Chase Capital XXVII	7.000%	11/1/39	975	1,006
KeyBank NA	5.500%	9/17/12	2,000	2,132
KeyBank NA	5.800%	7/1/14	850	908
KeyBank NA	4.950%	9/15/15	2,025	2,070
KeyBank NA	5.450%	3/3/16	2,500	2,576
KeyCorp	6.500%	5/14/13	1,500	1,623
4 Lloyds TSB Bank PLC	4.375%	1/12/15	3,650	3,517
4 Lloyds TSB Bank PLC	5.800%	1/13/20	3,950	3,719
M&I Marshall & Ilsley Bank	6.375%	9/1/11	825	838
M&I Marshall & Ilsley Bank	5.250%	9/4/12	225	225
M&I Marshall & Ilsley Bank	4.850%	6/16/15	350	327
M&I Marshall & Ilsley Bank	5.000%	1/17/17	100	91
Manufacturers & Traders Trust Co.	6.625%	12/4/17	2,475	2,736
3 Manufacturers & Traders Trust Co.	5.585%	12/28/20	100	97
MBNA Corp.	7.500%	3/15/12	1,125	1,208
MBNA Corp.	6.125%	3/1/13	1,375	1,472
MBNA Corp.	5.000%	6/15/15	1,425	1,469
Mellon Funding Corp.	5.000%	12/1/14	875	964
Merrill Lynch & Co. Inc.	4.790%	8/4/10	525	527
Merrill Lynch & Co. Inc.	5.770%	7/25/11	1,075	1,118
Merrill Lynch & Co. Inc.	6.050%	8/15/12	3,475	3,688
Merrill Lynch & Co. Inc.	5.450%	2/5/13	3,225	3,363
Merrill Lynch & Co. Inc.	6.150%	4/25/13	7,200	7,692
Merrill Lynch & Co. Inc.	5.000%	2/3/14	5,325	5,510
Merrill Lynch & Co. Inc.	5.450%	7/15/14	850	898
Merrill Lynch & Co. Inc.	5.000%	1/15/15	11,281	11,628
Merrill Lynch & Co. Inc.	6.050%	5/16/16	1,025	1,058
Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,625	6,640
Merrill Lynch & Co. Inc.	6.400%	8/28/17	5,425	5,683
Merrill Lynch & Co. Inc.	6.875%	4/25/18	16,925	18,099
Merrill Lynch & Co. Inc.	6.500%	7/15/18	100	104
Merrill Lynch & Co. Inc.	6.220%	9/15/26	4,525	4,355
Merrill Lynch & Co. Inc.	6.110%	1/29/37	2,375	2,175
Merrill Lynch & Co. Inc.	7.750%	5/14/38	12,825	13,798
Morgan Stanley	5.625%	1/9/12	9,520	9,930
Morgan Stanley	6.600%	4/1/12	3,400	3,616
Morgan Stanley	5.750%	8/31/12	2,350	2,479
Morgan Stanley	6.750%	10/15/13	200	218
Morgan Stanley	4.750%	4/1/14	13,900	13,932
Morgan Stanley	6.000%	5/13/14	12,050	12,704
Morgan Stanley	4.200%	11/20/14	5,825	5,757

28

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Morgan Stanley	4.100%	1/26/15	3,300	3,220
Morgan Stanley	6.000%	4/28/15	11,475	12,017
Morgan Stanley	5.375%	10/15/15	2,100	2,134
Morgan Stanley	5.750%	10/18/16	4,700	4,795
Morgan Stanley	5.450%	1/9/17	3,225	3,192
Morgan Stanley	5.550%	4/27/17	1,375	1,364
Morgan Stanley	5.950%	12/28/17	5,100	5,165
Morgan Stanley	6.625%	4/1/18	11,975	12,501
Morgan Stanley	7.300%	5/13/19	9,300	10,001
Morgan Stanley	5.625%	9/23/19	13,700	13,245
Morgan Stanley	6.250%	8/9/26	5,425	5,464
Morgan Stanley	7.250%	4/1/32	750	841
National City Bank	4.625%	5/1/13	725	768
National City Corp.	4.900%	1/15/15	850	915
National City Corp.	6.875%	5/15/19	525	592
3 National City Preferred Capital Trust I	12.000%	12/31/49	1,575	1,717
North American Development Bank	4.375%	2/11/20	975	1,020
North Fork Bancorporation Inc.	5.875%	8/15/12	100	105
Northern Trust Co.	6.500%	8/15/18	425	498
Northern Trust Corp.	5.500%	8/15/13	425	472
Northern Trust Corp.	4.625%	5/1/14	1,025	1,117
Paribas	6.950%	7/22/13	325	357
PNC Bank NA	4.875%	9/21/17	3,575	3,626
PNC Bank NA	6.000%	12/7/17	325	350
PNC Funding Corp.	5.125%	12/14/10	1,450	1,476
PNC Funding Corp.	3.625%	2/8/15	1,925	1,976
PNC Funding Corp.	4.250%	9/21/15	650	679
PNC Funding Corp.	5.250%	11/15/15	2,825	3,032
PNC Funding Corp.	5.625%	2/1/17	325	345
PNC Funding Corp.	6.700%	6/10/19	6,475	7,441
PNC Funding Corp.	5.125%	2/8/20	2,325	2,422
Regions Bank	7.500%	5/15/18	1,325	1,345
Regions Financial Corp.	4.875%	4/26/13	850	844
Regions Financial Corp.	7.750%	11/10/14	1,625	1,732
Regions Financial Corp.	5.750%	6/15/15	575	568
Royal Bank of Canada	2.100%	7/29/13	6,200	6,296
Royal Bank of Scotland Group PLC	5.050%	1/8/15	1,800	1,667
Royal Bank of Scotland Group PLC	6.400%	10/21/19	10,150	10,276
Royal Bank Of Scotland NV	4.650%	6/4/18	100	86
4 Royal Bank of Scotland PLC	4.875%	8/25/14	1,800	1,795
Royal Bank of Scotland PLC	4.875%	3/16/15	3,975	3,955
SouthTrust Corp.	5.800%	6/15/14	750	807
Sovereign Bank	5.125%	3/15/13	625	633
Sovereign Bank	8.750%	5/30/18	675	757
4 Standard Chartered PLC	6.409%	12/31/49	1,975	1,659
State Street Bank and Trust Co.	5.300%	1/15/16	900	970
State Street Corp.	4.300%	5/30/14	1,600	1,716
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,075	4,532
SunTrust Bank	5.000%	9/1/15	100	102
SunTrust Bank	5.450%	12/1/17	100	100
SunTrust Bank	7.250%	3/15/18	375	407
SunTrust Banks Inc.	5.250%	11/5/12	1,800	1,890
SunTrust Banks Inc.	6.000%	9/11/17	1,300	1,322
SunTrust Capital VIII	6.100%	12/15/36	657	503
UBS AG	3.875%	1/15/15	1,300	1,290
UBS AG	7.000%	10/15/15	1,000	1,106

29

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
UBS AG	5.875%	7/15/16	2,325	2,435
UBS AG	7.375%	6/15/17	1,050	1,159
UBS AG	5.875%	12/20/17	6,525	6,915
UBS AG	5.750%	4/25/18	2,925	3,068
UFJ Finance Aruba AEC	6.750%	7/15/13	9,750	10,929
Union Bank NA	5.950%	5/11/16	1,375	1,462
UnionBanCal Corp.	5.250%	12/16/13	700	755
US Bancorp	3.150%	3/4/15	600	612
US Bank NA	6.375%	8/1/11	2,200	2,325
US Bank NA	6.300%	2/4/14	3,150	3,571
US Bank NA	4.950%	10/30/14	4,800	5,248
US Bank NA	4.800%	4/15/15	850	927
USB Capital XIII Trust	6.625%	12/15/39	675	714
Wachovia Bank NA	7.800%	8/18/10	2,850	2,874
Wachovia Bank NA	4.800%	11/1/14	425	445
Wachovia Bank NA	4.875%	2/1/15	6,050	6,371
Wachovia Bank NA	5.000%	8/15/15	325	344
Wachovia Bank NA	6.000%	11/15/17	2,500	2,733
Wachovia Bank NA	5.850%	2/1/37	5,775	5,714
Wachovia Bank NA	6.600%	1/15/38	4,225	4,650
Wachovia Corp.	5.300%	10/15/11	4,125	4,323
Wachovia Corp.	5.500%	5/1/13	4,353	4,694
Wachovia Corp.	4.875%	2/15/14	5,275	5,522
Wachovia Corp.	5.250%	8/1/14	1,900	2,009
Wachovia Corp.	5.625%	10/15/16	3,800	4,073
Wachovia Corp.	5.750%	6/15/17	6,425	7,053
Wachovia Corp.	5.750%	2/1/18	325	357
Wachovia Corp.	6.605%	10/1/25	100	108
Wachovia Corp.	7.500%	4/15/35	275	319
Wachovia Corp.	5.500%	8/1/35	1,325	1,228
Wachovia Corp.	6.550%	10/15/35	250	263
Wells Fargo & Co.	4.875%	1/12/11	3,425	3,493
Wells Fargo & Co.	6.375%	8/1/11	425	447
Wells Fargo & Co.	5.300%	8/26/11	9,575	10,006
Wells Fargo & Co.	5.125%	9/1/12	1,200	1,279
Wells Fargo & Co.	5.250%	10/23/12	11,575	12,423
Wells Fargo & Co.	4.375%	1/31/13	5,100	5,398
Wells Fargo & Co.	4.950%	10/16/13	1,150	1,219
Wells Fargo & Co.	3.750%	10/1/14	2,050	2,110
Wells Fargo & Co.	3.625%	4/15/15	6,425	6,538
Wells Fargo & Co.	5.625%	12/11/17	6,725	7,355
Wells Fargo & Co.	5.375%	2/7/35	4,700	4,762
Wells Fargo Bank NA	4.750%	2/9/15	4,925	5,174
Wells Fargo Bank NA	5.750%	5/16/16	3,600	3,915
Wells Fargo Bank NA	5.950%	8/26/36	700	713
Wells Fargo Capital X	5.950%	12/15/36	725	642
Wells Fargo Capital XIII	7.700%	12/29/49	5,325	5,285
Wells Fargo Capital XV	9.750%	12/29/49	3,650	3,887
Wells Fargo Financial Inc.	5.500%	8/1/12	1,225	1,310
Westpac Banking Corp.	2.250%	11/19/12	3,725	3,761
Westpac Banking Corp.	4.200%	2/27/15	10,025	10,478
Westpac Banking Corp.	4.875%	11/19/19	3,725	3,820

Brokerage (0.1%)
Ameriprise Financial Inc.	5.650%	11/15/15	1,550	1,738
Ameriprise Financial Inc.	5.300%	3/15/20	775	814

30

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Ameriprise Financial Inc.	7.518%	6/1/66	2,275	2,230
BlackRock Inc.	2.250%	12/10/12	2,300	2,353
BlackRock Inc.	3.500%	12/10/14	1,700	1,768
BlackRock Inc.	6.250%	9/15/17	1,150	1,327
BlackRock Inc.	5.000%	12/10/19	100	107
Charles Schwab Corp.	4.950%	6/1/14	3,925	4,247
4 FMR LLC	7.490%	6/15/19	200	238
Franklin Resources Inc.	2.000%	5/20/13	2,650	2,669
Franklin Resources Inc.	3.125%	5/20/15	1,450	1,485
Franklin Resources Inc.	4.625%	5/20/20	700	733
Jefferies Group Inc.	8.500%	7/15/19	2,105	2,374
Jefferies Group Inc.	6.450%	6/8/27	5,800	5,438
Jefferies Group Inc.	6.250%	1/15/36	4,225	3,760
Lazard Group LLC	6.850%	6/15/17	2,675	2,706
Nomura Holdings Inc.	5.000%	3/4/15	2,425	2,565
Nomura Holdings Inc.	6.700%	3/4/20	3,850	4,062
TD Ameritrade Holding Corp.	2.950%	12/1/12	775	789
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,025	1,066
TD Ameritrade Holding Corp.	5.600%	12/1/19	925	975

Finance Companies (0.8%)
Block Financial LLC	7.875%	1/15/13	525	584
Block Financial LLC	5.125%	10/30/14	2,500	2,601
Discover Financial Services	6.450%	6/12/17	325	333
Discover Financial Services	10.250%	7/15/19	950	1,127
GATX Corp.	4.750%	10/1/12	1,000	1,051
General Electric Capital Corp.	4.250%	9/13/10	1,025	1,031
General Electric Capital Corp.	5.000%	11/15/11	4,225	4,429
General Electric Capital Corp.	4.375%	11/21/11	550	572
General Electric Capital Corp.	5.875%	2/15/12	2,800	2,965
General Electric Capital Corp.	4.375%	3/3/12	4,000	4,164
General Electric Capital Corp.	5.000%	4/10/12	100	105
General Electric Capital Corp.	6.000%	6/15/12	16,325	17,562
General Electric Capital Corp.	3.500%	8/13/12	3,775	3,901
General Electric Capital Corp.	5.250%	10/19/12	19,100	20,400
General Electric Capital Corp.	2.800%	1/8/13	6,975	7,080
General Electric Capital Corp.	5.450%	1/15/13	2,975	3,216
General Electric Capital Corp.	4.800%	5/1/13	3,425	3,654
General Electric Capital Corp.	5.900%	5/13/14	5,125	5,663
General Electric Capital Corp.	5.500%	6/4/14	5,150	5,621
General Electric Capital Corp.	5.650%	6/9/14	5,800	6,368
General Electric Capital Corp.	3.750%	11/14/14	12,475	12,708
General Electric Capital Corp.	5.400%	2/15/17	14,850	15,789
General Electric Capital Corp.	5.625%	9/15/17	1,775	1,898
General Electric Capital Corp.	5.625%	5/1/18	14,275	15,187
General Electric Capital Corp.	6.000%	8/7/19	10,675	11,576
General Electric Capital Corp.	5.500%	1/8/20	1,625	1,719
General Electric Capital Corp.	6.750%	3/15/32	5,900	6,284
General Electric Capital Corp.	6.150%	8/7/37	5,350	5,457
General Electric Capital Corp.	5.875%	1/14/38	15,100	14,750
General Electric Capital Corp.	6.875%	1/10/39	11,125	12,205
3 General Electric Capital Corp.	6.375%	11/15/67	3,675	3,418
3 HSBC Finance Capital Trust IX	5.911%	11/30/35	675	572
HSBC Finance Corp.	6.375%	10/15/11	1,775	1,864
HSBC Finance Corp.	7.000%	5/15/12	4,575	4,916
HSBC Finance Corp.	5.900%	6/19/12	1,250	1,328

31

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
HSBC Finance Corp.	6.375%	11/27/12	4,500	4,862
HSBC Finance Corp.	4.750%	7/15/13	1,000	1,043
HSBC Finance Corp.	5.250%	1/15/14	1,425	1,520
HSBC Finance Corp.	5.000%	6/30/15	12,850	13,369
HSBC Finance Corp.	5.500%	1/19/16	425	455
SLM Corp.	5.400%	10/25/11	7,050	7,076
SLM Corp.	5.375%	1/15/13	1,150	1,115
SLM Corp.	5.000%	10/1/13	1,250	1,181
SLM Corp.	5.375%	5/15/14	3,175	2,893
SLM Corp.	5.050%	11/14/14	975	866
SLM Corp.	8.450%	6/15/18	4,950	4,599
SLM Corp.	8.000%	3/25/20	4,500	3,975
SLM Corp.	5.625%	8/1/33	5,000	3,565

Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	1,000	1,184
ACE INA Holdings Inc.	5.875%	6/15/14	2,500	2,781
ACE INA Holdings Inc.	5.600%	5/15/15	1,725	1,906
ACE INA Holdings Inc.	5.700%	2/15/17	1,400	1,529
ACE INA Holdings Inc.	5.800%	3/15/18	425	468
ACE INA Holdings Inc.	5.900%	6/15/19	550	607
ACE INA Holdings Inc.	6.700%	5/15/36	900	1,043
AEGON Funding Co. LLC	5.750%	12/15/20	375	388
Aegon NV	4.750%	6/1/13	800	830
Aetna Inc.	6.000%	6/15/16	1,200	1,370
Aetna Inc.	6.500%	9/15/18	875	1,014
Aetna Inc.	6.625%	6/15/36	3,075	3,436
Aetna Inc.	6.750%	12/15/37	75	85
Aflac Inc.	8.500%	5/15/19	1,100	1,321
Aflac Inc.	6.900%	12/17/39	2,450	2,529
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	5,375	5,898
Allstate Corp.	6.125%	2/15/12	900	965
Allstate Corp.	5.000%	8/15/14	3,325	3,639
Allstate Corp.	6.125%	12/15/32	950	1,007
Allstate Corp.	5.350%	6/1/33	225	216
Allstate Corp.	5.550%	5/9/35	475	469
Allstate Corp.	5.950%	4/1/36	1,000	1,041
3 Allstate Corp.	6.125%	5/15/37	850	750
3 Allstate Corp.	6.500%	5/15/57	1,625	1,464
Allstate Life Global Funding Trusts	5.375%	4/30/13	1,425	1,561
American Financial Group Inc.	9.875%	6/15/19	775	936
American International Group Inc.	5.375%	10/18/11	1,225	1,233
American International Group Inc.	4.950%	3/20/12	1,875	1,887
American International Group Inc.	4.250%	5/15/13	3,550	3,448
American International Group Inc.	5.050%	10/1/15	1,400	1,295
American International Group Inc.	5.600%	10/18/16	1,150	1,047
American International Group Inc.	5.450%	5/18/17	2,100	1,872
American International Group Inc.	5.850%	1/16/18	3,300	2,954
American International Group Inc.	8.250%	8/15/18	950	965
American International Group Inc.	6.250%	5/1/36	11,200	8,862
AON Corp.	8.205%	1/1/27	325	340
Arch Capital Group Ltd.	7.350%	5/1/34	1,175	1,202
Assurant Inc.	5.625%	2/15/14	625	661
Assurant Inc.	6.750%	2/15/34	1,425	1,417
AXA SA	8.600%	12/15/30	3,925	4,418
Axis Capital Holdings Ltd.	5.750%	12/1/14	725	760

32

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Axis Specialty Finance LLC	5.875%	6/1/20	6,225	5,970
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	675	711
Berkshire Hathaway Finance Corp.	4.600%	5/15/13	100	109
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,850	6,426
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	1,050	1,153
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	4,775	5,321
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,325	3,522
Berkshire Hathaway Inc.	1.400%	2/10/12	3,700	3,719
Berkshire Hathaway Inc.	2.125%	2/11/13	3,700	3,780
Berkshire Hathaway Inc.	3.200%	2/11/15	3,700	3,804
Chubb Corp.	5.200%	4/1/13	425	464
Chubb Corp.	5.750%	5/15/18	750	835
Chubb Corp.	6.000%	5/11/37	2,800	3,062
Chubb Corp.	6.500%	5/15/38	700	796
3 Chubb Corp.	6.375%	3/29/67	5,650	5,476
CIGNA Corp.	6.350%	3/15/18	325	365
CIGNA Corp.	5.125%	6/15/20	875	910
CIGNA Corp.	7.875%	5/15/27	425	506
CIGNA Corp.	6.150%	11/15/36	2,150	2,236
Cincinnati Financial Corp.	6.920%	5/15/28	325	331
Cincinnati Financial Corp.	6.125%	11/1/34	1,175	1,127
CNA Financial Corp.	6.000%	8/15/11	825	851
CNA Financial Corp.	5.850%	12/15/14	2,000	2,113
CNA Financial Corp.	6.500%	8/15/16	1,750	1,826
CNA Financial Corp.	7.350%	11/15/19	1,650	1,766
Coventry Health Care Inc.	6.300%	8/15/14	3,850	4,049
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	2,730	2,571
Genworth Financial Inc.	5.750%	6/15/14	300	302
Genworth Financial Inc.	4.950%	10/1/15	375	369
Genworth Financial Inc.	8.625%	12/15/16	4,125	4,389
Genworth Financial Inc.	6.515%	5/22/18	900	864
Genworth Financial Inc.	6.500%	6/15/34	1,075	957
Hartford Financial Services Group Inc.	5.250%	10/15/11	1,400	1,454
Hartford Financial Services Group Inc.	4.625%	7/15/13	625	649
Hartford Financial Services Group Inc.	5.500%	10/15/16	975	1,020
Hartford Financial Services Group Inc.	5.375%	3/15/17	900	897
Hartford Financial Services Group Inc.	6.000%	1/15/19	425	430
Hartford Financial Services Group Inc.	5.950%	10/15/36	550	479
Hartford Financial Services Group Inc.	6.100%	10/1/41	1,775	1,534
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,600	1,676
Humana Inc.	7.200%	6/15/18	100	111
Humana Inc.	6.300%	8/1/18	150	160
Humana Inc.	8.150%	6/15/38	2,500	2,720
Jefferson-Pilot Corp.	4.750%	1/30/14	275	286
Lincoln National Corp.	6.200%	12/15/11	325	343
Lincoln National Corp.	5.650%	8/27/12	950	1,007
Lincoln National Corp.	8.750%	7/1/19	900	1,106
Lincoln National Corp.	6.150%	4/7/36	2,475	2,367
Lincoln National Corp.	7.000%	6/15/40	500	529
Loews Corp.	5.250%	3/15/16	950	1,020
Loews Corp.	6.000%	2/1/35	200	195
Markel Corp.	7.125%	9/30/19	825	914
Marsh & McLennan Cos. Inc.	5.150%	9/15/10	700	705
Marsh & McLennan Cos. Inc.	6.250%	3/15/12	1,900	2,006
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	100	105
Marsh & McLennan Cos. Inc.	5.750%	9/15/15	300	321

33

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	825	1,041
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	93
4 Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	575	776
MetLife Inc.	6.125%	12/1/11	200	212
MetLife Inc.	5.375%	12/15/12	1,775	1,904
MetLife Inc.	5.000%	11/24/13	1,275	1,366
MetLife Inc.	5.000%	6/15/15	1,350	1,445
MetLife Inc.	7.717%	2/15/19	825	978
MetLife Inc.	6.500%	12/15/32	750	794
MetLife Inc.	6.375%	6/15/34	975	1,030
MetLife Inc.	5.700%	6/15/35	375	368
MetLife Inc.	6.400%	12/15/36	3,650	3,243
4 Metropolitan Life Global Funding I	2.875%	9/17/12	2,200	2,251
4 Metropolitan Life Global Funding I	5.125%	6/10/14	5,225	5,665
Nationwide Financial Services	6.750%	5/15/37	200	151
OneBeacon US Holdings Inc.	5.875%	5/15/13	600	627
PartnerRe Finance B LLC	5.500%	6/1/20	1,500	1,451
Principal Financial Group Inc.	7.875%	5/15/14	1,525	1,760
Principal Financial Group Inc.	6.050%	10/15/36	950	897
Principal Life Income Funding Trusts	5.300%	12/14/12	1,450	1,562
Principal Life Income Funding Trusts	5.300%	4/24/13	1,825	1,963
Principal Life Income Funding Trusts	5.100%	4/15/14	1,250	1,327
Progressive Corp.	6.375%	1/15/12	700	748
Progressive Corp.	6.625%	3/1/29	1,300	1,445
Progressive Corp.	6.250%	12/1/32	100	108
3 Progressive Corp.	6.700%	6/15/37	2,300	2,209
Protective Life Corp.	7.375%	10/15/19	950	1,032
Protective Life Corp.	8.450%	10/15/39	900	951
Protective Life Secured Trusts	4.850%	8/16/10	800	803
Prudential Financial Inc.	5.100%	12/14/11	125	131
Prudential Financial Inc.	5.800%	6/15/12	975	1,041
Prudential Financial Inc.	3.625%	9/17/12	775	799
Prudential Financial Inc.	5.150%	1/15/13	975	1,033
Prudential Financial Inc.	4.500%	7/15/13	1,825	1,926
Prudential Financial Inc.	4.750%	4/1/14	650	684
Prudential Financial Inc.	5.100%	9/20/14	8,000	8,482
Prudential Financial Inc.	6.200%	1/15/15	2,750	3,035
Prudential Financial Inc.	4.750%	6/13/15	5,750	5,995
Prudential Financial Inc.	5.500%	3/15/16	175	185
Prudential Financial Inc.	6.100%	6/15/17	325	350
Prudential Financial Inc.	6.000%	12/1/17	1,225	1,316
Prudential Financial Inc.	5.750%	7/15/33	675	646
Prudential Financial Inc.	5.400%	6/13/35	2,775	2,495
Prudential Financial Inc.	5.900%	3/17/36	1,300	1,242
Prudential Financial Inc.	5.700%	12/14/36	5,475	5,055
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	675	726
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	1,225	1,297
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	525	588
Torchmark Corp.	6.375%	6/15/16	1,225	1,282
Transatlantic Holdings Inc.	8.000%	11/30/39	4,425	4,475
Travelers Cos. Inc.	5.375%	6/15/12	100	107
Travelers Cos. Inc.	5.500%	12/1/15	625	699
Travelers Cos. Inc.	6.250%	6/20/16	1,100	1,277
Travelers Cos. Inc.	5.750%	12/15/17	1,375	1,511
Travelers Cos. Inc.	5.800%	5/15/18	100	110
Travelers Cos. Inc.	5.900%	6/2/19	1,275	1,411

34

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Travelers Cos. Inc.	6.250%	3/15/37	800	750
Travelers Cos. Inc.	6.250%	6/15/37	4,955	5,475
Travelers Property Casualty Corp.	6.375%	3/15/33	100	111
UnitedHealth Group Inc.	5.500%	11/15/12	1,925	2,079
UnitedHealth Group Inc.	4.875%	2/15/13	975	1,047
UnitedHealth Group Inc.	4.875%	4/1/13	975	1,048
UnitedHealth Group Inc.	5.000%	8/15/14	4,900	5,307
UnitedHealth Group Inc.	4.875%	3/15/15	875	941
UnitedHealth Group Inc.	6.000%	6/15/17	1,825	2,045
UnitedHealth Group Inc.	6.000%	2/15/18	4,750	5,321
UnitedHealth Group Inc.	5.800%	3/15/36	4,525	4,555
UnitedHealth Group Inc.	6.500%	6/15/37	625	675
UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,558
UnitedHealth Group Inc.	6.875%	2/15/38	1,675	1,881
Unum Group	7.125%	9/30/16	1,250	1,356
Validus Holdings Ltd.	8.875%	1/26/40	1,150	1,201
WellPoint Health Networks Inc.	6.375%	1/15/12	1,000	1,067
WellPoint Inc.	5.000%	1/15/11	1,875	1,907
WellPoint Inc.	6.800%	8/1/12	625	688
WellPoint Inc.	6.000%	2/15/14	550	614
WellPoint Inc.	5.000%	12/15/14	4,650	5,055
WellPoint Inc.	5.250%	1/15/16	550	601
WellPoint Inc.	5.875%	6/15/17	900	1,004
WellPoint Inc.	5.950%	12/15/34	2,200	2,229
WellPoint Inc.	5.850%	1/15/36	2,400	2,400
WellPoint Inc.	6.375%	6/15/37	325	350
Willis North America Inc.	5.625%	7/15/15	1,225	1,291
Willis North America Inc.	6.200%	3/28/17	1,125	1,166
Willis North America Inc.	7.000%	9/29/19	150	160
XL Capital Ltd.	5.250%	9/15/14	350	364
XL Capital Ltd.	6.375%	11/15/24	175	182
XL Capital Ltd.	6.250%	5/15/27	2,425	2,292

Other Finance (0.1%)
CME Group Inc.	5.400%	8/1/13	2,900	3,199
CME Group Inc.	5.750%	2/15/14	1,075	1,196
NASDAQ OMX Group Inc.	4.000%	1/15/15	1,275	1,296
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,200	1,227
ORIX Corp.	5.480%	11/22/11	1,800	1,862
XTRA Finance Corp.	5.150%	4/1/17	4,525	4,900

Real Estate Investment Trusts (0.3%)
AMB Property LP	6.625%	12/1/19	850	921
Arden Realty LP	5.250%	3/1/15	250	265
AvalonBay Communities Inc.	5.500%	1/15/12	356	375
AvalonBay Communities Inc.	6.125%	11/1/12	106	115
AvalonBay Communities Inc.	5.750%	9/15/16	275	301
Boston Properties LP	6.250%	1/15/13	1,400	1,526
Boston Properties LP	5.625%	4/15/15	1,375	1,486
Boston Properties LP	5.625%	11/15/20	4,000	4,167
Brandywine Operating Partnership LP	5.750%	4/1/12	550	568
Brandywine Operating Partnership LP	5.400%	11/1/14	875	892
Brandywine Operating Partnership LP	7.500%	5/15/15	1,400	1,546
Brandywine Operating Partnership LP	5.700%	5/1/17	275	270
4 Digital Realty Trust LP	4.500%	7/15/15	550	548
Duke Realty LP	6.250%	5/15/13	2,350	2,512

35

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Duke Realty LP	7.375%	2/15/15	3,675	4,116
Duke Realty LP	5.950%	2/15/17	1,300	1,346
Duke Realty LP	8.250%	8/15/19	875	1,024
ERP Operating LP	6.625%	3/15/12	1,150	1,235
ERP Operating LP	5.500%	10/1/12	1,100	1,175
ERP Operating LP	5.250%	9/15/14	1,350	1,454
ERP Operating LP	5.125%	3/15/16	600	631
ERP Operating LP	5.375%	8/1/16	975	1,048
ERP Operating LP	5.750%	6/15/17	550	598
HCP Inc.	6.450%	6/25/12	2,075	2,212
HCP Inc.	5.650%	12/15/13	2,225	2,343
HCP Inc.	6.300%	9/15/16	950	987
HCP Inc.	6.000%	1/30/17	425	435
HCP Inc.	6.700%	1/30/18	1,700	1,804
Health Care REIT Inc.	6.000%	11/15/13	525	571
Health Care REIT Inc.	6.200%	6/1/16	3,250	3,498
Health Care REIT Inc.	6.125%	4/15/20	350	361
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,600	1,682
Hospitality Properties Trust	7.875%	8/15/14	1,375	1,526
Hospitality Properties Trust	5.125%	2/15/15	1,775	1,776
HRPT Properties Trust	6.250%	8/15/16	575	585
HRPT Properties Trust	6.250%	6/15/17	1,725	1,764
Kimco Realty Corp.	5.783%	3/15/16	400	426
Kimco Realty Corp.	6.875%	10/1/19	3,575	3,984
Liberty Property LP	5.125%	3/2/15	3,200	3,311
Liberty Property LP	5.500%	12/15/16	625	645
Mack-Cali Realty LP	7.750%	8/15/19	675	784
National Retail Properties Inc.	6.875%	10/15/17	2,700	2,937
Nationwide Health Properties Inc.	6.250%	2/1/13	1,400	1,504
ProLogis	5.625%	11/15/15	1,200	1,144
ProLogis	5.750%	4/1/16	1,025	972
ProLogis	5.625%	11/15/16	1,200	1,114
ProLogis	7.375%	10/30/19	2,075	2,025
ProLogis	6.875%	3/15/20	3,200	3,011
Realty Income Corp.	6.750%	8/15/19	2,575	2,844
Regency Centers LP	6.750%	1/15/12	2,350	2,466
Regency Centers LP	5.250%	8/1/15	625	652
Simon Property Group LP	4.875%	8/15/10	1,875	1,883
Simon Property Group LP	5.300%	5/30/13	2,475	2,663
Simon Property Group LP	6.750%	5/15/14	6,350	7,087
Simon Property Group LP	4.200%	2/1/15	450	465
Simon Property Group LP	5.750%	12/1/15	1,375	1,501
Simon Property Group LP	6.100%	5/1/16	150	166
Simon Property Group LP	5.250%	12/1/16	3,525	3,775
Simon Property Group LP	5.875%	3/1/17	1,375	1,502
Simon Property Group LP	6.125%	5/30/18	1,700	1,870
Simon Property Group LP	5.650%	2/1/20	3,050	3,230
Simon Property Group LP	6.750%	2/1/40	300	331
Tanger Properties LP	6.150%	11/15/15	1,250	1,361
				2,118,204
Industrial (10.7%)
Basic Industry (1.0%)
Agrium Inc.	6.750%	1/15/19	1,500	1,742
Airgas Inc.	4.500%	9/15/14	800	837
Alcoa Inc.	6.000%	1/15/12	950	988
Alcoa Inc.	5.375%	1/15/13	1,150	1,191

36

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alcoa Inc.	6.000%	7/15/13	3,050	3,206
Alcoa Inc.	6.750%	7/15/18	100	101
Alcoa Inc.	5.720%	2/23/19	2,300	2,191
Alcoa Inc.	5.870%	2/23/22	550	512
Alcoa Inc.	5.900%	2/1/27	4,950	4,325
Alcoa Inc.	6.750%	1/15/28	4,180	3,935
Allegheny Technologies Inc.	9.375%	6/1/19	2,975	3,481
AngloGold Ashanti Holdings PLC	5.375%	4/15/20	575	576
AngloGold Ashanti Holdings PLC	6.500%	4/15/40	875	898
ArcelorMittal	5.375%	6/1/13	4,025	4,233
ArcelorMittal	9.000%	2/15/15	1,350	1,594
ArcelorMittal	6.125%	6/1/18	3,000	3,137
ArcelorMittal	9.850%	6/1/19	6,700	8,369
ArcelorMittal	7.000%	10/15/39	5,200	5,468
Barrick Australian Finance Pty Ltd.	5.950%	10/15/39	1,550	1,651
Barrick Gold Corp.	6.950%	4/1/19	200	240
Barrick Gold Finance Co.	4.875%	11/15/14	400	435
Barrick Gold Financeco LLC	6.125%	9/15/13	2,275	2,554
Barrick North America Finance LLC	6.800%	9/15/18	1,650	1,958
Barrick North America Finance LLC	7.500%	9/15/38	2,100	2,638
BHP Billiton Finance USA Ltd.	5.125%	3/29/12	950	1,012
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	175	203
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	2,450	2,656
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	5,125	5,718
BHP Billiton Finance USA Ltd.	5.250%	12/15/15	1,550	1,755
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	393
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	4,900	5,887
Celulosa Arauco y Constitucion SA	5.125%	7/9/13	325	342
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	1,000	1,070
Cliffs Natural Resources Inc.	5.900%	3/15/20	350	373
Commercial Metals Co.	6.500%	7/15/17	800	807
Commercial Metals Co.	7.350%	8/15/18	1,925	2,016
Cytec Industries Inc.	8.950%	7/1/17	550	670
Dow Chemical Co.	4.850%	8/15/12	5,050	5,308
Dow Chemical Co.	6.000%	10/1/12	500	538
Dow Chemical Co.	7.600%	5/15/14	4,375	5,037
Dow Chemical Co.	5.900%	2/15/15	12,300	13,412
Dow Chemical Co.	8.550%	5/15/19	3,675	4,499
Dow Chemical Co.	7.375%	11/1/29	1,500	1,670
Dow Chemical Co.	9.400%	5/15/39	725	1,002
Eastman Chemical Co.	7.250%	1/15/24	2,525	3,040
Eastman Chemical Co.	7.600%	2/1/27	675	809
EI du Pont de Nemours & Co.	4.750%	11/15/12	1,400	1,510
EI du Pont de Nemours & Co.	5.000%	1/15/13	4,525	4,907
EI du Pont de Nemours & Co.	5.000%	7/15/13	2,375	2,614
EI du Pont de Nemours & Co.	5.875%	1/15/14	4,055	4,604
EI du Pont de Nemours & Co.	5.250%	12/15/16	225	256
EI du Pont de Nemours & Co.	6.000%	7/15/18	7,275	8,504
EI du Pont de Nemours & Co.	6.500%	1/15/28	525	617
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	4,450	4,806
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	5,200	5,720
ICI Wilmington Inc.	5.625%	12/1/13	200	217
International Paper Co.	5.300%	4/1/15	1,600	1,707
International Paper Co.	7.950%	6/15/18	6,875	8,146
International Paper Co.	9.375%	5/15/19	4,800	6,144
International Paper Co.	7.500%	8/15/21	4,600	5,361

37

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
International Paper Co.	7.300%	11/15/39	2,225	2,457
Lubrizol Corp.	5.500%	10/1/14	2,100	2,260
Lubrizol Corp.	8.875%	2/1/19	1,075	1,338
Lubrizol Corp.	6.500%	10/1/34	2,375	2,419
Monsanto Co.	7.375%	8/15/12	475	533
Monsanto Co.	5.125%	4/15/18	850	947
Monsanto Co.	5.875%	4/15/38	4,300	4,745
4 Mosaic Co.	7.375%	12/1/14	1,475	1,549
4 Mosaic Co.	7.625%	12/1/16	3,349	3,659
Newmont Mining Corp.	5.125%	10/1/19	1,000	1,067
Newmont Mining Corp.	5.875%	4/1/35	750	777
Newmont Mining Corp.	6.250%	10/1/39	7,150	7,815
Nucor Corp.	5.000%	12/1/12	200	217
Nucor Corp.	5.000%	6/1/13	100	109
Nucor Corp.	5.750%	12/1/17	425	483
Nucor Corp.	5.850%	6/1/18	1,725	1,966
Nucor Corp.	6.400%	12/1/37	1,225	1,409
Placer Dome Inc.	6.450%	10/15/35	1,050	1,195
Plum Creek Timberlands LP	5.875%	11/15/15	1,250	1,370
Potash Corp. of Saskatchewan Inc.	4.875%	3/1/13	1,050	1,134
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	2,000	2,087
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,900	4,147
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200	215
PPG Industries Inc.	5.750%	3/15/13	1,050	1,149
PPG Industries Inc.	6.650%	3/15/18	1,950	2,298
Praxair Inc.	6.375%	4/1/12	525	571
Praxair Inc.	1.750%	11/15/12	1,050	1,063
Praxair Inc.	3.950%	6/1/13	200	213
Praxair Inc.	4.375%	3/31/14	825	893
Praxair Inc.	5.250%	11/15/14	2,000	2,248
Praxair Inc.	4.625%	3/30/15	1,050	1,153
Praxair Inc.	5.200%	3/15/17	325	362
Praxair Inc.	4.500%	8/15/19	1,600	1,699
Reliance Steel & Aluminum Co.	6.200%	11/15/16	100	104
Reliance Steel & Aluminum Co.	6.850%	11/15/36	100	98
Rio Tinto Alcan Inc.	4.875%	9/15/12	600	636
Rio Tinto Alcan Inc.	4.500%	5/15/13	1,850	1,950
Rio Tinto Alcan Inc.	5.200%	1/15/14	200	216
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	271
Rio Tinto Alcan Inc.	6.125%	12/15/33	2,725	2,929
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	6,775	7,402
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	4,625	5,613
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	3,000	3,413
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	7,200	9,420
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,375	1,629
Rohm and Haas Co.	6.000%	9/15/17	2,325	2,516
Sherwin-Williams Co.	3.125%	12/15/14	1,350	1,403
Southern Copper Corp.	5.375%	4/16/20	1,000	1,005
Southern Copper Corp.	7.500%	7/27/35	2,500	2,733
Southern Copper Corp.	6.750%	4/16/40	1,600	1,601
Teck Resources Ltd.	9.750%	5/15/14	4,150	4,907
Teck Resources Ltd.	10.250%	5/15/16	4,175	4,916
Teck Resources Ltd.	10.750%	5/15/19	4,050	4,941
Vale Inco Ltd.	7.750%	5/15/12	175	192
Vale Inco Ltd.	5.700%	10/15/15	1,200	1,306
Vale Inco Ltd.	7.200%	9/15/32	325	358

38

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vale Overseas Ltd.	6.250%	1/11/16	625	685
Vale Overseas Ltd.	6.250%	1/23/17	1,425	1,549
Vale Overseas Ltd.	5.625%	9/15/19	1,525	1,613
Vale Overseas Ltd.	8.250%	1/17/34	800	939
Vale Overseas Ltd.	6.875%	11/21/36	5,325	5,523
Vale Overseas Ltd.	6.875%	11/10/39	5,275	5,535
Valspar Corp.	7.250%	6/15/19	400	474
WMC Finance USA Ltd.	5.125%	5/15/13	575	628
Xstrata Canada Corp.	7.350%	6/5/12	475	514
Xstrata Canada Corp.	7.250%	7/15/12	1,375	1,499
Xstrata Canada Corp.	5.375%	6/1/15	100	108
Xstrata Canada Corp.	6.000%	10/15/15	325	354
Xstrata Canada Corp.	5.500%	6/15/17	1,975	2,083

Capital Goods (1.1%)
3M Co.	4.500%	11/1/11	575	603
3M Co.	6.375%	2/15/28	1,300	1,550
3M Co.	5.700%	3/15/37	1,450	1,657
4 Acuity Brands Lighting Inc.	6.000%	12/15/19	800	863
Allied Waste North America Inc.	7.125%	5/15/16	6,550	7,025
4 BAE Systems Holdings Inc.	5.200%	8/15/15	100	110
Bemis Co. Inc.	4.875%	4/1/12	575	597
Bemis Co. Inc.	5.650%	8/1/14	7,225	7,969
Black & Decker Corp.	8.950%	4/15/14	2,300	2,796
Black & Decker Corp.	5.750%	11/15/16	625	705
Boeing Capital Corp.	6.500%	2/15/12	4,425	4,805
Boeing Capital Corp.	5.800%	1/15/13	1,475	1,629
Boeing Capital Corp.	3.250%	10/27/14	1,000	1,041
Boeing Co.	1.875%	11/20/12	2,050	2,082
Boeing Co.	5.000%	3/15/14	100	111
Boeing Co.	3.500%	2/15/15	3,250	3,439
Boeing Co.	6.000%	3/15/19	725	853
Boeing Co.	4.875%	2/15/20	950	1,052
Boeing Co.	8.750%	8/15/21	200	276
Boeing Co.	7.250%	6/15/25	325	416
Boeing Co.	8.750%	9/15/31	300	440
Boeing Co.	6.125%	2/15/33	225	256
Boeing Co.	6.625%	2/15/38	525	643
Boeing Co.	5.875%	2/15/40	1,075	1,211
Caterpillar Financial Services Corp.	5.125%	10/12/11	100	105
Caterpillar Financial Services Corp.	4.850%	12/7/12	100	108
Caterpillar Financial Services Corp.	4.250%	2/8/13	1,725	1,841
Caterpillar Financial Services Corp.	2.000%	4/5/13	5,150	5,207
Caterpillar Financial Services Corp.	6.125%	2/17/14	9,150	10,375
Caterpillar Financial Services Corp.	4.750%	2/17/15	1,350	1,487
Caterpillar Financial Services Corp.	4.625%	6/1/15	775	822
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,525	12,971
Caterpillar Inc.	7.000%	12/15/13	425	500
Caterpillar Inc.	6.625%	7/15/28	200	239
Caterpillar Inc.	7.300%	5/1/31	675	875
Caterpillar Inc.	6.050%	8/15/36	1,075	1,246
Caterpillar Inc.	8.250%	12/15/38	200	292
Caterpillar Inc.	6.950%	5/1/42	325	405
Caterpillar Inc.	7.375%	3/1/97	1,825	2,274
Cooper US Inc.	5.250%	11/15/12	1,275	1,374
Cooper US Inc.	5.450%	4/1/15	950	1,070

39

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CRH America Inc.	5.625%	9/30/11	1,250	1,306
CRH America Inc.	6.950%	3/15/12	1,825	1,971
CRH America Inc.	5.300%	10/15/13	450	484
CRH America Inc.	6.000%	9/30/16	4,500	4,967
CRH America Inc.	8.125%	7/15/18	3,275	3,947
Danaher Corp.	5.625%	1/15/18	850	966
Deere & Co.	6.950%	4/25/14	3,925	4,628
Deere & Co.	4.375%	10/16/19	3,225	3,442
Deere & Co.	5.375%	10/16/29	7,800	8,515
Deere & Co.	8.100%	5/15/30	1,525	2,097
Deere & Co.	7.125%	3/3/31	975	1,247
Dover Corp.	5.450%	3/15/18	2,250	2,553
Dover Corp.	5.375%	10/15/35	100	108
Dover Corp.	6.600%	3/15/38	975	1,208
Eaton Corp.	4.900%	5/15/13	850	926
Eaton Corp.	5.600%	5/15/18	1,755	1,988
Embraer Overseas Ltd.	6.375%	1/24/17	1,450	1,495
Embraer Overseas Ltd.	6.375%	1/15/20	575	588
Emerson Electric Co.	7.125%	8/15/10	1,225	1,234
Emerson Electric Co.	4.625%	10/15/12	1,800	1,934
Emerson Electric Co.	4.500%	5/1/13	1,275	1,377
Emerson Electric Co.	5.250%	10/15/18	2,200	2,496
Emerson Electric Co.	4.875%	10/15/19	900	1,003
Emerson Electric Co.	4.250%	11/15/20	950	1,005
Emerson Electric Co.	5.250%	11/15/39	2,875	3,102
General Dynamics Corp.	4.250%	5/15/13	2,850	3,074
General Dynamics Corp.	5.250%	2/1/14	3,450	3,862
General Electric Co.	5.000%	2/1/13	9,475	10,164
General Electric Co.	5.250%	12/6/17	16,775	18,288
Goodrich Corp.	6.290%	7/1/16	1,000	1,169
Goodrich Corp.	6.125%	3/1/19	3,600	4,172
Goodrich Corp.	4.875%	3/1/20	2,157	2,308
Harsco Corp.	5.750%	5/15/18	4,800	5,365
Honeywell International Inc.	6.125%	11/1/11	825	882
Honeywell International Inc.	5.625%	8/1/12	1,300	1,419
Honeywell International Inc.	4.250%	3/1/13	475	511
Honeywell International Inc.	3.875%	2/15/14	375	404
Honeywell International Inc.	5.400%	3/15/16	425	485
Honeywell International Inc.	5.300%	3/15/17	1,375	1,552
Honeywell International Inc.	5.300%	3/1/18	175	199
Honeywell International Inc.	5.000%	2/15/19	2,375	2,655
Honeywell International Inc.	5.700%	3/15/36	700	787
Honeywell International Inc.	5.700%	3/15/37	350	397
Illinois Tool Works Inc.	5.150%	4/1/14	1,950	2,178
Illinois Tool Works Inc.	6.250%	4/1/19	2,650	3,153
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	1,425	1,583
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	5,175	6,381
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	1,850	2,183
John Deere Capital Corp.	5.400%	10/17/11	2,075	2,190
John Deere Capital Corp.	5.350%	1/17/12	1,200	1,278
John Deere Capital Corp.	7.000%	3/15/12	2,525	2,774
John Deere Capital Corp.	5.250%	10/1/12	1,000	1,085
John Deere Capital Corp.	4.950%	12/17/12	975	1,059
John Deere Capital Corp.	4.900%	9/9/13	2,925	3,220
John Deere Capital Corp.	2.950%	3/9/15	825	852
John Deere Capital Corp.	5.500%	4/13/17	150	169

40

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	5.750%	9/10/18	1,275	1,459
	Joy Global Inc.	6.000%	11/15/16	575	626
	L-3 Communications Corp.	5.200%	10/15/19	1,375	1,432
	L-3 Communications Corp.	4.750%	7/15/20	1,525	1,532
	Lafarge SA	6.150%	7/15/11	225	231
	Lafarge SA	6.500%	7/15/16	2,200	2,328
	Lafarge SA	7.125%	7/15/36	7,600	7,404
	Lockheed Martin Corp.	4.121%	3/14/13	625	668
	Lockheed Martin Corp.	7.650%	5/1/16	1,950	2,440
	Lockheed Martin Corp.	4.250%	11/15/19	1,800	1,892
	Lockheed Martin Corp.	6.150%	9/1/36	3,075	3,554
	Lockheed Martin Corp.	5.500%	11/15/39	900	962
4	Lockheed Martin Corp.	5.720%	6/1/40	126	138
	Martin Marietta Materials Inc.	6.600%	4/15/18	1,850	2,046
	Northrop Grumman Systems Corp.	7.750%	3/1/16	250	311
	Northrop Grumman Systems Corp.	7.875%	3/1/26	525	688
	Northrop Grumman Systems Corp.	7.750%	2/15/31	3,470	4,662
	Owens Corning	6.500%	12/1/16	4,900	5,162
	Owens Corning	9.000%	6/15/19	1,500	1,736
	Parker Hannifin Corp.	5.500%	5/15/18	450	510
	Parker Hannifin Corp.	6.250%	5/15/38	550	655
	Raytheon Co.	5.500%	11/15/12	925	1,014
	Raytheon Co.	6.400%	12/15/18	100	120
	Raytheon Co.	4.400%	2/15/20	500	537
	Raytheon Co.	7.200%	8/15/27	1,225	1,557
	Republic Services Inc.	6.750%	8/15/11	625	661
4	Republic Services Inc.	5.500%	9/15/19	1,000	1,079
4	Republic Services Inc.	5.000%	3/1/20	3,925	4,080
4	Republic Services Inc.	5.250%	11/15/21	3,375	3,564
	Republic Services Inc.	6.086%	3/15/35	825	850
4	Republic Services Inc.	6.200%	3/1/40	1,225	1,312
	Rockwell Automation Inc.	5.650%	12/1/17	600	684
	Rockwell Automation Inc.	6.700%	1/15/28	425	503
	Rockwell Automation Inc.	6.250%	12/1/37	1,500	1,753
	Rockwell Collins Inc.	5.250%	7/15/19	275	307
	Roper Industries Inc.	6.625%	8/15/13	3,175	3,551
	Roper Industries Inc.	6.250%	9/1/19	1,500	1,667
3,4	Systems 2001 AT LLC	7.156%	12/15/11	251	262
	Textron Inc.	5.600%	12/1/17	325	337
	Tyco International Finance SA	6.000%	11/15/13	1,275	1,425
	Tyco International Ltd./
	Tyco International Finance SA	7.000%	12/15/19	2,375	2,905
	Tyco International Ltd./
	Tyco International Finance SA	6.875%	1/15/21	3,000	3,614
	United Technologies Corp.	6.100%	5/15/12	175	191
	United Technologies Corp.	4.875%	5/1/15	200	224
	United Technologies Corp.	5.375%	12/15/17	3,675	4,216
	United Technologies Corp.	6.125%	2/1/19	2,350	2,801
	United Technologies Corp.	4.500%	4/15/20	1,550	1,679
	United Technologies Corp.	6.700%	8/1/28	325	395
	United Technologies Corp.	7.500%	9/15/29	825	1,096
	United Technologies Corp.	5.400%	5/1/35	4,025	4,313
	United Technologies Corp.	6.050%	6/1/36	1,525	1,756
	United Technologies Corp.	6.125%	7/15/38	3,200	3,729
	United Technologies Corp.	5.700%	4/15/40	1,000	1,115
	Vulcan Materials Co.	6.300%	6/15/13	950	1,049

41

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vulcan Materials Co.	7.000%	6/15/18	1,550	1,731
Waste Management Inc.	6.375%	11/15/12	325	358
Waste Management Inc.	5.000%	3/15/14	350	379
Waste Management Inc.	6.375%	3/11/15	1,550	1,784
Waste Management Inc.	7.375%	3/11/19	3,750	4,550
Waste Management Inc.	7.100%	8/1/26	325	374
Waste Management Inc.	7.750%	5/15/32	100	126
Waste Management Inc.	6.125%	11/30/39	4,175	4,522

Communication (2.4%)
America Movil SAB de CV	5.500%	3/1/14	650	709
America Movil SAB de CV	5.750%	1/15/15	1,375	1,533
4 America Movil SAB de CV	5.000%	3/30/20	1,100	1,134
America Movil SAB de CV	6.375%	3/1/35	2,275	2,425
America Movil SAB de CV	6.125%	11/15/37	1,575	1,628
4 America Movil SAB de CV	6.125%	3/30/40	4,025	4,163
American Tower Corp.	4.625%	4/1/15	3,550	3,684
AT&T Corp.	7.300%	11/15/11	3,425	3,707
AT&T Corp.	8.000%	11/15/31	7,075	9,071
AT&T Inc.	5.875%	2/1/12	1,975	2,113
AT&T Inc.	5.875%	8/15/12	1,925	2,098
AT&T Inc.	4.950%	1/15/13	4,450	4,838
AT&T Inc.	6.700%	11/15/13	11,325	13,157
AT&T Inc.	4.850%	2/15/14	4,200	4,594
AT&T Inc.	5.100%	9/15/14	5,775	6,409
AT&T Inc.	5.625%	6/15/16	5,225	5,900
AT&T Inc.	5.500%	2/1/18	1,600	1,770
AT&T Inc.	5.600%	5/15/18	1,150	1,282
AT&T Inc.	5.800%	2/15/19	1,500	1,684
AT&T Inc.	6.450%	6/15/34	2,025	2,217
AT&T Inc.	6.500%	9/1/37	12,125	13,512
AT&T Inc.	6.300%	1/15/38	10,325	11,228
AT&T Inc.	6.400%	5/15/38	2,675	2,947
AT&T Inc.	6.550%	2/15/39	5,025	5,640
AT&T Mobility LLC	6.500%	12/15/11	1,875	2,019
AT&T Mobility LLC	7.125%	12/15/31	3,575	4,276
Bellsouth Capital Funding Corp.	7.875%	2/15/30	3,200	3,929
BellSouth Corp.	5.200%	9/15/14	425	474
BellSouth Corp.	5.200%	12/15/16	1,875	2,095
BellSouth Corp.	6.875%	10/15/31	1,625	1,848
BellSouth Corp.	6.550%	6/15/34	1,750	1,931
BellSouth Corp.	6.000%	11/15/34	1,175	1,213
BellSouth Telecommunications Inc.	6.375%	6/1/28	2,750	2,957
British Telecommunications PLC	5.150%	1/15/13	825	862
British Telecommunications PLC	5.950%	1/15/18	4,525	4,723
British Telecommunications PLC	9.875%	12/15/30	6,225	7,635
CBS Corp.	5.625%	8/15/12	850	904
CBS Corp.	4.625%	5/15/18	100	100
CBS Corp.	8.875%	5/15/19	1,100	1,380
CBS Corp.	5.750%	4/15/20	1,975	2,106
CBS Corp.	7.875%	7/30/30	450	522
CBS Corp.	5.500%	5/15/33	200	183
Cellco Partnership/Verizon Wireless Capital LLC	5.250%	2/1/12	3,050	3,231
Cellco Partnership/Verizon Wireless Capital LLC	7.375%	11/15/13	9,275	10,976
Cellco Partnership/Verizon Wireless Capital LLC	5.550%	2/1/14	6,944	7,790
Cellco Partnership/Verizon Wireless Capital LLC	8.500%	11/15/18	8,950	11,705

42

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
CenturyLink Inc.	6.000%	4/1/17	100	100
CenturyLink Inc.	6.150%	9/15/19	1,675	1,625
CenturyLink Inc.	6.875%	1/15/28	300	280
CenturyLink Inc.	7.600%	9/15/39	1,800	1,719
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	55	64
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,000	2,760
Comcast Cable Communications LLC	6.750%	1/30/11	5,325	5,492
Comcast Cable Communications LLC	8.875%	5/1/17	975	1,223
Comcast Corp.	5.300%	1/15/14	1,850	2,032
Comcast Corp.	6.500%	1/15/15	1,350	1,549
Comcast Corp.	5.900%	3/15/16	6,650	7,487
Comcast Corp.	6.500%	1/15/17	150	171
Comcast Corp.	6.300%	11/15/17	3,475	3,935
Comcast Corp.	5.875%	2/15/18	3,800	4,200
Comcast Corp.	5.700%	5/15/18	4,625	5,072
Comcast Corp.	5.700%	7/1/19	1,275	1,393
Comcast Corp.	5.650%	6/15/35	2,450	2,402
Comcast Corp.	6.500%	11/15/35	9,925	10,704
Comcast Corp.	6.450%	3/15/37	3,500	3,757
Comcast Corp.	6.950%	8/15/37	1,500	1,701
Comcast Corp.	6.400%	5/15/38	1,975	2,109
COX Communications Inc.	7.125%	10/1/12	2,625	2,921
COX Communications Inc.	5.450%	12/15/14	8,200	9,031
COX Communications Inc.	5.500%	10/1/15	100	109
Deutsche Telekom International Finance BV	5.875%	8/20/13	5,400	5,905
Deutsche Telekom International Finance BV	4.875%	7/8/14	1,775	1,906
Deutsche Telekom International Finance BV	5.750%	3/23/16	2,500	2,736
Deutsche Telekom International Finance BV	6.750%	8/20/18	100	116
Deutsche Telekom International Finance BV	6.000%	7/8/19	2,525	2,795
Deutsche Telekom International Finance BV	8.750%	6/15/30	5,950	7,665
4 DIRECTV Holdings LLC	3.550%	3/15/15	1,025	1,034
DIRECTV Holdings LLC	3.550%	3/15/15	1,400	1,412
DIRECTV Holdings LLC/DirecTV Financing Co. Inc.	4.750%	10/1/14	1,550	1,648
DIRECTV Holdings LLC/DirecTV Financing Co. Inc.	7.625%	5/15/16	750	814
DIRECTV Holdings LLC/DirecTV Financing Co. Inc.	5.875%	10/1/19	12,975	14,166
Discovery Communications LLC	6.350%	6/1/40	3,180	3,380
Embarq Corp.	7.082%	6/1/16	6,050	6,438
Embarq Corp.	7.995%	6/1/36	8,869	8,759
France Telecom SA	7.750%	3/1/11	7,800	8,122
France Telecom SA	4.375%	7/8/14	1,850	1,996
France Telecom SA	5.375%	7/8/19	1,725	1,877
France Telecom SA	8.500%	3/1/31	4,575	6,321
Grupo Televisa SA	6.625%	3/18/25	1,300	1,372
Grupo Televisa SA	8.500%	3/11/32	200	246
Grupo Televisa SA	6.625%	1/15/40	850	883
GTE Corp.	8.750%	11/1/21	950	1,241
GTE Corp.	6.940%	4/15/28	1,050	1,157
Koninklijke KPN NV	8.375%	10/1/30	1,550	2,033
McGraw-Hill Cos. Inc.	5.375%	11/15/12	750	806
McGraw-Hill Cos. Inc.	5.900%	11/15/17	1,750	1,940
McGraw-Hill Cos. Inc.	6.550%	11/15/37	1,600	1,812
4 NBC Universal Inc.	3.650%	4/30/15	3,250	3,330
4 NBC Universal Inc.	5.150%	4/30/20	1,550	1,618
4 NBC Universal Inc.	6.400%	4/30/40	800	868
New Cingular Wireless Services Inc.	8.125%	5/1/12	6,875	7,694
New Cingular Wireless Services Inc.	8.750%	3/1/31	4,625	6,360

43

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
News America Holdings Inc.	8.000%	10/17/16	1,450	1,797
News America Holdings Inc.	7.700%	10/30/25	200	237
News America Holdings Inc.	8.150%	10/17/36	625	768
News America Holdings Inc.	7.750%	12/1/45	425	519
News America Inc.	5.300%	12/15/14	4,650	5,174
News America Inc.	6.550%	3/15/33	4,500	4,893
News America Inc.	6.200%	12/15/34	5,500	5,749
News America Inc.	6.400%	12/15/35	9,850	10,564
News America Inc.	6.900%	8/15/39	1,850	2,120
Omnicom Group Inc.	5.900%	4/15/16	225	255
Pacific Bell Telephone Co.	7.125%	3/15/26	425	491
Qwest Corp.	7.875%	9/1/11	4,200	4,373
Qwest Corp.	8.875%	3/15/12	1,725	1,854
Qwest Corp.	7.500%	10/1/14	2,625	2,796
Qwest Corp.	8.375%	5/1/16	2,675	2,922
Qwest Corp.	6.500%	6/1/17	1,125	1,131
Qwest Corp.	7.500%	6/15/23	1,325	1,269
Qwest Corp.	7.250%	9/15/25	1,400	1,347
Qwest Corp.	6.875%	9/15/33	2,900	2,690
Qwest Corp.	7.125%	11/15/43	4,500	3,971
Reed Elsevier Capital Inc.	4.625%	6/15/12	375	396
Reed Elsevier Capital Inc.	7.750%	1/15/14	1,300	1,526
Reed Elsevier Capital Inc.	8.625%	1/15/19	1,275	1,619
Rogers Communications Inc.	7.250%	12/15/12	850	954
Rogers Communications Inc.	6.375%	3/1/14	5,325	6,022
Rogers Communications Inc.	5.500%	3/15/14	1,750	1,925
Rogers Communications Inc.	6.800%	8/15/18	2,600	3,082
Rogers Communications Inc.	7.500%	8/15/38	100	127
RR Donnelley & Sons Co.	4.950%	4/1/14	400	409
RR Donnelley & Sons Co.	5.500%	5/15/15	425	440
RR Donnelley & Sons Co.	8.600%	8/15/16	4,000	4,366
RR Donnelley & Sons Co.	6.125%	1/15/17	2,000	2,036
RR Donnelley & Sons Co.	7.625%	6/15/20	300	297
TCI Communications Inc.	8.750%	8/1/15	4,175	5,175
TCI Communications Inc.	7.875%	2/15/26	300	362
Telecom Italia Capital SA	4.875%	10/1/10	750	754
Telecom Italia Capital SA	6.200%	7/18/11	5,525	5,708
Telecom Italia Capital SA	5.250%	11/15/13	6,750	6,995
Telecom Italia Capital SA	6.175%	6/18/14	1,475	1,550
Telecom Italia Capital SA	4.950%	9/30/14	7,475	7,515
Telecom Italia Capital SA	5.250%	10/1/15	3,500	3,560
Telecom Italia Capital SA	6.999%	6/4/18	200	213
Telecom Italia Capital SA	7.175%	6/18/19	4,150	4,457
Telecom Italia Capital SA	6.375%	11/15/33	2,875	2,594
Telecom Italia Capital SA	6.000%	9/30/34	200	175
Telecom Italia Capital SA	7.200%	7/18/36	1,100	1,087
Telecom Italia Capital SA	7.721%	6/4/38	8,325	8,539
Telefonica Emisiones SAU	5.855%	2/4/13	6,525	7,004
Telefonica Emisiones SAU	4.949%	1/15/15	3,775	3,967
Telefonica Emisiones SAU	6.421%	6/20/16	4,975	5,465
Telefonica Emisiones SAU	5.877%	7/15/19	7,375	7,873
Telefonica Emisiones SAU	7.045%	6/20/36	4,625	5,140
Telefonica Europe BV	8.250%	9/15/30	1,500	1,851
Telefonos de Mexico SAB de CV	5.500%	1/27/15	5,725	6,238
Thomson Reuters Corp.	5.950%	7/15/13	725	810
Thomson Reuters Corp.	5.700%	10/1/14	5,075	5,671

44

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Thomson Reuters Corp.	6.500%	7/15/18	250	295
Thomson Reuters Corp.	4.700%	10/15/19	1,625	1,714
Thomson Reuters Corp.	5.500%	8/15/35	1,500	1,516
Thomson Reuters Corp.	5.850%	4/15/40	950	1,006
Time Warner Cable Inc.	5.400%	7/2/12	4,625	4,953
Time Warner Cable Inc.	6.200%	7/1/13	2,775	3,091
Time Warner Cable Inc.	8.250%	2/14/14	875	1,035
Time Warner Cable Inc.	7.500%	4/1/14	2,825	3,289
Time Warner Cable Inc.	3.500%	2/1/15	925	945
Time Warner Cable Inc.	5.850%	5/1/17	9,600	10,503
Time Warner Cable Inc.	6.750%	7/1/18	9,250	10,587
Time Warner Cable Inc.	8.750%	2/14/19	3,100	3,902
Time Warner Cable Inc.	8.250%	4/1/19	11,050	13,592
Time Warner Cable Inc.	5.000%	2/1/20	1,900	1,938
Time Warner Cable Inc.	6.550%	5/1/37	1,525	1,636
Time Warner Cable Inc.	6.750%	6/15/39	1,815	2,001
Time Warner Entertainment Co. LP	10.150%	5/1/12	375	428
Time Warner Entertainment Co. LP	8.875%	10/1/12	550	630
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	1,022
Time Warner Entertainment Co. LP	8.375%	7/15/33	2,975	3,637
United States Cellular Corp.	6.700%	12/15/33	1,025	1,050
Verizon Communications Inc.	4.350%	2/15/13	200	214
Verizon Communications Inc.	5.250%	4/15/13	4,575	5,024
Verizon Communications Inc.	4.900%	9/15/15	575	633
Verizon Communications Inc.	5.550%	2/15/16	3,175	3,566
Verizon Communications Inc.	5.500%	2/15/18	17,750	19,579
Verizon Communications Inc.	6.100%	4/15/18	3,625	4,132
Verizon Communications Inc.	8.750%	11/1/18	1,775	2,324
Verizon Communications Inc.	6.350%	4/1/19	2,250	2,620
Verizon Communications Inc.	5.850%	9/15/35	5,150	5,288
Verizon Communications Inc.	6.250%	4/1/37	525	564
Verizon Communications Inc.	6.400%	2/15/38	2,075	2,291
Verizon Communications Inc.	6.900%	4/15/38	375	440
Verizon Communications Inc.	8.950%	3/1/39	4,300	6,198
Verizon Communications Inc.	7.350%	4/1/39	5,200	6,381
Verizon Global Funding Corp.	6.875%	6/15/12	5,750	6,349
Verizon Global Funding Corp.	7.375%	9/1/12	1,700	1,914
Verizon Global Funding Corp.	4.375%	6/1/13	200	216
Verizon Global Funding Corp.	7.750%	12/1/30	2,375	2,975
Verizon Maryland Inc.	6.125%	3/1/12	100	107
Verizon Maryland Inc.	5.125%	6/15/33	175	153
Verizon New England Inc.	6.500%	9/15/11	1,450	1,531
Verizon New England Inc.	7.875%	11/15/29	1,225	1,431
Verizon New Jersey Inc.	5.875%	1/17/12	1,700	1,798
Verizon New York Inc.	6.875%	4/1/12	900	974
Verizon New York Inc.	7.375%	4/1/32	650	745
Verizon Pennsylvania Inc.	5.650%	11/15/11	2,900	3,048
Verizon Virginia Inc.	4.625%	3/15/13	1,725	1,821
Vodafone Group PLC	5.350%	2/27/12	1,375	1,453
Vodafone Group PLC	5.000%	12/16/13	475	515
Vodafone Group PLC	5.375%	1/30/15	6,775	7,397
Vodafone Group PLC	5.000%	9/15/15	425	459
Vodafone Group PLC	5.750%	3/15/16	1,825	2,018
Vodafone Group PLC	5.625%	2/27/17	5,000	5,506
Vodafone Group PLC	5.450%	6/10/19	3,100	3,329
Vodafone Group PLC	7.875%	2/15/30	1,525	1,852

45

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vodafone Group PLC	6.250%	11/30/32	2,675	2,842
Vodafone Group PLC	6.150%	2/27/37	5,625	5,875
Washington Post Co.	7.250%	2/1/19	875	1,045
WPP Finance UK	5.875%	6/15/14	6,125	6,631
WPP Finance UK	8.000%	9/15/14	2,625	3,077

Consumer Cyclical (1.1%)
AutoZone Inc.	6.500%	1/15/14	2,000	2,237
AutoZone Inc.	5.750%	1/15/15	2,400	2,662
Best Buy Co. Inc.	6.750%	7/15/13	2,875	3,214
Costco Wholesale Corp.	5.500%	3/15/17	3,500	4,016
CVS Caremark Corp.	5.750%	8/15/11	875	917
CVS Caremark Corp.	4.875%	9/15/14	1,675	1,822
CVS Caremark Corp.	3.250%	5/18/15	2,100	2,138
CVS Caremark Corp.	6.125%	8/15/16	2,375	2,709
CVS Caremark Corp.	5.750%	6/1/17	525	583
CVS Caremark Corp.	6.600%	3/15/19	6,065	7,048
CVS Caremark Corp.	4.750%	5/18/20	1,000	1,025
CVS Caremark Corp.	6.250%	6/1/27	5,150	5,602
3 CVS Caremark Corp.	6.302%	6/1/37	1,550	1,389
Daimler Finance North America LLC	5.750%	9/8/11	3,050	3,181
Daimler Finance North America LLC	7.300%	1/15/12	7,050	7,583
Daimler Finance North America LLC	6.500%	11/15/13	7,100	7,918
Daimler Finance North America LLC	8.500%	1/18/31	4,700	5,979
Darden Restaurants Inc.	5.625%	10/15/12	2,675	2,897
Darden Restaurants Inc.	6.200%	10/15/17	1,850	2,097
Darden Restaurants Inc.	6.800%	10/15/37	950	1,079
Historic TW Inc.	9.125%	1/15/13	1,475	1,721
Historic TW Inc.	9.150%	2/1/23	3,425	4,608
Historic TW Inc.	6.625%	5/15/29	2,925	3,200
Home Depot Inc.	5.250%	12/16/13	6,050	6,642
Home Depot Inc.	5.400%	3/1/16	6,900	7,643
Home Depot Inc.	5.875%	12/16/36	2,000	2,039
Johnson Controls Inc.	5.000%	3/30/20	2,300	2,438
Johnson Controls Inc.	6.000%	1/15/36	350	374
Kohl’s Corp.	6.250%	12/15/17	850	990
Kohl’s Corp.	6.000%	1/15/33	300	317
Kohl’s Corp.	6.875%	12/15/37	700	841
Lowe’s Cos. Inc.	5.600%	9/15/12	850	930
Lowe’s Cos. Inc.	5.400%	10/15/16	1,925	2,206
Lowe’s Cos. Inc.	6.100%	9/15/17	875	1,033
Lowe’s Cos. Inc.	4.625%	4/15/20	2,350	2,533
Lowe’s Cos. Inc.	6.875%	2/15/28	350	422
Lowe’s Cos. Inc.	6.500%	3/15/29	1,050	1,226
Lowe’s Cos. Inc.	5.800%	10/15/36	2,175	2,378
Lowe’s Cos. Inc.	5.800%	4/15/40	1,775	1,959
Marriott International Inc.	4.625%	6/15/12	1,000	1,029
Marriott International Inc.	5.625%	2/15/13	850	897
Marriott International Inc.	6.200%	6/15/16	550	577
Marriott International Inc.	6.375%	6/15/17	650	687
McDonald’s Corp.	5.300%	3/15/17	300	338
McDonald’s Corp.	5.800%	10/15/17	1,825	2,136
McDonald’s Corp.	5.350%	3/1/18	1,875	2,141
McDonald’s Corp.	5.000%	2/1/19	1,025	1,143
McDonald’s Corp.	6.300%	10/15/37	750	903
McDonald’s Corp.	6.300%	3/1/38	1,825	2,242

46

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
McDonald’s Corp.	5.700%	2/1/39	850	954
MDC Holdings Inc.	5.500%	5/15/13	750	780
Nordstrom Inc.	6.750%	6/1/14	175	203
Nordstrom Inc.	6.250%	1/15/18	5,625	6,366
Nordstrom Inc.	4.750%	5/1/20	1,200	1,244
Nordstrom Inc.	6.950%	3/15/28	425	484
Nordstrom Inc.	7.000%	1/15/38	475	544
PACCAR Financial Corp.	1.950%	12/17/12	2,150	2,171
PACCAR Inc.	6.875%	2/15/14	1,200	1,385
Staples Inc.	9.750%	1/15/14	6,300	7,702
Target Corp.	5.875%	3/1/12	1,825	1,970
Target Corp.	5.125%	1/15/13	625	684
Target Corp.	4.000%	6/15/13	600	642
Target Corp.	5.875%	7/15/16	3,575	4,236
Target Corp.	5.375%	5/1/17	100	114
Target Corp.	6.000%	1/15/18	2,825	3,321
Target Corp.	7.000%	7/15/31	1,425	1,730
Target Corp.	6.350%	11/1/32	2,075	2,388
Target Corp.	6.500%	10/15/37	1,450	1,747
Target Corp.	7.000%	1/15/38	4,800	6,142
Time Warner Cos. Inc.	7.570%	2/1/24	325	393
Time Warner Cos. Inc.	6.950%	1/15/28	150	169
Time Warner Inc.	5.500%	11/15/11	3,850	4,062
Time Warner Inc.	6.875%	5/1/12	1,825	1,990
Time Warner Inc.	5.875%	11/15/16	2,525	2,842
Time Warner Inc.	4.875%	3/15/20	3,975	4,094
Time Warner Inc.	7.625%	4/15/31	3,700	4,384
Time Warner Inc.	7.700%	5/1/32	6,925	8,299
Time Warner Inc.	6.500%	11/15/36	1,900	2,038
Time Warner Inc.	6.200%	3/15/40	950	997
TJX Cos. Inc.	6.950%	4/15/19	5,075	6,305
Toll Brothers Finance Corp.	6.875%	11/15/12	16	17
Toll Brothers Finance Corp.	5.950%	9/15/13	18	19
Toll Brothers Finance Corp.	5.150%	5/15/15	1,000	988
Toll Brothers Finance Corp.	6.750%	11/1/19	1,350	1,323
Toyota Motor Credit Corp.	3.200%	6/17/15	5,500	5,600
VF Corp.	5.950%	11/1/17	850	963
VF Corp.	6.450%	11/1/37	850	964
Viacom Inc.	4.375%	9/15/14	375	398
Viacom Inc.	6.250%	4/30/16	1,625	1,845
Viacom Inc.	6.125%	10/5/17	1,250	1,416
Viacom Inc.	5.625%	9/15/19	12,235	13,415
Viacom Inc.	6.875%	4/30/36	100	113
Wal-Mart Stores Inc.	4.250%	4/15/13	25	27
Wal-Mart Stores Inc.	4.550%	5/1/13	2,250	2,447
Wal-Mart Stores Inc.	7.250%	6/1/13	550	640
Wal-Mart Stores Inc.	3.200%	5/15/14	2,100	2,215
Wal-Mart Stores Inc.	2.875%	4/1/15	2,425	2,497
Wal-Mart Stores Inc.	4.500%	7/1/15	2,225	2,449
Wal-Mart Stores Inc.	2.250%	7/8/15	1,275	1,271
Wal-Mart Stores Inc.	5.375%	4/5/17	625	715
Wal-Mart Stores Inc.	5.800%	2/15/18	5,625	6,630
Wal-Mart Stores Inc.	3.625%	7/8/20	3,950	3,946
Wal-Mart Stores Inc.	5.875%	4/5/27	8,150	9,151
Wal-Mart Stores Inc.	7.550%	2/15/30	3,650	4,805
Wal-Mart Stores Inc.	5.250%	9/1/35	1,425	1,490

47

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wal-Mart Stores Inc.	6.500%	8/15/37	7,925	9,613
Wal-Mart Stores Inc.	6.200%	4/15/38	5,025	5,926
Wal-Mart Stores Inc.	5.625%	4/1/40	1,700	1,864
Wal-Mart Stores Inc.	4.875%	7/8/40	875	862
Walgreen Co.	4.875%	8/1/13	3,575	3,927
Walgreen Co.	5.250%	1/15/19	1,675	1,897
Walt Disney Co.	5.700%	7/15/11	4,500	4,728
Walt Disney Co.	6.375%	3/1/12	700	763
Walt Disney Co.	4.700%	12/1/12	100	108
Walt Disney Co.	4.500%	12/15/13	2,300	2,524
Walt Disney Co.	6.200%	6/20/14	2,000	2,317
Walt Disney Co.	5.625%	9/15/16	2,425	2,820
Walt Disney Co.	5.875%	12/15/17	1,875	2,206
Walt Disney Co.	7.000%	3/1/32	325	416
Western Union Co.	6.500%	2/26/14	3,275	3,688
Western Union Co.	5.930%	10/1/16	1,825	2,032
4 Western Union Co.	5.253%	4/1/20	240	255
Western Union Co.	6.200%	11/17/36	950	1,014
Western Union Co.	6.200%	6/21/40	1,100	1,131
Yum! Brands Inc.	7.700%	7/1/12	775	860
Yum! Brands Inc.	4.250%	9/15/15	2,000	2,125
Yum! Brands Inc.	6.250%	4/15/16	100	114
Yum! Brands Inc.	6.250%	3/15/18	2,500	2,862
Yum! Brands Inc.	6.875%	11/15/37	1,350	1,569

Consumer Noncyclical (2.6%)
Abbott Laboratories	5.150%	11/30/12	1,100	1,209
Abbott Laboratories	4.350%	3/15/14	2,075	2,261
Abbott Laboratories	5.875%	5/15/16	4,900	5,727
Abbott Laboratories	5.600%	11/30/17	4,450	5,158
Abbott Laboratories	5.125%	4/1/19	925	1,031
Abbott Laboratories	6.150%	11/30/37	5,600	6,510
Abbott Laboratories	6.000%	4/1/39	575	656
Allergan Inc.	5.750%	4/1/16	400	467
Altria Group Inc.	8.500%	11/10/13	8,450	9,880
Altria Group Inc.	7.750%	2/6/14	4,600	5,322
Altria Group Inc.	9.700%	11/10/18	3,300	4,169
Altria Group Inc.	9.250%	8/6/19	75	93
Altria Group Inc.	9.950%	11/10/38	9,800	12,862
Altria Group Inc.	10.200%	2/6/39	4,625	6,156
AmerisourceBergen Corp.	5.625%	9/15/12	425	459
AmerisourceBergen Corp.	5.875%	9/15/15	7,375	8,246
AmerisourceBergen Corp.	4.875%	11/15/19	975	1,003
Amgen Inc.	4.850%	11/18/14	3,575	3,968
Amgen Inc.	5.850%	6/1/17	7,750	8,963
Amgen Inc.	5.700%	2/1/19	100	116
Amgen Inc.	6.375%	6/1/37	1,350	1,579
Amgen Inc.	6.400%	2/1/39	2,725	3,232
Amgen Inc.	5.750%	3/15/40	2,650	2,912
Anheuser-Busch Cos. Inc.	4.375%	1/15/13	1,150	1,218
Anheuser-Busch Cos. Inc.	5.600%	3/1/17	1,375	1,504
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	6,307	6,878
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	775	876
Anheuser-Busch Cos. Inc.	5.750%	4/1/36	2,905	3,005
Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	4,000	4,116
4 Anheuser-Busch InBev Worldwide Inc.	2.500%	3/26/13	3,800	3,842

48

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	4,000	4,193
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	11,100	11,970
4 Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	2,600	2,718
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	2,825	3,216
Archer-Daniels-Midland Co.	8.375%	4/15/17	100	128
Archer-Daniels-Midland Co.	5.450%	3/15/18	2,975	3,380
Archer-Daniels-Midland Co.	5.935%	10/1/32	1,775	2,004
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,850	1,963
AstraZeneca PLC	5.400%	9/15/12	3,150	3,439
AstraZeneca PLC	5.400%	6/1/14	2,925	3,304
AstraZeneca PLC	5.900%	9/15/17	5,125	5,986
AstraZeneca PLC	6.450%	9/15/37	7,110	8,562
Baxter FinCo BV	4.750%	10/15/10	1,950	1,973
Baxter International Inc.	5.900%	9/1/16	875	1,028
Baxter International Inc.	6.250%	12/1/37	3,675	4,338
Becton Dickinson and Co.	5.000%	5/15/19	450	498
Biogen Idec Inc.	6.000%	3/1/13	750	822
Biogen Idec Inc.	6.875%	3/1/18	4,300	4,934
Bottling Group LLC	4.625%	11/15/12	5,025	5,405
Bottling Group LLC	5.000%	11/15/13	2,700	2,987
Bottling Group LLC	6.950%	3/15/14	4,225	4,977
Bottling Group LLC	5.500%	4/1/16	1,925	2,207
Bottling Group LLC	5.125%	1/15/19	1,500	1,670
Bristol-Myers Squibb Co.	5.250%	8/15/13	650	722
Bristol-Myers Squibb Co.	5.450%	5/1/18	800	917
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	126
Bristol-Myers Squibb Co.	6.800%	11/15/26	100	121
Bristol-Myers Squibb Co.	5.875%	11/15/36	3,100	3,471
Bristol-Myers Squibb Co.	6.125%	5/1/38	625	725
Bristol-Myers Squibb Co.	6.875%	8/1/97	325	395
Bunge Ltd. Finance Corp.	5.100%	7/15/15	575	602
Bunge Ltd. Finance Corp.	8.500%	6/15/19	9,175	10,926
Campbell Soup Co.	3.050%	7/15/17	525	523
Cardinal Health Inc.	5.650%	6/15/12	17	18
Cardinal Health Inc.	4.000%	6/15/15	100	104
CareFusion Corp.	4.125%	8/1/12	350	366
CareFusion Corp.	5.125%	8/1/14	1,985	2,142
CareFusion Corp.	6.375%	8/1/19	4,850	5,525
Cia de Bebidas das Americas	10.500%	12/15/11	1,375	1,547
Cia de Bebidas das Americas	8.750%	9/15/13	1,450	1,704
Clorox Co.	5.450%	10/15/12	1,635	1,777
Clorox Co.	5.000%	1/15/15	525	577
Clorox Co.	3.550%	11/1/15	1,850	1,949
Clorox Co.	5.950%	10/15/17	2,200	2,537
Coca-Cola Co.	5.350%	11/15/17	3,575	4,090
Coca-Cola Co.	4.875%	3/15/19	4,600	5,081
Coca-Cola Enterprises Inc.	5.000%	8/15/13	2,900	3,209
Coca-Cola Enterprises Inc.	7.375%	3/3/14	4,425	5,268
Coca-Cola Enterprises Inc.	4.250%	3/1/15	2,200	2,386
Coca-Cola Enterprises Inc.	4.500%	8/15/19	900	969
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,250	4,491
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,525	1,916
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,050	1,308
Coca-Cola Enterprises Inc.	6.750%	9/15/28	475	585
4 Coca-Cola Femsa SAB de CV	4.625%	2/15/20	775	801
Coca-Cola HBC Finance BV	5.125%	9/17/13	325	353

49

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Coca-Cola HBC Finance BV	5.500%	9/17/15	3,500	3,890
ConAgra Foods Inc.	6.750%	9/15/11	22	23
ConAgra Foods Inc.	5.875%	4/15/14	1,295	1,460
ConAgra Foods Inc.	5.819%	6/15/17	225	253
ConAgra Foods Inc.	7.125%	10/1/26	450	538
ConAgra Foods Inc.	7.000%	10/1/28	250	296
Covidien International Finance SA	5.450%	10/15/12	725	791
Covidien International Finance SA	6.000%	10/15/17	1,525	1,769
Covidien International Finance SA	6.550%	10/15/37	3,980	4,792
CR Bard Inc.	6.700%	12/1/26	1,800	2,151
Delhaize America Inc.	9.000%	4/15/31	625	846
Delhaize Group SA	5.875%	2/1/14	1,400	1,563
Diageo Capital PLC	5.200%	1/30/13	2,425	2,642
Diageo Capital PLC	5.500%	9/30/16	425	476
Diageo Capital PLC	5.750%	10/23/17	2,500	2,834
Diageo Capital PLC	4.828%	7/15/20	3,100	3,288
Diageo Capital PLC	5.875%	9/30/36	200	224
Diageo Finance BV	5.300%	10/28/15	1,800	2,017
Diageo Investment Corp.	9.000%	8/15/11	1,050	1,140
Diageo Investment Corp.	7.450%	4/15/35	200	257
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	1,125	1,128
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	1,125	1,138
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	525	584
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	600	716
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	425	546
Eli Lilly & Co.	3.550%	3/6/12	3,100	3,230
Eli Lilly & Co.	6.000%	3/15/12	950	1,029
Eli Lilly & Co.	4.200%	3/6/14	2,200	2,380
Eli Lilly & Co.	5.200%	3/15/17	2,625	2,974
Eli Lilly & Co.	5.500%	3/15/27	2,150	2,348
Eli Lilly & Co.	5.550%	3/15/37	200	217
Estee Lauder Cos. Inc.	6.000%	5/15/37	200	225
Express Scripts Inc.	5.250%	6/15/12	1,625	1,735
Express Scripts Inc.	6.250%	6/15/14	4,700	5,321
Express Scripts Inc.	7.250%	6/15/19	650	792
Fortune Brands Inc.	3.000%	6/1/12	4,000	4,055
Fortune Brands Inc.	6.375%	6/15/14	1,300	1,444
Fortune Brands Inc.	5.375%	1/15/16	1,500	1,606
Fortune Brands Inc.	5.875%	1/15/36	875	843
Genentech Inc.	4.750%	7/15/15	800	885
Genentech Inc.	5.250%	7/15/35	300	313
General Mills Inc.	6.000%	2/15/12	5,525	5,937
General Mills Inc.	5.650%	9/10/12	625	678
General Mills Inc.	5.250%	8/15/13	1,650	1,813
General Mills Inc.	5.200%	3/17/15	2,000	2,250
General Mills Inc.	5.700%	2/15/17	2,525	2,919
General Mills Inc.	5.650%	2/15/19	1,125	1,279
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	4,125	4,504
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,800	1,958
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	4,850	5,546
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	950	990
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,180	8,571
Hasbro Inc.	6.125%	5/15/14	5,000	5,288
Hasbro Inc.	6.300%	9/15/17	2,125	2,239
Hasbro Inc.	6.350%	3/15/40	1,200	1,239
Hershey Co.	5.450%	9/1/16	425	481

50

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
HJ Heinz Co.	5.350%	7/15/13	575	631
HJ Heinz Finance Co.	6.625%	7/15/11	2,175	2,295
HJ Heinz Finance Co.	6.750%	3/15/32	1,325	1,533
Hospira Inc.	5.900%	6/15/14	500	556
Hospira Inc.	6.400%	5/15/15	275	314
Hospira Inc.	6.050%	3/30/17	100	112
Johnson & Johnson	5.150%	8/15/12	1,525	1,665
Johnson & Johnson	5.550%	8/15/17	1,950	2,273
Johnson & Johnson	5.150%	7/15/18	550	626
Johnson & Johnson	6.950%	9/1/29	1,300	1,684
Johnson & Johnson	4.950%	5/15/33	1,600	1,691
Johnson & Johnson	5.950%	8/15/37	800	955
Johnson & Johnson	5.850%	7/15/38	950	1,119
Kellogg Co.	5.125%	12/3/12	4,025	4,379
Kellogg Co.	4.250%	3/6/13	1,375	1,474
Kellogg Co.	4.150%	11/15/19	2,150	2,250
Kellogg Co.	7.450%	4/1/31	675	897
Kimberly-Clark Corp.	5.625%	2/15/12	1,075	1,152
Kimberly-Clark Corp.	4.875%	8/15/15	1,875	2,081
Kimberly-Clark Corp.	6.125%	8/1/17	2,475	2,923
Kimberly-Clark Corp.	7.500%	11/1/18	800	1,020
Kimberly-Clark Corp.	6.625%	8/1/37	200	255
Koninklijke Philips Electronics NV	4.625%	3/11/13	1,300	1,396
Koninklijke Philips Electronics NV	5.750%	3/11/18	2,750	3,104
Koninklijke Philips Electronics NV	6.875%	3/11/38	3,050	3,769
Kraft Foods Inc.	5.625%	11/1/11	7,450	7,843
Kraft Foods Inc.	6.250%	6/1/12	1,225	1,331
Kraft Foods Inc.	6.000%	2/11/13	2,950	3,253
Kraft Foods Inc.	2.625%	5/8/13	3,300	3,363
Kraft Foods Inc.	5.250%	10/1/13	100	109
Kraft Foods Inc.	6.750%	2/19/14	200	229
Kraft Foods Inc.	4.125%	2/9/16	5,775	6,078
Kraft Foods Inc.	6.500%	8/11/17	5,375	6,248
Kraft Foods Inc.	6.125%	2/1/18	100	114
Kraft Foods Inc.	6.125%	8/23/18	7,650	8,661
Kraft Foods Inc.	5.375%	2/10/20	10,600	11,333
Kraft Foods Inc.	6.500%	11/1/31	3,275	3,609
Kraft Foods Inc.	7.000%	8/11/37	3,675	4,331
Kraft Foods Inc.	6.875%	2/1/38	4,975	5,822
Kraft Foods Inc.	6.875%	1/26/39	525	616
Kraft Foods Inc.	6.500%	2/9/40	3,375	3,749
Kroger Co.	6.750%	4/15/12	100	109
Kroger Co.	6.200%	6/15/12	1,950	2,125
Kroger Co.	5.500%	2/1/13	425	462
Kroger Co.	5.000%	4/15/13	1,050	1,132
Kroger Co.	4.950%	1/15/15	1,950	2,119
Kroger Co.	6.400%	8/15/17	200	233
Kroger Co.	6.800%	12/15/18	2,400	2,870
Kroger Co.	6.150%	1/15/20	2,525	2,921
Kroger Co.	7.700%	6/1/29	2,800	3,519
Kroger Co.	8.000%	9/15/29	3,775	4,885
Kroger Co.	7.500%	4/1/31	625	783
Kroger Co.	6.900%	4/15/38	625	754
Laboratory Corp. of America Holdings	5.500%	2/1/13	425	457
Laboratory Corp. of America Holdings	5.625%	12/15/15	850	939
Life Technologies Corp.	4.400%	3/1/15	1,700	1,764

51

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Life Technologies Corp.	6.000%	3/1/20	1,750	1,895
Lorillard Tobacco Co.	8.125%	6/23/19	3,550	3,952
Lorillard Tobacco Co.	8.125%	5/1/40	1,000	1,043
McKesson Corp.	7.750%	2/1/12	450	493
McKesson Corp.	5.250%	3/1/13	3,450	3,740
4 Mead Johnson Nutrition Co.	3.500%	11/1/14	2,525	2,607
4 Mead Johnson Nutrition Co.	4.900%	11/1/19	2,850	3,005
4 Mead Johnson Nutrition Co.	5.900%	11/1/39	1,025	1,100
Medco Health Solutions Inc.	6.125%	3/15/13	1,425	1,571
Medco Health Solutions Inc.	7.250%	8/15/13	925	1,061
Medco Health Solutions Inc.	7.125%	3/15/18	8,785	10,497
Medtronic Inc.	4.500%	3/15/14	1,000	1,093
Medtronic Inc.	3.000%	3/15/15	4,200	4,369
Medtronic Inc.	4.750%	9/15/15	1,775	1,973
Medtronic Inc.	4.450%	3/15/20	1,650	1,760
Medtronic Inc.	6.500%	3/15/39	500	622
Medtronic Inc.	5.550%	3/15/40	2,100	2,359
Merck & Co. Inc.	5.125%	11/15/11	725	768
Merck & Co. Inc.	4.375%	2/15/13	1,225	1,319
Merck & Co. Inc.	5.300%	12/1/13	500	560
Merck & Co. Inc.	4.750%	3/1/15	1,200	1,336
Merck & Co. Inc.	4.000%	6/30/15	2,000	2,165
Merck & Co. Inc.	6.000%	9/15/17	2,300	2,704
Merck & Co. Inc.	5.000%	6/30/19	6,650	7,408
Merck & Co. Inc.	6.400%	3/1/28	1,525	1,817
Merck & Co. Inc.	5.950%	12/1/28	775	894
Merck & Co. Inc.	6.500%	12/1/33	4,675	5,748
Merck & Co. Inc.	5.750%	11/15/36	325	366
Merck & Co. Inc.	6.550%	9/15/37	4,425	5,516
Novant Health Inc.	5.850%	11/1/19	2,125	2,293
Novartis Capital Corp.	1.900%	4/24/13	2,600	2,640
Novartis Capital Corp.	4.125%	2/10/14	6,525	7,040
Novartis Capital Corp.	2.900%	4/24/15	5,725	5,868
Novartis Securities Investment Ltd.	5.125%	2/10/19	4,825	5,387
Pepsi Bottling Group Inc.	7.000%	3/1/29	5,325	6,743
PepsiAmericas Inc.	5.750%	7/31/12	1,050	1,147
PepsiAmericas Inc.	4.375%	2/15/14	100	108
PepsiAmericas Inc.	4.875%	1/15/15	100	111
PepsiAmericas Inc.	5.000%	5/15/17	1,400	1,544
PepsiCo Inc.	5.150%	5/15/12	300	323
PepsiCo Inc.	4.650%	2/15/13	2,900	3,150
PepsiCo Inc.	3.750%	3/1/14	1,150	1,226
PepsiCo Inc.	5.000%	6/1/18	425	473
PepsiCo Inc.	7.900%	11/1/18	1,150	1,491
PepsiCo Inc.	4.500%	1/15/20	2,800	2,988
PepsiCo Inc.	5.500%	1/15/40	4,450	4,895
Pfizer Inc.	4.450%	3/15/12	12,650	13,369
Pfizer Inc.	5.350%	3/15/15	10,275	11,629
Pfizer Inc.	6.200%	3/15/19	6,850	8,146
Pfizer Inc.	7.200%	3/15/39	13,750	18,028
Pharmacia Corp.	6.500%	12/1/18	200	241
Pharmacia Corp.	6.600%	12/1/28	625	742
Philip Morris International Inc.	4.875%	5/16/13	3,150	3,407
Philip Morris International Inc.	6.875%	3/17/14	3,900	4,509
Philip Morris International Inc.	5.650%	5/16/18	8,700	9,543
Philip Morris International Inc.	6.375%	5/16/38	3,550	4,132

52

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 Procter & Gamble–Esop	9.360%	1/1/21	3,098	3,945
Procter & Gamble Co.	4.950%	8/15/14	850	954
Procter & Gamble Co.	3.500%	2/15/15	4,500	4,786
Procter & Gamble Co.	4.700%	2/15/19	1,775	1,951
Procter & Gamble Co.	6.450%	1/15/26	2,750	3,362
Procter & Gamble Co.	5.800%	8/15/34	250	287
Procter & Gamble Co.	5.550%	3/5/37	2,950	3,329
Quest Diagnostics Inc.	5.450%	11/1/15	1,800	1,987
Quest Diagnostics Inc.	6.400%	7/1/17	175	201
Quest Diagnostics Inc.	6.950%	7/1/37	1,225	1,396
Reynolds American Inc.	7.250%	6/1/12	1,500	1,609
Reynolds American Inc.	7.250%	6/1/13	1,575	1,733
Reynolds American Inc.	7.625%	6/1/16	850	963
Reynolds American Inc.	7.250%	6/15/37	1,525	1,525
Safeway Inc.	5.800%	8/15/12	975	1,056
Safeway Inc.	6.250%	3/15/14	5,850	6,634
Safeway Inc.	6.350%	8/15/17	325	376
Safeway Inc.	7.250%	2/1/31	1,825	2,241
Sara Lee Corp.	6.125%	11/1/32	2,175	2,334
St. Jude Medical Inc.	2.200%	9/15/13	3,025	3,060
St. Jude Medical Inc.	3.750%	7/15/14	2,875	3,038
St. Jude Medical Inc.	4.875%	7/15/19	500	542
Stryker Corp.	3.000%	1/15/15	800	828
Stryker Corp.	4.375%	1/15/20	700	744
Sysco Corp.	4.200%	2/12/13	625	670
Sysco Corp.	5.250%	2/12/18	3,875	4,346
Sysco Corp.	5.375%	9/21/35	1,400	1,517
Teva Pharmaceutical Finance Co. LLC	5.550%	2/1/16	550	626
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	2,425	2,787
Teva Pharmaceutical Finance II BV/
Teva Pharmaceutical Finance III LLC	3.000%	6/15/15	1,950	1,982
Teva Pharmaceutical Finance III LLC	1.500%	6/15/12	2,775	2,780
Thermo Fisher Scientific Inc.	2.150%	12/28/12	875	883
Thermo Fisher Scientific Inc.	3.200%	5/1/15	1,725	1,785
Thermo Fisher Scientific Inc.	4.700%	5/1/20	525	566
Unilever Capital Corp.	7.125%	11/1/10	3,400	3,469
Unilever Capital Corp.	3.650%	2/15/14	1,525	1,615
Unilever Capital Corp.	4.800%	2/15/19	700	765
Unilever Capital Corp.	5.900%	11/15/32	900	1,042
UST LLC	6.625%	7/15/12	1,500	1,624
UST LLC	5.750%	3/1/18	1,000	1,041
Watson Pharmaceuticals Inc.	5.000%	8/15/14	1,250	1,341
Whirlpool Corp.	5.500%	3/1/13	4,075	4,384
Whirlpool Corp.	8.600%	5/1/14	900	1,063
Wyeth	5.500%	3/15/13	2,750	3,037
Wyeth	5.500%	2/1/14	1,350	1,518
Wyeth	5.500%	2/15/16	7,500	8,588
Wyeth	5.450%	4/1/17	2,950	3,369
Wyeth	6.450%	2/1/24	525	614
Wyeth	6.500%	2/1/34	1,450	1,716
Wyeth	6.000%	2/15/36	2,025	2,284
Wyeth	5.950%	4/1/37	250	283
Zimmer Holdings Inc.	4.625%	11/30/19	700	736
Zimmer Holdings Inc.	5.750%	11/30/39	1,075	1,150

53

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy (1.4%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	425	502
Anadarko Finance Co.	7.500%	5/1/31	200	166
Anadarko Petroleum Corp.	7.625%	3/15/14	2,950	2,803
Anadarko Petroleum Corp.	5.750%	6/15/14	800	720
Anadarko Petroleum Corp.	5.950%	9/15/16	5,475	4,695
Anadarko Petroleum Corp.	6.950%	6/15/19	500	433
Anadarko Petroleum Corp.	6.450%	9/15/36	9,025	7,152
Anadarko Petroleum Corp.	7.950%	6/15/39	825	697
Anadarko Petroleum Corp.	6.200%	3/15/40	100	79
Apache Corp.	6.250%	4/15/12	875	944
Apache Corp.	5.250%	4/15/13	300	326
Apache Corp.	6.000%	9/15/13	1,925	2,154
Apache Corp.	5.625%	1/15/17	250	282
Apache Corp.	6.900%	9/15/18	3,450	4,199
Apache Corp.	6.000%	1/15/37	375	415
Apache Finance Canada Corp.	7.750%	12/15/29	400	512
Baker Hughes Inc.	7.500%	11/15/18	325	396
Baker Hughes Inc.	6.875%	1/15/29	300	357
BJ Services Co.	6.000%	6/1/18	850	947
BP Capital Markets PLC	3.125%	3/10/12	200	184
BP Capital Markets PLC	5.250%	11/7/13	4,225	3,887
BP Capital Markets PLC	3.625%	5/8/14	3,650	3,130
BP Capital Markets PLC	3.875%	3/10/15	4,525	3,846
^ BP Capital Markets PLC	4.750%	3/10/19	5,300	4,399
Burlington Resources Finance Co.	6.500%	12/1/11	1,400	1,507
Burlington Resources Finance Co.	7.200%	8/15/31	300	359
Burlington Resources Finance Co.	7.400%	12/1/31	1,775	2,225
Cameron International Corp.	6.375%	7/15/18	225	233
Cameron International Corp.	7.000%	7/15/38	100	101
Canadian Natural Resources Ltd.	5.450%	10/1/12	1,175	1,268
Canadian Natural Resources Ltd.	5.150%	2/1/13	475	513
Canadian Natural Resources Ltd.	4.900%	12/1/14	4,225	4,606
Canadian Natural Resources Ltd.	6.000%	8/15/16	1,150	1,294
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,125
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,025	2,191
Canadian Natural Resources Ltd.	6.500%	2/15/37	2,350	2,624
Canadian Natural Resources Ltd.	6.250%	3/15/38	3,350	3,655
Canadian Natural Resources Ltd.	6.750%	2/1/39	250	291
4 Cenovus Energy Inc.	4.500%	9/15/14	1,875	1,993
4 Cenovus Energy Inc.	5.700%	10/15/19	7,050	7,663
4 Cenovus Energy Inc.	6.750%	11/15/39	6,325	7,217
Chevron Corp.	3.450%	3/3/12	1,825	1,899
Chevron Corp.	3.950%	3/3/14	2,775	2,967
Chevron Corp.	4.950%	3/3/19	3,750	4,126
Conoco Funding Co.	6.350%	10/15/11	4,200	4,475
Conoco Funding Co.	7.250%	10/15/31	200	249
ConocoPhillips	4.750%	2/1/14	1,650	1,813
ConocoPhillips	4.600%	1/15/15	1,100	1,201
ConocoPhillips	5.750%	2/1/19	13,550	15,477
ConocoPhillips	5.900%	10/15/32	425	470
ConocoPhillips	6.500%	2/1/39	2,200	2,642
ConocoPhillips Canada Funding Co. I	5.300%	4/15/12	1,975	2,113
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	4,525	5,212
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	325	362
ConocoPhillips Holding Co.	6.950%	4/15/29	1,350	1,650

54

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Devon Energy Corp.	5.625%	1/15/14	1,475	1,632
Devon Energy Corp.	7.950%	4/15/32	3,650	4,694
Devon Financing Corp. ULC	6.875%	9/30/11	2,950	3,141
Devon Financing Corp. ULC	7.875%	9/30/31	3,775	4,752
Diamond Offshore Drilling Inc.	4.875%	7/1/15	225	234
Diamond Offshore Drilling Inc.	5.875%	5/1/19	850	882
Diamond Offshore Drilling Inc.	5.700%	10/15/39	1,850	1,680
EnCana Corp.	5.900%	12/1/17	2,100	2,367
EnCana Corp.	7.200%	11/1/31	1,800	2,131
EnCana Corp.	6.500%	8/15/34	2,925	3,230
EnCana Corp.	6.625%	8/15/37	700	789
EnCana Corp.	6.500%	2/1/38	1,150	1,281
EnCana Holdings Finance Corp.	5.800%	5/1/14	4,350	4,852
EOG Resources Inc.	6.125%	10/1/13	575	649
EOG Resources Inc.	5.875%	9/15/17	1,900	2,160
EOG Resources Inc.	5.625%	6/1/19	3,350	3,784
EOG Resources Inc.	4.400%	6/1/20	325	337
Global Marine Inc.	7.000%	6/1/28	850	734
Halliburton Co.	6.150%	9/15/19	5,825	6,363
Halliburton Co.	6.700%	9/15/38	3,500	3,831
Halliburton Co.	7.450%	9/15/39	1,425	1,675
Hess Corp.	8.125%	2/15/19	3,900	4,855
Hess Corp.	7.875%	10/1/29	1,950	2,389
Hess Corp.	7.125%	3/15/33	1,375	1,594
Husky Energy Inc.	6.250%	6/15/12	725	784
Husky Energy Inc.	5.900%	6/15/14	7,025	7,831
Husky Energy Inc.	6.150%	6/15/19	200	221
Husky Energy Inc.	7.250%	12/15/19	1,225	1,478
Husky Energy Inc.	6.800%	9/15/37	875	1,001
Kerr-McGee Corp.	6.950%	7/1/24	3,300	2,978
Kerr-McGee Corp.	7.875%	9/15/31	875	796
Lasmo USA Inc.	7.300%	11/15/27	175	213
Marathon Global Funding Corp.	6.000%	7/1/12	1,000	1,082
Marathon Oil Corp.	6.125%	3/15/12	825	886
Marathon Oil Corp.	6.000%	10/1/17	3,750	4,182
Marathon Oil Corp.	5.900%	3/15/18	1,350	1,496
Marathon Oil Corp.	6.600%	10/1/37	200	219
Nabors Industries Inc.	6.150%	2/15/18	2,650	2,860
Nabors Industries Inc.	9.250%	1/15/19	1,375	1,681
Nexen Inc.	5.050%	11/20/13	5,516	5,898
Nexen Inc.	5.650%	5/15/17	850	922
Nexen Inc.	7.875%	3/15/32	325	390
Nexen Inc.	5.875%	3/10/35	100	97
Nexen Inc.	6.400%	5/15/37	2,850	2,962
Nexen Inc.	7.500%	7/30/39	3,400	4,045
Noble Energy Inc.	8.250%	3/1/19	3,000	3,621
Noble Energy Inc.	8.000%	4/1/27	275	325
Occidental Petroleum Corp.	6.750%	1/15/12	1,675	1,812
Occidental Petroleum Corp.	7.000%	11/1/13	3,100	3,625
PC Financial Partnership	5.000%	11/15/14	900	969
Petro-Canada	4.000%	7/15/13	1,325	1,388
Petro-Canada	6.050%	5/15/18	1,050	1,172
Petro-Canada	7.875%	6/15/26	500	607
Petro-Canada	7.000%	11/15/28	475	539
Petro-Canada	5.350%	7/15/33	1,425	1,362
Petro-Canada	5.950%	5/15/35	2,100	2,116

55

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Petro-Canada	6.800%	5/15/38	525	601
QEP Resources Inc.	6.050%	9/1/16	975	1,044
QEP Resources Inc.	6.800%	3/1/20	1,750	1,827
Rowan Cos. Inc.	7.875%	8/1/19	875	966
Shell International Finance BV	1.875%	3/25/13	5,550	5,593
Shell International Finance BV	4.000%	3/21/14	3,750	3,965
Shell International Finance BV	3.100%	6/28/15	6,300	6,392
Shell International Finance BV	3.250%	9/22/15	1,400	1,431
Shell International Finance BV	5.200%	3/22/17	975	1,080
Shell International Finance BV	4.300%	9/22/19	4,500	4,631
Shell International Finance BV	4.375%	3/25/20	3,800	3,917
Shell International Finance BV	6.375%	12/15/38	9,125	10,863
Shell International Finance BV	5.500%	3/25/40	1,200	1,273
Smith International Inc.	9.750%	3/15/19	6,635	9,008
Statoil ASA	3.875%	4/15/14	1,250	1,328
Statoil ASA	2.900%	10/15/14	950	975
Statoil ASA	5.250%	4/15/19	4,125	4,522
Statoil ASA	7.250%	9/23/27	1,975	2,497
4 Statoil ASA	6.500%	12/1/28	225	259
Statoil ASA	7.150%	1/15/29	900	1,132
Suncor Energy Inc.	6.100%	6/1/18	100	113
Suncor Energy Inc.	7.150%	2/1/32	425	489
Suncor Energy Inc.	5.950%	12/1/34	175	177
Suncor Energy Inc.	6.500%	6/15/38	11,950	13,280
Suncor Energy Inc.	6.850%	6/1/39	3,700	4,300
Sunoco Inc.	4.875%	10/15/14	500	512
Sunoco Inc.	5.750%	1/15/17	725	735
Talisman Energy Inc.	5.125%	5/15/15	375	407
Talisman Energy Inc.	7.750%	6/1/19	3,125	3,840
Talisman Energy Inc.	7.250%	10/15/27	200	236
Talisman Energy Inc.	5.850%	2/1/37	1,975	2,071
Tosco Corp.	8.125%	2/15/30	4,950	6,606
Total Capital SA	3.000%	6/24/15	3,200	3,227
Total Capital SA	3.125%	10/2/15	2,000	2,032
Total Capital SA	4.450%	6/24/20	2,200	2,235
Transocean Inc.	5.250%	3/15/13	1,125	1,058
Transocean Inc.	6.000%	3/15/18	1,875	1,716
Transocean Inc.	7.500%	4/15/31	775	709
Transocean Inc.	6.800%	3/15/38	4,600	4,094
Valero Energy Corp.	6.875%	4/15/12	4,375	4,701
Valero Energy Corp.	4.750%	6/15/13	2,400	2,515
Valero Energy Corp.	9.375%	3/15/19	1,575	1,908
Valero Energy Corp.	7.500%	4/15/32	1,725	1,821
Valero Energy Corp.	6.625%	6/15/37	5,900	5,738
Weatherford International Inc.	5.950%	6/15/12	200	212
Weatherford International Inc.	6.350%	6/15/17	4,625	4,865
Weatherford International Inc.	6.800%	6/15/37	525	491
Weatherford International Ltd.	5.150%	3/15/13	325	341
Weatherford International Ltd.	5.500%	2/15/16	1,000	1,052
Weatherford International Ltd.	6.000%	3/15/18	525	550
Weatherford International Ltd.	9.625%	3/1/19	4,350	5,261
Weatherford International Ltd.	6.500%	8/1/36	2,750	2,481
Weatherford International Ltd.	7.000%	3/15/38	425	405
Williams Cos. Inc.	7.500%	1/15/31	2,148	2,351
Williams Cos. Inc.	7.750%	6/15/31	630	693
Williams Cos. Inc.	8.750%	3/15/32	500	584

56

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
XTO Energy Inc.	5.900%	8/1/12	1,525	1,671
XTO Energy Inc.	6.250%	4/15/13	2,175	2,456
XTO Energy Inc.	5.750%	12/15/13	2,200	2,486
XTO Energy Inc.	4.900%	2/1/14	600	661
XTO Energy Inc.	5.000%	1/31/15	500	558
XTO Energy Inc.	6.250%	8/1/17	3,250	3,875
XTO Energy Inc.	6.500%	12/15/18	2,075	2,520
XTO Energy Inc.	6.100%	4/1/36	1,975	2,336
XTO Energy Inc.	6.750%	8/1/37	5,150	6,617
XTO Energy Inc.	6.375%	6/15/38	425	527

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	850	983

Technology (0.7%)
Adobe Systems Inc.	3.250%	2/1/15	1,525	1,568
Adobe Systems Inc.	4.750%	2/1/20	2,650	2,713
Agilent Technologies Inc.	4.450%	9/14/12	175	183
Agilent Technologies Inc.	5.500%	9/14/15	1,300	1,400
Agilent Technologies Inc.	6.500%	11/1/17	5,325	5,881
Amphenol Corp.	4.750%	11/15/14	2,475	2,610
Analog Devices Inc.	5.000%	7/1/14	1,200	1,294
Avnet Inc.	6.625%	9/15/16	225	249
BMC Software Inc.	7.250%	6/1/18	825	981
CA Inc.	5.375%	12/1/19	2,250	2,364
Cisco Systems Inc.	5.500%	2/22/16	1,625	1,874
Cisco Systems Inc.	4.950%	2/15/19	5,675	6,242
Cisco Systems Inc.	4.450%	1/15/20	7,825	8,260
Cisco Systems Inc.	5.900%	2/15/39	5,800	6,402
Cisco Systems Inc.	5.500%	1/15/40	5,725	6,019
Computer Sciences Corp.	5.500%	3/15/13	425	456
Computer Sciences Corp.	6.500%	3/15/18	100	111
Corning Inc.	6.625%	5/15/19	275	320
Corning Inc.	7.250%	8/15/36	100	119
Dell Inc.	3.375%	6/15/12	475	493
Dell Inc.	4.700%	4/15/13	2,025	2,179
Dell Inc.	5.650%	4/15/18	1,100	1,217
Dell Inc.	5.875%	6/15/19	1,000	1,124
Dell Inc.	6.500%	4/15/38	1,200	1,370
Dun & Bradstreet Corp.	6.000%	4/1/13	1,275	1,388
Equifax Inc.	4.450%	12/1/14	775	810
Equifax Inc.	6.300%	7/1/17	425	468
Equifax Inc.	7.000%	7/1/37	600	667
Fiserv Inc.	6.125%	11/20/12	2,875	3,155
Fiserv Inc.	6.800%	11/20/17	2,150	2,360
Harris Corp.	5.000%	10/1/15	1,275	1,372
Harris Corp.	6.375%	6/15/19	250	278
Hewlett-Packard Co.	4.250%	2/24/12	475	501
Hewlett-Packard Co.	6.500%	7/1/12	425	469
Hewlett-Packard Co.	4.500%	3/1/13	3,675	3,968
Hewlett-Packard Co.	6.125%	3/1/14	7,875	9,014
Hewlett-Packard Co.	4.750%	6/2/14	725	803
Hewlett-Packard Co.	5.400%	3/1/17	975	1,117
Hewlett-Packard Co.	5.500%	3/1/18	7,325	8,455
HP Enterprise Services LLC	6.000%	8/1/13	1,775	1,999
IBM International Group Capital LLC	5.050%	10/22/12	5,175	5,627

57

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
International Business Machines Corp.	2.100%	5/6/13	850	869
International Business Machines Corp.	7.500%	6/15/13	1,200	1,401
International Business Machines Corp.	6.500%	10/15/13	2,875	3,320
International Business Machines Corp.	5.700%	9/14/17	13,600	15,805
International Business Machines Corp.	7.625%	10/15/18	2,100	2,702
International Business Machines Corp.	7.000%	10/30/25	350	436
International Business Machines Corp.	6.220%	8/1/27	1,975	2,274
International Business Machines Corp.	6.500%	1/15/28	100	121
International Business Machines Corp.	5.875%	11/29/32	225	255
International Business Machines Corp.	5.600%	11/30/39	6,110	6,773
International Game Technology	7.500%	6/15/19	875	1,022
International Game Technology	5.500%	6/15/20	1,030	1,059
Intuit Inc.	5.400%	3/15/12	750	797
Intuit Inc.	5.750%	3/15/17	575	627
Lexmark International Inc.	5.900%	6/1/13	925	985
Lexmark International Inc.	6.650%	6/1/18	1,700	1,792
Maxim Integrated Products Inc.	3.450%	6/14/13	700	705
Microsoft Corp.	2.950%	6/1/14	2,550	2,667
Microsoft Corp.	4.200%	6/1/19	375	403
Microsoft Corp.	5.200%	6/1/39	3,175	3,478
Motorola Inc.	8.000%	11/1/11	100	107
Motorola Inc.	5.375%	11/15/12	1,650	1,735
Motorola Inc.	6.000%	11/15/17	7,825	8,406
Motorola Inc.	7.500%	5/15/25	300	324
Motorola Inc.	6.500%	9/1/25	34	34
Motorola Inc.	6.500%	11/15/28	22	22
Motorola Inc.	6.625%	11/15/37	83	85
Nokia Oyj	5.375%	5/15/19	4,050	4,249
Nokia Oyj	6.625%	5/15/39	750	837
Oracle Corp.	4.950%	4/15/13	3,625	3,981
Oracle Corp.	3.750%	7/8/14	3,050	3,259
Oracle Corp.	5.250%	1/15/16	4,925	5,605
Oracle Corp.	5.750%	4/15/18	4,475	5,181
Oracle Corp.	5.000%	7/8/19	2,800	3,113
Oracle Corp.	6.500%	4/15/38	1,575	1,914
Oracle Corp.	6.125%	7/8/39	4,900	5,740
Pitney Bowes Inc.	4.625%	10/1/12	150	160
Pitney Bowes Inc.	3.875%	6/15/13	1,325	1,396
Pitney Bowes Inc.	4.875%	8/15/14	100	109
Pitney Bowes Inc.	4.750%	1/15/16	4,475	4,825
Pitney Bowes Inc.	5.750%	9/15/17	950	1,061
Pitney Bowes Inc.	4.750%	5/15/18	100	105
Pitney Bowes Inc.	5.250%	1/15/37	100	101
Science Applications International Corp.	6.250%	7/1/12	375	409
Science Applications International Corp.	5.500%	7/1/33	475	448
Xerox Corp.	6.875%	8/15/11	3,400	3,590
Xerox Corp.	5.500%	5/15/12	1,125	1,196
Xerox Corp.	7.625%	6/15/13	1,125	1,140
Xerox Corp.	8.250%	5/15/14	7,550	8,839
Xerox Corp.	4.250%	2/15/15	3,700	3,810
Xerox Corp.	6.400%	3/15/16	1,525	1,718
Xerox Corp.	6.750%	2/1/17	1,100	1,236
Xerox Corp.	6.350%	5/15/18	2,950	3,279
Xerox Corp.	5.625%	12/15/19	525	560

58

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Transportation (0.4%)
3 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	819	916
Burlington Northern Santa Fe LLC	6.750%	7/15/11	1,200	1,269
Burlington Northern Santa Fe LLC	5.900%	7/1/12	750	814
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,025	2,262
Burlington Northern Santa Fe LLC	5.750%	3/15/18	850	954
Burlington Northern Santa Fe LLC	7.000%	12/15/25	1,700	2,044
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,300	1,455
Burlington Northern Santa Fe LLC	5.750%	5/1/40	250	267
Canadian National Railway Co.	6.375%	10/15/11	425	453
Canadian National Railway Co.	4.400%	3/15/13	875	938
Canadian National Railway Co.	4.950%	1/15/14	125	138
Canadian National Railway Co.	5.800%	6/1/16	200	231
Canadian National Railway Co.	5.850%	11/15/17	350	404
Canadian National Railway Co.	6.900%	7/15/28	100	122
Canadian National Railway Co.	6.250%	8/1/34	575	675
Canadian National Railway Co.	6.200%	6/1/36	975	1,144
Canadian Pacific Railway Co.	7.125%	10/15/31	200	229
Canadian Pacific Railway Co.	5.950%	5/15/37	325	345
Con-way Inc.	6.700%	5/1/34	2,475	2,432
3 Continental Airlines 1997-4
Class A Pass Through Trust	6.900%	1/2/18	913	915
3 Continental Airlines 1998-1
Class A Pass Through Trust	6.648%	9/15/17	2,376	2,364
3 Continental Airlines 1999-1
Class A Pass Through Trust	6.545%	2/2/19	64	64
3 Continental Airlines 2007-1
Class A Pass Through Trust	5.983%	4/19/22	319	322
3 Continental Airlines 2009-2
Class A Pass Through Trust	7.250%	11/10/19	1,200	1,272
CSX Corp.	6.300%	3/15/12	700	751
CSX Corp.	5.500%	8/1/13	1,900	2,077
CSX Corp.	6.250%	4/1/15	1,325	1,523
CSX Corp.	5.600%	5/1/17	450	503
CSX Corp.	7.900%	5/1/17	886	1,091
CSX Corp.	6.250%	3/15/18	4,625	5,311
CSX Corp.	7.375%	2/1/19	6,550	8,012
CSX Corp.	6.000%	10/1/36	1,675	1,791
CSX Corp.	6.150%	5/1/37	900	982
4 CSX Corp.	6.220%	4/30/40	1,864	2,045
3 Delta Air Lines Inc.	7.750%	12/17/19	2,459	2,650
3 Delta Air Lines Inc.	6.821%	8/10/22	3,288	3,288
Norfolk Southern Corp.	5.257%	9/17/14	1,845	2,027
Norfolk Southern Corp.	5.750%	1/15/16	775	872
Norfolk Southern Corp.	7.700%	5/15/17	1,525	1,892
Norfolk Southern Corp.	5.750%	4/1/18	875	988
Norfolk Southern Corp.	5.900%	6/15/19	2,175	2,494
Norfolk Southern Corp.	5.590%	5/17/25	100	107
Norfolk Southern Corp.	7.800%	5/15/27	1,280	1,617
Norfolk Southern Corp.	5.640%	5/17/29	525	549
Norfolk Southern Corp.	7.050%	5/1/37	3,075	3,790
Norfolk Southern Corp.	7.900%	5/15/97	600	770
Norfolk Southern Railway Co.	9.750%	6/15/20	775	1,084
Ryder System Inc.	5.850%	3/1/14	600	652
Ryder System Inc.	7.200%	9/1/15	1,250	1,454
Ryder System Inc.	5.850%	11/1/16	6,075	6,691

59

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Airlines Co.	6.500%	3/1/12	2,300	2,446
Southwest Airlines Co.	5.250%	10/1/14	100	106
Southwest Airlines Co.	5.750%	12/15/16	1,125	1,187
Southwest Airlines Co.	5.125%	3/1/17	250	255
3 Southwest Airlines Co.
2007-1 Pass Through Trust	6.150%	8/1/22	826	872
Union Pacific Corp.	6.650%	1/15/11	1,275	1,312
Union Pacific Corp.	6.500%	4/15/12	350	380
Union Pacific Corp.	5.450%	1/31/13	1,325	1,445
Union Pacific Corp.	5.375%	5/1/14	425	470
Union Pacific Corp.	7.000%	2/1/16	100	118
Union Pacific Corp.	5.650%	5/1/17	1,150	1,295
Union Pacific Corp.	5.750%	11/15/17	2,175	2,454
Union Pacific Corp.	5.700%	8/15/18	2,650	2,971
Union Pacific Corp.	7.875%	1/15/19	5,500	7,008
Union Pacific Corp.	6.625%	2/1/29	400	460
3 Union Pacific Railroad Co.
2007-3 Pass Through Trust	6.176%	1/2/31	445	506
United Parcel Service Inc.	3.875%	4/1/14	3,550	3,838
United Parcel Service Inc.	5.500%	1/15/18	2,200	2,514
United Parcel Service Inc.	5.125%	4/1/19	1,125	1,285
United Parcel Service Inc.	6.200%	1/15/38	1,450	1,741
				3,244,921
Utilities (2.3%)
Electric (1.7%)
AEP Texas Central Co.	6.650%	2/15/33	800	907
Alabama Power Co.	4.850%	12/15/12	4,975	5,402
Alabama Power Co.	5.500%	10/15/17	1,325	1,499
Alabama Power Co.	6.125%	5/15/38	1,000	1,160
Alabama Power Co.	6.000%	3/1/39	1,000	1,135
American Water Capital Corp.	6.085%	10/15/17	2,425	2,655
American Water Capital Corp.	6.593%	10/15/37	1,875	2,089
Appalachian Power Co.	3.400%	5/24/15	1,300	1,324
Appalachian Power Co.	5.800%	10/1/35	250	255
Appalachian Power Co.	7.000%	4/1/38	3,075	3,581
Arizona Public Service Co.	6.375%	10/15/11	200	211
Arizona Public Service Co.	5.800%	6/30/14	100	110
Arizona Public Service Co.	4.650%	5/15/15	400	426
Arizona Public Service Co.	5.500%	9/1/35	100	97
Atlantic City Electric Co.	7.750%	11/15/18	2,700	3,426
Baltimore Gas & Electric Co.	5.900%	10/1/16	1,225	1,413
Baltimore Gas & Electric Co.	6.350%	10/1/36	200	224
Carolina Power & Light Co.	6.500%	7/15/12	1,175	1,281
Carolina Power & Light Co.	5.125%	9/15/13	1,825	2,008
Carolina Power & Light Co.	5.300%	1/15/19	375	422
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	4,275	4,697
CenterPoint Energy Houston Electric LLC	5.750%	1/15/14	100	112
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	1,350	1,574
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	119
CenterPoint Energy Inc.	6.500%	5/1/18	150	166
Cleveland Electric Illuminating Co.	7.880%	11/1/17	425	521
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,125	1,230
Columbus Southern Power Co.	5.850%	10/1/35	1,750	1,871
Commonwealth Edison Co.	6.150%	3/15/12	650	702
Commonwealth Edison Co.	5.950%	8/15/16	2,975	3,404
Commonwealth Edison Co.	6.150%	9/15/17	15,207	17,447

60

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Commonwealth Edison Co.	5.800%	3/15/18	1,075	1,222
Commonwealth Edison Co.	5.875%	2/1/33	100	108
Commonwealth Edison Co.	5.900%	3/15/36	875	955
Commonwealth Edison Co.	6.450%	1/15/38	850	998
Connecticut Light & Power Co.	6.350%	6/1/36	2,225	2,605
Consolidated Edison Co. of New York Inc.	4.875%	2/1/13	950	1,033
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	475	533
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	2,225	2,488
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	5,000	6,109
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	550	558
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	700	764
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	975	1,113
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,000	2,318
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	625	767
Consolidated Natural Gas Co.	6.250%	11/1/11	2,675	2,831
Consolidated Natural Gas Co.	5.000%	12/1/14	4,660	5,042
Constellation Energy Group Inc.	4.550%	6/15/15	4,750	4,997
Constellation Energy Group Inc.	7.600%	4/1/32	700	845
Consumers Energy Co.	5.000%	2/15/12	725	764
Consumers Energy Co.	5.375%	4/15/13	1,250	1,364
Consumers Energy Co.	5.500%	8/15/16	800	884
Consumers Energy Co.	6.125%	3/15/19	125	142
Consumers Energy Co.	6.700%	9/15/19	1,225	1,468
Consumers Energy Co.	5.650%	4/15/20	200	222
Detroit Edison Co.	6.125%	10/1/10	775	783
Detroit Edison Co.	5.700%	10/1/37	425	456
Dominion Resources Inc.	4.750%	12/15/10	875	890
Dominion Resources Inc.	6.250%	6/30/12	725	790
Dominion Resources Inc.	5.700%	9/17/12	300	326
Dominion Resources Inc.	5.150%	7/15/15	2,725	3,030
Dominion Resources Inc.	6.000%	11/30/17	1,750	1,991
Dominion Resources Inc.	6.400%	6/15/18	300	348
Dominion Resources Inc.	6.300%	3/15/33	350	386
Dominion Resources Inc.	5.250%	8/1/33	825	908
Dominion Resources Inc.	5.950%	6/15/35	2,375	2,519
3 Dominion Resources Inc.	7.500%	6/30/66	950	943
3 Dominion Resources Inc.	6.300%	9/30/66	800	736
DTE Energy Co.	6.375%	4/15/33	100	107
Duke Energy Carolinas LLC	6.250%	1/15/12	2,575	2,775
Duke Energy Carolinas LLC	5.750%	11/15/13	100	113
Duke Energy Carolinas LLC	6.000%	12/1/28	425	468
Duke Energy Carolinas LLC	6.450%	10/15/32	825	954
Duke Energy Carolinas LLC	6.100%	6/1/37	3,050	3,494
Duke Energy Carolinas LLC	6.000%	1/15/38	200	231
Duke Energy Carolinas LLC	6.050%	4/15/38	775	903
Duke Energy Corp.	3.950%	9/15/14	4,350	4,595
Duke Energy Corp.	3.350%	4/1/15	4,650	4,753
Duke Energy Corp.	5.050%	9/15/19	3,775	4,050
Duke Energy Indiana Inc.	5.000%	9/15/13	275	298
Duke Energy Indiana Inc.	6.050%	6/15/16	100	115
Duke Energy Indiana Inc.	6.120%	10/15/35	325	364
Duke Energy Indiana Inc.	6.350%	8/15/38	2,675	3,194
Duke Energy Ohio Inc.	5.700%	9/15/12	1,175	1,273
Duke Energy Ohio Inc.	2.100%	6/15/13	675	685
El Paso Electric Co.	6.000%	5/15/35	600	585
Empresa Nacional de Electricidad SA	8.350%	8/1/13	625	719

61

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Entergy Louisiana LLC	6.500%	9/1/18	425	484
Entergy Louisiana LLC	5.400%	11/1/24	450	490
Exelon Corp.	4.900%	6/15/15	1,000	1,073
Exelon Corp.	5.625%	6/15/35	200	192
Exelon Generation Co. LLC	6.250%	10/1/39	950	1,010
FirstEnergy Corp.	6.450%	11/15/11	489	515
FirstEnergy Corp.	7.375%	11/15/31	5,360	5,673
FirstEnergy Solutions Corp.	4.800%	2/15/15	5,025	5,264
FirstEnergy Solutions Corp.	6.800%	8/15/39	3,000	2,963
Florida Power & Light Co.	4.850%	2/1/13	625	676
Florida Power & Light Co.	5.550%	11/1/17	675	771
Florida Power & Light Co.	5.950%	10/1/33	225	256
Florida Power & Light Co.	5.625%	4/1/34	1,400	1,531
Florida Power & Light Co.	4.950%	6/1/35	250	250
Florida Power & Light Co.	5.400%	9/1/35	425	459
Florida Power & Light Co.	6.200%	6/1/36	1,050	1,241
Florida Power & Light Co.	5.650%	2/1/37	1,425	1,572
Florida Power & Light Co.	5.850%	5/1/37	675	765
Florida Power & Light Co.	5.950%	2/1/38	3,100	3,513
Florida Power & Light Co.	5.960%	4/1/39	6,100	7,040
Florida Power Corp.	4.800%	3/1/13	3,075	3,332
Florida Power Corp.	5.650%	6/15/18	1,175	1,345
Florida Power Corp.	6.350%	9/15/37	1,375	1,615
Florida Power Corp.	6.400%	6/15/38	10,900	13,055
FPL Group Capital Inc.	5.625%	9/1/11	3,025	3,154
FPL Group Capital Inc.	5.350%	6/15/13	3,725	4,044
FPL Group Capital Inc.	2.550%	11/15/13	2,375	2,393
FPL Group Capital Inc.	7.875%	12/15/15	1,500	1,852
3 FPL Group Capital Inc.	6.350%	10/1/66	675	617
3 FPL Group Capital Inc.	6.650%	6/15/67	1,503	1,405
Georgia Power Co.	5.700%	6/1/17	525	596
Georgia Power Co.	5.650%	3/1/37	100	107
Georgia Power Co.	5.950%	2/1/39	2,750	3,034
Iberdrola USA Inc.	6.750%	6/15/12	1,700	1,835
Iberdrola USA Inc.	6.750%	7/15/36	4,285	4,588
Illinois Power Co.	6.125%	11/15/17	550	622
Illinois Power Co.	6.250%	4/1/18	1,275	1,420
Indiana Michigan Power Co.	7.000%	3/15/19	550	648
Indiana Michigan Power Co.	6.050%	3/15/37	2,850	2,986
3 Integrys Energy Group Inc.	6.110%	12/1/66	1,600	1,438
Interstate Power & Light Co.	6.250%	7/15/39	925	1,085
Jersey Central Power & Light Co.	5.625%	5/1/16	1,025	1,106
Jersey Central Power & Light Co.	5.650%	6/1/17	775	849
Kansas City Power & Light Co.	6.050%	11/15/35	525	572
3 Kansas Gas & Electric	5.647%	3/29/21	95	97
MidAmerican Energy Co.	5.650%	7/15/12	925	1,003
MidAmerican Energy Co.	5.125%	1/15/13	1,700	1,851
MidAmerican Energy Co.	5.950%	7/15/17	900	1,025
MidAmerican Energy Co.	5.300%	3/15/18	100	111
MidAmerican Energy Co.	6.750%	12/30/31	1,550	1,870
MidAmerican Energy Co.	5.750%	11/1/35	575	624
Midamerican Energy Holdings Co.	5.875%	10/1/12	2,075	2,247
Midamerican Energy Holdings Co.	5.000%	2/15/14	425	460
Midamerican Energy Holdings Co.	5.750%	4/1/18	1,275	1,432
Midamerican Energy Holdings Co.	8.480%	9/15/28	100	129
Midamerican Energy Holdings Co.	6.125%	4/1/36	9,175	10,163

62

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Midamerican Energy Holdings Co.	5.950%	5/15/37	4,369	4,715
Midamerican Energy Holdings Co.	6.500%	9/15/37	3,700	4,283
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	10,400	11,390
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	100	102
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	1,725	1,908
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	3,375	3,664
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	175	194
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	1,525	1,701
National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	3,500	4,857
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	975	1,252
Nevada Power Co.	7.125%	3/15/19	2,800	3,326
Nevada Power Co.	6.750%	7/1/37	325	374
4 Niagara Mohawk Power Corp.	4.881%	8/15/19	2,600	2,715
Nisource Finance Corp.	6.150%	3/1/13	100	108
Nisource Finance Corp.	5.400%	7/15/14	425	459
Nisource Finance Corp.	5.250%	9/15/17	650	672
Nisource Finance Corp.	6.400%	3/15/18	200	221
Nisource Finance Corp.	5.450%	9/15/20	675	691
Nisource Finance Corp.	6.125%	3/1/22	1,300	1,393
Northern States Power Co.	5.250%	3/1/18	625	698
Northern States Power Co.	5.250%	7/15/35	100	105
Northern States Power Co.	6.250%	6/1/36	525	624
Northern States Power Co.	6.200%	7/1/37	1,475	1,753
Northern States Power Co.	5.350%	11/1/39	1,325	1,411
NSTAR	4.500%	11/15/19	900	957
NSTAR Electric Co.	4.875%	4/15/14	625	677
NSTAR Electric Co.	5.625%	11/15/17	2,060	2,401
NSTAR Electric Co.	5.500%	3/15/40	1,250	1,367
Oglethorpe Power Corp.	5.950%	11/1/39	825	931
Ohio Edison Co.	6.400%	7/15/16	1,275	1,425
Ohio Power Co.	5.750%	9/1/13	2,025	2,248
Ohio Power Co.	6.000%	6/1/16	1,050	1,188
Ohio Power Co.	5.375%	10/1/21	3,000	3,232
Oklahoma Gas & Electric Co.	5.850%	6/1/40	1,200	1,299
Oncor Electric Delivery Co. LLC	6.375%	5/1/12	1,225	1,323
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	4,800	5,304
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	2,150	2,439
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	2,700	3,182
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	100	120
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	1,000	1,175
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	180
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,800	2,252
Pacific Gas & Electric Co.	4.200%	3/1/11	6,450	6,584
Pacific Gas & Electric Co.	4.800%	3/1/14	4,375	4,757
Pacific Gas & Electric Co.	5.625%	11/30/17	1,125	1,273
Pacific Gas & Electric Co.	8.250%	10/15/18	4,750	6,086
Pacific Gas & Electric Co.	6.050%	3/1/34	5,075	5,659
Pacific Gas & Electric Co.	5.800%	3/1/37	2,225	2,417
Pacific Gas & Electric Co.	6.250%	3/1/39	1,325	1,531
PacifiCorp	6.900%	11/15/11	1,950	2,099
PacifiCorp	7.700%	11/15/31	1,185	1,593
PacifiCorp	5.250%	6/15/35	125	129
PacifiCorp	6.250%	10/15/37	2,700	3,173
Peco Energy Co.	5.350%	3/1/18	575	638
Pennsylvania Electric Co.	6.050%	9/1/17	750	833
Pennsylvania Electric Co.	5.200%	4/1/20	2,250	2,357

63

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Electric Co.	6.150%	10/1/38	2,250	2,391
Pepco Holdings Inc.	6.450%	8/15/12	2,275	2,497
Pepco Holdings Inc.	7.450%	8/15/32	425	506
Potomac Electric Power Co.	6.500%	11/15/37	1,800	2,155
PPL Energy Supply LLC	6.400%	11/1/11	3,475	3,682
PPL Energy Supply LLC	6.300%	7/15/13	1,000	1,109
PPL Energy Supply LLC	5.400%	8/15/14	200	221
PPL Energy Supply LLC	6.200%	5/15/16	674	759
PPL Energy Supply LLC	6.500%	5/1/18	525	581
Progress Energy Inc.	6.850%	4/15/12	525	572
Progress Energy Inc.	6.050%	3/15/14	625	701
Progress Energy Inc.	5.625%	1/15/16	600	672
Progress Energy Inc.	7.050%	3/15/19	425	504
Progress Energy Inc.	4.875%	12/1/19	4,000	4,243
Progress Energy Inc.	7.750%	3/1/31	625	797
Progress Energy Inc.	7.000%	10/30/31	1,300	1,543
Progress Energy Inc.	6.000%	12/1/39	3,450	3,727
PSEG Power LLC	6.950%	6/1/12	3,075	3,363
4 PSEG Power LLC	2.500%	4/15/13	2,100	2,124
PSEG Power LLC	5.000%	4/1/14	2,425	2,595
4 PSEG Power LLC	5.125%	4/15/20	540	560
PSEG Power LLC	8.625%	4/15/31	975	1,277
Public Service Co. of Colorado	7.875%	10/1/12	3,150	3,600
Public Service Co. of Colorado	5.500%	4/1/14	175	194
Public Service Co. of Colorado	5.800%	8/1/18	425	495
Public Service Co. of Colorado	5.125%	6/1/19	3,925	4,349
Public Service Co. of Colorado	6.250%	9/1/37	475	563
Public Service Co. of Oklahoma	5.150%	12/1/19	650	685
Public Service Co. of Oklahoma	6.625%	11/15/37	1,550	1,783
Public Service Electric & Gas Co.	5.250%	7/1/35	100	105
Public Service Electric & Gas Co.	5.800%	5/1/37	1,275	1,445
Public Service Electric & Gas Co.	5.500%	3/1/40	2,725	3,002
Puget Sound Energy Inc.	5.483%	6/1/35	250	249
Puget Sound Energy Inc.	6.274%	3/15/37	1,525	1,689
Puget Sound Energy Inc.	5.757%	10/1/39	1,400	1,442
Puget Sound Energy Inc.	5.795%	3/15/40	660	688
Puget Sound Energy Inc.	5.764%	7/15/40	600	621
San Diego Gas & Electric Co.	5.300%	11/15/15	650	743
San Diego Gas & Electric Co.	5.350%	5/15/35	250	268
San Diego Gas & Electric Co.	6.125%	9/15/37	1,475	1,758
San Diego Gas & Electric Co.	6.000%	6/1/39	225	265
Sierra Pacific Power Co.	6.000%	5/15/16	4,050	4,549
Sierra Pacific Power Co.	6.750%	7/1/37	1,450	1,659
South Carolina Electric & Gas Co.	6.500%	11/1/18	275	331
South Carolina Electric & Gas Co.	6.625%	2/1/32	625	749
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,550	1,779
Southern California Edison Co.	5.000%	1/15/14	2,725	2,993
Southern California Edison Co.	5.750%	3/15/14	700	796
Southern California Edison Co.	4.650%	4/1/15	425	472
Southern California Edison Co.	5.000%	1/15/16	350	393
Southern California Edison Co.	5.500%	8/15/18	500	570
Southern California Edison Co.	6.650%	4/1/29	150	177
Southern California Edison Co.	6.000%	1/15/34	1,000	1,161
Southern California Edison Co.	5.750%	4/1/35	325	367
Southern California Edison Co.	5.350%	7/15/35	1,275	1,357
Southern California Edison Co.	5.550%	1/15/36	500	547

64

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Edison Co.	5.625%	2/1/36	1,875	2,072
Southern California Edison Co.	5.550%	1/15/37	2,400	2,631
Southern California Edison Co.	5.950%	2/1/38	2,800	3,243
Southern Co.	5.300%	1/15/12	1,200	1,271
Southern Power Co.	6.250%	7/15/12	1,050	1,143
Southern Power Co.	4.875%	7/15/15	2,125	2,315
Southwestern Electric Power Co.	5.550%	1/15/17	100	108
Southwestern Electric Power Co.	6.450%	1/15/19	950	1,042
Tampa Electric Co.	6.375%	8/15/12	1,050	1,144
Tampa Electric Co.	6.100%	5/15/18	475	536
Tampa Electric Co.	6.550%	5/15/36	1,075	1,230
Teco Finance Inc.	4.000%	3/15/16	1,100	1,131
Teco Finance Inc.	5.150%	3/15/20	1,000	1,043
Toledo Edison Co.	6.150%	5/15/37	275	296
TransAlta Corp.	4.750%	1/15/15	400	422
TransAlta Corp.	6.650%	5/15/18	425	474
Union Electric Co.	5.400%	2/1/16	1,025	1,099
Union Electric Co.	8.450%	3/15/39	2,500	3,558
United Utilities PLC	5.375%	2/1/19	4,400	4,532
Virginia Electric and Power Co.	5.100%	11/30/12	375	407
Virginia Electric and Power Co.	5.400%	1/15/16	800	899
Virginia Electric and Power Co.	6.000%	1/15/36	1,575	1,752
Virginia Electric and Power Co.	6.000%	5/15/37	1,850	2,063
Virginia Electric and Power Co.	6.350%	11/30/37	3,450	4,027
Virginia Electric and Power Co.	8.875%	11/15/38	500	727
Wisconsin Electric Power Co.	6.000%	4/1/14	825	942
Wisconsin Electric Power Co.	4.250%	12/15/19	2,650	2,746
Wisconsin Electric Power Co.	5.625%	5/15/33	325	353
Wisconsin Electric Power Co.	5.700%	12/1/36	200	217
3 Wisconsin Energy Corp.	6.250%	5/15/67	4,675	4,297
Wisconsin Power & Light Co.	5.000%	7/15/19	475	526
Wisconsin Power & Light Co.	6.375%	8/15/37	1,400	1,649
Xcel Energy Inc.	5.613%	4/1/17	275	302
Xcel Energy Inc.	4.700%	5/15/20	1,800	1,873
Xcel Energy Inc.	6.500%	7/1/36	975	1,127

Natural Gas (0.6%)
AGL Capital Corp.	5.250%	8/15/19	1,600	1,690
Atmos Energy Corp.	4.950%	10/15/14	2,125	2,317
Atmos Energy Corp.	8.500%	3/15/19	450	565
Boardwalk Pipelines LP	5.500%	2/1/17	925	957
British Transco Finance Inc.	6.625%	6/1/18	425	496
Buckeye Partners LP	6.050%	1/15/18	100	108
CenterPoint Energy Resources Corp.	7.875%	4/1/13	1,275	1,464
CenterPoint Energy Resources Corp.	6.150%	5/1/16	675	741
DCP Midstream LLC	8.125%	8/16/30	175	212
El Paso Natural Gas Co.	5.950%	4/15/17	8,800	9,306
Enbridge Energy Partners LP	6.500%	4/15/18	625	698
Enbridge Energy Partners LP	9.875%	3/1/19	1,975	2,589
Enbridge Energy Partners LP	5.200%	3/15/20	525	543
Enbridge Energy Partners LP	7.500%	4/15/38	1,475	1,728
Enbridge Inc.	4.900%	3/1/15	800	865
Enbridge Inc.	5.600%	4/1/17	2,160	2,404
Energy Transfer Partners LP	5.650%	8/1/12	1,875	1,974
Energy Transfer Partners LP	8.500%	4/15/14	5,000	5,794
Energy Transfer Partners LP	5.950%	2/1/15	4,900	5,243

65

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Transfer Partners LP	6.125%	2/15/17	500	523
Energy Transfer Partners LP	9.000%	4/15/19	2,425	2,863
Energy Transfer Partners LP	6.625%	10/15/36	750	721
Energy Transfer Partners LP	7.500%	7/1/38	100	102
6 Enron Corp.	7.625%	9/10/04	400	1
6 Enron Corp.	6.625%	11/15/05	300	1
6 Enron Corp.	7.125%	5/15/07	1,800	4
6 Enron Corp.	6.875%	10/15/07	1,800	4
6 Enron Corp.	6.750%	8/1/09	1,300	3
Enterprise Products Operating LLC	5.650%	4/1/13	950	1,026
Enterprise Products Operating LLC	5.900%	4/15/13	625	680
Enterprise Products Operating LLC	9.750%	1/31/14	7,325	8,852
Enterprise Products Operating LLC	5.600%	10/15/14	5,725	6,247
Enterprise Products Operating LLC	6.300%	9/15/17	2,850	3,192
Enterprise Products Operating LLC	6.650%	4/15/18	975	1,098
Enterprise Products Operating LLC	6.500%	1/31/19	750	836
Enterprise Products Operating LLC	6.875%	3/1/33	2,100	2,285
Enterprise Products Operating LLC	7.550%	4/15/38	425	497
EQT Corp.	6.500%	4/1/18	3,175	3,469
EQT Corp.	8.125%	6/1/19	2,275	2,675
6 HNG Internorth	9.625%	3/15/06	1,000	2
KeySpan Corp.	8.000%	11/15/30	150	194
Kinder Morgan Energy Partners LP	7.125%	3/15/12	1,825	1,982
Kinder Morgan Energy Partners LP	5.850%	9/15/12	2,100	2,255
Kinder Morgan Energy Partners LP	5.000%	12/15/13	5,800	6,202
Kinder Morgan Energy Partners LP	5.125%	11/15/14	3,250	3,435
Kinder Morgan Energy Partners LP	5.950%	2/15/18	2,300	2,499
Kinder Morgan Energy Partners LP	7.300%	8/15/33	350	379
Kinder Morgan Energy Partners LP	6.500%	2/1/37	200	206
Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,000	2,142
Kinder Morgan Energy Partners LP	6.500%	9/1/39	3,275	3,384
Magellan Midstream Partners LP	5.650%	10/15/16	250	271
Magellan Midstream Partners LP	6.550%	7/15/19	1,750	1,973
National Grid PLC	6.300%	8/1/16	2,450	2,791
NuStar Logistics LP	7.650%	4/15/18	1,700	1,959
Oneok Inc.	5.200%	6/15/15	1,000	1,058
Oneok Inc.	6.000%	6/15/35	750	708
ONEOK Partners LP	5.900%	4/1/12	2,125	2,265
ONEOK Partners LP	6.150%	10/1/16	3,550	4,005
ONEOK Partners LP	8.625%	3/1/19	2,500	3,092
ONEOK Partners LP	6.650%	10/1/36	4,450	4,562
ONEOK Partners LP	6.850%	10/15/37	2,675	2,812
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	2,900	2,944
Panhandle Eastern Pipeline Co. LP	7.000%	6/15/18	325	347
Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/17	2,000	2,183
Plains All American Pipeline LP/PAA Finance Corp.	8.750%	5/1/19	125	150
Plains All American Pipeline LP/PAA Finance Corp.	6.650%	1/15/37	325	325
Sempra Energy	6.000%	2/1/13	200	219
Sempra Energy	9.800%	2/15/19	1,500	1,981
Sempra Energy	6.000%	10/15/39	3,000	3,190
Southern California Gas Co.	5.750%	11/15/35	400	443
4 Southern Natural Gas Co.	5.900%	4/1/17	2,925	3,101
Southern Union Co.	7.600%	2/1/24	200	219
Spectra Energy Capital LLC	6.250%	2/15/13	325	353
Spectra Energy Capital LLC	5.500%	3/1/14	1,250	1,328
Spectra Energy Capital LLC	5.668%	8/15/14	100	109

66

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spectra Energy Capital LLC	6.200%	4/15/18	325	359
Spectra Energy Capital LLC	6.750%	2/15/32	725	763
Tennessee Gas Pipeline Co.	7.625%	4/1/37	1,940	2,162
Texas Eastern Transmission LP	7.000%	7/15/32	100	119
Texas Gas Transmission LLC	4.600%	6/1/15	1,275	1,338
TransCanada PipeLines Ltd.	4.000%	6/15/13	1,800	1,913
TransCanada PipeLines Ltd.	6.500%	8/15/18	7,540	8,800
TransCanada PipeLines Ltd.	7.125%	1/15/19	3,000	3,674
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,400	1,382
TransCanada PipeLines Ltd.	5.850%	3/15/36	2,675	2,729
TransCanada PipeLines Ltd.	6.200%	10/15/37	3,450	3,738
TransCanada PipeLines Ltd.	7.625%	1/15/39	375	474
3 TransCanada PipeLines Ltd.	6.350%	5/15/67	4,100	3,674
Transcontinental Gas Pipe Line Co. LLC	7.000%	8/15/11	950	1,001
4 Williams Partners LP	3.800%	2/15/15	1,200	1,215
4 Williams Partners LP	5.250%	3/15/20	6,350	6,549
4 Williams Partners LP	6.300%	4/15/40	1,650	1,661
Williams Partners LP/
Williams Partners Finance Corp.	7.250%	2/1/17	3,000	3,421

Other Utility (0.0%)
Veolia Environnement	6.000%	6/1/18	6,000	6,639
				698,345
Total Corporate Bonds (Cost $5,483,457)				6,061,470
Sovereign Bonds (U.S. Dollar-Denominated) (4.3%)
African Development Bank	1.000%	11/23/11	2,100	2,096
African Development Bank	1.750%	10/1/12	1,150	1,165
African Development Bank	1.625%	2/11/13	2,800	2,822
African Development Bank	3.000%	5/27/14	7,175	7,414
Asian Development Bank	2.125%	3/15/12	1,575	1,615
Asian Development Bank	4.500%	9/4/12	325	349
Asian Development Bank	1.625%	7/15/13	4,550	4,580
Asian Development Bank	3.625%	9/5/13	7,400	7,951
Asian Development Bank	2.750%	5/21/14	8,875	9,152
Asian Development Bank	4.250%	10/20/14	3,550	3,875
Asian Development Bank	2.625%	2/9/15	7,900	8,138
Asian Development Bank	5.500%	6/27/16	1,850	2,147
Asian Development Bank	5.250%	6/12/17	100	117
Asian Development Bank	5.593%	7/16/18	1,700	1,963
Brazilian Government International Bond	11.000%	1/11/12	1,400	1,603
Brazilian Government International Bond	10.250%	6/17/13	800	976
Brazilian Government International Bond	10.500%	7/14/14	1,275	1,622
Brazilian Government International Bond	7.875%	3/7/15	4,875	5,782
Brazilian Government International Bond	6.000%	1/17/17	7,675	8,431
3 Brazilian Government International Bond	8.000%	1/15/18	8,867	10,276
Brazilian Government International Bond	5.875%	1/15/19	21,875	23,953
Brazilian Government International Bond	8.875%	10/14/19	3,600	4,705
Brazilian Government International Bond	4.875%	1/22/21	2,050	2,062
Brazilian Government International Bond	8.875%	4/15/24	1,525	2,051
Brazilian Government International Bond	8.750%	2/4/25	4,200	5,662
Brazilian Government International Bond	10.125%	5/15/27	4,200	6,290
Brazilian Government International Bond	8.250%	1/20/34	2,775	3,670
Brazilian Government International Bond	7.125%	1/20/37	11,425	13,662
Brazilian Government International Bond	11.000%	8/17/40	9,900	13,286
Brazilian Government International Bond	5.625%	1/7/41	3,525	3,474

67

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Canada Mortgage & Housing Corp.	4.800%	10/1/10	325	328
Chile Government International Bond	7.125%	1/11/12	1,225	1,321
Chile Government International Bond	5.500%	1/15/13	1,000	1,088
China Development Bank Corp.	4.750%	10/8/14	2,625	2,869
China Development Bank Corp.	5.000%	10/15/15	525	575
China Government International Bond	4.750%	10/29/13	1,800	1,971
Corp Andina de Fomento	8.125%	6/4/19	5,775	7,099
Corp. Andina de Fomento	5.200%	5/21/13	1,375	1,485
Corp. Andina de Fomento	5.750%	1/12/17	4,700	5,049
Council Of Europe Development Bank	2.750%	2/10/15	2,200	2,247
7 Development Bank of Japan	4.250%	6/9/15	625	683
Eksportfinans ASA	1.875%	4/2/13	550	554
Eksportfinans ASA	3.000%	11/17/14	1,675	1,732
Eksportfinans ASA	5.500%	5/25/16	2,700	3,071
Eksportfinans ASA	5.500%	6/26/17	4,175	4,771
European Bank for Reconstruction & Development	2.750%	4/20/15	7,700	7,858
European Investment Bank	4.625%	9/15/10	3,525	3,554
European Investment Bank	3.125%	7/15/11	2,125	2,176
European Investment Bank	3.250%	10/14/11	1,150	1,187
European Investment Bank	2.625%	11/15/11	950	975
European Investment Bank	2.000%	2/10/12	24,100	24,535
European Investment Bank	4.625%	3/21/12	7,600	8,068
4 European Investment Bank	1.125%	4/16/12	9,100	9,140
European Investment Bank	1.750%	9/14/12	8,000	8,114
^ European Investment Bank	1.625%	3/15/13	7,800	7,842
European Investment Bank	2.875%	3/15/13	2,825	2,934
European Investment Bank	3.250%	5/15/13	6,900	7,254
European Investment Bank	1.875%	6/17/13	6,500	6,581
European Investment Bank	4.250%	7/15/13	11,900	12,886
European Investment Bank	2.375%	3/14/14	7,400	7,564
European Investment Bank	4.625%	5/15/14	11,075	12,208
European Investment Bank	3.125%	6/4/14	29,000	30,416
European Investment Bank	2.875%	1/15/15	7,875	8,211
European Investment Bank	2.750%	3/23/15	10,325	10,575
European Investment Bank	4.875%	2/16/16	4,500	5,067
European Investment Bank	5.125%	9/13/16	700	806
European Investment Bank	4.875%	1/17/17	6,325	7,125
European Investment Bank	5.125%	5/30/17	9,150	10,503
European Investment Bank	4.875%	2/15/36	100	106
Export Development Canada	3.750%	7/15/11	200	206
Export Development Canada	2.625%	11/15/11	1,475	1,511
Export Development Canada	2.375%	3/19/12	3,825	3,917
Export Development Canada	1.750%	9/24/12	7,575	7,679
Export Development Canada	3.500%	5/16/13	4,650	4,847
Export Development Canada	3.125%	4/24/14	175	184
Export Development Canada	2.250%	5/28/15	1,550	1,567
Export-Import Bank of Korea	5.500%	10/17/12	3,025	3,192
Export-Import Bank of Korea	8.125%	1/21/14	11,800	13,474
Export-Import Bank of Korea	5.875%	1/14/15	1,750	1,894
Export-Import Bank of Korea	5.125%	3/16/15	3,275	3,482
Export-Import Bank of Korea	4.125%	9/9/15	3,950	4,009
Financement-Quebec	5.000%	10/25/12	1,275	1,385
Hungary Government International Bond	4.750%	2/3/15	1,050	1,040
Hydro Quebec	6.300%	5/11/11	2,825	2,952
Hydro Quebec	8.000%	2/1/13	2,750	3,190
Hydro Quebec	7.500%	4/1/16	1,150	1,435

68

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Hydro Quebec	8.400%	1/15/22	2,450	3,402
	Hydro Quebec	8.050%	7/7/24	1,350	1,925
	Hydro Quebec	8.500%	12/1/29	100	142
	Inter-American Development Bank	4.750%	10/19/12	3,975	4,298
	Inter-American Development Bank	3.500%	3/15/13	2,625	2,778
	Inter-American Development Bank	3.000%	4/22/14	11,725	12,267
	Inter-American Development Bank	2.250%	7/15/15	2,100	2,113
	Inter-American Development Bank	4.250%	9/14/15	450	499
	Inter-American Development Bank	5.125%	9/13/16	100	115
	Inter-American Development Bank	4.250%	9/10/18	7,875	8,554
	Inter-American Development Bank	3.875%	9/17/19	18,750	19,739
	Inter-American Development Bank	3.875%	2/14/20	2,300	2,431
	Inter-American Development Bank	7.000%	6/15/25	1,125	1,443
	International Bank for
	Reconstruction & Development	3.125%	11/15/11	375	387
	International Bank for
	Reconstruction & Development	2.000%	4/2/12	16,225	16,543
	International Bank for
	Reconstruction & Development	1.750%	7/15/13	8,200	8,324
	International Bank for
	Reconstruction & Development	3.500%	10/8/13	4,410	4,720
	International Bank for
	Reconstruction & Development	2.375%	5/26/15	12,275	12,466
	International Bank for
	Reconstruction & Development	5.000%	4/1/16	4,100	4,643
	International Bank for
	Reconstruction & Development	7.625%	1/19/23	950	1,334
	International Bank for
	Reconstruction & Development	8.875%	3/1/26	450	693
	International Bank for
	Reconstruction & Development	4.750%	2/15/35	5,525	6,034
	International Finance Corp.	3.500%	5/15/13	2,350	2,513
	International Finance Corp.	3.000%	4/22/14	11,675	12,215
	International Finance Corp.	2.750%	4/20/15	3,250	3,358
	Israel Government International Bond	4.625%	6/15/13	750	804
	Israel Government International Bond	5.125%	3/1/14	200	219
	Israel Government International Bond	5.500%	11/9/16	2,800	3,139
	Israel Government International Bond	5.125%	3/26/19	5,350	5,727
7	Japan Bank for International Cooperation	2.125%	11/5/12	8,000	8,160
	Japan Bank for International Cooperation	4.375%	11/26/12	1,950	2,073
	Japan Bank for International Cooperation	4.250%	6/18/13	4,800	5,139
7	Japan Bank for International Cooperation	2.875%	2/2/15	6,300	6,471
^,7	Japan Finance Corp.	1.500%	7/6/12	6,550	6,575
7	Japan Finance Organization for Municipalities	4.625%	4/21/15	2,675	2,963
	Japan Finance Organization for Municipalities	5.000%	5/16/17	1,100	1,217
	Korea Development Bank	5.300%	1/17/13	1,200	1,264
	Korea Development Bank	5.750%	9/10/13	3,300	3,565
	Korea Development Bank	8.000%	1/23/14	3,150	3,591
	Korea Development Bank	4.375%	8/10/15	11,800	12,074
	Korea Electric Power Corp.	7.750%	4/1/13	2,200	2,476
	Kreditanstalt fuer Wiederaufbau	3.250%	10/14/11	4,775	4,924
8	Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	5,125	5,213
8	Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	7,975	8,154
	Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	4,425	4,732
^,8	Kreditanstalt fuer Wiederaufbau	1.250%	6/15/12	13,175	13,245
8	Kreditanstalt fuer Wiederaufbau	1.875%	1/14/13	12,900	13,071

69

Total Bond Market II Index Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Kreditanstalt fuer Wiederaufbau	3.250%	3/15/13	19,600	20,507
	Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	4,000	4,224
	Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	7,500	8,052
8	Kreditanstalt fuer Wiederaufbau	3.500%	3/10/14	300	318
	Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	575	622
8	Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	10,250	10,520
^,8	Kreditanstalt fuer Wiederaufbau	2.625%	3/3/15	11,875	12,094
	Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	14,000	15,695
	Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	4,600	4,888
	Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	6,425	6,739
8	Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	19,300	21,417
8	Kreditanstalt fuer Wiederaufbau	4.000%	1/27/20	5,500	5,749
	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	5,450	1,619
9	Landeskreditbank Baden-
	Wuerttemberg Foerderbank	4.875%	1/13/12	2,625	2,754
8	Landwirtschaftliche Rentenbank	5.250%	7/2/12	2,675	2,905
	Landwirtschaftliche Rentenbank	1.875%	9/24/12	9,150	9,309
	Landwirtschaftliche Rentenbank	3.250%	3/15/13	7,000	7,269
	Landwirtschaftliche Rentenbank	4.125%	7/15/13	2,500	2,668
8	Landwirtschaftliche Rentenbank	3.125%	7/15/15	3,550	3,717
	Landwirtschaftliche Rentenbank	4.875%	11/16/15	4,125	4,619
8	Landwirtschaftliche Rentenbank	5.125%	2/1/17	2,000	2,285
	Malaysia Government International Bond	7.500%	7/15/11	3,575	3,792
	Mexico Government International Bond	7.500%	1/14/12	3,325	3,599
	Mexico Government International Bond	6.375%	1/16/13	4,250	4,660
	Mexico Government International Bond	6.625%	3/3/15	5,975	6,811
	Mexico Government International Bond	11.375%	9/15/16	1,325	1,868
	Mexico Government International Bond	5.625%	1/15/17	10,675	11,675
	Mexico Government International Bond	8.125%	12/30/19	4,325	5,493
	Mexico Government International Bond	8.300%	8/15/31	3,125	4,156
	Mexico Government International Bond	6.750%	9/27/34	11,800	13,610
	Nordic Investment Bank	1.625%	1/28/13	5,300	5,344
	Nordic Investment Bank	2.625%	10/6/14	4,000	4,124
	Nordic Investment Bank	2.500%	7/15/15	3,275	3,330
	Nordic Investment Bank	5.000%	2/1/17	1,150	1,312
	Oesterreichische Kontrollbank AG	3.125%	10/14/11	4,725	4,854
10	Oesterreichische Kontrollbank AG	4.750%	11/8/11	725	761
10	Oesterreichische Kontrollbank AG	1.875%	3/21/12	2,275	2,307
10	Oesterreichische Kontrollbank AG	4.750%	10/16/12	2,025	2,192
10	Oesterreichische Kontrollbank AG	1.750%	3/11/13	6,900	6,961
	Oesterreichische Kontrollbank AG	4.500%	3/9/15	2,600	2,841
10	Oesterreichische Kontrollbank AG	5.000%	4/25/17	4,025	4,450
	Ontario Electricity Financial Corp.	7.450%	3/31/13	1,450	1,650
	Panama Government International Bond	5.200%	1/30/20	9,275	9,654
	Panama Government International Bond	7.125%	1/29/26	3,500	4,060
	Panama Government International Bond	6.700%	1/26/36	4,000	4,420
	Pemex Project Funding Master Trust	9.125%	10/13/10	175	178
	Pemex Project Funding Master Trust	7.375%	12/15/14	2,500	2,876
	Pemex Project Funding Master Trust	5.750%	3/1/18	8,925	9,335
	Pemex Project Funding Master Trust	6.625%	6/15/35	4,600	4,669
	Pemex Project Funding Master Trust	6.625%	6/15/38	2,025	2,080
	Peruvian Government International Bond	7.125%	3/30/19	7,350	8,691
	Peruvian Government International Bond	7.350%	7/21/25	1,525	1,822
	Peruvian Government International Bond	8.750%	11/21/33	7,842	10,637
3	Peruvian Government International Bond	6.550%	3/14/37	5,200	5,720
	Petrobras International Finance Co.	6.125%	10/6/16	4,850	5,248

70

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Petrobras International Finance Co.	5.875%	3/1/18	8,275	8,620
Petrobras International Finance Co.	8.375%	12/10/18	3,700	4,335
Petrobras International Finance Co.	7.875%	3/15/19	7,575	8,664
Petrobras International Finance Co.	5.750%	1/20/20	2,850	2,854
Petrobras International Finance Co.	6.875%	1/20/40	1,975	1,991
4 Petroleos Mexicanos	4.875%	3/15/15	4,450	4,608
Petroleos Mexicanos	8.000%	5/3/19	1,675	1,999
4 Petroleos Mexicanos	6.000%	3/5/20	4,150	4,341
Poland Government International Bond	6.250%	7/3/12	2,425	2,607
Poland Government International Bond	5.250%	1/15/14	800	852
Poland Government International Bond	5.000%	10/19/15	750	789
Poland Government International Bond	6.375%	7/15/19	15,275	16,688
Province of British Columbia Canada	2.850%	6/15/15	6,100	6,312
Province of Manitoba Canada	2.625%	7/15/15	800	819
Province of Manitoba Canada	4.900%	12/6/16	5,475	6,109
Province of Nova Scotia Canada	5.750%	2/27/12	550	591
Province of Ontario Canada	5.000%	10/18/11	4,625	4,883
Province of Ontario Canada	1.875%	11/19/12	8,450	8,549
Province of Ontario Canada	4.100%	6/16/14	13,250	14,225
Province of Ontario Canada	2.950%	2/5/15	1,475	1,513
Province of Ontario Canada	2.700%	6/16/15	10,800	10,910
Province of Ontario Canada	4.750%	1/19/16	1,025	1,138
Province of Ontario Canada	5.450%	4/27/16	5,675	6,523
Province of Ontario Canada	4.000%	10/7/19	7,750	7,998
Province of Ontario Canada	4.400%	4/14/20	9,200	9,809
Province of Quebec Canada	4.875%	5/5/14	275	305
Province of Quebec Canada	4.600%	5/26/15	2,250	2,488
Province of Quebec Canada	5.125%	11/14/16	7,275	8,241
Province of Quebec Canada	4.625%	5/14/18	9,625	10,664
Province of Quebec Canada	7.125%	2/9/24	325	425
Province of Quebec Canada	7.500%	9/15/29	2,575	3,573
Province of Saskatchewan Canada	7.375%	7/15/13	425	496
Region of Lombardy Italy	5.804%	10/25/32	1,050	1,051
Republic of Italy	3.500%	7/15/11	2,475	2,523
Republic of Italy	5.625%	6/15/12	1,875	1,960
Republic of Italy	2.125%	10/5/12	9,750	9,586
Republic of Italy	4.375%	6/15/13	4,350	4,483
Republic of Italy	4.500%	1/21/15	4,000	4,060
Republic of Italy	3.125%	1/26/15	10,575	10,216
Republic of Italy	4.750%	1/25/16	8,075	8,230
Republic of Italy	5.250%	9/20/16	13,275	13,803
Republic of Italy	6.875%	9/27/23	4,600	5,235
Republic of Italy	5.375%	6/15/33	5,650	5,452
Republic of Korea	4.250%	6/1/13	5,700	5,964
Republic of Korea	5.750%	4/16/14	3,175	3,473
Republic of Korea	4.875%	9/22/14	2,400	2,562
Republic of Korea	7.125%	4/16/19	3,175	3,802
Republic of Korea	5.625%	11/3/25	575	627
South Africa Government International Bond	7.375%	4/25/12	2,650	2,892
South Africa Government International Bond	6.875%	5/27/19	7,375	8,436
South Africa Government International Bond	5.500%	3/9/20	4,800	4,962
South Africa Government International Bond	5.875%	5/30/22	1,075	1,131
Svensk Exportkredit AB	3.250%	9/16/14	5,050	5,266
Svensk Exportkredit AB	5.125%	3/1/17	550	613
United Mexican States	5.875%	2/17/14	8,025	8,795
United Mexican States	5.950%	3/19/19	5,975	6,572

71

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United Mexican States	5.125%	1/15/20	1,950	2,041
United Mexican States	6.050%	1/11/40	5,100	5,340
Total Sovereign Bonds (Cost $1,245,607)				1,301,257
Taxable Municipal Bonds (0.7%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	400	417
Bay Area Toll Auth. CA Toll Bridge Rev.	6.793%	4/1/30	875	881
Bay Area Toll Auth. CA Toll Bridge Rev.	6.918%	4/1/40	1,500	1,510
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	2,325	2,455
Board of Regents of the Univ.
of Texas System Rev. Financing System	5.134%	8/15/42	150	154
Board of Trustees of
The Leland Stanford Junior University	3.625%	5/1/14	2,250	2,394
Board of Trustees of
The Leland Stanford Junior University	4.250%	5/1/16	750	812
California GO	5.250%	4/1/14	1,175	1,237
California GO	5.750%	3/1/17	4,000	4,217
California GO	6.200%	3/1/19	1,100	1,160
California GO	6.200%	10/1/19	3,925	4,116
California GO	7.500%	4/1/34	9,225	9,843
California GO	5.650%	4/1/39	1,225	1,309
California GO	7.300%	10/1/39	1,200	1,263
California GO	7.350%	11/1/39	8,200	8,628
California GO	7.625%	3/1/40	2,950	3,194
Central Puget Sound WA Regional
Transit Auth. Sales & Use Tax Rev.	5.491%	11/1/39	550	603
Chicago IL Board of Educ. GO	6.138%	12/1/39	400	411
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	3,000	3,268
Chicago IL O’Hare International Airport Rev.	6.845%	1/1/38	400	425
Chicago IL O’Hare International Airport Rev.	6.395%	1/1/40	600	650
Chicago IL Transit Auth. Rev.	6.200%	12/1/40	1,650	1,731
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	2,625	2,955
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	550	584
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	2,350	2,473
Connecticut GO	5.850%	3/15/32	5,475	6,326
Cook County IL GO	6.229%	11/15/34	750	753
Curators of the Univ. of Missouri System Fac. Rev.	5.960%	11/1/39	1,000	1,102
Dallas County TX Hosp. Dist. GO	5.621%	8/15/44	750	817
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	1,500	1,694
Dartmouth College	4.750%	6/1/19	275	299
Denver CO City & County School Dist.	5.664%	12/1/33	525	564
District of Columbia Income Tax Rev.	5.591%	12/1/34	450	491
East Baton Rouge LA Sewer Commission Rev.	6.087%	2/1/45	975	1,004
Georgia GO	4.503%	11/1/25	2,300	2,437
Howard Hughes Medical Institute	3.450%	9/1/14	1,450	1,531
Illinois GO	2.766%	1/1/12	4,800	4,836
Illinois GO	4.071%	1/1/14	4,800	4,771
Illinois GO	4.950%	6/1/23	5,125	4,758
Illinois GO	5.100%	6/1/33	13,500	10,689
Illinois GO	6.630%	2/1/35	1,050	1,017
Illinois GO	6.725%	4/1/35	3,250	3,214
Illinois State Tollway Highway
Auth. Toll Highway Rev.	6.184%	1/1/34	460	479
Illinois State Tollway Highway
Auth. Toll Highway Rev.	5.851%	12/1/34	625	637

72

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indianapolis IN Local Public
Improvement Bond Bank Notes	6.116%	1/15/40	3,700	3,997
Johns Hopkins University	5.250%	7/1/19	2,275	2,544
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement System)	5.501%	5/1/34	1,525	1,608
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	650	745
Los Angeles CA Dept. of Water & Power Rev.	5.716%	7/1/39	850	857
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	2,400	2,618
Los Angeles CA Dept. of Water & Power Rev.	6.166%	7/1/40	600	617
Los Angeles CA USD GO	5.755%	7/1/29	1,500	1,499
Los Angeles CA USD GO	5.750%	7/1/34	4,600	4,606
Maryland Transp. Auth. Rev.	5.888%	7/1/43	700	776
Massachusetts GO	5.456%	12/1/39	2,000	2,122
Massachusetts School Building
Auth. Dedicated Sales Tax Rev.	5.715%	8/15/39	950	1,044
Massachusetts Water Pollution Abatement Trust	5.192%	8/1/40	1,050	1,048
Metro. Govt. of Nashville &
Davidson County TN GO	5.707%	7/1/34	1,000	1,038
Metro. New York Transp. Auth. Rev.	6.548%	11/15/31	300	332
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	800	816
Metro. Transp. Auth. NY Rev.	6.648%	11/15/39	1,750	1,887
Metro. Washington DC/VA Airports
Auth. Airport System Rev.	7.462%	10/1/46	525	603
Missouri Highways & Transp. Comm. Road Rev.	5.445%	5/1/33	600	634
Muni. Electric Auth. Georgia Rev.	6.637%	4/1/57	3,050	3,008
Muni. Electric Auth. Georgia Rev.	6.655%	4/1/57	2,250	2,224
Muni. Electric Auth. Georgia Rev.	7.055%	4/1/57	1,275	1,275
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	3,175	3,557
New Jersey Transp. Trust Fund Auth. Rev.	6.561%	12/15/40	4,865	5,452
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	900	909
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	3,850	4,853
New York City NY GO	6.246%	6/1/35	750	774
New York City NY GO	5.968%	3/1/36	1,250	1,315
New York City NY GO	5.985%	12/1/36	600	654
New York City NY GO	5.846%	6/1/40	750	774
New York City NY Muni. Water Finance Auth.	6.011%	6/15/42	350	378
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/41	500	524
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.952%	6/15/42	1,150	1,233
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	750	779
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	625	773
New York Metro. Transp. Auth. Rev.	6.089%	11/15/40	400	425
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/30	2,600	2,660
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.628%	3/15/39	900	927
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	2,175	2,235
North Texas Tollway Auth. Rev.	6.718%	1/1/49	1,250	1,408
Oregon (Taxable Pension) GO	5.762%	6/1/23	650	714
Oregon (Taxable Pension) GO	5.892%	6/1/27	975	1,087
Oregon GO	4.759%	6/30/28	700	694
Oregon GO	5.528%	6/30/28	375	409
Oregon State Dept. Transp. Highway Usertax Rev.	5.834%	11/15/34	1,050	1,156
Pennsylvania GO	4.650%	2/15/26	850	850

73

Total Bond Market II Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.350%	5/1/30	3,000	2,995
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	850	937
Princeton University	5.700%	3/1/39	1,500	1,684
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	1,500	1,707
San Antonio TX Electric & Gas Rev.	5.718%	2/1/41	1,175	1,292
San Diego County CA Water Auth.	6.138%	5/1/49	750	834
Tobacco Settlement
West Virginia Finance Auth. Rev.	7.467%	6/1/47	1,400	1,024
Univ. of California Regents	6.583%	5/15/49	975	1,074
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	650	681
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	525	561
Univ. of Virginia VRDO	6.200%	9/1/39	1,000	1,188
Utah GO	4.554%	7/1/24	1,000	1,082
Utah Transit Auth. Sales Tax Rev.	5.937%	6/15/39	100	113
Washington GO	5.090%	8/1/33	3,825	3,877
Washington GO	5.481%	8/1/39	270	289
Washington GO	5.140%	8/1/40	2,325	2,359
Wisconsin GO	4.800%	5/1/13	775	846
Wisconsin GO	5.700%	5/1/26	900	961
Total Taxable Municipal Bonds (Cost $187,910)				198,051

			Shares
Temporary Cash Investment (4.8%)
Money Market Fund (4.8%)
[11,12] Vanguard Market Liquidity Fund
(Cost $1,463,828)	0.286%		1,463,828,296	1,463,828
Total Investments (104.3%) (Cost $30,246,136)				31,734,102
Other Assets and Liabilities (-4.3%)
Other Assets				958,259
Liabilities[12]				(2,277,002)
				(1,318,743)
Net Assets (100%)				30,415,359

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				31,734,102
Receivables for Investment Securities Sold				661,530
Other Assets				296,729
Total Assets				32,692,361
Liabilities
Payables for Investment Securities Purchased				1,728,884
Payables for Capital Shares Redeemed				363,561
Other Liabilities[12]				184,557
Total Liabilities				2,277,002
Net Assets				30,415,359

74

Total Bond Market II Index Fund

At June 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	28,792,561
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	134,832
Unrealized Appreciation (Depreciation)	1,487,966
Net Assets	30,415,359

Investor Shares—Net Assets
Applicable to 2,090,070,668 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	22,189,560
Net Asset Value Per Share—Investor Shares	$10.62

Institutional Shares—Net Assets
Applicable to 774,794,336 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,225,799
Net Asset Value Per Share—Institutional Shares	$10.62

• See Note A in Notes to Financial Statements.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $35,443,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the aggregate value of these securities was $175,953,000, representing 0.6% of net assets.
5 Adjustable-rate security.
6 Non-income-producing security—security in default.
7 Guaranteed by the Government of Japan.
8 Guaranteed by the Federal Republic of Germany.
9 Guaranteed by the State of Baden-Wurttemberg.
10 Guaranteed by the Republic of Austria.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12 Includes $36,294,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

75

Total Bond Market II Index Fund

Statement of Operations

Six Months Ended
June 30, 2010
($000)
Investment Income
Income
Interest1	528,766
Security Lending	30
Total Income	528,796
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,129
Management and Administrative—Investor Shares	9,393
Management and Administrative—Institutional Shares	1,426
Marketing and Distribution—Investor Shares	2,715
Marketing and Distribution—Institutional Shares	872
Custodian Fees	176
Auditing Fees	6
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	23
Total Expenses	15,741
Net Investment Income	513,055
Realized Net Gain (Loss) on Investment Securities Sold	140,820
Change in Unrealized Appreciation (Depreciation) of Investment Securities	925,129
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,004
1 Interest income from an affiliated company of the fund was $1,288,000.

See accompanying Notes, which are an integral part of the Financial Statements.

76

Total Bond Market II Index Fund

Statement of Changes in Net Assets

	Six Months	January 26,
	Ended	2009[1] to
	June 30,	December 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	513,055	737,273
Realized Net Gain (Loss)	140,820	(5,942)
Change in Unrealized Appreciation (Depreciation)	925,129	562,837
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,004	1,294,168
Distributions
Net Investment Income
Investor Shares	(379,453)	(577,735)
Institutional Shares	(133,602)	(159,584)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(513,055)	(737,319)
Capital Share Transactions
Investor Shares	967,330	20,011,458
Institutional Shares	874,263	6,939,510
Net Increase (Decrease) from Capital Share Transactions	1,841,593	26,950,968
Total Increase (Decrease)	2,907,542	27,507,817
Net Assets
Beginning of Period	27,507,817	—
End of Period	30,415,359	27,507,817
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

77

Total Bond Market II Index Fund

Financial Highlights

Investor Shares
	Six Months	Jan. 26,
	Ended	2009[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$10.26	$10.00
Investment Operations
Net Investment Income	.180	.358
Net Realized and Unrealized Gain (Loss) on Investments	.360	.260
Total from Investment Operations	.540	.618
Distributions
Dividends from Net Investment Income	(.180)	(.358)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.180)	(.358)
Net Asset Value, End of Period	$10.62	$10.26

Total Return[2]	5.30%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,190	$20,432
Ratio of Total Expenses to Average Net Assets	0.12%[3]	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	3.41%[3]	3.76%[3]
Portfolio Turnover Rate	124%[3]	110%

1 Inception.
2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

78

Total Bond Market II Index Fund

Financial Highlights

Institutional Shares
	Six Months	Feb. 17,
	Ended	2009[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$10.26	$10.03
Investment Operations
Net Investment Income	.182	.338
Net Realized and Unrealized Gain (Loss) on Investments	.360	.230
Total from Investment Operations	.542	.568
Distributions
Dividends from Net Investment Income	(.182)	(.338)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.182)	(.338)
Net Asset Value, End of Period	$10.62	$10.26

Total Return	5.33%	5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,226	$7,076
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]
Ratio of Net Investment Income to Average Net Assets	3.46%[2]	3.80%[2]
Portfolio Turnover Rate	124%[2]	110%

1 Inception.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Total Bond Market II Index Fund

Notes to Financial Statements

Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds-of-funds as well as certain similar trusts and accounts (“eligible investors”). The fund is not available to other investors. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to eligible investors who meet the fund’s minimum purchase requirements. Institutional Shares are designed for eligible institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgagedollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and for the period ended June 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

80

Total Bond Market II Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2010, the fund had contributed capital of $5,794,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	21,486,562	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,222,934	—
Corporate Bonds	—	6,061,455	15
Sovereign Bonds	—	1,301,257	—
Taxable Municipal Bonds	—	198,051	—
Temporary Cash Investments	1,463,828	—	—
Total	1,463,828	30,270,259	15

There were no changes in investments valued based on Level 3 inputs during the six months ended June 30, 2010.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

81

Total Bond Market II Index Fund

At June 30, 2010, the cost of investment securities for tax purposes was $30,246,136,000. Net unrealized appreciation of investment securities for tax purposes was $1,487,966,000, consisting of unrealized gains of $1,505,391,000 on securities that had risen in value since their purchase and $17,425,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2010, the fund purchased $1,736,725,000 of investment securities and sold $790,287,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,691,807,000 and $16,800,552,000, respectively.

F. Capital share transactions for each class of shares were:
	Six Months Ended		January26, 2009[1] to
	June 30, 2010		December 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	4,420,918	427,208	22,626,091	2,252,203
Issued in Lieu of Cash Distributions	379,450	36,361	577,735	56,763
Redeemed	(3,833,038)	(365,569)	(3,192,368)	(316,895)
Net Increase (Decrease)—Investor Shares	967,330	98,000	20,011,458	1,992,071
Institutional Shares
Issued	1,799,748	173,127	7,305,053	726,011
Issued in Lieu of Cash Distributions	133,602	12,800	159,584	15,596
Redeemed	(1,059,087)	(101,037)	(525,127)	(51,703)
Net Increase (Decrease)—Institutional Shares	874,263	84,890	6,939,510	689,904
1 Inception.

G. In preparing the financial statements as of June 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

82

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

83

Six Months Ended June 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total Bond Market II Index Fund	12/31/2009	6/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,053.03	$0.61
Institutional Shares	1,000.00	1,053.28	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.45	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.12% for Investor Shares and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

84

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total Bond Market II Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Groupserves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio manage-ment process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the investment management services provided to the fund since its inception in 2009 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception in 2009 against its target index and concluded that the fund had performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the Financial Statements section of this report.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

85

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. The credit ratings assigned to fixed income securities are an indicator of risk. They represent a rating agency’s assessment of the issuer’s ability to meet its obligations. For this report, credit-quality ratings for each issue are obtained from Barclays Capital using ratings derived from Moody’s Investors Service, Fitch Ratings, and Standard & Poor’s. When ratings from all three agencies are available, the median rating is used; when ratings are available from two of the agencies, the lower rating is used; and when one rating is available, that rating is used.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

86

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, Vanguard.com, and
searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, sec.gov. In addition,
you may obtain a free report on how your fund voted the
proxies for securities it owned during the 12 months
ended June 30. To get the report, visit either
Vanguard.com or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
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copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6352 082010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

VANGUARD BOND INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, is Incorporated by Reference.